SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 5.8%
Alphabet Inc, Cl A *	4,152	$9,048
Alphabet Inc, Cl C *	11,462	25,073
AT&T Inc	71,500	1,499
Comcast Corp, Cl A	142,077	5,575
Fox Corp, Cl A	48,678	1,566
Live Nation Entertainment Inc *	56,883	4,697
Meta Platforms Inc, Cl A *	76,652	12,360
Nexstar Media Group Inc, Cl A	4,242	691
Paramount Global, Cl B	22,664	559
TEGNA Inc	150,197	3,150
T-Mobile US Inc *	52,721	7,093
Verizon Communications Inc	280,734	14,247
Walt Disney Co/The *	136,568	12,892
Warner Bros Discovery Inc *	56,488	758

		99,208
Consumer Discretionary — 10.0%
Advance Auto Parts Inc	16,799	2,908
Alibaba Group Holding ADR *	27,851	3,166
Amazon.com Inc, Cl A *	285,500	30,323
AutoZone Inc *	1,922	4,131
Best Buy Co Inc	38,681	2,522
Booking Holdings Inc *	2,518	4,404
BorgWarner Inc	204,343	6,819
Capri Holdings Ltd *	66,333	2,720
Carnival Corp *	59,440	514
Dick's Sporting Goods Inc (A)	36,476	2,749
Dillard's Inc, Cl A (A)	6,433	1,419
Dollar General Corp	41,094	10,086
Domino's Pizza Inc	3,373	1,314
DR Horton Inc	43,190	2,859
eBay Inc	56,727	2,364
Foot Locker Inc, Cl A	23,394	591
Ford Motor Co	105,794	1,177
General Motors Co *	209,815	6,664
Goodyear Tire & Rubber Co/The *	38,367	411
Harley-Davidson Inc, Cl A	49,267	1,560
Kohl's Corp	31,690	1,131
Lear Corp	26,627	3,352
Lennar Corp, Cl A	6,546	462
Lithia Motors Inc, Cl A	3,372	927
Lowe's Cos Inc	60,506	10,569
Magna International Inc, Cl A	49,219	2,702
MercadoLibre Inc *	1,300	828
MGM Resorts International	188,891	5,468
NIKE Inc, Cl B	89,182	9,114
O'Reilly Automotive Inc *	4,128	2,608
PulteGroup Inc	217,624	8,624
Ralph Lauren Corp, Cl A	8,071	724
Ross Stores Inc	122,122	8,577
Royal Caribbean Cruises Ltd *	5,535	193

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starbucks Corp	76,846	$5,870
Target Corp, Cl A	35,789	5,054
Tesla Inc *	9,964	6,710
Thor Industries Inc	33,250	2,485
Toll Brothers Inc	10,842	483
Vail Resorts Inc	3,358	732
Whirlpool Corp	27,260	4,222

		169,536
Consumer Staples — 6.9%
Altria Group Inc	43,653	1,824
Archer-Daniels-Midland Co	5,437	422
Coca-Cola Co/The	146,094	9,191
Coca-Cola Europacific Partners PLC	141,549	7,305
Colgate-Palmolive Co	71,119	5,700
Conagra Brands Inc	265,977	9,107
Herbalife Nutrition Ltd *	15,238	312
Ingredion Inc	89,406	7,882
J M Smucker Co/The	74,121	9,488
Kraft Heinz Co/The	12,498	477
Kroger Co/The	317,607	15,032
Molson Coors Beverage Co, Cl B	30,456	1,660
Mondelez International Inc, Cl A	24,251	1,506
PepsiCo Inc	66,095	11,015
Philip Morris International Inc	121,483	11,995
Procter & Gamble Co/The	15,906	2,287
Sysco Corp, Cl A	116,826	9,896
Tyson Foods Inc, Cl A	108,441	9,332
Walgreens Boots Alliance Inc	38,917	1,475

		115,906
Energy — 4.0%
Baker Hughes Co, Cl A	10,888	314
BP PLC ADR	127,849	3,625
Canadian Natural Resources Ltd	102,799	5,518
Chevron Corp	84,335	12,210
ConocoPhillips	97,668	8,772
Devon Energy Corp	133,932	7,381
EOG Resources Inc	3,611	399
Exxon Mobil Corp	7,057	605
HF Sinclair Corp	91,334	4,125
Marathon Petroleum Corp	88,680	7,290
Phillips 66	45,420	3,724
Pioneer Natural Resources Co	29,381	6,554
Shell PLC ADR	30,942	1,618
Valero Energy Corp	52,768	5,608

		67,743
Financials — 13.9%
Aflac Inc	94,072	5,205
American Financial Group Inc/OH	4,314	599
Ameriprise Financial Inc	25,172	5,983
Bank of America Corp	306,396	9,538

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of New York Mellon Corp/The	19,244	$803
Berkshire Hathaway Inc, Cl B *	67,802	18,511
Capital One Financial Corp	55,084	5,739
Charles Schwab Corp/The	142,100	8,978
Citigroup Inc	188,271	8,659
Citizens Financial Group Inc	9,142	326
Discover Financial Services	32,032	3,030
Everest Re Group Ltd	1,843	517
FactSet Research Systems Inc	863	332
Fifth Third Bancorp	146,251	4,914
First American Financial Corp	21,368	1,131
First Republic Bank/CA	85,489	12,328
Goldman Sachs Group Inc/The	3,354	996
Hartford Financial Services Group Inc/The	89,538	5,858
JPMorgan Chase & Co	80,157	9,026
KeyCorp	113,094	1,949
KKR & Co Inc	55,247	2,557
Markel Corp *	11,289	14,599
Marsh & McLennan Cos Inc	67,492	10,478
Moody's Corp	38,887	10,576
Morgan Stanley	65,872	5,010
Popular Inc	60,934	4,688
Progressive Corp/The	60,532	7,038
Radian Group Inc	16,498	324
Regions Financial Corp	212,723	3,989
Reinsurance Group of America Inc, Cl A	3,004	352
S&P Global Inc	32,748	11,038
Signature Bank/New York NY, Cl B	17,706	3,173
SLM Corp	302,734	4,826
Starwood Property Trust Inc ‡	32,387	677
State Street Corp	117,863	7,266
Synchrony Financial	217,031	5,994
US Bancorp	323,806	14,902
Voya Financial Inc	62,675	3,731
Wells Fargo & Co	112,295	4,399
Willis Towers Watson PLC	63,313	12,497
Zions Bancorp NA	71,519	3,640

		236,176
Health Care — 15.8%
AbbVie Inc	59,751	9,151
Acadia Healthcare Co Inc, Cl A *	5,449	369
Agilent Technologies Inc	55,798	6,627
AmerisourceBergen Corp, Cl A	85,799	12,139
Amgen Inc, Cl A	57,858	14,077
AstraZeneca PLC ADR	84,193	5,563
Baxter International Inc	113,683	7,302
Biogen Inc *	2,286	466
Bristol-Myers Squibb Co	155,447	11,969
Cardinal Health Inc	7,743	405
Catalent Inc *	40,549	4,350
Cigna Corp	1,877	495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	180,353	$16,711
Danaher Corp, Cl A	43,061	10,917
DaVita Inc *	4,103	328
Edwards Lifesciences Corp, Cl A *	34,783	3,308
Gilead Sciences Inc	8,671	536
GSK PLC ADR	30,148	1,312
HCA Healthcare Inc	17,171	2,886
Humana Inc	25,531	11,950
Jazz Pharmaceuticals PLC *	28,183	4,397
Johnson & Johnson	209,632	37,212
McKesson Corp	29,908	9,756
Medtronic PLC	92,217	8,276
Merck & Co Inc	91,347	8,328
Mettler-Toledo International Inc *	11,204	12,871
Natera Inc *	57,996	2,055
Organon & Co	15,833	534
Perrigo Co PLC	46,264	1,877
Pfizer Inc	239,035	12,533
Teleflex Inc	15,319	3,766
Thermo Fisher Scientific Inc	11,874	6,451
UnitedHealth Group Inc	48,118	24,715
Vertex Pharmaceuticals Inc *	19,783	5,575
Zimmer Biomet Holdings Inc	86,871	9,127

		268,334
Industrials — 9.8%
AerCap Holdings NV *	62,810	2,571
AGCO Corp	28,514	2,814
Alaska Air Group Inc *	58,156	2,329
Allison Transmission Holdings Inc	37,699	1,449
American Airlines Group Inc *	147,592	1,871
AMETEK Inc	38,760	4,259
Cummins Inc	30,186	5,842
Delta Air Lines Inc, Cl A *	46,513	1,347
Dover Corp	39,611	4,806
Eaton Corp PLC	36,869	4,645
Emerson Electric Co	43,388	3,451
FedEx Corp	33,861	7,677
Fortive Corp	171,178	9,309
General Electric Co	70,202	4,470
GXO Logistics Inc *	153,950	6,661
Honeywell International Inc	113,389	19,708
Huntington Ingalls Industries Inc, Cl A	10,975	2,391
IDEX Corp	18,824	3,419
L3Harris Technologies Inc	15,407	3,724
Lockheed Martin Corp	7,508	3,228
ManpowerGroup Inc	29,203	2,231
Northrop Grumman Corp	2,095	1,003
Owens Corning	34,317	2,550
Parker-Hannifin Corp, Cl A	25,904	6,374
Rockwell Automation Inc	9,451	1,884
Ryder System Inc	14,973	1,064

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Snap-on Inc	8,649	$1,704
Stanley Black & Decker Inc	65,678	6,887
Textron Inc	56,360	3,442
Timken Co/The	72,653	3,854
TransDigm Group Inc *	23,745	12,743
Uber Technologies Inc *	99,982	2,046
United Airlines Holdings Inc *	23,047	816
United Parcel Service Inc, Cl B	61,103	11,154
WW Grainger Inc	27,733	12,603

		166,326
Information Technology — 22.7%
Adobe Inc *	45,772	16,755
Advanced Micro Devices Inc *	92,604	7,081
Amdocs Ltd	39,822	3,318
Amkor Technology Inc	51,908	880
Amphenol Corp, Cl A	107,406	6,915
Apple Inc	376,334	51,452
Applied Materials Inc	73,076	6,648
Arrow Electronics Inc, Cl A *	5,863	657
Automatic Data Processing Inc	26,457	5,557
Bill.com Holdings Inc *	13,507	1,485
Block, Cl A *	17,306	1,064
Cadence Design Systems Inc *	18,802	2,821
Cisco Systems Inc	151,519	6,461
Crowdstrike Holdings Inc, Cl A *	15,771	2,658
Datadog Inc, Cl A *	13,691	1,304
Dell Technologies Inc, Cl C	4,018	186
DXC Technology Co *	70,284	2,130
Fortinet Inc *	14,010	793
Global Payments Inc	148,513	16,431
Hewlett Packard Enterprise Co	249,894	3,314
HP Inc	173,068	5,673
Intel Corp	118,591	4,437
International Business Machines Corp	24,273	3,427
Intuit Inc	55,738	21,484
Jabil Inc	68,671	3,517
Juniper Networks Inc	88,541	2,523
KLA Corp	28,023	8,942
Marqeta Inc, Cl A *	157,775	1,280
Microchip Technology Inc	299,789	17,412
Micron Technology Inc	45,152	2,496
Microsoft Corp	227,275	58,371
Motorola Solutions Inc	54,849	11,496
NetApp Inc	13,851	904
NVIDIA Corp	42,585	6,455
NXP Semiconductors NV	54,086	8,006
ON Semiconductor Corp *	5,569	280
Oracle Corp, Cl B	90,918	6,352
Paychex Inc	24,626	2,804
PayPal Holdings Inc *	41,194	2,877
Qorvo Inc *	3,170	299

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QUALCOMM Inc	46,464	$5,935
Roper Technologies Inc	21,548	8,504
salesforce.com *	60,259	9,945
SAP SE ADR	74,822	6,788
Seagate Technology Holdings PLC	44,700	3,193
Snowflake, Cl A *	9,827	1,367
SolarEdge Technologies Inc *	3,670	1,004
Teradyne Inc	32,165	2,880
Unity Software Inc *	27,102	998
VeriSign Inc *	2,120	355
Visa Inc, Cl A	110,461	21,749
Vishay Intertechnology Inc	115,899	2,065
VMware Inc, Cl A *	11,631	1,326
Vontier Corp	467,725	10,753
Xerox Holdings Corp	58,641	871

		384,678
Materials — 4.7%
Air Products and Chemicals Inc	58,182	13,992
Avery Dennison Corp	29,900	4,840
Berry Global Group Inc *	13,761	752
Celanese Corp, Cl A	37,618	4,424
Crown Holdings Inc	65,796	6,065
DuPont de Nemours Inc	38,689	2,150
Eastman Chemical Co	73,135	6,565
Ecolab Inc	66,558	10,234
Huntsman Corp	180,232	5,110
International Flavors & Fragrances Inc	13,914	1,658
International Paper Co	39,192	1,639
Linde PLC	12,795	3,679
Louisiana-Pacific Corp	5,250	275
LyondellBasell Industries NV, Cl A	3,410	298
Newmont Corp	48,882	2,917
PPG Industries Inc	58,040	6,636
Reliance Steel & Aluminum Co	7,377	1,253
Steel Dynamics Inc	6,666	441
Sylvamo Corp	11,192	366
Vulcan Materials Co	40,048	5,691
Westrock Co	8,670	345

		79,330
Real Estate — 2.7%
American Homes 4 Rent, Cl A ‡	145,960	5,173
American Tower Corp, Cl A ‡	55,725	14,243
Crown Castle International Corp ‡	70,972	11,950
Extra Space Storage Inc ‡	33,488	5,697
Gaming and Leisure Properties Inc ‡	87,103	3,994
Iron Mountain Inc ‡	24,500	1,193
Omega Healthcare Investors Inc ‡	57,992	1,635
Sabra Health Care Inc ‡	73,150	1,022
Service Properties Trust ‡	167,852	878

		45,785

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.3%
CenterPoint Energy Inc	237,187	$7,016
Edison International	34,470	2,180
FirstEnergy Corp	182,591	7,010
NiSource Inc	272,948	8,049
NRG Energy Inc	60,226	2,299
PPL Corp	210,324	5,706
UGI Corp	103,502	3,996
Vistra Corp	114,510	2,616

		38,872
Total Common Stock
(Cost $1,216,978) ($ Thousands)		1,671,894

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.330% **†(B)	2,836,550	$2,841

Total Affiliated Partnership
(Cost $2,834) ($ Thousands)		2,841

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	22,519,096	22,519

Total Cash Equivalent
(Cost $22,519) ($ Thousands)		22,519

Total Investments in Securities — 100.1%
(Cost $1,242,331) ($ Thousands)		$1,697,254

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	68	Sep-2022	$12,987	$12,884	$(103)
S&P Mid Cap 400 Index E-MINI	5	Sep-2022	1,118	1,134	16
			$14,105	$14,018	$(87)

Percentages are based on Net Assets of $1,695,880 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $4,029 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $2,841 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,671,894	–	–	1,671,894
Affiliated Partnership	–	2,841	–	2,841
Cash Equivalent	22,519	–	–	22,519
Total Investments in Securities	1,694,413	2,841	–	1,697,254

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(103)	–	–	(103)
Total Other Financial Instruments	(87)	–	–	(87)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$16,145	$77,760	$(91,064)	$—	$—	$2,841	2,836,549	$12	$—
SEI Daily Income Trust, Government Fund, Cl F	19,853	276,757	(274,091)	—	—	22,519	22,519,096	29	1
Totals	$35,998	$354,517	$(365,155)	$—	$—	$25,360		$41	$1

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 6.2%
AT&T Inc	1,031,235	$21,615
BCE Inc (A)	272,263	13,390
Comcast Corp, Cl A	299,590	11,756
Fox Corp, Cl A	114,572	3,685
Meta Platforms Inc, Cl A *	29,219	4,712
Nexstar Media Group Inc, Cl A	7,601	1,238
Omnicom Group Inc	3,811	242
Paramount Global, Cl B	47,731	1,178
TEGNA Inc	131,658	2,761
T-Mobile US Inc *	49,749	6,693
Verizon Communications Inc	174,796	8,871
Walt Disney Co/The *	48,850	4,611
Warner Bros Discovery *	235,617	3,162

		83,914
Consumer Discretionary — 7.1%
Autoliv Inc	22,443	1,606
Best Buy Co Inc	62,685	4,087
Booking Holdings Inc *	1,165	2,038
BorgWarner	19,597	654
Carnival Corp *	89,490	774
Dick's Sporting Goods Inc (A)	21,511	1,621
Dillard's Inc, Cl A (A)	12,276	2,708
DR Horton Inc	28,399	1,880
eBay Inc	41,518	1,730
Foot Locker Inc, Cl A	38,308	967
Ford Motor Co	192,027	2,137
General Motors Co *	252,138	8,008
Genuine Parts Co	132,329	17,600
Goodyear Tire & Rubber Co/The *	132,487	1,419
Harley-Davidson Inc, Cl A	28,479	902
Kohl's Corp	22,338	797
Lear Corp	12,142	1,528
Lennar Corp, Cl A	8,202	579
Lithia Motors Inc, Cl A	9,263	2,546
Lowe's Cos Inc	51,644	9,021
Magna International Inc, Cl A	24,663	1,354
PulteGroup Inc	215,305	8,532
Royal Caribbean Cruises Ltd *	6,489	226
Target Corp, Cl A	98,887	13,966
Thor Industries Inc (A)	63,503	4,746
Whirlpool Corp	24,849	3,848

		95,274
Consumer Staples — 8.4%
Altria Group Inc	207,317	8,660
Archer-Daniels-Midland Co	6,119	475
Conagra Brands Inc	146,906	5,030
Diageo PLC ADR	37,752	6,573
Ingredion Inc	83,947	7,401
J M Smucker Co/The	17,549	2,246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	77,089	$10,418
Kraft Heinz Co/The	56,221	2,144
Kroger Co/The	285,342	13,505
Molson Coors Beverage Co, Cl B	104,071	5,673
Philip Morris International Inc	181,374	17,909
Procter & Gamble Co/The	21,425	3,081
Tyson Foods Inc, Cl A	147,143	12,663
Unilever PLC ADR	172,247	7,894
Walgreens Boots Alliance Inc	218,411	8,278
Walmart Inc	9,909	1,205

		113,155
Energy — 6.8%
BP PLC ADR	152,424	4,321
Canadian Natural Resources Ltd	55,860	2,999
Chevron Corp	168,059	24,331
ConocoPhillips	231,272	20,770
Devon Energy Corp	74,775	4,121
Exxon Mobil Corp	258,487	22,137
HF Sinclair Corp	39,940	1,804
Marathon Petroleum Corp	47,244	3,884
Phillips 66	20,097	1,648
Shell PLC ADR	21,424	1,120
Valero Energy Corp	42,991	4,569

		91,704
Financials — 18.3%
Aflac Inc	88,114	4,875
Allstate Corp/The	34,766	4,406
American Financial Group Inc/OH	21,126	2,932
Ameriprise Financial Inc	26,001	6,180
Annaly Capital Management Inc ‡	292,976	1,732
Bank of America Corp	623,733	19,417
Bank of New York Mellon Corp/The	191,211	7,976
Berkshire Hathaway Inc, Cl B *	40,463	11,047
Capital One Financial Corp	28,002	2,918
Chubb Ltd	89,857	17,664
Citigroup Inc	538,848	24,782
Citizens Financial Group Inc	104,794	3,740
Discover Financial Services	37,526	3,549
Fifth Third Bancorp	113,014	3,797
First American Financial Corp	19,225	1,017
Goldman Sachs Group Inc/The	7,938	2,358
Hartford Financial Services Group Inc/The	40,505	2,650
JPMorgan Chase & Co	171,797	19,346
KeyCorp	125,944	2,170
KKR & Co Inc	30,397	1,407
Lincoln National Corp	29,914	1,399
MetLife Inc	85,353	5,359
Morgan Stanley	234,676	17,849
New York Community Bancorp Inc	262,592	2,398
Popular Inc	58,412	4,493
Principal Financial Group Inc, Cl A	3,953	264

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prudential Financial Inc	60,510	$5,790
Radian Group Inc	35,327	694
Regions Financial Corp	201,984	3,787
Reinsurance Group of America Inc, Cl A	17,488	2,051
SLM Corp	266,253	4,244
State Street Corp	47,517	2,930
Synchrony Financial	153,808	4,248
T Rowe Price Group Inc	8,283	941
Travelers Cos Inc/The	50,275	8,503
Truist Financial Corp	211,571	10,035
Unum Group	55,915	1,902
Voya Financial Inc	103,747	6,176
Wells Fargo & Co	345,185	13,521
Willis Towers Watson PLC	16,379	3,233
Zions Bancorp NA	79,407	4,042

		247,822
Health Care — 17.6%
AbbVie Inc	26,369	4,039
Amgen Inc, Cl A	23,430	5,700
AstraZeneca PLC ADR	54,158	3,578
Biogen Inc *	10,497	2,141
Bristol-Myers Squibb Co	183,512	14,130
Cardinal Health Inc	108,372	5,665
Cigna Corp	22,581	5,951
CVS Health Corp	185,795	17,216
DaVita Inc *	25,118	2,008
Eli Lilly & Co	28,835	9,349
Gilead Sciences Inc	112,567	6,958
GSK PLC ADR	91,555	3,985
HCA Healthcare Inc	16,836	2,829
Hologic Inc *	12,724	882
Jazz Pharmaceuticals PLC *	41,808	6,523
Johnson & Johnson	161,111	28,599
McKesson Corp	39,209	12,790
Medtronic PLC	177,966	15,973
Merck & Co Inc	318,066	28,998
Novartis AG ADR	143,434	12,124
Organon & Co	16,136	545
Pfizer Inc	733,938	38,480
Viatris Inc, Cl W *	291,220	3,049
Zimmer Biomet Holdings Inc	45,934	4,826

		236,338
Industrials — 10.8%
3M Co	61,376	7,943
AerCap Holdings NV *	77,499	3,173
AGCO Corp	31,476	3,107
Alaska Air Group Inc *	72,619	2,908
Allison Transmission Holdings Inc	68,559	2,636
Cummins Inc	46,257	8,952
Delta Air Lines Inc, Cl A *	130,072	3,768
FedEx Corp	36,932	8,373

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	63,868	$14,131
Huntington Ingalls Industries Inc, Cl A	16,362	3,564
Johnson Controls International PLC	313,634	15,017
L3Harris Technologies Inc	7,044	1,703
Lockheed Martin Corp	13,601	5,848
ManpowerGroup Inc	42,383	3,239
Northrop Grumman Corp	9,987	4,779
Owens Corning	23,991	1,783
PACCAR Inc	13,110	1,079
Raytheon Technologies Corp	209,293	20,115
Ryder System Inc	28,822	2,048
Siemens AG ADR	165,998	8,479
Snap-on Inc	18,548	3,654
Textron Inc	56,910	3,476
Timken Co/The	50,058	2,656
United Airlines Holdings Inc *	50,687	1,795
United Parcel Service Inc, Cl B	68,760	12,551

		146,777
Information Technology — 10.0%
Amdocs Ltd	68,616	5,716
Amkor Technology Inc	108,102	1,832
Applied Materials Inc	46,847	4,262
Arrow Electronics Inc, Cl A *	43,920	4,923
Broadcom Inc	21,761	10,572
Cisco Systems Inc/Delaware	349,960	14,922
Cognizant Technology Solutions Corp, Cl A	28,611	1,931
Dell Technologies Inc, Cl C	14,748	682
DXC Technology Co *	52,976	1,606
Global Payments Inc	29,748	3,291
Hewlett Packard Enterprise Co	260,289	3,451
HP Inc	333,017	10,916
Intel Corp	576,838	21,580
International Business Machines Corp	35,900	5,069
Jabil Inc	72,955	3,736
Juniper Networks Inc	180,394	5,141
Micron Technology Inc	69,408	3,837
Microsoft Corp	39,275	10,087
Oracle Corp, Cl B	76,101	5,317
QUALCOMM Inc	2,792	357
Seagate Technology Holdings PLC	48,818	3,488
Teradyne Inc	63,936	5,726
Vontier Corp	190,609	4,382
Xerox Holdings Corp	94,367	1,401

		134,225
Materials — 4.6%
Berry Global Group Inc *	26,280	1,436
Celanese Corp, Cl A	36,390	4,280
Crown Holdings Inc	50,076	4,616
Dow Inc	221,468	11,430
DuPont de Nemours Inc	48,652	2,704
Eastman Chemical Co	74,402	6,679

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntsman Corp	173,256	$4,912
International Paper Co	111,708	4,673
Louisiana-Pacific Corp	27,750	1,454
LyondellBasell Industries NV, Cl A	37,839	3,309
Newmont Corp	65,956	3,936
O-I Glass Inc, Cl I *	82,301	1,152
Reliance Steel & Aluminum Co	30,103	5,113
Steel Dynamics Inc	44,467	2,941
Sylvamo Corp	10,155	332
Westrock Co	60,481	2,410

		61,377
Real Estate — 3.3%
Boston Properties Inc ‡	87,252	7,764
Gaming and Leisure Properties Inc ‡	70,961	3,254
Healthpeak Properties Inc ‡	430,340	11,150
Iron Mountain Inc ‡	44,969	2,190
Omega Healthcare Investors Inc ‡	84,133	2,372
Sabra Health Care Inc ‡	182,928	2,555
Service Properties Trust ‡	252,553	1,321
Simon Property Group Inc ‡	27,995	2,657
VICI Properties Inc ‡	372,874	11,108

		44,371
Utilities — 5.2%
Duke Energy Corp	113,298	12,147
Edison International	110,674	6,999
Exelon Corp	33,433	1,515
FirstEnergy Corp	116,210	4,461
NextEra Energy Inc	235,543	18,245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	228,443	$6,737
NRG Energy Inc	100,694	3,843
PPL Corp	247,181	6,706
UGI Corp	159,854	6,172
Vistra Corp	118,676	2,712

		69,537
Total Common Stock
(Cost $1,007,286) ($ Thousands)		1,324,494

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
1.330% **†(B)	18,669,735	18,670

Total Affiliated Partnership
(Cost $18,672) ($ Thousands)		18,670

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	20,529,103	20,529

Total Cash Equivalent
(Cost $20,529) ($ Thousands)		20,529

Total Investments in Securities — 101.2%
(Cost $1,046,487) ($ Thousands)		$1,363,693

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	56	Sep-2022	$10,699	$10,610	$(89)
S&P Mid Cap 400 Index E-MINI	35	Sep-2022	8,075	7,938	(137)
			$18,774	$18,548	$(226)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Percentages are based on Net Assets of $1,347,901 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $17,942 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $18,670 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,324,494	–	–	1,324,494
Affiliated Partnership	–	18,670	–	18,670
Cash Equivalent	20,529	–	–	20,529
Total Investments in Securities	1,345,023	18,670	–	1,363,693

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(226)	–	–	(226)
Total Other Financial Instruments	(226)	–	–	(226)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$6,431	$104,124	$(91,882)	$(1)	$(2)	$18,670	18,669,735	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	20,275	144,057	(143,803)	—	—	20,529	20,529,103	27	—
Totals	$26,706	$248,181	$(235,685)	$(1)	$(2)	$39,199		$48	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 8.2%
Alphabet Inc, Cl A *	16,348	$35,626
Alphabet Inc, Cl C *	21,303	46,599
Interpublic Group of Cos Inc/The	10,780	297
Live Nation Entertainment Inc *	200,904	16,591
Meta Platforms Inc, Cl A *	66,066	10,653
Sirius XM Holdings Inc (A)	47,179	289
Take-Two Interactive Software Inc, Cl A *	25,635	3,141

		113,196
Consumer Discretionary — 15.1%
Airbnb, Cl A *	36,612	3,261
Alibaba Group Holding ADR *	65,419	7,437
Amazon.com Inc, Cl A *	560,888	59,572
AutoZone Inc *	11,552	24,827
Capri Holdings Ltd *	125,545	5,149
Domino's Pizza Inc	4,265	1,662
General Motors Co *	81,927	2,602
Home Depot Inc/The	33,965	9,316
Lennar Corp, Cl A	77,674	5,481
Lithia Motors Inc, Cl A	23,529	6,466
Lowe's Cos Inc	70,462	12,308
Lululemon Athletica Inc *	791	216
Marriott International Inc/MD, Cl A	43,875	5,967
MercadoLibre Inc *	1,962	1,249
MGM Resorts International	412,298	11,936
NIKE Inc, Cl B	99,792	10,199
O'Reilly Automotive Inc *	2,938	1,856
Starbucks Corp	7,913	604
Tesla Inc *	38,883	26,185
TJX Cos Inc/The	179,607	10,031
Vail Resorts Inc	6,360	1,387
Williams-Sonoma Inc	1,706	189

		207,900
Consumer Staples — 5.4%
Altria Group Inc	5,653	236
Bunge Ltd	58,436	5,300
Coca-Cola Co/The	5,062	318
Colgate-Palmolive Co	86,277	6,914
Costco Wholesale Corp	32,511	15,582
Estee Lauder Cos Inc/The, Cl A	1,080	275
Hershey Co/The	35,619	7,664
Kroger Co/The	154,608	7,318
PepsiCo Inc	137,410	22,901
Procter & Gamble Co/The	55,173	7,933

		74,441
Energy — 1.3%
ConocoPhillips	81,813	7,347
EOG Resources Inc	11,816	1,305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Natural Resources Co	37,815	$8,436

		17,088
Financials — 5.7%
Apollo Global Management	5,039	244
Blackstone Inc, Cl A	69,509	6,341
CME Group Inc	42,935	8,789
FactSet Research Systems Inc	24,114	9,273
Moody's Corp	62,183	16,912
MSCI Inc, Cl A	27,553	11,356
PacWest Bancorp	155,142	4,136
Raymond James Financial Inc	3,042	272
S&P Global Inc	35,657	12,019
Signature Bank/New York NY, Cl B	30,817	5,523
SVB Financial Group, Cl B *	6,511	2,572
W R Berkley Corp	3,870	264

		77,701
Health Care — 11.5%
Abbott Laboratories	56,782	6,169
AbbVie Inc	63,258	9,689
Acadia Healthcare Co Inc, Cl A *	53,509	3,619
AstraZeneca PLC ADR	123,441	8,156
Becton Dickinson and Co	31,954	7,878
Bristol-Myers Squibb Co	3,457	266
Catalent Inc *	12,531	1,344
Danaher Corp, Cl A	72,532	18,388
Edwards Lifesciences Corp, Cl A *	39,079	3,716
Johnson & Johnson	83,132	14,757
McKesson Corp	38,960	12,709
Merck & Co Inc	30,758	2,804
Mettler-Toledo International Inc *	5,061	5,814
Natera Inc *	35,175	1,247
Stryker Corp	7,064	1,405
Thermo Fisher Scientific Inc	516	280
UnitedHealth Group Inc	103,695	53,261
Veeva Systems Inc, Cl A *	1,386	275
Vertex Pharmaceuticals Inc *	24,684	6,956

		158,733
Industrials — 6.2%
AMETEK Inc	62,886	6,911
Builders FirstSource Inc *	4,249	228
Carrier Global Corp	234,476	8,361
Eaton Corp PLC	109,427	13,787
General Dynamics Corp	28,775	6,366
Graco Inc	149,146	8,861
Middleby Corp/The *	51,098	6,406
Otis Worldwide Corp	108,620	7,676
Robert Half International Inc	3,613	271
Tetra Tech Inc	44,285	6,047
TransDigm Group Inc *	19,818	10,636
Uber Technologies Inc *	40,640	831

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Union Pacific Corp	41,577	$8,868
WW Grainger Inc	604	274

		85,523
Information Technology — 40.2%
Accenture PLC, Cl A	955	265
Adobe Inc *	46,253	16,931
Advanced Micro Devices Inc *	215,303	16,464
Analog Devices Inc	71,774	10,485
Apple Inc	761,400	104,099
Applied Materials Inc	160,917	14,640
Arista Networks Inc *	56,869	5,331
Arrow Electronics Inc, Cl A *	8,275	928
Bill.com Holdings Inc *	34,851	3,832
Block, Cl A *	26,927	1,655
Broadcom Inc	30,360	14,749
Cadence Design Systems Inc *	23,173	3,477
Cisco Systems Inc/Delaware	61,985	2,643
Concentrix Corp	1,580	214
Crowdstrike Holdings Inc, Cl A *	48,933	8,248
Datadog Inc, Cl A *	92,067	8,768
Dolby Laboratories Inc, Cl A	44,037	3,151
Dropbox Inc, Cl A *	17,988	378
F5 Inc, Cl A *	8,433	1,291
Fair Isaac Corp *	633	254
Fortinet Inc *	81,850	4,631
Gartner Inc *	1,120	271
Globant SA *	1,653	288
HP Inc	140,408	4,602
Intel Corp	6,398	239
Intuit Inc	81,517	31,420
Jabil Inc	11,984	614
Keysight Technologies Inc *	1,770	244
Manhattan Associates Inc *	2,228	255
Marqeta Inc, Cl A *	212,837	1,726
Mastercard Inc, Cl A	73,622	23,226
Microchip Technology Inc	4,124	240
Microsoft Corp	580,646	149,127
Monolithic Power Systems Inc	878	337
NetApp Inc	60,335	3,936
NortonLifeLock Inc	82,816	1,819
NVIDIA Corp	166,480	25,237
ON Semiconductor Corp *	30,515	1,535
Oracle Corp, Cl B	145,117	10,139
Palo Alto Networks Inc *	12,971	6,407
Paychex Inc	30,560	3,480
Paylocity Holding Corp *	1,544	269
PayPal Holdings Inc *	59,536	4,158
Pure Storage Inc, Cl A *	112,644	2,896
QUALCOMM Inc	45,936	5,868
Salesforce *	25,774	4,254
ServiceNow Inc *	14,167	6,737

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Snowflake, Cl A *	16,041	$2,231
SolarEdge Technologies Inc *	28,908	7,912
Teradyne Inc	2,714	243
Texas Instruments Inc	1,709	263
Trade Desk Inc/The, Cl A *	38,296	1,604
Ubiquiti Inc	1,325	329
Unity Software Inc *	56,531	2,081
VeriSign Inc *	2,535	424
Visa Inc, Cl A	138,723	27,313

		554,158
Materials — 2.7%
Freeport-McMoRan Inc, Cl B	125,092	3,660
Linde PLC	28,757	8,268
Louisiana-Pacific Corp	70,562	3,698
Mosaic Co/The	106,263	5,019
Sherwin-Williams Co/The, Cl A	48,131	10,777
Steel Dynamics Inc	88,641	5,864
Westlake	2,107	206

		37,492
Real Estate — 1.2%
CBRE Group Inc, Cl A *	13,493	993
Crown Castle International Corp ‡	83,042	13,983
Jones Lang LaSalle Inc *‡	1,312	229
Public Storage ‡	5,282	1,652

		16,857
Utilities — 0.1%
National Fuel Gas Co	23,301	1,539

Total Common Stock
(Cost $834,903) ($ Thousands)		1,344,628

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
1.330% **†(B)	294,760	295

Total Affiliated Partnership
(Cost $295) ($ Thousands)		295

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	31,048,779	$31,049

Total Cash Equivalent
(Cost $31,049) ($ Thousands)		31,049

Total Investments in Securities — 99.9%
(Cost $866,247) ($ Thousands)		$1,375,972

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	111	Sep-2022	$20,965	$21,032	$67

Percentages are based on Net Assets of $1,377,292 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $289 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $295 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,344,628	–	–	1,344,628
Affiliated Partnership	–	295	–	295
Cash Equivalent	31,049	–	–	31,049
Total Investments in Securities	1,375,677	295	–	1,375,972

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	67	–	–	67
Total Other Financial Instruments	67	–	–	67

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$122	$14,960	$(14,787)	$—	$—	$295	294,760	$—	$—
SEI Daily Income Trust, Government Fund, CL F	15,702	274,144	(258,797)	—	—	31,049	31,048,779	41	—
Totals	$15,824	$289,104	$(273,584)	$—	$—	$31,344		$41	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 8.4%
Activision Blizzard Inc	20,781	$1,618
Alphabet Inc, Cl A *	8,058	17,561
Alphabet Inc, Cl C *	7,370	16,122
Altice USA Inc, Cl A *	5,800	54
AMC Entertainment Holdings, Cl A *(A)	13,800	187
AT&T Inc	191,491	4,014
Cable One Inc	138	178
Charter Communications Inc, Cl A *	3,074	1,440
Comcast Corp, Cl A	119,129	4,675
DISH Network Corp, Cl A *	6,511	117
Electronic Arts Inc	7,506	913
Fox Corp, Cl A	8,331	268
Fox Corp, Cl B	4,000	119
Frontier Communications Parent *	6,600	155
IAC/InterActiveCorp *	1,998	152
Interpublic Group of Cos Inc/The	10,400	286
Liberty Broadband Corp, Cl A *	600	68
Liberty Broadband Corp, Cl C *	3,458	400
Liberty Media Corp-Liberty Formula One, Cl A *	700	41
Liberty Media Corp-Liberty Formula One, Cl C *	5,300	336
Liberty Media Corp-Liberty SiriusXM *	6,698	241
Live Nation Entertainment Inc *	4,190	346
Lumen Technologies Inc	27,095	296
Madison Square Garden Sports Corp *	496	75
Match Group Inc *	7,499	523
Meta Platforms Inc, Cl A *	61,378	9,897
Netflix Inc *	11,677	2,042
New York Times Co/The, Cl A	4,312	120
News Corp, Cl A	10,300	160
News Corp, Cl B	3,200	51
Nexstar Media Group Inc, Cl A	1,100	179
Omnicom Group Inc	5,526	351
Paramount Global, Cl A	219	6
Paramount Global, Cl B	15,453	381
Pinterest Inc, Cl A *	15,076	274
Playtika Holding Corp *	2,800	37
ROBLOX, Cl A *	11,800	388
Roku Inc, Cl A *	3,145	258
Sirius XM Holdings Inc (A)	18,618	114
Spotify Technology SA *	3,660	343
Take-Two Interactive Software Inc, Cl A *	4,204	515
T-Mobile US Inc *	16,017	2,155
TripAdvisor Inc *	2,600	46
Twitter Inc *	19,880	743
Verizon Communications Inc	112,573	5,713
Walt Disney Co/The *	48,740	4,601
Warner Bros Discovery Inc *	63,320	850
World Wrestling Entertainment Inc, Cl A	1,200	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies, Cl A *	7,400	$246

		79,730
Consumer Discretionary — 10.5%
ADT Inc	4,000	25
Advance Auto Parts Inc	1,717	297
Airbnb, Cl A *	10,000	891
Amazon.com Inc, Cl A *	238,220	25,301
Aptiv PLC *	7,253	646
Aramark	6,191	190
AutoNation Inc *	1,094	122
AutoZone Inc *	543	1,167
Bath & Body Works Inc	6,200	167
Best Buy Co Inc	5,380	351
Booking Holdings Inc *	1,081	1,891
BorgWarner Inc	6,400	214
Boyd Gaming Corp	2,200	109
Bright Horizons Family Solutions Inc *	1,600	135
Brunswick Corp/DE	2,000	131
Burlington Stores Inc *	1,753	239
Caesars Entertainment Inc *	5,400	207
Capri Holdings Ltd *	3,800	156
CarMax Inc *	4,300	389
Carnival Corp *	22,827	197
Carter's Inc	1,100	77
Carvana Co, Cl A *	2,268	51
Chipotle Mexican Grill Inc, Cl A *	739	966
Choice Hotels International Inc	928	104
Churchill Downs Inc	961	184
Columbia Sportswear Co	1,000	72
Darden Restaurants Inc	3,399	384
Deckers Outdoor Corp *	701	179
Dick's Sporting Goods Inc	1,592	120
Dollar General Corp	6,145	1,508
Dollar Tree Inc *	5,656	881
Domino's Pizza Inc	960	374
DoorDash Inc, Cl A *	6,664	428
DR Horton Inc	8,738	578
DraftKings, Cl A *	10,300	120
eBay Inc	14,906	621
Etsy Inc *	3,404	249
Expedia Group Inc *	4,024	382
Five Below Inc *	1,483	168
Floor & Decor Holdings Inc, Cl A *	2,700	170
Ford Motor Co	106,885	1,190
GameStop Corp, Cl A *(A)	1,700	208
Gap Inc/The	5,300	44
Garmin Ltd	4,057	399
General Motors Co *	38,849	1,234
Gentex Corp	6,235	174
Genuine Parts Co	3,676	489
Grand Canyon Education Inc *	800	75

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	4,400	$155
Hanesbrands Inc	9,000	93
Harley-Davidson Inc, Cl A	4,100	130
Hasbro Inc	3,402	279
Hilton Worldwide Holdings Inc	7,484	834
Home Depot Inc/The	27,707	7,599
Hyatt Hotels Corp, Cl A *	1,294	96
Kohl's Corp	3,625	129
Las Vegas Sands Corp *	8,846	297
Lear Corp	1,594	201
Leggett & Platt Inc	3,600	124
Lennar Corp, Cl A	7,089	500
Lennar Corp, Cl B	450	26
Leslie's Inc *	4,400	67
Lithia Motors Inc, Cl A	767	211
LKQ Corp	7,188	353
Lowe's Cos Inc	17,726	3,096
Lucid Group *(A)	14,200	244
Lululemon Athletica Inc *	2,984	813
Macy's Inc	7,600	139
Marriott International Inc/MD, Cl A	7,455	1,014
Marriott Vacations Worldwide Corp	1,100	128
Mattel Inc *	9,300	208
McDonald's Corp	19,798	4,888
MGM Resorts International	10,053	291
Mister Car Wash Inc *	2,100	23
Mohawk Industries Inc *	1,432	178
Newell Brands Inc, Cl B	10,070	192
NIKE Inc, Cl B	32,844	3,357
Nordstrom Inc	3,000	63
Norwegian Cruise Line Holdings Ltd *	11,363	126
NVR Inc *	82	328
Ollie's Bargain Outlet Holdings Inc *	1,661	98
O'Reilly Automotive Inc *	1,750	1,106
Peloton Interactive Inc, Cl A *	7,927	73
Penn National Gaming Inc *	4,400	134
Penske Automotive Group Inc, Cl A	800	84
Petco Health & Wellness Co Inc, Cl A *	1,300	19
Planet Fitness Inc, Cl A *	2,200	150
Polaris Inc	1,531	152
Pool Corp	1,021	359
PulteGroup Inc	6,500	258
PVH Corp	1,849	105
QuantumScape, Cl A *(A)	6,600	57
Ralph Lauren Corp, Cl A	1,184	106
RH *	453	96
Rivian Automotive, Cl A *	4,800	123
Ross Stores Inc	9,344	656
Royal Caribbean Cruises Ltd *	5,823	203
Service Corp International/US	4,300	297
Six Flags Entertainment Corp *	2,100	46
Skechers USA Inc, Cl A *	3,453	123

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starbucks Corp (A)	30,701	$2,345
Tapestry Inc	6,908	211
Target Corp, Cl A	12,402	1,752
Tempur Sealy International Inc	4,700	100
Terminix Global Holdings Inc *	3,200	130
Tesla Inc *	22,729	15,306
Thor Industries Inc	1,400	105
TJX Cos Inc/The	31,459	1,757
Toll Brothers Inc	2,900	129
TopBuild Corp *	858	143
Tractor Supply Co	3,001	582
Travel + Leisure Co	2,263	88
Ulta Beauty Inc *	1,378	531
Under Armour Inc, Cl A *	4,815	40
Under Armour Inc, Cl C *	5,600	42
Vail Resorts Inc	1,070	233
VF Corp	9,364	414
Victoria's Secret & Co *	1,966	55
Wayfair Inc, Cl A *	2,023	88
Wendy's Co/The	4,600	87
Whirlpool Corp	1,538	238
Williams-Sonoma Inc	1,900	211
Wyndham Hotels & Resorts Inc	2,463	162
Wynn Resorts Ltd *	2,815	160
YETI Holdings Inc *	2,300	99
Yum! Brands Inc	7,609	864

		100,553
Consumer Staples — 6.5%
Albertsons Cos Inc, Cl A	4,300	115
Altria Group Inc	48,450	2,024
Archer-Daniels-Midland Co	15,188	1,178
BJ's Wholesale Club Holdings Inc *	3,600	224
Boston Beer Co Inc/The, Cl A *	240	73
Brown-Forman Corp, Cl A	1,240	84
Brown-Forman Corp, Cl B	4,822	338
Bunge Ltd	3,700	336
Campbell Soup Co	5,200	250
Casey's General Stores Inc	996	184
Church & Dwight Co Inc	6,710	622
Clorox Co/The	3,271	461
Coca-Cola Co/The	104,724	6,588
Colgate-Palmolive Co	22,079	1,769
Conagra Brands Inc	12,349	423
Constellation Brands Inc, Cl A	4,186	976
Costco Wholesale Corp	11,848	5,678
Coty Inc, Cl A *	9,339	75
Darling Ingredients Inc *	4,323	258
Estee Lauder Cos Inc/The, Cl A	6,124	1,560
Flowers Foods Inc	4,900	129
Freshpet Inc *	1,200	62
General Mills Inc	16,061	1,212

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grocery Outlet Holding Corp *	2,300	$98
Hershey Co/The	3,942	848
Hormel Foods Corp	7,437	352
Ingredion Inc	1,810	160
J M Smucker Co/The	2,754	352
Kellogg Co	6,685	477
Keurig Dr Pepper Inc	22,885	810
Kimberly-Clark Corp	8,990	1,215
Kraft Heinz Co/The	19,049	727
Kroger Co/The	17,488	828
Lamb Weston Holdings Inc	3,900	279
McCormick & Co Inc/MD	6,682	556
Molson Coors Beverage Co, Cl B	4,695	256
Mondelez International Inc, Cl A	37,146	2,306
Monster Beverage Corp *	10,139	940
Olaplex Holdings Inc *	3,500	49
PepsiCo Inc	36,978	6,163
Performance Food Group Co *	4,100	189
Philip Morris International Inc	41,463	4,094
Pilgrim's Pride Corp *	1,300	41
Post Holdings Inc *	1,507	124
Procter & Gamble Co/The	64,020	9,205
Reynolds Consumer Products Inc	1,500	41
Seaboard Corp	6	23
Spectrum Brands Holdings Inc	1,057	87
Sysco Corp, Cl A	13,563	1,149
Tyson Foods Inc, Cl A	7,608	655
US Foods Holding Corp *	5,897	181
Walgreens Boots Alliance Inc	19,641	744
Walmart Inc	38,561	4,688

		62,256
Energy — 4.3%
Antero Midstream Corp	8,900	81
Antero Resources Corp *	7,900	242
APA Corp	9,600	335
Baker Hughes Co, Cl A	24,702	713
Cheniere Energy Inc	6,773	901
Chesapeake Energy Corp	3,400	276
Chevron Corp	52,648	7,622
ConocoPhillips	34,651	3,112
Continental Resources Inc/OK, Cl A	900	59
Coterra Energy Inc	21,214	547
Devon Energy Corp	17,561	968
Diamondback Energy Inc, Cl A	4,829	585
DT Midstream Inc	2,506	123
Enviva	800	46
EOG Resources Inc	15,582	1,721
EQT Corp	9,767	336
Exxon Mobil Corp	112,943	9,672
Halliburton Co	24,245	760
Hess Corp	7,649	810

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HF Sinclair Corp	4,000	$181
Kinder Morgan Inc	53,334	894
Marathon Oil Corp	18,792	423
Marathon Petroleum Corp	14,412	1,185
New Fortress Energy Inc, Cl A	1,300	51
NOV Inc	10,400	176
Occidental Petroleum Corp	21,923	1,291
ONEOK Inc	12,161	675
Ovintiv Inc	6,900	305
PDC Energy Inc, Cl A	2,500	154
Phillips 66	12,762	1,046
Pioneer Natural Resources Co	6,474	1,444
Range Resources Corp *	7,000	173
Schlumberger NV, Cl A	38,175	1,365
Southwestern Energy Co *	29,800	186
Targa Resources Corp	6,000	358
Texas Pacific Land Corp	149	222
Valero Energy Corp	10,874	1,156
Williams Cos Inc/The	33,273	1,038

		41,232
Financials — 11.1%
Affiliated Managers Group Inc	1,071	125
Aflac Inc	17,046	943
AGNC Investment Corp ‡	13,728	152
Alleghany Corp *	354	295
Allstate Corp/The	7,280	923
Ally Financial Inc	8,958	300
American Express Co	16,114	2,234
American Financial Group Inc/OH	1,843	256
American International Group Inc	21,203	1,084
Ameriprise Financial Inc	2,936	698
Annaly Capital Management Inc ‡	40,074	237
Aon PLC, Cl A	5,647	1,523
Apollo Global Management	12,247	594
Arch Capital Group Ltd *	9,889	450
Ares Management Corp, Cl A	4,100	233
Arthur J Gallagher & Co	5,605	914
Assurant Inc	1,500	259
Assured Guaranty Ltd	1,814	101
Axis Capital Holdings Ltd	2,023	116
Bank of America Corp	188,066	5,855
Bank of Hawaii Corp	1,048	78
Bank of New York Mellon Corp/The	19,585	817
Bank OZK	3,200	120
Berkshire Hathaway Inc, Cl B *	48,315	13,191
BlackRock Inc	4,069	2,478
Blackstone Inc, Cl A	18,699	1,706
Blue Owl Capital, Cl A	10,800	108
BOK Financial Corp	800	60
Brighthouse Financial Inc *	2,100	86
Brown & Brown Inc	6,200	362

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	10,563	$1,101
Carlyle Group Inc/The	5,600	177
CBOE Global Markets Inc	2,800	317
Charles Schwab Corp/The	40,616	2,566
Chubb Ltd	11,310	2,223
Cincinnati Financial Corp	4,200	500
Citigroup Inc	52,780	2,427
Citizens Financial Group Inc	13,159	470
CME Group Inc, Cl A	9,633	1,972
CNA Financial Corp	752	34
Coinbase Global, Cl A *(A)	4,100	193
Comerica Inc	3,453	253
Commerce Bancshares Inc/MO	2,880	189
Credit Acceptance Corp, Cl A *	217	103
Cullen/Frost Bankers Inc	1,514	176
Discover Financial Services	7,471	707
East West Bancorp Inc	3,700	240
Equitable Holdings Inc	10,300	269
Erie Indemnity Co, Cl A	656	126
Evercore Inc, Cl A	983	92
Everest Re Group Ltd	1,016	285
FactSet Research Systems Inc	985	379
Fidelity National Financial Inc	7,210	266
Fifth Third Bancorp	18,700	628
First American Financial Corp	2,800	148
First Citizens BancShares Inc/NC, Cl A	319	209
First Hawaiian Inc	3,500	79
First Horizon Corp	13,900	304
First Republic Bank/CA	4,773	688
FNB Corp/PA	9,200	100
Franklin Resources Inc	7,700	179
Globe Life Inc	2,401	234
Goldman Sachs Group Inc/The	8,939	2,655
Hanover Insurance Group Inc/The, Cl A	926	135
Hartford Financial Services Group Inc/The	8,759	573
Huntington Bancshares Inc/OH	39,638	477
Interactive Brokers Group Inc, Cl A	2,521	139
Intercontinental Exchange Inc	14,712	1,384
Invesco Ltd	10,062	162
Janus Henderson Group PLC	4,500	106
Jefferies Financial Group Inc	5,600	155
JPMorgan Chase & Co	78,082	8,793
Kemper Corp, Cl A	1,555	74
KeyCorp	24,588	424
KKR & Co Inc	15,300	708
Lazard Ltd, Cl A	2,700	87
Lincoln National Corp	4,777	223
Loews Corp	5,589	331
LPL Financial Holdings Inc	2,192	404
M&T Bank Corp	4,777	761
Markel Corp *	360	466
MarketAxess Holdings Inc	975	250

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	13,395	$2,080
MetLife Inc	18,315	1,150
MGIC Investment Corp	8,200	103
Moody's Corp	4,279	1,164
Morgan Stanley	34,162	2,598
Morningstar Inc, Cl A	700	169
MSCI Inc, Cl A	2,087	860
Nasdaq Inc, Cl A	3,100	473
New Residential Investment Corp ‡	11,640	108
New York Community Bancorp Inc	12,000	110
Northern Trust Corp	5,450	526
Old Republic International Corp	7,500	168
OneMain Holdings Inc, Cl A	2,881	108
PacWest Bancorp	3,000	80
Pinnacle Financial Partners Inc	2,000	145
PNC Financial Services Group Inc/The	11,056	1,744
Popular Inc	2,100	161
Primerica Inc	1,081	129
Principal Financial Group Inc, Cl A	6,834	456
Progressive Corp/The	15,607	1,815
Prosperity Bancshares Inc	2,400	164
Prudential Financial Inc	10,062	963
Raymond James Financial Inc	5,105	456
Regions Financial Corp	24,912	467
Reinsurance Group of America Inc, Cl A	1,824	214
RenaissanceRe Holdings Ltd	1,175	184
Robinhood Markets, Cl A *	14,900	122
Rocket Cos Inc, Cl A *(A)	3,700	27
Ryan Specialty Holdings, Cl A *	2,200	86
S&P Global Inc	9,138	3,080
SEI Investments Co †	2,800	151
Signature Bank/New York NY, Cl B	1,606	288
SLM Corp	7,440	119
SoFi Technologies *	21,300	112
Starwood Property Trust Inc ‡	7,600	159
State Street Corp	10,009	617
Stifel Financial Corp	2,700	151
SVB Financial Group, Cl B *	1,591	628
Synchrony Financial	13,768	380
Synovus Financial Corp	3,900	141
T Rowe Price Group Inc	6,071	690
TFS Financial Corp	1,417	19
Tradeweb Markets Inc, Cl A	2,800	191
Travelers Cos Inc/The	6,370	1,077
Truist Financial Corp	35,527	1,685
Umpqua Holdings Corp	5,819	98
Unum Group	5,475	186
Upstart Holdings Inc *(A)	2,000	63
US Bancorp	35,880	1,651
UWM Holdings Corp	2,800	10
Virtu Financial Inc, Cl A	2,200	52
Voya Financial Inc	2,900	173

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	5,450	$372
Webster Financial Corp	4,768	201
Wells Fargo & Co	101,604	3,980
Western Alliance Bancorp	2,800	198
WeWork, Cl A *‡(A)	3,500	18
White Mountains Insurance Group Ltd	79	98
Willis Towers Watson PLC	2,950	582
Wintrust Financial Corp	1,600	128
Zions Bancorp NA	4,000	204

		106,571
Health Care — 14.7%
10X Genomics Inc, Cl A *	2,198	99
Abbott Laboratories	45,908	4,988
AbbVie Inc	47,323	7,248
ABIOMED Inc *	1,158	287
Acadia Healthcare Co Inc, Cl A *	2,300	156
Agilent Technologies Inc	8,054	957
agilon health Inc *	4,370	95
Align Technology Inc *	2,151	509
Alnylam Pharmaceuticals Inc *	3,227	471
Amedisys Inc *	900	95
AmerisourceBergen Corp, Cl A	3,995	565
Amgen Inc, Cl A	14,279	3,474
Avantor Inc *	16,620	517
Azenta Inc	1,900	137
Baxter International Inc	13,765	884
Becton Dickinson and Co	7,609	1,876
Biogen Inc *	3,959	807
BioMarin Pharmaceutical Inc *	4,867	403
Bio-Rad Laboratories Inc, Cl A *	556	275
Bio-Techne Corp	1,024	355
Boston Scientific Corp *	38,738	1,444
Bristol-Myers Squibb Co	57,054	4,393
Bruker Corp	2,700	169
Cardinal Health Inc	7,300	382
Catalent Inc *	4,523	485
Centene Corp *	15,781	1,335
Certara Inc *	3,100	67
Change Healthcare Inc *	6,535	151
Charles River Laboratories International Inc *	1,303	279
Chemed Corp	392	184
Cigna Corp	8,366	2,205
Cooper Cos Inc/The, Cl A	1,268	397
CVS Health Corp	35,108	3,253
Danaher Corp, Cl A	17,295	4,385
DaVita Inc *	1,700	136
Definitive Healthcare Corp, Cl A *	600	14
DENTSPLY SIRONA Inc	5,800	207
Dexcom Inc *	10,572	788
Doximity Inc, Cl A *	2,600	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	16,547	$1,573
Elanco Animal Health Inc *	11,877	233
Elevance Health Inc	6,463	3,119
Eli Lilly & Co	22,600	7,328
Encompass Health Corp	2,600	146
Enovis *	1,266	70
Envista Holdings Corp *	4,300	166
Exact Sciences Corp *	4,600	181
Exelixis Inc *	8,200	171
Gilead Sciences Inc	33,644	2,080
Globus Medical Inc, Cl A *	2,100	118
Guardant Health Inc *	2,409	97
HCA Healthcare Inc	6,049	1,017
Henry Schein Inc *	3,647	280
Hologic Inc *	6,600	457
Horizon Therapeutics PLC *	6,000	479
Humana Inc	3,399	1,591
ICU Medical Inc *	519	85
IDEXX Laboratories Inc *	2,229	782
Illumina Inc *	4,228	779
Incyte Corp *	4,943	376
Insulet Corp *	1,819	396
Integra LifeSciences Holdings Corp *	1,900	103
Intuitive Surgical Inc *	9,607	1,928
Ionis Pharmaceuticals Inc *	3,700	137
IQVIA Holdings Inc *	5,005	1,086
Jazz Pharmaceuticals PLC *	1,580	246
Johnson & Johnson	70,480	12,511
Laboratory Corp of America Holdings	2,537	595
Maravai LifeSciences Holdings Inc, Cl A *	3,000	85
Masimo Corp *	1,300	170
McKesson Corp	3,942	1,286
Medtronic PLC	35,803	3,213
Merck & Co Inc	67,802	6,181
Mettler-Toledo International Inc *	593	681
Mirati Therapeutics Inc *	1,100	74
Moderna Inc *	9,181	1,312
Molina Healthcare Inc *	1,595	446
Natera Inc *	2,200	78
Neurocrine Biosciences Inc *	2,484	242
Novavax Inc *	2,000	103
Novocure Ltd *	2,675	186
Oak Street Health Inc *	2,500	41
Organon & Co	6,770	228
Penumbra Inc *	900	112
PerkinElmer Inc	3,341	475
Perrigo Co PLC	3,493	142
Pfizer Inc	151,527	7,945
Premier Inc, Cl A	3,200	114
QIAGEN NV *	6,000	283
Quest Diagnostics Inc	3,100	412
QuidelOrtho Corp *	1,300	126

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regeneron Pharmaceuticals Inc *	2,788	$1,648
Repligen Corp *	1,450	235
ResMed Inc	3,853	808
Royalty Pharma PLC, Cl A	9,800	412
Sarepta Therapeutics Inc *	2,200	165
Seagen Inc *	3,607	638
Signify Health Inc, Cl A *	1,800	25
Sotera Health Co *	2,700	53
STERIS PLC	2,340	482
Stryker Corp	9,466	1,883
Syneos Health Inc, Cl A *	2,659	191
Tandem Diabetes Care Inc *	1,662	98
Teladoc Health Inc *	3,910	130
Teleflex Inc	1,239	305
Tenet Healthcare Corp *	2,800	147
Thermo Fisher Scientific Inc	10,447	5,676
Ultragenyx Pharmaceutical Inc *	1,700	101
United Therapeutics Corp *	1,172	276
UnitedHealth Group Inc	25,065	12,874
Universal Health Services Inc, Cl B	1,875	189
Veeva Systems Inc, Cl A *	3,768	746
Vertex Pharmaceuticals Inc *	6,911	1,947
Viatris Inc, Cl W *	32,030	335
Waters Corp *	1,599	529
West Pharmaceutical Services Inc	2,028	613
Zimmer Biomet Holdings Inc	5,722	601
Zoetis Inc, Cl A	12,625	2,170

		139,905
Industrials — 8.5%
3M Co	15,224	1,970
A O Smith Corp	3,400	186
Acuity Brands Inc	919	142
Advanced Drainage Systems Inc	1,600	144
AECOM	3,500	228
AGCO Corp	1,700	168
Air Lease Corp, Cl A	2,800	94
Alaska Air Group Inc *	3,200	128
Allegion plc	2,350	230
Allison Transmission Holdings Inc	2,800	108
AMERCO *	237	113
American Airlines Group Inc *	17,072	216
AMETEK Inc	6,183	679
Armstrong World Industries Inc	1,300	97
Avis Budget Group Inc *	800	118
Axon Enterprise Inc *	1,743	162
AZEK Co Inc/The, Cl A *	3,000	50
Boeing Co/The *	14,738	2,015
Booz Allen Hamilton Holding Corp, Cl A	3,540	320
Builders FirstSource Inc *	5,000	269
BWX Technologies Inc, Cl W	2,500	138
Carlisle Cos Inc	1,424	340

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrier Global Corp	22,652	$808
Caterpillar Inc, Cl A	14,245	2,546
CH Robinson Worldwide Inc	3,455	350
ChargePoint Holdings Inc *(A)	5,900	81
Cintas Corp	2,301	860
Clarivate PLC *	12,400	172
Clean Harbors Inc *	1,400	123
Copa Holdings SA, Cl A *	833	53
Copart Inc *	5,614	610
Core & Main Inc, Cl A *	1,600	36
CoStar Group Inc *	10,800	652
Crane Holdings	1,300	114
CSX Corp	58,076	1,688
Cummins Inc	3,867	748
Curtiss-Wright Corp	1,100	145
Deere & Co	7,541	2,258
Delta Air Lines Inc, Cl A *	17,021	493
Donaldson Co Inc, Cl A	3,300	159
Dover Corp	3,851	467
Driven Brands Holdings Inc *	1,500	41
Dun & Bradstreet Holdings Inc *	6,900	104
Eaton Corp PLC	10,711	1,349
Emerson Electric Co	15,746	1,252
Equifax Inc	3,279	599
Esab	1,166	51
Expeditors International of Washington Inc	4,500	439
Fastenal Co, Cl A	15,687	783
FedEx Corp	6,460	1,465
Flowserve Corp	3,400	97
Fortive Corp	9,559	520
Fortune Brands Home & Security Inc	3,561	213
FTI Consulting Inc *	852	154
Gates Industrial Corp PLC *	2,600	28
Generac Holdings Inc *	1,700	358
General Dynamics Corp	6,555	1,450
General Electric Co	29,266	1,863
Graco Inc	4,400	261
GXO Logistics Inc *	2,633	114
Hayward Holdings Inc *	2,000	29
HEICO Corp	1,250	164
HEICO Corp, Cl A	2,100	221
Hertz Global Holdings *	6,200	98
Hexcel Corp, Cl A	2,200	115
Honeywell International Inc	18,251	3,172
Howmet Aerospace Inc	10,000	315
Hubbell Inc, Cl B	1,405	251
Huntington Ingalls Industries Inc, Cl A	1,027	224
IAA Inc *	3,600	118
IDEX Corp	2,003	364
Illinois Tool Works Inc	8,289	1,511
Ingersoll Rand Inc	10,949	461
ITT Inc	2,248	151

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jacobs Engineering Group Inc	3,495	$444
JB Hunt Transport Services Inc	2,210	348
JetBlue Airways Corp *	8,197	69
Johnson Controls International plc	18,626	892
KBR Inc	3,700	179
Kirby Corp *	1,600	97
Knight-Swift Transportation Holdings Inc, Cl A	4,227	196
L3Harris Technologies Inc	5,143	1,243
Landstar System Inc	992	144
Leidos Holdings Inc	3,800	383
Lennox International Inc	878	181
Lincoln Electric Holdings Inc	1,542	190
Lockheed Martin Corp	6,388	2,747
Lyft Inc, Cl A *	7,700	102
ManpowerGroup Inc	1,488	114
Masco Corp	6,300	319
MasTec Inc *	1,500	108
MDU Resources Group Inc	5,300	143
Mercury Systems Inc *	1,500	97
Middleby Corp/The *	1,439	180
MSA Safety Inc	958	116
MSC Industrial Direct Co Inc, Cl A	1,179	89
Nielsen Holdings PLC	9,500	221
Nordson Corp	1,543	312
Norfolk Southern Corp	6,315	1,435
Northrop Grumman Corp	3,951	1,891
nVent Electric PLC	4,400	138
Old Dominion Freight Line Inc, Cl A	2,770	710
Oshkosh Corp	1,800	148
Otis Worldwide Corp	11,326	800
Owens Corning	2,660	198
PACCAR Inc	9,355	770
Parker-Hannifin Corp, Cl A	3,456	850
Pentair PLC	4,400	201
Plug Power Inc *	13,600	225
Quanta Services Inc	3,800	476
Raytheon Technologies Corp	39,840	3,829
Regal Rexnord Corp	1,800	204
Republic Services Inc	5,546	726
Robert Half International Inc	2,900	217
Rockwell Automation Inc	3,149	628
Rollins Inc	6,000	210
Ryder System Inc	1,400	99
Schneider National Inc, Cl B	1,500	34
Science Applications International Corp	1,500	140
Sensata Technologies Holding PLC	4,100	169
SiteOne Landscape Supply Inc *	1,152	137
Snap-on Inc	1,379	272
Southwest Airlines Co, Cl A *	16,244	587
Spirit AeroSystems Holdings Inc, Cl A	2,700	79
Stanley Black & Decker Inc	4,057	425

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stericycle Inc, Cl A *	2,400	$105
Sunrun Inc *	5,409	126
Tetra Tech Inc	1,400	191
Textron Inc	5,838	357
Timken Co/The	1,700	90
Toro Co/The	2,800	212
Trane Technologies PLC	6,220	808
TransDigm Group Inc *	1,375	738
TransUnion	5,100	408
Trex Co Inc *	3,100	169
Uber Technologies Inc *	50,529	1,034
Union Pacific Corp	16,836	3,591
United Airlines Holdings Inc *	8,573	304
United Parcel Service Inc, Cl B	19,696	3,595
United Rentals Inc *	1,994	484
Univar Solutions Inc *	4,500	112
Valmont Industries Inc	559	126
Verisk Analytics Inc, Cl A	4,249	735
Vertiv Holdings Co, Cl A	8,500	70
Waste Management Inc	11,150	1,706
Watsco Inc	876	209
WESCO International Inc *	1,200	129
Westinghouse Air Brake Technologies Corp	4,766	391
WillScot Mobile Mini Holdings, Cl A *	5,800	188
Woodward Inc	1,642	152
WW Grainger Inc	1,211	550
XPO Logistics Inc *	2,533	122
Xylem Inc/NY	4,738	370

		80,197
Information Technology — 26.1%
Accenture PLC, Cl A	16,947	4,705
Adobe Inc *	12,703	4,650
Advanced Micro Devices Inc *	43,232	3,306
Affirm Holdings, Cl A *	4,700	85
Akamai Technologies Inc *	4,300	393
Allegro MicroSystems Inc *	1,000	21
Alteryx Inc, Cl A *	1,536	74
Amdocs Ltd	3,300	275
Amphenol Corp, Cl A	15,932	1,026
Analog Devices Inc	13,937	2,036
ANSYS Inc *	2,375	568
Apple Inc	409,812	56,030
Applied Materials Inc	23,597	2,147
AppLovin, Cl A *	6,000	207
Arista Networks Inc *	6,652	624
Arrow Electronics Inc, Cl A *	1,831	205
Aspen Technology *	730	134
Atlassian Corp PLC, Cl A *	3,743	701
Autodesk Inc, Cl A *	5,782	994
Automatic Data Processing Inc	11,174	2,347
Avalara Inc *	2,243	158

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	2,700	$116
Bentley Systems Inc, Cl B	4,600	153
Bill.com Holdings Inc *	2,541	279
Black Knight Inc *	4,000	262
Block, Cl A *	13,853	851
Broadcom Inc	10,731	5,213
Broadridge Financial Solutions Inc	3,125	445
CACI International Inc, Cl A *	592	167
Cadence Design Systems Inc *	7,302	1,096
CCC Intelligent Solutions Holdings *	4,500	41
CDK Global Inc	3,076	168
CDW Corp/DE	3,645	574
Ceridian HCM Holding Inc *	3,455	163
Ciena Corp *	4,100	187
Cirrus Logic Inc *	1,500	109
Cisco Systems Inc	111,375	4,749
Citrix Systems Inc *	3,302	321
Cloudflare Inc, Cl A *	7,500	328
Cognex Corp	4,500	191
Cognizant Technology Solutions Corp, Cl A	13,861	935
Coherent Inc *	643	171
Concentrix Corp	1,100	149
Confluent, Cl A *	3,300	77
Corning Inc, Cl B	20,114	634
Coupa Software Inc *	2,012	115
Crowdstrike Holdings Inc, Cl A *	5,641	951
Datadog Inc, Cl A *	6,800	648
Dell Technologies Inc, Cl C	7,187	332
DocuSign Inc, Cl A *	5,120	294
Dolby Laboratories Inc, Cl A	1,753	125
DoubleVerify Holdings Inc *	1,400	32
Dropbox Inc, Cl A *	7,800	164
DXC Technology Co *	6,481	196
Dynatrace Inc *	5,300	209
Elastic NV *	2,000	135
Enphase Energy Inc *	3,540	691
Entegris Inc	3,600	332
EPAM Systems Inc *	1,510	445
Euronet Worldwide Inc *	1,400	141
F5 Inc, Cl A *	1,581	242
Fair Isaac Corp *	662	265
Fidelity National Information Services Inc, Cl B	16,319	1,496
First Solar Inc *	2,800	191
Fiserv Inc, Cl A *	15,928	1,417
Five9 Inc *	1,800	164
FleetCor Technologies Inc *	2,011	423
Fortinet Inc *	17,535	992
Gartner Inc *	2,125	514
Genpact Ltd	4,900	208
Global Payments Inc	7,577	838
GLOBALFOUNDRIES Inc *	1,400	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globant SA *	1,053	$183
GoDaddy Inc, Cl A *	4,425	308
Guidewire Software Inc, Cl Z *	2,182	155
Hewlett Packard Enterprise Co	35,907	476
HP Inc	28,201	924
HubSpot Inc *	1,271	382
II-VI Inc *	2,800	143
Informatica Inc, Cl A *	900	19
Intel Corp	109,776	4,107
International Business Machines Corp	24,137	3,408
Intuit Inc	7,399	2,852
IPG Photonics Corp *	972	92
Jabil Inc	3,700	189
Jack Henry & Associates Inc	1,994	359
Jamf Holding Corp *	1,290	32
Juniper Networks Inc	8,500	242
Keysight Technologies Inc *	4,832	666
KLA Corp	3,989	1,273
Kyndryl Holdings Inc *	6,077	59
Lam Research Corp	3,707	1,580
Lattice Semiconductor Corp *	3,600	175
Littelfuse Inc	700	178
Lumentum Holdings Inc *	1,900	151
Mandiant Inc *	6,124	134
Manhattan Associates Inc *	1,705	195
Marvell Technology Inc	23,059	1,004
Mastercard Inc, Cl A	23,037	7,268
Microchip Technology Inc	14,350	833
Micron Technology Inc	29,873	1,651
Microsoft Corp	200,523	51,500
MKS Instruments Inc	1,500	154
MongoDB Inc, Cl A *	1,664	432
Monolithic Power Systems Inc	1,184	455
Motorola Solutions Inc	4,464	936
National Instruments Corp	3,527	110
nCino *	1,500	46
NCR Corp *	3,423	106
NetApp Inc	5,900	385
New Relic Inc *	1,400	70
NortonLifeLock Inc	14,601	321
Nutanix Inc, Cl A *	5,559	81
NVIDIA Corp	64,554	9,786
Okta Inc, Cl A *	3,316	300
ON Semiconductor Corp *	11,657	586
Oracle Corp, Cl B	40,493	2,829
Palantir Technologies Inc, Cl A *	48,220	437
Palo Alto Networks Inc *	2,641	1,305
Paychex Inc	8,790	1,001
Paycom Software Inc *	1,366	383
Paycor HCM Inc *	1,400	36
Paylocity Holding Corp *	1,035	181
PayPal Holdings Inc *	31,020	2,166

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pegasystems Inc	1,100	$53
Procore Technologies Inc *	1,600	73
PTC Inc *	2,765	294
Pure Storage Inc, Cl A *	7,300	188
Qorvo Inc *	2,924	276
QUALCOMM Inc	30,043	3,838
RingCentral Inc, Cl A *	2,155	113
Roper Technologies Inc	2,840	1,121
Salesforce Inc *	25,754	4,250
SentinelOne, Cl A *	4,600	107
ServiceNow Inc *	5,355	2,546
Shift4 Payments Inc, Cl A *	1,100	36
Skyworks Solutions Inc	4,426	410
Smartsheet Inc, Cl A *	3,300	104
Snowflake, Cl A *	5,200	723
Splunk Inc *	4,182	370
SS&C Technologies Holdings Inc	5,900	343
Switch Inc, Cl A	3,900	131
Synopsys Inc *	4,092	1,243
TD SYNNEX Corp	1,100	100
Teledyne Technologies Inc *	1,294	485
Teradata Corp *	2,897	107
Teradyne Inc	4,354	390
Texas Instruments Inc	24,738	3,801
Thoughtworks Holding Inc *	2,400	34
Toast, Cl A *	6,000	78
Trade Desk Inc/The, Cl A *	11,551	484
Trimble Inc *	6,600	384
Twilio Inc, Cl A *	4,458	374
Tyler Technologies Inc *	1,060	352
Ubiquiti Inc	169	42
UiPath, Cl A *	10,000	182
Unity Software Inc *	5,553	204
Universal Display Corp	1,142	116
VeriSign Inc *	2,648	443
Viasat Inc *	1,900	58
Visa Inc, Cl A	44,104	8,684
VMware Inc, Cl A *	5,575	635
Vontier Corp	4,463	103
Western Digital Corp *	8,292	372
Western Union Co/The	10,600	175
WEX Inc *	1,195	186
Wix.com Ltd *	1,400	92
Wolfspeed *	3,030	192
Workday Inc, Cl A *	5,139	717
Zebra Technologies Corp, Cl A *	1,384	407
Zendesk Inc *	3,152	233
Zoom Video Communications Inc, Cl A *	6,700	723
Zscaler Inc *	2,264	339

		249,036

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 2.8%
Air Products and Chemicals Inc	5,910	$1,421
Albemarle Corp	3,156	660
Alcoa Corp	4,900	223
Amcor PLC	41,800	520
AptarGroup Inc	1,800	186
Ardagh Metal Packaging	3,850	24
Ashland Global Holdings Inc	1,400	144
Avery Dennison Corp	2,266	367
Axalta Coating Systems Ltd *	5,400	119
Ball Corp	8,435	580
Berry Global Group Inc *	3,577	195
Celanese Corp, Cl A	2,938	346
CF Industries Holdings Inc	5,737	492
Chemours Co/The	4,200	134
Cleveland-Cliffs Inc *	14,000	215
Corteva Inc	19,334	1,047
Crown Holdings Inc	3,300	304
Dow Inc	19,475	1,005
DuPont de Nemours Inc	13,538	752
Eagle Materials Inc	1,059	116
Eastman Chemical Co	3,532	317
Ecolab Inc	6,588	1,013
Element Solutions Inc	6,100	109
FMC Corp	3,410	365
Freeport-McMoRan Inc, Cl B	38,602	1,130
Ginkgo Bioworks Holdings *	22,000	52
Graphic Packaging Holding Co	8,300	170
Huntsman Corp	5,505	156
International Flavors & Fragrances Inc	6,969	830
International Paper Co	10,291	430
Linde PLC	13,500	3,882
Louisiana-Pacific Corp	2,300	121
LyondellBasell Industries NV, Cl A	6,961	609
Martin Marietta Materials Inc, Cl A	1,716	514
Mosaic Co/The	9,600	453
MP Materials *	2,400	77
NewMarket Corp	182	55
Newmont Corp	21,255	1,268
Nucor Corp	7,141	746
Olin Corp	3,700	171
Packaging Corp of America	2,464	339
PPG Industries Inc	6,288	719
Reliance Steel & Aluminum Co	1,629	277
Royal Gold Inc, Cl A	1,747	187
RPM International Inc	3,400	268
Scotts Miracle-Gro Co/The, Cl A	1,077	85
Sealed Air Corp	3,900	225
Sherwin-Williams Co/The, Cl A	6,442	1,442
Silgan Holdings Inc	2,230	92
Sonoco Products Co	2,600	148
Southern Copper Corp	2,200	110

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SSR Mining	5,700	$95
Steel Dynamics Inc	5,049	334
United States Steel Corp	6,900	124
Valvoline Inc	4,800	138
Vulcan Materials Co	3,539	503
Westlake	932	91
Westrock Co	6,900	275

		26,770
Real Estate — 3.4%
Alexandria Real Estate Equities Inc ‡	4,448	645
American Campus Communities Inc *‡	3,600	232
American Homes 4 Rent, Cl A ‡	7,800	276
American Tower Corp, Cl A ‡	12,384	3,165
Americold Realty Trust ‡	7,100	213
Apartment Income Corp ‡	4,165	173
AvalonBay Communities Inc ‡	3,759	730
Boston Properties Inc ‡	4,162	370
Brixmor Property Group Inc ‡	7,900	160
Camden Property Trust ‡	2,769	372
CBRE Group Inc, Cl A *	8,900	655
Cousins Properties Inc ‡	4,000	117
Crown Castle International Corp ‡	11,536	1,942
CubeSmart ‡	5,800	248
Digital Realty Trust Inc, Cl A ‡	7,673	996
Douglas Emmett Inc ‡	4,500	101
Duke Realty Corp ‡	10,100	555
EastGroup Properties Inc ‡	1,100	170
EPR Properties, Cl A ‡	1,900	89
Equinix Inc ‡	2,412	1,585
Equity LifeStyle Properties Inc ‡	4,700	331
Equity Residential ‡	10,083	728
Essex Property Trust Inc ‡	1,717	449
Extra Space Storage Inc ‡	3,540	602
Federal Realty OP LP ‡	2,046	196
First Industrial Realty Trust Inc ‡	3,400	161
Gaming and Leisure Properties Inc ‡	6,210	285
Healthcare Trust of America Inc, Cl A ‡	5,700	159
Healthpeak Properties Inc ‡	14,270	370
Highwoods Properties Inc ‡	2,778	95
Host Hotels & Resorts Inc ‡	18,702	293
Howard Hughes Corp/The *‡	1,063	72
Hudson Pacific Properties Inc ‡	3,800	56
Invitation Homes Inc ‡	16,400	584
Iron Mountain Inc ‡	7,600	370
JBG SMITH Properties ‡	3,300	78
Jones Lang LaSalle Inc *‡	1,303	228
Kilroy Realty Corp ‡	3,100	162
Kimco Realty Corp ‡	16,305	322
Lamar Advertising Co, Cl A ‡	2,300	202
Life Storage Inc ‡	2,151	240
Medical Properties Trust Inc ‡	15,735	240

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mid-America Apartment Communities Inc ‡	3,100	$542
National Retail Properties Inc ‡	4,600	198
National Storage Affiliates Trust ‡	2,300	115
Omega Healthcare Investors Inc ‡	6,245	176
Opendoor Technologies *‡	12,400	58
Park Hotels & Resorts Inc ‡	6,400	87
Prologis Inc ‡	19,720	2,320
Public Storage ‡	4,156	1,300
Rayonier Inc ‡	3,700	138
Realty Income Corp ‡	16,039	1,095
Regency Centers Corp ‡	4,500	267
Rexford Industrial Realty Inc ‡	4,300	248
SBA Communications Corp, Cl A ‡	2,837	908
Simon Property Group Inc ‡	8,935	848
SL Green Realty Corp ‡	1,830	85
Spirit Realty Capital Inc ‡	3,378	128
STORE Capital Corp ‡	6,400	167
Sun Communities Inc ‡	3,183	507
UDR Inc ‡	8,400	387
Ventas Inc ‡	10,590	545
VICI Properties Inc ‡	25,694	765
Vornado Realty Trust ‡	4,600	132
Welltower Inc ‡	12,200	1,005
Weyerhaeuser Co ‡	19,797	656
WP Carey Inc ‡	4,990	414
Zillow Group Inc, Cl A *‡	1,600	51
Zillow Group Inc, Cl C *‡	4,400	140

		32,299
Utilities — 3.0%
AES Corp/The	17,500	368
Alliant Energy Corp	6,621	388
Ameren Corp	7,025	635
American Electric Power Co Inc	13,829	1,327
American Water Works Co Inc	4,865	724
Atmos Energy Corp	3,666	411
Avangrid Inc	1,600	74
Brookfield Renewable Corp, Cl A	3,400	121
CenterPoint Energy Inc	16,955	502
CMS Energy Corp	7,710	520
Consolidated Edison Inc	9,679	920
Constellation Energy Corp	9,013	516
Dominion Energy Inc	21,702	1,732
DTE Energy Co	5,313	673
Duke Energy Corp	20,612	2,210
Edison International	10,249	648
Entergy Corp	5,389	607
Essential Utilities Inc	6,100	280
Evergy Inc	6,017	393
Eversource Energy	9,398	794
Exelon Corp	26,639	1,207
FirstEnergy Corp	15,000	576

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hawaiian Electric Industries Inc	2,800	$115
IDACORP Inc, Cl A	1,400	148
National Fuel Gas Co	2,300	152
NextEra Energy Inc	52,532	4,069
NiSource Inc	10,400	307
NRG Energy Inc	6,500	248
OGE Energy Corp	5,300	204
PG&E Corp *	41,306	412
Pinnacle West Capital Corp	3,000	219
PPL Corp	20,003	543
Public Service Enterprise Group Inc	13,304	842
Sempra Energy	8,431	1,267
Southern Co/The	28,562	2,037
UGI Corp	5,530	213
Vistra Corp	11,369	260
WEC Energy Group Inc	8,384	844
Xcel Energy Inc	14,690	1,039

		28,545
Total Common Stock
(Cost $762,669) ($ Thousands)		947,094

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
1.330% **†(B)	769,770	770

Total Affiliated Partnership
(Cost $770) ($ Thousands)		770

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	7,979,751	7,980

Total Cash Equivalent
(Cost $7,980) ($ Thousands)		7,980

Total Investments in Securities — 100.2%
(Cost $771,419) ($ Thousands)		$955,844

A list of the open futures contracts held by the Fund at June 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	36	Sep-2022	$6,766	$6,821	$55
S&P Mid Cap 400 Index E-MINI	2	Sep-2022	487	454	(33)
			$7,253	$7,275	$22

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Percentages are based on Net Assets of $954,207 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $1,103 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $770 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	947,094	–	–	947,094
Affiliated Partnership	–	770	–	770
Cash Equivalent	7,980	–	–	7,980
Total Investments in Securities	955,074	770	–	955,844

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	55	–	–	55
Unrealized Depreciation	(33)	–	–	(33)
Total Other Financial Instruments	22	–	–	22

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Investments Co	$172	$—	$(6)	$(1)	$(14)	$151	2,800	$2	$—
SEI Liquidity Fund, L.P.	545	3,710	(3,485)	—	—	770	769,770	8	—
Daily Income Trust, Government Fund, CL F	12,691	124,499	(129,210)	—	—	7,980	7,979,751	9	—
Totals	$13,408	$128,209	$(132,701)	$(1)	$(14)	$8,901		$19	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 5.4%
Alphabet Inc, Cl A *	26,214	$57,127
Alphabet Inc, Cl C *	22,848	49,979
AT&T Inc	209,514	4,392
BCE Inc (A)	433,577	21,323
Charter Communications Inc, Cl A *	12,696	5,948
Comcast Corp, Cl A	183,263	7,191
Electronic Arts Inc	44,812	5,451
Meta Platforms Inc, Cl A *	135,757	21,891
Omnicom Group Inc	87,409	5,560
Paramount Global, Cl B	245,524	6,060
TEGNA Inc	153,973	3,229
Verizon Communications Inc	97,068	4,926
Walt Disney Co/The *	143,099	13,509
Warner Bros Discovery *	50,684	680

		207,266
Consumer Discretionary — 10.0%
Amazon.com Inc, Cl A *	368,960	39,187
AutoZone Inc *	16,513	35,489
Best Buy Co Inc	185,088	12,066
Booking Holdings Inc *	2,537	4,437
BorgWarner	89,239	2,978
Brinker International Inc *	141,821	3,124
Carnival Corp *(A)	357,842	3,095
Darden Restaurants Inc	3,127	354
Dick's Sporting Goods Inc (A)	94,331	7,110
Dollar General Corp	222,711	54,662
Domino's Pizza Inc	16,892	6,583
DR Horton Inc	16,198	1,072
eBay Inc	127,055	5,294
Foot Locker Inc, Cl A	65,687	1,659
Genuine Parts Co	79,642	10,593
Goodyear Tire & Rubber Co/The *	406,438	4,353
Harley-Davidson Inc, Cl A	88,020	2,787
Home Depot Inc/The	28,380	7,784
Lear Corp	89,362	11,250
Lowe's Cos Inc	328,236	57,333
Magna International Inc, Cl A	19,822	1,088
NIKE Inc, Cl B	357,743	36,561
O'Reilly Automotive Inc *	1,906	1,204
PulteGroup Inc	251,522	9,968
Ross Stores Inc	102,513	7,200
Royal Caribbean Cruises Ltd *	71,822	2,507
Starbucks Corp	68,046	5,198
Target Corp, Cl A	131,874	18,624
TJX Cos Inc/The	374,562	20,919
TopBuild Corp *	32,528	5,437
Victoria's Secret & Co *	5,411	151
Whirlpool Corp	59,551	9,223

		389,290

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 8.3%
Altria Group Inc	439,996	$18,379
Archer-Daniels-Midland Co	50,878	3,948
Coca-Cola Co/The	123,765	7,786
Conagra Brands Inc	261,734	8,962
Constellation Brands Inc, Cl A	10,975	2,558
Costco Wholesale Corp	18,347	8,793
Diageo PLC ADR	73,341	12,770
Estee Lauder Cos Inc/The, Cl A	35,000	8,913
Hershey Co/The	26,426	5,686
Ingredion Inc	67,564	5,956
J M Smucker Co/The	115,422	14,775
Kimberly-Clark Corp	41,873	5,659
Kraft Heinz Co/The	115,076	4,389
Kroger Co/The	805,536	38,126
Lamb Weston Holdings Inc	16,377	1,170
Molson Coors Beverage Co, Cl B	246,452	13,434
Mondelez International Inc, Cl A	24,475	1,520
Monster Beverage Corp *	13,727	1,273
PepsiCo Inc	208,587	34,763
Philip Morris International Inc	372,863	36,817
Procter & Gamble Co/The	233,806	33,619
Sysco Corp, Cl A	51,231	4,340
Tyson Foods Inc, Cl A	253,116	21,783
Unilever PLC ADR	162,720	7,458
Walgreens Boots Alliance Inc	303,967	11,520
Walmart Inc	47,502	5,775

		320,172
Energy — 3.8%
BP PLC ADR	26,694	757
Canadian Natural Resources Ltd	293,668	15,764
Chevron Corp	212,408	30,752
ConocoPhillips	216,556	19,449
Devon Energy Corp	507,321	27,959
Exxon Mobil Corp	129,439	11,085
HF Sinclair Corp	40,846	1,845
Marathon Petroleum Corp	154,884	12,733
Phillips 66	109,951	9,015
Valero Energy Corp	173,346	18,423

		147,782
Financials — 15.2%
Aflac Inc	136,144	7,533
Allstate Corp/The	59,438	7,533
American Financial Group Inc/OH	11,100	1,541
Ameriprise Financial Inc	82,444	19,595
Assurant Inc	33,412	5,775
Assured Guaranty Ltd	31,872	1,778
Bank of America Corp	1,487,091	46,293
Berkshire Hathaway Inc, Cl B *	93,247	25,458
Capital One Financial Corp	43,778	4,561
Charles Schwab Corp/The	172,552	10,902

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citigroup Inc	130,464	$6,000
Citizens Financial Group Inc	262,482	9,368
CME Group Inc, Cl A	77,815	15,929
Comerica Inc	75,804	5,562
Discover Financial Services	126,480	11,962
Everest Re Group Ltd	38,172	10,699
FactSet Research Systems Inc	11,209	4,311
Fifth Third Bancorp	589,594	19,810
First Republic Bank/CA	40,000	5,768
Goldman Sachs Group Inc/The	21,644	6,429
Hartford Financial Services Group Inc/The	66,936	4,380
Intercontinental Exchange Inc	58,438	5,495
JPMorgan Chase & Co	444,568	50,063
KeyCorp	778,006	13,405
KKR & Co Inc	144,796	6,703
Lincoln National Corp	232,070	10,854
Markel Corp *	8,773	11,346
Marsh & McLennan Cos Inc	138,328	21,475
Moody's Corp	263,689	71,715
Morgan Stanley	311,935	23,726
MSCI Inc, Cl A	66,312	27,330
Navient Corp	263,511	3,687
PNC Financial Services Group Inc/The	36,433	5,748
Popular Inc	125,661	9,667
Progressive Corp/The	44,272	5,148
Prudential Financial Inc	17,700	1,694
Regions Financial Corp	599,114	11,233
S&P Global Inc	18,482	6,230
SLM Corp	230,135	3,668
Travelers Cos Inc/The	119,703	20,245
Truist Financial Corp	141,038	6,689
US Bancorp	423,749	19,501
Voya Financial Inc	156,840	9,337
Wells Fargo & Co	92,870	3,638
Zions Bancorp NA	244,984	12,470

		592,254
Health Care — 16.6%
Abbott Laboratories	84,496	9,181
AbbVie Inc	92,048	14,098
AmerisourceBergen Corp, Cl A	137,635	19,473
Amgen Inc, Cl A	145,948	35,509
AstraZeneca PLC ADR	121,510	8,028
Becton Dickinson and Co	113,758	28,045
Biogen Inc *	23,794	4,852
Bristol-Myers Squibb Co	192,866	14,851
Cardinal Health Inc	36,074	1,886
Centene Corp *	30,902	2,615
Cigna Corp	27,340	7,205
CVS Health Corp	379,134	35,130
Edwards Lifesciences Corp, Cl A *	61,914	5,887
Elevance Health	10,844	5,233

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly & Co	110,545	$35,842
Gilead Sciences Inc	120,443	7,445
HCA Healthcare Inc	109,165	18,346
Horizon Therapeutics PLC *	70,709	5,640
Humana Inc	12,593	5,894
IDEXX Laboratories Inc *	41,683	14,619
Intuitive Surgical Inc *	23,007	4,618
Johnson & Johnson	605,763	107,529
McKesson Corp	12,923	4,216
Medtronic PLC	60,976	5,473
Merck & Co Inc	569,485	51,920
Mettler-Toledo International Inc *	28,371	32,592
Novo Nordisk A/S ADR	53,634	5,976
Organon & Co	26,217	885
Perrigo Co PLC	68,828	2,792
Pfizer Inc	815,680	42,766
United Therapeutics Corp *	24,871	5,861
UnitedHealth Group Inc	167,008	85,780
Veeva Systems Inc, Cl A *	13,636	2,700
Vertex Pharmaceuticals Inc *	2,503	705
Zoetis Inc, Cl A	63,768	10,961

		644,553
Industrials — 8.7%
AGCO Corp	52,600	5,192
Alaska Air Group Inc *	27,440	1,099
Carlisle Cos Inc	6,137	1,464
Carrier Global Corp	357,041	12,732
Caterpillar Inc, Cl A	27,891	4,986
Chart Industries Inc *	35,340	5,915
Cummins Inc	8,214	1,590
Deere & Co	27,326	8,183
Delta Air Lines Inc, Cl A *	128,832	3,732
Eaton Corp PLC	43,431	5,472
Expeditors International of Washington Inc	89,807	8,753
FedEx Corp	44,644	10,121
Fortive Corp	32,526	1,769
Graco Inc	542,313	32,219
GXO Logistics Inc *	217,799	9,424
Honeywell International Inc	61,532	10,695
Huntington Ingalls Industries Inc, Cl A	42,408	9,237
Illinois Tool Works Inc	47,481	8,653
Johnson Controls International PLC	494,338	23,669
L3Harris Technologies Inc	25,220	6,096
Lockheed Martin Corp	19,019	8,177
ManpowerGroup Inc	18,167	1,388
Middleby Corp/The *	100,000	12,536
Northrop Grumman Corp	16,563	7,927
Oshkosh Corp	61,954	5,089
Otis Worldwide Corp	66,354	4,689
PACCAR Inc	43,000	3,541
Raytheon Technologies Corp	247,761	23,812

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half International Inc	25,692	$1,924
Siemens AG ADR	311,780	15,926
Southwest Airlines Co, Cl A *	86,460	3,123
SPX Corp *	108,321	5,724
Stanley Black & Decker Inc	20,000	2,097
Textron Inc	190,528	11,636
Timken Co/The	112,333	5,959
TransDigm Group Inc *	12,491	6,704
United Parcel Service Inc, Cl B	80,434	14,682
Waste Management Inc	18,232	2,789
WW Grainger Inc	64,211	29,179

		337,903
Information Technology — 21.5%
Adobe Inc *	132,912	48,654
Amphenol Corp, Cl A	235,544	15,164
Analog Devices Inc	103,383	15,103
Apple Inc	867,090	118,548
Applied Materials Inc	148,944	13,551
Arista Networks Inc *	90,886	8,520
ASML Holding NV, Cl G	11,551	5,497
Broadcom Inc	18,718	9,093
Cadence Design Systems Inc *	15,000	2,251
Cisco Systems Inc/Delaware	498,298	21,247
Citrix Systems Inc *	44,716	4,345
Cognizant Technology Solutions Corp, Cl A	8,912	602
Corning Inc, Cl B	177,573	5,595
Dropbox Inc, Cl A *	316,687	6,647
F5 Inc, Cl A *	53,596	8,202
Hewlett Packard Enterprise Co	307,307	4,075
HP Inc	480,394	15,747
Intel Corp	571,741	21,389
International Business Machines Corp	6,932	979
Intuit Inc	155,816	60,058
Jabil Inc	65,470	3,353
Juniper Networks Inc	27,511	784
Keysight Technologies Inc *	96,705	13,331
Lam Research Corp	10,701	4,560
Marvell Technology Inc	74,923	3,261
Mastercard Inc, Cl A	168,189	53,060
Microchip Technology Inc	589,638	34,246
Micron Technology Inc	156,515	8,652
Microsoft Corp	486,353	124,910
Motorola Solutions Inc	22,111	4,635
NetApp Inc	45,929	2,996
NortonLifeLock Inc	34,608	760
Oracle Corp, Cl B	512,747	35,826
QUALCOMM Inc	67,431	8,614
Roper Technologies Inc	63,187	24,937
Salesforce *	18,205	3,005
SAP SE ADR	86,635	7,860
Seagate Technology Holdings PLC	112,151	8,012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServiceNow Inc *	12,293	$5,846
Texas Instruments Inc	44,297	6,806
VeriSign Inc *	91,384	15,291
Visa Inc, Cl A	275,684	54,279
Vishay Intertechnology Inc	240,771	4,290
VMware Inc, Cl A *	22,135	2,523
Vontier Corp	522,351	12,009
Western Digital Corp *	33,750	1,513
Xerox Holdings Corp	253,986	3,772
Zendesk Inc *	29,165	2,160

		836,558
Materials — 5.2%
Air Products and Chemicals Inc	54,098	13,010
Cabot Corp	83,951	5,355
Celanese Corp, Cl A	28,298	3,328
Corteva Inc	64,004	3,465
Dow Inc	162,912	8,408
DuPont de Nemours Inc	43,599	2,423
Eastman Chemical Co	165,233	14,833
Ecolab Inc	52,198	8,026
Huntsman Corp	531,983	15,082
Ingevity Corp *	14,131	892
International Paper Co	135,045	5,649
Linde PLC	123,959	35,642
LyondellBasell Industries NV, Cl A	74,826	6,544
Newmont Corp	61,509	3,670
O-I Glass Inc, Cl I *	451,358	6,319
Reliance Steel & Aluminum Co	11,055	1,878
Sherwin-Williams Co/The, Cl A	199,665	44,707
Steel Dynamics Inc	320,489	21,201
Sylvamo Corp	12,276	401
Westrock Co	27,405	1,092

		201,925
Real Estate — 2.0%
American Tower Corp, Cl A ‡	101,757	26,008
Boston Properties Inc ‡	50,460	4,490
Brandywine Realty Trust ‡	24,300	234
CBRE Group Inc, Cl A *	41,173	3,031
Crown Castle International Corp ‡	34,157	5,751
Equinix Inc ‡	1,986	1,305
Gaming and Leisure Properties Inc ‡	39,687	1,820
Healthpeak Properties Inc ‡	502,660	13,024
Invitation Homes Inc ‡	28,203	1,003
Public Storage ‡	4,106	1,284
Sabra Health Care Inc ‡	317,033	4,429
SBA Communications Corp, Cl A ‡	18,373	5,880
Service Properties Trust ‡	494,043	2,584
Welltower Inc ‡	70,223	5,783

		76,626

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.2%
Ameren Corp	64,109	$5,793
American Electric Power Co Inc	57,553	5,522
Constellation Energy	59,660	3,416
Duke Energy Corp	94,914	10,176
Edison International	79,466	5,025
Exelon Corp	132,096	5,987
FirstEnergy Corp	73,115	2,807
National Fuel Gas Co	20,594	1,360
NextEra Energy Inc	192,725	14,928
NiSource Inc	700,009	20,643
NRG Energy Inc	55,000	2,099
PPL Corp	241,001	6,538
UGI Corp	50,939	1,967
Vistra Corp	40,284	921

		87,182
Total Common Stock
(Cost $1,515,123) ($ Thousands)		3,841,511

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
1.330% **†(B)	29,748,807	$29,750

Total Affiliated Partnership
(Cost $29,751) ($ Thousands)		29,750

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	39,638,136	39,638

Total Cash Equivalent
(Cost $39,638) ($ Thousands)		39,638

Total Investments in Securities — 100.7%
(Cost $1,584,512) ($ Thousands)		$3,910,899

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	120	Sep-2022	$22,675	$22,737	$62
S&P Mid Cap 400 Index E-MINI	8	Sep-2022	1,818	1,814	(4)
			$24,493	$24,551	$58

Percentages are based on Net Assets of $3,884,001 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $28,820 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $29,750 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P— Standard & Poor's

SPX — Standard & Poor's 500 Index

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,841,511	–	–	3,841,511
Affiliated Partnership	–	29,750	–	29,750
Cash Equivalent	39,638	–	–	39,638
Total Investments in Securities	3,881,149	29,750	–	3,910,899

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62	–	–	62
Unrealized Depreciation	(4)	–	–	(4)
Total Other Financial Instruments	58	–	–	58

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Large Cap Fund (Concluded)

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,438	$233,156	$(224,842)	$(2)	$—	$29,750	29,748,807	$35	$—
SEI Daily Income Trust, Government Fund, Cl F	28,361	415,870	(404,592)	—	(1)	39,638	39,638,136	34	1
Totals	$49,799	$649,026	$(629,434)	$(2)	$(1)	$69,388		$69	$1

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 8.8%
Activision Blizzard Inc	19,590	$1,525
Alphabet Inc, Cl A *	7,586	16,532
Alphabet Inc, Cl C *	6,936	15,172
AT&T Inc	178,917	3,750
Charter Communications Inc, Cl A *	2,873	1,346
Comcast Corp, Cl A	112,276	4,406
DISH Network Corp, Cl A *	6,238	112
Electronic Arts Inc	7,078	861
Fox Corp, Cl A	7,886	254
Fox Corp, Cl B	3,681	109
Interpublic Group of Cos Inc/The	9,901	272
Live Nation Entertainment Inc *	3,400	281
Lumen Technologies	23,170	253
Match Group Inc *	7,100	495
Meta Platforms Inc, Cl A *	57,709	9,306
Netflix Inc *	11,159	1,951
News Corp, Cl A	9,775	152
News Corp, Cl B	3,000	48
Omnicom Group Inc	5,304	337
Paramount Global, Cl B	15,317	378
Take-Two Interactive Software Inc, Cl A *	4,000	490
T-Mobile US Inc *	14,700	1,978
Twitter Inc *	19,240	719
Verizon Communications Inc	105,213	5,340
Walt Disney Co/The *	45,624	4,307
Warner Bros Discovery *	55,674	747

		71,121
Consumer Discretionary — 10.6%
Advance Auto Parts Inc	1,600	277
Amazon.com Inc, Cl A *	219,960	23,362
Aptiv PLC *	6,770	603
AutoZone Inc *	512	1,100
Bath & Body Works Inc	5,927	160
Best Buy Co Inc	5,054	329
Booking Holdings Inc *	1,036	1,812
BorgWarner	6,053	202
Caesars Entertainment Inc *	5,400	207
CarMax Inc *	4,100	371
Carnival Corp *	20,384	176
Chipotle Mexican Grill Inc, Cl A *	704	920
Darden Restaurants Inc	3,218	364
Dollar General Corp	5,781	1,419
Dollar Tree Inc *	5,654	881
Domino's Pizza Inc	895	349
DR Horton Inc	8,158	540
eBay Inc	14,149	590
Etsy Inc *	3,200	234
Expedia Group Inc *	3,755	356
Ford Motor Co	98,770	1,099
Garmin Ltd	3,771	371

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co *	36,613	$1,163
Genuine Parts Co	3,596	478
Hasbro Inc	3,296	270
Hilton Worldwide Holdings Inc	7,000	780
Home Depot Inc/The	25,965	7,121
Las Vegas Sands Corp *	8,700	292
Lennar Corp, Cl A	6,616	467
LKQ Corp	6,800	334
Lowe's Cos Inc	16,606	2,901
Marriott International Inc/MD, Cl A	6,824	928
McDonald's Corp	18,555	4,581
MGM Resorts International	8,800	255
Mohawk Industries Inc *	1,400	174
Newell Brands Inc, Cl B	9,455	180
NIKE Inc, Cl B	31,823	3,252
Norwegian Cruise Line Holdings Ltd *	10,700	119
NVR Inc *	78	312
O'Reilly Automotive Inc *	1,677	1,059
Penn National Gaming Inc *	4,100	125
Pool Corp	1,008	354
PulteGroup Inc	6,299	250
PVH Corp	1,759	100
Ralph Lauren Corp, Cl A	1,105	99
Ross Stores Inc	8,836	620
Royal Caribbean Cruises Ltd *	5,700	199
Starbucks Corp	28,941	2,211
Tapestry Inc	6,719	205
Target Corp, Cl A	11,628	1,642
Tesla Inc *	21,135	14,233
TJX Cos Inc/The	29,486	1,647
Tractor Supply Co	2,880	558
Ulta Beauty Inc *	1,347	519
VF Corp	8,165	361
Whirlpool Corp	1,412	219
Wynn Resorts Ltd *	2,700	154
Yum! Brands Inc	7,270	825

		84,709
Consumer Staples — 7.0%
Altria Group Inc	45,473	1,899
Archer-Daniels-Midland Co	14,075	1,092
Brown-Forman Corp, Cl B	4,565	320
Campbell Soup Co	5,084	244
Church & Dwight Co Inc	6,100	565
Clorox Co/The	3,042	429
Coca-Cola Co/The	97,449	6,131
Colgate-Palmolive Co	21,195	1,699
Conagra Brands Inc	12,065	413
Constellation Brands Inc, Cl A	4,107	957
Costco Wholesale Corp	11,108	5,324
Estee Lauder Cos Inc/The, Cl A	5,850	1,490
General Mills Inc	15,186	1,146

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hershey Co/The	3,612	$777
Hormel Foods Corp	7,108	337
J M Smucker Co/The	2,753	353
Kellogg Co	6,467	461
Keurig Dr Pepper Inc	18,600	658
Kimberly-Clark Corp	8,503	1,149
Kraft Heinz Co/The	17,908	683
Kroger Co/The	16,436	778
Lamb Weston Holdings Inc	3,700	264
McCormick & Co Inc/MD	6,232	519
Molson Coors Beverage Co, Cl B	4,751	259
Mondelez International Inc, Cl A	34,920	2,168
Monster Beverage Corp *	9,454	876
PepsiCo Inc	34,679	5,780
Philip Morris International Inc	38,927	3,844
Procter & Gamble Co/The	60,097	8,641
Sysco Corp, Cl A	12,720	1,078
Tyson Foods Inc, Cl A	7,303	628
Walgreens Boots Alliance Inc	18,057	684
Walmart Inc	35,315	4,294

		55,940
Energy — 4.3%
APA	8,531	298
Baker Hughes Co, Cl A	22,749	657
Chevron Corp	49,378	7,149
ConocoPhillips	32,490	2,918
Coterra Energy Inc	20,513	529
Devon Energy Corp	15,413	850
Diamondback Energy Inc, Cl A	4,251	515
EOG Resources Inc	14,707	1,624
Exxon Mobil Corp	105,841	9,064
Halliburton Co	22,642	710
Hess Corp	6,875	728
Kinder Morgan Inc	49,082	823
Marathon Oil Corp	17,856	402
Marathon Petroleum Corp	13,658	1,123
Occidental Petroleum Corp	22,262	1,311
ONEOK Inc	11,209	622
Phillips 66	11,787	966
Pioneer Natural Resources Co	5,666	1,264
Schlumberger NV, Cl A	35,300	1,262
Valero Energy Corp	10,221	1,086
Williams Cos Inc/The	30,569	954

		34,855
Financials — 10.8%
Aflac Inc	15,134	837
Allstate Corp/The	6,859	869
American Express Co	15,410	2,136
American International Group Inc	19,935	1,019
Ameriprise Financial Inc	2,735	650
Aon PLC, Cl A	5,349	1,442

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arthur J Gallagher & Co	5,249	$856
Assurant Inc	1,405	243
Bank of America Corp	178,177	5,547
Bank of New York Mellon Corp/The	18,599	776
Berkshire Hathaway Inc, Cl B *	45,425	12,402
BlackRock Inc	3,562	2,169
Brown & Brown Inc	5,900	344
Capital One Financial Corp	9,949	1,037
Cboe Global Markets Inc	2,700	306
Charles Schwab Corp/The	37,755	2,385
Chubb Ltd	10,687	2,101
Cincinnati Financial Corp	3,783	450
Citigroup Inc	48,998	2,253
Citizens Financial Group Inc	12,400	442
CME Group Inc	9,012	1,845
Comerica Inc	3,292	242
Discover Financial Services	7,030	665
Everest Re Group Ltd	937	263
FactSet Research Systems Inc	950	365
Fifth Third Bancorp	17,211	578
First Republic Bank/CA	4,459	643
Franklin Resources Inc	7,038	164
Globe Life Inc	2,339	228
Goldman Sachs Group Inc/The	8,499	2,524
Hartford Financial Services Group Inc/The	8,386	549
Huntington Bancshares Inc/OH	36,214	436
Intercontinental Exchange Inc	14,105	1,326
Invesco Ltd	8,616	139
JPMorgan Chase & Co	73,783	8,309
KeyCorp	23,383	403
Lincoln National Corp	4,198	196
Loews Corp	4,962	294
M&T Bank Corp	4,534	723
MarketAxess Holdings Inc	956	245
Marsh & McLennan Cos Inc	12,659	1,965
MetLife Inc	17,339	1,089
Moody's Corp	4,023	1,094
Morgan Stanley	35,204	2,678
MSCI Inc, Cl A	2,023	834
Nasdaq Inc, Cl A	2,959	451
Northern Trust Corp	5,209	503
PNC Financial Services Group Inc/The	10,404	1,641
Principal Financial Group Inc, Cl A	5,857	391
Progressive Corp/The	14,685	1,707
Prudential Financial Inc	9,466	906
Raymond James Financial Inc	4,658	416
Regions Financial Corp	23,763	446
S&P Global Inc	8,755	2,951
Signature Bank/New York NY, Cl B	1,600	287
State Street Corp	9,245	570
SVB Financial Group, Cl B *	1,445	571
Synchrony Financial	12,563	347

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T Rowe Price Group Inc	5,793	$658
Travelers Cos Inc/The	6,056	1,024
Truist Financial Corp	33,596	1,593
US Bancorp	33,893	1,560
W R Berkley Corp	5,300	362
Wells Fargo & Co	95,267	3,732
Willis Towers Watson PLC	2,769	547
Zions Bancorp NA	3,860	196

		86,920
Health Care — 15.1%
Abbott Laboratories	44,044	4,785
AbbVie Inc	44,313	6,787
ABIOMED Inc *	1,100	272
Agilent Technologies Inc	7,515	893
Align Technology Inc *	1,833	434
AmerisourceBergen Corp, Cl A	3,796	537
Amgen Inc, Cl A	13,422	3,266
Baxter International Inc	12,535	805
Becton Dickinson and Co	7,121	1,755
Biogen Inc *	3,706	756
Bio-Rad Laboratories Inc, Cl A *	531	263
Bio-Techne Corp	1,000	347
Boston Scientific Corp *	35,776	1,333
Bristol-Myers Squibb Co	53,532	4,122
Cardinal Health Inc	6,959	364
Catalent Inc *	4,500	483
Centene Corp *	14,631	1,238
Charles River Laboratories International Inc *	1,260	270
Cigna Corp	7,943	2,093
Cooper Cos Inc/The, Cl A	1,204	377
CVS Health Corp	32,976	3,056
Danaher Corp, Cl A	16,295	4,131
DaVita Inc *	1,556	124
Dentsply Sirona Inc	5,509	197
Dexcom Inc *	9,792	730
Edwards Lifesciences Corp, Cl A *	15,649	1,488
Elevance Health	6,075	2,932
Eli Lilly & Co	19,803	6,421
Gilead Sciences Inc	31,404	1,941
HCA Healthcare Inc	5,739	964
Henry Schein Inc *	3,500	269
Hologic Inc *	6,300	437
Humana Inc	3,131	1,465
IDEXX Laboratories Inc *	2,123	745
Illumina Inc *	3,896	718
Incyte Corp *	4,700	357
Intuitive Surgical Inc *	8,927	1,792
IQVIA Holdings Inc *	4,808	1,043
Johnson & Johnson	66,003	11,716
Laboratory Corp of America Holdings	2,310	541

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	3,643	$1,188
Medtronic PLC	33,772	3,031
Merck & Co Inc	63,316	5,773
Mettler-Toledo International Inc *	570	655
Moderna Inc *	8,700	1,243
Molina Healthcare Inc *	1,460	408
Organon & Co	6,317	213
PerkinElmer Inc	3,198	455
Pfizer Inc	140,703	7,377
Quest Diagnostics Inc	3,024	402
Regeneron Pharmaceuticals Inc *	2,664	1,575
ResMed Inc	3,609	756
STERIS PLC	2,545	525
Stryker Corp	8,377	1,666
Teleflex Inc	1,129	278
Thermo Fisher Scientific Inc	9,874	5,364
UnitedHealth Group Inc	23,605	12,124
Universal Health Services Inc, Cl B	1,800	181
Vertex Pharmaceuticals Inc *	6,381	1,798
Viatris Inc, Cl W *	30,457	319
Waters Corp *	1,522	504
West Pharmaceutical Services Inc	1,859	562
Zimmer Biomet Holdings Inc	5,274	554
Zoetis Inc, Cl A	11,845	2,036

		121,234
Industrials — 7.8%
3M Co	14,296	1,850
A O Smith Corp	3,300	180
Alaska Air Group Inc *	3,200	128
Allegion PLC	2,270	222
American Airlines Group Inc *	16,309	207
AMETEK Inc	5,800	637
Boeing Co/The *	13,735	1,878
Carrier Global Corp	21,544	768
Caterpillar Inc, Cl A	13,434	2,401
CH Robinson Worldwide Inc	3,205	325
Cintas Corp	2,182	815
Copart Inc *	5,400	587
CSX Corp	54,596	1,587
Cummins Inc	3,598	696
Deere & Co	6,988	2,093
Delta Air Lines Inc, Cl A *	16,113	467
Dover Corp	3,637	441
Eaton Corp PLC	10,019	1,262
Emerson Electric Co	14,915	1,186
Equifax Inc	3,089	565
Expeditors International of Washington Inc	4,277	417
Fastenal Co, Cl A	14,518	725
FedEx Corp	6,011	1,363
Fortive Corp	8,987	489
Fortune Brands Home & Security Inc	3,427	205

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Generac Holdings Inc *	1,554	$327
General Dynamics Corp	5,759	1,274
General Electric Co	27,588	1,756
Honeywell International Inc	17,177	2,986
Howmet Aerospace Inc	9,478	298
Huntington Ingalls Industries Inc, Cl A	947	206
IDEX Corp	1,900	345
Illinois Tool Works Inc	7,165	1,306
Ingersoll Rand Inc	10,233	431
Jacobs Engineering Group Inc	3,262	415
JB Hunt Transport Services Inc	2,151	339
Johnson Controls International PLC	17,699	848
L3Harris Technologies Inc	4,909	1,186
Leidos Holdings Inc	3,543	357
Lockheed Martin Corp	5,980	2,571
Masco Corp	5,984	303
Nielsen Holdings PLC	9,000	209
Nordson Corp	1,300	263
Norfolk Southern Corp	5,986	1,361
Northrop Grumman Corp	3,680	1,761
Old Dominion Freight Line Inc, Cl A	2,344	601
Otis Worldwide Corp	10,722	758
PACCAR Inc	8,767	722
Parker-Hannifin Corp, Cl A	3,171	780
Pentair PLC	4,166	191
Quanta Services Inc	3,600	451
Raytheon Technologies Corp	37,476	3,602
Republic Services Inc	5,283	691
Robert Half International Inc	2,732	205
Rockwell Automation Inc	2,930	584
Rollins Inc	5,700	199
Snap-on Inc	1,353	267
Southwest Airlines Co, Cl A *	14,962	540
Stanley Black & Decker Inc	3,808	399
Textron Inc	5,507	336
Trane Technologies PLC	5,870	762
TransDigm Group Inc *	1,320	708
Union Pacific Corp	15,841	3,379
United Airlines Holdings Inc *	8,200	290
United Parcel Service Inc, Cl B	18,268	3,335
United Rentals Inc *	1,814	441
Verisk Analytics Inc, Cl A	4,029	697
Waste Management Inc	9,628	1,473
Westinghouse Air Brake Technologies Corp	4,690	385
WW Grainger Inc	1,048	476
Xylem Inc/NY	4,500	352

		62,660
Information Technology — 26.7%
Accenture PLC, Cl A	15,848	4,400
Adobe Inc *	11,812	4,324
Advanced Micro Devices Inc *	40,761	3,117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akamai Technologies Inc *	4,104	$375
Amphenol Corp, Cl A	15,018	967
Analog Devices Inc	13,172	1,924
ANSYS Inc *	2,207	528
Apple Inc	386,485	52,840
Applied Materials Inc	22,341	2,033
Arista Networks Inc *	5,664	531
Autodesk Inc, Cl A *	5,504	946
Automatic Data Processing Inc	10,515	2,209
Broadcom Inc	10,251	4,980
Broadridge Financial Solutions Inc	2,944	420
Cadence Design Systems Inc *	6,920	1,038
CDW Corp/DE	3,447	543
Ceridian HCM Holding Inc *	3,500	165
Cisco Systems Inc/Delaware	104,401	4,452
Citrix Systems Inc *	3,142	305
Cognizant Technology Solutions Corp, Cl A	13,205	891
Corning Inc, Cl B	18,708	589
DXC Technology Co *	6,230	189
Enphase Energy Inc *	3,400	664
EPAM Systems Inc *	1,400	413
F5 Inc, Cl A *	1,528	234
Fidelity National Information Services Inc, Cl B	15,265	1,399
Fiserv Inc, Cl A *	14,620	1,301
FleetCor Technologies Inc *	1,929	405
Fortinet Inc *	16,790	950
Gartner Inc *	2,056	497
Global Payments Inc	7,183	795
Hewlett Packard Enterprise Co	32,591	432
HP Inc	26,472	868
Intel Corp	102,037	3,817
International Business Machines Corp	22,468	3,172
Intuit Inc	7,103	2,738
Jack Henry & Associates Inc	1,800	324
Juniper Networks Inc	8,200	234
Keysight Technologies Inc *	4,600	634
KLA Corp	3,777	1,205
Lam Research Corp	3,474	1,481
Mastercard Inc, Cl A	21,527	6,791
Microchip Technology Inc	14,008	814
Micron Technology Inc	28,169	1,557
Microsoft Corp	187,939	48,268
Monolithic Power Systems Inc	1,100	422
Motorola Solutions Inc	4,230	887
NetApp Inc	5,585	364
NortonLifeLock Inc	14,647	322
NVIDIA Corp	62,911	9,537
NXP Semiconductors NV	6,676	988
ON Semiconductor Corp *	11,000	553
Oracle Corp, Cl B	39,604	2,767
Paychex Inc	8,069	919

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paycom Software Inc *	1,159	$325
PayPal Holdings Inc *	29,249	2,043
PTC Inc *	2,657	283
Qorvo Inc *	2,700	255
QUALCOMM Inc	28,232	3,606
Roper Technologies Inc	2,645	1,044
Salesforce *	24,967	4,121
Seagate Technology Holdings PLC	5,100	364
ServiceNow Inc *	5,007	2,381
Skyworks Solutions Inc	4,116	381
SolarEdge Technologies Inc *	1,300	356
Synopsys Inc *	3,807	1,156
TE Connectivity Ltd	8,209	929
Teledyne Technologies Inc *	1,171	439
Teradyne Inc	4,115	368
Texas Instruments Inc	23,203	3,565
Trimble Inc *	6,300	367
Tyler Technologies Inc *	1,020	339
VeriSign Inc *	2,455	411
Visa Inc, Cl A	41,406	8,152
Western Digital Corp *	7,874	353
Zebra Technologies Corp, Cl A *	1,319	388

		215,144
Materials — 2.5%
Air Products and Chemicals Inc	5,566	1,338
Albemarle Corp	2,957	618
Amcor PLC	38,132	474
Avery Dennison Corp	2,064	334
Ball Corp	8,172	562
Celanese Corp, Cl A	2,752	324
CF Industries Holdings Inc	5,350	459
Corteva Inc	18,273	989
Dow Inc	18,506	955
DuPont de Nemours Inc	12,899	717
Eastman Chemical Co	3,220	289
Ecolab Inc	6,216	956
FMC Corp	3,200	342
Freeport-McMoRan Inc, Cl B	36,863	1,079
International Flavors & Fragrances Inc	6,426	765
International Paper Co	9,252	387
Linde PLC	12,636	3,633
LyondellBasell Industries NV, Cl A	6,574	575
Martin Marietta Materials Inc, Cl A	1,519	455
Mosaic Co/The	9,309	440
Newmont Corp	20,025	1,195
Nucor Corp	6,627	692
Packaging Corp of America	2,400	330
PPG Industries Inc	5,905	675
Sealed Air Corp	3,728	215
Sherwin-Williams Co/The, Cl A	6,045	1,354
Vulcan Materials Co	3,349	476

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	6,684	$266

		20,894
Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	3,660	531
American Tower Corp, Cl A ‡	11,697	2,990
AvalonBay Communities Inc ‡	3,528	685
Boston Properties Inc ‡	3,600	320
Camden Property Trust ‡	2,600	350
CBRE Group Inc, Cl A *	8,409	619
Crown Castle International Corp ‡	10,864	1,829
Digital Realty Trust Inc, Cl A ‡	7,169	931
Duke Realty Corp ‡	9,600	527
Equinix Inc ‡	2,261	1,485
Equity Residential ‡	8,544	617
Essex Property Trust Inc ‡	1,621	424
Extra Space Storage Inc ‡	3,399	578
Federal Realty OP ‡	1,800	172
Healthpeak Properties Inc ‡	13,600	352
Host Hotels & Resorts Inc ‡	17,974	282
Iron Mountain Inc ‡	7,238	352
Kimco Realty Corp ‡	15,513	307
Mid-America Apartment Communities Inc ‡	2,900	507
Prologis Inc ‡	18,620	2,191
Public Storage ‡	3,787	1,184
Realty Income Corp ‡	15,200	1,038
Regency Centers Corp ‡	3,899	231
SBA Communications Corp, Cl A ‡	2,749	880
Simon Property Group Inc ‡	8,206	779
UDR Inc ‡	7,500	345
Ventas Inc ‡	10,032	516
VICI Properties Inc ‡	24,300	724
Vornado Realty Trust ‡	4,077	117
Welltower Inc ‡	11,400	939
Weyerhaeuser Co ‡	18,861	625

		23,427
Utilities — 3.1%
AES Corp/The	16,790	353
Alliant Energy Corp	6,300	369
Ameren Corp	6,453	583
American Electric Power Co Inc	12,615	1,210
American Water Works Co Inc	4,545	676
Atmos Energy Corp	3,400	381
CenterPoint Energy Inc	15,885	470
CMS Energy Corp	7,301	493
Consolidated Edison Inc	8,833	840
Constellation Energy	8,251	473
Dominion Energy Inc	20,368	1,626
DTE Energy Co	4,845	614
Duke Energy Corp	19,316	2,071
Edison International	9,557	604
Entergy Corp	5,026	566

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergy Inc	5,799	$378
Eversource Energy	8,635	729
Exelon Corp	24,655	1,117
FirstEnergy Corp	14,423	554
NextEra Energy Inc	49,280	3,817
NiSource Inc	9,844	290
NRG Energy Inc	6,181	236
Pinnacle West Capital Corp	2,849	208
PPL Corp	18,871	512
Public Service Enterprise Group Inc	12,730	806
Sempra Energy	7,845	1,179
Southern Co/The	26,656	1,901
WEC Energy Group Inc	7,964	802
Xcel Energy Inc	13,536	958

		24,816

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $243,139) ($ Thousands)		$801,720

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	2,662,615	2,663

Total Cash Equivalent
(Cost $2,663) ($ Thousands)		2,663

Total Investments in Securities — 99.9%
(Cost $245,802) ($ Thousands)		$804,383

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	19	Sep-2022	$3,566	$3,600	$34

Percentages are based on Net Assets of $804,909 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security).
‡	Real Estate Investment Trust.

Cl — Class
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	801,720	–	–	801,720
Cash Equivalent	2,663	–	–	2,663
Total Investments in Securities	804,383	–	–	804,383

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	34	–	–	34
Total Other Financial Instruments	34	–	–	34

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$103	$389	$(489)	$(3)	$—	$—	—	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	7,294	61,846	(66,477)	—	—	2,663	2,662,615	3	—
Totals	$7,397	$62,235	$(66,966)	$(3)	$—	$2,663		$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 3.4%
Audacy Inc, Cl A *	129,610	$122
Cable One Inc	1,225	1,579
Cars.com Inc *	31,710	299
Cinemark Holdings Inc *	252,807	3,797
Cogent Communications Holdings Inc	21,254	1,291
Gannett Co Inc *	105,267	305
Gogo Inc *	24,846	402
Hemisphere Media Group Inc, Cl A *	9,233	71
IDT Corp, Cl B *	13,680	344
Integral Ad Science Holding *	81,872	813
Iridium Communications Inc *	18,478	694
Liberty Latin America Ltd, Cl A *	34,460	269
Liberty TripAdvisor Holdings Inc, Cl A *	5,945	5
Lions Gate Entertainment Corp, Cl A *(A)	425,113	3,958
Marcus Corp/The *	14,672	217
MediaAlpha Inc, Cl A *	19,482	192
Nexstar Media Group Inc, Cl A	12,412	2,022
TEGNA Inc	45,417	952
World Wrestling Entertainment Inc, Cl A	7,800	487
Ziff Davis Inc *	8,840	659

		18,478
Consumer Discretionary — 11.5%
Aaron's Co Inc/The	127,668	1,858
Academy Sports & Outdoors Inc	14,790	526
Advance Auto Parts Inc	7,670	1,328
American Eagle Outfitters Inc	287,065	3,209
American Public Education Inc *	18,438	298
Arko Corp	18,400	150
Beazer Homes USA Inc, Cl A *	81,511	984
Biglari Holdings Inc, Cl B *	2,576	316
Bloomin' Brands Inc	146,561	2,436
Bluegreen Vacations Holding, Cl A	28,841	720
Boot Barn Holdings Inc *	8,074	556
Brinker International Inc *	75,875	1,672
Brunswick Corp/DE	20,805	1,360
Buckle Inc/The	5,800	161
Caleres Inc	38,070	999
Callaway Golf Co *	38,045	776
Carriage Services Inc	7,576	300
Carter's Inc	17,800	1,255
Cato Corp/The, Cl A	19,981	232
Cavco Industries Inc *	2,872	563
Century Casinos *	30,119	217
Churchill Downs Inc	8,324	1,594
Chuy's Holdings Inc *	14,373	286
Citi Trends Inc *	4,860	115
Container Store Group Inc/The *	75,720	472
Domino's Pizza Inc	3,242	1,263
Dorman Products Inc *	15,194	1,667
Duolingo, Cl A *	4,300	376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
El Pollo Loco Holdings Inc *	14,140	$139
Ethan Allen Interiors Inc	45,650	923
Funko Inc, Cl A *	73,230	1,635
Genesco Inc *	3,040	152
Goodyear Tire & Rubber Co/The *	55,372	593
H&R Block Inc	16,500	583
Hamilton Beach Brands Holding Co, Cl A	13,484	167
Haverty Furniture Cos Inc	34,149	792
Hibbett Inc	12,303	538
Hilton Grand Vacations Inc *	16,138	577
Hooker Furnishings	18,948	295
JAKKS Pacific *	46,148	584
Johnson Outdoors Inc, Cl A	4,481	274
Kohl's Corp	29,600	1,056
Latham Group *	17,970	125
Lazydays Holdings Inc *	32,153	379
Lifetime Brands Inc	15,275	169
Light & Wonder, Cl A *	9,390	441
LL Flooring Holdings *	30,982	290
Lovesac Co/The *	34,390	946
Macy's Inc	23,490	430
Marine Products Corp	13,624	130
MarineMax Inc *	6,130	221
MasterCraft Boat Holdings Inc *	30,100	634
Mattel Inc *	21,202	473
Modine Manufacturing Co *	264,811	2,788
Monarch Casino & Resort Inc *	7,865	461
Monro Inc	26,336	1,129
Motorcar Parts of America *	10,530	138
Movado Group Inc	13,226	409
Murphy USA Inc	16,062	3,740
Noodles & Co, Cl A *	25,815	121
Ollie's Bargain Outlet Holdings Inc *	9,700	570
OneWater Marine Inc, Cl A *	17,764	587
Oxford Industries Inc, Cl A	7,032	624
Penske Automotive Group Inc, Cl A	4,350	455
Pool Corp	3,101	1,089
Porch Group *	65,270	167
Shoe Carnival Inc	23,518	508
Shutterstock Inc	20,042	1,149
Skyline Champion Corp *	11,961	567
Steven Madden Ltd	36,968	1,191
Stride Inc *	13,540	552
Superior Group of Cos Inc	10,229	182
Target Hospitality *	19,450	111
Travel + Leisure Co	29,400	1,141
Udemy *	38,301	391
Unifi Inc *	54,080	760
Urban Outfitters Inc *	61,964	1,156
Vista Outdoor Inc *	15,160	423
Vivint Smart Home *	180,165	627
Wingstop Inc, Cl A	12,345	923

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Winmark Corp	2,718	$532
WW International Inc *	80,010	511
YETI Holdings Inc *	10,830	469

		61,706
Consumer Staples — 3.6%
Casey's General Stores Inc	7,173	1,327
Central Garden & Pet Co, Cl A *	7,265	308
Chefs' Warehouse Inc/The *	11,500	447
Coca-Cola Consolidated Inc	1,070	604
Grocery Outlet Holding Corp *	13,242	565
Hain Celestial Group Inc/The *	18,676	443
Hostess Brands Inc, Cl A *	128,197	2,719
Ingles Markets Inc, Cl A	6,530	567
Ingredion Inc	17,510	1,544
Inter Parfums Inc	16,811	1,228
Lancaster Colony Corp	5,211	671
MGP Ingredients Inc	15,917	1,593
Natural Grocers by Vitamin Cottage Inc	68,725	1,096
Performance Food Group Co *	11,771	541
Post Holdings Inc *	6,400	527
Sanderson Farms Inc	2,700	582
Seneca Foods Corp, Cl A *	18,152	1,008
Simply Good Foods Co/The *	13,080	494
TreeHouse Foods Inc *	35,940	1,503
Veru Inc *(A)	35,247	398
Village Super Market Inc, Cl A	18,788	429
Weis Markets Inc	7,650	570

		19,164
Energy — 8.6%
Alto Ingredients *	142,485	529
Antero Resources Corp *	12,038	369
Arch Resources Inc	4,027	576
Berry Corp	29,385	224
Brigham Minerals, Cl A	20,500	505
Cactus Inc, Cl A	17,680	712
Centrus Energy, Cl A *	24,654	610
ChampionX Corp	66,611	1,322
Chesapeake Energy Corp	5,984	485
Chord Energy	16,479	2,005
Civitas Resources	3,400	178
Comstock Resources *	21,085	255
Coterra Energy Inc	44,817	1,156
Crescent Point Energy	70,000	498
Delek US Holdings Inc *	193,536	5,001
Diamondback Energy Inc, Cl A	10,913	1,322
Dorian LPG Ltd	13,650	208
Earthstone Energy Inc, Cl A *	87,265	1,191
Expro Group Holdings *	36,669	422
Golar LNG Ltd *	33,387	759
Helmerich & Payne Inc	36,258	1,561
HF Sinclair Corp	50,294	2,271

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Seaways Inc	37,710	$799
Magnolia Oil & Gas Corp, Cl A	23,305	489
Matador Resources Co	9,798	457
Murphy Oil Corp	9,770	295
Nabors Industries Ltd *	3,673	492
National Energy Services Reunited Corp *	20,114	136
New Fortress Energy Inc, Cl A	12,781	506
NexTier Oilfield Solutions Inc *	93,975	894
Northern Oil and Gas	76,933	1,943
Oil States International Inc *	33,050	179
Ovintiv Inc	21,740	961
Par Pacific Holdings *	55,656	868
Patterson-UTI Energy Inc	29,376	463
PBF Energy Inc, Cl A *	35,098	1,019
PDC Energy Inc, Cl A	37,805	2,329
Range Resources Corp *	23,617	584
Ranger Oil, Cl A *	11,500	378
REX American Resources Corp *	8,268	701
Scorpio Tankers Inc	30,687	1,059
Select Energy Services Inc, Cl A *	29,224	199
SFL Corp Ltd	126,625	1,202
Sitio Royalties	36,015	835
SM Energy Co	15,800	540
Solaris Oilfield Infrastructure Inc, Cl A	82,896	902
Southwestern Energy Co *	465,938	2,912
Talos Energy Inc *	51,400	795
Teekay Tankers Ltd, Cl A *	23,600	416
TETRA Technologies Inc *	86,000	349
Vertex Energy *(A)	44,849	472
W&T Offshore Inc *	199,250	861
Whiting Petroleum	5,274	359

		46,553
Financials — 17.0%
AFC Gamma ‡	12,310	189
Allegiance Bancshares	4,107	155
Amalgamated Financial Corp	52,783	1,044
A-Mark Precious Metals *	13,822	446
Amerant Bancorp Inc, Cl A	19,320	543
American Equity Investment Life Holding Co	116,399	4,257
Arrow Financial Corp	5,378	171
AssetMark Financial Holdings *	30,418	571
Assurant Inc	3,150	544
Atlanticus Holdings *	21,406	753
B Riley Financial Inc	5,941	251
BancFirst Corp	4,800	459
Bank of Marin Bancorp	9,639	306
Bank of NT Butterfield & Son Ltd/The	43,395	1,354
Bank OZK	40,967	1,538
BankUnited Inc	149,814	5,329
Bankwell Financial Group Inc	19,822	615
BayCom Corp	29,669	614

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgewater Bancshares Inc *	12,880	$208
Byline Bancorp Inc	35,187	837
Cambridge Bancorp	984	81
Capital Bancorp Inc	9,996	217
Capstar Financial Holdings Inc	9,866	194
Carter Bankshares Inc *	15,208	201
Cathay General Bancorp	18,927	741
CBTX Inc	11,970	318
Central Pacific Financial Corp	19,330	415
Chimera Investment Corp ‡	126,762	1,118
Civista Bancshares Inc	4,521	96
CNO Financial Group Inc	181,995	3,292
Coastal Financial Corp/WA *	3,527	134
Cohen & Steers Inc	18,443	1,173
Community Trust Bancorp Inc	3,380	137
Crawford & Co, Cl A	18,410	144
CrossFirst Bankshares *	24,550	324
Curo Group Holdings Corp	31,388	174
CVB Financial Corp	18,700	464
Dynex Capital Inc ‡	32,290	514
Enova International Inc *	8,640	249
Equity Bancshares Inc, Cl A	5,280	154
Essent Group Ltd	13,722	534
Evercore Inc, Cl A	6,221	582
EZCORP Inc, Cl A *	43,712	328
FactSet Research Systems Inc	3,268	1,257
Farmers & Merchants Bancorp	18,995	630
Farmers National Banc Corp	25,824	387
Financial Institutions Inc	15,449	402
First Bancshares Inc/The	5,003	143
First Bank	1,533	21
First Commonwealth Financial Corp	158,244	2,124
First Community Bankshares Inc	17,640	519
First Financial Corp/IN	19,776	880
First Internet Bancorp	11,329	417
First Interstate BancSystem Inc, Cl A (A)	53,818	2,051
First Northwest Bancorp	4,952	77
First of Long Island Corp/The	12,271	215
FNB Corp/PA	287,315	3,120
Focus Financial Partners Inc, Cl A *	13,547	461
Globe Life Inc	11,621	1,133
Green Dot Corp, Cl A *	47,488	1,192
Greenhill & Co Inc	2,284	21
Hamilton Lane Inc, Cl A	18,005	1,210
Hanmi Financial Corp	23,660	531
Hanover Insurance Group Inc/The, Cl A	5,384	787
HarborOne Bancorp Inc	16,352	226
HBT Financial Inc	19,240	344
HCI Group Inc	6,907	468
Hercules Capital Inc, Cl A (A)	48,384	653
Heritage Commerce Corp	16,811	180
Home BancShares Inc/AR	73,001	1,516

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HomeTrust Bancshares Inc	12,200	$305
Hope Bancorp Inc	34,174	473
Independent Bank Corp/MI	25,550	493
Investar Holding Corp	935	20
Lakeland Bancorp Inc	31,590	462
LendingClub *	30,861	361
LendingTree Inc *	8,021	352
Macatawa Bank Corp	18,306	162
Mercantile Bank Corp	7,270	232
Merchants Bancorp/IN	16,680	378
Metrocity Bankshares Inc	9,866	200
Metropolitan Bank Holding Corp *	6,430	446
MGIC Investment Corp	70,089	883
Morningstar Inc, Cl A	4,857	1,175
National Western Life Group Inc, Cl A	750	152
Nicolet Bankshares Inc *	7,009	507
NMI Holdings Inc, Cl A *	38,050	634
Northfield Bancorp Inc	10,934	142
Northrim BanCorp Inc	688	28
OFG Bancorp	96,497	2,451
OFS Capital Corp	52,531	521
Old National Bancorp/IN, Cl A	182,444	2,698
OP Bancorp	56,166	589
Oportun Financial Corp *	16,613	137
Oppenheimer Holdings Inc, Cl A	24,720	817
Origin Bancorp Inc	4,080	158
Orrstown Financial Services Inc	3,462	84
PacWest Bancorp	32,871	876
PCSB Financial Corp	17,970	343
Peapack-Gladstone Financial Corp	9,550	284
Peoples Bancorp Inc/OH	6,720	179
Peoples Financial Services Corp	4,204	235
Pinnacle Financial Partners Inc	20,071	1,451
Popular Inc	12,325	948
Preferred Bank/Los Angeles CA	9,435	642
Prosperity Bancshares Inc	19,286	1,317
Provident Bancorp Inc	18,986	298
Provident Financial Services Inc	19,724	439
Pzena Investment Management Inc, Cl A	57,535	379
QCR Holdings Inc	5,497	297
RBB Bancorp	20,540	425
Regional Management Corp	22,229	831
Republic First Bancorp Inc *	55,140	210
ServisFirst Bancshares Inc	7,158	565
Silvercrest Asset Management Group Inc, Cl A	23,645	388
South State Corp	5,585	431
Southern Missouri Bancorp Inc	4,691	212
StepStone Group Inc, Cl A	14,875	387
StoneX Group Inc *	7,177	560
Towne Bank/Portsmouth VA	16,286	442
Trean Insurance Group Inc *	22,563	141

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TrustCo Bank NY	8,480	$262
Umpqua Holdings Corp	215,233	3,609
Universal Insurance Holdings Inc	78,315	1,020
Univest Financial Corp	55,277	1,406
Unum Group	14,409	490
Washington Federal Inc	21,117	634
Webster Financial Corp	8,895	375
Western Alliance Bancorp	25,655	1,811
Wintrust Financial Corp	22,704	1,820

		91,300
Health Care — 11.9%
2seventy bio Inc *	14,580	192
Acadia Healthcare Co Inc, Cl A *	8,300	561
Aerie Pharmaceuticals Inc *	20,460	153
Agenus Inc *	322,754	626
Alkermes PLC *	24,824	740
ALX Oncology Holdings *	21,042	170
Amedisys Inc *	6,300	662
American Well Corp, Cl A *(A)	101,698	439
Amicus Therapeutics Inc *	49,000	526
AMN Healthcare Services Inc *	27,060	2,969
Amneal Pharmaceuticals Inc *	42,350	135
Amphastar Pharmaceuticals Inc *	35,994	1,252
Anika Therapeutics Inc *	5,580	125
Arcellx *	27,848	504
Arcturus Therapeutics Holdings Inc *	10,257	161
Atea Pharmaceuticals Inc *	82,770	588
Avanos Medical Inc *	12,027	329
Aveanna Healthcare Holdings *	60,370	136
Avidity Biosciences Inc *	9,470	138
Axsome Therapeutics Inc *	10,000	383
BioLife Solutions *	15,540	215
Cara Therapeutics Inc *	30,374	277
Castle Biosciences Inc *	10,150	223
Catalyst Pharmaceuticals Inc *	237,366	1,664
Chemed Corp	3,582	1,681
Chinook Therapeutics *	24,509	429
Codexis Inc *	26,300	275
Co-Diagnostics Inc *(A)	168,926	948
Cogent Biosciences *	47,702	430
Collegium Pharmaceutical Inc *	68,889	1,221
Computer Programs and Systems Inc *	28,240	903
Concert Pharmaceuticals Inc *	114,529	482
Cross Country Healthcare Inc *	78,993	1,645
CTI BioPharma *(A)	111,265	664
Cutera Inc *	11,200	420
Cytokinetics *	14,385	565
Eagle Pharmaceuticals Inc/DE *	18,334	815
Encompass Health Corp	34,521	1,935
Ensign Group Inc/The	23,171	1,702
Envista Holdings Corp *	31,555	1,216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evolent Health Inc, Cl A *	12,577	$386
Evolus Inc *	41,457	481
Generation Bio Co *	35,081	230
Halozyme Therapeutics Inc *	16,300	717
Innoviva Inc *	32,903	486
Inspire Medical Systems Inc *	2,470	451
Integra LifeSciences Holdings Corp *	19,522	1,055
Intra-Cellular Therapies Inc, Cl A *	24,016	1,371
iRadimed Corp *	3,811	129
iRhythm Technologies Inc *	3,443	372
iTeos Therapeutics Inc *	68,974	1,421
Kiniksa Pharmaceuticals Ltd, Cl A *	16,451	159
Kodiak Sciences Inc *	31,360	240
Krystal Biotech Inc *	6,300	414
Lantheus Holdings Inc *	24,761	1,635
LeMaitre Vascular Inc	33,030	1,505
Lexicon Pharmaceuticals Inc *	67,765	126
Meridian Bioscience Inc *	14,800	450
Merit Medical Systems Inc *	11,114	603
Mirum Pharmaceuticals Inc *	38,935	758
Neurocrine Biosciences Inc *	4,400	429
NextGen Healthcare Inc *	38,804	677
Nkarta *(A)	27,454	338
NuVasive Inc *	16,992	835
Ocular Therapeutix *	128,116	515
OptimizeRx Corp *	27,015	740
Option Care Health Inc *	47,819	1,329
Organogenesis Holdings Inc, Cl A *	213,555	1,042
ORIC Pharmaceuticals Inc *	19,018	85
PMV Pharmaceuticals Inc *	14,500	207
Praxis Precision Medicines Inc *	55,370	136
Precigen *	256,330	344
Prestige Consumer Healthcare Inc, Cl A *	52,219	3,071
Privia Health Group *	24,626	717
PROCEPT BioRobotics *(A)	11,200	366
Protagonist Therapeutics Inc *	37,730	298
Quest Diagnostics Inc	10,177	1,353
Radius Health Inc *	32,810	340
Rigel Pharmaceuticals Inc *	131,166	148
Sana Biotechnology Inc *	90,250	580
Seer Inc, Cl A *	13,980	125
Sensus Healthcare Inc *	77,251	593
Seres Therapeutics Inc *	45,590	156
Sharps Compliance Corp *	25,979	76
Shockwave Medical Inc *	4,023	769
SIGA Technologies Inc *	19,482	226
Singular Genomics Systems *	45,680	175
STERIS PLC	8,343	1,720
Stoke Therapeutics Inc *	10,924	144
Surface Oncology Inc *	49,177	81
Sutro Biopharma Inc *	32,507	169
Tactile Systems Technology Inc *	23,732	173

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenet Healthcare Corp *	10,579	$556
TG Therapeutics Inc *	58,690	249
TransMedics Group Inc *	15,600	491
United Therapeutics Corp *	2,360	556
US Physical Therapy Inc	9,540	1,042
Utah Medical Products Inc	2,416	208
Vanda Pharmaceuticals Inc *	17,800	194
Viemed Healthcare Inc *	81,168	437
Zimvie *	47,200	756

		63,934
Industrials — 18.6%
AAON Inc	10,796	591
AAR Corp *	12,004	502
ABM Industries Inc	104,827	4,552
Acacia Research Corp *	137,170	691
ACCO Brands Corp	596,069	3,892
Air Lease Corp, Cl A	34,467	1,152
Air Transport Services Group Inc *	16,916	486
Allison Transmission Holdings Inc	40,399	1,553
Alta Equipment Group *	44,588	400
Altra Industrial Motion Corp	31,892	1,124
API Group *	28,339	424
Applied Industrial Technologies Inc, Cl A	7,933	763
Argan Inc	16,477	615
ASGN Inc *	5,520	498
Atkore Inc *	10,645	884
Atlas Air Worldwide Holdings Inc *	9,110	562
Barrett Business Services Inc	5,833	425
Booz Allen Hamilton Holding Corp, Cl A	14,127	1,277
BWX Technologies Inc, Cl W	45,742	2,520
CACI International Inc, Cl A *	6,176	1,740
Carlisle Cos Inc	5,582	1,332
Casella Waste Systems Inc, Cl A *	8,696	632
CIRCOR International Inc *	27,792	455
Clean Harbors Inc *	18,725	1,642
CoreCivic Inc *‡	44,107	490
Costamare Inc	39,644	480
CRA International Inc	12,466	1,113
Daseke Inc *	89,214	570
Ducommun Inc *	7,899	340
DXP Enterprises Inc/TX *	9,341	286
Eagle Bulk Shipping Inc	6,171	320
EMCOR Group Inc	14,872	1,531
Enerpac Tool Group Corp, Cl A	26,624	506
Ennis Inc	12,009	243
EnPro Industries Inc	13,874	1,137
First Advantage *	31,890	404
Fluor Corp *	20,343	495
Forrester Research Inc *	23,622	1,130
Forward Air Corp	8,339	767
Franklin Covey Co *	35,266	1,629

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTI Consulting Inc *	3,135	$567
Gates Industrial Corp PLC *	59,251	640
GATX	6,581	620
Genco Shipping & Trading Ltd	15,519	300
GFL Environmental	50,044	1,291
Global Industrial	24,258	819
GMS Inc *	16,315	726
Griffon Corp	43,000	1,205
H&E Equipment Services Inc	17,456	506
Harsco Corp *	41,457	295
Heidrick & Struggles International Inc	15,156	490
Helios Technologies Inc	9,683	641
Heritage-Crystal Clean Inc *	37,912	1,022
Hexcel Corp, Cl A	16,359	856
Hillenbrand Inc	20,734	849
Hub Group Inc, Cl A *	9,315	661
Hudson Technologies Inc *	64,000	481
Huntington Ingalls Industries Inc, Cl A	5,622	1,225
Huron Consulting Group Inc *	42,538	2,765
Infrastructure and Energy Alternatives Inc *	82,776	665
Insperity Inc, Cl A	21,519	2,148
Insteel Industries Inc	21,521	725
Interface Inc, Cl A	8,227	103
ITT Inc	18,871	1,269
JetBlue Airways Corp *	146,038	1,222
Kadant Inc	4,143	755
KBR Inc	12,700	615
Kelly Services Inc, Cl A	33,024	655
Kennametal Inc	19,500	453
Kforce Inc	11,361	697
Kimball International Inc, Cl B	38,904	298
Korn Ferry	29,087	1,688
Landstar System Inc	8,813	1,282
Manitowoc Co Inc/The *	11,250	118
ManTech International Corp/VA, Cl A	4,987	476
Marten Transport Ltd	39,329	661
Masonite International Corp *	12,242	941
Matson Inc	7,978	581
Matthews International Corp, Cl A	30,926	887
McGrath RentCorp	8,402	639
Miller Industries Inc/TN	4,949	112
MRC Global Inc *	60,595	604
Mueller Industries Inc	14,121	752
Nordson Corp	5,466	1,107
Park Aerospace Corp	39,470	504
Quanex Building Products Corp	25,863	588
Radiant Logistics Inc *	130,025	965
RCM Technologies *	26,722	541
Regal Rexnord Corp	17,818	2,023
Resources Connection Inc	81,445	1,659
Rush Enterprises Inc, Cl A	14,126	681
Safe Bulkers Inc	226,689	866

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simpson Manufacturing Co Inc	6,408	$645
Snap-on Inc	6,299	1,241
SP Plus Corp *	33,025	1,015
Standex International Corp	24,984	2,118
Sterling Construction Co Inc *	21,990	482
Sun Country Airlines Holdings *	7,920	145
Terex Corp	29,672	812
Tetra Tech Inc	10,350	1,413
Titan International Inc *	27,500	415
Titan Machinery Inc *	12,184	273
TPI Composites *	16,540	207
TriNet Group Inc *	6,925	538
TrueBlue Inc *	9,475	170
UFP Industries Inc	30,778	2,097
UniFirst Corp/MA	6,148	1,059
Universal Logistics Holdings Inc	8,740	239
Valmont Industries Inc	3,820	858
Vectrus Inc *	13,330	446
Veritiv Corp *	5,366	582
WESCO International Inc *	13,868	1,485
WillScot Mobile Mini Holdings, Cl A *	3,788	123
Yellow Corp *	62,595	183

		99,938
Information Technology — 13.2%
A10 Networks Inc	39,689	571
ACI Worldwide Inc *	24,845	643
Agilysys Inc *	15,469	731
Alkami Technology *	58,811	817
Amdocs Ltd	6,480	540
AudioCodes Ltd	44,882	989
Aviat Networks Inc *	15,520	389
Avid Technology Inc *	18,102	470
AvidXchange Holdings *	18,800	115
Avnet Inc	12,368	530
Axcelis Technologies Inc *	18,570	1,018
AXT Inc *	64,362	377
Bel Fuse Inc, Cl B	41,922	652
Belden Inc	28,616	1,524
Benefitfocus Inc *	29,442	229
Box Inc, Cl A *	42,244	1,062
Broadridge Financial Solutions Inc	7,912	1,128
Cantaloupe *	38,240	214
Casa Systems Inc *	49,606	195
Cass Information Systems Inc	11,720	396
ChannelAdvisor Corp *	14,400	210
Clearfield *	16,444	1,019
CMC Materials Inc	2,330	407
Cognex Corp	11,688	497
CSG Systems International Inc	17,447	1,041
CTS Corp	12,000	409
Cyxtera Technologies *(A)	35,073	398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digi International Inc *	44,892	$1,087
Diodes Inc *	8,979	580
eGain Corp *	55,318	539
EMCORE Corp *	9,065	28
EngageSmart *	27,205	437
ePlus Inc *	12,609	670
ExlService Holdings Inc *	17,937	2,643
Fabrinet *	7,916	642
Gitlab, Cl A *	8,300	441
Grid Dynamics Holdings *	32,470	546
Hackett Group Inc/The	49,277	935
Harmonic Inc, Cl A *	103,408	897
I3 Verticals Inc, Cl A *	8,772	219
International Money Express Inc *	84,037	1,720
Jack Henry & Associates Inc	7,563	1,362
Kimball Electronics Inc *	3,160	64
Kulicke & Soffa Industries Inc	30,242	1,295
Lattice Semiconductor Corp *	13,346	647
Limelight Networks Inc *	73,180	169
Littelfuse Inc	5,629	1,430
Lumentum Holdings Inc *	22,592	1,794
MACOM Technology Solutions Holdings Inc *	21,999	1,014
MaxLinear, Cl A *	13,856	471
Mitek Systems Inc *	15,216	141
NetScout Systems Inc *	14,767	500
NVE Corp	16,422	766
Onto Innovation Inc *	8,848	617
PC Connection Inc *	1,750	77
PDF Solutions Inc *	28,040	603
Photronics Inc *	273,236	5,323
Power Integrations Inc	25,113	1,884
Progress Software Corp	9,800	444
Qualys Inc *	10,876	1,372
Rackspace Technology Inc *(A)	119,969	860
Rambus Inc *	27,710	595
Rimini Street Inc *	94,083	565
Rogers Corp *	2,730	716
Sanmina Corp *	11,410	465
ScanSource Inc *	17,197	536
Semtech Corp *	10,097	555
Silicon Motion Technology Corp ADR	29,663	2,483
SiTime Corp *	3,339	544
SMART Global Holdings Inc *	21,962	360
Sprout Social Inc, Cl A *	7,137	414
SPS Commerce Inc *	6,254	707
StarTek Inc *	15,048	43
Super Micro Computer Inc *	115,150	4,646
Switch Inc, Cl A	32,177	1,078
Synaptics Inc *	3,693	436
Tenable Holdings Inc *	19,405	881
TTEC Holdings Inc	18,564	1,260

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Display Corp	10,345	$1,046
Veeco Instruments Inc *	16,224	315
Viant Technology, Cl A *	30,650	156
Viavi Solutions Inc *	105,068	1,390
Vishay Intertechnology Inc	67,667	1,206
Vishay Precision Group Inc *	32,870	958
Zuora Inc, Cl A *	40,390	361

		70,504
Materials — 5.3%
Alamos Gold Inc, Cl A	70,604	496
Allegheny Technologies Inc *	17,686	402
Alpha Metallurgical Resources	4,854	627
American Vanguard Corp, Cl B	13,290	297
Axalta Coating Systems Ltd *	32,876	727
Balchem Corp	5,572	723
Cabot Corp	28,939	1,846
Century Aluminum Co *	48,547	358
Chase	4,704	366
Clearwater Paper Corp *	7,690	259
Commercial Metals Co, Cl A	108,000	3,575
Element Solutions Inc	61,120	1,088
Graphic Packaging Holding Co	20,449	419
Hawkins Inc	5,214	188
Haynes International	3,620	119
Ingevity Corp *	11,751	742
Innospec Inc	13,932	1,334
Koppers Holdings Inc	6,652	151
Kronos Worldwide Inc	54,972	1,011
Livent Corp *	76,958	1,746
LSB Industries Inc *	34,439	477
Materion Corp	9,534	703
MP Materials *	9,987	320
O-I Glass Inc, Cl I *	80,734	1,130
Olympic Steel	3,098	80
Quaker Chemical Corp	5,770	863
Ramaco Resources Inc	47,323	622
Rayonier Advanced Materials Inc *	66,490	174
Reliance Steel & Aluminum Co	11,620	1,974
Ryerson Holding Corp	33,590	715
Silgan Holdings Inc	23,792	984
SunCoke Energy Inc	156,130	1,063
Sylvamo Corp	10,500	343
TimkenSteel Corp *	22,156	414
Tredegar Corp	20,970	210
Valvoline Inc	34,551	996
Warrior Met Coal Inc	30,209	925

		28,467
Real Estate — 2.9%
Acadia Realty Trust ‡	28,636	447
American Campus Communities Inc *‡	14,631	943
Armada Hoffler Properties Inc ‡	52,234	671

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ashford Hospitality Trust *‡	25,110	$150
BRT Apartments Corp ‡	27,900	600
Corporate Office Properties Trust ‡	23,188	607
Douglas Elliman Inc ‡	136,069	652
EastGroup Properties Inc ‡	1,227	189
eXp World Holdings Inc ‡(A)	69,809	822
Farmland Partners ‡	36,476	503
Forestar Group Inc *‡	65,399	895
Independence Realty Trust ‡	31,873	661
Innovative Industrial Properties Inc, Cl A ‡	8,925	981
Kennedy-Wilson Holdings Inc ‡	97,397	1,845
LXP Industrial Trust, Cl B ‡	53,636	576
Marcus & Millichap Inc ‡	11,928	441
Newmark Group Inc, Cl A ‡	119,994	1,160
NexPoint Residential Trust Inc ‡	27,102	1,694
Outfront Media Inc ‡	31,587	535
RMR Group Inc/The, Cl A ‡	9,710	275
RPT Realty ‡	44,817	441
Ryman Hospitality Properties Inc *‡	6,625	504
Urstadt Biddle Properties Inc, Cl A ‡	11,050	179

		15,771
Telecommunication Services — 0.1%
8x8 Inc *	102,897	530

Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	113,687	1,527
Artesian Resources Corp, Cl A	4,422	217
Black Hills Corp, Cl A	14,315	1,042
IDACORP Inc, Cl A	11,518	1,220
Otter Tail Corp	11,661	783
Portland General Electric Co	40,348	1,950
Pure Cycle Corp *	21,905	231
Spire Inc	10,215	760
Unitil Corp	10,040	589
Via Renewables Inc, Cl A	39,118	300

		8,619
Total Common Stock
(Cost $492,383) ($ Thousands)		524,964

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
1.330% **†(B)	12,214,350	12,214

Total Affiliated Partnership
(Cost $12,214) ($ Thousands)		12,214

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	12,677,692	$12,678

Total Cash Equivalent
(Cost $12,678) ($ Thousands)		12,678

Total Investments in Securities — 102.4%
(Cost $517,275) ($ Thousands)		$549,856

Percentages are based on Net Assets of $537,048 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $11,827 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $12,214 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	524,964	–	–	524,964
Affiliated Partnership	–	12,214	–	12,214
Cash Equivalent	12,678	–	–	12,678
Total Investments in Securities	537,642	12,214	–	549,856

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,536	$67,276	$(70,597)	$(1)	$—	$12,214	12,214,350	$45	$—
SEI Daily Income Trust, Government Fund, Cl F	6,482	132,358	(126,162)	—	—	12,678	12,677,692	12	—
Totals	$22,018	$199,634	$(196,759)	$(1)	$—	$24,892		$57	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Communication Services — 5.9%
AMC Networks Inc, Cl A *	20,653	$602
Audacy Inc, Cl A *	82,881	78
Cars.com Inc *	42,095	397
Cinemark Holdings Inc *	174,458	2,620
EchoStar Corp, Cl A *	11,616	224
Entravision Communications Corp, Cl A	19,817	90
Eros Media World *(A)	5,399	13
Gray Television Inc	43,992	743
IDT Corp, Cl B *	1,416	36
John Wiley & Sons Inc, Cl A	57,040	2,724
Liberty TripAdvisor Holdings Inc, Cl A *	27,691	21
Lions Gate Entertainment Corp, Cl A *(A)	299,161	2,785
Nexstar Media Group Inc, Cl A	40,345	6,572
Scholastic Corp, Cl B	8,400	302
Telephone and Data Systems Inc	28,539	451
Yelp Inc, Cl A *	5,085	141
Ziff Davis Inc *	54,943	4,095

		21,894
Consumer Discretionary — 10.2%
Aaron's Co Inc/The	33,374	486
American Axle & Manufacturing Holdings Inc *	76,442	576
American Eagle Outfitters Inc	162,000	1,811
Bassett Furniture Industries Inc	3,083	56
Big 5 Sporting Goods Corp (A)	6,921	78
Big Lots Inc	19,750	414
Biglari Holdings Inc, Cl B *	332	41
Bloomin' Brands Inc	104,116	1,730
Brinker International Inc *	53,480	1,178
Carriage Services Inc	14,700	583
Carter's Inc	8,684	612
Cato Corp/The, Cl A	6,012	70
Dana Inc	58,292	820
Dick's Sporting Goods Inc	8,464	638
Duluth Holdings, Cl B *	3,586	34
Ethan Allen Interiors Inc	18,068	365
Fossil Group Inc *	13,698	71
Genesco Inc *	14,034	700
G-III Apparel Group Ltd *	30,209	611
Goodyear Tire & Rubber Co/The *	85,228	913
Group 1 Automotive Inc	8,660	1,471
H&R Block Inc	44,429	1,569
Haverty Furniture Cos Inc	28,191	653
Helen of Troy Ltd *	9,450	1,535
Hibbett Inc	8,744	382
KB Home	23,651	673
Kohl's Corp	20,400	728
Laureate Education Inc, Cl A *	2,968	34
La-Z-Boy Inc, Cl Z	31,844	755
Leslie's Inc *	102,000	1,548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lithia Motors Inc, Cl A	13,279	$3,649
Macy's Inc	25,693	471
MarineMax Inc *	6,515	235
MDC Holdings Inc	26,537	857
Meritage Homes Corp *	13,163	954
Modine Manufacturing Co *	191,391	2,015
Movado Group Inc	2,199	68
Murphy USA Inc	4,040	941
ODP Corp/The *	19,261	582
Perdoceo Education Corp *	21,965	259
Rent-A-Center Inc/TX	13,868	270
Sally Beauty Holdings Inc *	58,486	697
Shoe Carnival Inc	1,654	36
Signet Jewelers Ltd	3,178	170
Sleep Number Corp *	5,573	173
Smith & Wesson Brands Inc	15,629	205
Sonic Automotive Inc, Cl A	24,588	901
Tri Pointe Homes Inc *	88,021	1,485
Tupperware Brands Corp *	32,959	209
Urban Outfitters Inc *	24,246	452
Vera Bradley Inc *	4,520	20
Victoria's Secret & Co *	56,483	1,580
Vista Outdoor Inc *	2,670	75
Zumiez Inc *	5,915	154

		37,593
Consumer Staples — 4.0%
Coca-Cola Consolidated Inc	2,127	1,199
Edgewell Personal Care Co	27,803	960
Energizer Holdings Inc	25,335	718
Herbalife Nutrition Ltd *	22,700	464
Ingles Markets Inc, Cl A	17,491	1,517
Ingredion Inc	9,972	879
Nature's Sunshine Products Inc *	3,728	40
Nu Skin Enterprises Inc, Cl A	14,772	640
Oil-Dri Corp of America	767	23
Seneca Foods Corp, Cl A *	2,096	116
SpartanNash Co	33,933	1,024
Spectrum Brands Holdings Inc	41,948	3,441
Sprouts Farmers Market Inc *	52,044	1,318
TreeHouse Foods Inc *	9,400	393
Universal Corp/VA	19,732	1,194
Village Super Market Inc, Cl A	15,813	361
Weis Markets Inc	4,645	346

		14,633
Energy — 7.5%
Arch Resources Inc	1,465	210
Berry Corp	16,564	126
Bristow Group *	8,507	199
California Resources	11,200	431
Centrus Energy, Cl A *	1,232	30
Chesapeake Energy Corp	13,939	1,130

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chord Energy	6,033	$734
CNX Resources Corp *	7,097	117
Comstock Resources *	67,019	810
CONSOL Energy Inc *	8,578	424
Crescent Point Energy	49,000	349
Delek US Holdings Inc *	105,809	2,734
DHT Holdings Inc	43,347	266
Dorian LPG Ltd	9,244	140
DT Midstream Inc	50,858	2,493
Helix Energy Solutions Group Inc *	31,169	97
HF Sinclair Corp	83,636	3,777
Magnolia Oil & Gas Corp, Cl A	121,970	2,560
Murphy Oil Corp	23,500	710
National Energy Services Reunited Corp *	60,681	411
PDC Energy Inc, Cl A	29,046	1,790
Peabody Energy Corp *	6,750	144
Rattler Midstream LP	85,158	1,162
REX American Resources Corp *	1,548	131
SFL Corp Ltd	73,295	696
Southwestern Energy Co *	259,988	1,625
Viper Energy Partners LP	85,183	2,273
W&T Offshore Inc *	188,365	814
Whiting Petroleum	7,552	514
World Fuel Services Corp	40,783	834

		27,731
Financials — 23.0%
Amalgamated Financial Corp	4,740	94
A-Mark Precious Metals *	5,672	183
American Equity Investment Life Holding Co	84,076	3,075
Apollo Commercial Real Estate Finance Inc ‡	30,011	313
Arbor Realty Trust Inc ‡	71,229	934
Associated Banc-Corp	77,871	1,422
Assured Guaranty Ltd	10,362	578
Axis Capital Holdings Ltd	15,973	912
B Riley Financial Inc	12,461	526
Banco Latinoamericano de Comercio Exterior SA, Cl E	42,011	557
Bank OZK	22,700	852
BankUnited Inc	69,476	2,471
Banner Corp	10,200	573
Bar Harbor Bankshares	4,295	111
BGC Partners Inc, Cl A	555,676	1,873
Blue Ridge Bankshares	5,854	90
Business First Bancshares Inc	6,100	130
Camden National Corp	21,898	965
Capital Bancorp Inc	2,753	60
Capstar Financial Holdings Inc	4,690	92
Carter Bankshares Inc *	7,203	95
Cathay General Bancorp	27,496	1,076
Central Pacific Financial Corp	18,301	393

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citizens Financial Group Inc	30,163	$1,077
Civista Bancshares Inc	4,598	98
CNB Financial Corp/PA	5,249	127
CNO Financial Group Inc	240,617	4,353
Columbia Banking System Inc	78,278	2,243
Community Trust Bancorp Inc	11,246	455
Cowen Inc, Cl A	8,497	201
Crawford & Co, Cl A	5,820	45
Customers Bancorp Inc *	11,772	399
Donegal Group Inc, Cl A	1,187	20
Donnelley Financial Solutions Inc *	9,066	266
Enact Holdings	4,921	106
Enova International Inc *	11,068	319
EZCORP Inc, Cl A *	15,967	120
Federal Agricultural Mortgage Corp, Cl C	8,128	794
Federated Hermes Inc, Cl B	28,072	892
Financial Institutions Inc	5,000	130
First American Financial Corp	11,200	593
First BanCorp/Puerto Rico	52,172	674
First Bank	5,328	74
First Busey Corp	14,310	327
First Commonwealth Financial Corp	177,939	2,388
First Financial Corp/IN	3,662	163
First Horizon Corp	32,525	711
First Internet Bancorp	3,094	114
First Merchants Corp	51,859	1,847
Flagstar Bancorp Inc	21,990	780
Flushing Financial Corp	50,091	1,065
FNB Corp/PA	273,568	2,971
FS Bancorp Inc	2,368	68
FS KKR Capital Corp	32,212	626
Fulton Financial Corp	66,028	954
GAMCO Investors Inc, Cl A	2,021	42
Genworth Financial Inc, Cl A *	261,158	922
Great Southern Bancorp Inc	7,642	447
Green Dot Corp, Cl A *	33,963	853
Greenlight Capital Re Ltd, Cl A *	9,501	73
Hancock Whitney Corp, Cl A	33,222	1,473
Hanmi Financial Corp	32,533	730
HarborOne Bancorp Inc	49,254	679
HBT Financial Inc	2,321	41
Hercules Capital Inc, Cl A (A)	53,213	718
Heritage Insurance Holdings Inc	8,487	22
Hilltop Holdings Inc	18,244	486
Home Bancorp Inc	2,407	82
HomeStreet Inc	27,704	960
Hope Bancorp Inc	103,526	1,433
Independent Bank Corp/MI	6,527	126
Invesco Mortgage Capital ‡(A)	21,409	314
Kearny Financial Corp/MD	55,694	619
LendingClub *	33,843	396
Luther Burbank Corp	5,628	73

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merchants Bancorp/IN	7,109	$161
MFA Financial ‡	39,542	425
MGIC Investment Corp	69,400	874
Mid Penn Bancorp Inc	4,546	123
Midland States Bancorp Inc	6,748	162
MidWestOne Financial Group Inc	4,386	130
Navient Corp	62,902	880
New Mountain Finance Corp	39,866	475
New Residential Investment Corp ‡	126,001	1,174
Northrim BanCorp Inc	2,043	82
OceanFirst Financial Corp	17,718	339
OFG Bancorp	124,274	3,157
Old National Bancorp/IN, Cl A	170,892	2,527
Oppenheimer Holdings Inc, Cl A	4,859	161
Orrstown Financial Services Inc	3,706	90
Pacific Premier Bancorp Inc	51,538	1,507
PacWest Bancorp	146,092	3,895
Peapack-Gladstone Financial Corp	5,631	167
PennantPark Investment Corp	64,464	398
PennyMac Financial Services Inc	18,493	808
Peoples Bancorp Inc/OH	17,717	471
Peoples Financial Services Corp	2,329	130
Popular Inc	19,646	1,511
QCR Holdings Inc	4,275	231
Radian Group Inc	93,020	1,828
RBB Bancorp	4,906	101
Redwood Trust Inc ‡	47,809	369
Republic Bancorp Inc/KY, Cl A	10,785	520
Republic First Bancorp Inc *	13,454	51
Sculptor Capital Management Inc, Cl A	8,025	67
Sierra Bancorp	4,596	100
Simmons First National Corp, Cl A	41,560	884
SiriusPoint Ltd *	22,552	122
SmartFinancial Inc	2,299	56
South Plains Financial Inc	3,554	86
Starwood Property Trust Inc ‡	154,894	3,236
Stewart Information Services Corp	1,532	76
Summit Financial Group Inc	3,790	105
Synovus Financial Corp	22,131	798
Tiptree Inc	8,692	92
Two Harbors Investment Corp ‡	49,203	245
Umpqua Holdings Corp	154,529	2,591
United Insurance Holdings Corp *	8,099	13
Universal Insurance Holdings Inc	25,705	335
Western Asset Mortgage Capital Corp ‡	23,559	28
Zions Bancorp NA	12,392	631

		85,076
Health Care — 5.5%
AMN Healthcare Services Inc *	14,400	1,580
Amneal Pharmaceuticals Inc *	104,939	334
Catalyst Pharmaceuticals Inc *	28,480	200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Co-Diagnostics Inc *(A)	116,824	$655
Collegium Pharmaceutical Inc *	44,481	788
Computer Programs and Systems Inc *	24,763	792
Eagle Pharmaceuticals Inc/DE *	3,458	154
Emergent BioSolutions *	25,189	782
Endo International PLC *(A)	104,583	49
Enovis *	39,481	2,171
Exelixis Inc *	37,000	770
Fulgent Genetics Inc *	6,173	337
Innoviva Inc *	96,504	1,424
Ironwood Pharmaceuticals Inc, Cl A *	166,049	1,915
iTeos Therapeutics Inc *	5,704	117
National HealthCare Corp	3,566	249
NextGen Healthcare Inc *	8,905	155
Pediatrix Medical Group *	16,321	343
Prestige Consumer Healthcare Inc, Cl A *	22,939	1,349
Retractable Technologies Inc *(A)	6,968	27
Select Medical Holdings Corp	65,750	1,553
Syneos Health Inc, Cl A *	51,682	3,705
Utah Medical Products Inc	551	47
Vanda Pharmaceuticals Inc *	14,938	163
Zimvie *	32,500	520

		20,179
Industrials — 14.0%
ABM Industries Inc	73,148	3,176
ACCO Brands Corp	524,863	3,427
AerSale *	7,381	107
Allison Transmission Holdings Inc	26,098	1,003
American Woodmark Corp *	7,405	333
Apogee Enterprises Inc	15,666	614
ArcBest Corp	18,717	1,317
Argan Inc	5,171	193
Atkore Inc *	15,732	1,306
Atlas Air Worldwide Holdings Inc *	29,328	1,810
Boise Cascade Co	11,842	705
BWX Technologies Inc, Cl W	54,650	3,011
CoreCivic Inc *‡	21,375	238
Covenant Logistics Group Inc, Cl A	3,762	94
Crane Holdings	11,232	983
Deluxe Corp	14,236	308
Eagle Bulk Shipping Inc	2,647	137
EMCOR Group Inc	11,015	1,134
Encore Wire Corp	6,007	624
Ennis Inc	24,415	494
Esab	38,600	1,689
Fluor Corp *	15,405	375
Genco Shipping & Trading Ltd	6,414	124
GXO Logistics Inc *	45,081	1,951
Hawaiian Holdings Inc *	26,019	372
Heidrick & Struggles International Inc	6,004	194
Hillenbrand Inc	48,054	1,968

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hub Group Inc, Cl A *	1,102	$78
IAA Inc *	32,208	1,055
Interface Inc, Cl A	42,614	534
JetBlue Airways Corp *	102,503	858
Kaman Corp, Cl A	34,434	1,076
KAR Auction Services Inc *	175,395	2,591
Kelly Services Inc, Cl A	42,427	841
Kennametal Inc	13,700	318
ManpowerGroup Inc	7,477	571
Matson Inc	9,842	717
Matthews International Corp, Cl A	21,107	605
MDU Resources Group Inc	40,473	1,092
Mesa Air Group Inc *	10,833	24
Moog Inc, Cl A	13,198	1,048
Mueller Industries Inc	18,343	978
Park-Ohio Holdings Corp	11,948	190
Primoris Services Corp	29,025	632
Quanex Building Products Corp	7,497	171
Resources Connection Inc	5,627	115
Rush Enterprises Inc, Cl A	18,352	885
Rush Enterprises Inc, Cl B	1,739	86
Ryder System Inc	10,840	770
Safe Bulkers Inc	16,916	65
SkyWest Inc *	11,100	236
Terex Corp	20,900	572
Timken Co/The	15,950	846
Titan Machinery Inc *	5,890	132
Triton International Ltd	26,225	1,381
TrueBlue Inc *	13,677	245
Tutor Perini Corp *	11,956	105
UFP Industries Inc	3,443	235
Vectrus Inc *	5,634	189
Veritiv Corp *	629	68
Wabash National Corp	47,333	643
Werner Enterprises Inc	25,271	974
WESCO International Inc *	14,212	1,522
XPO Logistics Inc *	27,712	1,335

		51,470
Information Technology — 10.4%
ACI Worldwide Inc *	111,792	2,894
Amkor Technology Inc	118,121	2,002
Avaya Holdings Corp *	29,245	66
Avnet Inc	22,559	967
Benchmark Electronics Inc	30,075	678
Cirrus Logic Inc *	6,577	477
Cognyte Software Ltd *	45,491	193
Conduent Inc *	52,230	226
CSG Systems International Inc	16,740	999
Diodes Inc *	9,484	612
Ebix Inc	9,807	166
Euronet Worldwide Inc *	17,602	1,771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insight Enterprises Inc *	11,709	$1,010
Jabil Inc	33,529	1,717
Lumentum Holdings Inc *	7,867	625
Methode Electronics Inc	24,727	916
NCR Corp *	22,835	710
NetScout Systems Inc *	6,016	204
Photronics Inc *	147,234	2,868
Rimini Street Inc *	7,649	46
Sanmina Corp *	54,641	2,226
ScanSource Inc *	16,177	504
Silicon Motion Technology Corp ADR	72,279	6,050
SMART Global Holdings Inc *	3,166	52
StarTek Inc *	8,352	24
Super Micro Computer Inc *	61,602	2,486
TD SYNNEX Corp	9,621	876
Teledyne Technologies Inc *	3,538	1,327
TTM Technologies Inc *	68,736	859
Unisys Corp *	5,249	63
Verint Systems Inc *	66,448	2,814
Vishay Intertechnology Inc	88,768	1,582
Xperi Holding Corp	29,641	428

		38,438
Materials — 8.0%
AdvanSix Inc	24,897	833
Alamos Gold Inc, Cl A	47,103	331
Ashland Global Holdings Inc	33,343	3,436
Axalta Coating Systems Ltd *	117,695	2,602
Cabot Corp	11,719	748
Century Aluminum Co *	33,953	250
Chemours Co/The	21,938	702
Clearwater Paper Corp *	4,709	158
Commercial Metals Co, Cl A	103,735	3,434
FMC Corp	19,779	2,117
FutureFuel Corp	8,285	60
Greif Inc, Cl A	28,983	1,808
Huntsman Corp	30,192	856
Ingevity Corp *	10,362	654
Koppers Holdings Inc	25,164	570
Kronos Worldwide Inc	1,434	26
Louisiana-Pacific Corp	12,754	668
Minerals Technologies Inc	1,214	74
O-I Glass Inc, Cl I *	51,089	715
Rayonier Advanced Materials Inc *	20,369	53
Resolute Forest Products Inc *	86,752	1,107
Schnitzer Steel Industries Inc, Cl A	13,943	458
Schweitzer-Mauduit International Inc	15,151	381
Silgan Holdings Inc	129,424	5,352
SunCoke Energy Inc	24,702	168
TimkenSteel Corp *	8,192	153
Tredegar Corp	8,765	88
Trinseo PLC	14,911	574

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valhi Inc	1,055	$48
Warrior Met Coal Inc	13,035	399
Worthington Industries Inc	12,294	542

		29,365
Real Estate — 7.0%
Acadia Realty Trust ‡	1,711	27
Alexander & Baldwin Inc ‡	11,983	215
American Assets Trust Inc ‡	22,364	664
Anywhere Real Estate *	35,243	346
Apple Hospitality Inc ‡	53,500	785
Brandywine Realty Trust ‡	64,071	618
Brixmor Property Group Inc ‡	23,666	478
CareTrust Inc ‡	24,788	457
Chatham Lodging Trust *‡	49,254	515
City Office Inc ‡	43,116	558
Corporate Office Properties Trust ‡	24,979	654
CTO Realty Growth Inc ‡	1,705	104
DiamondRock Hospitality Co ‡	6,801	56
Diversified Healthcare Trust ‡	48,583	88
Douglas Elliman Inc ‡	21,198	102
Franklin Street Properties Corp ‡	99,335	414
Gaming and Leisure Properties Inc ‡	91,652	4,203
Global Net Lease Inc ‡	34,674	491
Hersha Hospitality Trust, Cl A *‡	34,997	343
Howard Hughes Corp/The *‡	19,756	1,344
Industrial Logistics Properties Trust ‡	40,027	564
Kite Realty Group Trust ‡	34,398	595
LXP Industrial Trust, Cl B ‡	3,503	38
Medical Properties Trust Inc ‡	200,507	3,062
National Health Investors Inc ‡	13,600	824
Newmark Group Inc, Cl A ‡	172,946	1,672
Office Properties Income Trust ‡	21,409	427
Paramount Group Inc ‡	2,496	18
Pebblebrook Hotel Trust ‡	4,494	74
Piedmont Office Realty Trust Inc, Cl A ‡	69,633	914
PotlatchDeltic Corp ‡	16,782	742
Retail Value Inc *‡	4,979	6
RLJ Lodging Trust ‡	16,338	180
Sabra Health Care Inc ‡	121,600	1,699
Service Properties Trust ‡	30,253	158
SITE Centers Corp ‡	4,500	61
Summit Hotel Properties Inc *‡	4,100	30
Sunstone Hotel Investors Inc *‡	18,735	186
Tanger Factory Outlet Centers Inc ‡	65,177	927
Uniti Group Inc ‡	99,353	936
Urstadt Biddle Properties Inc, Cl A ‡	8,782	142
Xenia Hotels & Resorts Inc *‡	5,988	87

		25,804
Utilities — 0.8%
National Fuel Gas Co	28,560	1,886
Northwest Natural Holding Co	7,079	376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portland General Electric Co	10,282	$497
Unitil Corp	4,606	271
Via Renewables Inc, Cl A	4,287	33

		3,063
Total Common Stock
(Cost $313,942) ($ Thousands)		355,246

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
1.330% **†(B)	3,555,314	3,558

Total Affiliated Partnership
(Cost $3,555) ($ Thousands)		3,558

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	13,256,669	13,257

Total Cash Equivalent
(Cost $13,257) ($ Thousands)		13,257

Total Investments in Securities — 100.9%
(Cost $330,754) ($ Thousands)		$372,061

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Value Fund (Concluded)

A list of the open futures contracts held at June 30, 2022 is as follows:

	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	28	Sep-2022	$2,341	$2,391	$50

Percentages are based on Net Assets of $368,791 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $3,480 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $3,558 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	355,246	–	–	355,246
Affiliated Partnership	–	3,558	–	3,558
Cash Equivalent	13,257	–	–	13,257
Total Investments in Securities	368,503	3,558	–	372,061

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	50	–	–	50
Total Other Financial Instruments	50	–	–	50

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,204	$27,262	$(30,904)	$(5)	$1	$3,558	3,555,314	$14	$—
SEI Daily Income Trust, Government Fund, Cl F	10,633	65,981	(63,357)	—	—	13,257	13,256,669	14	—
Totals	$17,837	$93,243	$(94,261)	$(5)	$1	$16,815		$28	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 1.7%
Gogo Inc *	82,043	$1,328
Nexstar Media Group Inc, Cl A	3,048	496
Reservoir Media *(A)	83,219	542
Sinclair Broadcast Group Inc, Cl A	26,180	534
Starry Group Holdings, Cl A *	30,783	127
TechTarget Inc *	3,042	200
WideOpenWest Inc *	5,875	107
World Wrestling Entertainment Inc, Cl A	6,770	423
Yelp Inc, Cl A *	13,028	362
Ziff Davis Inc *	2,050	153
ZipRecruiter, Cl A *	69,006	1,023

		5,295
Consumer Discretionary — 10.4%
2U Inc *	30,611	321
Academy Sports & Outdoors Inc	2,724	97
Asbury Automotive Group Inc *	6,354	1,076
Bluegreen Vacations Holding, Cl A	3,060	76
Boyd Gaming Corp	2,419	120
Caleres Inc	15,153	398
Canada Goose Holdings Inc *	12,417	224
Carriage Services Inc	11,081	439
Carter's Inc	7,500	529
Century Communities Inc	3,671	165
Clarus Corp	34,901	663
Crocs Inc *	2,634	128
Dave & Buster's Entertainment Inc *	1,470	48
Duolingo, Cl A *	4,891	428
Everi Holdings Inc *	50,983	832
Frontdoor Inc *	95,638	2,303
Funko Inc, Cl A *	73,870	1,649
G-III Apparel Group Ltd *	17,773	360
Golden Entertainment Inc *	12,947	512
Grand Canyon Education Inc *	9,040	851
Gray Television Inc	29,539	499
H&R Block Inc	14,712	520
Hanesbrands Inc	111,290	1,145
Lovesac Co/The *	11,972	329
Malibu Boats Inc, Cl A *	8,714	459
MarineMax Inc *	10,740	388
Mattel Inc *	20,861	466
Movado Group Inc	8,598	266
Murphy USA Inc	3,686	858
Ollie's Bargain Outlet Holdings Inc *	11,402	670
Oxford Industries Inc, Cl A	8,781	779
Patrick Industries Inc	13,191	684
Penske Automotive Group Inc, Cl A	3,810	399
PlayAGS Inc *	186,766	964
Red Rock Resorts Inc, Cl A	23,798	794
Sally Beauty Holdings Inc *	153,235	1,826
SeaWorld Entertainment Inc *	7,223	319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoe Carnival Inc	14,964	$323
Shutterstock Inc	8,362	479
Signet Jewelers Ltd	11,276	603
Skechers USA Inc, Cl A *	68,510	2,438
Skyline Champion Corp *	11,221	532
Sonic Automotive Inc, Cl A	8,437	309
Standard Motor Products Inc	11,476	516
Stoneridge Inc *	34,068	584
Stride Inc *	41,141	1,678
Taylor Morrison Home Corp, Cl A *	45,937	1,073
TravelCenters of America *	13,508	466
Udemy *	46,626	476
Vista Outdoor Inc *	40,169	1,121

		33,182
Consumer Staples — 3.3%
Andersons Inc/The	13,080	431
Chefs' Warehouse Inc/The *	25,687	999
Coca-Cola Consolidated Inc	1,077	607
Grocery Outlet Holding Corp *	16,838	718
Hostess Brands Inc, Cl A *	76,495	1,622
MGP Ingredients Inc	12,400	1,241
Performance Food Group Co *	9,746	448
Post Holdings Inc *	5,996	494
Sanderson Farms Inc	2,355	507
Simply Good Foods Co/The *	32,636	1,233
SpartanNash Co	13,651	412
Turning Point Brands Inc	27,449	745
United Natural Foods Inc *	19,079	752
Veru Inc *(A)	36,423	412

		10,621
Energy — 9.2%
Antero Resources Corp *	20,975	643
Arch Resources Inc	602	86
Cactus Inc, Cl A	12,127	488
California Resources	23,199	893
Centennial Resource Development Inc/DE, Cl A *	104,022	622
Chesapeake Energy Corp	27,628	2,241
Chord Energy	7,285	886
Civitas Resources	6,849	358
Comstock Resources *	29,247	353
CVR Energy Inc	16,819	564
Delek US Holdings Inc *	14,915	385
Denbury *	6,517	391
Earthstone Energy Inc, Cl A *(A)	94,503	1,290
HF Sinclair Corp	9,845	445
International Seaways Inc	21,722	461
Magnolia Oil & Gas Corp, Cl A	74,697	1,568
Matador Resources Co	42,077	1,960
Murphy Oil Corp	15,507	468
New Fortress Energy Inc, Cl A	14,405	570

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NexTier Oilfield Solutions Inc *	86,565	$823
Northern Oil and Gas	40,184	1,015
Ovintiv Inc	29,525	1,305
Patterson-UTI Energy Inc	66,243	1,044
PBF Energy Inc, Cl A *	57,078	1,656
PDC Energy Inc, Cl A	24,941	1,537
Range Resources Corp *	15,151	375
Ranger Oil, Cl A *	32,583	1,071
RPC Inc *	48,465	335
Scorpio Tankers Inc	23,962	827
SM Energy Co	20,658	706
Southwestern Energy Co *	107,580	672
Talos Energy Inc *	17,998	279
Teekay Tankers Ltd, Cl A *	20,141	355
TETRA Technologies Inc *	70,421	286
Vertex Energy *(A)	69,762	734
Whiting Petroleum	25,086	1,707

		29,399
Financials — 8.0%
Amalgamated Financial Corp	15,047	298
A-Mark Precious Metals *	15,650	505
Amerant Bancorp Inc, Cl A	5,820	164
Ameris Bancorp	9,594	385
Arbor Realty Trust Inc ‡	15,257	200
Associated Banc-Corp	53,333	974
Assurant Inc	2,713	469
Axos Financial Inc *	2,965	106
BancFirst Corp	3,370	323
Banner Corp	14,101	793
Cathay General Bancorp	15,691	614
Customers Bancorp Inc *	5,019	170
CVB Financial Corp	13,303	330
Encore Capital Group Inc *	8,051	465
Enova International Inc *	13,151	379
Enterprise Financial Services Corp	10,772	447
First Bancorp/Southern Pines NC	13,153	459
First Bank	11,277	158
First Financial Bankshares Inc, Cl A	9,805	385
Fulton Financial Corp	50,504	730
Hanmi Financial Corp	30,135	676
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	17,927	679
HBT Financial Inc	21,927	392
Home Bancorp Inc	5,751	196
HomeStreet Inc	13,213	458
Hope Bancorp Inc	48,253	668
Houlihan Lokey Inc, Cl A	11,296	892
Kinsale Capital Group Inc	2,287	525
LendingClub *	45,691	534
Mercantile Bank Corp	22,352	714
Metropolitan Bank Holding Corp *	1,758	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mr Cooper Group Inc *	28,034	$1,030
MVB Financial Corp	5,912	184
Navient Corp	33,989	476
OceanFirst Financial Corp	29,723	569
Orrstown Financial Services Inc	5,121	124
Palomar Holdings Inc, Cl A *	11,188	721
Provident Financial Services Inc	37,075	825
Radian Group Inc	16,584	326
RBB Bancorp	16,941	350
Regional Management Corp	3,650	136
RLI Corp	5,625	656
S&T Bancorp	17,015	467
ServisFirst Bancshares Inc	5,681	448
South Plains Financial Inc	8,114	196
Stewart Information Services Corp	15,199	756
Stifel Financial Corp	6,391	358
StoneX Group Inc *	8,833	690
Towne Bank/Portsmouth VA	15,623	424
UMB Financial Corp	5,428	467
Unum Group	12,917	439
Value Creation *(B)(C)	145,600	59
Washington Federal Inc	24,533	736
West BanCorp Inc	10,168	247
WisdomTree Investments Inc	168,312	853

		25,747
Health Care — 21.3%
4D Molecular Therapeutics *	48,870	341
Acadia Healthcare Co Inc, Cl A *	10,224	691
ACADIA Pharmaceuticals Inc *	4,638	65
Aeglea BioTherapeutics *	78,313	40
Albireo Pharma Inc *	26,109	519
Alkermes PLC *	33,668	1,003
American Well Corp, Cl A *	83,620	361
Amicus Therapeutics Inc *	49,003	526
AMN Healthcare Services Inc *	18,039	1,979
Amphastar Pharmaceuticals Inc *	72,004	2,505
ANI Pharmaceuticals Inc *	28,127	835
Arbutus Biopharma Corp *	73,832	200
Arcellx *	20,217	366
Artivion *	46,721	882
Arvinas Inc *	10,477	441
Avanos Medical Inc *	40,829	1,116
Avid Bioservices Inc *	19,092	291
Axogen Inc *	84,925	696
Axsome Therapeutics Inc *	7,565	290
C4 Therapeutics *	77,945	588
Cardiovascular Systems Inc *	34,077	489
CareDx Inc *	45,421	976
Catalyst Pharmaceuticals Inc *	213,248	1,495
Certara Inc *	43,482	933
Chinook Therapeutics *	14,462	253

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Biosciences *	36,715	$331
Collegium Pharmaceutical Inc *	9,396	166
Concert Pharmaceuticals Inc *	113,000	476
CorVel Corp *	1,759	259
Cross Country Healthcare Inc *	51,844	1,080
CTI BioPharma *(A)	171,851	1,026
Cutera Inc *	13,982	524
Cytokinetics *	23,411	920
DICE Therapeutics *(A)	24,651	383
Dynavax Technologies Corp *	72,828	917
Ensign Group Inc/The	16,577	1,218
Erasca *(A)	85,761	478
Evelo Biosciences *(A)	55,533	117
Evolent Health Inc, Cl A *	34,952	1,073
Evolus Inc *	62,621	726
Halozyme Therapeutics Inc *	27,057	1,191
HealthEquity Inc *	29,625	1,819
Heron Therapeutics Inc *	106,638	298
ImmunoGen Inc *	15,787	71
Inhibrx Inc *	33,656	382
Instil Bio *	74,741	345
Intercept Pharmaceuticals *(A)	65,618	906
Intra-Cellular Therapies Inc, Cl A *	28,062	1,602
iRadimed Corp *	5,981	203
iRhythm Technologies Inc *	6,271	677
Ironwood Pharmaceuticals Inc, Cl A *	60,902	702
iTeos Therapeutics Inc *	15,248	314
Kiniksa Pharmaceuticals Ltd, Cl A *	115,417	1,118
Krystal Biotech Inc *	5,471	359
Lantheus Holdings Inc *	36,454	2,407
MaxCyte *	122,752	581
Medpace Holdings Inc *	12,198	1,826
Meridian Bioscience Inc *	13,384	407
Merit Medical Systems Inc *	50,535	2,743
Mirum Pharmaceuticals Inc *	60,243	1,172
Neurocrine Biosciences Inc *	2,950	288
Nevro Corp *	11,988	525
NextGen Healthcare Inc *	65,119	1,136
Nkarta *(A)	34,334	423
Omnicell Inc *	11,774	1,339
Option Care Health Inc *	60,600	1,684
Owens & Minor Inc	27,666	870
Paragon 28 *(A)	40,001	635
Pediatrix Medical Group *	34,376	722
PMV Pharmaceuticals Inc *	40,469	577
Precision BioSciences Inc, Cl Savings Shares *	23,830	38
Prestige Consumer Healthcare Inc, Cl A *	32,249	1,896
Privia Health Group *	13,805	402
PROCEPT BioRobotics *(A)	14,080	460
QuidelOrtho Corp *	21,778	2,116
Relay Therapeutics Inc *	28,142	471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sight Sciences *(A)	67,158	$604
Silk Road Medical Inc *	11,225	408
Sonendo *(A)	139,610	240
SpringWorks Therapeutics Inc *	18,950	467
Syneos Health Inc, Cl A *	19,755	1,416
Talis Biomedical *	81,687	66
Tenet Healthcare Corp *	15,432	811
TransMedics Group Inc *	19,763	622
Twist Bioscience Corp *	23,566	824
United Therapeutics Corp *	3,292	776
Veracyte Inc *	43,259	861
Xencor Inc *	19,450	532
Zentalis Pharmaceuticals *	5,583	157

		68,064
Industrials — 17.7%
AAR Corp *	10,692	447
ACV Auctions, Cl A *	129,042	844
Air Transport Services Group Inc *	15,357	441
Alight *	187,192	1,263
Applied Industrial Technologies Inc, Cl A	8,255	794
ArcBest Corp	12,330	868
Atkore Inc *	15,801	1,312
Atlas Air Worldwide Holdings Inc *	16,728	1,032
Avis Budget Group Inc *	1,439	212
Beacon Roofing Supply Inc *	19,314	992
BlueLinx Holdings *	9,017	602
Boise Cascade Co	15,268	908
Byrna Technologies *(A)	78,281	672
CACI International Inc, Cl A *	1,615	455
Cimpress PLC *	12,495	486
Clean Harbors Inc *	16,977	1,488
CoreCivic Inc *‡	38,814	431
Costamare Inc	15,492	187
Eagle Bulk Shipping Inc	12,176	632
EMCOR Group Inc	10,684	1,100
Encore Wire Corp	1,538	160
Evoqua Water Technologies Corp *	15,408	501
First Advantage *	92,344	1,170
Fluor Corp *	21,888	533
Forrester Research Inc *	24,284	1,162
Forward Air Corp	16,530	1,520
FTI Consulting Inc *	3,083	558
GATX	13,331	1,255
Genco Shipping & Trading Ltd	71,020	1,372
GMS Inc *	15,701	699
Griffon Corp	27,174	762
H&E Equipment Services Inc	14,454	419
Heartland Express Inc	24,463	340
Herc Holdings Inc	7,580	683
Heritage-Crystal Clean Inc *	98,808	2,664
Hillenbrand Inc	20,710	848

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hub Group Inc, Cl A *	6,341	$450
Hudson Technologies Inc *	256,431	1,926
Huron Consulting Group Inc *	11,490	747
Interface Inc, Cl A	32,366	406
John Bean Technologies Corp, Cl A	4,526	500
Kadant Inc	1,632	298
KBR Inc	15,719	761
Kforce Inc	11,289	692
Kirby Corp *	18,824	1,145
Korn Ferry	28,299	1,642
Legalzoom.com Inc *(A)	50,198	552
Marten Transport Ltd	29,289	493
Matson Inc	25,604	1,866
NOW Inc *	66,301	648
RCM Technologies *	26,084	528
Resources Connection Inc	7,736	158
Ritchie Bros Auctioneers Inc	40,451	2,632
Rocket Lab USA *	74,172	281
Rush Enterprises Inc, Cl A	15,765	760
Saia Inc *	2,296	432
Simpson Manufacturing Co Inc	4,474	450
SP Plus Corp *	30,060	923
Standex International Corp	4,981	422
Tennant Co	22,508	1,334
Textainer Group Holdings Ltd	16,086	441
Titan International Inc *	36,553	552
Titan Machinery Inc *	18,757	420
Transcat *	3,120	177
TriNet Group Inc *	17,086	1,326
TrueBlue Inc *	76,729	1,373
UFP Industries Inc	6,012	410
WESCO International Inc *	6,769	725
WillScot Mobile Mini Holdings, Cl A *	38,430	1,246

		56,528
Information Technology — 17.6%
8x8 Inc *	130,088	670
A10 Networks Inc	87,391	1,257
Actua Corp *(B)	105,055	1
Alkami Technology *	81,488	1,132
Allegro MicroSystems Inc *	40,109	830
Alpha & Omega Semiconductor Ltd *	16,789	560
Altair Engineering Inc, Cl A *	6,765	355
Amdocs Ltd	7,425	619
Arlo Technologies *	59,684	374
Asure Software Inc *(A)	79,004	450
Avid Technology Inc *	8,835	229
Avnet Inc	16,101	690
Axcelis Technologies Inc *	14,638	803
Belden Inc	27,656	1,473
Benchmark Electronics Inc	55,953	1,262
Box Inc, Cl A *	62,871	1,581

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ChannelAdvisor Corp *	48,520	$707
Cirrus Logic Inc *	5,365	389
Clearfield *	7,667	475
Consensus Cloud Solutions Inc *	20,692	904
CSG Systems International Inc	22,681	1,354
CTS Corp	69,699	2,373
Cyxtera Technologies *(A)	38,397	435
Digi International Inc *	19,088	462
Diodes Inc *	18,275	1,180
EVERTEC Inc	16,332	602
Evo Payments Inc, Cl A *	19,987	470
ExlService Holdings Inc *	21,830	3,216
Extreme Networks Inc *	96,838	864
ForgeRock, Cl A *	36,543	783
Gitlab, Cl A *	5,578	296
Hackett Group Inc/The	6,806	129
I3 Verticals Inc, Cl A *	24,136	604
International Money Express Inc *	70,182	1,437
KnowBe4, Cl A *	39,024	610
Kulicke & Soffa Industries Inc	15,488	663
Lattice Semiconductor Corp *	6,651	323
MACOM Technology Solutions Holdings Inc *	8,460	390
MaxLinear, Cl A *	17,522	595
Mirion Technologies *(A)	53,406	308
Model N Inc *	33,091	846
Momentive Global *	125,516	1,105
Monday.com *(A)	10,699	1,104
NetScout Systems Inc *	47,803	1,618
Onto Innovation Inc *	17,490	1,220
Perficient Inc *	10,106	927
Photronics Inc *	67,275	1,310
Ping Identity Holding Corp *	61,614	1,118
Power Integrations Inc	9,006	675
Progress Software Corp	31,224	1,414
Qualys Inc *	7,392	932
Sanmina Corp *	17,381	708
ScanSource Inc *	19,760	615
SiTime Corp *	1,246	203
SMART Global Holdings Inc *	46,026	753
SPS Commerce Inc *	5,305	600
Sumo Logic *	34,530	259
Super Micro Computer Inc *	40,684	1,642
Synaptics Inc *	1,562	185
Tenable Holdings Inc *	18,125	823
Upland Software Inc *	57,827	840
Verint Systems Inc *	32,383	1,371
Verra Mobility Corp, Cl A *	68,297	1,073
Vertex, Cl A *	40,925	464
Viavi Solutions Inc *	82,976	1,098

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vishay Intertechnology Inc	77,081	$1,374

		56,132
Materials — 3.5%
AdvanSix Inc	34,360	1,149
Allegheny Technologies Inc *	31,068	705
Cabot Corp	10,005	638
Commercial Metals Co, Cl A	42,804	1,417
Graphic Packaging Holding Co	21,936	450
Kronos Worldwide Inc	5,334	98
Livent Corp *	45,407	1,030
Materion Corp	7,087	522
Mercer International Inc	31,641	416
MP Materials *	8,093	260
Ranpak Holdings Corp, Cl A *	76,523	536
Reliance Steel & Aluminum Co	2,908	494
Silgan Holdings Inc	10,875	450
Sylvamo Corp	9,083	297
TimkenSteel Corp *	88,625	1,658
Tronox Holdings	22,239	374
Warrior Met Coal Inc	24,802	759

		11,253
Real Estate — 3.8%
Armada Hoffler Properties Inc ‡	36,966	475
Cushman & Wakefield PLC *‡	29,415	448
DiamondRock Hospitality Co *‡	52,142	428
Easterly Government Properties Inc, Cl A ‡	24,774	472
EastGroup Properties Inc ‡	7,820	1,207
Farmland Partners ‡	32,810	453
Independence Realty Trust ‡	82,976	1,720
National Storage Affiliates Trust ‡	29,522	1,478
Newmark Group Inc, Cl A ‡	53,569	518
NexPoint Residential Trust Inc ‡	12,740	796
Pebblebrook Hotel Trust ‡	15,809	262
Phillips Edison & Co Inc ‡	16,155	540
PotlatchDeltic Corp ‡	9,581	423
SITE Centers Corp ‡	64,434	868

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
St Joe Co/The ‡	13,239	$524
STAG Industrial Inc ‡	15,339	474
Tanger Factory Outlet Centers Inc ‡	48,917	696
Xenia Hotels & Resorts Inc *‡	26,943	391

		12,173
Utilities — 1.0%
Black Hills Corp, Cl A	6,677	486
Chesapeake Utilities Corp	5,006	648
Middlesex Water Co	5,703	500
Otter Tail Corp	17,790	1,194
Spire Inc	6,679	497

		3,325
Total Common Stock
(Cost $324,054) ($ Thousands)		311,719

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P.
1.330% **†(D)	10,124,160	10,120

Total Affiliated Partnership
(Cost $10,124) ($ Thousands)		10,120

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	7,952,333	7,952

Total Cash Equivalent
(Cost $7,952) ($ Thousands)		7,952

Total Investments in Securities — 103.2%
(Cost $342,130) ($ Thousands)		$329,791

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	2	Sep-2022	$169	$170	$1

Percentages are based on Net Assets of $319,590 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $8,847 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2022 was $59 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and cost.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $10,120 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	311,659	–	60	311,719
Affiliated Partnership	–	10,120	–	10,120
Cash Equivalent	7,952	–	–	7,952
Total Investments in Securities	319,611	10,120	60	329,791

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Total Other Financial Instruments	1	–	–	1

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$162,855	$217,588	$(370,317)	$(3)	$(3)	$10,120	10,124,160	$99	$—
SEI Daily Income Trust, Government Fund, Cl F	6,747	46,798	(45,593)	—	—	7,952	7,952,333	10	—
Totals	$169,602	$264,386	$(415,910)	$(3)	$(3)	$18,072		$109	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities held by the Fund at June 30, 2022, is as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Value Creation	145,600	02/29/2008	$1,491	$59
			$1,491	$59

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 5.9%
ATN International Inc	23,526	$1,104
Cable One Inc	1,150	1,483
Cinemark Holdings Inc *	386,217	5,801
Cogent Communications Holdings Inc	18,392	1,117
EchoStar Corp, Cl A *	11,285	218
Electronic Arts Inc	2,290	279
IAC/InterActiveCorp *	3,105	236
Interpublic Group of Cos Inc/The	24,754	681
Iridium Communications Inc *	9,732	366
John Wiley & Sons Inc, Cl A	99,419	4,748
Lions Gate Entertainment Corp, Cl A *	704,327	6,557
Match Group Inc *	1,449	101
Nexstar Media Group Inc, Cl A	68,960	11,232
Ooma Inc *	12,922	153
Scholastic Corp, Cl B	18,006	648
Take-Two Interactive Software Inc, Cl A *	3,431	420
World Wrestling Entertainment Inc, Cl A (A)	43,520	2,720
Ziff Davis Inc *	154,251	11,496

		49,360
Consumer Discretionary — 8.3%
Advance Auto Parts Inc	10,274	1,778
American Eagle Outfitters Inc	177,310	1,982
Arko Corp	54,778	447
Asbury Automotive Group Inc *	3,907	662
AutoNation Inc *	4,391	491
Bloomin' Brands Inc	164,957	2,742
Boot Barn Holdings Inc *	24,465	1,686
Bright Horizons Family Solutions Inc *	1,538	130
Brinker International Inc *	48,921	1,078
Carriage Services Inc	26,433	1,048
Dave & Buster's Entertainment Inc *	43,840	1,437
Deckers Outdoor Corp *	3,400	868
Dillard's Inc, Cl A	1,100	243
Dorman Products Inc *	15,090	1,655
Etsy Inc *	15,649	1,146
Group 1 Automotive Inc	4,472	759
Haverty Furniture Cos Inc	17,831	413
Helen of Troy Ltd *	11,676	1,896
Hibbett Inc	17,681	773
Hilton Grand Vacations Inc *	28,146	1,006
Kohl's Corp	36,887	1,317
LCI Industries	24,809	2,776
Leslie's Inc *	174,939	2,655
Light & Wonder, Cl A *	1,175	55
Lithia Motors Inc, Cl A	24,454	6,720
LKQ Corp	84,641	4,155
Modine Manufacturing Co *	553,070	5,824
Murphy USA Inc	11,043	2,571
Ollie's Bargain Outlet Holdings Inc *	3,893	229
Overstock.com *	4,618	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penske Automotive Group Inc, Cl A	2,500	$262
PetMed Express Inc	6,866	137
Pool Corp	15,000	5,268
Service Corp International/US	13,553	937
Skechers USA Inc, Cl A *	37,863	1,347
Skyline Champion Corp *	7,016	333
Standard Motor Products Inc	10,345	465
Steven Madden Ltd	16,598	535
Strategic Education Inc	19,509	1,377
Stride Inc *	41,300	1,685
Sturm Ruger & Co Inc	8,739	556
Taylor Morrison Home Corp, Cl A *	60,000	1,402
Urban Outfitters Inc *	50,950	951
Vail Resorts Inc	9,517	2,075
Victoria's Secret & Co *	61,676	1,725
Whirlpool Corp	3,320	514
Williams-Sonoma Inc	7,799	865
Winmark Corp	10	2

		69,093
Consumer Staples — 4.1%
Albertsons Cos Inc, Cl A	11,524	308
BellRing Brands *	9,532	237
BJ's Wholesale Club Holdings Inc *	24,382	1,519
Casey's General Stores Inc	6,437	1,191
Central Garden & Pet Co, Cl A *	27,121	1,085
Coca-Cola Consolidated Inc	2,500	1,410
Darling Ingredients Inc *	16,819	1,006
Flowers Foods Inc	23,770	626
Fresh Del Monte Produce Inc	14,071	416
Freshpet Inc *	8,866	460
Hain Celestial Group Inc/The *	18,258	433
Hostess Brands Inc, Cl A *	87,053	1,846
Ingles Markets Inc, Cl A	6,621	574
Ingredion Inc	14,851	1,309
J & J Snack Foods Corp	7,030	982
John B Sanfilippo & Son Inc	13,714	994
Kroger Co/The	6,156	291
Medifast Inc	25,737	4,646
Natural Grocers by Vitamin Cottage Inc	60,747	969
Performance Food Group Co *	6,364	293
PriceSmart Inc	12,923	926
Primo Water Corp	30,856	413
Sanderson Farms Inc	680	147
Seaboard Corp	144	559
Seneca Foods Corp, Cl A *	315	17
SpartanNash Co	7,827	236
Spectrum Brands Holdings Inc	49,468	4,057
Sprouts Farmers Market Inc *	27,834	705
Tootsie Roll Industries Inc	5,885	208
Universal Corp/VA	27,163	1,643
US Foods Holding Corp *	10,313	316

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USANA Health Sciences Inc *	7,864	$569
Vector Group Ltd	24,741	260
Village Super Market Inc, Cl A	35,823	817
WD-40 Co	2,556	515
Weis Markets Inc	27,069	2,018

		34,001
Energy — 5.6%
Arch Resources Inc	5,629	806
Brigham Minerals, Cl A	9,573	236
ChampionX Corp	42,026	834
Coterra Energy Inc	69,602	1,795
Crescent Point Energy	112,000	798
Delek US Holdings Inc *	374,934	9,688
DT Midstream Inc	55,000	2,696
Golar LNG Ltd *	78,177	1,779
HF Sinclair Corp	50,756	2,292
International Seaways Inc	9,285	197
Magnolia Oil & Gas Corp, Cl A	178,597	3,749
Marathon Petroleum Corp	7,296	600
NexTier Oilfield Solutions Inc *	104,671	995
Ovintiv Inc	27,987	1,237
PBF Energy Inc, Cl A *	48,500	1,408
PDC Energy Inc, Cl A	5,973	368
Pioneer Natural Resources Co	8,761	1,954
Range Resources Corp *	18,948	469
Rattler Midstream LP	197,239	2,692
SFL Corp Ltd	157,044	1,490
SilverBow Resources Inc *	40,942	1,161
SM Energy Co	30,466	1,042
Southwestern Energy Co *	564,541	3,528
Teekay Tankers Ltd, Cl A *	5,352	94
Viper Energy Partners LP	185,573	4,951

		46,859
Financials — 16.3%
1st Source Corp	15,424	700
Alleghany Corp *	1,001	834
Allstate Corp/The	1,408	178
Amalgamated Financial Corp	43,074	852
A-Mark Precious Metals *	15,834	511
Amerant Bancorp Inc, Cl A	44,309	1,246
American Equity Investment Life Holding Co	167,757	6,135
American Financial Group Inc/OH	13,674	1,898
Ameriprise Financial Inc	4,701	1,117
Arch Capital Group Ltd *	10,008	455
Argo Group International Holdings Ltd	6,242	230
Arrow Financial Corp	20,564	654
Assurant Inc	5,558	961
Axos Financial Inc *	48,113	1,725
Bank OZK	55,988	2,101
BankUnited Inc	127,615	4,539
Bankwell Financial Group Inc	37,151	1,154

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BayCom Corp	47,822	$989
BGC Partners Inc, Cl A	1,099,126	3,704
Byline Bancorp Inc	36,618	872
Camden National Corp	18,864	831
Canadian Imperial Bank of Commerce	6,642	322
Capital City Bank Group Inc	9,652	269
City Holding Co	10,410	832
CNB Financial Corp/PA	44,272	1,071
CNO Financial Group Inc	289,034	5,229
Columbia Banking System Inc	113,504	3,252
Columbia Financial Inc *	91,296	1,991
Community Trust Bancorp Inc	27,038	1,093
Consumer Portfolio Services Inc *	21,424	220
Diamond Hill Investment Group Inc	2,001	347
Donnelley Financial Solutions Inc *	39,415	1,154
Eagle Bancorp Inc	29,167	1,383
Employers Holdings Inc	17,888	749
Equity Bancshares Inc, Cl A	1,815	53
Everest Re Group Ltd	6,060	1,698
FactSet Research Systems Inc	1,300	500
Farmers & Merchants Bancorp	39,077	1,297
Farmers National Banc Corp	24,544	368
Financial Institutions Inc	51,330	1,336
First American Financial Corp	3,200	169
First Citizens BancShares Inc/NC, Cl A	775	507
First Commonwealth Financial Corp	316,920	4,253
First Community Bankshares Inc	66,479	1,955
First Financial Corp/IN	22,861	1,017
First Interstate BancSystem Inc, Cl A	65,075	2,480
First Merchants Corp	77,646	2,766
First Northwest Bancorp	6,046	94
First of Long Island Corp/The	12,524	220
FNB Corp/PA	494,669	5,372
Focus Financial Partners Inc, Cl A *	7,301	249
Glacier Bancorp Inc, Cl A	18,951	899
Goldman Sachs Group Inc/The	3,195	949
Great Southern Bancorp Inc	13,042	764
Green Dot Corp, Cl A *	61,738	1,550
Hanover Insurance Group Inc/The, Cl A	25,705	3,759
HomeStreet Inc	10,400	361
HomeTrust Bancshares Inc	4,975	124
Horace Mann Educators Corp, Cl A	21,962	843
Houlihan Lokey Inc, Cl A	8,726	689
Independent Bank Corp/MI	12,857	248
LendingClub *	23,862	279
MarketAxess Holdings Inc	350	90
Merchants Bancorp/IN	59,391	1,346
Morgan Stanley	7,661	583
Morningstar Inc, Cl A	2,169	525
NBT Bancorp Inc	27,152	1,021
OFG Bancorp	133,441	3,389
OFS Capital Corp	62,160	617

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old National Bancorp/IN, Cl A	134,301	$1,986
Origin Bancorp Inc	10,420	404
Pacific Premier Bancorp Inc	84,780	2,479
PacWest Bancorp	274,931	7,330
PCSB Financial Corp	35,655	681
Piper Sandler Cos	823	93
PJT Partners Inc	14,364	1,009
Popular Inc	11,261	866
Preferred Bank/Los Angeles CA	9,178	624
Provident Financial Services Inc	24,819	552
Reinsurance Group of America Inc, Cl A	7,938	931
RenaissanceRe Holdings Ltd	7,345	1,148
Republic Bancorp Inc/KY, Cl A	10,585	511
Safety Insurance Group Inc	7,585	736
Selective Insurance Group Inc	19,688	1,712
ServisFirst Bancshares Inc	26,000	2,052
Sierra Bancorp	20,970	456
Silvercrest Asset Management Group Inc, Cl A	1,512	25
Starwood Property Trust Inc ‡	310,592	6,488
Stewart Information Services Corp	17,692	880
Stifel Financial Corp	5,705	320
SVB Financial Group, Cl B *	3,699	1,461
Towne Bank/Portsmouth VA	17,345	471
TPG RE Finance Trust Inc ‡	58,414	526
TriCo Bancshares	22,196	1,013
TrustCo Bank NY	9,472	292
UMH Properties Inc ‡	42,338	748
Umpqua Holdings Corp	229,225	3,844
United Fire Group Inc	57,059	1,953
Univest Financial Corp	50,690	1,290
W R Berkley Corp	10,500	717
Washington Federal Inc	37,676	1,131

		136,697
Health Care — 10.9%
ABIOMED Inc *	967	239
ACADIA Pharmaceuticals Inc *	52,938	746
Aerie Pharmaceuticals Inc *	40,405	303
Akero Therapeutics Inc *	15,000	142
Albireo Pharma Inc *	6,216	123
Alkermes PLC *	71,706	2,136
AmerisourceBergen Corp, Cl A	4,713	667
Amicus Therapeutics Inc *	25,000	269
AMN Healthcare Services Inc *	40,431	4,436
Amphastar Pharmaceuticals Inc *	11,243	391
AnaptysBio Inc *	11,409	232
Ascendis Pharma ADR *	9,780	909
AtriCure Inc *	14,000	572
Atrion Corp	234	147
Biohaven Pharmaceutical Holding Co Ltd *	15,397	2,244
Bio-Techne Corp	3,600	1,248

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Catalent Inc *	16,500	$1,770
Catalyst Pharmaceuticals Inc *	32,000	224
Charles River Laboratories International Inc *	7,525	1,610
Chemed Corp	5,665	2,659
Chinook Therapeutics *	21,466	375
Co-Diagnostics Inc *	178,347	1,001
Collegium Pharmaceutical Inc *	13,756	244
Computer Programs and Systems Inc *	55,594	1,777
Corcept Therapeutics Inc *	24,000	571
CorVel Corp *	3,132	461
Cross Country Healthcare Inc *	61,947	1,290
Eagle Pharmaceuticals Inc/DE *	5,937	264
Emergent BioSolutions Inc *	14,100	438
Encompass Health Corp	19,928	1,117
Enovis *	67,490	3,712
Ensign Group Inc/The	4,885	359
Global Blood Therapeutics Inc *	26,955	861
Globus Medical Inc, Cl A *	14,804	831
Gossamer Bio *	29,124	244
HealthStream Inc *	31,642	687
Henry Schein Inc *	12,500	959
ICON PLC ADR *	7,886	1,709
ICU Medical Inc *	5,669	932
IDEXX Laboratories Inc *	458	161
Incyte Corp *	3,300	251
Innoviva Inc *	13,039	192
Insmed Inc *	31,452	620
Intra-Cellular Therapies Inc, Cl A *	17,297	987
Ironwood Pharmaceuticals Inc, Cl A *	57,752	666
Jazz Pharmaceuticals PLC *	8,669	1,352
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	301
Lantheus Holdings Inc *	18,701	1,235
LeMaitre Vascular Inc	3,528	161
LHC Group Inc *	6,905	1,075
Ligand Pharmaceuticals Inc *	15,446	1,378
Masimo Corp *	3,863	505
Medpace Holdings Inc *	16,437	2,460
Meridian Bioscience Inc *	15,000	456
Merit Medical Systems Inc *	3,000	163
Mettler-Toledo International Inc *	411	472
ModivCare Inc *	4,264	360
National HealthCare Corp	12,608	881
Natus Medical Inc *	37,120	1,216
Neurocrine Biosciences Inc *	15,038	1,466
NextGen Healthcare Inc *	28,641	500
Novocure Ltd *	2,480	172
Omnicell Inc *	5,763	656
Option Care Health Inc *	42,714	1,187
Orthofix Medical Inc *	19,801	466
Pacira BioSciences Inc *	44,489	2,594
Penumbra Inc *	1,427	178

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PerkinElmer Inc	12,707	$1,807
Perrigo Co PLC	39,724	1,612
Phibro Animal Health Corp, Cl A	35,360	676
Premier Inc, Cl A	95,195	3,397
Prestige Consumer Healthcare Inc, Cl A *	72,216	4,246
Puma Biotechnology Inc *	146,101	416
Repligen Corp *	1,304	212
Revance Therapeutics Inc *	61,071	844
Sensus Healthcare Inc *	148,553	1,141
Shockwave Medical Inc *	2,667	510
SIGA Technologies Inc *	45,213	524
Simulations Plus Inc	5,000	247
Supernus Pharmaceuticals Inc *	50,405	1,458
Surmodics Inc *	5,000	186
Syneos Health Inc, Cl A *	96,849	6,942
Teleflex Inc	8,291	2,038
Tenet Healthcare Corp *	7,415	390
United Therapeutics Corp *	7,055	1,663
Utah Medical Products Inc	6,164	529
Zimvie *	67,234	1,076

		90,924
Industrials — 14.9%
A O Smith Corp	4,400	241
AAON Inc	16,416	899
ABM Industries Inc	114,461	4,970
ACCO Brands Corp	1,005,961	6,569
Advanced Drainage Systems Inc	16,174	1,457
AECOM	13,579	886
Apogee Enterprises Inc	8,561	336
Applied Industrial Technologies Inc, Cl A	12,000	1,154
Argan Inc	1,663	62
Armstrong World Industries Inc	25,821	1,936
Atkore Inc *	20,431	1,696
Atlas Air Worldwide Holdings Inc *	53,933	3,328
Barrett Business Services Inc	2,700	197
Boise Cascade Co	4,228	251
Builders FirstSource Inc *	23,370	1,255
BWX Technologies Inc, Cl W	92,285	5,084
Casella Waste Systems Inc, Cl A *	5,000	363
CBIZ Inc *	2,449	98
Cintas Corp	3,186	1,190
Clean Harbors Inc *	7,022	616
CoStar Group Inc *	39,969	2,414
CRA International Inc	11,678	1,043
CSW Industrials Inc	1,824	188
Curtiss-Wright Corp	15,306	2,021
EMCOR Group Inc	19,007	1,957
Ennis Inc	34,657	701
Esab	55,808	2,442
Evoqua Water Technologies Corp *	9,047	294
Exponent Inc	30,000	2,744

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Forrester Research Inc *	9,468	$453
Franklin Covey Co *	12,085	558
FTI Consulting Inc *	10,890	1,969
Griffon Corp	40,000	1,121
GXO Logistics Inc *	86,744	3,753
Heartland Express Inc	53,253	741
Helios Technologies Inc	10,244	679
Heritage-Crystal Clean Inc *	29,302	790
Hillenbrand Inc	8,146	334
Hub Group Inc, Cl A *	12,964	920
IAA Inc *	94,008	3,081
ICF International Inc, Cl A	4,655	442
IDEX Corp	4,000	726
Insperity Inc, Cl A	5,000	499
JetBlue Airways Corp *	242,486	2,030
Kadant Inc	16,160	2,947
Kaman Corp, Cl A	60,130	1,879
KAR Auction Services Inc *	338,767	5,004
Kennametal Inc	42,705	992
Kforce Inc	10,057	617
L3Harris Technologies Inc	2,036	492
Landstar System Inc	8,600	1,251
ManTech International Corp/VA, Cl A	12,947	1,236
Marten Transport Ltd	78,638	1,323
Masonite International Corp *	28,376	2,180
Matson Inc	26,632	1,941
Matthews International Corp, Cl A	90,929	2,607
McGrath RentCorp	6,000	456
Meritor Inc *	39,622	1,439
MRC Global Inc *	124,759	1,243
MSA Safety Inc	10,698	1,295
MSC Industrial Direct Co Inc, Cl A	3,679	276
Mueller Industries Inc	8,000	426
MYR Group Inc *	22,025	1,941
National Presto Industries Inc	6,277	412
Old Dominion Freight Line Inc, Cl A	8,801	2,255
Park Aerospace Corp	4,626	59
Radiant Logistics Inc *	49,017	364
RBC Bearings Inc *	4,000	740
RCM Technologies *	5,639	114
Resources Connection Inc	97,278	1,982
Rush Enterprises Inc, Cl A	38,922	1,876
Saia Inc *	4,740	891
Schneider National Inc, Cl B	13,231	296
Science Applications International Corp	13,698	1,275
Shyft Group Inc/The	28,592	531
Simpson Manufacturing Co Inc	8,867	892
Standex International Corp	5,842	495
Tennant Co	12,618	748
Tetra Tech Inc	27,739	3,788
Textainer Group Holdings Ltd	56,064	1,537
Toro Co/The	2,800	212

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinity Industries Inc	25,657	$621
UFP Industries Inc	9,396	640
United Rentals Inc *	4,375	1,063
Veritiv Corp *	5,286	574
Werner Enterprises Inc	19,446	749
WESCO International Inc *	48,500	5,194
Westinghouse Air Brake Technologies Corp	3,600	295
XPO Logistics Inc *	65,979	3,178
Zurn Water Solutions	21,000	572

		125,386
Information Technology — 17.3%
A10 Networks Inc	136,224	1,959
ACI Worldwide Inc *	400,749	10,375
Agilysys Inc *	13,470	637
Alpha & Omega Semiconductor Ltd *	39,527	1,318
Amdocs Ltd	14,000	1,166
American Software Inc/GA, Cl A	30,440	492
Amkor Technology Inc	50,512	856
ANSYS Inc *	2,600	622
Arista Networks Inc *	9,952	933
Arlo Technologies *	41,329	259
Aspen Technology *	10,699	1,965
Avid Technology Inc *	20,509	532
Axcelis Technologies Inc *	22,971	1,260
Bel Fuse Inc, Cl B	69,642	1,084
Box Inc, Cl A *	1,778	45
Broadridge Financial Solutions Inc	1,700	242
Cadence Design Systems Inc *	12,100	1,815
Calix Inc *	43,771	1,494
Cass Information Systems Inc	9,000	304
CDK Global Inc	7,509	411
ChannelAdvisor Corp *	51,607	753
Cognyte Software Ltd *	152,964	650
CommVault Systems Inc *	26,733	1,682
Consensus Cloud Solutions Inc *	40,554	1,771
CSG Systems International Inc	37,468	2,236
CTS Corp	7,000	238
Digital Turbine Inc *	14,404	252
Diodes Inc *	15,000	969
Entegris Inc	17,353	1,599
EPAM Systems Inc *	4,414	1,301
ePlus Inc *	19,472	1,034
Euronet Worldwide Inc *	49,026	4,932
EVERTEC Inc	63,730	2,350
ExlService Holdings Inc *	24,383	3,592
F5 Inc, Cl A *	3,000	459
Fabrinet *	2,627	213
Fair Isaac Corp *	2,500	1,002
Gartner Inc *	1,518	367
Genpact Ltd	30,604	1,296
Global Payments Inc	1,009	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GoDaddy Inc, Cl A *	19,000	$1,322
Hackett Group Inc/The	37,239	706
Ichor Holdings Ltd *	16,589	431
II-VI Inc *	15,210	775
Insight Enterprises Inc *	21,641	1,867
International Money Express Inc *	1,250	26
Jack Henry & Associates Inc	6,394	1,151
Lattice Semiconductor Corp *	37,782	1,832
Littelfuse Inc	2,000	508
Lumentum Holdings Inc *	18,556	1,474
MACOM Technology Solutions Holdings Inc *	12,485	576
Manhattan Associates Inc *	10,280	1,178
MAXIMUS Inc	34,717	2,170
MicroStrategy Inc, Cl A *	726	119
Monolithic Power Systems Inc	6,335	2,433
NCR Corp *	26,596	828
NetScout Systems Inc *	55,459	1,877
NVE Corp	4,783	223
ON Semiconductor Corp *	106,610	5,364
OSI Systems Inc *	1,909	163
Palo Alto Networks Inc *	786	388
PDF Solutions Inc *	26,638	573
Perficient Inc *	12,505	1,147
Photronics Inc *	364,796	7,106
Power Integrations Inc	20,000	1,500
Progress Software Corp	5,788	262
PTC Inc *	19,109	2,032
Qualys Inc *	12,997	1,640
Radware Ltd *	15,000	325
Rambus Inc *	12,784	275
RingCentral Inc, Cl A *	773	40
ScanSource Inc *	7,085	221
Semtech Corp *	69,289	3,809
Shutterstock Inc	15,164	869
Silicon Motion Technology Corp ADR	167,131	13,989
SPS Commerce Inc *	16,563	1,873
Super Micro Computer Inc *	191,900	7,743
Synopsys Inc *	5,999	1,822
Teledyne Technologies Inc *	14,500	5,439
Tenable Holdings Inc *	29,500	1,340
Teradyne Inc	11,312	1,013
Trade Desk Inc/The, Cl A *	18,960	794
TTEC Holdings Inc	20,845	1,415
Tyler Technologies Inc *	4,508	1,499
Unisys Corp *	22,186	267
Verint Systems Inc *	112,718	4,774
Vishay Precision Group Inc *	10,000	291
Wix.com Ltd *	11,682	766
WNS Holdings Ltd ADR *	26,370	1,968

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zuora Inc, Cl A *	50,314	$450

		145,230
Materials — 6.4%
Alamos Gold Inc, Cl A	41,157	289
Albemarle Corp	4,500	940
Alpha Metallurgical Resources	10,083	1,302
Ashland Global Holdings Inc	55,852	5,756
Avery Dennison Corp	2,472	400
Axalta Coating Systems Ltd *	212,370	4,696
Balchem Corp	14,444	1,874
Century Aluminum Co *	164,270	1,211
Chase	3,821	297
Commercial Metals Co, Cl A	248,063	8,211
Crown Holdings Inc	4,800	442
FMC Corp	63,800	6,827
Fortitude Gold Corp	40,846	245
Hawkins Inc	12,136	437
Ingevity Corp *	36,000	2,273
Louisiana-Pacific Corp	10,000	524
LSB Industries Inc *	32,891	456
Materion Corp	13,906	1,025
NewMarket Corp	1,208	364
Novagold Resources Inc *	94,000	452
Packaging Corp of America	2,600	358
Ramaco Resources Inc	93,658	1,232
Royal Gold Inc, Cl A	8,757	935
Ryerson Holding Corp	5,031	107
Silgan Holdings Inc	257,609	10,652
Stepan Co	9,000	912
TriMas Corp	23,190	642
UFP Technologies *	4,600	366
Warrior Met Coal Inc	23,781	728

		53,953
Real Estate — 6.2%
Alexander & Baldwin Inc ‡	77,608	1,393
Alexander's Inc ‡	2,361	525
American Assets Trust Inc ‡	18,494	549
Armada Hoffler Properties Inc ‡	126,524	1,625
BRT Apartments Corp ‡	46,507	999
Camden Property Trust ‡	13,101	1,762
CatchMark Timber Trust Inc, Cl A ‡	57,034	574
Centerspace ‡	15,417	1,257
City Office Inc ‡	17,779	230
Community Healthcare Trust Inc ‡	384	14
EastGroup Properties Inc ‡	14,800	2,284
Equity Commonwealth *‡	36,970	1,018
Equity LifeStyle Properties Inc ‡	20,564	1,449
FRP Holdings Inc *	4,575	276
Gaming and Leisure Properties Inc ‡	167,435	7,679
Getty Realty Corp ‡	28,351	751
Gladstone Commercial Corp ‡	33,797	637

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howard Hughes Corp/The *‡	51,451	$3,501
Independence Realty Trust ‡	113,415	2,351
Invitation Homes Inc ‡	32,569	1,159
Kennedy-Wilson Holdings Inc ‡	19,070	361
Kite Realty Group Trust ‡	34,895	603
Life Storage Inc ‡	4,650	519
Marcus & Millichap Inc ‡	36,000	1,332
Medical Properties Trust Inc ‡	398,546	6,086
National Storage Affiliates Trust ‡	10,689	535
Newmark Group Inc, Cl A ‡	450,766	4,359
NexPoint Residential Trust Inc ‡	14,199	888
Outfront Media Inc ‡	79,456	1,347
PS Business Parks Inc ‡	6,125	1,146
RMR Group Inc/The, Cl A ‡	23,159	657
Ryman Hospitality Properties Inc *‡	13,228	1,006
Saul Centers Inc ‡	11,295	532
Sun Communities Inc ‡	1,653	263
Terreno Realty Corp ‡	15,348	855
Universal Health Realty Income Trust ‡	12,222	650
Ventas Inc ‡	7,436	382

		51,554
Utilities — 2.3%
ALLETE Inc	14,700	864
Artesian Resources Corp, Cl A	30,081	1,479
Brookfield Infrastructure, Cl A	12,000	510
Chesapeake Utilities Corp	6,037	782
Hawaiian Electric Industries Inc	21,153	865
IDACORP Inc, Cl A	10,909	1,156
MGE Energy Inc	21,134	1,645
Middlesex Water Co	22,660	1,987
NiSource Inc	15,000	442
Northwest Natural Holding Co	36,396	1,933
NorthWestern Corp	5,270	311
Otter Tail Corp	29,000	1,947
Portland General Electric Co	43,378	2,096
Spire Inc	16,000	1,190
UGI Corp	6,450	249
Unitil Corp	20,406	1,198
York Water Co/The	9,081	367

		19,021
Total Common Stock
(Cost $543,970) ($ Thousands)		822,078

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
1.330% **†(B)	566,905	$574

Total Affiliated Partnership
(Cost $566) ($ Thousands)		574

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	14,767,940	14,768

Total Cash Equivalent
(Cost $14,768) ($ Thousands)		14,768

Total Investments in Securities — 100.1%
(Cost $559,304) ($ Thousands)		$837,420

Percentages are based on Net Assets of $836,864 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $200 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $574 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	822,078	–	–	822,078
Affiliated Partnership	–	574	–	574
Cash Equivalent	14,768	–	–	14,768
Total Investments in Securities	836,846	574	–	837,420

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,126	$43,960	$(51,512)	$—	$—	$574	566,905	$12	$—
SEI Daily Income Trust, Government Fund, Cl F	14,569	112,293	(112,094)	—	—	14,768	14,767,940	19	—
Totals	$22,695	$156,253	$(163,606)	$—	$—	$15,342		$31	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 1.8%
Fox Corp, Cl A	2,180	$70
Liberty Media Corp-Liberty SiriusXM *	4,521	163
News Corp, Cl A	7,561	118
News Corp, Cl B	7,090	113
Nexstar Media Group Inc, Cl A	2,010	327
Pinterest Inc, Cl A *	5,895	107
Roku Inc, Cl A *	1,013	83
Take-Two Interactive Software Inc, Cl A *	469	58
Twitter Inc *	4,359	163

		1,202
Consumer Discretionary — 9.4%
Advance Auto Parts Inc	754	130
AutoNation Inc *	3,049	341
AutoZone Inc *	234	503
BorgWarner Inc	5,866	196
Boyd Gaming Corp	3,304	164
Caesars Entertainment Inc *	2,030	78
Capri Holdings Ltd *	2,270	93
Carter's Inc	3,650	257
Chipotle Mexican Grill Inc, Cl A *	114	149
Columbia Sportswear Co	4,493	321
Dollar Tree Inc *	1,848	288
DoorDash Inc, Cl A *	1,370	88
DR Horton Inc	1,356	90
eBay Inc	2,350	98
Expedia Group Inc *	1,170	111
Harley-Davidson Inc, Cl A	7,606	241
Hasbro Inc	2,567	210
Lennar Corp, Cl A	3,420	241
Lennar Corp, Cl B	1,585	93
LKQ Corp	5,866	288
Lululemon Athletica Inc *	491	134
Macy's Inc	3,680	68
Mattel Inc *	4,780	107
NVR Inc *	99	396
Pool Corp	277	97
Six Flags Entertainment Corp *	3,120	68
Tapestry Inc	6,897	210
Toll Brothers Inc	11,640	519
Tractor Supply Co	844	164
Travel + Leisure Co	2,800	109
Ulta Beauty Inc *	217	84
Wendy's Co/The	3,940	74
Williams-Sonoma Inc	881	98
Yum! Brands Inc	2,825	321

		6,429
Consumer Staples — 4.7%
Archer-Daniels-Midland Co	1,290	100
Brown-Forman Corp, Cl A	1,040	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brown-Forman Corp, Cl B	2,060	$145
Casey's General Stores Inc	938	174
Constellation Brands Inc, Cl A	1,018	237
Coty Inc, Cl A *	23,710	190
Darling Ingredients Inc *	4,417	264
Hain Celestial Group Inc/The *	3,367	80
Hershey Co/The	1,341	289
Ingredion Inc	3,973	350
Kellogg Co	2,033	145
Kroger Co/The	4,100	194
Lamb Weston Holdings Inc	3,167	226
Olaplex Holdings Inc *	8,690	123
Performance Food Group Co *	1,290	59
TreeHouse Foods Inc *	6,915	289
Tyson Foods Inc, Cl A	3,242	279

		3,214
Energy — 7.3%
Antero Midstream Corp	24,150	218
Baker Hughes Co, Cl A	2,452	71
ChampionX Corp	7,990	159
Coterra Energy Inc	12,712	328
Diamondback Energy Inc, Cl A	1,651	200
DT Midstream Inc	9,195	451
Halliburton Co	4,907	154
Hess Corp	1,782	189
HF Sinclair Corp	8,815	398
Marathon Petroleum Corp	2,865	235
ONEOK Inc	4,375	243
PDC Energy Inc, Cl A	2,630	162
Phillips 66	4,385	359
Pioneer Natural Resources Co	2,881	643
Targa Resources Corp	7,616	454
Valero Energy Corp	3,902	415
Williams Cos Inc/The	8,812	275

		4,954
Financials — 14.6%
Affiliated Managers Group Inc	2,938	343
Allstate Corp/The	560	71
American International Group Inc	4,847	248
Ameriprise Financial Inc	1,344	320
Arch Capital Group Ltd *	16,868	767
Assurant Inc	450	78
Axis Capital Holdings Ltd	1,750	100
Bank OZK	2,020	76
CBOE Global Markets Inc	2,474	280
Chimera Investment Corp ‡	18,240	161
CNA Financial Corp	1,490	67
Comerica Inc	1,084	80
Cullen/Frost Bankers Inc	1,350	157
Everest Re Group Ltd	2,185	612
Fidelity National Financial Inc	10,832	400

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First American Financial Corp	2,817	$149
First Republic Bank/CA	1,145	165
Globe Life Inc	787	77
Hartford Financial Services Group Inc/The	1,899	124
Interactive Brokers Group Inc, Cl A	4,624	254
Janus Henderson Group PLC	7,122	167
Lazard Ltd, Cl A	3,572	116
Lincoln National Corp	2,034	95
Loews Corp	1,340	79
MGIC Investment Corp	12,590	159
Nasdaq Inc, Cl A	462	71
New York Community Bancorp Inc	11,935	109
Old Republic International Corp	7,038	157
OneMain Holdings Inc, Cl A	4,835	181
PacWest Bancorp	11,953	319
Pinnacle Financial Partners Inc	2,160	156
Popular Inc	2,256	174
Primerica Inc	977	117
Progressive Corp/The	3,005	349
Prosperity Bancshares Inc	2,904	198
Raymond James Financial Inc	952	85
Regions Financial Corp	3,604	68
Reinsurance Group of America Inc, Cl A	3,541	415
RenaissanceRe Holdings Ltd	905	141
Rocket Cos Inc, Cl A (A)	10,040	74
Signature Bank/New York NY, Cl B	1,736	311
SLM Corp	21,515	343
Stifel Financial Corp	8,358	468
Synchrony Financial	2,000	55
T Rowe Price Group Inc	986	112
Umpqua Holdings Corp	4,080	68
Virtu Financial Inc, Cl A	11,575	271
W R Berkley Corp	2,062	141
Webster Financial Corp	1,505	63
Western Alliance Bancorp	4,584	324

		9,915
Health Care — 10.2%
Agilent Technologies Inc	4,116	489
agilon health Inc *	6,400	140
AmerisourceBergen Corp, Cl A	2,085	295
Avantor Inc *	2,186	68
Azenta Inc	1,110	80
Biogen Inc *	270	55
Bio-Techne Corp	292	101
Centene Corp *	5,923	501
Charles River Laboratories International Inc *	636	136
Chemed Corp	765	359
Encompass Health Corp	5,858	328
Envista Holdings Corp *	5,310	205
Hologic Inc *	6,065	420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEXX Laboratories Inc *	890	$312
IQVIA Holdings Inc *	1,778	386
Jazz Pharmaceuticals PLC *	504	79
Laboratory Corp of America Holdings	2,080	487
McKesson Corp	708	231
Mettler-Toledo International Inc *	241	277
Organon & Co	4,650	157
Premier Inc, Cl A	3,020	108
Quest Diagnostics Inc	1,165	155
QuidelOrtho Corp *	770	75
Repligen Corp *	1,335	217
Royalty Pharma PLC, Cl A	7,173	301
Signify Health Inc, Cl A *	7,810	108
Teladoc Health Inc *	1,765	59
Veeva Systems Inc, Cl A *	1,429	283
Waters Corp *	1,013	335
Zimmer Biomet Holdings Inc	1,699	178

		6,925
Industrials — 11.6%
A O Smith Corp	4,320	236
AerCap Holdings NV *	3,592	147
Allegion plc	2,188	214
AMETEK Inc	967	106
Booz Allen Hamilton Holding Corp, Cl A	2,692	243
Carlisle Cos Inc	882	211
Clean Harbors Inc *	5,651	496
Copa Holdings SA, Cl A *	1,280	81
Delta Air Lines Inc, Cl A *	2,600	75
Dover Corp	3,233	392
Expeditors International of Washington Inc	1,220	119
Fastenal Co, Cl A	3,047	152
Fortune Brands Home & Security Inc	2,451	147
GXO Logistics Inc *	1,140	49
HEICO Corp, Cl A	1,150	121
Hexcel Corp, Cl A	3,561	186
Huntington Ingalls Industries Inc, Cl A	518	113
Knight-Swift Transportation Holdings Inc, Cl A	2,826	131
Landstar System Inc	1,408	205
Leidos Holdings Inc	1,698	171
ManpowerGroup Inc	2,459	188
Masco Corp	1,242	63
Old Dominion Freight Line Inc, Cl A	1,480	379
Otis Worldwide Corp	8,435	596
Owens Corning	879	65
Parker-Hannifin Corp, Cl A	1,737	427
Regal Rexnord Corp	3,186	362
Republic Services Inc	1,024	134
Robert Half International Inc	3,713	278
Rockwell Automation Inc	615	123
Ryder System Inc	3,630	258

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schneider National Inc, Cl B	5,190	$116
Snap-on Inc	1,067	210
Sunrun Inc *	2,740	64
Tetra Tech Inc	1,350	184
Textron Inc	1,270	78
Trane Technologies PLC	853	111
Univar Solutions Inc *	4,440	111
Watsco Inc	523	125
Westinghouse Air Brake Technologies Corp	2,574	211
WW Grainger Inc	470	214

		7,892
Information Technology — 16.1%
Akamai Technologies Inc *	2,730	249
Amdocs Ltd	3,196	266
Amphenol Corp, Cl A	935	60
Arrow Electronics Inc, Cl A *	2,505	281
Avalara Inc *	1,000	71
Avnet Inc	9,915	425
Bill.com Holdings Inc *	1,824	201
Cadence Design Systems Inc *	2,175	326
CDW Corp/DE	2,098	331
Cirrus Logic Inc *	1,400	102
Cloudflare Inc, Cl A *	3,537	155
Corning Inc, Cl B	2,320	73
Crowdstrike Holdings Inc, Cl A *	3,170	534
Datadog Inc, Cl A *	2,505	239
DocuSign Inc, Cl A *	1,917	110
Dynatrace Inc *	4,923	194
Enphase Energy Inc *	1,232	241
Euronet Worldwide Inc *	532	54
F5 Inc, Cl A *	1,262	193
Fair Isaac Corp *	213	85
FleetCor Technologies Inc *	817	172
Fortinet Inc *	950	54
Global Payments Inc	2,207	244
HP Inc	7,301	239
HubSpot Inc *	487	146
Jabil Inc	11,573	593
Keysight Technologies Inc *	913	126
Lattice Semiconductor Corp *	4,640	225
Mandiant Inc *	3,680	80
Manhattan Associates Inc *	2,295	263
Marvell Technology Inc	2,675	116
Microchip Technology Inc	1,916	111
MongoDB Inc, Cl A *	259	67
Monolithic Power Systems Inc	420	161
Motorola Solutions Inc	3,023	634
Okta Inc, Cl A *	1,897	171
ON Semiconductor Corp *	1,537	77
Palantir Technologies Inc, Cl A *	13,227	120
Palo Alto Networks Inc *	516	255

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paychex Inc	2,950	$336
Paycom Software Inc *	400	112
PTC Inc *	1,605	171
Qorvo Inc *	2,760	260
Rackspace Technology Inc *	15,348	110
Skyworks Solutions Inc	3,509	325
Smartsheet Inc, Cl A *	2,286	72
Splunk Inc *	650	58
SS&C Technologies Holdings Inc	4,110	239
StoneCo Ltd, Cl A *	8,750	67
Synopsys Inc *	744	226
TD SYNNEX Corp	1,490	136
Trade Desk Inc/The, Cl A *	3,140	132
Twilio Inc, Cl A *	780	65
Unity Software Inc *	2,036	75
Universal Display Corp	1,569	159
VeriSign Inc *	462	77
Vontier Corp	7,219	166
Western Digital Corp *	1,126	50
Zebra Technologies Corp, Cl A *	248	73

		10,953
Materials — 6.3%
Amcor PLC	12,451	155
Ashland Global Holdings Inc	2,340	241
Axalta Coating Systems Ltd *	8,917	197
Berry Global Group Inc *	4,410	241
Chemours Co/The	4,209	135
Cleveland-Cliffs Inc *	3,710	57
Eagle Materials Inc	2,380	262
FMC Corp	2,898	310
Huntsman Corp	7,116	202
International Paper Co	6,230	261
Livent Corp *	11,003	250
LyondellBasell Industries NV, Cl A	2,397	210
NewMarket Corp	423	127
Nucor Corp	1,030	108
Olin Corp	3,164	146
Packaging Corp of America	1,420	195
PPG Industries Inc	650	74
Reliance Steel & Aluminum Co	1,936	329
Scotts Miracle-Gro Co/The, Cl A	1,143	90
Silgan Holdings Inc	6,778	280
Steel Dynamics Inc	775	51
Valvoline Inc	4,985	144
Westrock Co	6,160	245

		4,310
Real Estate — 8.0%
Alexandria Real Estate Equities Inc ‡	1,668	242
Apartment Income Corp ‡	4,460	185
AvalonBay Communities Inc ‡	294	57
Boston Properties Inc ‡	1,468	130

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CBRE Group Inc, Cl A *	5,280	$389
Cousins Properties Inc ‡	2,120	62
Digital Realty Trust Inc, Cl A ‡	1,062	138
Douglas Emmett Inc ‡	3,500	78
EPR Properties, Cl A ‡	4,380	205
Essex Property Trust Inc ‡	1,071	280
Extra Space Storage Inc ‡	856	146
First Industrial Realty Trust Inc ‡	1,980	94
Gaming and Leisure Properties Inc ‡	6,450	296
Healthpeak Properties Inc ‡	3,829	99
Highwoods Properties Inc ‡	2,949	101
Host Hotels & Resorts Inc ‡	7,758	122
Invitation Homes Inc ‡	2,405	85
Jones Lang LaSalle Inc *‡	1,550	271
Kilroy Realty Corp ‡	1,180	62
Lamar Advertising Co, Cl A ‡	760	67
Mid-America Apartment Communities Inc ‡	536	94
National Retail Properties Inc ‡	10,541	453
Omega Healthcare Investors Inc ‡	4,425	125
SBA Communications Corp, Cl A ‡	800	256
Simon Property Group Inc ‡	1,993	189
SL Green Realty Corp ‡	1,060	49
Spirit Realty Capital Inc ‡	2,825	107
STORE Capital Corp ‡	11,990	313
Ventas Inc ‡	4,763	245
VICI Properties Inc ‡	6,145	183
Welltower Inc ‡	2,687	221
Weyerhaeuser Co ‡	2,540	84

		5,428
Utilities — 6.6%
Brookfield Renewable Corp, Cl A	5,480	195
CenterPoint Energy Inc	11,783	348
CMS Energy Corp	850	57
Consolidated Edison Inc	810	77
DTE Energy Co	1,949	247
Entergy Corp	3,983	449
Evergy Inc	5,853	382
Eversource Energy	1,820	154
FirstEnergy Corp	5,373	206
Hawaiian Electric Industries Inc	4,330	177
IDACORP Inc, Cl A	1,502	159
National Fuel Gas Co	4,615	305
NiSource Inc	14,219	419
NRG Energy Inc	7,930	303
PPL Corp	10,580	287
UGI Corp	4,683	181
WEC Energy Group Inc	3,555	358
Xcel Energy Inc	2,510	178

		4,482

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $71,676) ($ Thousands)		$65,704

EXCHANGE TRADED FUND — 0.2%

iShares Russell Mid-Cap Value ETF	1,573	160

Total Exchange Traded Fund
(Cost $168) ($ Thousands)		160

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
1.330% **†(B)	75,461	76

Total Affiliated Partnership
(Cost $76) ($ Thousands)		76

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	2,177,294	2,177

Total Cash Equivalent
(Cost $2,177) ($ Thousands)		2,177

Total Investments in Securities — 100.1%
(Cost $74,097) ($ Thousands)		$68,117

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Mid-Cap Fund (Concluded)

A list of open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	14	Sep-2022	$3,199	$3,175	$(24)

Percentages are based on Net Assets of $68,030 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $74 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $76 ($ Thousands).

Cl — Class
ETF — Exchange-Traded Fund
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	65,704	–	–	65,704
Exchange Traded Fund	160	–	–	160
Affiliated Partnership	–	76	–	76
Cash Equivalent	2,177	–	–	2,177
Total Investments in Securities	68,041	76	–	68,117

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(24)	–	–	(24)
Total Other Financial Instruments	(24)	–	–	(24)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$312	$(236)	$—	$—	$76	75,461	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	1,223	42,662	(41,708)	—	—	2,177	2,177,294	3	—
Totals	$1,223	$42,974	$(41,944)	$—	$—	$2,253		$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 7.0%
Alphabet Inc, Cl A *	752	$1,639
Alphabet Inc, Cl C *	863	1,888
AT&T Inc	297,600	6,238
Comcast Corp, Cl A	153,928	6,040
EchoStar Corp, Cl A *	9,048	175
Electronic Arts Inc	11,567	1,407
Fox Corp, Cl A	146,812	4,721
Fox Corp, Cl B	48,246	1,433
IMAX Corp *	9,477	160
Interpublic Group of Cos Inc/The	12,705	350
Omnicom Group Inc	145,506	9,255
Scholastic Corp, Cl B	7,232	260
SK Telecom Co Ltd ADR	84,213	1,880
United States Cellular Corp *	630	18
Verizon Communications Inc	440,474	22,354
Warner Bros Discovery *	71,994	966
World Wrestling Entertainment Inc, Cl A	41,882	2,617

		61,401
Consumer Discretionary — 7.0%
Arko Corp	11,545	94
AutoZone Inc *	3,356	7,212
Canadian Tire Corp Ltd, Cl A	23,000	2,896
DR Horton Inc	26,000	1,721
eBay Inc	89,599	3,734
Gentex Corp	37,401	1,046
Grand Canyon Education Inc *	10,924	1,029
H&R Block Inc	150,165	5,304
Honda Motor Co Ltd ADR	145,242	3,508
Marriott International Inc/MD, Cl A	10,160	1,382
Mattel Inc *	1,245	28
Murphy USA Inc	23,400	5,449
ONE Group Hospitality *	9,833	72
Service Corp International/US	101,445	7,012
Standard Motor Products Inc	1,702	77
Sturm Ruger & Co Inc	61,800	3,933
Target Corp, Cl A	66,700	9,420
Toyota Motor Corp ADR (A)	33,700	5,195
Vail Resorts Inc	8,727	1,903

		61,015
Consumer Staples — 16.8%
Altria Group Inc	157,170	6,565
Andersons Inc/The	8,466	279
Archer-Daniels-Midland Co	64,900	5,036
Bunge Ltd	13,231	1,200
Calavo Growers Inc	1,459	61
Cal-Maine Foods Inc	8,037	397
Campbell Soup Co	51,175	2,459
Church & Dwight Co Inc	38,343	3,553
Clorox Co/The	18,273	2,576

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Co/The	67,603	$4,253
Coca-Cola Consolidated Inc	546	308
Colgate-Palmolive Co	64,470	5,167
Conagra Brands Inc	264,317	9,050
Costco Wholesale Corp	5,933	2,844
Duckhorn Portfolio *	9,557	201
Energizer Holdings Inc	1,730	49
Flowers Foods Inc	130,308	3,430
Fresh Del Monte Produce Inc	11,311	334
General Mills Inc	179,186	13,520
Hershey Co/The	3,472	747
Hormel Foods Corp	69,899	3,310
Hostess Brands Inc, Cl A *	20,093	426
Ingles Markets Inc, Cl A	1,106	96
Inter Parfums Inc	192	14
J & J Snack Foods Corp	2,905	406
J M Smucker Co/The	89,816	11,497
John B Sanfilippo & Son	6,116	443
Kellogg Co	111,011	7,920
Keurig Dr Pepper Inc	55,225	1,954
Kimberly-Clark Corp	7,760	1,049
Kraft Heinz Co/The	219,400	8,368
Kroger Co/The	361,927	17,130
MGP Ingredients Inc	212	21
Mondelez International Inc, Cl A	36,356	2,257
Natural Grocers by Vitamin Cottage Inc	4,622	74
Nu Skin Enterprises Inc, Cl A	7,977	345
PepsiCo Inc	7,766	1,294
Pilgrim's Pride Corp *	58,131	1,816
PriceSmart Inc	5,384	386
Procter & Gamble Co/The	30,554	4,393
Reynolds Consumer Products Inc	14,706	401
Seaboard Corp	64	249
Simply Good Foods Co/The *	9,161	346
SpartanNash Co	10,003	302
Tootsie Roll Industries Inc	8,692	307
Turning Point Brands Inc	10,972	298
Tyson Foods Inc, Cl A	149,761	12,889
Universal Corp/VA	7,525	455
USANA Health Sciences Inc *	5,780	418
Utz Brands Inc	21,335	295
Vector Group Ltd	29,933	314
Village Super Market Inc, Cl A	10,265	234
WD-40 Co	1,798	362
Weis Markets Inc	62,800	4,681
Whole Earth Brands Inc *	39,627	246

		147,025
Energy — 2.8%
Arch Resources Inc	162	23
California Resources	3,981	153
Cheniere Energy Inc	6,974	928

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chevron Corp	49,000	$7,094
DT Midstream Inc	23,349	1,145
EOG Resources Inc	10,276	1,135
Exxon Mobil Corp	95,432	8,173
Frontline Ltd *(A)	19,392	172
HighPeak Energy (A)	7,093	182
Kinder Morgan Inc	317,300	5,318
Marathon Oil Corp	18,872	424
SFL Corp Ltd	8,928	84

		24,831
Financials — 10.5%
Aflac Inc	221,967	12,282
Alerus Financial Corp	3,428	82
Allstate Corp/The	115,300	14,612
Amalgamated Financial Corp	7,140	141
Amerant Bancorp Inc, Cl A	2,854	80
American Financial Group Inc/OH	14,800	2,054
Annaly Capital Management Inc ‡	253,100	1,496
Argo Group International Holdings Ltd	6,087	224
Axis Capital Holdings Ltd	22,074	1,260
BancFirst Corp	2,417	231
Bank of New York Mellon Corp/The	198,000	8,259
Berkshire Hathaway Inc, Cl B *	34,709	9,476
Blue Ridge Bankshares	15,967	245
Business First Bancshares Inc	657	14
Byline Bancorp Inc	6,272	149
Canadian Imperial Bank of Commerce	58,600	2,840
Cboe Global Markets Inc	23,418	2,651
Chimera Investment Corp ‡	17,342	153
City Holding Co	189	15
Columbia Financial Inc *	24,102	526
Community Bank System Inc	5,489	347
CVB Financial Corp	9,968	247
Donegal Group Inc, Cl A	12,750	217
Eastern Bankshares Inc	18,921	349
Employers Holdings Inc	9,056	379
Equity Bancshares Inc, Cl A	5,115	149
Everest Re Group Ltd	12,673	3,552
Farmers National Banc Corp	8,060	121
First Bancshares Inc/The	5,563	159
First Financial Bankshares Inc, Cl A	3,640	143
First Financial Corp/IN	6,284	280
Greenlight Capital Re Ltd, Cl A *	22,757	176
Hanover Insurance Group Inc/The, Cl A	37,244	5,447
HarborOne Bancorp Inc	7,453	103
Hartford Financial Services Group Inc/The	69,100	4,521
Independent Bank Corp/MI	1,017	20
Intercontinental Exchange Inc	21,332	2,006
Invesco Mortgage Capital ‡	3,763	55
Loblaw Cos Ltd	61,600	5,544
Marsh & McLennan Cos Inc	20,801	3,229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Midland States Bancorp Inc	5,574	$134
Morningstar Inc, Cl A	7,938	1,920
National Bank Holdings Corp, Cl A	6,100	234
NI Holdings Inc *	1,671	28
OceanFirst Financial Corp	2,130	41
PCSB Financial Corp	10,218	195
Ready Capital Corp ‡	7,755	93
Redwood Trust Inc ‡	4,784	37
Safety Insurance Group Inc	3,396	330
Stewart Information Services Corp	3,874	193
TPG RE Finance Trust Inc ‡	3,486	31
Univest Financial Corp	7,325	186
Virtu Financial Inc, Cl A	133,075	3,115
Zions Bancorp NA	27,787	1,414

		91,785
Health Care — 19.0%
Abbott Laboratories	6,401	696
AbbVie Inc	96,087	14,717
AdaptHealth Corp, Cl A *	4,881	88
Agilent Technologies Inc	2,829	336
Alkermes PLC *	9,117	272
Alpine Immune Sciences *	18,254	155
Amgen Inc, Cl A	42,500	10,340
Anika Therapeutics Inc *	7,152	160
Becton Dickinson and Co	2,810	693
Biogen Inc *	6,089	1,242
Bio-Rad Laboratories Inc, Cl A *	283	140
Bio-Techne Corp	1,894	657
Bristol-Myers Squibb Co	175,120	13,484
Catalyst Pharmaceuticals Inc *	27,992	196
Cigna Corp	138	36
Computer Programs and Systems Inc *	1,830	59
CONMED Corp	377	36
CVS Health Corp	112,526	10,426
Danaher Corp, Cl A	8,579	2,175
Eagle Pharmaceuticals Inc/DE *	7,233	321
Exelixis Inc *	50,754	1,057
Gilead Sciences Inc	242,628	14,997
HealthStream Inc *	8,625	187
Henry Schein Inc *	2,487	191
Horizon Therapeutics PLC *	12,239	976
iRadimed Corp *	8,227	279
Ironwood Pharmaceuticals Inc, Cl A *	22,391	258
iTeos Therapeutics Inc *	8,549	176
Johnson & Johnson	98,799	17,538
Masimo Corp *	6,331	827
McKesson Corp	29,000	9,460
Merck & Co Inc	287,345	26,197
Mesa Laboratories Inc	902	184
Mettler-Toledo International Inc *	759	872
Organon & Co	24,839	838

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orthofix Medical Inc *	1,216	$29
Pacira BioSciences Inc *	4,236	247
Patterson Cos Inc	8,521	258
PerkinElmer Inc	1,810	257
Pfizer Inc	355,081	18,617
Premier Inc, Cl A	108,939	3,887
Prestige Consumer Healthcare Inc, Cl A *	2,817	166
QIAGEN NV *	2,001	95
Quest Diagnostics Inc	27,500	3,657
SIGA Technologies Inc	15,731	182
Thermo Fisher Scientific Inc	2,189	1,189
United Therapeutics Corp *	8,267	1,948
Viatris Inc, Cl W *	288,975	3,026
West Pharmaceutical Services Inc	6,361	1,923

		165,747
Industrials — 9.7%
3M Co	26,093	3,377
Allison Transmission Holdings Inc	141,695	5,448
AMERCO	3,441	1,646
Barrett Business Services Inc	480	35
Booz Allen Hamilton Holding Corp, Cl A	12,611	1,139
Brink's Co/The	2,465	150
BWX Technologies Inc, Cl W	11,091	611
CBIZ Inc *	10,710	428
CH Robinson Worldwide Inc	35,240	3,572
Cummins Inc	31,600	6,115
Ennis Inc	15,604	316
Expeditors International of Washington Inc	35,723	3,482
Exponent Inc	525	48
Franklin Covey Co *	2,173	100
FTI Consulting Inc *	20,463	3,701
General Dynamics Corp	19,155	4,238
Heidrick & Struggles International Inc	7,375	239
Huntington Ingalls Industries Inc, Cl A	7,736	1,685
Kforce Inc	3,627	222
L3Harris Technologies Inc	16,800	4,061
Landstar System Inc	6,957	1,012
Lockheed Martin Corp	16,197	6,964
ManpowerGroup Inc	15,472	1,182
National Presto Industries	5,194	341
Northrop Grumman Corp	29,664	14,196
Otis Worldwide Corp	12,518	885
Republic Services Inc	13,900	1,819
Resources Connection Inc	12,486	254
Robert Half International Inc	26,373	1,975
Schneider National Inc, Cl B	152,118	3,404
Snap-on Inc	20,400	4,019
Steelcase Inc, Cl A	12,706	136
Toro Co/The	11,834	897
Vectrus Inc *	5,831	195
Waste Management Inc	18,300	2,800

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Werner Enterprises Inc	101,288	$3,904

		84,596
Information Technology — 15.5%
A10 Networks Inc	19,606	282
Adobe Inc *	140	51
Amdocs Ltd	249,212	20,762
Arrow Electronics Inc, Cl A *	26,900	3,015
Autodesk Inc, Cl A *	2,918	502
Automatic Data Processing Inc	9,291	1,952
Aviat Networks Inc *	5,439	136
Avnet Inc	84,000	3,602
Box Inc, Cl A *	2,482	62
Broadridge Financial Solutions Inc	11,505	1,640
Cadence Design Systems Inc *	11,240	1,686
Canon Inc ADR (A)	130,800	2,970
Cisco Systems Inc/Delaware	256,100	10,920
CommVault Systems Inc *	1,657	104
Consensus Cloud Solutions Inc *	11,533	504
CSG Systems International Inc	3,958	236
GoDaddy Inc, Cl A *	15,666	1,090
Guidewire Software Inc, Cl Z *	6,158	437
Hackett Group Inc/The	9,794	186
Hewlett Packard Enterprise Co	418,100	5,544
Intel Corp	341,162	12,763
InterDigital Inc	6,798	413
International Business Machines Corp	102,708	14,502
Intuit Inc	3,151	1,215
Jack Henry & Associates Inc	1,684	303
Knowles Corp *	146,500	2,539
Microsoft Corp	6,927	1,779
NetApp Inc	6,942	453
Open Text Corp	57,000	2,151
Oracle Corp, Cl B	289,628	20,236
OSI Systems Inc *	5,696	487
Progress Software Corp	8,096	367
QUALCOMM Inc	5,591	714
Seagate Technology Holdings PLC	106,500	7,608
SPS Commerce Inc *	1,105	125
SS&C Technologies Holdings Inc	52,727	3,062
Synopsys Inc *	6,460	1,962
Western Union Co/The	497,500	8,194
Xperi Holding Corp	1,825	26

		134,580
Materials — 2.9%
Balchem Corp	1,406	182
Berry Global Group Inc *	56,453	3,085
International Paper Co	65,600	2,744
NewMarket Corp	17,959	5,405
Packaging Corp of America	32,800	4,510
Sealed Air Corp	43,200	2,494
Silgan Holdings Inc	155,186	6,417

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UFP Technologies *	4,351	$346
Valvoline Inc	1,162	33

		25,216
Real Estate — 2.0%
Acadia Realty Trust ‡	7,013	110
Agree Realty Corp ‡	3,126	225
Alexander & Baldwin Inc ‡	1,724	31
Brandywine Realty Trust ‡	248,750	2,398
Broadstone Net Lease, Cl A ‡	15,122	310
BRT Apartments Corp ‡	12,197	262
City Office Inc ‡	11,287	146
Easterly Government Properties Inc, Cl A ‡	5,111	97
Extra Space Storage Inc ‡	2,448	416
Iron Mountain Inc ‡	146,700	7,143
Jones Lang LaSalle Inc *‡	8,062	1,410
National Storage Affiliates Trust ‡	4,292	215
Orion Office Inc ‡	8,717	96
Postal Realty Trust, Cl A ‡	29,590	441
Public Storage ‡	12,462	3,897
Retail Opportunity Investments Corp ‡	8,322	131
RMR Group Inc/The, Cl A ‡	9,071	257
RPT Realty ‡	8,047	79
SITE Centers Corp ‡	7,573	102

		17,766
Utilities — 5.1%
American States Water Co	6,028	491
Artesian Resources Corp, Cl A	5,040	248
Avista Corp	4,419	192
Black Hills Corp, Cl A	4,881	355
Chesapeake Utilities Corp	3,721	482
Consolidated Edison Inc	9,926	944
Constellation Energy	20,333	1,164
DTE Energy Co	29,400	3,727
Entergy Corp	29,700	3,345
Evergy Inc	188,200	12,280

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	61,000	$2,765
Hawaiian Electric Industries Inc	33,015	1,350
MGE Energy Inc	1,980	154
National Fuel Gas Co	116,469	7,693
New Jersey Resources Corp	336	15
Northwest Natural Holding Co	4,426	235
NorthWestern Corp	2,224	131
Portland General Electric Co	163,200	7,888
Pure Cycle Corp *	7,590	80
SJW Group	3,675	229
Spire	4,893	364
Unitil Corp	5,006	294

		44,426
Total Common Stock
(Cost $696,474) ($ Thousands)		858,388

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
1.330% **†(B)	3,606,560	3,606

Total Affiliated Partnership
(Cost $3,607) ($ Thousands)		3,606

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	12,464,023	12,464

Total Cash Equivalent
(Cost $12,464) ($ Thousands)		12,464

Total Investments in Securities — 100.1%
(Cost $712,545) ($ Thousands)		$874,458

A list of open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	24	Sep-2022	$4,628	$4,548	$(80)

Percentages are based on Net Assets of $873,276 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $3,395 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $3,606 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	858,388	–	–	858,388
Affiliated Partnership	–	3,606	–	3,606
Cash Equivalent	12,464	–	–	12,464
Total Investments in Securities	870,852	3,606	–	874,458

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(80)	–	–	(80)
Total Other Financial Instruments	(80)	–	–	(80)

* Futures Contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,275	$45,140	$(50,808)	$—	$(1)	$3,606	3,606,560	$33	$—
SEI Daily Income Trust, Government Fund, Cl F	13,076	202,019	(202,631)	—	—	12,464	12,464,023	23	—
Totals	$22,351	$247,159	$(253,439)	$—	$(1)	$16,070		$56	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%
Australia — 0.4%
Chorus Ltd	74,665	$330
Coles Group Ltd	31,635	388
CSL Ltd	956	177
Medibank Pvt Ltd	15,714	35
Orica Ltd	3,514	38
Rio Tinto Ltd	26,791	1,892
South32 Ltd	266,954	723
		3,583

Austria — 0.0%
Oberbank AG	81	8
Telekom Austria AG, Cl A	44,848	298
		306

Belgium — 0.3%
Etablissements Franz Colruyt NV	24,942	677
KBC Group NV	5,721	320
Solvay SA	20,355	1,645
		2,642

Brazil — 0.2%
Yara International ASA	52,707	2,196
Canada — 4.2%
Atco Ltd/Canada, Cl I	2,500	85
BCE Inc (A)	147,478	7,253
Canadian Utilities Ltd, Cl A	78,800	2,345
Emera Inc	117,000	5,469
Empire Co Ltd, Cl A	52,400	1,611
Fortis Inc/Canada	44,300	2,090
George Weston Ltd	68,121	7,941
Loblaw Cos Ltd	100,726	9,065
Metro Inc/CN, Cl A	25,900	1,387
TMX Group Ltd	3,700	376
		37,622

China — 0.7%
BOC Hong Kong Holdings Ltd	1,053,500	4,162
CITIC Telecom International Holdings Ltd	1,597,000	529
Kerry Logistics Network Ltd	135,554	292
Wilmar International Ltd	433,000	1,257
		6,240

Denmark — 1.2%
AP Moller - Maersk A/S, Cl B	648	1,508
Carlsberg AS, Cl B	22,777	2,894
Coloplast A/S, Cl B	12,901	1,466
Danske Bank A/S	75,885	1,070
Novo Nordisk A/S, Cl B	35,981	3,982
Sparekassen Sjaelland-Fyn A/S	997	21
		10,941

Finland — 0.7%
Elisa Oyj	50,660	2,840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orion Oyj, Cl B	68,418	$3,047
		5,887

France — 1.4%
ABC arbitrage	4,265	31
Air Liquide SA	4,582	614
Bureau Veritas SA	9,397	240
Carrefour SA	185,952	3,282
Euroapi *	1	–
Ipsen SA	10,956	1,031
Orange SA	70,215	824
Pernod Ricard SA	1,407	258
Publicis Groupe SA	612	30
Sanofi	57,923	5,834
Wendel SE	3,741	312
		12,456

Germany — 0.5%
Beiersdorf AG	1,744	178
Commerzbank AG *	28,234	198
Henkel AG & Co KGaA	38,068	2,324
McKesson Europe AG	874	20
Merck KGaA	11,597	1,952
		4,672

Hong Kong — 3.1%
CK Infrastructure Holdings Ltd	316,000	1,937
CLP Holdings Ltd, Cl B	887,156	7,360
Dah Sing Banking Group Ltd	70,498	57
Far East Consortium International ‡	95,000	30
HK Electric Investments & HK Electric Investments Ltd	2,631,315	2,414
HKT Trust & HKT Ltd	2,767,000	3,717
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	52
Link REIT ‡	166,300	1,356
Miramar Hotel & Investment	49,000	88
MTR Corp Ltd	118,500	619
New World Development ‡	345,000	1,238
PCCW Ltd	4,732,000	2,503
Power Assets Holdings Ltd	964,000	6,063
Prosperity REIT ‡	126,000	39
Regal Hotels International Holdings Ltd *	174,000	72
SmarTone Telecommunications Holdings Ltd	163,760	86
VTech Holdings Ltd	58,569	460
WH Group Ltd	358,500	277
		28,368

Ireland — 0.3%
Kerry Group PLC, Cl A	25,073	2,394
Israel — 2.3%
Bank Hapoalim BM	317,857	2,646
Bank Leumi Le-Israel BM	419,890	3,723

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bezeq The Israeli Telecommunication Corp Ltd	762,886	$1,181
Check Point Software Technologies Ltd *	69,675	8,485
First International Bank of Israel	24,926	926
ICL Group Ltd	123,946	1,122
Isracard Ltd	5	–
Mizrahi Tefahot Bank Ltd *	42,655	1,407
Neto Malinda Trading Ltd *	853	34
Radware Ltd *	29,598	641
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,332	166
		20,331

Italy — 1.1%
ACEA SpA	28,012	413
Eni SpA	529,978	6,276
Hera SpA	309,659	893
Iren SpA	1,004,960	2,190
Orsero SpA	2,595	34
Recordati Industria Chimica e Farmaceutica SpA	10,314	448
TXT e-solutions *	5,101	57
		10,311

Japan — 8.0%
Ahjikan Co Ltd	1,976	12
Aichi Electric Co Ltd	600	12
Akita Bank Ltd	2,000	24
Alinco Inc	2,700	17
Araya Industrial Co Ltd	2,600	28
Arcs Co Ltd	38,300	564
Asante Inc	5,100	56
Atsugi Co Ltd *	5,850	22
Autobacs Seven Co Ltd	5,500	57
Axial Retailing Inc	3,600	83
Belc Co Ltd	4,300	164
Calbee Inc	27,400	552
Canon Marketing Japan Inc	7,100	147
Cawachi Ltd	27,300	431
C'BON COSMETICS Co Ltd	1,100	14
CI Takiron Corp	8,400	33
Computer Engineering & Consulting Ltd	18,100	152
CONEXIO Corp	3,300	32
Create Medic Co Ltd	5,677	42
Dai Nippon Toryo Co Ltd	7,800	41
DyDo Group Holdings Inc	1,190	44
Earth Corp	21,200	811
Eizo Corp	8,600	239
FAN Communications Inc	8,000	23
FJ Next Co Ltd	6,400	50
Fujicco Co Ltd	22,500	330
Fujiya Co Ltd	8,200	145
Fukuda Denshi Co Ltd	100	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gakken Holdings Co Ltd	5,300	$37
Gakkyusha Co Ltd	5,600	65
Global One Real Estate Investment Corp ‡	386	301
Hagihara Industries Inc	9,300	74
Heiwado Co Ltd	10,000	147
Hitachi Ltd	569	27
Hitachi Metals Ltd *	144,600	2,185
Hokkaido Gas Co Ltd *	2,400	30
Hokuto Corp	57,900	824
Hyakujushi Bank Ltd/The	6,900	86
Itochu-Shokuhin Co Ltd	2,003	72
Japan Oil Transportation Co Ltd	2,100	39
Japan Post Insurance Co Ltd	59,700	954
Japan Tobacco Inc (A)	384,100	6,633
JSP Corp	4,900	50
Kaken Pharmaceutical Co Ltd	23,200	651
Kakiyasu Honten Co Ltd	1,131	20
Kato Sangyo Co Ltd	27,200	652
KDDI Corp	287,600	9,080
Kenedix Retail REIT Corp ‡	45	91
KFC Holdings Japan Ltd	7,500	157
Komeri Co Ltd	2,800	54
Kyokuyo Co Ltd	5,100	130
KYORIN Holdings Inc	104,700	1,367
Lawson Inc	43,600	1,451
Maezawa Kasei Industries Co Ltd	2,400	23
Marimo Regional Revitalization REIT Inc ‡	75	74
Marubeni Corp	69,200	624
Marvelous Inc *	5,300	26
MEIJI Holdings Co Ltd	4,300	211
Ministop Co Ltd	7,000	75
Miroku Jyoho Service Co Ltd	6,500	57
Mitsubishi Shokuhin Co Ltd	18,900	529
Mixi Inc	10,900	181
Miyoshi Oil & Fat Co Ltd	16,300	123
Mochida Pharmaceutical Co Ltd	6,100	147
Mori Hills REIT Investment Corp, Cl A ‡	165	185
Morozoff Ltd	1,200	32
Musashi Co Ltd	2,400	28
Natori Co Ltd	500	7
NEC Capital Solutions Ltd	1,600	24
Nichirin Co Ltd	2,600	29
Nihon Chouzai Co Ltd	25,200	244
Nikko	5,600	26
Nippn Corp	111,234	1,336
Nippon BS Broadcasting Corp	1,700	13
Nippon Express Holdings Inc	38,900	2,110
Nippon Kanzai Co Ltd	6,700	128
NIPPON REIT Investment Corp ‡	23	62
Nippon Signal Co Ltd	3,700	27
Nippon Telegraph & Telephone Corp	307,800	8,827
Nisshin Oillio Group Ltd/The	14,852	343

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nissin Foods Holdings Co Ltd	5,500	$379
Nittoc Construction Co Ltd	10,000	60
Ohsho Food Service Corp	2,000	103
Okinawa Cellular Telephone Co	3,500	139
Okinawa Electric Power Co Inc/The *	35,000	338
Ooedo Onsen Reit Investment Corp ‡	67	35
Osaki Electric Co Ltd	13,700	49
Otsuka Holdings Co Ltd (A)	19,400	688
OUG Holdings Inc	2,236	46
Plenus Co Ltd	14,200	209
San Holdings Inc	3,800	51
San ju San Financial Group	6,900	71
San-A Co Ltd, Cl A	13,200	398
Sankei Real Estate ‡	212	152
Sankyo Co Ltd	33,700	1,018
Shinmaywa Industries	22,800	181
Showa Sangyo Co Ltd *	18,600	348
SKY Perfect JSAT Holdings Inc	171,300	681
SoftBank Corp	866,900	9,613
Sompo Holdings Inc	11,600	511
SRA Holdings Inc	5,000	102
ST Corp	5,400	60
Sugi Holdings Co Ltd	10,800	473
Sumitomo Corp	22,100	302
Sundrug Co Ltd	51,800	1,155
Suzuden Corp	2,100	29
T&D Holdings Inc	3,900	47
Takamatsu Construction Group	6,300	96
Takasago International Corp	2,300	41
Tekken Corp	6,000	79
TIS Inc	2,900	76
Toho Holdings Co Ltd	3,311	51
TOKAI Holdings Corp	35,200	230
Tokyo Gas Co Ltd	28,700	593
Tosoh Corp	35,800	444
Toyo Suisan Kaisha Ltd	5,900	230
Trend Micro Inc/Japan *	114,200	5,565
Unicafe Inc *(A)	6,400	44
Unicharm Corp (A)	19,700	658
United Super Markets Holdings Inc	101,800	800
Valor Holdings Co Ltd	6,500	87
Vital KSK Holdings Inc	46,400	236
Wowow Inc	19,124	212
XYMAX REIT Investment Corp ‡	105	98
Yakult Honsha Co Ltd	8,500	490
Yaoko Co Ltd	6,100	273
Yokorei Co Ltd	4,100	27
ZOZO Inc	12,200	220
		72,586

Netherlands — 1.6%
Heineken Holding NV	1,881	137

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JDE Peet's NV	15,328	$435
Koninklijke Ahold Delhaize NV	151,653	3,941
Koninklijke KPN NV	633,337	2,252
Randstad NV	13,938	673
Shell PLC	95,963	2,493
Wolters Kluwer NV	45,110	4,365
		14,296

New Zealand — 0.7%
Auckland International Airport Ltd *	87,157	389
Freightways Ltd	70,897	403
Mercury NZ Ltd	104,999	369
Meridian Energy Ltd	153,441	447
Spark New Zealand Ltd	1,405,678	4,195
Trustpower Ltd	8,293	31
Vector Ltd	18,240	47
		5,881

Norway — 1.6%
AF Gruppen ASA	449	7
Bouvet ASA	2,334	14
Equinor ASA	216,657	7,512
Gjensidige Forsikring ASA	54,494	1,100
Kongsberg Gruppen ASA	25,271	903
Orkla ASA	58,197	464
SpareBank 1 BV	3,479	18
Sparebank 1 Oestlandet	3,854	46
SpareBank 1 SR-Bank	26,137	282
Sparebanken Vest	8,999	79
Telenor ASA	296,020	3,925
Veidekke ASA	21,684	197
		14,547

Portugal — 0.7%
Corticeira Amorim SGPS SA	2,886	32
Jeronimo Martins SGPS SA	170,713	3,701
Navigator Co SA/The	192,891	774
NOS SGPS SA	63,602	255
REN - Redes Energeticas Nacionais SGPS SA	471,024	1,416
		6,178

Singapore — 0.7%
Bukit Sembawang Estates Ltd ‡	18,700	66
Fraser and Neave Ltd	20,400	19
Jardine Cycle & Carriage Ltd	60,000	1,220
Jardine Matheson Holdings Ltd	32,300	1,698
Kimly Ltd	90,400	25
Sheng Siong Group Ltd	1,367,374	1,493
Singapore Exchange Ltd	76,100	517
Singapore Technologies Engineering Ltd	373,000	1,094
Singapore Telecommunications Ltd	137,900	251
		6,383

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	95,851	434

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Santander SA	23,026	$65
Cia de Distribucion Integral Logista Holdings SA	10,094	197
Corp Financiera Alba SA	1,963	107
Enagas SA	88,871	1,957
Endesa SA	12,583	237
		2,997

Sweden — 0.9%
Axfood AB	211,095	6,062
Essity AB, Cl B	47,942	1,250
Swedish Orphan Biovitrum AB *	24,820	536
		7,848

Switzerland — 4.9%
AEVIS VICTORIA SA	1,506	28
Allreal Holding AG ‡	8,266	1,363
Berner Kantonalbank AG	248	56
BKW AG	7,977	831
Chocoladefabriken Lindt & Spruengli AG	16	162
Emmi AG	839	815
Intershop Holding AG ‡	64	41
Luzerner Kantonalbank AG	221	96
Mobimo Holding AG ‡	524	127
Novartis AG	95,835	8,094
Plazza AG ‡	133	45
PSP Swiss Property AG ‡	48,538	5,384
Roche Holding AG	1,942	747
Roche Holding AG-Genusschein	25,222	8,392
Sonova Holding AG	16,169	5,134
St Galler Kantonalbank AG	562	258
Swiss Prime Site AG ‡	2,580	226
Swisscom AG	22,936	12,635
TX Group AG	316	38
Valiant Holding AG	826	73
Zug Estates Holding AG, Cl B ‡	3	6
		44,551

United Kingdom — 2.2%
Alliance Pharma PLC	7,738	11
Big Yellow Group PLC ‡	9,108	145
British Land Co PLC ‡	94,402	513
Bunzl PLC	16,031	529
Genus PLC	5,958	181
Howden Joinery Group PLC	41,252	302
Impact Healthcare Reit PLC ‡	5,406	8
Imperial Brands PLC	89,700	2,000
Liberty Global PLC, Cl A *	28,939	609
Liberty Global PLC, Cl C *	53,863	1,190
Linde PLC	2,291	659
M&G PLC	258,455	611
National Grid PLC	14,786	189
Reckitt Benckiser Group PLC	21,185	1,587
RELX PLC	230,133	6,221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sage Group PLC/The	115,119	$887
Savannah Energy PLC *(B)	6,543	3
Supermarket Income Reit PLC ‡	14,831	22
Tesco PLC	920,270	2,855
Unilever PLC	23,783	1,075
		19,597

United States — 58.7%
Communication Services — 4.1%
Alphabet Inc, Cl A *	4,401	9,591
Alphabet Inc, Cl C *	867	1,897
AT&T Inc	124,585	2,611
Comcast Corp, Cl A	8,307	326
Fox Corp, Cl A	54,494	1,753
Fox Corp, Cl B	51,090	1,517
Liberty Media Corp-Liberty SiriusXM *	2,391	86
Lumen Technologies Inc	144,405	1,575
Omnicom Group Inc	35,641	2,267
Scholastic Corp, Cl B	19,672	708
Verizon Communications Inc	276,514	14,033
Yelp Inc, Cl A *	12,897	358
		36,722
Consumer Discretionary — 1.2%
AutoZone Inc *	2,635	5,663
Domino's Pizza Inc	10,167	3,962
O'Reilly Automotive Inc *	257	162
Service Corp International/US	17,864	1,235
		11,022
Consumer Staples — 16.3%
Altria Group Inc	89,542	3,740
Archer-Daniels-Midland Co	4,821	374
Campbell Soup Co	14,371	691
Casey's General Stores Inc	18,728	3,464
Church & Dwight Co Inc	75,068	6,956
Clorox Co/The	25,296	3,566
Coca-Cola Co/The	98,439	6,193
Colgate-Palmolive Co	101,625	8,144
Conagra Brands Inc	2,371	81
Costco Wholesale Corp	23,078	11,061
Flowers Foods Inc	175,867	4,629
General Mills Inc	135,191	10,200
Hershey Co/The	50,684	10,905
Hormel Foods Corp	25,051	1,186
J M Smucker Co/The	30,046	3,846
John B Sanfilippo & Son Inc	7,496	543
Kellogg Co	108,918	7,770
Kimberly-Clark Corp	58,555	7,914
Kroger Co/The	77,550	3,670
McCormick & Co Inc/MD	15,300	1,274
Mondelez International Inc, Cl A	119,899	7,445
Nestle SA	52,811	6,148
PepsiCo Inc	41,651	6,942

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	74,471	$7,353
Procter & Gamble Co/The	70,137	10,085
Tyson Foods Inc, Cl A	51,136	4,401
USANA Health Sciences Inc *	14,391	1,041
Walgreens Boots Alliance Inc	75,431	2,859
Walmart Inc	34,476	4,192
		146,673
Energy — 0.6%
EOG Resources Inc	2,004	221
Exxon Mobil Corp	7,131	611
HF Sinclair Corp	98,327	4,441
		5,273
Financials — 4.6%
American Business Bank *	1,369	55
Aon PLC, Cl A	7,297	1,968
Arthur J Gallagher & Co	9,479	1,545
Berkshire Hathaway Inc, Cl A *	11	4,498
Berkshire Hathaway Inc, Cl B *	22,116	6,038
Brown & Brown Inc	60,046	3,503
Cboe Global Markets Inc	23,313	2,639
CME Group Inc, Cl A	19,966	4,087
Everest Re Group Ltd	2,635	739
Franklin BSP Realty Trust ‡	7,504	101
Intercontinental Exchange Inc	64,065	6,025
Marsh & McLennan Cos Inc	46,568	7,230
Sixth Street Specialty Lending Inc	51	1
Travelers Cos Inc/The	16,301	2,757
Waterstone Financial Inc	21,532	367
		41,553
Health Care — 10.3%
Abbott Laboratories	3,723	405
AbbVie Inc	64,175	9,829
Amgen Inc, Cl A	12,566	3,057
Bio-Rad Laboratories Inc, Cl A *	8,090	4,005
Chemed Corp	11,106	5,213
CVS Health Corp	26,200	2,428
Gilead Sciences Inc	186,653	11,537
GSK PLC	408,444	8,758
HCA Healthcare Inc	3,113	523
Henry Schein Inc *	26,827	2,059
Hologic Inc *	4,389	304
Incyte Corp *	4,691	356
Johnson & Johnson	68,222	12,110
Masimo Corp *	3,706	484
McKesson Corp	22,786	7,433
Merck & Co Inc	23,440	2,137
Mettler-Toledo International Inc *	4,038	4,639
Molina Healthcare Inc *	4,335	1,212
National HealthCare Corp	7,159	501
Pfizer Inc	92,092	4,828
Prestige Consumer Healthcare Inc, Cl A *	31,741	1,866
QIAGEN NV *	2,823	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	979	$130
Regeneron Pharmaceuticals Inc *	3,867	2,286
Royalty Pharma PLC, Cl A	35,690	1,500
Vertex Pharmaceuticals Inc *	6,162	1,736
Waters Corp *	10,818	3,581
West Pharmaceutical Services Inc	882	267
		93,317
Industrials — 3.9%
3M Co	13,373	1,731
A O Smith Corp	13,271	726
AMERCO *	3,942	1,885
CH Robinson Worldwide Inc	40,023	4,057
Crane Holdings Co	15,534	1,360
Expeditors International of Washington Inc	74,120	7,224
Ferguson PLC	20,698	2,310
General Dynamics Corp	32,191	7,122
Graco Inc	17,242	1,024
Knight-Swift Transportation Holdings Inc, Cl A	635	29
Lockheed Martin Corp	7,163	3,080
Northrop Grumman Corp	2,162	1,035
Robert Half International Inc	42,442	3,178
Waste Management Inc	2,314	354
		35,115
Information Technology — 8.7%
Accenture PLC, Cl A	370	103
Amdocs Ltd	75,235	6,268
Apple Inc	45,559	6,229
Arista Networks Inc *	11,149	1,045
Arrow Electronics Inc, Cl A *	4,726	530
Avnet Inc	16,532	709
Broadcom Inc	2,245	1,090
Cadence Design Systems Inc *	8,407	1,261
Ciena Corp *	68,243	3,119
Cisco Systems Inc	197,494	8,421
CommVault Systems Inc *	55,357	3,482
Dell Technologies Inc, Cl C	10,610	490
Dolby Laboratories Inc, Cl A	1,700	122
Fair Isaac Corp *	5,805	2,327
Fortinet Inc *	66,245	3,748
Hackett Group Inc/The	4,399	83
Jack Henry & Associates Inc	7,815	1,407
Juniper Networks Inc	279,235	7,958
Keysight Technologies Inc *	17,847	2,460
Microsoft Corp	28,838	7,407
Motorola Solutions Inc	16,463	3,451
National Instruments Corp	30,794	962
NetApp Inc	14,925	974
NetScout Systems Inc *	29,340	993
Oracle Corp, Cl B	131,464	9,185
Paychex Inc	4,933	562
SS&C Technologies Holdings Inc	38,419	2,231

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	612	$186
Verint Systems Inc *	14,070	596
VMware Inc, Cl A *	8,188	933
		78,332
Materials — 5.7%
Amcor PLC	323,882	4,026
AptarGroup Inc	15,356	1,585
CF Industries Holdings Inc	11,816	1,013
Ecolab Inc	33,173	5,101
FMC Corp	6,773	725
Huntsman Corp	7,340	208
Materion Corp	13,143	969
Myers Industries Inc	4,772	108
Newmont Corp	29,934	1,786
Packaging Corp of America	69,838	9,603
Reliance Steel & Aluminum Co	47,490	8,067
Royal Gold Inc, Cl A	40,596	4,335
RPM International Inc	20,644	1,625
Sealed Air Corp	10,578	610
Sherwin-Williams Co/The, Cl A	22,829	5,112
Silgan Holdings Inc	119,090	4,924
Sonoco Products Co	27,270	1,555
Valvoline Inc	9,738	281
		51,633
Real Estate — 0.6%
Extra Space Storage Inc ‡	11,284	1,920
Public Storage ‡	11,664	3,647
Varia US Properties AG ‡	560	26
		5,593
Utilities — 2.7%
American Electric Power Co Inc	24,246	2,326
American Water Works Co Inc	8,307	1,236
Consolidated Edison Inc	23,418	2,227
DTE Energy Co	51,056	6,471
Duke Energy Corp	50,289	5,392
Hawaiian Electric Industries Inc	21,254	869
Macquarie Infrastructure Holdings LLC *	54,496	213
NiSource Inc	9,494	280
OGE Energy Corp	8,050	310
Portland General Electric Co	2,202	106
PPL Corp	74,291	2,016
UGI Corp	44,437	1,716
WEC Energy Group Inc	13,217	1,330
		24,492
		529,725

Total Common Stock
(Cost $837,918) ($ Thousands)		872,538

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
1.330% **†(C)	11,009,987	$11,009

Total Affiliated Partnership
(Cost $11,011) ($ Thousands)		11,009

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	15,448,442	15,448

Total Cash Equivalent
(Cost $15,448) ($ Thousands)		15,448

Total Investments in Securities — 99.6%
(Cost $864,377) ($ Thousands)		$898,995

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	37	Sep-2022	$1,350	$1,331	$(16)
FTSE 100 Index	6	Sep-2022	520	519	3
Hang Seng Index	2	Jul-2022	280	277	(2)
S&P 500 Index E-MINI	43	Sep-2022	8,298	8,148	(151)
SPI 200 Index	3	Sep-2022	332	333	3
TOPIX Index	5	Sep-2022	695	688	3
			$11,475	$11,296	$(160)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/25/22	DKK	44,680	USD	6,333	$42
Barclays PLC	07/25/22	NOK	85,368	USD	8,563	(83)
Barclays PLC	07/25/22	SEK	96,594	USD	9,527	92
BNP Paribas	07/25/22	NZD	3,794	USD	2,370	12
BNP Paribas	07/25/22	CAD	19,615	USD	15,113	(94)
BNP Paribas	07/25/22	HKD	129,683	USD	16,536	(4)
Brown Brothers Harriman	07/25/22	USD	8	AUD	12	—
Brown Brothers Harriman	07/25/22	USD	11	NZD	17	—
Brown Brothers Harriman	07/25/22	USD	19	SGD	27	—
Brown Brothers Harriman	07/25/22	USD	33	SEK	337	—
Brown Brothers Harriman	07/25/22	USD	39	GBP	32	—
Brown Brothers Harriman	07/25/22	USD	41	DKK	294	—
Brown Brothers Harriman	07/25/22	USD	82	NOK	809	—
Brown Brothers Harriman	07/25/22	SGD	167	USD	120	—
Brown Brothers Harriman	07/25/22	AUD	169	USD	117	1
Brown Brothers Harriman	07/25/22	USD	178	CAD	229	—
Brown Brothers Harriman	07/25/22	USD	187	HKD	1,468	—
Brown Brothers Harriman	07/25/22	USD	215	EUR	204	—
Brown Brothers Harriman	07/25/22	NZD	221	USD	139	2
Brown Brothers Harriman	07/25/22	USD	119	CHF	114	—
Brown Brothers Harriman	07/25/22	USD	359	CHF	342	(2)
Brown Brothers Harriman	07/25/22	GBP	549	USD	674	7
Brown Brothers Harriman	07/25/22	USD	192	JPY	26,234	1
Brown Brothers Harriman	07/25/22	USD	392	JPY	52,632	(4)
Brown Brothers Harriman	07/25/22	CAD	389	USD	302	1
Brown Brothers Harriman	07/25/22	CAD	417	USD	322	(1)
Brown Brothers Harriman	07/25/22	CHF	670	USD	701	1
Brown Brothers Harriman	07/25/22	CHF	273	USD	285	(1)
Brown Brothers Harriman	07/25/22	EUR	1,444	USD	1,529	17
Brown Brothers Harriman	07/25/22	DKK	2,086	USD	297	3
Brown Brothers Harriman	07/25/22	NOK	1,579	USD	161	1
Brown Brothers Harriman	07/25/22	NOK	2,596	USD	262	(1)
Brown Brothers Harriman	07/25/22	SEK	4,674	USD	463	7
Brown Brothers Harriman	07/25/22	HKD	2,675	USD	341	—
Brown Brothers Harriman	07/25/22	HKD	3,075	USD	392	—
Brown Brothers Harriman	07/25/22	JPY	161,732	USD	1,198	6

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/25/22	JPY	105,098	USD	773	$(2)
Standard Chartered	07/25/22	AUD	3,257	USD	2,248	8
Standard Chartered	07/25/22	SGD	3,572	USD	2,571	4
Standard Chartered	07/25/22	CHF	23,778	USD	24,680	(193)
Standard Chartered	07/25/22	JPY	4,970,857	USD	36,579	(61)
Westpac Banking	07/25/22	GBP	11,267	USD	13,800	114
Westpac Banking	07/25/22	EUR	30,984	USD	32,648	213
						$86

Percentages are based on Net Assets of $902,361 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $10,586 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $11,009 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
USD — U.S. Dollar

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	872,498	37	3	872,538
Affiliated Partnership	–	11,009	–	11,009
Cash Equivalent	15,448	–	–	15,448
Total Investments in Securities	887,946	11,046	3	898,995

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	9	–	–	9
Unrealized Depreciation	(169)	–	–	(169)
Forwards Contracts*
Unrealized Appreciation	–	532	–	532
Unrealized Depreciation	–	(446)	–	(446)
Total Other Financial Instruments	(160)	86	–	(74)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$13,534	$115,180	$(117,703)	$(2)	$—	$11,009	11,009,987	$43	$—
SEI Daily Income Trust, Government Fund, Cl F	9,489	95,507	(89,548)	—	—	15,448	15,448,442	20	—
Totals	$23,023	$210,687	$(207,251)	$(2)	$—	$26,457		$63	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 1.1%
Alphabet Inc, Cl A *	1,342	$2,925
Alphabet Inc, Cl C *	301	658
Fox Corp, Cl A	83,711	2,692
Fox Corp, Cl B	11,835	351
Madison Square Garden Sports Corp *	8,586	1,296
Netflix Inc *	2,262	396
New York Times Co/The, Cl A	77,475	2,162

		10,480
Consumer Discretionary — 5.1%
Amazon.com Inc, Cl A *	3,556	377
AutoZone Inc *	10,000	21,491
Darden Restaurants Inc	9,348	1,057
Dick's Sporting Goods Inc (A)	32,489	2,449
Dollar General Corp	8,848	2,172
eBay Inc	45,100	1,879
Frontdoor Inc *	39,911	961
McDonald's Corp	25,821	6,375
Target Corp, Cl A	60,396	8,530
Toyota Motor Corp ADR	16,500	2,544

		47,835
Consumer Staples — 16.1%
Altria Group Inc	51,246	2,141
Archer-Daniels-Midland Co	2,731	212
Bunge Ltd	11,344	1,029
Campbell Soup Co	38,780	1,863
Church & Dwight Co Inc	65,117	6,034
Clorox Co/The	10,350	1,459
Coca-Cola Co/The	63,107	3,970
Coca-Cola Europacific Partners PLC	49,400	2,549
Colgate-Palmolive Co	76,057	6,095
Costco Wholesale Corp	10,898	5,223
General Mills Inc	67,404	5,086
Hershey Co/The	33,058	7,113
Hormel Foods Corp	125,879	5,962
J M Smucker Co/The	29,297	3,750
Kellogg Co	91,886	6,555
Kimberly-Clark Corp	2,775	375
Kroger Co/The	385,532	18,247
Lamb Weston Holdings Inc	28,333	2,025
McCormick & Co Inc/MD	75,751	6,306
Metro Inc/CN, Cl A	58,400	3,128
PepsiCo Inc	56,305	9,384
Procter & Gamble Co/The	43,164	6,206
Sanderson Farms Inc	20,200	4,354
Tyson Foods Inc, Cl A	202,530	17,430
Walmart Inc	220,879	26,854

		153,350
Energy — 0.4%
DT Midstream Inc	19,049	934

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams Cos Inc/The	96,414	$3,009

		3,943
Financials — 13.8%
Aflac Inc	112,800	6,241
Allstate Corp/The	65,446	8,294
American Financial Group Inc/OH	41,500	5,761
Assurant Inc	10,566	1,826
Bank of America Corp	25,493	793
Bank of Hawaii Corp	30,612	2,278
Bank of New York Mellon Corp/The	47,300	1,973
Bank OZK	120,055	4,506
Berkshire Hathaway Inc, Cl B *	64,800	17,692
Cboe Global Markets Inc	46,588	5,273
Chubb Ltd	12,399	2,437
Cullen/Frost Bankers Inc	17,061	1,987
Everest Re Group Ltd	39,096	10,958
First Hawaiian Inc	91,228	2,072
Hanover Insurance Group Inc/The, Cl A	30,338	4,437
M&T Bank Corp	11,588	1,847
MGIC Investment Corp	141,647	1,785
Morningstar Inc, Cl A	21,864	5,287
National Bank of Canada	54,700	3,582
Progressive Corp/The	115,800	13,464
RenaissanceRe Holdings Ltd	31,431	4,915
TFS Financial Corp	125,478	1,723
Travelers Cos Inc/The	112,171	18,971
White Mountains Insurance Group Ltd	2,847	3,548

		131,650
Health Care — 21.8%
AbbVie Inc	53,300	8,163
ABIOMED Inc *	6,106	1,511
AmerisourceBergen Corp, Cl A	14,727	2,084
Amgen Inc, Cl A	16,800	4,088
AstraZeneca PLC ADR	93,200	6,158
Baxter International Inc	21,262	1,366
Bio-Rad Laboratories Inc, Cl A *	3,640	1,802
Bristol-Myers Squibb Co	118,423	9,119
Chemed Corp	1,680	789
CVS Health Corp	31,417	2,911
Danaher Corp, Cl A	4,565	1,157
Elevance Health	44,047	21,256
Eli Lilly & Co	86,800	28,143
Gilead Sciences Inc	48,639	3,006
Humana Inc	27,994	13,103
Johnson & Johnson	160,318	28,458
McKesson Corp	8,957	2,922
Merck & Co Inc	217,606	19,839
Mettler-Toledo International Inc *	3,296	3,786
Organon & Co	24,129	815
Pfizer Inc	311,373	16,325
Premier Inc, Cl A	67,410	2,405

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	50,752	$6,749
Thermo Fisher Scientific Inc	3,358	1,824
UnitedHealth Group Inc	35,650	18,311
Zoetis Inc, Cl A	11,800	2,028

		208,118
Industrials — 11.1%
3M Co	15,474	2,003
Carrier Global Corp	50,700	1,808
CH Robinson Worldwide Inc	34,716	3,519
Cummins Inc	10,600	2,051
EMCOR Group Inc	13,365	1,376
General Dynamics Corp	30,100	6,660
L3Harris Technologies Inc	26,704	6,454
Landstar System Inc	11,414	1,660
Lockheed Martin Corp	5,885	2,530
Northrop Grumman Corp	40,245	19,260
Quanta Services Inc	37,697	4,725
Raytheon Technologies Corp	135,100	12,984
Republic Services Inc	146,100	19,120
Schneider National Inc, Cl B	127,778	2,860
Waste Management Inc	124,467	19,041

		106,051
Information Technology — 18.2%
Amdocs Ltd	227,100	18,920
Apple Inc	284,300	38,870
Atlassian Corp PLC, Cl A *	9,066	1,699
Automatic Data Processing Inc	12,312	2,586
Ciena Corp *	29,458	1,346
Cisco Systems Inc/Delaware	268,938	11,468
CSG Systems International Inc	37,600	2,244
F5 Inc, Cl A *	24,109	3,690
Intel Corp	275,900	10,321
Jack Henry & Associates Inc	10,939	1,969
Marvell Technology Inc	24,484	1,066
Microsoft Corp	93,739	24,075
Motorola Solutions Inc	87,963	18,437
NetApp Inc	46,295	3,020
Oracle Corp, Cl B	220,065	15,376
Qorvo Inc *	29,520	2,784
Seagate Technology Holdings PLC	41,700	2,979
Synopsys Inc *	41,600	12,634

		173,484
Materials — 2.5%
AptarGroup Inc	6,262	646
Avery Dennison Corp	31,600	5,115
Corteva Inc	84,619	4,581
Royal Gold Inc, Cl A	15,384	1,643
Sealed Air Corp	136,300	7,867
Silgan Holdings Inc	81,300	3,362

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sylvamo Corp	19,876	$650

		23,864
Real Estate — 0.4%
Equity LifeStyle Properties Inc ‡	29,390	2,071
SBA Communications Corp, Cl A ‡	4,204	1,346

		3,417
Utilities — 7.4%
Ameren Corp	74,283	6,712
American Electric Power Co Inc	78,341	7,516
DTE Energy Co	38,099	4,829
Duke Energy Corp	41,536	4,453
Entergy Corp	17,400	1,960
Eversource Energy	77,645	6,559
National Fuel Gas Co	34,340	2,268
NextEra Energy Inc	101,249	7,843
Portland General Electric Co	73,374	3,546
Public Service Enterprise Group Inc	183,544	11,615
Southern Co/The	83,686	5,968
WEC Energy Group Inc	73,650	7,412

		70,681
Total Common Stock
(Cost $434,084) ($ Thousands)		932,873

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.330% **†(B)	2,200,501	2,200

Total Affiliated Partnership
(Cost $2,201) ($ Thousands)		2,200

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	19,147,286	19,147

Total Cash Equivalent
(Cost $19,147) ($ Thousands)		19,147

Total Investments in Securities — 100.1%
(Cost $455,432) ($ Thousands)		$954,220

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	50	Sep-2022	$9,721	$9,474	$(247)

Percentages are based on Net Assets of $953,198 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $2,095 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $2,200 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	932,873	–	–	932,873
Affiliated Partnership	–	2,200	–	2,200
Cash Equivalent	19,147	–	–	19,147
Total Investments in Securities	952,020	2,200	–	954,220

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(247)	–	–	(247)
Total Other Financial Instruments	(247)	–	–	(247)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$4,919	$43,789	$(46,508)	$—	$—	$2,200	2,200,501	$15	$—
SEI Daily Income Trust, Government Fund, Cl F	18,450	118,300	(117,603)	—	—	19,147	19,147,286	24	—
Totals	$23,369	$162,089	$(164,111)	$—	$—	$21,347		$39	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Australia — 5.7%
Abacus Property Group ‡	158,019	$279
AGL Energy Ltd	212,782	1,207
Ansell Ltd	43,502	665
ASX Ltd	5,643	317
Aurizon Holdings Ltd	606,674	1,585
Bendigo & Adelaide Bank	74,373	464
BHP Group Ltd	27,722	773
Charter Hall Long Wale ‡	89,728	263
Coles Group Ltd	70,257	860
CSL Ltd	3,288	608
Deterra Royalties	101,448	296
Dexus *‡	42,121	257
EBOS Group Ltd	5,627	137
Elders Ltd	43,426	376
Endeavour Group Ltd/Australia	21,286	111
Glencore PLC	101,795	550
Harvey Norman Holdings Ltd	425,072	1,084
JB Hi-Fi Ltd	41,355	1,094
Medibank Pvt Ltd	47,280	106
Metcash Ltd, Cl A	327,149	954
Newcrest Mining Ltd	13,198	190
Orora Ltd	507,408	1,274
Rio Tinto Ltd	14,158	1,000
Rio Tinto PLC	6,903	412
Rio Tinto PLC ADR	2,248	137
Sonic Healthcare Ltd	50,819	1,154
Telstra Corp Ltd, Cl B	502,620	1,331
Treasury Wine Estates Ltd	37,848	295
Vicinity Centres ‡	266,726	337
Wesfarmers Ltd	30,590	882
Woolworths Group Ltd	17,215	421
		19,419

Austria — 0.7%
CA Immobilien Anlagen AG ‡	4,737	150
Mayr Melnhof Karton AG	3,798	643
Oesterreichische Post AG (A)	28,842	820
S IMMO AG ‡	9,548	227
Telekom Austria AG, Cl A	81,520	541
		2,381

Belgium — 0.8%
Ageas SA/NV	27,240	1,196
Etablissements Franz Colruyt NV	41,000	1,112
Proximus SADP	14,649	215
UCB SA, Cl A	3,619	305
		2,828

Brazil — 0.1%
Yara International ASA	11,854	494
Canada — 2.7%
Bank of Nova Scotia/The, Cl C	13,689	808

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canadian Imperial Bank of Commerce (A)	31,652	$1,534
Canadian Tire Corp Ltd, Cl A	17,338	2,183
Cogeco Communications Inc	18,559	1,253
Empire Co Ltd, Cl A	34,652	1,065
Loblaw Cos Ltd	24,108	2,169
		9,012

China — 0.4%
BOC Hong Kong Holdings Ltd	182,500	721
Lee & Man Paper Manufacturing Ltd	697,000	299
Wilmar International Ltd	124,500	362
		1,382

Denmark — 2.5%
AP Moller - Maersk A/S, Cl B	384	894
Carlsberg AS, Cl B	7,040	895
Coloplast A/S, Cl B	8,141	925
Danske Bank A/S	54,050	762
Genmab A/S *	1,478	477
Jyske Bank A/S *	2,041	99
Novo Nordisk A/S, Cl B	16,930	1,874
Royal Unibrew A/S	1,168	103
Scandinavian Tobacco Group A/S	73,722	1,439
Solar A/S, Cl B	2,119	180
Sydbank A/S	22,507	687
UIE	564	167
		8,502

Finland — 1.8%
Elisa Oyj	10,673	598
Fortum Oyj	5,932	89
Kemira Oyj	45,914	560
Kesko Oyj, Cl B	61,076	1,437
Metsa Board, Cl B	66,799	555
Orion Oyj, Cl B	31,149	1,387
TietoEVRY Oyj	44,315	1,091
Tokmanni Group Corp	9,927	117
Valmet Oyj	8,818	216
		6,050

France — 8.8%
Air Liquide SA	7,224	968
Arkema SA	11,562	1,026
AXA SA	58,735	1,330
BNP Paribas SA	3,209	152
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,901	36
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	1,336	102
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	754	95
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	1,278	92
Carrefour SA (A)	175,877	3,105

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie Generale des Etablissements Michelin SCA	71,836	$1,951
Credit Agricole SA (A)	22,471	205
Danone SA	14,006	780
Dassault Systemes SE	5,184	190
Engie SA	41,332	474
Euroapi *	3,000	47
Ipsen SA	7,243	682
Legrand SA	5,699	420
L'Oreal SA	3,101	1,068
Metropole Television SA	61,738	909
Orange SA	364,454	4,275
Pernod Ricard SA	6,112	1,120
Publicis Groupe SA	1,746	85
Sanofi	68,990	6,949
SEB SA	1,787	171
Societe BIC SA	25,897	1,413
Thales SA, Cl A	5,065	620
TotalEnergies SE	19,480	1,026
Virbac SA	506	196
Vivendi SE	39,336	399
		29,886

Germany — 5.0%
BASF SE	9,111	396
Bayerische Motoren Werke AG	3,506	269
Beiersdorf AG	12,795	1,304
Deutsche Post AG	37,481	1,400
Deutsche Telekom AG	179,327	3,552
E.ON SE	208,502	1,746
Freenet AG	58,729	1,453
Hannover Rueck SE	1,509	218
Henkel AG & Co KGaA	5,568	340
Hornbach Holding AG & Co KGaA	12,407	1,017
Knorr-Bremse AG	6,186	352
Mercedes-Benz Group AG	3,730	215
Merck KGaA	8,903	1,499
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,021	1,411
QIAGEN NV *	22,722	1,062
Siemens Healthineers AG	6,608	335
Sirius Real Estate Ltd ‡	87,389	95
Talanx AG	3,767	143
Vonovia SE ‡	3,062	94
		16,901

Hong Kong — 4.1%
Chevalier International Holdings	86,000	102
China Motor Bus Co Ltd ‡	9,200	104
CK Asset Holdings Ltd ‡	252,000	1,782
CK Hutchison Holdings Ltd	154,500	1,045
CK Infrastructure Holdings Ltd	94,000	576
CLP Holdings Ltd, Cl B	105,500	875

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dah Sing Banking Group Ltd	340,000	$275
HK Electric Investments & HK Electric Investments Ltd	1,490,000	1,367
HKT Trust & HKT Ltd	830,000	1,115
Hutchison Telecommunications Hong Kong Holdings	1,162,000	222
Kerry Properties Ltd ‡	395,000	1,098
Link ‡	58,800	480
Pacific Textiles Holdings	576,000	231
PCCW Ltd	1,246,704	659
Power Assets Holdings Ltd	205,500	1,292
SmarTone Telecommunications Holdings Ltd	328,500	173
VTech Holdings Ltd	286,300	2,251
WH Group Ltd	179,000	138
		13,785

Indonesia — 0.1%
First Resources Ltd	314,800	369
Ireland — 0.2%
Dole PLC	11,373	96
ICON PLC ADR *	406	88
Kerry Group PLC, Cl A	3,719	355
		539

Israel — 1.4%
Albaad Massuot Yitzhak Ltd *	8,411	45
Bank Hapoalim BM	61,461	512
Bank Leumi Le-Israel BM	115,572	1,025
Check Point Software Technologies Ltd *	10,876	1,325
Elbit Systems Ltd	2,917	664
Kerur Holdings Ltd	4,093	98
Mizrahi Tefahot Bank Ltd	12,013	396
Nice Ltd *	370	71
Radware Ltd *	18,970	411
Shufersal Ltd	26,493	173
		4,720

Italy — 2.0%
A2A SpA	695,413	881
ACEA SpA	24,830	366
Assicurazioni Generali SpA	22,202	354
Enel SpA	61,229	334
Eni SpA	175,272	2,076
Hera SpA	309,958	894
Terna - Rete Elettrica Nazionale	41,284	323
UnipolSai Assicurazioni SpA	724,945	1,731
		6,959

Japan — 24.2%
AEON Investment Corp ‡	918	1,035
Aozora Bank Ltd (A)	37,600	730
Arcs Co Ltd	43,600	642
Bandai Namco Holdings Inc	2,300	162

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgestone Corp (A)	32,900	$1,199
Brother Industries Ltd	33,600	590
Canon Inc (A)	104,200	2,366
Choushimaru Co Ltd	10,500	86
Chubu Electric Power Co Inc	10,000	101
COMSYS Holdings Corp	6,300	120
Daicel Corp	83,800	517
Daiichi Sankyo Co Ltd	7,500	190
Daiki Aluminium Industry Co Ltd	9,800	86
Dairei Co Ltd	6,300	87
Daito Trust Construction Co Ltd	6,300	543
DCM Holdings Co Ltd	151,200	1,155
Earth Corp	13,200	505
EDION Corp	75,700	709
ENEOS Holdings Inc	302,500	1,144
EXEO Group Inc	8,300	130
Ezaki Glico Co Ltd	4,900	142
FUJIFILM Holdings Corp	7,600	407
Fujitsu Ltd	1,500	187
Hokkaido Gas Co Ltd	9,800	121
Honda Motor Co Ltd	32,300	783
Hoya Corp	1,500	128
Idemitsu Kosan Co Ltd	11,000	265
Inaba Denki Sangyo Co Ltd	38,600	757
Inpex Corp (A)	129,300	1,399
ITOCHU Corp	124,300	3,355
Itochu Enex Co Ltd	119,800	929
Itoham Yonekyu Holdings	86,600	440
Iwatani Corp	11,200	431
Japan Post Bank Co Ltd	126,400	981
Japan Post Holdings Co Ltd	212,600	1,517
Japan Post Insurance Co Ltd	11,800	189
Japan Tobacco Inc (A)	125,300	2,164
Kadoya Sesame Mills Inc	2,600	67
Kajima Corp	62,700	719
Kaken Pharmaceutical Co Ltd	39,900	1,120
Kamigumi Co Ltd	38,700	748
Kaneka Corp	20,500	504
Kato Sangyo Co Ltd	8,700	208
KDDI Corp	155,300	4,903
Keihanshin Building Co Ltd ‡	14,200	137
Keiyo Co Ltd	32,400	216
Kinden Corp	69,800	805
K's Holdings Corp	58,600	570
Kurimoto Ltd	18,400	223
KYORIN Holdings Inc	12,100	158
Kyushu Electric Power Co Inc	62,500	401
Lawson Inc	35,300	1,174
Lintec Corp	41,400	701
Lion Corp	26,600	293
Maruichi Steel Tube Ltd	33,300	703
McDonald's Holdings Co Japan Ltd	27,500	1,000

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medipal Holdings Corp	51,300	$723
MEIJI Holdings Co Ltd	25,900	1,270
Mirait Holdings Corp	41,400	487
Mitsubishi Electric Corp	9,100	97
Mitsubishi Shokuhin Co Ltd	33,300	933
Miyoshi Oil & Fat Co Ltd	10,200	77
Mizuho Financial Group Inc	238,380	2,707
Morishita Jintan Co Ltd	800	11
MS&AD Insurance Group Holdings Inc	28,700	878
Nintendo Co Ltd	700	302
Nippn Corp	57,000	685
Nippon Electric Glass (A)	20,800	398
Nippon Express Holdings Inc	10,600	575
Nippon Kanzai Co Ltd	5,500	105
Nippon Telegraph & Telephone Corp	200,600	5,753
Nippon Television Holdings	69,200	615
Nissin Foods Holdings Co Ltd	2,500	172
Nitto Fuji Flour Milling Co Ltd	5,000	173
Nomura Holdings Inc	262,100	957
Okinawa Cellular Telephone Co	3,100	123
Ono Pharmaceutical Co Ltd	14,600	374
Oracle Corp Japan	1,500	87
ORIX Corp	60,100	1,007
Otsuka Corp	9,100	270
Otsuka Holdings Co Ltd (A)	14,300	507
OUG Holdings Inc	4,800	98
Pola Orbis Holdings Inc (A)	7,400	91
Rengo Co Ltd	107,600	583
Resona Holdings Inc	24,700	92
S&B Foods	2,100	57
Sankyo Co Ltd	38,600	1,166
Sankyu Inc	16,800	482
Sawai Group Holdings	2,100	64
Secom Co Ltd	11,200	691
Seino Holdings Co Ltd	64,200	513
Sekisui House Ltd	47,800	836
Seven & i Holdings Co Ltd	8,100	314
Shin-Keisei Electric Railway Co Ltd	5,700	127
Shionogi & Co Ltd	3,400	172
SoftBank Corp	163,500	1,813
Sompo Holdings Inc	16,900	744
Sugi Holdings Co Ltd	2,500	110
Sumitomo Corp	24,000	328
Sumitomo Mitsui Financial Group Inc	57,900	1,718
Sumitomo Mitsui Trust Holdings	15,900	489
Sumitomo Osaka Cement Co Ltd	32,100	795
Sundrug Co Ltd	3,600	80
Suntory Beverage & Food Ltd	4,500	170
Teijin Ltd	86,200	897
Toho Holdings Co Ltd	13,800	213
Tohoku Electric Power Co Inc	136,600	731
Tokio Marine Holdings Inc	21,300	1,239

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Gas Co Ltd	41,800	$864
Tosoh Corp	7,100	88
Towa Pharmaceutical Co Ltd	15,400	279
Toyo Suisan Kaisha Ltd	25,500	993
Toyota Motor Corp	20,500	317
Trend Micro Inc/Japan	29,100	1,418
Tsuruha Holdings Inc	5,200	282
Unicharm Corp	2,000	67
Valor Holdings Co Ltd	26,800	360
Yamada Denki Co Ltd	498,200	1,790
Yamaguchi Financial Group	139,700	765
Yellow Hat Ltd	11,200	142
Zaoh Co Ltd	8,700	117
		82,323

Jordan — 0.2%
Hikma Pharmaceuticals PLC	31,242	614
Luxembourg — 0.1%
Eurofins Scientific SE	6,430	505
Netherlands — 3.0%
ABN AMRO Bank NV	11,695	131
Heineken Holding NV	1,435	104
Heineken NV	6,402	582
JDE Peet's NV	18,070	513
Koninklijke Ahold Delhaize NV	203,347	5,285
Koninklijke KPN NV	75,711	269
NN Group NV	44,665	2,024
Signify NV	18,561	614
Wolters Kluwer NV	7,765	752
		10,274

New Zealand — 0.7%
Arvida Group Ltd	92,473	85
Fisher & Paykel Healthcare Corp Ltd	19,131	238
Freightways Ltd	34,916	199
Mainfreight Ltd	13,312	579
Mercury NZ Ltd	109,078	383
Meridian Energy Ltd	35,190	102
Spark New Zealand Ltd	246,405	735
		2,321

Norway — 1.3%
American Shipping Co	28,476	118
Austevoll Seafood ASA	41,885	489
DNB Bank ASA	22,448	401
Equinor ASA	19,479	675
Norsk Hydro ASA	43,426	242
Orkla ASA	265,871	2,119
Sparebank 1 Oestlandet	6,917	82
SpareBank 1 SMN	6,562	77
SpareBank 1 SR-Bank	17,208	186
Telenor ASA	9,519	126
		4,515

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.7%
Galp Energia SGPS SA	7,614	$89
Jeronimo Martins SGPS SA	75,328	1,633
NOS SGPS SA	37,349	150
Sonae SGPS	383,487	470
		2,342

Singapore — 3.2%
DBS Group Holdings Ltd	117,000	2,495
Great Eastern Holdings Ltd	6,700	94
Jardine Cycle & Carriage Ltd	129,200	2,626
Mapletree Logistics Trust ‡	154,270	186
Olam Group Ltd	102,300	112
Oversea-Chinese Banking Corp Ltd	266,300	2,180
Sheng Siong Group Ltd	383,000	418
Singapore Post Ltd	217,600	102
Straits Trading Co Ltd	74,500	153
United Overseas Bank Ltd	113,700	2,145
Venture Corp Ltd	17,400	208
		10,719

South Africa — 0.2%
Anglo American PLC	16,607	592
Thungela Resources Ltd	1,394	20
		612

Spain — 2.6%
Aena SME SA *	727	92
CaixaBank SA	37,980	132
Cia de Distribucion Integral Logista Holdings SA	75,134	1,466
Ebro Foods SA	40,375	679
Enagas SA	11,935	263
Endesa SA (A)	105,051	1,977
Faes Farma SA	125,662	510
Iberdrola SA	151,573	1,568
Red Electrica Corp SA (A)	44,724	843
Repsol SA, Cl A	81,741	1,200
		8,730

Sweden — 1.3%
Axfood AB	43,987	1,263
Epiroc AB, Cl B	14,793	199
Essity AB, Cl B	14,592	380
KNOW IT AB	7,589	212
Nordea Bank Abp, Cl A	56,350	495
Nyfosa AB ‡	18,745	140
Svenska Cellulosa AB SCA, Cl B	11,438	171
Swedbank AB, Cl A	21,551	272
Swedish Match AB	27,086	275
Telefonaktiebolaget LM Ericsson, Cl B	53,607	399
Telia Co AB	167,104	639
		4,445

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 9.6%
Adecco Group AG	7,959	$270
Alcon Inc	4,687	327
ALSO Holding AG	606	119
Baloise Holding AG	11,303	1,841
Banque Cantonale Vaudoise	2,566	201
Barry Callebaut AG	401	892
Basellandschaftliche Kantonalbank	303	284
Berner Kantonalbank AG	473	107
BKW AG	12,115	1,262
Chocoladefabriken Lindt & Spruengli AG	126	1,750
Emmi AG	905	879
EMS-Chemie Holding AG	709	526
Geberit AG	318	152
Helvetia Holding AG	6,900	805
Intershop Holding AG ‡	203	131
Kuehne + Nagel International AG	410	97
Nestle SA	10,269	1,195
Novartis AG	49,726	4,200
PSP Swiss Property AG ‡	3,835	425
Roche Holding AG	262	101
Roche Holding AG-Genusschein	20,935	6,966
Romande Energie Holding SA	76	93
Schindler Holding AG	2,225	405
Sika AG	1,337	307
Sonova Holding AG	3,097	983
Swiss Life Holding AG	4,709	2,287
Swiss Prime Site AG ‡	10,011	876
Swisscom AG	6,786	3,738
Thurgauer Kantonalbank	927	109
TX Group AG	559	67
Valiant Holding AG	11,491	1,007
Vifor Pharma AG	566	101
		32,503

United Kingdom — 12.2%
3i Group PLC	26,140	352
Atalaya Mining PLC	70,542	276
Auto Trader Group PLC	31,774	214
B&M European Value Retail SA	112,675	502
BAE Systems PLC	480,992	4,849
Big Yellow Group PLC ‡	5,610	89
BP PLC	20,073	95
BP PLC ADR	18,564	526
British American Tobacco PLC	49,933	2,134
British Land Co PLC ‡	118,272	642
Britvic PLC	17,747	175
BT Group PLC, Cl A	789,651	1,787
Bunzl PLC	40,782	1,347
CareTech Holdings PLC	22,562	203
Computacenter PLC	10,457	299
Diageo PLC	12,148	521

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Direct Line Insurance Group	325,141	$994
Ferguson PLC	2,584	288
Finsbury Food Group PLC	134,390	111
GSK PLC	304,859	6,537
Howden Joinery Group PLC	9,726	71
HSBC Holdings PLC	182,427	1,187
Imperial Brands PLC	148,116	3,303
Inchcape PLC	35,965	304
J Sainsbury PLC	575,075	1,425
Kingfisher PLC	308,194	914
Land Securities Group PLC	44,500	359
National Grid PLC	113,695	1,453
Premier Foods PLC	509,318	698
QinetiQ Group PLC	414,692	1,851
Reckitt Benckiser Group PLC	14,620	1,095
RELX PLC	22,918	620
Sage Group PLC/The	90,246	696
Tate & Lyle	284,589	2,590
Tesco PLC	616,580	1,913
Unilever PLC	6,651	300
Vodafone Group PLC	422,923	650
Woodside Energy Group *	5,009	106
YouGov PLC	8,551	89
		41,565

United States — 0.1%
QIAGEN NV *	7,592	358
Taro Pharmaceutical Industries Ltd *	2,122	77
		435

Total Common Stock
(Cost $304,839) ($ Thousands)		325,130

PREFERRED STOCK — 0.1%
Germany — 0.1%
Draegerwerk AG & Co KGaA(B)	8,845	459
Total Preferred Stock
(Cost $491) ($ Thousands)		459

AFFILIATED PARTNERSHIP — 5.3%
SEI Liquidity Fund, L.P.
1.330% **†(C)	17,801,948	17,803

Total Affiliated Partnership
(Cost $17,803) ($ Thousands)		17,803

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	5,942,529	$5,943

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)
Total Cash Equivalent
(Cost $5,943) ($ Thousands)		$5,943

Total Investments in Securities — 102.8%
(Cost $329,076) ($ Thousands)		$349,335

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	49	Sep-2022	$1,807	$1,763	$(40)
FTSE 100 Index	8	Sep-2022	700	692	(3)
Hang Seng Index	1	Jul-2022	139	138	(1)
SPI 200 Index	3	Sep-2022	336	333	–
TOPIX Index	10	Sep-2022	1,395	1,377	(16)
			$4,377	$4,303	$(60)

Percentages are based on Net Assets of $339,907 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $16,305 ($ Thousands).
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $17,803.

ADR — American Depositary Receipt
Cl — Class
FTSE— Financial Times Stock Exchange
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPI — Share Price Index
TOPIX- Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	325,130	–	–	325,130
Preferred Stock	459	–	–	459
Affiliated Partnership	–	17,803	–	17,803
Cash Equivalent	5,943	–	–	5,943
Total Investments in Securities	331,532	17,803	–	349,335

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(60)	–	–	(60)
Total Other Financial Instruments	(60)	–	–	(60)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed International Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,946	$100,250	$(102,394)	$—	$1	$17,803	17,801,948	$129	$—
SEI Daily Income Trust, Government Fund, Cl F	8,193	27,568	(29,818)	—	—	5,943	5,942,529	5	—
Totals	$28,139	$127,818	$(132,212)	$—	$1	$23,746		$134	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.1%

Real Estate — 97.1%
Acadia Realty Trust ‡	54,632	$853
Alexandria Real Estate Equities Inc ‡	9,890	1,434
American Homes 4 Rent, Cl A ‡	69,669	2,469
American Tower Corp, Cl A ‡	12,753	3,259
Americold Realty Trust ‡	23,720	712
Apartment Investment and Management, Cl A *‡	22,330	143
Apple Hospitality Inc ‡	36,440	534
AvalonBay Communities Inc ‡	19,500	3,788
Brixmor Property Group Inc ‡	102,418	2,070
CareTrust Inc ‡	17,770	328
Cousins Properties Inc ‡	39,371	1,151
Digital Realty Trust Inc, Cl A ‡	27,750	3,603
Diversified Healthcare Trust ‡	29,503	54
Duke Realty Corp ‡	46,920	2,578
EastGroup Properties Inc ‡	4,220	651
Empire State Realty Trust Inc, Cl A ‡	48,590	342
Equinix Inc ‡	8,992	5,908
Equity Residential ‡	47,380	3,422
Extra Space Storage Inc ‡	8,524	1,450
Federal Realty OP ‡	6,020	576
First Industrial Realty Trust Inc ‡	34,998	1,662
Hudson Pacific Properties Inc ‡	20,820	309
Invitation Homes Inc ‡	98,080	3,490
JBG SMITH Properties ‡	39,311	929
Kilroy Realty Corp ‡	28,980	1,516
Life Storage Inc ‡	23,770	2,654
Medical Properties Trust Inc ‡	40,600	620
Mid-America Apartment Communities Inc ‡	15,813	2,762
Omega Healthcare Investors Inc ‡	12,625	356
Park Hotels & Resorts Inc ‡	34,680	471
Prologis Inc ‡	58,240	6,852
Public Storage ‡	15,930	4,981
Rexford Industrial Realty Inc ‡	29,638	1,707
RPT Realty ‡	67,000	659
Ryman Hospitality Properties Inc *‡	7,393	562
Sabra Health Care Inc ‡	56,665	792
SBA Communications Corp, Cl A ‡	4,710	1,507
Simon Property Group Inc ‡	25,840	2,453
Sun Communities Inc ‡	19,400	3,092
Sunstone Hotel Investors Inc *‡	44,580	442
UDR Inc ‡	56,214	2,588
Urban Edge Properties ‡	22,980	349
Ventas Inc ‡	77,030	3,962
Veris Residential Inc *‡	52,125	690
Welltower Inc ‡	32,190	2,651
WeWork Inc, Cl A *‡(A)	22,724	114
Xenia Hotels & Resorts Inc *‡	62,470	908

		84,403

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Total Common Stock
(Cost $68,650) ($ Thousands)		$84,403

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.330% **†(B)	132,341	132

Total Affiliated Partnership
(Cost $132) ($ Thousands)		132

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	2,371,170	2,371

Total Cash Equivalent
(Cost $2,371) ($ Thousands)		2,371

Total Investments in Securities — 100.0%
(Cost $71,153) ($ Thousands)		$86,906

Percentages are based on Net Assets of $86,920 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $114 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $132 ($ Thousands).

Cl — Class
L.P. — Limited Partnership

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	84,403	–	–	84,403
Affiliated Partnership	–	132	–	132
Cash Equivalent	2,371	–	–	2,371
Total Investments in Securities	86,774	132	–	86,906

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$1,260	$(1,127)	$—	$(1)	$132	132,341	$1	$—
SEI Daily Income Trust, Government Fund, Cl F	2,210	50,444	(50,283)	—	—	2,371	2,371,170	3	—
Totals	$2,210	$51,704	$(51,410)	$—	$(1)	$2,503		$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 34.0%
Agency Mortgage-Backed Obligations — 28.4%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$227	$240
7.000%, 05/01/2024 to 03/01/2039	63	69
6.500%, 10/01/2031 to 09/01/2039	125	133
6.000%, 09/01/2022 to 09/01/2038	162	176
5.500%, 01/01/2024 to 06/01/2052	721	752
5.000%, 05/01/2033 to 07/01/2052	5,393	5,598
4.500%, 04/01/2035 to 05/01/2052	8,233	8,359
4.000%, 01/01/2035 to 06/01/2052	22,477	22,479
3.500%, 12/01/2033 to 05/01/2052	48,419	47,394
3.000%, 03/01/2031 to 06/01/2052	34,250	32,332
2.823%, 04/01/2052	1,490	1,514
2.617%, 04/01/2052	698	707
2.500%, 10/01/2031 to 04/01/2052	45,753	41,681
2.000%, 04/01/2041 to 02/01/2052	46,633	40,941
1.500%, 10/01/2041 to 12/01/2050	10,439	8,690
0.000%, 07/15/2031(A)	265	199
FHLMC ARM
4.303%, SOFR30A + 2.130%, 07/01/2052(B)	532	536
3.912%, SOFR30A + 2.130%, 07/01/2052(B)	432	432
3.431%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(B)	605	609
3.083%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(B)	275	273
3.007%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(B)	1,526	1,503
2.874%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(B)	515	509
2.804%, ICE LIBOR USD 12 Month + 1.641%, 05/01/2049(B)	345	344
2.425%, ICE LIBOR USD 12 Month + 1.638%, 09/01/2045(B)	1,335	1,341
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	43	44
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	18	20
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	189	202
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	497	535
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.106%, 02/15/2037(B)	39	5
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	113	121
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.706%, 05/15/2038(B)	6	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.906%, 01/15/2040(B)	$26	$3
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.626%, 10/15/2041(B)	221	27
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,049	997
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	281	270
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	179	9
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.726%, 08/15/2039(B)	406	43
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	305	18
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	56	9
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.926%, 09/15/2042(B)	194	21
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	322	296
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	70	61
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	121	6
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.135%, 02/15/2038(B)	14	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.676%, 05/15/2044(B)	43	6
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.999%, 04/15/2041(B)	151	6
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	522	495
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	212	213
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.676%, 12/15/2046(B)	310	40
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,803	1,610
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,431	1,382
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	10	10
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,024	986
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	192	186
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	521	504
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	203	193
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	476	456

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	$60	$60
FHLMC CMO, Ser 2018-4846, Cl PF
1.674%, ICE LIBOR USD 1 Month + 0.350%, 12/15/2048(B)	80	79
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	683	660
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	851	142
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	764	120
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	289	41
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	3,136	554
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	358	57
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	535	75
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	156	23
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	731	118
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,605	468
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	549	73
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,102	145
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,161	1,008
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	468	407
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,049	149
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	572	531
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	862	808
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	759	731
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	2,050
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	445
FHLMC Multifamily Structured Pass Through Certificates, Ser K141, Cl A2
2.250%, 02/25/2032	1,035	920
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.181%, 05/25/2023(B)	30,294	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	$280	$279
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.740%, 03/25/2027(B)	4,651	113
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(B)	4,850	341
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.015%, 06/25/2029(B)	1,993	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.373%, 06/25/2029(B)	700	53
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.814%, 04/25/2030(B)	1,296	133
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.035%, 08/25/2023(B)	6,353	51
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.432%, 07/25/2026(B)	1,023	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.657%, 12/25/2027(B)	2,997	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.028%, 05/25/2028(B)	4,000	187
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.343%, 06/25/2027(B)	1,557	56
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	570
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	710	622
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	316
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	562
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
3.924%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(B)(C)	590	527
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.497%, 10/25/2037(B)	66	63

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.500%, 10/01/2037 to 04/01/2039	$77	$86
7.000%, 09/01/2026 to 02/01/2039	307	330
6.500%, 05/01/2027 to 05/01/2040	106	112
6.000%, 02/01/2023 to 07/01/2041	1,144	1,233
5.500%, 02/01/2035 to 09/01/2056	3,375	3,585
5.000%, 07/01/2033 to 07/01/2052	11,390	11,861
4.500%, 04/01/2025 to 08/01/2058	21,795	22,248
4.206%, 07/01/2052	1,019	1,017
4.200%, 01/01/2029	775	799
4.000%, 09/01/2033 to 08/01/2059	42,951	42,989
3.820%, 07/01/2027	112	111
3.790%, 12/01/2025	1,465	1,466
3.500%, 05/01/2033 to 05/01/2052	47,040	45,894
3.468%, 03/01/2030	98	97
3.450%, 03/01/2029	58	58
3.250%, 05/01/2029	59	58
3.160%, 05/01/2029	182	178
3.020%, 06/01/2024 to 05/01/2026	1,540	1,535
3.000%, 12/01/2031 to 07/01/2060	93,272	88,346
2.930%, 06/01/2030	77	73
2.900%, 11/01/2029	500	478
2.820%, 07/01/2027	562	547
2.500%, 03/01/2035 to 07/01/2061	86,414	78,913
2.455%, 04/01/2040	1,920	1,513
2.149%, 02/01/2032(B)	239	212
2.000%, 05/01/2036 to 03/01/2052	101,913	89,493
1.850%, 09/01/2035	582	518
1.500%, 12/01/2035 to 03/01/2051	22,442	18,883
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.521%, 09/25/2022(B)	1,394	–
FNMA ARM
2.478%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(B)	876	891
2.240%, 12 Month Treas Avg + 1.929%, 11/01/2035(B)	176	183
2.178%, 12 Month Treas Avg + 1.848%, 10/01/2035(B)	42	44
2.167%, 12 Month Treas Avg + 1.854%, 10/01/2035(B)	197	204
2.159%, 12 Month Treas Avg + 1.859%, 11/01/2035(B)	37	38
2.072%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(B)	289	294
1.611%, 12/01/2051(B)	299	277
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	107	107
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	52	52
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	134	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
5.076%, 11/25/2036(B)	$233	$18
FNMA CMO, Ser 2009-103, Cl MB
2.813%, 12/25/2039(B)	21	22
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	473	413
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	947	1,013
FNMA CMO, Ser 2011-87, Cl SG, IO
4.926%, 04/25/2040(B)	65	3
FNMA CMO, Ser 2011-96, Cl SA, IO
4.926%, 10/25/2041(B)	535	55
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	20	1
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	108	3
FNMA CMO, Ser 2012-133, Cl CS, IO
4.526%, 12/25/2042(B)	137	20
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	363	331
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	8	8
FNMA CMO, Ser 2012-35, Cl SC, IO
4.876%, 04/25/2042(B)	116	17
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	120	130
FNMA CMO, Ser 2012-74, Cl SA, IO
5.026%, 03/25/2042(B)	155	14
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	12	11
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	24	21
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,298	1,203
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	312	290
FNMA CMO, Ser 2013-124, Cl SB, IO
4.326%, 12/25/2043(B)	227	29
FNMA CMO, Ser 2013-126, Cl CS, IO
4.526%, 09/25/2041(B)	185	16
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,689
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	413	380
FNMA CMO, Ser 2013-54, Cl BS, IO
4.526%, 06/25/2043(B)	87	13
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	36	2
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	227	15
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	145	158

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-9, Cl SA, IO
4.526%, 03/25/2042(B)	$191	$15
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,109	1,174
FNMA CMO, Ser 2014-47, Cl AI, IO
1.146%, 08/25/2044(B)	98	4
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	233	220
FNMA CMO, Ser 2015-55, Cl IO, IO
0.947%, 08/25/2055(B)	263	9
FNMA CMO, Ser 2015-56, Cl AS, IO
4.526%, 08/25/2045(B)	34	5
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	254	241
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,507	1,429
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	82	82
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,496	1,411
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,861	2,563
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	571	555
FNMA CMO, Ser 2017-76, Cl SB, IO
4.476%, 10/25/2057(B)	865	120
FNMA CMO, Ser 2017-85, Cl SC, IO
4.576%, 11/25/2047(B)	277	28
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,040	1,006
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	239	233
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	781	747
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	324	321
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	279	260
FNMA CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	1,233	1,233
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	975	951
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	376	360
FNMA CMO, Ser 2019-79, Cl FA
2.124%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(B)	1,417	1,415
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	696	110
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	416	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	$1,434	$1,287
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	479	438
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	755
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	585	93
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	348	56
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,009	198
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,771	369
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,182	215
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	2,132	388
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	776	131
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	178	29
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	2,028	1,765
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,173	1,057
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	1,757	1,665
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
3.924%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	241	241
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.724%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(C)	327	324
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
4.224%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(B)	401	399
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.624%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2024(B)	1,488	1,483
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
5.874%, ICE LIBOR USD 1 Month + 4.250%, 01/25/2031(B)	540	531
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	656	145
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	142	22

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	$185	$33
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	183	9
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	770	728
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,122	1,114
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,600	305
FNMA TBA
5.500%, 09/01/2037	9,550	9,851
5.000%, 09/01/2037 to 08/15/2052	45,490	46,228
4.500%, 10/15/2033 to 08/15/2052	15,913	15,951
4.000%, 07/13/2039 to 08/13/2039	19,246	18,977
3.500%, 08/01/2040 to 06/15/2052	15,855	15,243
3.000%, 07/15/2052	48,884	45,519
2.500%, 07/15/2037 to 08/15/2051	95,610	86,048
FNMA, Ser 2014-M8, Cl X2, IO
0.400%, 06/25/2024(B)	4,000	17
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(B)	308	301
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	100
FNMA, Ser M36, Cl X1, IO
1.553%, 09/25/2034(B)	588	51
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
3.270%, ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(B)(C)	709	704
GNMA
8.000%, 11/15/2029 to 09/15/2030	30	31
7.500%, 03/15/2029 to 10/15/2037	37	40
7.000%, 09/15/2031	15	16
6.500%, 07/15/2028 to 12/15/2035	832	888
6.000%, 12/15/2028 to 10/20/2040	1,448	1,555
5.510%, 07/20/2060(B)	1	1
5.000%, 12/20/2039 to 03/20/2049	5,719	5,932
4.700%, 09/20/2061(B)	92	93
4.533%, 01/20/2069(B)	11	11
4.500%, 04/20/2041 to 12/20/2050	6,761	6,946
4.000%, 06/20/2047 to 11/20/2050	10,432	10,501
3.630%, 04/20/2063(B)	11	11
3.500%, 01/20/2046 to 10/20/2050	11,454	11,279
3.000%, 09/15/2042 to 02/20/2052	11,762	11,184
2.500%, 03/20/2051 to 04/20/2051	1,325	1,207
2.000%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2034(B)	95	95
2.000%, 09/16/2061	2,200	1,586

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2007-17, Cl IB, IO
4.655%, 04/20/2037(B)	$287	$24
GNMA CMO, Ser 2007-51, Cl SG, IO
4.985%, 08/20/2037(B)	36	3
GNMA CMO, Ser 2007-78, Cl SA, IO
5.021%, 12/16/2037(B)	367	24
GNMA CMO, Ser 2009-66, Cl XS, IO
5.291%, 07/16/2039(B)	207	14
GNMA CMO, Ser 2010-4, Cl NS, IO
4.881%, 01/16/2040(B)	2,347	305
GNMA CMO, Ser 2010-85, Cl HS, IO
5.055%, 01/20/2040(B)	7	–
GNMA CMO, Ser 2010-H11, Cl FA
2.023%, ICE LIBOR USD 1 Month + 1.000%, 06/20/2060(B)	314	314
GNMA CMO, Ser 2010-H27, Cl FA
1.183%, ICE LIBOR USD 1 Month + 0.380%, 12/20/2060(B)	881	872
GNMA CMO, Ser 2010-H28, Cl FE
1.203%, ICE LIBOR USD 1 Month + 0.400%, 12/20/2060(B)	301	298
GNMA CMO, Ser 2011-H08, Cl FG
1.283%, ICE LIBOR USD 1 Month + 0.480%, 03/20/2061(B)	301	298
GNMA CMO, Ser 2011-H08, Cl FD
1.303%, ICE LIBOR USD 1 Month + 0.500%, 02/20/2061(B)	146	145
GNMA CMO, Ser 2011-H09, Cl AF
1.303%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(B)	219	217
GNMA CMO, Ser 2012-141, Cl WA
4.526%, 11/16/2041(B)	191	196
GNMA CMO, Ser 2012-34, Cl SA, IO
4.455%, 03/20/2042(B)	274	38
GNMA CMO, Ser 2012-43, Cl SN, IO
5.091%, 04/16/2042(B)	47	7
GNMA CMO, Ser 2012-98, Cl SA, IO
4.591%, 08/16/2042(B)	115	16
GNMA CMO, Ser 2012-H25, Cl FA
1.503%, ICE LIBOR USD 1 Month + 0.700%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.769%, 10/20/2062(B)	684	20
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	99	10
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	287	45
GNMA CMO, Ser 2014-5, Cl SP, IO
4.641%, 06/16/2043(B)	89	5
GNMA CMO, Ser 2014-H10, Cl TA
1.403%, ICE LIBOR USD 1 Month + 0.600%, 04/20/2064(B)	441	437

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	$77	$13
GNMA CMO, Ser 2015-H10, Cl FC
1.283%, ICE LIBOR USD 1 Month + 0.480%, 04/20/2065(B)	273	270
GNMA CMO, Ser 2015-H18, Cl FA
1.253%, ICE LIBOR USD 1 Month + 0.450%, 06/20/2065(B)	136	134
GNMA CMO, Ser 2015-H20, Cl FA
1.273%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(B)	194	192
GNMA CMO, Ser 2016-135, Cl SB, IO
4.591%, 10/16/2046(B)	214	39
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	565	545
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.220%, 07/20/2067(B)	494	30
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.617%, 09/20/2067(B)	3,337	94
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.040%, 10/20/2067(B)	242	15
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.587%, 11/20/2067(B)	109	5
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	532	508
GNMA CMO, Ser 2018-H06, Cl PF
1.103%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(B)	319	316
GNMA CMO, Ser 2018-H07, Cl FD
1.103%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(B)	576	569
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	410	408
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	293	291
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	340	329
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	675	95
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	261	36
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	338	47
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	262	37
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	259	37
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	973	140
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	178	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	$339	$40
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,198	251
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	596	93
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	237	40
GNMA CMO, Ser 2020-H09, Cl NF
2.053%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(B)	268	271
GNMA CMO, Ser 2020-H09, Cl FL
1.953%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(B)	613	616
GNMA CMO, Ser 2020-H12, Cl F
1.303%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(B)	56	55
GNMA CMO, Ser 2020-H13, Cl FA
1.253%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(B)	627	612
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	462	53
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,152	155
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,363	1,218
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	480	89
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,546	230
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	953	143
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,375	2,162
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,676	1,582
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	4,456	3,918
GNMA TBA
4.500%, 07/15/2039 to 08/15/2039	11,500	11,635
4.000%, 07/01/2039 to 08/01/2039	3,400	3,383
3.500%, 07/15/2052 to 07/15/2052	2,188	2,124
3.000%, 07/15/2052	1,321	1,245
2.500%, 07/01/2045	17,350	15,875
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	811	680
GNMA, Ser 107, Cl AD
2.851%, 11/16/2047(B)	239	227
GNMA, Ser 110, Cl IO, IO
0.879%, 11/16/2063(B)	2,443	185
GNMA, Ser 2012-112, Cl IO, IO
0.132%, 02/16/2053(B)	458	2

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-152, Cl IO, IO
0.605%, 01/16/2054(B)	$2,664	$48
GNMA, Ser 2012-27, Cl IO, IO
0.456%, 04/16/2053(B)	704	4
GNMA, Ser 2013-96, Cl IO, IO
0.111%, 10/16/2054(B)	649	2
GNMA, Ser 2014-47, Cl IA, IO
0.145%, 02/16/2048(B)	56	–
GNMA, Ser 2014-50, Cl IO, IO
0.651%, 09/16/2055(B)	266	8
GNMA, Ser 2014-92, Cl IX, IO
0.111%, 05/16/2054(B)	2,980	20
GNMA, Ser 2015-5, Cl IK, IO
0.330%, 11/16/2054(B)	2,755	34
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	179	173
GNMA, Ser 3, Cl IO, IO
0.641%, 02/16/2061(B)	695	42
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	210
GNMA, Ser 41, Cl IO, IO
0.652%, 07/16/2058(B)	730	25
GNMA, Ser 59, Cl IO, IO
0.572%, 02/16/2062(B)	3,485	201
GNMA, Ser 60, Cl IO, IO
0.816%, 05/16/2063(B)	2,320	158
UMBS TBA
2.000%, 07/15/2037 to 07/15/2052	71,063	61,827

		1,101,146
Non-Agency Mortgage-Backed Obligations — 5.6%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.579%, 02/25/2035(B)	14	14
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
1.904%, ICE LIBOR USD 1 Month + 0.280%, 03/25/2037(B)	1	1
Alen Mortgage Trust, Ser ACEN, Cl A
2.474%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(B)(C)	885	850
Alternative Loan Trust, Ser 2006-18CB, Cl A6
22.106%, 07/25/2036(B)	153	167
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.086%, ICE LIBOR USD 6 Month + 2.000%, 02/25/2045(B)	10	10
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.062%, ICE LIBOR USD 6 Month + 2.000%, 06/25/2045(B)	603	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.836%, ICE LIBOR USD 6 Month + 1.750%, 11/25/2045(B)	$733	$386
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.024%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2046(B)	2,247	2,058
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049(B)(C)	31	31
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(C)	337	324
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(C)	128	123
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(C)	554	473
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(C)	5,315	5,097
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(C)	615	502
AREIT Trust, Ser CRE3, Cl A
2.718%, TSFR1M + 1.384%, 09/14/2036(B)(C)	1,010	1,000
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(C)	1,790	1,731
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
6.025%, 08/10/2045(B)(C)	1,546	495
BANK 2022, Ser BNK40, Cl A4
3.507%, 03/15/2064(B)	605	564
Barclays Commercial Mortgage Trust, Ser C3, Cl A3
3.319%, 05/15/2052	110	103
Bayview MSR Opportunity Master Fund Trust, Ser 2022-2, Cl A1
3.000%, 12/25/2051(B)(C)	1,933	1,716
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	221	222
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	637
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	532	511
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
1.406%, 03/28/2037(B)(C)	7	6

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.078%, 05/25/2034(B)	$4	$4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.668%, 10/25/2033(B)	272	258
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
6.026%, 11/25/2035(B)	2,415	544
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	645	578
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
1.764%, ICE LIBOR USD 1 Month + 0.140%, 03/25/2037(B)	2,613	2,266
Benchmark Mortgage Trust, Ser B31, Cl A5
2.669%, 12/15/2054	1,274	1,113
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	935	875
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	770	735
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)	413	407
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)	286	278
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(C)	1,540	1,415
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
3.324%, ICE LIBOR USD 1 Month + 2.000%, 10/15/2036(B)(C)	2,303	2,211
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.244%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(C)	4,653	4,571
BX Commercial Mortgage Trust, Ser XL2, Cl A
2.013%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)(C)	965	919
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	1,200	1,072
BX Trust, Ser MMP, Cl A
2.324%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(B)(C)	483	469
BX, Ser MFM1, Cl A
2.024%, ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(B)(C)	735	706
Cali Mortgage Trust, Ser 101C, Cl A
3.957%, 03/10/2039(C)	1,280	1,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(C)	$52	$–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	302
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.931%, 08/15/2050(B)	7,535	242
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	357
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	296	291
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(B)(C)	2,840	2,418
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039(B)(C)	2,960	2,433
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.124%, 02/25/2037(B)	4	4
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.515%, 02/25/2037(B)	6	6
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.211%, 06/25/2035(B)	6	6
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(C)	62	61
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(C)	1,341	1,220
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(C)	240	235
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,438
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(B)	5	5
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(B)(C)	1,807	1,544
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(C)	787	681
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(B)	15	15
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	129

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.237%, 10/10/2046(B)	$70	$57
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	120	116
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(C)	299	295
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	235
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.238%, 03/10/2047(B)	1,388	18
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	281
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.242%, 02/10/2048(B)	5,448	119
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(C)	410	395
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(C)	1,230	1,164
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	1,833	1,837
COMM Mortgage Trust, Ser CR14, Cl B
4.742%, 02/10/2047(B)	850	848
COMM Mortgage Trust, Ser CR26, Cl C
4.621%, 10/10/2048(B)	870	830
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,413
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046(B)	590	588
COMM Mortgage Trust, Ser LC19, Cl A3
2.922%, 02/10/2048	943	914
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	359
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	536	532
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	1,560	1,553
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	717
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	250	249
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	584
Commercial Mortgage Trust, Ser PF1, Cl A5
2.522%, 11/15/2054	480	416

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
3.674%, ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(B)(C)	$251	$246
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	14	14
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.672%, 10/25/2033(B)	466	449
Credit Suisse Mortgage Trust, Ser NXSR, Cl A4
3.795%, 12/15/2049(B)	730	710
Credit Suisse Mortgage Trust, Ser RIO, Cl A
4.348%, ICE LIBOR USD 1 Month + 3.024%, 12/15/2022(B)(C)	3,782	3,765
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	499	488
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,049	925
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	1,013	1,004
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(C)	290	227
CSMC Trust, Ser 2017-CHOP, Cl G
6.674%, ICE LIBOR USD 1 Month + 5.350%, 07/15/2032(B)(C)	1,000	882
CSMC Trust, Ser 2017-PFHP, Cl A
2.274%, ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(B)(C)	1,190	1,180
CSMC Trust, Ser 2017-RPL1, Cl M2
2.963%, 07/25/2057(B)(C)	1,760	1,499
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(C)	2,189	2,025
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(C)	710	664
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(C)	1,851	1,736
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(C)	519	488
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(C)	1,787	1,635
CSMC, Ser 2014-11R, Cl 9A2
1.286%, ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(B)(C)	1,954	1,565
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	2,135	2,018
CSMC, Ser 2015-5R, Cl 1A1
1.244%, 09/27/2046(B)(C)	52	52

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2021-2R, Cl 1A1
2.870%, ICE LIBOR USD 1 Month + 1.750%, 07/25/2047(B)(C)	$909	$880
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(B)(C)	1,571	1,408
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(C)	1,175	1,158
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
5.099%, 01/10/2034(B)(C)	315	307
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,240	1,091
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.412%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(B)	271	253
EQUS Mortgage Trust, Ser EQAZ, Cl A
2.079%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(B)(C)	816	779
EQUS Mortgage Trust, Ser EQAZ, Cl B
2.424%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(B)(C)	790	752
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(C)	148	136
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(C)	95	94
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(B)(C)	1,796	1,599
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(B)(C)	371	362
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(B)(C)	1,116	993
GNMA
3.500%, 02/20/2052 to 06/20/2052	1,584	1,539
3.000%, 10/20/2046 to 04/20/2052	10,333	9,736
2.500%, 11/20/2051 to 12/20/2051	8,712	8,001
GPMT, Ser FL3, Cl A
2.862%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(B)(C)	946	929
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(C)	1,310	1,301
GS Mortgage Securities II, Ser GC30, Cl B
4.161%, 05/10/2050(B)	480	463
GS Mortgage Securities II, Ser SRP5, Cl A
3.124%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(B)(C)	2,688	2,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(B)	$270	$267
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	977	973
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	654
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	415	414
GS Mortgage Securities Trust, Ser GC47, Cl A5
2.377%, 05/12/2053	299	260
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	865
GS Mortgage Securities Trust, Ser ROSS, Cl A
2.475%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(B)(C)	2,170	2,093
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	2,322	2,286
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(C)	883	832
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(C)	11	10
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.633%, 10/25/2033(B)	106	107
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	9	9
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	3
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.718%, 05/19/2034(B)	424	409
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,225	1,105
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(B)(C)	1,240	1,103
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(C)	779	762

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(B)(C)	$756	$643
JP Morgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(B)(C)	518	442
JP Morgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(C)	1,875	1,669
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047(B)	130	129
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.702%, 09/15/2047(B)	120	110
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	339	335
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,749	1,692
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	561
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	605	602
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	923
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl A4
4.199%, 01/15/2047	210	210
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	410
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.450%, 06/12/2043(B)	231	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.722%, 02/15/2051(B)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.719%, 07/15/2047(B)	380	355
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031(B)(C)	1,305	1,294
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	1,500	1,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	$908	$904
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.091%, 08/25/2034(B)	27	27
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.284%, 11/25/2033(B)	11	11
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.352%, 05/25/2045(B)(C)	44	44
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(C)	106	100
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(C)	331	311
JPMorgan Mortgage Trust, Ser 2019-8, Cl A3A
3.000%, 03/25/2050(B)(C)	14	13
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(C)	175	163
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(C)	570	534
Lehman XS Trust, Ser 2007-16N, Cl 2A2
3.324%, ICE LIBOR USD 1 Month + 1.700%, 09/25/2047(B)	4,082	3,705
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(C)	2	2
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(C)	1,097	774
Med Trust, Ser MDLN, Cl A
2.275%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(B)(C)	1,314	1,256
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
2.424%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2053(B)(C)	158	157
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
1.368%, ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(B)(C)	280	275
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
2.374%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)(C)	780	769
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.005%, 07/25/2033(B)	8	8

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(C)	$610	$562
MHC Trust, Ser MHC2, Cl A
2.174%, ICE LIBOR USD 1 Month + 0.850%, 05/15/2023(B)(C)	1,250	1,200
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	791	744
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(C)	965	830
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(B)(C)	11	5
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(B)	83	40
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(B)	18	17
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	760	753
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	389
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	79
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	246
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	975
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(B)	54	24
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.096%, 11/15/2049(B)	2,913	94
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
2.174%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(B)(C)	36	35
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
2.974%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(B)(C)	1,508	1,454
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	480
Morgan Stanley Capital I, Ser L8, Cl A5
3.922%, 04/15/2055(B)	312	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Ser L8, Cl AS
3.922%, 04/15/2055(B)	$580	$535
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(C)	6,073	5,189
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(B)(C)	620	582
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(C)	609	601
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(C)	178	172
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
2.374%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(B)(C)	1,957	1,936
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(C)	59	57
OBX Trust, Ser 2020-EXP1, Cl 2A1A
2.374%, ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(B)(C)	24	24
OBX Trust, Ser 2020-EXP3, Cl 2A1A
2.524%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(B)(C)	105	105
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(C)	558	484
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	1,657	1,445
Oceanview Mortgage Trust, Ser 2021-1, Cl A1
3.000%, 12/25/2051(B)(C)	817	725
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	1,570	1,357
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
2.224%, ICE LIBOR USD 1 Month + 0.600%, 07/25/2037(B)	3,508	3,405
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	8	8
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	2	2
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(C)	713	627
Radnor RE, Ser 2018-1, Cl M2
4.324%, ICE LIBOR USD 1 Month + 2.700%, 03/25/2028(B)(C)	7,270	7,212
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(C)	2,150	1,837
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(B)(C)	412	352

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(B)(C)	$302	$274
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(C)	928	826
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(B)(C)	445	438
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(C)	515	440
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(C)	655	557
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.842%, 12/25/2034(B)	203	183
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(C)	402	394
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(C)	2,470	2,220
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(C)	2,840	2,592
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.014%, 10/25/2048(B)(C)	1,190	1,117
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(C)	390	316
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(C)	75	61
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044(C)	291	289
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(C)	323	304
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(C)	139	138
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(C)	227	221
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(C)	271	263
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
1.814%, ICE LIBOR USD 1 Month + 0.190%, 09/25/2047(B)	3,368	3,108
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.363%, 07/25/2033(B)	31	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
2.314%, 12/25/2033(B)	$13	$13
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	630	591
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.606%, 12/10/2045(B)(C)	670	631
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)	365	363
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(B)(C)	219	219
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(C)	322	314
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(C)	344	338
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)	137	130
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(C)	434	396
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(C)	844	763
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(C)	601	531
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(C)	1,046	939
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(C)	774	697
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(C)	467	455
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(C)	455	433
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(C)	274	264
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/2030(B)(C)	987	986
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030(C)	110	110
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.499%, 10/25/2033(B)	22	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.467%, 08/25/2033(B)	13	12
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.529%, 09/25/2033(B)	23	22

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
12.998%, 06/25/2033(B)	$3	$3
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	56	53
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.081%, 06/25/2034(B)	12	12
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	66	65
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
3.184%, ICE LIBOR USD 1 Month + 1.560%, 10/25/2045(B)	187	182
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.144%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(B)	3,771	3,466
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
1.176%, 12 Month Treas Avg + 0.700%, 02/25/2047(B)	1,076	948
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.176%, 12 Month Treas Avg + 0.700%, 01/25/2047(B)	677	559
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(B)(C)	144	140
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045(B)	780	779
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.434%, 07/15/2046(B)	20	19
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	557
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.364%, 11/15/2059(B)	4,661	182
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
3.070%, 05/25/2035(B)	1,400	1,218
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.309%, 05/15/2045(B)(C)	767	4
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(B)	110	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	$300	$289
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	260	258

		216,567
Total Mortgage-Backed Securities
(Cost $1,393,402) ($ Thousands)		1,317,713

CORPORATE OBLIGATIONS — 32.2%
Communication Services — 3.3%
Alphabet
2.050%, 08/15/2050	150	101
1.900%, 08/15/2040	250	179
1.100%, 08/15/2030	240	197
0.800%, 08/15/2027 (D)	220	191
0.450%, 08/15/2025 (D)	110	101
Altice France
5.500%, 10/15/2029 (C)(D)	210	160
AT&T
5.550%, 08/15/2041 (D)	130	134
5.350%, 09/01/2040	130	128
5.250%, 03/01/2037 (D)	2,420	2,494
5.150%, 03/15/2042	25	24
4.850%, 03/01/2039	750	718
4.750%, 05/15/2046	1,600	1,481
4.500%, 05/15/2035	445	423
4.350%, 03/01/2029	300	295
4.350%, 06/15/2045	350	306
3.800%, 02/15/2027 (D)	318	312
3.800%, 12/01/2057	5,741	4,434
3.650%, 06/01/2051	243	190
3.650%, 09/15/2059	778	583
3.550%, 09/15/2055 (D)	469	351
3.500%, 06/01/2041	323	258
3.500%, 09/15/2053	4,823	3,656
3.500%, 02/01/2061	316	230
3.300%, 02/01/2052 (D)	565	415
3.100%, 02/01/2043	476	354
2.550%, 12/01/2033	1,745	1,416
2.300%, 06/01/2027	750	685
2.250%, 02/01/2032	60	49
1.700%, 03/25/2026 (D)	2,647	2,419
1.650%, 02/01/2028	2,005	1,735
CCO Holdings
4.750%, 02/01/2032 (C)(D)	250	205
4.500%, 08/15/2030 (C)	50	42
4.500%, 05/01/2032	1,240	1,004

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.834%, 10/23/2055 (D)	$70	$70
6.484%, 10/23/2045	110	107
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	1,097	983
5.500%, 04/01/2063 (D)	320	272
5.375%, 04/01/2038	663	589
5.375%, 05/01/2047	191	163
5.250%, 04/01/2053 (D)	1,650	1,394
5.125%, 07/01/2049	160	132
4.908%, 07/23/2025	2,534	2,540
4.800%, 03/01/2050	2,410	1,910
4.400%, 04/01/2033 (D)	800	714
4.200%, 03/15/2028 (D)	1,263	1,180
3.900%, 06/01/2052	836	580
3.750%, 02/15/2028 (D)	85	78
3.500%, 06/01/2041	401	281
3.500%, 03/01/2042	917	636
Comcast
7.050%, 03/15/2033	90	108
6.500%, 11/15/2035	97	113
4.950%, 10/15/2058 (D)	60	60
4.400%, 08/15/2035	1,770	1,715
4.250%, 10/15/2030 (D)	730	720
4.200%, 08/15/2034	220	212
4.150%, 10/15/2028 (D)	2,220	2,214
4.000%, 08/15/2047	90	78
4.000%, 03/01/2048	70	61
3.999%, 11/01/2049	259	226
3.969%, 11/01/2047	418	361
3.950%, 10/15/2025	90	90
3.750%, 04/01/2040 (D)	200	175
3.450%, 02/01/2050 (D)	140	111
3.400%, 04/01/2030 (D)	755	708
3.400%, 07/15/2046	60	48
3.300%, 04/01/2027 (D)	190	184
3.250%, 11/01/2039	60	49
3.150%, 03/01/2026 (D)	390	380
2.937%, 11/01/2056	533	370
2.887%, 11/01/2051	560	400
2.800%, 01/15/2051	280	198
2.650%, 08/15/2062 (D)	756	488
1.500%, 02/15/2031 (D)	2,045	1,644
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	184
DISH DBS
7.750%, 07/01/2026	120	94
5.875%, 11/15/2024 (D)	410	345
5.750%, 12/01/2028 (C)	30	22
5.250%, 12/01/2026 (C)	170	133
5.125%, 06/01/2029	280	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fox
5.476%, 01/25/2039	$520	$505
3.500%, 04/08/2030 (D)	310	281
Level 3 Financing
3.875%, 11/15/2029 (C)	2,165	1,788
3.400%, 03/01/2027 (C)	1,455	1,253
Magallanes
5.391%, 03/15/2062 (C)	758	634
5.141%, 03/15/2052 (C)	9,401	7,891
5.050%, 03/15/2042 (C)	3,367	2,865
4.279%, 03/15/2032 (C)(D)	2,540	2,270
4.054%, 03/15/2029 (C)(D)	1,229	1,126
3.755%, 03/15/2027 (C)	1,123	1,053
3.638%, 03/15/2025 (C)(D)	607	588
Netflix
5.875%, 11/15/2028 (D)	580	567
5.375%, 11/15/2029 (C)	422	399
3.625%, 06/15/2025 (C)	36	34
NTT Finance
1.162%, 04/03/2026 (C)(D)	2,250	2,021
Paramount Global
6.875%, 04/30/2036 (D)	620	647
5.900%, 10/15/2040	455	427
4.750%, 05/15/2025 (D)	457	461
4.200%, 05/19/2032 (D)	970	856
Rogers Communications
4.550%, 03/15/2052 (C)	376	330
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (C)	1,200	1,022
Sprint Spectrum
5.152%, 03/20/2028 (C)	3,552	3,578
4.738%, 03/20/2025 (C)(D)	4,760	4,761
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,187
Telefonica Emisiones
5.213%, 03/08/2047	150	133
T-Mobile USA
4.375%, 04/15/2040	1,730	1,544
3.875%, 04/15/2030	4,800	4,480
3.750%, 04/15/2027	2,195	2,114
3.500%, 04/15/2025 (D)	1,910	1,868
3.500%, 04/15/2031 (C)	1,453	1,255
3.400%, 10/15/2052 (C)	1,230	908
3.375%, 04/15/2029 (C)	3,012	2,635
2.875%, 02/15/2031	446	370
2.700%, 03/15/2032 (C)	70	59
2.625%, 02/15/2029 (D)	330	278
2.550%, 02/15/2031	1,159	975
2.250%, 02/15/2026 (C)(D)	2,920	2,627
Verizon Communications
5.500%, 03/16/2047 (D)	60	65
5.250%, 03/16/2037	805	834

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.862%, 08/21/2046 (D)	$470	$463
4.500%, 08/10/2033	740	721
4.400%, 11/01/2034	2,062	1,976
4.329%, 09/21/2028	1,106	1,100
4.272%, 01/15/2036	78	73
4.125%, 08/15/2046	320	284
4.016%, 12/03/2029 (D)	714	692
4.000%, 03/22/2050	170	147
3.875%, 02/08/2029 (D)	210	203
3.850%, 11/01/2042	610	520
3.700%, 03/22/2061 (D)	954	749
3.550%, 03/22/2051	960	770
3.400%, 03/22/2041	130	106
3.150%, 03/22/2030	360	327
3.000%, 03/22/2027	140	133
2.875%, 11/20/2050	1,420	1,008
2.650%, 11/20/2040	2,223	1,631
2.625%, 08/15/2026 (D)	1,000	945
2.550%, 03/21/2031	2,777	2,374
2.355%, 03/15/2032	2,639	2,188
2.100%, 03/22/2028	400	355
1.750%, 01/20/2031 (D)	718	577
Vmed O2 UK Financing I
4.750%, 07/15/2031 (C)	630	509
Vodafone Group
5.250%, 05/30/2048	1,810	1,722
5.000%, 05/30/2038	152	146
4.875%, 06/19/2049	1,544	1,414
4.375%, 05/30/2028 (D)	670	667
4.250%, 09/17/2050 (D)	121	101
Walt Disney
6.650%, 11/15/2037	235	280
6.200%, 12/15/2034 (D)	65	74
4.700%, 03/23/2050 (D)	355	350
4.625%, 03/23/2040 (D)	765	747
3.600%, 01/13/2051 (D)	1,095	914
2.750%, 09/01/2049	152	108

		129,633

Consumer Discretionary — 1.5%
Amazon.com
4.950%, 12/05/2044	500	523
4.250%, 08/22/2057	110	103
4.050%, 08/22/2047 (D)	380	356
3.950%, 04/13/2052	455	420
3.875%, 08/22/2037	1,290	1,223
3.600%, 04/13/2032	1,836	1,768
3.450%, 04/13/2029 (D)	765	744
3.300%, 04/13/2027 (D)	150	147
3.150%, 08/22/2027 (D)	680	661
3.100%, 05/12/2051 (D)	133	105
2.875%, 05/12/2041	212	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 08/22/2024	$245	$243
2.700%, 06/03/2060	299	203
2.500%, 06/03/2050 (D)	1,157	815
2.100%, 05/12/2031	1,461	1,252
1.650%, 05/12/2028	932	826
1.500%, 06/03/2030	350	291
1.200%, 06/03/2027 (D)	672	598
1.000%, 05/12/2026 (D)	2,069	1,882
0.800%, 06/03/2025	560	521
AutoNation
4.750%, 06/01/2030	523	492
BMW US Capital
3.800%, 04/06/2023 (C)	700	703
Cox Communications
4.800%, 02/01/2035 (C)	890	845
2.600%, 06/15/2031 (C)	915	765
CSC Holdings
4.500%, 11/15/2031 (C)	1,000	771
3.375%, 02/15/2031 (C)	200	148
Daimler Finance North America
2.700%, 06/14/2024 (C)(D)	595	582
0.750%, 03/01/2024 (C)(D)	980	931
Dollar General
3.250%, 04/15/2023	50	50
Ford Motor
5.291%, 12/08/2046 (D)	99	76
4.750%, 01/15/2043	248	177
3.250%, 02/12/2032	480	359
Ford Motor Credit
5.125%, 06/16/2025	400	382
5.113%, 05/03/2029 (D)	420	377
4.950%, 05/28/2027 (D)	850	789
4.250%, 09/20/2022	1,000	998
4.125%, 08/17/2027	200	176
4.000%, 11/13/2030	470	381
3.815%, 11/02/2027	261	222
3.810%, 01/09/2024	300	291
3.625%, 06/17/2031	1,102	854
2.900%, 02/16/2028	200	161
2.900%, 02/10/2029	572	449
2.700%, 08/10/2026 (D)	1,232	1,050
General Motors
6.600%, 04/01/2036	40	40
6.250%, 10/02/2043 (D)	260	248
6.125%, 10/01/2025	320	331
5.950%, 04/01/2049 (D)	80	74
5.400%, 10/02/2023	190	193
5.150%, 04/01/2038	240	209
4.875%, 10/02/2023 (D)	315	318
General Motors Financial
5.000%, 04/09/2027 (D)	969	951
4.350%, 01/17/2027	110	106

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 05/15/2023	$110	$110
4.150%, 06/19/2023	83	83
3.100%, 01/12/2032 (D)	476	383
Hanesbrands
4.875%, 05/15/2026 (C)	210	194
4.625%, 05/15/2024 (C)	30	29
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	150	143
5.375%, 05/01/2025 (C)(D)	460	451
Home Depot
4.250%, 04/01/2046	48	45
3.900%, 12/06/2028	40	40
3.900%, 06/15/2047	60	54
3.750%, 02/15/2024 (D)	66	67
3.625%, 04/15/2052	302	259
3.350%, 04/15/2050	710	576
3.300%, 04/15/2040	475	403
3.250%, 04/15/2032	759	707
3.125%, 12/15/2049	588	457
2.700%, 04/15/2030	320	290
2.500%, 04/15/2027 (D)	280	264
2.375%, 03/15/2051 (D)	484	327
Hyundai Capital America MTN
2.000%, 06/15/2028 (C)	302	254
1.300%, 01/08/2026 (C)	639	567
0.800%, 01/08/2024 (C)	584	555
Las Vegas Sands
3.200%, 08/08/2024	1,980	1,870
2.900%, 06/25/2025	210	187
Lennar
4.750%, 11/29/2027 (D)	410	398
4.500%, 04/30/2024	1,583	1,579
Lowe's
5.000%, 04/15/2040 (D)	725	704
4.500%, 04/15/2030 (D)	200	198
Marriott International
4.625%, 06/15/2030	1,262	1,210
3.500%, 10/15/2032	457	394
2.850%, 04/15/2031	404	335
McDonald's MTN
4.875%, 12/09/2045	260	255
4.450%, 03/01/2047	240	222
4.450%, 09/01/2048	72	67
4.200%, 04/01/2050 (D)	1,259	1,124
3.800%, 04/01/2028	170	167
3.700%, 01/30/2026 (D)	220	219
3.625%, 09/01/2049 (D)	667	551
3.600%, 07/01/2030 (D)	290	276
3.500%, 03/01/2027	510	500
3.500%, 07/01/2027	200	196
3.300%, 07/01/2025 (D)	320	318
1.450%, 09/01/2025	80	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MDC Holdings
6.000%, 01/15/2043 (D)	$30	$24
Newell Brands
4.450%, 04/01/2026	110	105
4.100%, 04/01/2023	278	275
NIKE
3.375%, 03/27/2050 (D)	520	442
3.250%, 03/27/2040	210	180
2.850%, 03/27/2030 (D)	150	138
2.750%, 03/27/2027 (D)	410	395
2.400%, 03/27/2025	260	253
Nissan Motor
4.345%, 09/17/2027 (C)	1,100	1,010
3.522%, 09/17/2025 (C)	1,190	1,126
3.043%, 09/15/2023 (C)(D)	580	570
QVC
4.850%, 04/01/2024 (D)	370	346
Sands China
5.400%, 08/08/2028	320	246
5.125%, 08/08/2025 (D)	1,580	1,325
3.800%, 01/08/2026 (D)	420	337
3.100%, 03/08/2029 (C)(D)	690	488
2.550%, 03/08/2027 (C)(D)	460	335
Starbucks
3.500%, 11/15/2050 (D)	625	489
3.350%, 03/12/2050	120	91
3.000%, 02/14/2032 (D)	1,325	1,152
Tapestry
3.050%, 03/15/2032	519	423
Target
2.950%, 01/15/2052	833	631
2.250%, 04/15/2025 (D)	450	434
Time Warner Cable
7.300%, 07/01/2038	530	553
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037 (D)	268	268
5.875%, 11/15/2040	1,405	1,288
5.500%, 09/01/2041	1,599	1,396
Time Warner Entertainment
8.375%, 07/15/2033	270	312
Toll Brothers Finance
4.375%, 04/15/2023	120	120
Toyota Motor Credit
4.450%, 06/29/2029	772	781
Toyota Motor Credit MTN
3.950%, 06/30/2025	927	930
Virgin Media Secured Finance
5.500%, 05/15/2029 (C)	250	223
VOC Escrow
5.000%, 02/15/2028 (C)	380	305
Volkswagen Group of America Finance
1.250%, 11/24/2025 (C)(D)	1,345	1,204

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.875%, 11/22/2023 (C)	$1,055	$1,011
Wynn Macau
5.625%, 08/26/2028 (C)	500	308
5.125%, 12/15/2029 (C)(D)	200	124

		64,100

Consumer Staples — 1.8%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	650	606
Altria Group
6.200%, 02/14/2059	76	69
5.950%, 02/14/2049	960	841
5.800%, 02/14/2039 (D)	1,190	1,081
4.800%, 02/14/2029	28	27
4.400%, 02/14/2026	514	505
3.875%, 09/16/2046 (D)	240	161
3.400%, 02/04/2041	600	397
2.450%, 02/04/2032 (D)	2,595	1,954
2.350%, 05/06/2025	197	186
Anheuser-Busch
4.900%, 02/01/2046	6,411	6,026
4.700%, 02/01/2036	857	821
3.650%, 02/01/2026 (D)	1,135	1,117
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	645	659
5.450%, 01/23/2039	645	656
4.750%, 01/23/2029	120	122
4.600%, 04/15/2048	1,700	1,526
4.500%, 06/01/2050	670	602
4.375%, 04/15/2038	901	826
4.350%, 06/01/2040	560	501
4.000%, 04/13/2028 (D)	160	158
3.750%, 07/15/2042 (D)	507	411
3.500%, 06/01/2030	200	187
Bacardi
4.450%, 05/15/2025 (C)(D)	1,840	1,822
BAT Capital
5.650%, 03/16/2052 (D)	850	733
5.282%, 04/02/2050	1,260	1,028
4.540%, 08/15/2047	2,583	1,894
4.390%, 08/15/2037	222	176
3.984%, 09/25/2050 (D)	460	317
3.734%, 09/25/2040 (D)	10	7
3.557%, 08/15/2027	3,000	2,744
3.222%, 08/15/2024	167	162
2.259%, 03/25/2028	315	264
Bunge Finance
1.630%, 08/17/2025	528	486
Cargill
1.375%, 07/23/2023 (C)	440	431
Clorox
4.600%, 05/01/2032	1,230	1,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coca-Cola
3.375%, 03/25/2027 (D)	$380	$377
2.600%, 06/01/2050	190	142
2.500%, 06/01/2040	20	16
1.650%, 06/01/2030	154	131
1.450%, 06/01/2027	490	443
1.375%, 03/15/2031	154	125
Constellation Brands
4.750%, 05/09/2032	700	696
4.400%, 11/15/2025	415	417
4.350%, 05/09/2027 (D)	320	317
3.600%, 05/09/2024	230	229
2.250%, 08/01/2031	80	65
Costco Wholesale
3.000%, 05/18/2027 (D)	284	276
2.750%, 05/18/2024 (D)	183	182
1.600%, 04/20/2030	450	380
1.375%, 06/20/2027	780	700
Danone
2.589%, 11/02/2023 (C)	1,370	1,354
GSK Consumer Healthcare Capital US
4.000%, 03/24/2052 (C)	509	436
3.625%, 03/24/2032 (C)	1,617	1,494
3.375%, 03/24/2027 (C)(D)	1,081	1,035
3.375%, 03/24/2029 (C)(D)	943	882
Hershey
0.900%, 06/01/2025	130	120
Imperial Brands Finance
3.500%, 07/26/2026 (C)	635	595
3.125%, 07/26/2024 (C)	2,250	2,179
JBS USA LUX
6.500%, 12/01/2052 (C)	1,010	956
3.750%, 12/01/2031 (C)	350	287
3.000%, 02/02/2029 (C)	1,205	1,018
3.000%, 05/15/2032 (C)(D)	1,520	1,167
Keurig Dr Pepper
4.050%, 04/15/2032	153	143
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	10	11
6.875%, 01/26/2039	40	44
6.750%, 03/15/2032 (D)	10	11
5.500%, 06/01/2050	220	211
5.200%, 07/15/2045	360	333
5.000%, 06/04/2042	1,250	1,142
4.875%, 10/01/2049 (D)	2,370	2,093
4.625%, 10/01/2039	10	9
4.375%, 06/01/2046	160	133
4.250%, 03/01/2031 (D)	110	105
3.000%, 06/01/2026	380	358
Land O' Lakes
6.000%, 11/15/2022 (C)	1,020	1,023

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mars
3.200%, 04/01/2030 (C)(D)	$210	$195
2.700%, 04/01/2025 (C)(D)	370	361
2.375%, 07/16/2040 (C)(D)	300	218
Mondelez International
1.500%, 05/04/2025 (D)	660	616
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	290	289
PepsiCo
2.875%, 10/15/2049 (D)	60	48
2.625%, 03/19/2027 (D)	50	48
2.250%, 03/19/2025 (D)	50	49
1.625%, 05/01/2030	440	373
0.750%, 05/01/2023	530	521
Philip Morris International
4.500%, 03/20/2042 (D)	130	113
2.500%, 08/22/2022	590	590
2.500%, 11/02/2022	680	680
2.100%, 05/01/2030	290	238
1.125%, 05/01/2023	280	275
Procter & Gamble
3.000%, 03/25/2030	240	226
2.800%, 03/25/2027	80	77
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)(D)	1,505	1,473
Reynolds American
8.125%, 05/01/2040	570	638
7.250%, 06/15/2037	390	406
5.850%, 08/15/2045	3,140	2,635
Viterra Finance BV
5.250%, 04/21/2032 (C)	1,051	977
4.900%, 04/21/2027 (C)(D)	808	785
Walmart
3.300%, 04/22/2024 (D)	60	60
1.800%, 09/22/2031 (D)	110	93
1.500%, 09/22/2028	230	202

		64,560

Energy — 2.8%
Aker BP
4.000%, 01/15/2031 (C)	369	331
3.750%, 01/15/2030 (C)	219	196
Apache
7.750%, 12/15/2029	140	148
5.350%, 07/01/2049 (D)	230	182
5.250%, 02/01/2042	90	75
5.100%, 09/01/2040 (D)	205	173
4.750%, 04/15/2043 (D)	390	304
4.250%, 01/15/2044	890	649
BP Capital Markets America
3.790%, 02/06/2024 (D)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.633%, 04/06/2030 (D)	$320	$303
3.410%, 02/11/2026 (D)	1,110	1,090
3.119%, 05/04/2026	230	223
3.000%, 02/24/2050 (D)	940	682
2.939%, 06/04/2051 (D)	302	216
Cameron LNG
3.302%, 01/15/2035 (C)	660	565
2.902%, 07/15/2031 (C)	140	123
Canadian Natural Resources
6.450%, 06/30/2033	50	53
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	858
Cheniere Energy
4.625%, 10/15/2028	260	234
Cheniere Energy Partners
4.000%, 03/01/2031	100	85
3.250%, 01/31/2032 (C)	530	417
Chevron
2.895%, 03/03/2024 (D)	560	559
2.355%, 12/05/2022	15	15
1.995%, 05/11/2027	425	391
1.554%, 05/11/2025 (D)	520	493
Chevron USA
3.850%, 01/15/2028	200	199
3.250%, 10/15/2029	50	47
Conoco Funding
7.250%, 10/15/2031	180	214
ConocoPhillips
5.900%, 10/15/2032 (D)	10	11
5.900%, 05/15/2038	420	466
4.150%, 11/15/2034	280	259
Continental Resources
5.750%, 01/15/2031 (C)(D)	370	358
4.900%, 06/01/2044	80	63
4.500%, 04/15/2023	250	251
4.375%, 01/15/2028	520	489
3.800%, 06/01/2024	200	197
2.268%, 11/15/2026 (C)	2,070	1,836
Coterra Energy
4.375%, 06/01/2024 (C)	210	210
4.375%, 03/15/2029 (C)(D)	780	765
3.900%, 05/15/2027 (C)(D)	970	930
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	108
Devon Energy
8.250%, 08/01/2023	50	52
7.875%, 09/30/2031	660	773
5.875%, 06/15/2028	40	41
5.850%, 12/15/2025	50	52
5.600%, 07/15/2041 (D)	490	487
5.250%, 10/15/2027 (D)	46	47
5.000%, 06/15/2045 (D)	1,232	1,142

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 05/15/2042 (D)	$187	$170
4.500%, 01/15/2030	304	287
Diamondback Energy
4.400%, 03/24/2051 (D)	307	261
3.500%, 12/01/2029 (D)	500	458
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045 (D)	1,276	867
4.625%, 11/02/2031 (D)	160	121
4.125%, 01/16/2025	203	188
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(B)(E)	580	498
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(B)(D)(E)	500	417
6.500%, 02/01/2042	45	45
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(B)(E)	200	177
6.250%, 04/15/2049 (D)	130	126
6.250%, ICE LIBOR USD 3 Month + 4.028%(B)(E)	90	67
6.125%, 12/15/2045	270	258
6.100%, 02/15/2042	158	147
5.500%, 06/01/2027	118	120
5.400%, 10/01/2047	1,888	1,656
5.350%, 05/15/2045	465	405
5.300%, 04/01/2044 (D)	640	555
5.300%, 04/15/2047	551	477
5.250%, 04/15/2029	1,165	1,154
5.150%, 03/15/2045	414	354
5.000%, 05/15/2050 (D)	1,285	1,093
4.950%, 05/15/2028	1,118	1,093
4.950%, 06/15/2028	180	177
4.500%, 11/01/2023	690	693
4.400%, 03/15/2027 (D)	150	145
4.000%, 10/01/2027	1,280	1,211
3.750%, 05/15/2030 (D)	1,250	1,127
Eni
4.000%, 09/12/2023 (C)	1,940	1,930
Enterprise Products Operating
7.550%, 04/15/2038	40	47
5.700%, 02/15/2042	40	40
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (B)	150	118
5.100%, 02/15/2045	395	372
4.850%, 03/15/2044	430	392
4.800%, 02/01/2049	60	54
4.200%, 01/31/2050 (D)	120	100
4.150%, 10/16/2028 (D)	1,605	1,568
3.950%, 01/31/2060	220	174

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/31/2051 (D)	$270	$211
3.125%, 07/31/2029	170	153
2.800%, 01/31/2030 (D)	540	473
EOG Resources
4.950%, 04/15/2050 (D)	450	465
4.375%, 04/15/2030 (D)	120	120
4.150%, 01/15/2026 (D)	340	343
3.900%, 04/01/2035	390	360
EQM Midstream Partners
5.500%, 07/15/2028	30	26
EQT
6.625%, 02/01/2025	30	31
5.000%, 01/15/2029	150	145
3.900%, 10/01/2027 (D)	1,020	949
3.625%, 05/15/2031 (C)	320	277
3.125%, 05/15/2026 (C)	10	9
Equinor
3.000%, 04/06/2027 (D)	555	534
2.875%, 04/06/2025 (D)	2,225	2,184
Exxon Mobil
4.327%, 03/19/2050	155	146
4.114%, 03/01/2046	533	486
3.482%, 03/19/2030	460	441
3.452%, 04/15/2051	1,050	858
3.043%, 03/01/2026 (D)	660	647
2.992%, 03/19/2025 (D)	2,535	2,496
1.571%, 04/15/2023	50	50
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (C)	261	213
2.625%, 03/31/2036 (C)	458	371
2.160%, 03/31/2034 (C)	720	612
1.750%, 09/30/2027 (C)	1,827	1,697
Halliburton
5.000%, 11/15/2045	80	73
4.850%, 11/15/2035	60	58
3.800%, 11/15/2025	17	17
Hess
6.000%, 01/15/2040	880	899
5.600%, 02/15/2041 (D)	860	838
HollyFrontier
5.875%, 04/01/2026	620	625
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	260
Kinder Morgan
5.550%, 06/01/2045	300	283
5.200%, 03/01/2048	455	416
5.050%, 02/15/2046	170	152
4.300%, 06/01/2025	510	507
4.300%, 03/01/2028	150	146
3.600%, 02/15/2051	364	268
3.250%, 08/01/2050 (D)	438	305
3.150%, 01/15/2023	193	193

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
5.500%, 03/01/2044	$415	$389
5.400%, 09/01/2044	20	18
Lundin Energy Finance BV
3.100%, 07/15/2031 (C)	934	773
2.000%, 07/15/2026 (C)(D)	2,152	1,922
MEG Energy
5.875%, 02/01/2029 (C)	80	73
MPLX
5.500%, 02/15/2049	390	362
4.950%, 03/14/2052	1,644	1,421
4.875%, 12/01/2024 (D)	320	322
4.800%, 02/15/2029 (D)	330	325
4.700%, 04/15/2048	430	361
4.500%, 04/15/2038	520	456
Northwest Pipeline
4.000%, 04/01/2027	219	213
Occidental Petroleum
7.875%, 09/15/2031	610	669
7.500%, 05/01/2031	870	935
6.950%, 07/01/2024	288	297
6.600%, 03/15/2046	360	382
6.450%, 09/15/2036	280	287
5.550%, 03/15/2026	110	109
4.625%, 06/15/2045	280	229
4.500%, 07/15/2044	525	416
4.400%, 04/15/2046	120	97
4.200%, 03/15/2048 (D)	170	132
4.100%, 02/15/2047 (D)	600	461
3.400%, 04/15/2026 (D)	270	246
3.000%, 02/15/2027 (D)	300	270
Ovintiv
7.375%, 11/01/2031	214	235
Parsley Energy
4.125%, 02/15/2028 (C)	60	55
Pertamina Persero
6.000%, 05/03/2042 (C)	300	288
Petrobras Global Finance BV
7.375%, 01/17/2027	310	328
6.900%, 03/19/2049 (D)	1,870	1,671
6.850%, 06/05/2115	820	673
6.250%, 03/17/2024	1,394	1,425
5.750%, 02/01/2029	300	291
5.299%, 01/27/2025	1,278	1,297
Petroleos Mexicanos
7.690%, 01/23/2050	150	102
6.950%, 01/28/2060	780	480
6.625%, 06/15/2035	767	523
6.375%, 01/23/2045	1,105	668
5.625%, 01/23/2046	480	272
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	738	724

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.378%, 04/15/2025	$355	$350
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	108
6.750%, 09/21/2047	2,970	1,834
Phillips 66
1.300%, 02/15/2026 (D)	405	364
Pioneer Natural Resources
2.150%, 01/15/2031	1,274	1,049
1.900%, 08/15/2030 (D)	754	616
1.125%, 01/15/2026	110	98
Plains All American Pipeline
3.550%, 12/15/2029	495	436
2.850%, 01/31/2023	250	249
Range Resources
5.000%, 03/15/2023	322	320
4.875%, 05/15/2025	120	117
Reliance Industries
3.625%, 01/12/2052 (C)(D)	2,840	2,059
2.875%, 01/12/2032 (C)(D)	320	265
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	687
4.950%, 07/15/2029 (C)	2,235	1,911
Ruby Pipeline
8.000%, 04/01/2022 (C)(D)(F)	1,008	856
Sabine Pass Liquefaction
5.750%, 05/15/2024 (D)	1,370	1,397
5.000%, 03/15/2027 (D)	1,265	1,268
Saudi Arabian Oil
1.625%, 11/24/2025 (C)	540	498
1.250%, 11/24/2023 (C)	450	435
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	329	329
Schlumberger Holdings
3.900%, 05/17/2028 (C)	475	449
Schlumberger Investment
3.650%, 12/01/2023 (D)	61	61
Shell International Finance BV
4.550%, 08/12/2043	1,265	1,200
4.375%, 05/11/2045	470	437
4.125%, 05/11/2035	1,566	1,491
3.250%, 04/06/2050	840	662
2.875%, 05/10/2026	900	869
2.750%, 04/06/2030	440	397
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)(D)	1,240	1,260
Southern Natural Gas
8.000%, 03/01/2032	170	199
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030 (D)	80	74
4.750%, 02/01/2032	190	162

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
6.000%, 12/31/2030 (C)	$20	$17
Targa Resources
6.250%, 07/01/2052	463	464
5.200%, 07/01/2027	540	542
4.200%, 02/01/2033	250	226
Targa Resources Partners
5.500%, 03/01/2030	308	294
5.000%, 01/15/2028	100	95
4.875%, 02/01/2031	1,082	986
4.000%, 01/15/2032	245	210
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,339
2.900%, 03/01/2030 (C)	1,560	1,348
TransCanada PipeLines
4.625%, 03/01/2034	860	825
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	66
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (C)	290	239
Western Midstream Operating
5.750%, 02/01/2050 (D)	210	169
5.500%, 08/15/2048	244	199
5.300%, 03/01/2048 (D)	162	131
4.650%, 07/01/2026	40	38
4.550%, 02/01/2030	1,200	1,038
4.500%, 03/01/2028	60	54
3.600%, 02/01/2025	390	359
2.621%, ICE LIBOR USD 3 Month + 1.850%, 01/13/2023 (B)	130	129
Williams
7.750%, 06/15/2031	841	985
7.500%, 01/15/2031 (D)	100	115
5.750%, 06/24/2044 (D)	51	51
5.400%, 03/04/2044	84	80
3.750%, 06/15/2027	1,044	997

		109,720

Financials — 11.4%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	358
Ally Financial
1.450%, 10/02/2023 (D)	670	648
Ambac Assurance
5.100%(C)(E)	8	8
American Express
4.050%, 05/03/2029 (D)	770	755
3.375%, 05/03/2024 (D)	2,050	2,035
2.550%, 03/04/2027 (D)	1,325	1,235
American International Group
3.900%, 04/01/2026	530	519
3.875%, 01/15/2035	210	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 06/30/2025	$260	$248
Antares Holdings
3.750%, 07/15/2027 (C)	899	756
Aon
6.250%, 09/30/2040	19	21
2.600%, 12/02/2031	2,080	1,744
Apollo Management Holdings
5.000%, 03/15/2048 (C)	160	156
4.400%, 05/27/2026 (C)	530	526
Ares Capital
3.200%, 11/15/2031	354	257
Arthur J Gallagher
3.050%, 03/09/2052	1,370	950
Athene Global Funding
3.205%, 03/08/2027 (C)	2,149	1,954
3.000%, 07/01/2022 (C)	211	211
2.950%, 11/12/2026 (C)(D)	2,090	1,921
2.514%, 03/08/2024 (C)	1,242	1,201
2.500%, 03/24/2028 (C)(D)	1,062	912
1.985%, 08/19/2028 (C)(D)	789	655
1.730%, 10/02/2026 (C)(D)	1,372	1,191
1.608%, 06/29/2026 (C)	1,365	1,191
1.481%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	2,025	1,966
Athene Global Funding MTN
2.646%, 10/04/2031 (C)	1,002	799
Athene Holding
4.125%, 01/12/2028	605	569
Avolon Holdings Funding
3.950%, 07/01/2024 (C)	715	685
2.875%, 02/15/2025 (C)	975	897
2.528%, 11/18/2027 (C)	779	635
AXA Equitable Holdings
3.900%, 04/20/2023	500	502
Bain Capital Specialty Finance
2.550%, 10/13/2026 (D)	201	172
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	200	191
3.848%, 04/12/2023 (D)	600	599
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (B)	400	316
2.749%, 12/03/2030	1,000	794
2.746%, 05/28/2025 (D)	1,400	1,326
2.131%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (B)	400	400
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (B)	1,190	1,033

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)(D)	$2,350	$2,287
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	2,828	2,634
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (B)	3,651	3,639
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	933	795
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (B)	3,809	3,198
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (B)	1,305	1,097
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)(D)	2,364	2,005
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	3,710	3,060
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	5,164	4,590
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (B)	7,434	6,663
Bank of America MTN
5.000%, 01/21/2044	830	815
4.450%, 03/03/2026 (D)	1,157	1,151
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	1,140	1,122
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)(D)	260	233
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (B)	65	62
4.250%, 10/22/2026	80	79
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (B)	179	164
4.200%, 08/26/2024	1,530	1,533
4.125%, 01/22/2024 (D)	290	293
4.100%, 07/24/2023	340	343
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	1,630	1,405
4.000%, 04/01/2024 (D)	1,309	1,318
4.000%, 01/22/2025	1,610	1,603
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (B)	1,900	1,795
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (B)	625	596
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (B)	600	597
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (B)	524	502
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (B)	1,364	1,286
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (B)(D)	860	857
3.500%, 04/19/2026 (D)	935	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (B)	$631	$622
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (B)	2,784	2,699
3.300%, 01/11/2023	1,200	1,202
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (B)	240	215
3.093%, ICE LIBOR USD 3 Month + 1.090%, 10/01/2025 (B)	960	929
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	265	231
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (B)	853	721
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (B)(D)	6,025	5,160
1.922%, U.S. SOFR + 1.370%, 10/24/2031 (B)	508	406
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (B)	2,157	2,007
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (B)	720	644
Bank of Montreal MTN
1.850%, 05/01/2025 (D)	880	833
Bank of New York Mellon
3.400%, 05/15/2024 (D)	530	529
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (B)	1,535	1,502
3.250%, 09/11/2024	100	99
1.600%, 04/24/2025	260	245
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(B)(E)	510	473
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (B)	390	359
1.300%, 06/11/2025	480	445
Barclays
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (B)	1,940	1,831
4.375%, 01/12/2026	2,270	2,247
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (B)	520	511
Berkshire Hathaway Finance
4.250%, 01/15/2049 (D)	870	801
3.850%, 03/15/2052	2,630	2,251
Blackstone Private Credit Fund
4.000%, 01/15/2029 (C)	966	792
3.250%, 03/15/2027 (C)	624	529
2.625%, 12/15/2026 (C)	432	362
2.350%, 11/22/2024 (C)	563	518

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Secured Lending Fund
3.625%, 01/15/2026 (D)	$670	$611
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)(C)	930	929
4.625%, 03/13/2027 (C)	200	196
4.400%, 08/14/2028 (C)	1,447	1,384
3.375%, 01/09/2025 (C)(D)	290	283
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (B)(C)(D)	600	554
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)(C)	400	371
3.500%, 03/01/2023 (C)(D)	464	463
3.052%, U.S. SOFR + 1.507%, 01/13/2031 (B)(C)	200	173
BPCE
5.150%, 07/21/2024 (C)	410	410
Brighthouse Financial
3.850%, 12/22/2051	300	204
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (C)	1,505	1,421
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	466
Cantor Fitzgerald
4.500%, 04/14/2027 (C)(D)	1,135	1,091
Capital One Financial
3.273%, U.S. SOFR + 1.790%, 03/01/2030 (B)	1,850	1,637
Cboe Global Markets
3.000%, 03/16/2032	1,330	1,191
Charles Schwab
2.900%, 03/03/2032 (D)	1,985	1,747
Chubb INA Holdings
3.350%, 05/03/2026 (D)	200	196
3.150%, 03/15/2025	74	73
2.875%, 11/03/2022	39	39
CI Financial
4.100%, 06/15/2051	1,020	661
3.200%, 12/17/2030	1,255	981
Citadel
4.875%, 01/15/2027 (C)(D)	660	639
Citigroup
8.125%, 07/15/2039	1,064	1,384
6.675%, 09/13/2043	70	79
6.625%, 06/15/2032 (D)	100	109
6.300%, ICE LIBOR USD 3 Month + 3.423%(B)(E)	300	280
5.950%, ICE LIBOR USD 3 Month + 3.905%(B)(E)	590	548
5.950%, ICE LIBOR USD 3 Month + 4.068%(B)(D)(E)	360	353
5.500%, 09/13/2025 (D)	950	976

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 05/06/2044 (D)	$225	$215
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (B)(D)	2,454	2,421
4.750%, 05/18/2046	100	89
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (B)(D)	1,108	1,099
4.650%, 07/30/2045 (D)	903	826
4.450%, 09/29/2027	1,295	1,268
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	2,750	2,626
4.400%, 06/10/2025	1,080	1,078
4.300%, 11/20/2026	240	237
4.125%, 07/25/2028 (D)	210	201
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (B)	81	77
4.050%, 07/30/2022	70	70
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (B)	1,860	1,740
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)(D)	59	51
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	2,400	2,162
3.500%, 05/15/2023 (D)	630	630
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (B)	1,240	1,215
3.300%, 04/27/2025 (D)	120	118
3.200%, 10/21/2026	440	419
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (B)(D)	350	336
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (B)(D)	655	608
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (B)	2,405	2,039
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (B)	2,500	2,101
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	685	564
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (B)	360	292
2.014%, U.S. SOFR + 0.694%, 01/25/2026 (B)	645	604
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (B)	500	490
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (B)	1,010	893
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	420	390
CME Group
3.000%, 03/15/2025 (D)	51	50
Cooperatieve Rabobank UA
4.375%, 08/04/2025	2,150	2,132

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (B)(C)	$2,927	$2,641
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (B)(C)(D)	2,818	2,677
Credit Agricole MTN
4.000%, USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (B)(C)	250	228
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(C)	400	368
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(B)(C)(E)	2,030	2,073
4.282%, 01/09/2028 (C)	825	770
4.207%, ICE LIBOR USD 3 Month + 1.240%, 06/12/2024 (B)(C)	300	297
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	730	646
3.750%, 03/26/2025	250	242
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(C)	1,960	1,560
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(C)	895	842
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (B)(C)(D)	3,508	3,179
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (B)(C)	2,000	1,719
Credit Suisse NY
2.950%, 04/09/2025 (D)	520	498
CTR Partnership
3.875%, 06/30/2028 (C)	90	77
Danske Bank
5.375%, 01/12/2024 (C)	650	656
3.875%, 09/12/2023 (C)	200	199
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)(C)	220	210
1.226%, 06/22/2024 (C)	200	188
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	189
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (B)	1,674	1,219
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (B)(C)	2,065	1,792
1.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (B)(C)	5	5
Enstar Group
3.100%, 09/01/2031	763	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
F&G Global Funding
2.000%, 09/20/2028 (C)	$640	$538
1.750%, 06/30/2026 (C)	810	717
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,210
7.050%, 07/15/2028 (C)	1,000	1,098
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (B)(C)	1,650	1,744
Federal Realty OP
3.950%, 01/15/2024 (D)	419	418
FS KKR Capital
3.250%, 07/15/2027	65	55
GA Global Funding Trust
0.800%, 09/13/2024 (C)	1,125	1,031
Goldman Sachs Capital II
4.000%, ICE LIBOR USD 3 Month + 0.768%(B)(D)(E)	10	7
Goldman Sachs Group
6.750%, 10/01/2037	30	33
6.250%, 02/01/2041	1,050	1,163
5.150%, 05/22/2045 (D)	820	779
4.750%, 10/21/2045	370	344
4.250%, 10/21/2025	1,120	1,111
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (B)	1,300	1,250
3.814%, ICE LIBOR USD 3 Month + 1.158%, 04/23/2029 (B)	480	453
3.750%, 02/25/2026	345	338
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (B)	380	360
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (B)	170	161
3.500%, 04/01/2025 (D)	540	529
3.500%, 11/16/2026 (D)	2,520	2,418
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (B)	2,700	2,623
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	120	92
3.200%, 02/23/2023 (D)	1,815	1,816
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)(D)	1,316	1,124
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)(D)	260	190
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	3,475	2,864
2.600%, 02/07/2030	518	442
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	3,845	3,109
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	753	666
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (B)	1,652	1,588

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)(D)	$5,835	$5,122
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	1,150	1,019
1.217%, 12/06/2023 (D)	3,465	3,338
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	4,412	4,219
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (B)	1,520	1,454
Goldman Sachs Group MTN
4.000%, 03/03/2024	690	692
3.850%, 07/08/2024 (D)	330	331
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	190	175
HSBC Bank
7.650%, 05/01/2025	500	535
HSBC Bank USA
7.000%, 01/15/2039	275	322
HSBC Holdings
4.762%, U.S. SOFR + 2.530%, 03/29/2033 (B)(D)	670	618
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (B)	220	214
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (B)	945	911
4.375%, 11/23/2026	345	337
4.300%, 03/08/2026 (D)	1,710	1,692
4.250%, 03/14/2024	510	508
4.250%, 08/18/2025	560	552
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (B)	860	790
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (B)	370	352
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (B)(D)	700	573
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	370	304
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (B)(D)	1,930	1,621
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (B)(D)	2,640	2,438
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (B)	3,230	2,763
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (B)	330	302
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (B)	815	716
ILFC E-Capital Trust II
5.100%, 12/21/2065 (B)(C)	400	301
Intercontinental Exchange
4.950%, 06/15/2052	150	148
4.600%, 03/15/2033	1,560	1,554
1.850%, 09/15/2032	1,470	1,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	$440	$438
3.125%, 07/14/2022 (C)	600	600
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)(D)	2,320	2,214
Jackson Financial
5.670%, 06/08/2032	614	593
5.170%, 06/08/2027	447	443
3.125%, 11/23/2031 (C)(D)	1,405	1,119
JPMorgan Chase
8.750%, 09/01/2030	970	1,185
4.950%, 06/01/2045 (D)	430	410
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	769	755
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (B)	300	292
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (B)	1,527	1,502
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	84	75
4.250%, 10/01/2027 (D)	720	713
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (B)	800	772
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	1,480	1,475
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	325	286
3.875%, 09/10/2024 (D)	1,140	1,138
3.625%, 05/13/2024 (D)	230	230
3.625%, 12/01/2027 (D)	230	221
3.200%, 01/25/2023 (D)	100	100
3.200%, 06/15/2026 (D)	400	386
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	130	95
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	620	535
2.950%, 10/01/2026 (D)	377	359
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)(D)	650	602
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (B)	1,125	947
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	4,350	3,614
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)(D)	450	383
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	1,380	1,314
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (B)	930	827
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (B)	1,827	1,708
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	1,285	1,105

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	$2,045	$1,915
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	3,020	2,414
1.840%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (B)	1,590	1,477
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (B)	4,945	4,401
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	6,818	6,370
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (B)	1,340	1,306
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (B)	756	663
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)(D)	1,693	1,505
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	3,038	2,687
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	4,070	3,805
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	80
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	511
KKR Group Finance XII
4.850%, 05/17/2032 (C)(D)	1,132	1,118
Liberty Mutual Group
5.500%, 06/15/2052 (C)	460	436
Lloyds Banking Group
4.375%, 03/22/2028 (D)	925	899
4.344%, 01/09/2048	200	163
4.050%, 08/16/2023	200	200
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (B)	1,190	1,175
3.750%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 03/18/2028 (B)(D)	910	866
2.907%, ICE LIBOR USD 3 Month + 0.810%, 11/07/2023 (B)	1,815	1,809
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)(D)	2,000	1,777
Macquarie Bank
3.624%, 06/03/2030 (C)	425	371
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (B)(C)	830	768
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(C)(D)	2,045	1,797
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (B)(C)	1,400	1,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	$88	$64
Mercury General
4.400%, 03/15/2027	935	913
MetLife
6.400%, 12/15/2036	420	422
5.700%, 06/15/2035 (D)	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	862
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)(D)	1,955	1,887
Mitsubishi UFJ Financial Group
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (B)(D)	400	390
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (B)	380	375
2.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032 (B)	276	227
2.341%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 01/19/2028 (B)	474	427
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (B)	1,042	848
1.640%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027 (B)	831	733
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027 (B)	541	478
0.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025 (B)	1,613	1,505
Morgan Stanley
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	810	784
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	449	439
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	2,535	2,250
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (B)	1,479	1,310
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (B)	1,957	1,822
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (B)(D)	340	330
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	119	106

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (B)	$1,080	$1,025
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (B)	2,920	2,682
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	360	347
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (B)(D)	520	450
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	2,625	2,169
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)(D)	302	275
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	1,361	1,103
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	1,300	1,217
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (B)	2,400	1,888
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	1,736	1,523
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (B)	4,860	4,503
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	579	534
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (B)	2,246	2,123
Morgan Stanley Direct Lending Fund
4.500%, 02/11/2027 (C)	417	379
MUFG Bank
4.100%, 09/09/2023 (C)	200	201
Nasdaq
3.950%, 03/07/2052	555	451
National Securities Clearing
1.500%, 04/23/2025 (C)	330	311
1.200%, 04/23/2023 (C)	410	404
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(C)	800	801
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)(C)	1,840	1,835
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(C)(D)	1,375	1,255
Nationwide Mutual Insurance
4.119%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(C)	3,735	3,736
NatWest Group
5.516%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.270%, 09/30/2028 (B)	1,200	1,209
4.892%, ICE LIBOR USD 3 Month + 1.754%, 05/18/2029 (B)	200	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (B)	$830	$828
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)	1,500	1,485
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (B)	920	807
New York Life Global Funding
0.950%, 06/24/2025 (C)	340	313
Nomura Holdings
5.605%, 07/06/2029	1,247	1,248
5.386%, 07/06/2027	1,089	1,089
5.099%, 07/03/2025	1,247	1,252
2.648%, 01/16/2025 (D)	550	525
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,112	827
Ohio National Financial Services
5.800%, 01/24/2030 (C)	625	602
Owl Rock Capital
3.400%, 07/15/2026	865	760
Owl Rock Capital III
3.125%, 04/13/2027 (C)	715	611
OWL Rock Core Income
4.700%, 02/08/2027 (C)	254	232
Park Aerospace Holdings
5.500%, 02/15/2024 (C)(D)	212	210
5.250%, 08/15/2022 (C)	25	25
4.500%, 03/15/2023 (C)	2,070	2,062
PNC Bank
3.875%, 04/10/2025	430	426
Principal Life Global Funding II
2.250%, 11/21/2024 (C)	1,465	1,402
1.250%, 06/23/2025 (C)	160	147
Prospect Capital
3.706%, 01/22/2026	500	443
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Raymond James Financial
4.950%, 07/15/2046 (D)	180	175
Royal Bank of Canada MTN
1.600%, 04/17/2023	760	752
1.150%, 06/10/2025 (D)	460	426
S&P Global
4.750%, 08/01/2028 (C)	1,215	1,234
Santander Holdings USA
4.500%, 07/17/2025	80	79
3.450%, 06/02/2025	640	615
Santander UK Group Holdings
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)(D)	3,050	3,050
3.823%, ICE LIBOR USD 3 Month + 1.400%, 11/03/2028 (B)(D)	610	566

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (B)(D)	$510	$451
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (B)(D)	445	388
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (B)	235	210
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	2,475	2,311
SBL Holdings
5.000%, 02/18/2031 (C)	1,052	876
Scentre Group Trust 1
4.375%, 05/28/2030 (C)(D)	635	609
3.625%, 01/28/2026 (C)	635	612
Societe Generale
3.625%, 03/01/2041 (C)(D)	645	440
Societe Generale MTN
2.625%, 01/22/2025 (C)	735	699
State Street
3.300%, 12/16/2024 (D)	70	70
Stewart Information Services
3.600%, 11/15/2031	409	339
Sumitomo Mitsui Financial Group
1.902%, 09/17/2028	2,001	1,696
1.402%, 09/17/2026 (D)	799	705
Swedbank
1.300%, 06/02/2023 (C)	580	568
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	146
4.900%, 09/15/2044 (C)	240	230
3.300%, 05/15/2050 (C)(D)	2,455	1,873
The Vanguard Group
3.050%, 08/22/2050	670	487
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	3,111	3,076
2.800%, 03/10/2027 (D)	1,300	1,216
1.150%, 06/12/2025	460	424
0.750%, 06/12/2023	910	885
Truist Financial MTN
4.123%, U.S. SOFR + 1.368%, 06/06/2028 (B)	1,082	1,066
Trust Fibra Uno
6.390%, 01/15/2050 (C)	344	274
UBS MTN
4.500%, 06/26/2048 (C)(D)	440	417
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(B)(C)(E)	1,640	1,598
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (B)(C)	1,025	1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (B)(C)(D)	$1,815	$1,808
4.253%, 03/23/2028 (C)(D)	350	340
4.125%, 09/24/2025 (C)	200	198
2.859%, ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (B)(C)	200	200
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (B)(C)	210	171
US Bancorp
1.450%, 05/12/2025 (D)	1,020	956
Validus Holdings
8.875%, 01/26/2040	905	1,208
WEA Finance
4.750%, 09/17/2044 (C)	230	177
3.750%, 09/17/2024 (C)	990	955
Wells Fargo
7.950%, 11/15/2029	495	577
5.375%, 11/02/2043	400	392
3.000%, 10/23/2026 (D)	1,030	972
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	5,025	4,701
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	4,525	4,438
4.900%, 11/17/2045	909	843
4.750%, 12/07/2046	700	641
4.650%, 11/04/2044	261	235
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (B)	2,630	2,572
4.400%, 06/14/2046	1,370	1,192
4.150%, 01/24/2029 (D)	1,010	976
4.125%, 08/15/2023 (D)	900	907
3.908%, U.S. SOFR + 1.320%, 04/25/2026 (B)	1,206	1,186
3.750%, 01/24/2024 (D)	250	251
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (B)	6,990	6,621
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	4,210	3,736
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)(D)	1,550	1,467
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (B)(D)	20	18
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (B)(D)	1,005	957
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	900	806
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (B)	2,265	2,129

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (B)	$450	$358

		440,777

Health Care — 3.4%
Abbott Laboratories
4.900%, 11/30/2046	470	493
4.750%, 11/30/2036	260	275
3.750%, 11/30/2026	463	465
AbbVie
4.875%, 11/14/2048	70	67
4.625%, 10/01/2042	38	35
4.550%, 03/15/2035	1,700	1,654
4.500%, 05/14/2035	510	495
4.450%, 05/14/2046	222	201
4.400%, 11/06/2042	1,000	909
4.300%, 05/14/2036	220	207
4.250%, 11/14/2028	335	332
4.250%, 11/21/2049 (D)	2,726	2,420
4.050%, 11/21/2039	775	691
3.800%, 03/15/2025 (D)	460	456
3.750%, 11/14/2023	100	100
3.600%, 05/14/2025 (D)	770	758
3.200%, 11/06/2022	44	44
3.200%, 11/21/2029 (D)	2,228	2,050
2.950%, 11/21/2026	380	360
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024	1,820	1,762
2.300%, 11/21/2022	2,876	2,870
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,375
Aetna
3.875%, 08/15/2047	90	74
2.800%, 06/15/2023	2,650	2,617
Alcon Finance
3.000%, 09/23/2029 (C)	1,975	1,753
Amgen
6.375%, 06/01/2037	910	1,044
5.150%, 11/15/2041	332	330
4.663%, 06/15/2051	269	252
4.400%, 05/01/2045	375	338
4.400%, 02/22/2062	655	570
4.200%, 02/22/2052	215	189
3.625%, 05/22/2024 (D)	130	130
3.150%, 02/21/2040	190	150
3.000%, 02/22/2029	1,375	1,268
3.000%, 01/15/2052	1,291	915
2.770%, 09/01/2053 (D)	263	177
2.000%, 01/15/2032 (D)	1,515	1,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AstraZeneca
1.375%, 08/06/2030 (D)	$307	$252
Astrazeneca Finance
1.750%, 05/28/2028 (D)	1,070	944
Bausch Health
7.250%, 05/30/2029 (C)(D)	170	92
6.250%, 02/15/2029 (C)(D)	500	266
5.500%, 11/01/2025 (C)	20	18
Baxter International
3.950%, 04/01/2030 (D)	425	407
BayCare Health System
3.831%, 11/15/2050	1,595	1,424
Bayer US Finance
3.375%, 10/08/2024 (C)	800	781
Bayer US Finance II
4.875%, 06/25/2048 (C)	1,795	1,613
4.700%, 07/15/2064 (C)	210	175
4.625%, 06/25/2038 (C)	420	380
4.375%, 12/15/2028 (C)	3,535	3,442
4.250%, 12/15/2025 (C)(D)	2,345	2,314
Becton Dickinson
4.685%, 12/15/2044	301	278
3.734%, 12/15/2024 (D)	287	286
3.700%, 06/06/2027	121	117
3.363%, 06/06/2024	758	750
Becton Dickinson and
1.957%, 02/11/2031 (D)	240	194
Biogen
3.625%, 09/15/2022	430	430
3.250%, 02/15/2051 (C)	134	94
Bon Secours Mercy Health
3.464%, 06/01/2030 (D)	855	802
Bristol-Myers Squibb
4.550%, 02/20/2048	129	126
4.350%, 11/15/2047	51	49
3.700%, 03/15/2052	895	773
3.550%, 08/15/2022	360	360
3.400%, 07/26/2029	124	120
3.200%, 06/15/2026 (D)	506	499
2.950%, 03/15/2032 (D)	1,130	1,035
2.900%, 07/26/2024 (D)	785	777
2.750%, 02/15/2023 (D)	300	300
Centene
4.625%, 12/15/2029	390	364
4.250%, 12/15/2027	260	243
3.375%, 02/15/2030	230	195
3.000%, 10/15/2030	3,404	2,821
2.625%, 08/01/2031	40	32
2.450%, 07/15/2028	1,516	1,264
Cigna
4.900%, 12/15/2048 (D)	1,215	1,166
4.800%, 08/15/2038	1,144	1,113

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 10/15/2028	$810	$804
4.125%, 11/15/2025	290	290
3.875%, 10/15/2047	570	470
3.750%, 07/15/2023	462	463
3.400%, 03/01/2027 (D)	380	365
3.400%, 03/15/2050	273	208
3.400%, 03/15/2051	588	452
CommonSpirit Health
4.350%, 11/01/2042	480	434
4.187%, 10/01/2049	635	533
2.782%, 10/01/2030	1,970	1,703
CSL Finance
4.750%, 04/27/2052 (C)(D)	562	537
4.050%, 04/27/2029 (C)	305	299
3.850%, 04/27/2027 (C)	152	151
CVS Health
5.125%, 07/20/2045	670	645
5.050%, 03/25/2048 (D)	5,315	5,088
4.780%, 03/25/2038	565	535
4.300%, 03/25/2028	1,775	1,756
4.250%, 04/01/2050	30	26
4.125%, 04/01/2040	160	140
3.875%, 07/20/2025 (D)	515	512
3.750%, 04/01/2030	540	505
3.625%, 04/01/2027 (D)	690	672
3.000%, 08/15/2026 (D)	326	312
2.750%, 12/01/2022	510	510
2.700%, 08/21/2040	500	361
2.125%, 09/15/2031 (D)	370	300
1.875%, 02/28/2031	110	88
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	68	69
Danaher
2.800%, 12/10/2051	241	174
2.600%, 10/01/2050	361	254
DH Europe Finance II Sarl
2.200%, 11/15/2024 (D)	831	797
2.050%, 11/15/2022	483	482
Elevance Health
4.625%, 05/15/2042	41	39
4.550%, 05/15/2052 (D)	250	235
4.100%, 05/15/2032	270	263
3.650%, 12/01/2027 (D)	220	214
3.500%, 08/15/2024 (D)	90	90
3.350%, 12/01/2024	1,425	1,405
2.950%, 12/01/2022	661	661
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	1,345	1,158
Gilead Sciences
5.650%, 12/01/2041	35	37
4.750%, 03/01/2046	380	364
4.600%, 09/01/2035 (D)	500	495

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/01/2045	$10	$9
4.000%, 09/01/2036 (D)	270	252
3.700%, 04/01/2024 (D)	410	410
3.650%, 03/01/2026 (D)	460	452
3.250%, 09/01/2022	185	185
2.800%, 10/01/2050	489	341
2.600%, 10/01/2040	503	368
HCA
5.875%, 02/01/2029	410	410
5.625%, 09/01/2028	60	59
5.500%, 06/15/2047	1,295	1,155
5.375%, 02/01/2025	160	159
5.375%, 09/01/2026 (D)	155	154
5.250%, 04/15/2025 (D)	820	821
5.250%, 06/15/2026	650	647
5.250%, 06/15/2049 (D)	2,150	1,852
4.625%, 03/15/2052 (C)(D)	991	793
4.500%, 02/15/2027 (D)	20	19
4.125%, 06/15/2029	1,500	1,368
3.625%, 03/15/2032 (C)(D)	840	709
3.500%, 09/01/2030	1,116	949
2.375%, 07/15/2031	945	737
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (C)(D)	855	725
Humana
4.950%, 10/01/2044	60	58
4.800%, 03/15/2047	30	29
4.625%, 12/01/2042 (D)	170	158
4.500%, 04/01/2025 (D)	80	81
3.950%, 03/15/2027	70	69
3.850%, 10/01/2024 (D)	1,470	1,468
3.700%, 03/23/2029 (D)	3,205	3,034
3.150%, 12/01/2022	560	560
2.150%, 02/03/2032	130	105
Johnson & Johnson
3.700%, 03/01/2046 (D)	170	156
3.625%, 03/03/2037	260	246
3.500%, 01/15/2048 (D)	92	82
3.400%, 01/15/2038	173	156
2.625%, 01/15/2025 (D)	86	85
2.450%, 09/01/2060	935	634
0.950%, 09/01/2027 (D)	610	538
0.550%, 09/01/2025 (D)	300	277
Medtronic
4.625%, 03/15/2045 (D)	9	9
Merck
2.400%, 09/15/2022	29	29
1.450%, 06/24/2030	300	249
0.750%, 02/24/2026 (D)	530	480
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	667

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer
4.000%, 12/15/2036	$815	$792
2.625%, 04/01/2030 (D)	440	402
2.550%, 05/28/2040	1,054	825
1.750%, 08/18/2031	614	513
1.700%, 05/28/2030	420	357
0.800%, 05/28/2025 (D)	670	624
Roche Holdings
2.607%, 12/13/2051 (C)(D)	425	309
2.076%, 12/13/2031 (C)(D)	1,051	896
Royalty Pharma
1.200%, 09/02/2025	535	477
0.750%, 09/02/2023 (D)	925	891
RWJ Barnabas Health
3.949%, 07/01/2046 (D)	1,030	930
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	941	930
Smith & Nephew
2.032%, 10/14/2030	670	533
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	882	685
Takeda Pharmaceutical
5.000%, 11/26/2028 (D)	460	469
4.400%, 11/26/2023 (D)	2,174	2,190
3.175%, 07/09/2050 (D)	376	281
3.025%, 07/09/2040	362	279
2.050%, 03/31/2030 (D)	781	653
Tenet Healthcare
4.375%, 01/15/2030 (C)	20	17
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	190	187
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (D)	390	380
6.000%, 04/15/2024	200	197
5.125%, 05/09/2029 (D)	1,780	1,466
4.750%, 05/09/2027	200	171
3.150%, 10/01/2026 (D)	1,390	1,140
2.800%, 07/21/2023	630	609
Thermo Fisher Scientific
2.800%, 10/15/2041	486	382
2.000%, 10/15/2031 (D)	513	430
1.750%, 10/15/2028 (D)	305	267
UnitedHealth Group
5.800%, 03/15/2036 (D)	280	314
4.750%, 05/15/2052	1,252	1,251
4.625%, 07/15/2035	734	745
4.450%, 12/15/2048	90	86
4.250%, 04/15/2047	450	421
4.250%, 06/15/2048	110	103
4.200%, 05/15/2032 (D)	602	602
4.000%, 05/15/2029	886	878

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 12/15/2028 (D)	$170	$169
3.875%, 08/15/2059	360	311
3.750%, 07/15/2025	270	270
3.700%, 08/15/2049	150	128
3.500%, 06/15/2023	150	150
3.350%, 07/15/2022	28	28
3.250%, 05/15/2051	823	646
3.125%, 05/15/2060 (D)	50	36
3.050%, 05/15/2041	158	127
2.900%, 05/15/2050	539	404
2.875%, 03/15/2023	50	50
2.750%, 05/15/2040	232	181
2.375%, 10/15/2022	70	70
2.300%, 05/15/2031 (D)	80	69
2.000%, 05/15/2030	140	120
1.250%, 01/15/2026 (D)	170	157
Universal Health Services
1.650%, 09/01/2026 (C)	685	594
Utah Acquisition Sub
3.950%, 06/15/2026 (D)	1,215	1,145
Viatris
4.000%, 06/22/2050 (D)	675	452
2.700%, 06/22/2030	140	112
Wyeth
5.950%, 04/01/2037 (D)	470	542

		130,448

Industrials — 2.1%
3M
3.700%, 04/15/2050 (D)	660	566
3.050%, 04/15/2030	90	84
2.375%, 08/26/2029	390	350
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (C)	273	232
ADT Security
4.125%, 08/01/2029 (C)	20	16
AerCap Ireland Capital DAC
4.875%, 01/16/2024	1,500	1,492
3.875%, 01/23/2028 (D)	345	311
3.500%, 01/15/2025 (D)	232	222
3.300%, 01/30/2032 (D)	3,775	3,022
3.150%, 02/15/2024 (D)	560	542
3.000%, 10/29/2028	2,375	2,000
2.450%, 10/29/2026	4,180	3,640
1.650%, 10/29/2024 (D)	1,395	1,288
1.150%, 10/29/2023 (D)	1,915	1,825
Air Lease
3.625%, 04/01/2027 (D)	221	205
3.625%, 12/01/2027	216	193
3.375%, 07/01/2025	310	292
3.250%, 03/01/2025	1,645	1,570

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease MTN
2.300%, 02/01/2025	$355	$332
Allied Universal Holdco
6.625%, 07/15/2026 (C)	20	18
Boeing
5.930%, 05/01/2060	160	146
5.805%, 05/01/2050	1,390	1,277
5.705%, 05/01/2040	690	644
5.150%, 05/01/2030	940	902
5.040%, 05/01/2027	160	158
4.875%, 05/01/2025	2,075	2,067
4.508%, 05/01/2023	1,050	1,052
3.750%, 02/01/2050	1,014	716
3.625%, 03/01/2048	23	15
3.550%, 03/01/2038	196	143
3.250%, 02/01/2035	1,581	1,196
3.200%, 03/01/2029 (D)	490	424
3.100%, 05/01/2026 (D)	160	149
2.800%, 03/01/2027	190	170
2.700%, 02/01/2027	140	125
2.196%, 02/04/2026	2,084	1,878
1.433%, 02/04/2024	2,065	1,973
Builders FirstSource
4.250%, 02/01/2032 (C)(D)	80	61
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	113
5.400%, 06/01/2041	50	53
4.450%, 01/15/2053	463	448
4.150%, 12/15/2048	150	138
4.050%, 06/15/2048 (D)	124	112
2.875%, 06/15/2052	120	90
Canadian Pacific Railway
6.125%, 09/15/2115	44	46
3.000%, 12/02/2041	199	156
2.450%, 12/02/2031	122	104
1.750%, 12/02/2026	146	132
1.350%, 12/02/2024 (D)	753	708
Carrier Global
3.577%, 04/05/2050	30	23
Cintas No. 2
4.000%, 05/01/2032	1,190	1,169
3.700%, 04/01/2027	400	395
CoStar Group
2.800%, 07/15/2030 (C)	830	691
Crowley Conro
4.181%, 08/15/2043	425	431
Deere
3.750%, 04/15/2050 (D)	530	484
3.100%, 04/15/2030 (D)	100	93
Delta Air Lines
7.375%, 01/15/2026 (D)	580	579
7.000%, 05/01/2025 (C)	2,410	2,439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 10/20/2028 (C)	$2,227	$2,104
4.500%, 10/20/2025 (C)	1,721	1,672
4.375%, 04/19/2028 (D)	153	130
3.800%, 04/19/2023	381	377
2.900%, 10/28/2024 (D)	60	55
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028 (D)	3,641	3,177
DP World MTN
5.625%, 09/25/2048 (C)	990	926
Eaton
7.625%, 04/01/2024	75	80
4.150%, 11/02/2042	140	126
2.750%, 11/02/2022	900	899
Emerson Electric
2.800%, 12/21/2051 (D)	280	204
Equifax
3.950%, 06/15/2023 (D)	1,612	1,610
2.600%, 12/15/2025	255	240
GE Capital International Funding Unlimited
4.418%, 11/15/2035	1,197	1,118
General Dynamics
4.250%, 04/01/2040	880	841
4.250%, 04/01/2050 (D)	200	192
3.500%, 05/15/2025	60	60
3.250%, 04/01/2025	160	159
General Electric MTN
6.750%, 03/15/2032 (D)	720	805
1.891%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (B)	2,400	1,947
GFL Environmental
4.250%, 06/01/2025 (C)	250	236
H&E Equipment Services
3.875%, 12/15/2028 (C)	70	57
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (C)	50	45
Honeywell International
1.350%, 06/01/2025	310	292
John Deere Capital MTN
3.350%, 04/18/2029 (D)	1,255	1,204
2.350%, 03/08/2027 (D)	758	710
2.125%, 03/07/2025 (D)	455	439
L3Harris Technologies
5.054%, 04/27/2045	180	175
4.854%, 04/27/2035	80	79
Lockheed Martin
4.500%, 05/15/2036	90	89
4.150%, 06/15/2053	1,220	1,138
4.070%, 12/15/2042	91	85
3.900%, 06/15/2032 (D)	230	227
3.550%, 01/15/2026 (D)	1,188	1,190

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mileage Plus Holdings
6.500%, 06/20/2027 (C)(D)	$510	$501
Northrop Grumman
5.250%, 05/01/2050 (D)	350	371
4.400%, 05/01/2030 (D)	750	749
4.030%, 10/15/2047	192	171
3.250%, 08/01/2023 (D)	716	716
3.250%, 01/15/2028 (D)	1,074	1,021
2.930%, 01/15/2025	810	792
Otis Worldwide
3.112%, 02/15/2040	335	259
2.056%, 04/05/2025 (D)	220	208
Parker-Hannifin
4.500%, 09/15/2029	614	611
4.250%, 09/15/2027	1,681	1,669
2.700%, 06/14/2024	400	390
Prime Security Services Borrower
5.750%, 04/15/2026 (C)	320	298
Protective Life Global Funding
1.618%, 04/15/2026 (C)	2,170	1,955
Quanta Services
0.950%, 10/01/2024 (D)	604	559
Raytheon Technologies
4.625%, 11/16/2048 (D)	51	50
4.500%, 06/01/2042	170	162
4.450%, 11/16/2038	63	60
4.150%, 05/15/2045	59	52
4.125%, 11/16/2028	280	276
3.950%, 08/16/2025	510	511
3.150%, 12/15/2024	200	198
2.250%, 07/01/2030	420	362
Republic Services
3.950%, 05/15/2028 (D)	335	328
2.500%, 08/15/2024 (D)	385	373
1.450%, 02/15/2031	1,650	1,295
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (C)(D)	1,120	1,014
Southwest Airlines
5.125%, 06/15/2027 (D)	550	555
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	375	385
Triton Container International
2.050%, 04/15/2026 (C)	755	667
Union Pacific
3.839%, 03/20/2060	1,030	860
3.750%, 07/15/2025	340	340
3.750%, 02/05/2070 (D)	230	183
3.500%, 02/14/2053	514	419
3.375%, 02/14/2042 (D)	364	303
3.250%, 02/05/2050	480	376
2.891%, 04/06/2036	1,595	1,318
2.800%, 02/14/2032 (D)	758	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 02/05/2030	$595	$526
United Airlines
4.625%, 04/15/2029 (C)	510	433
4.375%, 04/15/2026 (C)	300	264
United Parcel Service
5.200%, 04/01/2040 (D)	240	253
United Rentals North America
4.875%, 01/15/2028	150	142
3.875%, 11/15/2027	100	93
3.875%, 02/15/2031	920	776
3.750%, 01/15/2032	300	246
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	474	436
Vertiv Group
4.125%, 11/15/2028 (C)	140	114
XPO Logistics
6.250%, 05/01/2025 (C)(D)	32	32

		86,735

Information Technology — 2.0%
Advanced Micro Devices
4.393%, 06/01/2052	462	450
3.924%, 06/01/2032	976	961
Apple
4.375%, 05/13/2045	360	356
4.250%, 02/09/2047	162	158
3.850%, 05/04/2043 (D)	220	202
3.200%, 05/13/2025 (D)	64	64
3.200%, 05/11/2027	232	229
2.800%, 02/08/2061	216	155
2.650%, 05/11/2050	459	339
2.650%, 02/08/2051	204	150
2.550%, 08/20/2060 (D)	44	30
2.450%, 08/04/2026	1,410	1,349
2.375%, 02/08/2041 (D)	246	188
1.400%, 08/05/2028 (D)	1,160	1,015
1.125%, 05/11/2025	1,110	1,042
Broadcom
4.926%, 05/15/2037 (C)	981	880
4.300%, 11/15/2032	1,225	1,113
4.150%, 11/15/2030	728	667
4.150%, 04/15/2032 (C)	455	411
4.000%, 04/15/2029 (C)	607	562
3.469%, 04/15/2034 (C)	676	550
3.419%, 04/15/2033 (C)	1,971	1,630
3.187%, 11/15/2036 (C)	10	8
3.150%, 11/15/2025 (D)	396	381
3.137%, 11/15/2035 (C)	1,960	1,488
2.450%, 02/15/2031 (C)	529	425
CommScope
6.000%, 03/01/2026 (C)	200	184

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 09/01/2029 (C)	$140	$113
Corning
5.450%, 11/15/2079	725	653
Dell International
6.100%, 07/15/2027	308	323
6.020%, 06/15/2026 (D)	39	40
4.900%, 10/01/2026	155	155
3.450%, 12/15/2051 (C)(D)	903	611
3.375%, 12/15/2041 (C)	753	538
Global Payments
1.500%, 11/15/2024 (D)	2,442	2,292
HP
4.200%, 04/15/2032	1,062	948
4.000%, 04/15/2029 (D)	1,062	995
2.200%, 06/17/2025	708	669
Intel
4.750%, 03/25/2050	470	461
3.700%, 07/29/2025 (D)	223	224
3.250%, 11/15/2049	380	295
3.100%, 07/29/2022	35	35
3.050%, 08/12/2051 (D)	270	201
2.800%, 08/12/2041	791	603
1.600%, 08/12/2028 (D)	540	473
International Business Machines
3.000%, 05/15/2024 (D)	1,510	1,498
KLA
5.250%, 07/15/2062	370	381
4.950%, 07/15/2052	278	280
4.650%, 07/15/2032	771	787
3.300%, 03/01/2050 (D)	723	573
Kyndryl Holdings
2.050%, 10/15/2026 (C)(D)	1,350	1,136
Marvell Technology
1.650%, 04/15/2026	1,030	923
Mastercard
3.850%, 03/26/2050	80	73
3.375%, 04/01/2024 (D)	80	80
Microsoft
4.100%, 02/06/2037 (D)	251	254
3.625%, 12/15/2023 (D)	89	90
3.500%, 02/12/2035	156	149
3.450%, 08/08/2036 (D)	565	533
3.300%, 02/06/2027	1,550	1,540
3.041%, 03/17/2062	199	154
2.921%, 03/17/2052	365	288
2.875%, 02/06/2024 (D)	1,010	1,007
2.700%, 02/12/2025 (D)	250	248
2.675%, 06/01/2060	41	29
2.525%, 06/01/2050	546	402
2.400%, 08/08/2026	1,410	1,355
2.375%, 05/01/2023 (D)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NVIDIA
3.700%, 04/01/2060	$310	$260
3.500%, 04/01/2040	430	376
3.500%, 04/01/2050	1,200	1,019
2.850%, 04/01/2030	1,265	1,158
NXP BV
5.000%, 01/15/2033	918	896
4.400%, 06/01/2027	367	361
3.400%, 05/01/2030	419	370
3.250%, 05/11/2041	331	249
2.700%, 05/01/2025 (C)	280	266
2.650%, 02/15/2032	625	514
Open Text Holdings
4.125%, 02/15/2030 (C)	20	17
4.125%, 12/01/2031 (C)	30	25
Oracle
4.375%, 05/15/2055	420	317
3.950%, 03/25/2051	1,930	1,418
3.900%, 05/15/2035	1,720	1,419
3.800%, 11/15/2037	2,255	1,754
3.600%, 04/01/2040	1,265	945
3.600%, 04/01/2050 (D)	1,150	799
2.950%, 11/15/2024 (D)	315	305
2.950%, 04/01/2030	860	734
2.875%, 03/25/2031	1,320	1,088
1.650%, 03/25/2026 (D)	1,030	923
PayPal Holdings
5.050%, 06/01/2052 (D)	1,235	1,225
2.300%, 06/01/2030 (D)	2,845	2,442
1.650%, 06/01/2025	400	377
Prosus
3.832%, 02/08/2051 (C)	320	193
Prosus MTN
4.027%, 08/03/2050 (C)	730	453
3.061%, 07/13/2031 (C)(D)	2,100	1,546
Roper Technologies
1.000%, 09/15/2025 (D)	420	380
Salesforce
3.700%, 04/11/2028 (D)	670	662
3.250%, 04/11/2023	480	481
Sprint
7.875%, 09/15/2023	110	113
Sprint Capital
8.750%, 03/15/2032	590	710
Tencent Holdings MTN
3.975%, 04/11/2029 (C)	600	568
3.840%, 04/22/2051 (C)	1,225	950
3.680%, 04/22/2041 (C)(D)	680	540
3.595%, 01/19/2028 (C)	570	542
Texas Instruments
4.150%, 05/15/2048 (D)	300	288
1.750%, 05/04/2030 (D)	290	249

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Arizona
4.500%, 04/22/2052	$625	$611
1.750%, 10/25/2026	1,300	1,196
TSMC Global
1.375%, 09/28/2030 (C)	1,365	1,091
Visa
4.300%, 12/14/2045	690	682
3.650%, 09/15/2047	235	209
3.150%, 12/14/2025	1,410	1,388
VMware
4.700%, 05/15/2030	609	587
1.800%, 08/15/2028	182	151
1.400%, 08/15/2026 (D)	1,059	937
1.000%, 08/15/2024 (D)	1,053	985
0.600%, 08/15/2023	1,482	1,432
Vontier
2.950%, 04/01/2031	425	333
1.800%, 04/01/2026	495	432
Workday
3.800%, 04/01/2032 (D)	1,370	1,252
3.700%, 04/01/2029	300	281
3.500%, 04/01/2027 (D)	180	172
Xilinx
2.375%, 06/01/2030	259	228

		75,315

Materials — 0.7%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,333
Anglo American Capital
4.750%, 04/10/2027 (C)(D)	720	711
4.750%, 03/16/2052 (C)	746	641
4.000%, 09/11/2027 (C)	200	190
3.875%, 03/16/2029 (C)	679	625
3.625%, 09/11/2024 (C)(D)	710	696
ArcelorMittal
7.000%, 10/15/2039 (D)	120	121
Ball
3.125%, 09/15/2031	370	298
Barrick
5.250%, 04/01/2042	80	79
Barrick North America Finance
5.750%, 05/01/2043 (D)	290	302
5.700%, 05/30/2041	509	527
Berry Global
1.570%, 01/15/2026 (D)	2,985	2,662
BHP Billiton Finance USA
5.000%, 09/30/2043	410	421
4.125%, 02/24/2042	40	37
Dow Chemical
7.375%, 11/01/2029 (D)	400	464
5.250%, 11/15/2041	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 05/15/2049 (D)	$360	$327
3.600%, 11/15/2050 (D)	308	235
DuPont de Nemours
4.493%, 11/15/2025	830	836
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	480	470
First Quantum Minerals
6.875%, 10/15/2027 (C)	220	197
Freeport-McMoRan
5.450%, 03/15/2043 (D)	1,252	1,158
5.250%, 09/01/2029 (D)	1,387	1,325
4.625%, 08/01/2030 (D)	180	167
4.550%, 11/14/2024	40	40
3.875%, 03/15/2023	20	20
Glencore Finance Canada
6.900%, 11/15/2037 (C)	343	383
6.000%, 11/15/2041 (C)(D)	38	37
Glencore Funding
4.125%, 05/30/2023 (C)	200	200
4.125%, 03/12/2024 (C)	1,340	1,333
4.000%, 03/27/2027 (C)(D)	1,200	1,154
3.875%, 10/27/2027 (C)	220	208
3.000%, 10/27/2022 (C)	30	30
Hudbay Minerals
6.125%, 04/01/2029 (C)(D)	20	16
Industrias Penoles
4.150%, 09/12/2029 (C)(D)	1,005	914
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	1,402
1.230%, 10/01/2025 (C)	1,835	1,655
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	220	181
Newcrest Finance Pty
3.250%, 05/13/2030 (C)(D)	630	557
OCP
5.125%, 06/23/2051 (C)	360	238
4.500%, 10/22/2025 (C)	400	393
3.750%, 06/23/2031 (C)	410	310
Orbia Advance
2.875%, 05/11/2031 (C)(D)	780	626
1.875%, 05/11/2026 (C)	820	732
Rohm and Haas
7.850%, 07/15/2029	389	462
Sealed Air
1.573%, 10/15/2026 (C)	795	692
Southern Copper
5.250%, 11/08/2042 (D)	2,220	2,168
Suzano Austria GmbH
3.750%, 01/15/2031 (D)	1,400	1,131
3.125%, 01/15/2032	70	53
Teck Resources
6.250%, 07/15/2041	5	5

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 08/15/2040	$30	$30
Vale Overseas
6.875%, 11/21/2036	874	938
6.250%, 08/10/2026 (D)	32	33
Westlake
3.600%, 08/15/2026	331	322

		31,110

Real Estate — 1.1%
Agree
2.600%, 06/15/2033	150	119
2.000%, 06/15/2028	661	564
American Assets Trust
3.375%, 02/01/2031	1,370	1,172
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,351
3.625%, 11/15/2027	745	731
3.300%, 07/15/2026 (D)	1,495	1,461
2.250%, 01/15/2029	400	370
American Homes 4 Rent
4.300%, 04/15/2052	272	219
3.625%, 04/15/2032	3,182	2,789
American Tower
3.650%, 03/15/2027	759	721
2.700%, 04/15/2031	241	198
1.875%, 10/15/2030	1,430	1,112
AvalonBay Communities MTN
2.450%, 01/15/2031 (D)	1,155	998
Boston Properties
3.800%, 02/01/2024	1,250	1,244
3.400%, 06/21/2029 (D)	720	645
Brandywine Operating Partnership
3.950%, 11/15/2027	17	16
Brixmor Operating Partnership
2.500%, 08/16/2031	367	288
2.250%, 04/01/2028	212	182
Camden Property Trust
2.800%, 05/15/2030	265	234
Crown Castle International
4.000%, 03/01/2027 (D)	152	148
3.300%, 07/01/2030	523	461
2.900%, 03/15/2027 (D)	993	916
2.900%, 04/01/2041	153	110
2.100%, 04/01/2031	625	497
1.050%, 07/15/2026	908	786
Equinix
3.900%, 04/15/2032	770	696
2.950%, 09/15/2051	590	398
Essential Properties
2.950%, 07/15/2031	1,290	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Essex Portfolio
2.550%, 06/15/2031	$313	$262
1.700%, 03/01/2028 (D)	794	682
Extra Space Storage
3.900%, 04/01/2029 (D)	304	285
2.350%, 03/15/2032	272	216
GLP Capital
5.375%, 04/15/2026	2,710	2,652
5.300%, 01/15/2029	1,502	1,435
5.250%, 06/01/2025	775	760
4.000%, 01/15/2030	200	175
3.350%, 09/01/2024 (D)	125	119
Healthcare Realty Trust
3.875%, 05/01/2025	200	196
Healthcare Trust of America Holdings
3.100%, 02/15/2030	1,620	1,396
Healthpeak Properties
4.000%, 06/01/2025	1,515	1,511
Hudson Pacific Properties
4.650%, 04/01/2029 (D)	580	557
3.950%, 11/01/2027	1,246	1,186
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,872	1,700
Life Storage
3.875%, 12/15/2027	915	871
Mid-America Apartments
4.300%, 10/15/2023	312	314
4.000%, 11/15/2025	371	368
3.950%, 03/15/2029	305	291
MPT Operating Partnership
5.000%, 10/15/2027 (D)	90	82
4.625%, 08/01/2029	60	53
3.500%, 03/15/2031	400	315
Realty Income
3.400%, 01/15/2028	322	304
2.850%, 12/15/2032	440	378
2.200%, 06/15/2028	325	285
Regency Centers
2.950%, 09/15/2029	660	580
Rexford Industrial Realty
2.150%, 09/01/2031	336	264
Sabra Health Care
3.900%, 10/15/2029 (D)	715	631
Simon Property Group
2.450%, 09/13/2029 (D)	1,020	867
Spirit Realty
3.400%, 01/15/2030	216	187
STORE Capital
4.625%, 03/15/2029	387	378
4.500%, 03/15/2028	1,146	1,118
2.750%, 11/18/2030	537	438
2.700%, 12/01/2031	211	169

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sun Communities Operating
4.200%, 04/15/2032	$607	$552
2.300%, 11/01/2028	304	260
VICI Properties
5.750%, 02/01/2027 (C)	445	422
5.625%, 05/15/2052	627	571
5.125%, 05/15/2032	1,255	1,183
4.950%, 02/15/2030	30	28
4.625%, 06/15/2025 (C)	100	95
4.500%, 09/01/2026 (C)	375	345
4.500%, 01/15/2028 (C)	200	182
3.875%, 02/15/2029 (C)	705	606
3.750%, 02/15/2027 (C)	75	66
Welltower
4.500%, 01/15/2024	102	103

		44,875

Utilities — 1.9%
AEP Texas
6.650%, 02/15/2033	500	574
AES
1.375%, 01/15/2026 (D)	654	577
Alabama Power
3.700%, 12/01/2047 (D)	965	804
American Transmission Systems
2.650%, 01/15/2032 (C)	1,431	1,212
Baltimore Gas and Electric
2.250%, 06/15/2031 (D)	452	385
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	752
Boston Gas
4.487%, 02/15/2042 (C)	35	31
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	333	285
Cleco Power
6.000%, 12/01/2040	700	742
Comision Federal de Electricidad
3.875%, 07/26/2033 (C)	270	204
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,415
4.450%, 03/15/2044	1,120	1,024
3.950%, 04/01/2050	130	113
3.350%, 04/01/2030	180	168
Consumers Energy
2.650%, 08/15/2052	333	233
2.500%, 05/01/2060 (D)	257	166
Dominion Energy
3.071%, 08/15/2024 (D)	980	957
DTE Electric
3.650%, 03/01/2052	241	208
2.950%, 03/01/2050 (D)	528	403

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
2.529%, 10/01/2024 (D)	$830	$799
1.050%, 06/01/2025	1,813	1,668
Duke Energy
3.750%, 09/01/2046	91	72
3.500%, 06/15/2051	91	69
3.150%, 08/15/2027 (D)	280	264
2.550%, 06/15/2031 (D)	2,788	2,316
2.400%, 08/15/2022	340	340
0.900%, 09/15/2025	705	638
Duke Energy Carolinas
4.250%, 12/15/2041	628	579
4.000%, 09/30/2042 (D)	1,000	888
3.550%, 03/15/2052	401	333
2.850%, 03/15/2032	561	498
2.550%, 04/15/2031	307	268
Duke Energy Florida
3.200%, 01/15/2027 (D)	1,080	1,054
2.400%, 12/15/2031 (D)	451	386
Duke Energy Indiana
4.200%, 03/15/2042	30	27
2.750%, 04/01/2050 (D)	280	198
Duke Energy Progress
4.100%, 05/15/2042 (D)	425	384
2.500%, 08/15/2050 (D)	455	311
Entergy Arkansas
2.650%, 06/15/2051 (D)	406	281
Evergy Metro
5.300%, 10/01/2041	100	103
Eversource Energy
4.600%, 07/01/2027	771	777
3.375%, 03/01/2032	609	547
2.900%, 10/01/2024 (D)	1,610	1,574
1.400%, 08/15/2026	256	229
Exelon
5.625%, 06/15/2035	760	800
4.100%, 03/15/2052 (C)(D)	212	183
FirstEnergy
4.400%, 07/15/2027	940	887
1.600%, 01/15/2026	180	157
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	33
Florida Power & Light
2.450%, 02/03/2032	774	674
Indiana Michigan Power
4.550%, 03/15/2046	325	301
ITC Holdings
4.050%, 07/01/2023	1,152	1,158
2.700%, 11/15/2022	613	611
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	704
2.750%, 03/01/2032 (C)	1,571	1,336

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
3.586%, 01/18/2052 (C)(D)	$2,295	$1,711
2.742%, 08/15/2026 (C)	1,025	967
Metropolitan Edison
4.300%, 01/15/2029 (C)(D)	531	522
3.500%, 03/15/2023 (C)	2,775	2,756
MidAmerican Energy
4.800%, 09/15/2043	830	823
2.700%, 08/01/2052 (D)	392	281
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	162	158
Mississippi Power
4.250%, 03/15/2042	200	174
3.950%, 03/30/2028	540	525
3.100%, 07/30/2051	519	367
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025 (D)	275	263
NextEra Energy Capital Holdings
5.000%, 07/15/2032	278	285
4.625%, 07/15/2027	1,167	1,183
0.650%, 03/01/2023	2,435	2,393
NiSource
5.800%, 02/01/2042	149	151
Northern States Power
3.200%, 04/01/2052	305	240
NSTAR Electric
4.550%, 06/01/2052	367	357
3.100%, 06/01/2051	278	213
Oncor Electric Delivery
2.750%, 05/15/2030	1,065	969
2.700%, 11/15/2051	290	212
Pacific Gas and Electric
5.250%, 03/01/2052 (D)	285	235
4.950%, 07/01/2050	610	487
4.750%, 02/15/2044	152	116
4.500%, 07/01/2040	155	120
4.200%, 06/01/2041	262	192
3.950%, 12/01/2047 (D)	733	508
3.500%, 08/01/2050	130	87
3.300%, 08/01/2040 (D)	60	41
2.500%, 02/01/2031	1,595	1,220
2.100%, 08/01/2027	1,536	1,288
1.700%, 11/15/2023 (D)	1,560	1,503
PacifiCorp
3.300%, 03/15/2051 (D)	235	184
2.900%, 06/15/2052 (D)	1,330	970
PECO Energy
4.600%, 05/15/2052	1,299	1,300
4.150%, 10/01/2044	900	817
2.850%, 09/15/2051	545	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pennsylvania Electric
3.250%, 03/15/2028 (C)	$440	$408
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	457
Piedmont Natural Gas
5.050%, 05/15/2052	1,100	1,076
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,300	1,267
2.700%, 05/01/2050	246	176
2.050%, 08/01/2050	125	78
1.900%, 08/15/2031 (D)	606	504
Public Service Enterprise Group
2.450%, 11/15/2031	390	325
1.600%, 08/15/2030	348	276
Public Service of Oklahoma
3.150%, 08/15/2051 (D)	305	224
2.200%, 08/15/2031 (D)	297	248
Southern California Edison
4.125%, 03/01/2048	765	629
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	97
Southern California Gas
2.550%, 02/01/2030	900	795
Southern Gas Capital
5.875%, 03/15/2041 (D)	700	737
4.400%, 05/30/2047	500	436
1.750%, 01/15/2031	477	377
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,434
Southwestern Public Service
3.750%, 06/15/2049	845	712
Texas Electric Market Stabilization Funding N
4.265%, 08/01/2034 (C)	2,750	2,729
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	214	210
Virginia Electric & Power
4.650%, 08/15/2043	585	557
2.450%, 12/15/2050	175	118
Virginia Electric and Power
4.625%, 05/15/2052	307	297
2.950%, 11/15/2051	452	334
Vistra Operations
4.300%, 07/15/2029 (C)(D)	1,590	1,440
WEC Energy Group
0.800%, 03/15/2024	595	565
Wisconsin Electric Power
1.700%, 06/15/2028 (D)	255	222

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.600%, 06/01/2032	$440	$436

		72,886

Total Corporate Obligations
(Cost $1,385,350) ($ Thousands)		1,250,159

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bills
2.184%, 12/15/2022 (G)	3,530	3,493
1.515%, 09/15/2022 (G)	6,480	6,459
1.281%, 10/20/2022 (G)	15,005	14,914
1.240%, 09/20/2022 (G)	9,880	9,845
1.161%, 10/06/2022 (G)	2,735	2,722
1.012%, 08/11/2022 (G)	9,865	9,851
U.S. Treasury Bonds
3.625%, 08/15/2043	240	246
3.250%, 05/15/2042	7,991	7,799
2.875%, 05/15/2052	17,915	16,921
2.375%, 02/15/2042	40,202	34,090
2.375%, 05/15/2051	9,300	7,851
2.250%, 05/15/2041	8,271	6,902
2.250%, 02/15/2052	42,985	35,375
2.000%, 11/15/2041	97,777	77,656
2.000%, 02/15/2050	4,840	3,751
2.000%, 08/15/2051	13,936	10,770
1.875%, 02/15/2041	2,990	2,345
1.875%, 02/15/2051	13,100	9,827
1.875%, 11/15/2051	16,287	12,220
1.750%, 08/15/2041	59,441	45,215
1.625%, 11/15/2050	13,867	9,753
1.375%, 11/15/2040	16,303	11,741
1.375%, 08/15/2050	42,891	28,233
1.250%, 05/15/2050	24,100	15,334
1.125%, 05/15/2040	13,102	9,120
1.125%, 08/15/2040	18,494	12,777
0.000%, 05/15/2049 (A)	5,380	2,289
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052	2,912	2,260
U.S. Treasury Notes
3.250%, 06/30/2027	69,430	70,108
3.250%, 06/30/2029	35,853	36,279
3.000%, 06/30/2024	32,190	32,206
2.875%, 06/15/2025	101,023	100,620
2.875%, 04/30/2029	2,875	2,841
2.875%, 05/15/2032	23,861	23,593
2.750%, 05/15/2025	4,160	4,128
2.750%, 04/30/2027	58,825	58,030
2.750%, 02/15/2028	8,032	7,892
2.750%, 05/31/2029	7,734	7,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.625%, 05/31/2027	$41,030	$40,254
2.500%, 04/30/2024	19,248	19,080
2.500%, 05/31/2024 (D)	37,967	37,624
2.500%, 03/31/2027	3,920	3,825
2.375%, 05/15/2027	8,809	8,528
2.375%, 03/31/2029	13,070	12,511
2.000%, 11/15/2026	8,178	7,819
1.875%, 02/15/2032	3,010	2,727
1.625%, 05/15/2031	1,050	938
1.500%, 02/15/2025	6,247	6,004
1.500%, 08/15/2026	15,505	14,561
1.500%, 01/31/2027	5,425	5,065
1.375%, 10/31/2028	15,426	13,908
1.250%, 03/31/2028	260	235
1.250%, 04/30/2028	7,280	6,567
1.250%, 06/30/2028	3,932	3,537
1.250%, 08/15/2031	2,530	2,178
1.125%, 10/31/2026	9,240	8,517
1.000%, 07/31/2028	4,842	4,282
0.875%, 06/30/2026	10,802	9,916
0.750%, 03/31/2026	3,054	2,805
0.750%, 04/30/2026	80	73
0.750%, 05/31/2026	6,958	6,366
0.750%, 01/31/2028	17,360	15,289
0.625%, 11/30/2027	9,819	8,622
0.500%, 08/31/2027	7,641	6,706
0.500%, 10/31/2027	6,889	6,019
0.375%, 11/30/2025	3,245	2,964
0.375%, 01/31/2026	8,631	7,848
0.250%, 11/15/2023	120	116
0.250%, 08/31/2025	20,276	18,565
0.250%, 09/30/2025	3,278	2,995
0.125%, 09/30/2022	4,853	4,833
0.125%, 04/30/2023	6,713	6,562

Total U.S. Treasury Obligations
(Cost $1,136,969) ($ Thousands)		1,050,877

ASSET-BACKED SECURITIES — 9.4%
Automotive — 1.5%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	828	821
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	1,700	1,682
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	274	266

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$1,183	$1,194
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (C)	840	826
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	665	634
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	1,550	1,474
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	2,800	2,572
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (C)	1,460	1,301
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	188	188
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (C)	1,366	1,346
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (C)	1,455	1,405
Chesapeake Funding II, Ser 2020-1A, Cl D
2.830%, 08/15/2032 (C)	205	197
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (C)	1,227	1,191
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (C)	575	542
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (C)	1,010	951
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	425	396
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	1,651	1,644
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	635	629
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (C)	478	432
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (C)	2,218	2,190
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	436	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-B, Cl A4
3.930%, 08/15/2027	$718	$721
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (C)	840	823
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (C)	435	430
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A3
3.420%, 06/20/2025	666	662
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A4
3.540%, 05/20/2026	729	722
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	1,894	1,875
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	1,010	987
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (C)	1,271	1,121
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (C)	2,664	2,495
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (C)	1,547	1,400
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (C)	363	356
Hertz Vehicle Financing, Ser 2022-5A, Cl A
3.890%, 09/25/2028 (C)	1,565	1,508
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	520
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,061	1,027
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	344
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (C)	233	229
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (C)	418	409
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (C)	537	520

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (C)	$1,325	$1,280
Nissan Auto Lease Trust, Ser 2022-A, Cl A3
3.810%, 05/15/2025	1,228	1,228
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,930	1,902
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	850	823
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	1,730	1,719
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	1,980	1,952
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,576	1,565
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (C)	1,115	1,103
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	340	333
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	640	595
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (C)	3,535	3,489
Toyota Auto Receivables Owner Trust, Ser 2021-D, Cl A3
0.710%, 04/15/2026	309	294
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	753	738
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	430	429
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/2024 (C)	384	384
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (C)	355	353
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	850	840
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A3
3.210%, 02/18/2025	710	706

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A4
3.340%, 06/15/2027	$418	$415
		58,596

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	8,640	8,622
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	1,790	1,787
Barclays Dryrock Issuance Trust, Ser 2022-1, Cl A
3.070%, 02/15/2028	1,769	1,741
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	1,036	904
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	5,792	5,796
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
2.052%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (B)	2,340	2,304
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (C)	580	516
Synchrony Card Funding, Ser 2022-A1, Cl A
3.370%, 04/15/2028	1,137	1,129
		22,799

Financials — 0.0%

Credit Suisse Mortgage Trust
3.974%, 06/15/2039	480	479
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
2.444%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(C)	844	838
		1,317

Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
2.674%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2034 (B)	505	484
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
2.608%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (B)	345	342

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
2.599%, ICE LIBOR USD 1 Month + 0.975%, 12/25/2034 (B)	$250	$245
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
2.479%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (B)	2,599	2,486
Citigroup Mortgage LoanTrust, Ser 2006-HE2, Cl M1
2.059%, ICE LIBOR USD 1 Month + 0.435%, 08/25/2036 (B)	2,701	2,680
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.904%, ICE LIBOR USD 1 Month + 0.280%, 05/25/2037 (B)	5,500	4,447
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
2.299%, ICE LIBOR USD 1 Month + 0.675%, 12/25/2034 (B)	268	260
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
2.064%, ICE LIBOR USD 1 Month + 0.440%, 01/25/2036 (B)	21	21
		10,965

Non-Agency Mortgage-Backed Obligations — 0.5%

AREIT, Ser CRE7, Cl A
3.242%, TSFR1M + 2.242%, 06/17/2039 (B)(C)	2,050	2,033
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055 (B)	655	665
BBCMS Mortgage Trust, Ser C16, Cl A5
4.600%, 06/15/2055 (B)	269	275
Benchmark Mortgage Trust, Ser B35, Cl A5
4.594%, 05/15/2055 (B)	922	933
Benchmark Mortgage Trust, Ser B35, Cl AS
4.594%, 05/15/2055 (B)	645	628
BMO Mortgage Trust, Ser C2, Cl A5
4.974%, 07/15/2054 (B)	1,064	1,102
BPR Trust, Ser OANA, Cl A
3.177%, TSFR1M + 1.898%, 04/15/2037 (B)(C)	915	896
CD Mortgage Trust, Ser CD3, Cl AS
3.833%, 02/10/2050	3,843	3,640
CIM TRUST, Ser 2022-R2, Cl A1
3.750%, 12/25/2061 (B)(C)	795	765
Citigroup Commercial Mortgage Trust, Ser GC48, Cl A5
4.580%, 05/15/2054 (B)	594	611
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	363	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067 (B)(C)	$3,205	$3,163
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067 (C)	1,030	1,001
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057 (B)(C)	1,830	1,786
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	440	419
UBS Commercial Mortgage Trust, Ser C7, Cl A3
3.418%, 12/15/2050	425	404
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055 (B)	840	804
		19,458

Other Asset-Backed Securities — 6.5%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.724%, ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (B)(C)	1,146	1,107
ACRES Commercial Realty, Ser 2021-FL1, Cl A
2.723%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (B)(C)	1,760	1,728
AIG CLO, Ser 2021-1A, Cl A1R
2.183%, ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (B)(C)	3,400	3,337
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (C)	1,734	1,698
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
2.234%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)(C)	3,338	3,304
Antares CLO, Ser 2021-1A, Cl A1R
2.644%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (B)(C)	1,400	1,333
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (C)	1,851	1,796
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (C)	1,135	1,049
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
2.394%, ICE LIBOR USD 1 Month + 1.070%, 08/15/2034 (B)(C)	3,213	3,097
Barings CLO, Ser 2017-IA, Cl AR
1.863%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(C)	885	875
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051 (B)(C)	12	10

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BPR Trust, Ser TY, Cl A
2.374%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038 (B)(C)	$1,160	$1,109
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.724%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (B)	3,050	3,014
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.184%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (B)	2,150	2,127
BSPRT Issuer, Ser 2019-FL5, Cl A
2.474%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (B)(C)	877	877
BX Commercial Mortgage Trust, Ser VOLT, Cl A
2.024%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (B)(C)	2,867	2,765
CARLYLE US CLO, Ser 2021-1A, Cl A2R
2.713%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (B)(C)	1,560	1,477
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
2.784%, ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (B)(C)	3,000	2,825
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.894%, 11/25/2034	27	26
CIFC Funding, Ser 2021-7A, Cl A1
2.314%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (B)(C)	3,500	3,378
CIT Education Loan Trust, Ser 2007-1, Cl A
2.287%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (B)(C)	935	886
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.084%, 03/25/2037	843	829
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.084%, 03/25/2037	1,430	1,332
Citigroup Mortgage LoanTrust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051 (B)(C)	516	441
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	829	744
College Avenue Student Loans, Ser 2017-A, Cl A1
3.274%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (B)(C)	390	386
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	249	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	$471	$456
College Avenue Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (C)	615	544
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	409	368
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (B)(C)	721	633
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.124%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2034 (B)	329	312
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.164%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (B)	232	219
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
2.424%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2047 (B)	1,274	1,223
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.464%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (B)	217	198
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,277	1,248
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	1,205	1,124
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (C)	2,440	2,404
Dryden 77 CLO, Ser 2021-77A, Cl BR
3.128%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (B)(C)	1,475	1,387
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.944%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (B)(C)	1,057	1,040
Educational Funding of the South, Ser 2011-1, Cl A2
1.834%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (B)	698	693
Educational Funding, Ser 2006-1A, Cl A3
1.534%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (B)(C)	1,753	1,351
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.624%, ICE LIBOR USD 1 Month + 1.000%, 08/25/2034 (B)	290	288

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (C)	$3,396	$3,128
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	1	1
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	194
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,844
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
2.284%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (B)	4,922	4,765
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	352	344
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
2.349%, ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (B)(C)	2,921	2,883
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (C)	939	800
GSAMP Trust, Ser 2003-SEA, Cl A1
2.424%, ICE LIBOR USD 1 Month + 0.800%, 02/25/2033 (B)	425	406
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.124%, ICE LIBOR USD 1 Month + 0.500%, 05/25/2046 (B)	4,600	4,313
GSAMP Trust, Ser 2006-NC1, Cl A3
2.204%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (B)	141	141
Higher Education Funding, Ser 2014-1, Cl A
2.574%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (B)(C)	793	791
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (C)	1,240	1,079
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	695	670
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	1,525	1,399
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (C)	3,473	3,391
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (C)	820	727
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	751	722
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,031	969

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust, Ser 2022-A, Cl A2
1.900%, 11/15/2024	$340	$337
JP Morgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051 (B)(C)	2,060	1,757
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	196
LCM XXI, Ser 2018-21A, Cl AR
1.943%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)(C)	450	445
LMREC, Ser 2019-CRE3, Cl A
3.024%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (B)(C)	4,580	4,523
LoanCore Issuer, Ser 2019-CRE2, Cl A
2.454%, ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (B)(C)	579	578
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (C)	1,041	948
Magnetite VII, Ser 2018-7A, Cl A1R2
1.844%, ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (B)(C)	945	931
MF1, Ser 2020-FL4, Cl A
3.148%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	980	975
MF1, Ser 2021-FL7, Cl A
2.692%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (B)(C)	4,115	3,975
MF1, Ser 2022-FL8, Cl A
2.142%, SOFR30A + 1.350%, 02/19/2037 (B)(C)	2,380	2,298
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (B)(C)	360	326
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,210	1,190
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (B)(C)	930	908
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (C)	668	621
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	332	301
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.924%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (B)(C)	457	451
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.474%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (B)(C)	282	286

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	$308	$304
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	51	51
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	52	52
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	950	948
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	696	684
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,027	1,003
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,295	1,242
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,977	1,884
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	450	423
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	174	164
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	777	729
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	868	809
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	110	101
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	884	803
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,467	1,352
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,509	2,250
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,031	903

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	$391	$346
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,346	1,254
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.134%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (B)	2,372	2,295
Navient Student Loan Trust, Ser 2014-3, Cl A
2.244%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	2,064	2,006
Navient Student Loan Trust, Ser 2014-4, Cl A
2.244%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	1,389	1,346
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.124%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (B)(C)	1,240	1,240
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.774%, ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (B)(C)	933	932
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.674%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (B)(C)	2,900	2,861
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,367	1,322
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	494	425
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,207	1,073
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.364%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (B)	469	453
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.344%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (B)	768	744
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.294%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (B)	2,684	2,601
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.196%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (B)	2,247	2,171

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.216%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (B)	$2,212	$2,200
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.276%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (B)	360	341
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.474%, ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (B)(C)	950	918
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.574%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (B)(C)	2,155	2,097
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	550	509
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	1,427	1,310
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
2.166%, ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (B)(C)	350	346
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (C)	3,245	2,809
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056 (B)(C)	449	394
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (C)	1,086	994
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061 (B)(C)	475	408
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
2.194%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (B)(C)	875	847
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.994%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (B)(C)	3,200	3,156
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	494	478
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.705%, 10/15/2037 (B)	647	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (C)	$1,040	$998
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.654%, 08/25/2035 (B)(C)	1,046	925
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (C)	1,061	1,020
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (C)	880	859
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (C)	698	611
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (C)	2,382	2,143
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (C)	1,215	1,147
RAMP Trust, Ser 2006-RZ3, Cl M1
1.974%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (B)	3,921	3,775
Rockford Tower CLO, Ser 2021-2A, Cl AR
2.578%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (B)(C)	3,150	3,060
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,036	1,021
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	865	852
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (C)	620	610
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (C)	522	495
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.159%, ICE LIBOR USD 3 Month + 0.330%, 03/15/2024 (B)	175	173
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.139%, ICE LIBOR USD 3 Month + 0.310%, 12/15/2038 (B)	1,082	1,044
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.029%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(C)	1,811	1,734

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-4, Cl A4
1.354%, ICE LIBOR USD 3 Month + 0.170%, 07/25/2040 (B)	$3,000	$2,823
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.344%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (B)	2,217	2,074
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.244%, ICE LIBOR USD 3 Month + 0.060%, 07/25/2022 (B)	2,464	2,404
SLM Student Loan Trust, Ser 2007-7, Cl B
1.934%, ICE LIBOR USD 3 Month + 0.750%, 10/27/2070 (B)	1,050	912
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.934%, ICE LIBOR USD 3 Month + 0.750%, 04/25/2023 (B)	712	692
SLM Student Loan Trust, Ser 2008-2, Cl B
2.384%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (B)	685	543
SLM Student Loan Trust, Ser 2008-3, Cl B
2.384%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (B)	685	587
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.834%, ICE LIBOR USD 3 Month + 1.650%, 07/25/2022 (B)	546	544
SLM Student Loan Trust, Ser 2008-4, Cl B
3.034%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (B)	685	657
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.884%, ICE LIBOR USD 3 Month + 1.700%, 07/25/2023 (B)	91	91
SLM Student Loan Trust, Ser 2008-5, Cl B
3.034%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (B)	685	678
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.284%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (B)	2,752	2,679
SLM Student Loan Trust, Ser 2008-6, Cl B
3.034%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	685	638
SLM Student Loan Trust, Ser 2008-7, Cl B
3.034%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	685	632
SLM Student Loan Trust, Ser 2008-8, Cl B
3.434%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (B)	685	666
SLM Student Loan Trust, Ser 2008-9, Cl A
2.684%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (B)	1,134	1,132
SLM Student Loan Trust, Ser 2008-9, Cl B
3.434%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (B)	685	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2009-3, Cl A
2.374%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (B)(C)	$465	$451
SLM Student Loan Trust, Ser 2021-10A, Cl A4
2.499%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)(C)	972	941
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	289	280
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.774%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (B)(C)	250	249
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.424%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (B)(C)	270	269
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	390	384
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	1,535	1,502
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (C)	1,006	912
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	958	873
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	2,933	2,691
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	564	515
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,356	2,082
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,654	1,535
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
2.124%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (B)(C)	1,274	1,228
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (C)	2,790	2,588
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	1,345	1,252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2022-A, Cl APT
2.850%, 11/16/2054 (C)	$921	$852
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	112	106
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (C)	806	733
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	816	736
South Carolina Student Loan, Ser 2015-A, Cl A
3.124%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (B)	1,129	1,121
Southwick Park CLO, Ser 2021-4A, Cl A1R
2.123%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (B)(C)	2,610	2,543
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	1,355	1,244
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056 (B)(C)	795	713
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (C)	1,493	1,297
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.174%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (B)	380	358
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
2.044%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (B)	2,641	2,480
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	6	5
STWD, Ser 2019-FL1, Cl A
2.528%, TSFR1M + 1.194%, 07/15/2038 (B)(C)	363	361
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (C)	697	605
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	757	738
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.224%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (B)(C)	389	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (B)(C)	$1,050	$978
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	852	825
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	1,045	1,032
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (B)(C)	1,038	1,002
Trestles CLO IV, Ser 2021-4A, Cl B1
2.798%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (B)(C)	3,445	3,266
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (C)	445	395
TRTX Issuer, Ser 2019-FL3, Cl A
2.742%, TSFR1M + 1.264%, 10/15/2034 (B)(C)	1,442	1,434
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	188	183
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	335	310
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	510	516
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	735	744
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/2043 (C)	3,371	3,342
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	577
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,298	1,286
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066 (B)(C)	691	605
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066 (B)(C)	2,618	2,278
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
1.914%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (B)	6,134	5,995

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
2.554%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (B)(C)	$1,000	$986
		253,748

Total Asset-Backed Securities
(Cost $379,223) ($ Thousands)		366,883

LOAN PARTICIPATIONS — 1.5%
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028 (B)	420	385
Ali Group
0.000%, 10/13/2028 (H)	930	887
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 05/12/2028 (B)	1,255	1,148
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.560%, 08/17/2028 (B)	563	534
AMWINS Group Inc.
3.310%, 02/19/2028 (B)	444	419
APi Group DE, Inc., Initial Term Loan, 1st Lien
3.560%, LIBOR + 2.500%, 10/01/2026 (B)	849	815
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
2.810%, LIBOR + 1.750%, 03/11/2025 (B)	24	23
Asurion, LLC, New B-7 Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 11/03/2024 (B)	562	526
Asurion, LLC, New B-8 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 12/23/2026 (B)	329	298
Asurion, LLC, New B-9 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 07/31/2027 (B)	376	339
Athena Health, Term Loan, 1st Lien
1.750%, 02/15/2029 (B)(H)	223	205
Athena Helath Group, Initial Term Loan
5.009%, 02/15/2029 (B)	1,317	1,209
Avolon TLB Borrower 1 LLC
3.845%, 12/01/2027	277	262
B.C. ULC
2.810%, LIBOR + 1.750%, 11/19/2026 (B)	1,439	1,371
Berry Global, Inc.
3.005%, 07/01/2026 (B)	448	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brookfeild WEC Holdings
3.810%, 08/01/2025 (B)	$226	$214
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.506%, LIBOR + 2.750%, 06/07/2028 (B)	577	546
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.810%, LIBOR + 2.750%, 12/23/2024 (B)	875	841
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.560%, 07/21/2025 (B)	611	587
Castlelake Avia
4.579%, 10/22/2026 (B)	954	910
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.560%, ICE LIBOR USD 1 Month + 2.500%, 03/01/2024 (B)	707	686
Charter Communications Operating Llc Lien1
2.810%, 04/30/2025	1,046	1,017
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.810%, LIBOR + 1.750%, 02/01/2027 (B)	158	150
Citadel Securities LP, 2021 Term Loan, 1st Lien
3.649%, LIBOR + 2.500%, 02/02/2028 (B)	684	657
Clarios Global, Term Loan 1st Lien
4.310%, LIBOR + 3.250%, 04/30/2026 (B)	923	860
CSC Holdings LLC, Term Loan B, 1st Lien
3.574%, 01/15/2026 (B)	198	184
CSC Holdings, LLC
3.824%, LIBOR + 2.500%, 04/15/2027 (B)	215	199
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.060%, LIBOR + 4.000%, 10/16/2026 (B)	1,334	1,272
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.784%, LIBOR + 3.750%, 04/09/2027 (B)	963	899
Delta Topco, Inc., Initial Term Loan, 1st Lien
5.836%, LIBOR + 3.750%, 12/01/2027 (B)	78	70
Energizer Holdings
3.875%, 12/22/2027	207	196
Entain PLC
3.743%, 03/29/2027	248	237

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.133%, LIBOR + 2.500%, 11/18/2024 (B)	$23	$20
EyeCare Partners, LLC, Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 02/18/2027 (B)	304	281
First Eagle Holdings, Term Loan
3.506%, 02/01/2027	254	236
Fleetcor Technologies Operating Company
2.810%, 04/28/2028	447	429
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
3.060%, LIBOR + 2.000%, 07/03/2024 (B)	593	569
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.560%, LIBOR + 2.500%, 02/01/2024 (B)	50	49
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
3.060%, 11/30/2023	581	574
Froneri International Limited, Facility B2, 1st Lien
3.310%, LIBOR + 2.250%, 01/29/2027 (B)	432	397
Gainwell Acquisition Corp., Term B Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/01/2027 (B)	1,346	1,271
Garda World Security Corp
5.900%, LIBOR + 4.250%, 10/30/2026 (B)	268	248
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.006%, LIBOR + 2.000%, 12/30/2026 (B)	627	600
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
4.239%, 05/30/2025 (B)	57	55
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 10/02/2025 (B)	715	663
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
2.810%, 02/15/2024 (B)	314	303
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.810%, 03/06/2028 (B)	306	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.060%, LIBOR + 2.000%, 11/15/2027 (B)	$1,279	$1,206
Harbor Freight Tools USA, Inc
3.810%, 10/19/2027	788	694
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
3.374%, LIBOR + 1.750%, 06/22/2026 (B)	1,348	1,294
Horizon Therapeudics
3.375%, 03/15/2028	1,030	992
Hudson River Trading LLC, Term Loan, 1st Lien
4.149%, LIBOR + 3.000%, 03/20/2028 (B)	446	416
Hunter Douglas, Term Loan, 1st Lien
4.842%, 02/26/2029 (B)	1,380	1,184
Icon Public Limited Company, Lux Term Loan, 1st Lien
3.313%, 07/03/2028 (B)	737	711
Icon Public Limited Company, U.S. Term Loan, 1st Lien
3.313%, 07/03/2028 (B)	184	177
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 05/01/2026 (B)	802	743
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.810%, LIBOR + 2.750%, 01/29/2026 (B)(H)	296	279
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
3.810%, LIBOR + 2.750%, 01/26/2028 (B)	524	502
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 05/05/2028 (B)	1,151	1,096
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
2.810%, LIBOR + 1.750%, 03/01/2027 (B)(H)	542	501
Magenta Buyer LLC, Initial Term Loan, 1st Lien
6.230%, LIBOR + 5.000%, 07/27/2028 (B)	1,512	1,355

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Michaels Companies, Inc. The, Term B Loan, 1st Lien
5.256%, LIBOR + 4.250%, 04/15/2028 (B)	$1	$1
Mozart Debt Merger, Term Loan, 1st Lien
4.310%, 10/23/2028 (B)	1,010	935
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
3.562%, 09/18/2026 (B)	886	872
Numericable U.S. LLC, Term Loan B, 1st Lien
4.732%, 01/31/2026 (B)	212	192
Parexel International, Term Loan, 1st Lien
4.310%, 11/15/2028 (B)	470	440
PCI Gaming Authority, Term B Facility Loan
3.560%, 05/29/2026 (B)	429	410
Peraton Corp., Term B Loan, 1st Lien
4.810%, LIBOR + 3.750%, 02/01/2028 (B)	1,137	1,066
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 03/03/2028 (B)	464	436
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 03/05/2026 (B)	1,292	1,205
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
3.134%, 08/04/2028 (B)	1,831	1,751
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, LIBOR + 2.750%, 09/23/2026 (B)	721	671
Project Sky, Term Loan, 1st Lien
4.810%, 10/08/2028 (B)	339	311
Quikrete Holding, Term Loan B1, 1st Lien
4.060%, 06/11/2028 (B)	460	433
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, LIBOR + 2.750%, 02/15/2028 (B)(H)	376	342
Realpage Inc.
4.310%, 04/24/2028 (B)	1,045	963
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
4.810%, LIBOR + 3.750%, 11/16/2025 (B)	478	445
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
2.810%, LIBOR + 1.750%, 02/04/2027 (B)	1,068	1,024
Scientific Games/Lights & Wonder
4.358%, 04/16/2029 (B)	900	853

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
3.810%, LIBOR + 2.500%, 06/21/2024 (B)	$44	$42
Setanta Aircraft
3.006%, 11/05/2028	1,060	1,006
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.810%, 12/11/2026 (B)	1,370	1,300
Station Casinos LLC, Term B-1 Facility Term Loan, 1st Lien
3.310%, 02/08/2027 (B)	673	632
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
4.560%, LIBOR + 3.500%, 12/17/2026 (B)	514	473
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
3.310%, 12/09/2025 (B)	59	56
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (B)	814	718
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026	851	790
United AirLines, Inc., Class B Term Loan, 1st Lien
5.392%, LIBOR + 3.750%, 04/21/2028 (B)	822	762
Verscend Holding Corp., Term B-1 Loan, 1st Lien
5.060%, LIBOR + 4.000%, 08/27/2025 (B)	383	365
VFH Parent, Initial Term Loan
4.434%, 01/13/2029 (B)	410	388
Virgin Media Bristol LLC, N Facility, 1st Lien
3.824%, LIBOR + 2.500%, 01/31/2028 (B)	1,327	1,239
XPO Logistics, Inc., Term Loan B, 1st Lien
2.870%, 02/24/2025 (B)	550	523
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 03/09/2027 (B)	570	524
Zebra Buyer LLC
4.313%, 11/01/2028	451	432

Total Loan Participations
(Cost $60,676) ($ Thousands)		57,101

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 1.4%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(C)		$1,010	$1,009
Airport Authority
3.250%, 01/12/2052(C)		1,360	1,078
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (I)		1,460	391
1.125%, 1.500%, 07/09/2022, 07/09/2035 (I)		2,557	551
1.000%, 07/09/2029		203	46
0.500%, 0.750%, 07/09/2023, 07/09/2030 (I)		1,216	285
Brazilian Government International Bond
5.000%, 01/27/2045		3,400	2,425
4.750%, 01/14/2050		1,300	880
4.625%, 01/13/2028		2,890	2,698
2.625%, 01/05/2023		200	199
Buenos Aires Government International Bond MTN
3.900%, 5.25% 09/01/2022, 09/01/2037 (C)(I)		859	254
Chile Government International Bond
4.340%, 03/07/2042(D)		994	885
3.500%, 01/31/2034		239	212
China Government Bond
3.390%, 05/21/2025	CNY	2,000	305
3.310%, 11/30/2025		11,500	1,752
Colombia Government International Bond
5.625%, 02/26/2044		$660	474
5.000%, 06/15/2045		830	555
4.125%, 02/22/2042		680	422
3.250%, 04/22/2032(D)		670	484
Export-Import Bank of India
3.375%, 08/05/2026(C)		350	333
Indonesia Government International Bond
4.300%, 03/31/2052		409	355
3.700%, 10/30/2049(D)		970	776
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,450
6.375%, 04/15/2032		58,803,000	3,706
Israel Government International Bond
3.375%, 01/15/2050		$280	226
2.750%, 07/03/2030		470	436
Kenya Government International Bond
7.250%, 02/28/2028(C)		200	144
6.875%, 06/24/2024		200	167
6.300%, 01/23/2034(C)(D)		960	597

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.050%, 01/11/2040		$1,210	$1,189
4.750%, 03/08/2044(D)		10,080	8,376
4.600%, 02/10/2048		200	158
4.500%, 04/22/2029(D)		995	966
4.400%, 02/12/2052		520	391
4.280%, 08/14/2041		1,349	1,066
3.750%, 01/11/2028		390	374
3.500%, 02/12/2034(D)		1,347	1,113
2.659%, 05/24/2031(D)		3,760	3,094
Nigeria Government International Bond
7.143%, 02/23/2030(C)		240	169
6.500%, 11/28/2027(C)(D)		220	167
Panama Government International Bond
4.500%, 04/01/2056		540	428
2.252%, 09/29/2032		620	483
Paraguay Government International Bond
5.400%, 03/30/2050(C)		591	458
4.950%, 04/28/2031(C)		234	216
3.849%, 06/28/2033(C)		597	487
Peruvian Government International Bond
5.625%, 11/18/2050(D)		600	621
3.600%, 01/15/2072		274	185
2.783%, 01/23/2031		300	255
1.862%, 12/01/2032		553	419
Province of Quebec Canada
2.625%, 02/13/2023		620	619
Province of Saskatchewan Canada
3.250%, 06/08/2027		463	461
Republic of Italy Government International Bond
3.875%, 05/06/2051		237	186
Republic of Poland Government International Bond
4.000%, 01/22/2024(D)		1,327	1,326
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	490
7.700%, 03/16/2039		162,070	252
7.650%, 04/10/2030		63,630	99
7.250%, 05/10/2034		24,200	38
7.000%, 01/25/2023		34,160	53
7.000%, 08/16/2023		231,430	359
6.900%, 05/23/2029		452,100	702
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$281	73
5.625%, 04/04/2042		2,000	560
4.875%, 09/16/2023		200	50

Total Sovereign Debt
(Cost $83,574) ($ Thousands)			53,978

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.610%, 09/04/2024	$3,360	$3,271
1.610%, 09/04/2024	3,355	3,270
1.040%, 06/14/2024	13,660	13,201
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	948
FNMA
0.500%, 06/17/2025	4,215	3,910
0.000%, 11/15/2030(A)	3,564	2,684
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	700
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,165	888
Tennessee Valley Authority
0.750%, 05/15/2025	1,055	987

Total U.S. Government Agency Obligations
(Cost $31,635) ($ Thousands)		29,859

MUNICIPAL BONDS — 0.3%
California — 0.0%
California Health Facilities Financing Authority, RB
3.000%, 08/15/2051	785	630
California State University, Ser B, RB
2.374%, 11/01/2035	685	547
Regents of the University of California Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	790	587

		1,764

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,064	1,217

Michigan — 0.0%
University of Michigan, Ser A, RB
3.504%, 04/01/2052	530	469

Nevada — 0.1%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	939

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049 (D)	260	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	$505	$491
New York City, Ser D, GO
2.223%, 08/01/2035	1,350	1,061
1.823%, 08/01/2030	610	511
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	760
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	610	516
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	275	302
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	906

		4,815

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	434

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	212
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	632	851

		1,063

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	331

Total Municipal Bonds
(Cost $12,228) ($ Thousands)		11,032

	Shares
AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
1.330% **†(J)	302,267,097	302,291

Total Affiliated Partnership
(Cost $302,280) ($ Thousands)		302,291

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	72,516,910	$72,517

Total Cash Equivalent
(Cost $72,517) ($ Thousands)		72,517

PURCHASED OPTIONS — 0.0%
Total Purchased Options (K)
(Cost $973) ($ Thousands)		608

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions (L)
(Cost $233) ($ Thousands)		39

Total Investments in Securities — 116.3%
(Cost $4,859,060) ($ Thousands)		$4,513,057

WRITTEN OPTIONS — (0.1)%
Total Written Options (K)
(Premiums Received $2,893) ($ Thousands)		$(3,894)

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions (L)
(Premiums Received $228) ($ Thousands)		$(133)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
July 2022, Eurodollar Mid-Curve Option	306	$74,492	$97.38	7/16/2022	$12
September 2022, Eurodollar Mid-Curve Option	167	41,071	98.38	9/17/2022	8
September 2022, Eurodollar Mid-Curve Option	361	89,122	98.75	9/17/2022	9
December 2022, IMM Eurodollar Future Option	449	110,426	98.38	12/17/2022	25
June 2023, IMM Eurodollar Future Option	495	121,894	98.50	6/17/2023	102
August 2022, U.S. 10 Year Future Option	235	27,495	117.00	7/16/2022	452

Total Purchased Options		$464,500			$608
WRITTEN OPTIONS — (0.1)%
Put Options
December 2022, IMM Eurodollar Future Option	(449)	$(110,145)	98.13	12/17/22	$(2,057)
June 2023, IMM Eurodollar Future Option	(95)	(23,037)	97.00	06/17/23	(198)
September 2022, U.S. 5 Year Future Option	(373)	(40,471)	108.50	08/20/22	(46)

		$(173,653)			(2,301)

Call Options
September 2023, 3 Month SOFR OPT Sep23C 98.75	(164)	$(40,488)	98.75	09/16/23	$(52)
September 2022, Eurodollar Mid-Curve Option	(484)	(117,824)	97.38	09/17/22	(145)
September 2022, Eurodollar Mid-Curve Option	(141)	(34,369)	97.50	09/17/22	(34)
September 2022, Eurodollar Mid-Curve Option	(305)	(74,439)	97.63	09/17/22	(57)
September 2022, Eurodollar Mid-Curve Option	(820)	(202,950)	99.00	09/17/22	(10)
December 2022, IMM Eurodollar Future Option	(193)	(46,561)	96.50	12/17/22	(139)
December 2022, IMM Eurodollar Future Option	(780)	(189,150)	97.00	12/17/22	(268)
December 2022, IMM Eurodollar Future Option	(449)	(110,145)	98.13	12/17/22	(34)
June 2023, IMM Eurodollar Future Option	(495)	(121,275)	98.00	06/17/23	(183)
August 2022, U.S. 10 Year Future Option	(140)	(16,520)	118.00	07/16/22	(173)
September 2022, U.S. 10 Year Future Option	(330)	(39,600)	120.00	08/20/22	(299)
August 2022, U.S. 5 Year Future Option	(106)	(11,819)	111.50	07/16/22	(115)
August 2022, U.S. 5 Year Future Option	(109)	(12,208)	112.00	07/16/22	(84)

		(1,017,348)			(1,593)

Total Written Options		$(1,191,001)			$(3,894)

†† Represents cost.

A list of open OTC swaptions held by the Fund at June 30, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Call Swaptions
Swaption Put 07/21/22 101.50*	Bank of America Merrill Lynch	11,240,000	$101.50	07/16/2022	$4
Swaption Put 08/18/22 90*	Bank of America Merrill Lynch	30,500,000	$90.00	08/20/2022	35
Total Purchased Swaptions		41,740,000			$39
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption Put 07/21/22 94.5*	Bank of America Merrill Lynch	(11,240,000)	$94.50	07/16/2022	$(63)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS (continued)
Swaption Put 08/18/22 120*	Bank of America Merrill Lynch	(30,500,000)	$120.00	08/20/2022	$(70)

Total Written Swaptions		(41,740,000)			$(133)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
3 Month Euribor	194	Dec-2022	$50,783	$50,126	$(223)
90-Day Euro$	240	Jun-2023	57,938	57,939	1
90-Day Euro$	1,136	Dec-2022	277,949	273,520	(4,429)
90-Day Euro$	299	Dec-2023	73,570	72,436	(1,134)
Euro-Bobl	36	Sep-2022	4,846	4,674	(58)
Euro-OAT	77	Sep-2022	11,770	11,152	(346)
Three-Month SOFR	196	Sep-2023	47,310	47,444	134
U.S. 2-Year Treasury Note	7	Oct-2022	1,475	1,470	(5)
U.S. 5-Year Treasury Note	667	Oct-2022	74,761	74,871	110
U.S. 5-Year Treasury Note	4,803	Oct-2022	540,897	539,137	(1,760)
U.S. 10-Year Treasury Note	45	Sep-2022	5,399	5,334	(65)
U.S. Long Treasury Bond	476	Sep-2022	66,574	65,986	(588)
U.S. Ultra Long Treasury Bond	167	Sep-2022	26,231	25,775	(456)
			1,239,503	1,229,864	(8,819)
Short Contracts
90-Day Euro$	(323)	Mar-2025	$(79,034)	$(78,473)	$561
3 MONTH SOFR FUT SEP22	(191)	Dec-2022	(46,292)	(46,339)	(47)
Euro-Bund	(8)	Sep-2022	(1,327)	(1,244)	52
Euro-Buxl	(4)	Sep-2022	(764)	(684)	63
U.S. 2-Year Treasury Note	(306)	Oct-2022	(64,516)	(64,265)	251
U.S. 10-Year Treasury Note	(2,522)	Sep-2022	(299,524)	(298,936)	588
U.S. Long Treasury Bond	(113)	Sep-2022	(15,968)	(15,664)	304
Ultra 10-Year U.S. Treasury Note	(447)	Sep-2022	(57,586)	(56,937)	649
			(565,011)	(562,542)	2,421
			$674,492	$667,322	$(6,398)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/19/22	COP	5,189,635	USD	1,371	$126
Citigroup	07/19/22	EUR	870	USD	924	13
Citigroup	07/19/22	EUR	2,574	NOK	24,519	(211)
Citigroup	07/19/22	USD	6,483	IDR	93,241,327	(237)
Citigroup	07/19/22	USD	13,968	AUD	18,672	(1,127)
Citigroup	07/19/22	USD	38,458	CAD	48,071	(1,190)
Citigroup	07/19/22	CNH	52,111	USD	8,139	367
Goldman Sachs	07/19/22	EUR	2	NOK	19	—
Goldman Sachs	07/19/22	EUR	500	USD	522	(1)
Goldman Sachs	07/19/22	USD	2,290	GBP	1,753	(161)
Goldman Sachs	07/19/22	USD	12,123	JPY	1,498,110	(1,082)
Morgan Stanley	07/19/22	EUR	2,342	NOK	22,252	(198)
Morgan Stanley	07/19/22	EUR	13,058	USD	14,303	634
						$(3,067)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USA-CPI-U	.97%	Annual	11/18/2023	USD	12,250	$668	$(48)	$716
1.785%	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	1,920	403	–	403
1.7725%	3M USD LIBOR	Quarterly	07/24/2053	USD	2,600	552	–	552
3 MONTH USD - LIBOR	1.8075%	Quarterly	07/24/2053	USD	1,300	267	–	267
.5%	SD-SOFR-OIS-COMPOUND	Annual	04/21/2052	USD	5,290	125	9	116
SD-SOFR-OIS-COMPOUND	.65%	Annual	08/15/2047	USD	560	107	56	51
USD-SOFR-OIS-COMPOUND	.63%	Annual	05/15/2047	USD	7,680	1,497	339	1,158
CMENA IR LIBOR 2/15/47	1.63% FIXED	Quarterly	02/15/2047	USD	6,257	1,520	38	1,482
USD-SOFR-COMPOUND 2/15/47	1.52% FIXED	Annual	02/15/2047	USD	5,559	1,190	(64)	1,254
CMENA IR 2/15/47	1.72875% FIXED	Annual	02/15/2047	USD	5,240	927	63	864
0.74%	USD-SOFRRATE	Annual	08/19/2045	USD	5,670	1,946	–	1,946
USD-SOFRRATE	0.56%	Annual	07/20/2045	USD	8,660	3,232	103	3,129
SD-SOFR-OIS COMPOUND	2.00%	Annual	03/18/2032	USD	5,870	386	37	349
2.77%	USD CPI INDEX	Annual	10/20/2031	USD	10,870	(492)	9	(501)
USD LIBOR BBA	1.7334%	Annual	10/20/2031	USD	10,870	466	40	426
LE - 2.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	02/15/2029	USD	10,144	(65)	(20)	(45)
SD-SOFR-OIS-COMPOUND	.22% FIXED	Annual	08/15/2028	USD	9,318	802	(1)	803
SOFR- COMPOUNDING	1.113%	Annual	08/15/2028	USD	21,686	1,976	141	1,835
USD-LIBOR-BBA	1.35%	Quarterly	02/15/2028	USD	18,476	1,599	(105)	1,704
USD-SOFR-COMPOUND 5/15/2027	0.71% FIXED	Annual	05/15/2027	USD	37,002	3,455	–	3,455
SD-SOFR-OIS-COMPOUND	.5%	Annual	03/04/2027	USD	11,597	(615)	(17)	(598)
USD-SOFR-OIS-COMPOUND	.52%	Annual	11/20/2026	USD	13,910	432	(29)	461
SA-CPI-U	.37%	Annual	11/18/2026	USD	12,250	(438)	170	(608)
USD CPI INDEX	2.95%	Annual	10/20/2026	USD	10,870	626	(5)	631
3M LIBOR	.6875% FIXED	Semi-Annual	12/07/2025	USD	39,405	(883)	–	(883)
.39% FIXED	3M LIBOR	Semi-Annual	09/28/2025	USD	35,750	(1,029)	–	(1,029)
.0355%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	23,015	(844)	–	(844)
.0255%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	31,110	(1,145)	–	(1,145)
.0725%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	15,555	(559)	–	(559)
VE - FIXED 1.95%	SECURED ON FINANCING RATE(SOFRRAT)	Annual	06/10/2024	USD	66,350	(1,258)	–	(1,258)
.87%	3M LIBOR	Quarterly	09/28/2053	USD	3,050	581	–	581
3M LIBOR	.6875% FIXED	Quarterly	12/07/2053	USD	3,295	701	–	701
						$16,130	$716	$15,414

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.38	Sell	5.00%	Quarterly	06/20/2027	$(19,364)	$(558)	$946	$(1,504)
CDS-CDX.NA.IG.38	Sell	1.00%	Quarterly	06/20/2027	(157,133)	(50)	1,829	(1,879)
						$(608)	$2,775	$(3,383)

Percentages are based on Net Assets of $3,879,003 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
(A)	Zero coupon security.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $628,911 ($ Thousands), representing 16.2% of the Net Assets of the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $249,159 ($ Thousands).
(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $302,291 ($ Thousands).
(K)	Refer to table below for details on Options Contracts.
(L)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Structure
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Offshore Yuan
CNY — Chinese Yuan
COP — Colombian Peso
DAC — Designated Activity Company
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
Ser — Series
TA — Tax Allocation
TBA — To Be Announced
ULC — Unlimited Liability Company
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,317,713	–	1,317,713
Corporate Obligations	–	1,250,159	–	1,250,159
U.S. Treasury Obligations	116,080	934,797	–	1,050,877
Asset-Backed Securities	–	366,883	–	366,883
Loan Participations	–	57,101	–	57,101
Sovereign Debt	–	53,978	–	53,978
U.S. Government Agency Obligations	–	29,859	–	29,859
Municipal Bonds	–	11,032	–	11,032
Affiliated Partnership	–	302,291	–	302,291
Cash Equivalent	72,517	–	–	72,517
Purchased Options	608	–	–	608
Purchased Swaptions	–	39	–	39
Total Investments in Securities	189,205	4,323,852	–	4,513,057

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Fixed Income Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(3,894)	–	–	(3,894)
Written Swaptions	–	(133)	–	(133)
Futures Contracts*
Unrealized Appreciation	2,713	–	–	2,713
Unrealized Depreciation	(9,111)	–	–	(9,111)
Forwards Contracts*
Unrealized Appreciation	–	1,140	–	1,140
Unrealized Depreciation	–	(4,207)	–	(4,207)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	22,884	–	22,884

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	–	(7,470)	–	(7,470)
Credit Default Swaps*
Unrealized Depreciation	–	(3,383)	–	(3,383)
Total Other Financial Instruments	(10,292)	8,831	–	(1,461)

*	Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$80,566	$1,264,784	$(1,043,028)	$(24)	$(7)	$302,291	302,267,097	$188	$—
SEI Daily Income Trust, Government Fund, Cl F	222,427	3,272,504	(3,422,414)	—	—	72,517	72,516,910	169	4
Totals	$302,993	$4,537,288	$(4,465,442)	$(24)	$(7)	$374,808		$357	$4

Amounts designated as “-” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.9%
Communication Services — 10.6%
Altice France
8.125%, 02/01/2027 (A)	$800	$736
5.500%, 10/15/2029 (A)	1,357	1,037
5.125%, 07/15/2029 (A)	1,002	756
Altice France Holding
10.500%, 05/15/2027 (A)	2,748	2,306
6.000%, 02/15/2028 (A)	1,756	1,246
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	938	623
6.125%, 05/15/2027	420	206
5.750%, 06/15/2025	85	59
ANGI Group
3.875%, 08/15/2028 (A)	1,465	1,115
Audacy Capital
6.750%, 03/31/2029 (A)	4,684	2,494
6.500%, 05/01/2027 (A)	1,017	605
Avaya
8.000%, 12/15/2027	1,995	1,995
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	880	660
Belo
7.250%, 09/15/2027	250	245
CCO Holdings
5.375%, 06/01/2029 (A)	1,050	939
5.125%, 05/01/2027 (A)	3,472	3,277
5.000%, 02/01/2028 (A)	2,627	2,424
4.750%, 03/01/2030 (A)	1,270	1,086
4.750%, 02/01/2032 (A)	110	90
4.500%, 08/15/2030 (A)	7,546	6,265
4.500%, 05/01/2032	2,185	1,769
4.250%, 02/01/2031 (A)	5,299	4,319
4.250%, 01/15/2034 (A)	880	680
Charter Communications Operating
4.400%, 12/01/2061	235	169
3.950%, 06/30/2062	950	635
3.900%, 06/01/2052	655	455
3.700%, 04/01/2051	720	487
Cinemark USA
8.750%, 05/01/2025 (A)	160	162
5.250%, 07/15/2028 (A)	135	109
Clear Channel International BV
6.625%, 08/01/2025 (A)	564	525
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	285	207
7.500%, 06/01/2029 (A)	524	377
5.125%, 08/15/2027 (A)	1,870	1,579
Comcast
2.987%, 11/01/2063	2,485	1,695
2.937%, 11/01/2056	1,785	1,240
Consolidated Communications
6.500%, 10/01/2028 (A)	2,979	2,534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$2,855	$2,225
7.375%, 07/01/2028	5,314	3,615
5.875%, 07/15/2022	30	30
5.875%, 11/15/2024	3,112	2,622
5.750%, 12/01/2028 (A)	1,878	1,391
5.250%, 12/01/2026 (A)	2,180	1,709
5.125%, 06/01/2029	2,514	1,528
5.000%, 03/15/2023	1,789	1,703
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,205	1,163
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	2,097	2,120
6.750%, 05/01/2029 (A)	269	221
6.000%, 01/15/2030 (A)	968	745
5.875%, 10/15/2027 (A)	206	185
5.875%, 11/01/2029	1,672	1,287
5.000%, 05/01/2028 (A)	662	563
Gannett Holdings
6.000%, 11/01/2026 (A)	158	132
Gray Escrow II
5.375%, 11/15/2031 (A)	1,990	1,594
Gray Television
7.000%, 05/15/2027 (A)	465	448
4.750%, 10/15/2030 (A)	1,744	1,365
iHeartCommunications
8.375%, 05/01/2027	575	457
6.375%, 05/01/2026	399	369
5.250%, 08/15/2027 (A)	1,138	974
4.750%, 01/15/2028 (A)	842	694
Iliad Holding SASU
7.000%, 10/15/2028 (A)	180	157
6.500%, 10/15/2026 (A)	1,280	1,152
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,852	1,528
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)	4,165	–
Level 3 Financing
4.625%, 09/15/2027 (A)	1,131	964
4.250%, 07/01/2028 (A)	838	671
3.750%, 07/15/2029 (A)	320	247
3.625%, 01/15/2029 (A)	3,305	2,548
Live Nation Entertainment
6.500%, 05/15/2027 (A)	2,068	2,034
5.625%, 03/15/2026 (A)	309	294
4.875%, 11/01/2024 (A)	952	909
4.750%, 10/15/2027 (A)	2,185	1,937
3.750%, 01/15/2028 (A)	55	47
Lumen Technologies
7.500%, 04/01/2024	444	438
5.625%, 04/01/2025	1,483	1,406
5.375%, 06/15/2029 (A)	1,853	1,467

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 12/15/2026 (A)	$3,275	$2,757
4.500%, 01/15/2029 (A)	1,185	882
4.000%, 02/15/2027 (A)	1,538	1,301
Netflix
5.875%, 11/15/2028	470	460
5.375%, 11/15/2029 (A)	205	194
News
5.125%, 02/15/2032 (A)	765	677
3.875%, 05/15/2029 (A)	174	150
Nexstar Media
5.625%, 07/15/2027 (A)	3,812	3,478
4.750%, 11/01/2028 (A)	1,382	1,185
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	406
Sable International Finance
5.750%, 09/07/2027 (A)	854	783
Salem Media Group
6.750%, 06/01/2024 (A)	746	724
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	115	101
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	81	65
3.875%, 01/15/2029 (A)	2,427	2,034
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	181
4.125%, 12/01/2030 (A)	4,280	3,395
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	906
5.000%, 08/01/2027 (A)	1,222	1,133
4.125%, 07/01/2030 (A)	1,633	1,364
4.000%, 07/15/2028 (A)	1,952	1,688
3.875%, 09/01/2031 (A)	1,290	1,027
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226%(D)(E)	605	538
5.125%, 09/19/2027	527	430
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,486	1,973
Sprint
7.625%, 03/01/2026	1,490	1,570
Stagwell Global
5.625%, 08/15/2029 (A)	248	199
TEGNA
4.625%, 03/15/2028	677	633
Telecom Italia Capital
6.000%, 09/30/2034	285	215
Telesat Canada
6.500%, 10/15/2027 (A)	3,430	1,443
5.625%, 12/06/2026 (A)	1,163	735
T-Mobile USA
4.750%, 02/01/2028	964	934
3.500%, 04/15/2031	1,815	1,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2029	$805	$704
2.250%, 02/15/2026	1,869	1,682
TripAdvisor
7.000%, 07/15/2025 (A)	30	29
Twitter
3.875%, 12/15/2027 (A)	547	516
United States Cellular
6.700%, 12/15/2033	1,289	1,228
Urban One
7.375%, 02/01/2028 (A)	5,770	4,941
Verizon Communications
2.987%, 10/30/2056	1,440	1,000
Windstream Escrow
7.750%, 08/15/2028 (A)	2,630	2,117
WMG Acquisition
3.750%, 12/01/2029 (A)	334	279
3.000%, 02/15/2031 (A)	1,452	1,126
ZipRecruiter
5.000%, 01/15/2030 (A)	1,616	1,357

		138,152

Consumer Discretionary — 14.4%
1011778 BC ULC / New Red Finance
4.000%, 10/15/2030 (A)	1,010	810
3.875%, 01/15/2028 (A)	128	111
3.500%, 02/15/2029 (A)	93	79
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	546	532
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,880	2,528
Adtalem Global Education
5.500%, 03/01/2028 (A)	888	793
Altice Financing
5.750%, 08/15/2029 (A)	2,389	1,917
5.000%, 01/15/2028 (A)	4,178	3,367
American Axle & Manufacturing
6.875%, 07/01/2028	223	200
6.500%, 04/01/2027	395	350
6.250%, 03/15/2026	268	246
5.000%, 10/01/2029	177	144
American Greetings
8.750%, 04/15/2025 (A)	2,940	2,859
Aramark Services
5.000%, 02/01/2028 (A)	277	251
Asbury Automotive Group
4.625%, 11/15/2029 (A)	736	608
4.500%, 03/01/2028	2,076	1,801
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,069	2,609
4.625%, 08/01/2029 (A)	715	536
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	777	708

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(F)(G)	$2,750	$–
Bath & Body Works
9.375%, 07/01/2025 (A)	19	19
7.600%, 07/15/2037	370	298
7.500%, 06/15/2029	271	247
6.875%, 11/01/2035	539	438
6.750%, 07/01/2036	2,225	1,780
6.694%, 01/15/2027	81	76
6.625%, 10/01/2030 (A)	1,099	949
5.250%, 02/01/2028	1,794	1,514
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (A)	1,267	779
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,370	1,162
Boyne USA
4.750%, 05/15/2029 (A)	764	662
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	517
Caesars Entertainment
8.125%, 07/01/2027 (A)	855	826
6.250%, 07/01/2025 (A)	782	754
4.625%, 10/15/2029 (A)	161	125
Carnival
10.500%, 02/01/2026 (A)	501	499
9.875%, 08/01/2027 (A)	1,495	1,458
6.000%, 05/01/2029 (A)	224	157
5.750%, 03/01/2027 (A)	4,673	3,375
4.000%, 08/01/2028 (A)	488	400
Carvana
10.250%, 05/01/2030 (A)	540	443
5.875%, 10/01/2028 (A)	228	145
5.500%, 04/15/2027 (A)	582	376
4.875%, 09/01/2029 (A)	957	544
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	434	384
Cedar Fair
5.500%, 05/01/2025 (A)	180	175
5.250%, 07/15/2029	1,095	966
Cengage Learning
9.500%, 06/15/2024 (A)	2,710	2,507
Century Communities
6.750%, 06/01/2027	444	426
3.875%, 08/15/2029 (A)	461	361
Clarios Global
6.750%, 05/15/2025 (A)	576	570
CMG Media
8.875%, 12/15/2027 (A)	4,129	3,262
Constellation
8.500%, 09/15/2025 (A)	117	102
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	440	440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 11/15/2026 (A)	$885	$415
Crocs
4.125%, 08/15/2031 (A)	497	352
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,019
6.500%, 02/01/2029 (A)	2,270	2,050
5.875%, 09/15/2022	92	92
5.750%, 01/15/2030 (A)	3,200	2,328
5.250%, 06/01/2024	977	913
4.625%, 12/01/2030 (A)	2,093	1,400
4.500%, 11/15/2031 (A)	299	231
3.375%, 02/15/2031 (A)	677	501
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	916	844
Dana
5.625%, 06/15/2028	1,085	934
5.375%, 11/15/2027	539	467
4.250%, 09/01/2030	391	303
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,243	389
5.375%, 08/15/2026 (A)	5,690	1,422
Directv Financing
5.875%, 08/15/2027 (A)	3,701	3,157
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,415	1,783
eG Global Finance
8.500%, 10/30/2025 (A)	520	504
6.750%, 02/07/2025 (A)	3,607	3,401
Empire Resorts
7.750%, 11/01/2026 (A)	3,175	2,842
Fertitta Entertainment
6.750%, 01/15/2030 (A)	471	361
4.625%, 01/15/2029 (A)	706	602
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(F)(H)	3,108	–
Ford Motor Credit
5.125%, 06/16/2025	951	908
5.113%, 05/03/2029	1,440	1,291
4.687%, 06/09/2025	655	619
4.542%, 08/01/2026	730	668
4.271%, 01/09/2027	635	570
4.134%, 08/04/2025	250	237
4.125%, 08/17/2027	1,219	1,073
4.063%, 11/01/2024	1,369	1,299
4.000%, 11/13/2030	1,502	1,217
3.815%, 11/02/2027	525	446
3.810%, 01/09/2024	43	42
3.625%, 06/17/2031	4,012	3,109
3.370%, 11/17/2023	325	317
2.900%, 02/16/2028	1,995	1,607
2.900%, 02/10/2029	525	412
2.700%, 08/10/2026	200	170

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit MTN
4.389%, 01/08/2026	$415	$382
Gap
3.875%, 10/01/2031 (A)	63	44
3.625%, 10/01/2029 (A)	128	90
GCI
4.750%, 10/15/2028 (A)	599	519
Goodyear Tire & Rubber
5.250%, 04/30/2031	345	280
5.250%, 07/15/2031	81	65
5.000%, 07/15/2029	317	263
Hanesbrands
4.625%, 05/15/2024 (A)	2,293	2,245
Hertz (Escrow Security)
7.125%, 08/01/2026	465	28
6.000%, 01/15/2028	450	27
5.500%, 10/15/2024	559	3
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	234
5.375%, 05/01/2025 (A)	74	73
4.875%, 01/15/2030	50	45
3.750%, 05/01/2029 (A)	97	82
Hilton Worldwide Finance
4.875%, 04/01/2027	175	165
International Game Technology
6.500%, 02/15/2025 (A)	1,367	1,360
6.250%, 01/15/2027 (A)	1,575	1,532
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,150	972
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,350	1,704
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	227
Las Vegas Sands
3.200%, 08/08/2024	1,474	1,392
LBM Acquisition
6.250%, 01/15/2029 (A)	2,042	1,315
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	2,174	1,655
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,997	1,863
Levi Strauss
3.500%, 03/01/2031 (A)	814	665
Liberty Interactive
8.250%, 02/01/2030	3,677	2,441
Life Time
5.750%, 01/15/2026 (A)	1,900	1,703
Lithia Motors
4.375%, 01/15/2031 (A)	1,082	922
3.875%, 06/01/2029 (A)	838	712
Macy's Retail Holdings
5.125%, 01/15/2042	975	648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	$3,586	$2,456
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	114	113
4.500%, 06/15/2029 (A)	41	34
Mattamy Group
4.625%, 03/01/2030 (A)	713	521
Mattel
5.875%, 12/15/2027 (A)	190	186
3.750%, 04/01/2029 (A)	48	43
3.375%, 04/01/2026 (A)	1,648	1,512
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,680	2,295
Meritage Homes
3.875%, 04/15/2029 (A)	997	826
MGM Resorts International
6.750%, 05/01/2025	315	309
6.000%, 03/15/2023	708	706
5.750%, 06/15/2025	674	642
Michaels
7.875%, 05/01/2029 (A)	2,240	1,476
5.250%, 05/01/2028 (A)	1,335	1,049
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	508
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,000
Millennium Escrow
6.625%, 08/01/2026 (A)	1,420	1,146
National CineMedia
5.875%, 04/15/2028 (A)	150	106
NCL
5.875%, 02/15/2027 (A)	1,353	1,157
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)(F)	1,582	469
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	227
Newell Brands
5.625%, 04/01/2036	90	78
Nordstrom
4.375%, 04/01/2030	949	738
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	1,588	1,535
6.250%, 05/15/2026 (A)	1,300	1,251
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,115	1,676
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	2,046	2,147
PetSmart
7.750%, 02/15/2029 (A)	250	225
4.750%, 02/15/2028 (A)	611	529
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	434

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PM General Purchaser
9.500%, 10/01/2028 (A)	$383	$309
Radiate Holdco
6.500%, 09/15/2028 (A)	2,775	2,145
4.500%, 09/15/2026 (A)	550	474
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	934	708
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	272	279
10.875%, 06/01/2023 (A)	158	159
9.125%, 06/15/2023 (A)	56	55
5.500%, 08/31/2026 (A)	910	676
Service International
7.500%, 04/01/2027	640	678
4.000%, 05/15/2031	51	44
3.375%, 08/15/2030	24	20
Shea Homes
4.750%, 02/15/2028 (A)	711	571
4.750%, 04/01/2029 (A)	825	647
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	73
4.875%, 07/31/2024 (A)	2,342	2,224
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(G)	668	676
Sonic Automotive
4.625%, 11/15/2029 (A)	189	146
Sotheby's
5.875%, 06/01/2029 (A)	460	395
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,816	2,289
SRS Distribution
6.125%, 07/01/2029 (A)	2,042	1,611
6.000%, 12/01/2029 (A)	962	755
4.625%, 07/01/2028 (A)	327	286
Staples
10.750%, 04/15/2027 (A)	1,355	894
7.500%, 04/15/2026 (A)	1,753	1,453
Starbucks
3.550%, 08/15/2029	542	509
Station Casinos
4.625%, 12/01/2031 (A)	1,622	1,265
4.500%, 02/15/2028 (A)	2,234	1,887
StoneMor
8.500%, 05/15/2029 (A)	1,410	1,248
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	1,239
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	1,445	1,329
Superior Plus
4.500%, 03/15/2029 (A)	202	172
Telenet Finance Luxembourg Notes S.A.R.L
5.500%, 03/01/2028 (A)	2,400	2,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tempur Sealy International
4.000%, 04/15/2029 (A)	$525	$423
3.875%, 10/15/2031 (A)	1,351	1,013
Tenneco
7.875%, 01/15/2029 (A)	138	133
5.375%, 12/15/2024	110	106
5.125%, 04/15/2029 (A)	1,535	1,445
5.000%, 07/15/2026	212	198
Thor Industries
4.000%, 10/15/2029 (A)	1,863	1,475
Univision Communications
7.375%, 06/30/2030 (A)	76	74
6.625%, 06/01/2027 (A)	824	785
4.500%, 05/01/2029 (A)	1,668	1,396
Vail Resorts
6.250%, 05/15/2025 (A)	437	436
Videotron
3.625%, 06/15/2029 (A)	195	158
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	391
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,065
4.500%, 08/15/2030 (A)	480	394
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,934	1,600
Vista Outdoor
4.500%, 03/15/2029 (A)	1,180	903
VOC Escrow
5.000%, 02/15/2028 (A)	1,150	924
Volkswagen Group of America Finance
1.250%, 11/24/2025 (A)	595	532
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,260	1,046
Wheel Pros
6.500%, 05/15/2029 (A)	2,450	1,730
White Capital Buyer
6.875%, 10/15/2028 (A)	105	84
White Capital Parent
8.250%, 03/15/2026 (A)	2,850	2,373
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,269	1,018
WW International
4.500%, 04/15/2029 (A)	1,775	1,182
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,135	1,039
5.250%, 05/15/2027 (A)	190	163
Wynn Macau
5.625%, 08/26/2028 (A)	50	31
5.500%, 01/15/2026 (A)	545	377
5.500%, 10/01/2027 (A)	205	132
5.125%, 12/15/2029 (A)	45	28

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	$60	$58
5.125%, 10/01/2029 (A)	379	299
Yum! Brands
6.875%, 11/15/2037	1,065	1,081
5.375%, 04/01/2032	325	300
4.625%, 01/31/2032	217	192
3.625%, 03/15/2031	2,274	1,910

		190,358

Consumer Staples — 3.0%
Albertsons
5.875%, 02/15/2028 (A)	125	117
4.875%, 02/15/2030 (A)	60	51
4.625%, 01/15/2027 (A)	835	746
3.500%, 03/15/2029 (A)	448	363
3.250%, 03/15/2026 (A)	221	192
BellRing Brands
7.000%, 03/15/2030 (A)	1,405	1,324
Central Garden & Pet
5.125%, 02/01/2028	350	314
4.125%, 10/15/2030	242	199
4.125%, 04/30/2031 (A)	168	135
Chobani
7.500%, 04/15/2025 (A)	780	716
4.625%, 11/15/2028 (A)	1,118	945
Coca-Cola
2.750%, 06/01/2060	417	295
2.500%, 06/01/2040	880	688
Coty
6.500%, 04/15/2026 (A)	800	738
5.000%, 04/15/2026 (A)	1,138	1,043
4.750%, 01/15/2029 (A)	2,370	2,034
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	278
4.125%, 04/01/2029 (A)	117	97
Energizer Holdings
6.500%, 12/31/2027 (A)	133	117
4.750%, 06/15/2028 (A)	469	372
4.375%, 03/31/2029 (A)	1,207	927
High Ridge Brands (Escrow Security)
9.772%, 03/15/2025	760	–
HLF Financing S.a.r.l.
4.875%, 06/01/2029 (A)	1,570	1,083
JBS USA LUX
5.500%, 01/15/2030 (A)	2,710	2,564
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	135	127
4.375%, 01/31/2032 (A)	63	55
4.125%, 01/31/2030 (A)	1,193	1,033
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,750	3,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New Albertsons
8.700%, 05/01/2030	$955	$1,017
8.000%, 05/01/2031	1,455	1,421
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	355	329
4.250%, 08/01/2029 (A)	260	217
Post Holdings
5.750%, 03/01/2027 (A)	129	125
5.625%, 01/15/2028 (A)	565	536
5.500%, 12/15/2029 (A)	206	184
4.625%, 04/15/2030 (A)	208	175
Rite Aid
8.000%, 11/15/2026 (A)	2,468	1,919
7.700%, 02/15/2027	159	99
7.500%, 07/01/2025 (A)	2,169	1,757
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,797	2,156
Simmons Foods
4.625%, 03/01/2029 (A)	2,241	1,895
Spectrum Brands
5.500%, 07/15/2030 (A)	617	555
5.000%, 10/01/2029 (A)	100	86
3.875%, 03/15/2031 (A)	1,404	1,131
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,579	1,831
Turning Point Brands
5.625%, 02/15/2026 (A)	640	568
US Foods
4.625%, 06/01/2030 (A)	230	194
Vector Group
10.500%, 11/01/2026 (A)	2,890	2,680
5.750%, 02/01/2029 (A)	970	808

		39,461

Energy — 10.5%
Aethon United BR
8.250%, 02/15/2026 (A)	1,856	1,804
Antero Midstream Partners
7.875%, 05/15/2026 (A)	318	318
5.750%, 03/01/2027 (A)	817	760
5.750%, 01/15/2028 (A)	290	264
5.375%, 06/15/2029 (A)	241	216
Antero Resources
8.375%, 07/15/2026 (A)	260	275
7.625%, 02/01/2029 (A)	1,271	1,293
5.375%, 03/01/2030 (A)	89	81
Apache
5.100%, 09/01/2040	2,729	2,304
Archrock Partners
6.250%, 04/01/2028 (A)	2,381	2,108

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	$1,898	$1,808
7.000%, 11/01/2026 (A)	756	703
5.875%, 06/30/2029 (A)	2,139	1,882
Baytex Energy
8.750%, 04/01/2027 (A)	325	326
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,721	2,572
Buckeye Partners
4.500%, 03/01/2028 (A)	400	337
4.125%, 03/01/2025 (A)	230	213
4.125%, 12/01/2027	135	115
California Resources
7.125%, 02/01/2026 (A)	284	278
Cheniere Energy
4.625%, 10/15/2028	1,045	941
Cheniere Energy Partners
4.500%, 10/01/2029	4,017	3,586
4.000%, 03/01/2031	389	331
3.250%, 01/31/2032 (A)	393	309
Chesapeake Energy
6.750%, 04/15/2029 (A)	582	563
5.500%, 02/01/2026 (A)	82	78
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(C)	3,650	71
Chord Energy
6.375%, 06/01/2026 (A)	104	96
Citgo Holding
9.250%, 08/01/2024 (A)	5,881	5,690
CITGO Petroleum
6.375%, 06/15/2026 (A)	300	277
CNX Midstream Partners
4.750%, 04/15/2030 (A)	54	45
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	835	732
Comstock Resources
6.750%, 03/01/2029 (A)	1,502	1,345
5.875%, 01/15/2030 (A)	157	135
Continental Resources
5.750%, 01/15/2031 (A)	879	850
CQP Holdco
5.500%, 06/15/2031 (A)	906	771
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	613	569
CrownRock
5.625%, 10/15/2025 (A)	1,520	1,429
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,201
5.625%, 07/15/2027	638	609
5.125%, 05/15/2029	538	484
3.250%, 02/15/2032	215	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$811	$756
DT Midstream
4.375%, 06/15/2031 (A)	103	86
4.125%, 06/15/2029 (A)	1,629	1,381
Earthstone Energy Holdings
8.000%, 04/15/2027 (A)	1,120	1,060
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,269	2,144
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	248	249
Energy Transfer
5.500%, 06/01/2027	1,564	1,601
EnLink Midstream
5.375%, 06/01/2029	3,578	3,131
EnLink Midstream Partners
4.850%, 07/15/2026	190	175
Enviva Partners
6.500%, 01/15/2026 (A)	1,273	1,230
EQM Midstream Partners
6.000%, 07/01/2025 (A)(G)	276	265
7.500%, 06/01/2027 (A)	170	164
7.500%, 06/01/2030 (A)	134	129
6.500%, 07/01/2027 (A)	712	662
6.500%, 07/15/2048	2,452	1,870
4.750%, 01/15/2031 (A)	204	163
4.500%, 01/15/2029 (A)	424	344
EQT
7.500%, 02/01/2030	1,351	1,450
6.625%, 02/01/2025	270	278
Exterran Energy Solutions
8.125%, 05/01/2025	2,187	2,072
Genesis Energy
8.000%, 01/15/2027	1,377	1,219
7.750%, 02/01/2028	1,453	1,257
6.500%, 10/01/2025	20	18
Gulfport Energy
8.000%, 05/17/2026 (A)	2,315	2,277
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (B)	183	–
6.375%, 01/15/2026	585	–
6.000%, 10/15/2024	215	–
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,990	1,869
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	310
5.500%, 10/15/2030 (A)	415	372
4.250%, 02/15/2030 (A)	1,777	1,488
Hilcorp Energy I
6.250%, 11/01/2028 (A)	10	9
6.250%, 04/15/2032 (A)	85	75
6.000%, 04/15/2030 (A)	101	88

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 02/01/2029 (A)	$655	$575
Holly Energy Partners
6.375%, 04/15/2027 (A)	160	151
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	3,085	2,658
ITT Holdings
6.500%, 08/01/2029 (A)	2,711	2,169
Kinetik Holdings
5.875%, 06/15/2030 (A)	129	123
Laredo Petroleum
10.125%, 01/15/2028	1,314	1,301
9.500%, 01/15/2025	323	320
7.750%, 07/31/2029 (A)	783	706
MEG Energy
7.125%, 02/01/2027 (A)	335	337
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	876	828
7.500%, 01/15/2026 (A)	1,973	1,765
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	926
Nabors Industries
7.250%, 01/15/2026 (A)	93	82
5.750%, 02/01/2025	325	287
New Fortress Energy
6.750%, 09/15/2025 (A)	1,403	1,326
6.500%, 09/30/2026 (A)	1,969	1,783
NGL Energy Operating
7.500%, 02/01/2026 (A)	4,398	3,958
NGL Energy Partners
7.500%, 11/01/2023	1,879	1,700
7.500%, 04/15/2026	775	580
6.125%, 03/01/2025	3,189	2,421
Northern Oil and Gas
8.125%, 03/01/2028 (A)	2,039	1,922
NuStar Logistics
6.375%, 10/01/2030	685	595
6.000%, 06/01/2026	255	238
5.750%, 10/01/2025	114	107
5.625%, 04/28/2027	115	103
Occidental Petroleum
8.875%, 07/15/2030	338	388
8.500%, 07/15/2027	1,188	1,307
8.000%, 07/15/2025	696	733
6.625%, 09/01/2030	515	530
6.600%, 03/15/2046	1,400	1,487
6.450%, 09/15/2036	930	953
6.375%, 09/01/2028	1,215	1,230
6.125%, 01/01/2031	2,402	2,434
5.875%, 09/01/2025	165	164
5.500%, 12/01/2025	60	59
4.625%, 06/15/2045	1,165	954
4.500%, 07/15/2044	95	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PBF Holding
9.250%, 05/15/2025 (A)	$175	$183
7.250%, 06/15/2025	1,009	943
6.000%, 02/15/2028	166	141
Peabody Energy
6.375%, 03/31/2025 (A)	179	172
Precision Drilling
7.125%, 01/15/2026 (A)	240	226
6.875%, 01/15/2029 (A)	31	28
Range Resources
8.250%, 01/15/2029	107	109
4.875%, 05/15/2025	310	302
4.750%, 02/15/2030 (A)	83	74
Rockcliff Energy II
5.500%, 10/15/2029 (A)	1,625	1,479
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(F)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,800	1,404
SM Energy
6.625%, 01/15/2027	73	68
6.500%, 07/15/2028	573	527
5.625%, 06/01/2025	1,145	1,082
Southwestern Energy
7.750%, 10/01/2027	186	190
5.375%, 03/15/2030	284	261
4.750%, 02/01/2032	63	54
Strathcona Resources
6.875%, 08/01/2026 (A)	1,435	1,306
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	176	158
5.750%, 04/15/2025	2,025	1,585
Sunoco
5.875%, 03/15/2028	1,585	1,445
4.500%, 05/15/2029	1,243	1,025
4.500%, 04/30/2030 (A)	1,342	1,084
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	369
6.000%, 03/01/2027 (A)	270	241
6.000%, 12/31/2030 (A)	4,489	3,726
6.000%, 09/01/2031 (A)	722	596
5.500%, 01/15/2028 (A)	70	60
Targa Resources Partners
6.875%, 01/15/2029	192	196
6.500%, 07/15/2027	523	536
5.000%, 01/15/2028	1,056	1,005
4.875%, 02/01/2031	1,297	1,182
4.000%, 01/15/2032	167	143
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,957	2,678
4.750%, 01/15/2030 (A)	375	321

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
11.500%, 01/30/2027 (A)	$1,005	$943
8.000%, 02/01/2027 (A)	1,425	955
7.500%, 04/15/2031	790	427
Transocean Guardian
5.875%, 01/15/2024 (A)	1,132	1,046
Transocean Pontus
6.125%, 08/01/2025 (A)	370	339
Transocean Proteus
6.250%, 12/01/2024 (A)	385	359
USA Compression Partners
6.875%, 09/01/2027	2,105	1,868
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	255	218
3.875%, 08/15/2029 (A)	255	223
3.875%, 11/01/2033 (A)	2,170	1,790
Weatherford International
8.625%, 04/30/2030 (A)	1,005	834
6.500%, 09/15/2028 (A)	895	803
Western Midstream Operating
5.750%, 02/01/2050	1,992	1,600

		139,709

Financials — 6.3%
Acrisure
10.125%, 08/01/2026 (A)	430	418
4.250%, 02/15/2029 (A)	1,810	1,463
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,054
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,960	1,739
5.875%, 11/01/2029 (A)	1,445	1,199
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	798	595
Armor Holdco
8.500%, 11/15/2029 (A)	1,475	1,219
AssuredPartners
5.625%, 01/15/2029 (A)	515	412
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,205	1,725
Brookfield Property REIT
4.500%, 04/01/2027 (A)	3,017	2,502
Coinbase Global
3.625%, 10/01/2031 (A)	1,404	788
3.375%, 10/01/2028 (A)	1,132	713
CPI CG
8.625%, 03/15/2026 (A)	1,148	1,085
Finance of America Funding
7.875%, 11/15/2025 (A)	4,359	3,450
FirstCash
5.625%, 01/01/2030 (A)	2,160	1,865

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
8.250%, 04/15/2025 (A)	$2,617	$2,203
7.625%, 05/01/2026 (A)	1,235	963
6.625%, 01/15/2027 (A)	1,195	886
HAT Holdings I
6.000%, 04/15/2025 (A)	957	916
3.750%, 09/15/2030 (A)	1,603	1,278
3.375%, 06/15/2026 (A)	577	496
Home Point Capital
5.000%, 02/01/2026 (A)	1,670	1,152
HSBC Holdings
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(D)(E)	783	602
HUB International
5.625%, 12/01/2029 (A)	2,605	2,152
Hunt
5.250%, 04/15/2029 (A)	953	810
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	820	781
Jane Street Group
4.500%, 11/15/2029 (A)	2,257	2,009
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(D)(E)	856	755
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	210	190
4.750%, 06/15/2029 (A)	1,750	1,347
4.250%, 02/01/2027 (A)	1,598	1,290
LD Holdings Group
6.500%, 11/01/2025 (A)	140	95
6.125%, 04/01/2028 (A)	2,265	1,381
LPL Holdings
4.625%, 11/15/2027 (A)	2,192	2,047
4.375%, 05/15/2031 (A)	325	278
Merger Sub II
10.750%, 08/01/2027 (A)	1,215	1,201
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,789	2,399
5.625%, 01/15/2030 (A)	1,666	1,300
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	1,592	1,319
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	903	783
5.750%, 11/15/2031 (A)	270	207
5.500%, 08/15/2028 (A)	2,425	1,945
5.125%, 12/15/2030 (A)	138	103
Navient
5.500%, 03/15/2029	1,860	1,434
5.000%, 03/15/2027	1,416	1,165
4.875%, 03/15/2028	307	240
New Residential Investment
6.250%, 10/15/2025 (A)	4,115	3,583

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NFP
4.875%, 08/15/2028 (A)	$1,034	$886
OneMain Finance
7.125%, 03/15/2026	1,565	1,446
6.625%, 01/15/2028	996	890
5.375%, 11/15/2029	1,172	950
4.000%, 09/15/2030	2,317	1,717
3.875%, 09/15/2028	253	194
3.500%, 01/15/2027	355	284
PennyMac Financial Services
5.750%, 09/15/2031 (A)	680	507
5.375%, 10/15/2025 (A)	561	489
4.250%, 02/15/2029 (A)	2,163	1,590
Rocket Mortgage
4.000%, 10/15/2033 (A)	1,607	1,141
3.625%, 03/01/2029 (A)	2,487	1,956
2.875%, 10/15/2026 (A)	180	149
Ryan Specialty Group
4.375%, 02/01/2030 (A)	1,957	1,703
Sabre GLBL
9.250%, 04/15/2025 (A)	98	94
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,400	1,122
Verscend Escrow
9.750%, 08/15/2026 (A)	782	761
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	6,142	4,914
Voya Financial
4.700%, ICE LIBOR USD 3 Month + 2.084%, 01/23/2048 (D)	778	629
WeWork
7.875%, 05/01/2025 (A)	3,135	2,293

		81,252

Health Care — 7.2%
180 Medical
3.875%, 10/15/2029 (A)	200	173
Acadia Healthcare
5.500%, 07/01/2028 (A)	888	830
5.000%, 04/15/2029 (A)	1,213	1,089
AHP Health Partners
5.750%, 07/15/2029 (A)	156	115
Air Methods
8.000%, 05/15/2025 (A)	2,635	1,726
Akumin
7.000%, 11/01/2025 (A)	2,720	2,108
Akumin Escrow
7.500%, 08/01/2028 (A)	1,075	767
Avantor Funding
4.625%, 07/15/2028 (A)	574	526
3.875%, 11/01/2029 (A)	2,166	1,894

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch Health
9.000%, 12/15/2025 (A)	$1,765	$1,304
7.250%, 05/30/2029 (A)	195	106
7.000%, 01/15/2028 (A)	980	561
6.250%, 02/15/2029 (A)	1,190	633
5.750%, 08/15/2027 (A)	220	182
5.500%, 11/01/2025 (A)	980	861
5.250%, 01/30/2030 (A)	4,320	2,232
5.250%, 02/15/2031 (A)	848	434
5.000%, 01/30/2028 (A)	215	114
5.000%, 02/15/2029 (A)	445	231
4.875%, 06/01/2028 (A)	1,255	982
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,210	865
8.500%, 01/31/2027 (A)	444	311
Bristol-Myers Squibb
2.550%, 11/13/2050	1,755	1,242
Centene
4.625%, 12/15/2029	1,107	1,032
4.250%, 12/15/2027	1,637	1,528
3.375%, 02/15/2030	740	628
2.625%, 08/01/2031	1,720	1,368
2.500%, 03/01/2031	2,524	2,003
CHS
8.000%, 03/15/2026 (A)	165	150
6.875%, 04/01/2028 (A)	2,055	1,205
6.875%, 04/15/2029 (A)	480	310
6.125%, 04/01/2030 (A)	709	432
6.000%, 01/15/2029 (A)	250	207
5.625%, 03/15/2027 (A)	325	275
5.250%, 05/15/2030 (A)	1,470	1,117
4.750%, 02/15/2031 (A)	1,150	842
DaVita
4.625%, 06/01/2030 (A)	520	406
3.750%, 02/15/2031 (A)	583	418
Embecta
6.750%, 02/15/2030 (A)	335	302
5.000%, 02/15/2030 (A)	1,090	915
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	218
Encompass Health
5.750%, 09/15/2025	915	899
4.750%, 02/01/2030	1,521	1,275
4.500%, 02/01/2028	425	364
Endo DAC
9.500%, 07/31/2027 (A)	1,406	285
6.000%, 06/30/2028 (A)	1,302	101
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (A)	1,035	782
Envision Healthcare
8.750%, 10/15/2026 (A)(G)	1,895	551

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
6.500%, 10/01/2025 (A)	$3,859	$3,438
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	200	173
HCA
5.875%, 02/15/2026	4,455	4,478
5.875%, 02/01/2029	780	781
5.625%, 09/01/2028	130	128
5.250%, 04/15/2025	561	562
3.500%, 09/01/2030	2,916	2,481
HealthEquity
4.500%, 10/01/2029 (A)	77	67
Hologic
3.250%, 02/15/2029 (A)	508	434
IQVIA
5.000%, 10/15/2026 (A)	805	767
Lannett
7.750%, 04/15/2026 (A)	2,520	1,064
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	3,416	2,927
LifePoint Health
5.375%, 01/15/2029 (A)	1,658	1,219
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	575	566
10.000%, 06/15/2029 (A)	235	164
Medline Borrower
5.250%, 10/01/2029 (A)	892	733
3.875%, 04/01/2029 (A)	3,706	3,156
Minerva Merger Sub
6.500%, 02/15/2030 (A)	1,490	1,239
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,290	1,042
Molina Healthcare
4.375%, 06/15/2028 (A)	1,840	1,644
Organon
5.125%, 04/30/2031 (A)	2,171	1,873
4.125%, 04/30/2028 (A)	1,206	1,067
Owens & Minor
6.625%, 04/01/2030 (A)	1,000	913
4.500%, 03/31/2029 (A)	367	300
Par Pharmaceutical
7.500%, 04/01/2027 (A)	1,353	1,028
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,039	1,747
PRA Health Sciences
2.875%, 07/15/2026 (A)	1,331	1,185
Prestige Brands
5.125%, 01/15/2028 (A)	365	339
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	1,070	895
3.375%, 08/31/2027 (A)	679	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Radiology Partners
9.250%, 02/01/2028 (A)	$974	$731
Royalty Pharma
2.200%, 09/02/2030	691	557
RP Escrow Issuer
5.250%, 12/15/2025 (A)	2,583	2,233
Syneos Health
3.625%, 01/15/2029 (A)	2,816	2,385
Tenet Healthcare
6.250%, 02/01/2027 (A)	733	675
6.125%, 10/01/2028 (A)	1,750	1,498
6.125%, 06/15/2030 (A)	1,141	1,053
5.125%, 11/01/2027 (A)	663	597
4.875%, 01/01/2026 (A)	3,511	3,230
4.625%, 07/15/2024	201	193
4.625%, 06/15/2028 (A)	2,462	2,144
4.375%, 01/15/2030 (A)	710	601
4.250%, 06/01/2029 (A)	1,476	1,243
US Acute Care Solutions
6.375%, 03/01/2026 (A)	1,928	1,727
US Renal Care
10.625%, 07/15/2027 (A)	2,010	708
Varex Imaging
7.875%, 10/15/2027 (A)	1,081	1,028

		94,471

Industrials — 7.1%
ACCO Brands
4.250%, 03/15/2029 (A)	545	447
ADT Security
4.875%, 07/15/2032 (A)	1,563	1,244
4.125%, 08/01/2029 (A)	271	220
Air Canada
3.875%, 08/15/2026 (A)	1,084	917
Allied Universal Holdco
6.625%, 07/15/2026 (A)	185	170
4.625%, 06/01/2028 (A)	400	327
Allison Transmission
5.875%, 06/01/2029 (A)	210	195
4.750%, 10/01/2027 (A)	1,722	1,575
3.750%, 01/30/2031 (A)	1,485	1,190
American Airlines
5.750%, 04/20/2029 (A)	3,080	2,630
5.500%, 04/20/2026 (A)	1,790	1,644
American Airlines Group
3.750%, 03/01/2025 (A)	1,306	1,100
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,692	1,449
APi Escrow
4.750%, 10/15/2029 (A)	135	109
APi Group DE
4.125%, 07/15/2029 (A)	214	170

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Artera Services
9.033%, 12/04/2025 (A)	$2,312	$1,863
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	270	225
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,486
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	245	219
5.375%, 03/01/2029 (A)	568	472
Bombardier
7.875%, 04/15/2027 (A)	2,155	1,794
7.500%, 03/15/2025 (A)	659	596
7.125%, 06/15/2026 (A)	781	644
Builders FirstSource
6.375%, 06/15/2032 (A)	236	211
5.000%, 03/01/2030 (A)	853	723
4.250%, 02/01/2032 (A)	203	154
BWX Technologies
4.125%, 06/30/2028 (A)	762	678
4.125%, 04/15/2029 (A)	969	850
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	1,396	1,273
CDW
4.250%, 04/01/2028	370	334
3.250%, 02/15/2029	171	144
CoreCivic
8.250%, 04/15/2026	267	260
CoreLogic
4.500%, 05/01/2028 (A)	471	363
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,988	2,158
Deluxe
8.000%, 06/01/2029 (A)	2,480	2,021
Dun & Bradstreet
5.000%, 12/15/2029 (A)	83	72
Dycom Industries
4.500%, 04/15/2029 (A)	333	291
EnerSys
4.375%, 12/15/2027 (A)	559	492
EnPro Industries
5.750%, 10/15/2026	232	224
First Student Bidco
4.000%, 07/31/2029 (A)	15	12
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	495	484
6.500%, 10/01/2025 (A)	1,060	1,000
5.500%, 05/01/2028 (A)	980	809
Garda World Security
9.500%, 11/01/2027 (A)	310	283
6.000%, 06/01/2029 (A)	242	186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GFL Environmental
5.125%, 12/15/2026 (A)	$335	$320
4.750%, 06/15/2029 (A)	177	146
4.375%, 08/15/2029 (A)	1,576	1,269
4.000%, 08/01/2028 (A)	204	168
3.500%, 09/01/2028 (A)	3,013	2,584
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	134
5.625%, 06/01/2029 (A)	332	259
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	1,607
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,830	1,720
Griffon
5.750%, 03/01/2028	500	454
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,650	2,143
Harsco
5.750%, 07/31/2027 (A)	465	372
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,341	2,098
Herc Holdings
5.500%, 07/15/2027 (A)	575	525
Hertz
5.000%, 12/01/2029 (A)	379	292
4.625%, 12/01/2026 (A)	465	389
Icahn Enterprises
6.250%, 05/15/2026	1,046	979
4.375%, 02/01/2029	523	423
IEA Energy Services
6.625%, 08/15/2029 (A)	1,225	1,001
JELD-WEN
6.250%, 05/15/2025 (A)	235	226
4.875%, 12/15/2027 (A)	15	12
4.625%, 12/15/2025 (A)	355	302
Korn Ferry
4.625%, 12/15/2027 (A)	2,397	2,151
Madison IAQ
5.875%, 06/30/2029 (A)	493	378
4.125%, 06/30/2028 (A)	170	140
Masonite International
5.375%, 02/01/2028 (A)	298	270
MasTec
4.500%, 08/15/2028 (A)	433	390
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	555	545
MIWD Holdco II
5.500%, 02/01/2030 (A)	81	65
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(F)	5,936	–
Nielsen Finance
5.625%, 10/01/2028 (A)	280	260

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 07/15/2031 (A)	$1,692	$1,522
4.500%, 07/15/2029 (A)	25	23
PGT Innovations
4.375%, 10/01/2029 (A)	133	105
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,109
Raytheon Technologies
3.030%, 03/15/2052	780	581
2.820%, 09/01/2051	1,115	798
Sensata Technologies
4.375%, 02/15/2030 (A)	1,488	1,266
4.000%, 04/15/2029 (A)	816	692
3.750%, 02/15/2031 (A)	109	87
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,106
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	249
4.600%, 06/15/2028	2,210	1,632
3.950%, 06/15/2023	1,444	1,354
Standard Industries
5.000%, 02/15/2027 (A)	30	27
4.750%, 01/15/2028 (A)	768	657
3.375%, 01/15/2031 (A)	88	65
Stericycle
3.875%, 01/15/2029 (A)	284	232
Team Health Holdings
6.375%, 02/01/2025 (A)	3,180	2,220
Terex
5.000%, 05/15/2029 (A)	335	285
Tervita
11.000%, 12/01/2025 (A)	595	647
TK Elevator US Newco
5.250%, 07/15/2027 (A)	977	871
TransDigm
8.000%, 12/15/2025 (A)	1,105	1,117
6.250%, 03/15/2026 (A)	3,537	3,409
5.500%, 11/15/2027	1,982	1,681
4.625%, 01/15/2029	488	393
Triumph Group
7.750%, 08/15/2025	1,630	1,255
6.250%, 09/15/2024 (A)	250	223
Tutor Perini
6.875%, 05/01/2025 (A)	6,301	5,150
Uber Technologies
7.500%, 09/15/2027 (A)	135	131
6.250%, 01/15/2028 (A)	1,529	1,414
4.500%, 08/15/2029 (A)	244	201
United Airlines
4.625%, 04/15/2029 (A)	909	771
4.375%, 04/15/2026 (A)	2,717	2,394
United Rentals North America
5.500%, 05/15/2027	188	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 01/15/2028	$875	$827
Vertiv Group
4.125%, 11/15/2028 (A)	820	666
Wabash National
4.500%, 10/15/2028 (A)	240	184
Welbilt
9.500%, 02/15/2024	190	189
WESCO Distribution
7.250%, 06/15/2028 (A)	468	463
7.125%, 06/15/2025 (A)	356	355
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,092
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	31
9.000%, 11/15/2026 (A)	608	354

		93,342

Information Technology — 5.1%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	380
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,598	1,325
ams-OSRAM
7.000%, 07/31/2025 (A)	1,617	1,542
Apple
2.700%, 08/05/2051	245	183
2.650%, 05/11/2050	2,760	2,036
2.650%, 02/08/2051	460	339
2.375%, 02/08/2041	435	333
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,375
4.250%, 06/01/2028 (A)	213	173
Avaya
6.125%, 09/15/2028 (A)	3,025	1,974
Black Knight InfoServ
3.625%, 09/01/2028 (A)	196	170
Bread Financial Holdings
4.750%, 12/15/2024 (A)	840	769
Castle US Holding
9.500%, 02/15/2028 (A)	1,205	1,029
CDK Global
5.250%, 05/15/2029 (A)	190	186
Ciena
4.000%, 01/31/2030 (A)	910	785
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	151
3.875%, 07/01/2028 (A)	928	775
CommScope
8.250%, 03/01/2027 (A)	5,025	3,972
7.125%, 07/01/2028 (A)	1,290	980
6.000%, 03/01/2026 (A)	600	553
4.750%, 09/01/2029 (A)	359	290

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommScope Technologies
6.000%, 06/15/2025 (A)	$1,981	$1,714
5.000%, 03/15/2027 (A)	195	144
Condor Merger Sub
7.375%, 02/15/2030 (A)	1,839	1,495
Conduent Business Services
6.000%, 11/01/2029 (A)	310	262
Elastic
4.125%, 07/15/2029 (A)	1,401	1,170
Entegris
4.375%, 04/15/2028 (A)	142	125
3.625%, 05/01/2029 (A)	1,439	1,203
Entegris Escrow
4.750%, 04/15/2029 (A)	1,561	1,454
Gartner
4.500%, 07/01/2028 (A)	70	64
3.750%, 10/01/2030 (A)	47	40
3.625%, 06/15/2029 (A)	184	159
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,191	1,090
II-VI
5.000%, 12/15/2029 (A)	3,721	3,247
Imola Merger
4.750%, 05/15/2029 (A)	921	771
Intel
3.200%, 08/12/2061	1,205	880
3.100%, 02/15/2060	350	250
ION Trading Technologies S.a.r.l.
5.750%, 05/15/2028 (A)	1,745	1,396
NCR
6.125%, 09/01/2029 (A)	450	389
5.750%, 09/01/2027 (A)	455	404
5.125%, 04/15/2029 (A)	203	172
5.000%, 10/01/2028 (A)	147	125
Northwest Fiber
4.750%, 04/30/2027 (A)	2,100	1,729
ON Semiconductor
3.875%, 09/01/2028 (A)	471	415
Open Text Holdings
4.125%, 02/15/2030 (A)	1,604	1,388
Oracle
2.500%, 04/01/2025	1,381	1,312
Paysafe Finance
4.000%, 06/15/2029 (A)	2,954	2,129
Plantronics
4.750%, 03/01/2029 (A)	164	163
Presidio Holdings
4.875%, 02/01/2027 (A)	260	239
PTC
4.000%, 02/15/2028 (A)	1,361	1,230
Science Applications International
4.875%, 04/01/2028 (A)	1,572	1,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
5.750%, 12/01/2034	$1,648	$1,450
3.375%, 07/15/2031	1,556	1,209
Sprint
7.875%, 09/15/2023	1,196	1,233
7.625%, 02/15/2025	3,866	4,030
Sprint Capital
8.750%, 03/15/2032	2,188	2,633
6.875%, 11/15/2028	2,521	2,651
Square
3.500%, 06/01/2031 (A)	204	163
SS&C Technologies
5.500%, 09/30/2027 (A)	643	600
Synaptics
4.000%, 06/15/2029 (A)	1,886	1,531
Veritas US
7.500%, 09/01/2025 (A)	4,255	3,193
Viasat
6.500%, 07/15/2028 (A)	2,175	1,498
Virtusa
7.125%, 12/15/2028 (A)	1,327	1,066
Xerox Holdings
5.500%, 08/15/2028 (A)	278	232
5.000%, 08/15/2025 (A)	278	259

		67,693

Materials — 7.0%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	200	190
Allegheny Technologies
5.875%, 12/01/2027	174	154
5.125%, 10/01/2031	80	61
4.875%, 10/01/2029	160	128
Arconic
6.125%, 02/15/2028 (A)	729	681
6.000%, 05/15/2025 (A)	228	222
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,229	1,653
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	200	198
3.250%, 09/01/2028 (A)	840	717
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,834	1,697
5.250%, 08/15/2027 (A)	655	467
4.125%, 08/15/2026 (A)	1,293	1,095
Ashland
6.875%, 05/15/2043	851	855
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,396	1,912
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	354
3.375%, 02/15/2029 (A)	205	167

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	$2,170	$1,893
Ball
3.125%, 09/15/2031	1,308	1,055
Big River Steel
6.625%, 01/31/2029 (A)	213	198
Carpenter Technology
7.625%, 03/15/2030	60	55
6.375%, 07/15/2028	184	164
CEMEX Materials
7.700%, 07/21/2025 (A)	1,630	1,643
CF Industries
5.150%, 03/15/2034	814	794
Chemours
5.750%, 11/15/2028 (A)	1,344	1,145
4.625%, 11/15/2029 (A)	1,707	1,343
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	119	105
4.625%, 03/01/2029 (A)	213	188
Cornerstone Chemical
6.750%, 08/15/2024 (A)	6,825	6,095
Crown Americas
4.750%, 02/01/2026	835	795
4.250%, 09/30/2026	1,827	1,685
CVR Partners
6.125%, 06/15/2028 (A)	730	653
Domtar
6.750%, 10/01/2028 (A)	1,795	1,686
Eldorado
6.250%, 09/01/2029 (A)	793	647
Element Solutions
3.875%, 09/01/2028 (A)	712	588
ERO Copper
6.500%, 02/15/2030 (A)	2,690	2,159
First Quantum Minerals
7.500%, 04/01/2025 (A)	258	244
6.500%, 03/01/2024 (A)	1,753	1,684
Freeport-McMoRan
5.450%, 03/15/2043	2,530	2,340
5.400%, 11/14/2034	1,151	1,123
4.625%, 08/01/2030	611	567
4.125%, 03/01/2028	149	138
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	572
Glatfelter
4.750%, 11/15/2029 (A)	154	108
Graham Packaging
7.125%, 08/15/2028 (A)	185	149
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)	390	327
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	785	746

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Innophos Holdings
9.375%, 02/15/2028 (A)	$1,990	$1,813
LABL
10.500%, 07/15/2027 (A)	290	252
6.750%, 07/15/2026 (A)	390	351
LSB Industries
6.250%, 10/15/2028 (A)	1,440	1,271
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	4,033	3,519
Methanex
5.125%, 10/15/2027	786	694
Mineral Resources
8.125%, 05/01/2027 (A)	2,205	2,149
Mineral Resources MTN
8.500%, 05/01/2030 (A)	780	768
8.000%, 11/01/2027 (A)	350	341
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,470	2,362
NMG Holding
7.125%, 04/01/2026 (A)	2,480	2,286
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(F)(G)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	506
5.000%, 05/01/2025 (A)	889	813
4.875%, 06/01/2024 (A)	300	285
4.250%, 05/15/2029 (A)	213	166
Novelis
4.750%, 01/30/2030 (A)	270	224
3.875%, 08/15/2031 (A)	1,874	1,443
3.250%, 11/15/2026 (A)	166	140
OI European Group BV
4.750%, 02/15/2030 (A)	2,010	1,683
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	347	324
5.875%, 08/15/2023 (A)	450	446
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	830	706
4.000%, 10/15/2027 (A)	3,328	2,845
Polar US Borrower
6.750%, 05/15/2026 (A)	3,481	2,431
Rain CII Carbon
7.250%, 04/01/2025 (A)	3,550	3,272
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	6,595	5,211
4.875%, 05/01/2028 (A)	1,818	1,509
Scotts Miracle-Gro
4.500%, 10/15/2029	84	69
4.375%, 02/01/2032	212	161
4.000%, 04/01/2031	470	351
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	790	668

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Summit Materials
5.250%, 01/15/2029 (A)	$1,349	$1,177
Tacora Resources
8.250%, 05/15/2026 (A)	1,580	1,363
Taseko Mines
7.000%, 02/15/2026 (A)	1,659	1,412
Trident TPI Holdings
9.250%, 08/01/2024 (A)(G)	1,652	1,511
TriMas
4.125%, 04/15/2029 (A)	294	251
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	392
5.125%, 04/01/2029 (A)	156	112
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	187
5.500%, 08/15/2026 (A)	599	566
Tronox
4.625%, 03/15/2029 (A)	1,596	1,283
United States Steel
6.875%, 03/01/2029	808	705
Venator Finance S.a.r.l.
9.500%, 07/01/2025 (A)	1,171	1,171
5.750%, 07/15/2025 (A)	4,058	3,250
WR Grace Holdings
5.625%, 08/15/2029 (A)	103	76
4.875%, 06/15/2027 (A)	300	261

		94,216

Real Estate — 2.1%
American Tower
3.700%, 10/15/2049	150	113
3.100%, 06/15/2050	565	391
2.950%, 01/15/2051	1,230	833
2.100%, 06/15/2030	691	553
Brookfield Property REIT
5.750%, 05/15/2026 (A)	2,334	2,130
Crown Castle International
3.250%, 01/15/2051	225	161
2.900%, 04/01/2041	1,310	944
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	405	376
Diversified Healthcare Trust
9.750%, 06/15/2025	636	627
4.375%, 03/01/2031	380	258
Iron Mountain
5.250%, 03/15/2028 (A)	756	679
5.250%, 07/15/2030 (A)	865	752
5.000%, 07/15/2028 (A)	255	226
4.875%, 09/15/2029 (A)	1,500	1,275
4.500%, 02/15/2031 (A)	268	219
Lamar Media
4.000%, 02/15/2030	565	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Outfront Media Capital
4.250%, 01/15/2029 (A)	$2,735	$2,179
Prologis
3.000%, 04/15/2050	450	341
2.125%, 10/15/2050	765	487
Realogy Group
5.250%, 04/15/2030 (A)	367	272
RHP Hotel Properties
4.750%, 10/15/2027	798	708
4.500%, 02/15/2029 (A)	269	228
SBA Communications
3.125%, 02/01/2029	1,320	1,080
Service Properties Trust
5.500%, 12/15/2027	460	373
4.950%, 02/15/2027	3,135	2,309
4.500%, 06/15/2023	547	508
4.375%, 02/15/2030	770	514
3.950%, 01/15/2028	1,416	969
Uniti Group
6.000%, 01/15/2030 (A)	1,383	957
VICI Properties
5.750%, 02/01/2027 (A)	204	194
5.625%, 05/01/2024 (A)	185	183
4.625%, 06/15/2025 (A)	261	248
4.625%, 12/01/2029 (A)	598	535
4.500%, 09/01/2026 (A)	125	115
4.500%, 01/15/2028 (A)	95	86
4.250%, 12/01/2026 (A)	429	392
4.125%, 08/15/2030 (A)	2,956	2,551
3.875%, 02/15/2029 (A)	227	195
3.750%, 02/15/2027 (A)	2,040	1,794

		27,229

Utilities — 1.6%
Calpine
5.000%, 02/01/2031 (A)	175	141
4.625%, 02/01/2029 (A)	225	187
4.500%, 02/15/2028 (A)	2,881	2,616
Clearway Energy Operating
3.750%, 02/15/2031 (A)	2,174	1,753
NRG Energy
6.625%, 01/15/2027	339	332
5.250%, 06/15/2029 (A)	335	299
3.875%, 02/15/2032 (A)	1,011	803
3.625%, 02/15/2031 (A)	3,164	2,480
3.375%, 02/15/2029 (A)	145	117
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,443
PG&E
5.250%, 07/01/2030	1,974	1,624
5.000%, 07/01/2028	284	240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pike
5.500%, 09/01/2028 (A)	$2,477	$2,011
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	980	927
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(D)(E)	1,050	953
Vistra Operations
5.625%, 02/15/2027 (A)	457	430
5.000%, 07/31/2027 (A)	2,826	2,569
4.375%, 05/01/2029 (A)	1,461	1,222
4.300%, 07/15/2029 (A)	808	732

		20,879

Total Corporate Obligations
(Cost $1,173,535) ($ Thousands)		986,762

LOAN PARTICIPATIONS — 9.7%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
6.560%, LIBOR + 5.500%, 03/04/2027 (D)	175	169
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
4.493%, 02/07/2029 (B)(D)	1,073	1,015
AAdvantage Loyality IP Ltd. (American Airlines), Initial Term Loan, 1st Lien
5.813%, LIBOR + 4.750%, 04/20/2028 (D)	3,059	2,913
ACProducts Holdings, Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 05/17/2028 (D)	332	256
Adient US LLC, Term B-1 Loan, 1st Lien
4.310%, LIBOR + 3.500%, 04/10/2028 (D)	281	261
Agrofresh, Initial Term Loan, 1st Lien
7.310%, 12/31/2024 (D)(I)	1,262	1,233
Alchemy US Holdco 1 LLC, Initial Term Loan, 1st Lien
6.560%, 10/10/2025 (D)	984	940
Alvogen Pharma US, January 2020 Loan, 1st Lien
6.260%, LIBOR + 5.250%, 12/31/2023 (D)	1,848	1,613
American Trailer World, Initial Term Loan, 1st Lien
4.634%, LIBOR + 3.750%, 03/03/2028 (D)	382	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AP Core Holdings II LLC, Term B1 Loan, 1st Lien
6.560%, 09/01/2027 (D)	$662	$627
AP Core Holdings II LLC, Term B2 Loan, 1st Lien
6.560%, 09/01/2027 (D)	1,098	1,032
Apollo Commercial Real Estate Finance, Term B-1 Loan, 1st Lien
5.142%, LIBOR + 3.500%, 03/11/2028 (B)(D)	750	664
Applied Systems, Term Loan B, 1st Lien
4.006%, 09/19/2024 (D)(I)	1,315	1,259
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	1,126	1,126
ASP Unifrax Holdings
6.000%, 12/12/2025	113	99
ASP Unifrax Holdings, Term Loan, 1st Lien
4.756%, 12/12/2025 (D)	382	337
4.733%, 12/12/2025 (D)	141	124
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
8.313%, 06/15/2026	1,412	1,371
Boardriders, Closing Date Tranche A Loan, 1st Lien
9.371%, 10/23/2023 (B)	392	384
Boardriders, Closing Date Tranche B-2 Loan, 1st Lien
9.371%, 04/23/2024	1,631	1,492
Bright Bidco, Term Loan B, 1st Lien
4.774%, 06/30/2024 (I)	795	350
BWay Holding, Initial Term Loan, 1st Lien
4.312%, LIBOR + 3.250%, 04/03/2024 (D)	1,228	1,152
Byju's Cov-Lite, Term Loan, 1st Lien
7.006%, 11/24/2026 (I)	2,926	2,465
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.810%, LIBOR + 2.750%, 12/23/2024 (D)(I)	1,396	1,342
Carecentrix 4/18 Cov-Lite, Term Loan, 1st Lien
5.620%, 04/03/2025 (D)	742	722
Carestream Health, 2023 Extended Term Loan, 1st Lien
7.756%, 05/08/2023 (G)	1,331	1,318
Carestream Health, 2023 Extended Term Loan, 2nd Lien
13.506%, 08/08/2023 (G)	2,578	2,174
Carnival, Initial Term Loan, 1st Lien
3.750%, 06/30/2025 (D)	828	767

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cincinnati Bell, Term B-2 Loan, 1st Lien
4.051%, 11/22/2028 (D)	$105	$99
Claire's Stores, Initial Term Loan, 1st Lien
7.560%, LIBOR + 6.500%, 12/18/2026 (D)	1,116	1,085
ClubCorp Holdings, Term B Loan, 1st Lien
3.756%, LIBOR + 2.750%, 09/18/2024 (D)(I)	2,503	2,300
ConvergeOne Holdings, Initial Term Loan, 1st Lien
6.060%, LIBOR + 5.000%, 01/04/2026 (D)(I)	2,389	2,032
Delivery Hero, 1st Lien
0.000%, 08/12/2027 (I)	1,085	1,013
Delta Topco, Initial Term Loan, 2nd Lien
9.336%, LIBOR + 7.250%, 12/01/2028 (D)(I)	908	772
DexKo Global, Delayed Draw Dollar Term Loan, 1st Lien
4.717%, 10/04/2028 (D)	55	51
DexKo Global, Term B Loan, 1st Lien
4.717%, 10/04/2028 (D)	290	266
Diamond Sports Group LLC, Term Loan, 1st Lien
9.181%, 05/25/2026 (D)(I)	440	437
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
6.060%, 08/02/2027 (D)	1,265	1,161
DMT Solutions Global, Initial Term Loan
11.250%, 07/02/2024	18	17
9.563%, 07/02/2024 (D)	560	526
8.500%, 07/02/2024 (D)	585	550
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, LIBOR + 8.000%, 11/23/2026 (B)(D)	2,805	2,721
Emerald Expositions Holding Inc., Initial Term Loan, 1st Lien
2.957%, 05/22/2024 (I)	—	—
Enterprise Development Authority, Term Loan B, 1st Lien
5.310%, 02/28/2028 (D)	2,396	2,279
Envision Healthcare, Initial Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 10/10/2025 (D)(G)(I)	6,191	2,037
Epic Crude Services, L.P., Term Loan, 1st Lien
7.080%, LIBOR + 5.000%, 03/02/2026 (D)	918	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Y-Grade Services L.P., Term Loan, 1st Lien
8.080%, 06/30/2027 (D)(I)	$6,312	$5,478
eResearchTechnology, Initial Term Loan, 1st Lien
5.560%, LIBOR + 4.500%, 02/04/2027 (D)(I)	—	—
First Student Bidco, 2022 Incremental Term B Loan
6.154%, 07/21/2028 (I)	271	249
First Student Bidco, Initial Term B Loan, 1st Lien
3.983%, 07/21/2028 (D)(I)	244	218
First Student Bidco, Initial Term C Loan, 1st Lien
3.983%, 07/21/2028 (D)(I)	90	80
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien
9.500%, LIBOR + 8.000%, 06/30/2027 (B)(D)	224	222
Geon Performance Solutions LLC, Initial Term Loan, 1st Lien
5.560%, 08/18/2028 (D)(I)	1,290	1,217
Global Medical Response, 2018 New Term Loan, 1st Lien
5.310%, LIBOR + 4.250%, 03/14/2025 (D)(I)	444	412
Grab Holdings, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026 (D)	3,290	2,994
Graham Packaging, Initial Term Loan (2021), 1st Lien
4.060%, LIBOR + 3.000%, 08/04/2027 (D)	345	323
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
5.060%, LIBOR + 4.000%, 12/01/2027 (D)	282	269
Gulf Finance, LLC, Term Loan, 1st Lien
7.870%, LIBOR + 6.750%, 08/25/2026 (D)	1,466	1,078
7.810%, LIBOR + 6.750%, 08/25/2026 (D)	850	626
Hercules Achievement (Varsity Brands Holding Co.), Initial Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 12/16/2024 (D)	304	284
Hilex Poly/Novolex, Term Loan, 1st Lien
5.384%, 04/13/2029 (D)(I)	671	626
Hudson River Trading, Term Loan, 1st Lien
4.149%, LIBOR + 3.000%, 03/20/2028 (D)	412	384

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hyland Software, Term Loan 3, 1st Lien
4.560%, 07/01/2024 (D)	$1,804	$1,737
iHeartCommunications (fka Clear Channel Communications), New Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 05/01/2026 (D)	426	394
IRB Holding, 2020 Replacement Term B Loan, 1st Lien
3.756%, LIBOR + 2.750%, 02/05/2025 (D)(I)	1,165	1,103
J.C. Penney, Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(D)(F)	2,253	—
Journey Personal Care, Initial Term Loan, 1st Lien
5.256%, 03/01/2028 (D)	2,015	1,531
Jump Financial, Term Loan, 1st Lien
5.649%, 08/07/2028 (D)	3,740	3,460
KNS Acquisition, Initial Term Loan, 1st Lien
7.256%, LIBOR + 6.250%, 04/21/2027 (D)	1,908	1,731
LABL, Initial Dollar Term Loan, 1st Lien
6.060%, 10/29/2028 (D)	286	264
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.962%, 10/01/2024 (D)	5,414	4,701
Lightstone Holdco, Refinancing Term B Loan
4.989%, 01/30/2024 (D)	1,155	1,064
Lightstone Holdco, Refinancing Term C Loan
4.989%, 01/30/2024 (D)	65	60
LSF9 Atlantis Holdings, Term Loan, 1st Lien
0.000%, 03/29/2029 (D)(I)	—	—
Madison IAQ, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028 (D)	249	226
Magnite, Initial Term Loan, 1st Lien
5.810%, 04/28/2028 (D)	633	604
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, LIBOR + 8.125%, 02/16/2025 (D)	3,685	3,640
Mavenir Systems, Initial Term Loan, 1st Lien
6.205%, 08/18/2028 (B)(D)(G)	1,092	1,010
MED ParentCo LP, Initial Term Loan, 1st Lien
5.310%, 08/31/2026 (I)	—	—
MHS Holdings, 1st Lien
6.900%, 06/08/2029	828	739
Mitnick Corporate Purchaser, Initial Term Loan
5.924%, 05/02/2029 (D)(I)	820	777

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MLN US HoldCo, Term B Loan, 1st Lien
5.620%, LIBOR + 4.500%, 11/30/2025 (D)	$647	$419
Monitronics International, Term Loan, 1st Lien
8.750%, LIBOR + 6.500%, 03/29/2024 (D)	216	140
Mountaineer Merger, Initial Term Loan, 1st Lien
8.335%, 10/26/2028 (B)(D)(I)	1,485	1,307
Mozart Debt Merger, Term Loan, 1st Lien
4.310%, 10/23/2028 (B)(D)	167	155
MPH Acquisition Holdings, Initial Term Loan, 1st Lien
5.825%, 09/01/2028	797	732
Naked Juice LLC, Initial Loan, 2nd Lien
6.651%, 01/24/2030 (D)	1,145	1,031
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
7.440%, LIBOR + 6.250%, 11/05/2029 (D)	667	622
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.006%, LIBOR + 2.750%, 10/01/2025 (D)	421	398
OLA Netherlands BV, Initial Term Loan
7.529%, 12/15/2026	2,268	1,915
Optiv, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.250%, 02/01/2024 (D)	258	247
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.223%, 07/31/2028 (I)	—	—
Pactiv Evergreen, Tranche B-3 U.S. Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 09/24/2028 (D)	29	27
Pactiv Evergreen, Tranche B3 US Term Loan, 1st Lien
4.560%, 09/24/2028 (D)	83	77
Padagis LLC, Term B Loan, 1st Lien
5.719%, 07/06/2028 (D)(I)	728	668
Parexel International, Term Loan, 1st Lien
4.310%, 11/15/2028 (D)	256	240
Park River Holdings, Initial Term Loan, 1st Lien
4.217%, 12/28/2027	127	103
Petco Health and Wellness, Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 03/03/2028 (D)	347	326

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Plantronics, Initial Term Loan B, 1st Lien
3.560%, 07/02/2025	$205	$201
Polymer Additives, Closing Date Term Loan, 1st Lien
7.239%, 07/31/2025	4,394	4,191
7.060%, 07/31/2025	11	11
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
10.096%, 03/20/2024	574	464
9.006%, 03/20/2024	535	432
Prince International/Chromaflo/Ferro2, Term Loan B, 1st Lien
5.287%, 04/21/2029 (D)(I)	918	796
Quest Software US Holdings, Initial Loan, 2nd Lien
8.724%, 02/01/2030 (D)(I)	564	503
Revlon Consumer Products, 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (B)(D)	4,939	2,046
S&S Holdings, LLC, Initial Term Loan, 1st Lien
6.745%, 03/11/2028 (D)(I)	897	838
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
9.009%, 08/10/2023 (D)	380	265
Shutterfly, Term Loan, 1st Lien
6.060%, 09/25/2026 (D)(I)	188	151
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (B)	382	363
Skillsoft Finance II, Initial Term Loan, 1st Lien
6.187%, 07/14/2028 (D)	186	172
Smyrna Ready Mix, Term Loan, 1st Lien
5.384%, 04/02/2029 (D)(I)	1,053	972
Solenis Holdings LLC, Term B Loan, 1st Lien
4.813%, 11/09/2028 (D)	157	145
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
5.560%, LIBOR + 4.500%, 12/22/2025 (D)	1,494	1,262
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
5.595%, 10/06/2028 (D)(I)	1,288	1,055
SPX Flow, Term Loan, 1st Lien
5.634%, 04/05/2029 (D)(I)	203	188
Staples, 2019 Refinancing New Term B-1 Loan, 1st Lien
6.286%, LIBOR + 5.000%, 04/16/2026 (D)	3,725	3,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Summer (BC) Bidco B LLC, Additional Facility Term B2 Loan, 1st Lien
5.506%, 12/04/2026 (D)	$90	$84
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.756%, LIBOR + 3.750%, 10/01/2026 (D)	780	720
Syniverse Holdings, Initial Term Loan, 1st Lien
7.000%, 05/13/2027 (B)	1,665	1,463
Team Health Holdings, Extended Term Loan, 1st Lien
6.284%, 03/02/2027 (D)(I)	2,897	2,423
TK Elevator Midco GmbH, Facility Term B1 Loan, 1st Lien
4.000%, 07/30/2027 (D)(I)	273	255
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
4.506%, 01/31/2025	1,016	630
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025 (D)(I)	796	785
Travelport Finance (Luxembourg) S.a.r.l., 2021 Consented Term Loan, 1st Lien
7.756%, 05/29/2026 (D)(I)	1,048	806
Triton Water Holdings, Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (D)	205	181
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (B)	2,041	1,906
U.S. Renal Care, Initial Term Loan, 1st Lien
6.060%, LIBOR + 5.000%, 06/26/2026 (D)	478	325
USI, 2019 New Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 05/16/2024 (D)(I)	1,488	1,424
Valeant, Term Loan B, 1st Lien
6.549%, 02/01/2027 (D)	2,110	1,804
Venator Finance S.a.r.l., Initial Term Loan
4.060%, 08/08/2024 (B)(D)	460	432
VeriFone Systems, Initial Term Loan, 1st Lien
5.524%, LIBOR + 4.000%, 08/20/2025 (D)	1,512	1,352
Wand Newco 3, Tranche B-1 Term Loan, 1st Lien
4.060%, 02/05/2026 (D)	813	753

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.784%, LIBOR + 4.000%, 10/19/2027 (D)	$437	$402
Wilsonart, LLC, Tranche E Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 12/31/2026 (D)(I)	700	618
Wok Holdings, Initial Term Loan, 1st Lien
7.825%, 03/01/2026	1,319	1,187
Woodford Express, LLC, Initial Term Loan, 1st Lien
6.006%, 01/27/2025	2,192	2,140

Total Loan Participations
(Cost $143,456) ($ Thousands)		128,543

ASSET-BACKED SECURITIES — 9.7%
Other Asset-Backed Securities — 9.7%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(J)
0.735%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)(F)	587	19
Ares CLO XXXIV, Ser 2020-2A, Cl FR
9.644%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(D)	1,446	1,077
B&M CLO, Ser 2014-1A, Cl E
6.794%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(D)	2,623	2,059
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(C)(D)	4,490	135
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(D)	3,390	1,729
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(D)	4,450	3,716
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(D)	5,857	3,866
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(D)	4,663	2,588
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)	3,427	2,707
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(C)(D)	2,128	1,468
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(C)	4,839	3,932
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(D)	2,531	456
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(K)	7	2,729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(K)	$2,293	$1,078
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(K)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(C)	10,259	4,401
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(D)	7,502	2,927
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(D)	6,715	77
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(C)	6,720	2,822
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(D)	7,631	3,968
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(C)(D)	3,809	2,324
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(D)	3,486	2,228
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(D)	2,261	1,966
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(C)	5,130	3,639
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.844%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)(F)	2,571	–
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(D)	2,725	954
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(D)	3,139	1,161
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
7.234%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(B)(D)	2,352	2,293
Great Lakes CLO, Ser 2015-1A, Cl ER
8.404%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(D)	3,253	2,798
Great Lakes CLO, Ser 2015-1A, Cl FR
11.044%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(D)	1,198	997
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(D)	4,519	2,065
Great Lakes CLO, Ser 2017-1A, Cl ER
8.544%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(D)	3,321	2,931

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(B)(C)(D)	$2,484	$1,465
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(D)	651	561
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
8.114%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(D)	1,559	1,391
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(C)(D)	1,169	474
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(C)	1,115	836
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(D)	3,797	2,164
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.034%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(D)	2,499	2,137
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(C)(D)	3,640	1,420
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(C)	1,924	1,295
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(C)	3,294	2,224
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(D)	1,095	810
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032 (B)(C)	3,438	2,433
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(D)	14	11
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
8.263%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(B)(D)	2,269	1,985
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(D)	7,983	3,657
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(C)(D)	1,655	794
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(D)	1,224	1,125
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(C)	4,413	3,187
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(C)	6,388	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(C)(D)	$1,999	$1,279
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(D)	9,085	6,734
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(D)	4,194	2,642
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(C)(D)	2,978	1,776
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(D)	3,528	2,223
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(C)	5,352	3,211
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(D)	2,030	609
Venture CLO XXVI, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(D)	1,609	467
Venture CLO XXVIII, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(D)	3,228	1,291
Venture CLO XXXV, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(D)	11,892	4,757
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (B)(C)	4,915	4,368
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(C)	6,577	4,785

Total Asset-Backed Securities
(Cost $80,336) ($ Thousands)		127,413

	Shares
COMMON STOCK — 1.4%
21st Century Oncology Private Company *(B)	15,311	155
Aquity Holdings *(B)	85,745	965
Arctic Canadian Diamond Company Ltd. *(B)	1,054	—
Battalion Oil *	86	1
Berry	191,552	1,460
Cenveo Corporation *(B)(G)	84,157	1,683
CHC Group *	399	—
Chord Energy	6,345	772
Civitas Resources	–	—
Clear Channel Outdoor Holdings, Cl A *	202,317	217
Copper Property Pass-Through Certificates *	118,100	1,491
EP Energy *	15,235	122
Frontier Communications Parent *	14,785	348
Guitar Center *(B)(G)	13,905	2,654
Gulfport Energy *	7,772	618
Gymboree Holding *(B)(G)	40,312	—
iHeartMedia *	37,193	293
Intelsat Emergence *(B)	39,805	1,174
Magnachip Semiconductor *	22,871	332

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mallinckrodt *	8,281	$206
Medical Card Systems *(B)	284,758	170
Monitronics International *(B)	211,006	1,259
MYT Holding *(B)	274,755	209
Neiman Marcus Group *(B)(G)	620	109
Neiman Marcus Group *(B)	5,934	1,038
Nine West FKA Premier Brands *(B)	92,548	54
Noble *	9,452	240
Parker Drilling *(B)(G)	79,089	454
Penney Borrower LLC *(B)	19,723	108
Quad/Graphics Inc *	54	—
Rue 21 *	1,835	168
SandRidge Energy *	20	—
VICI Properties Inc ‡	48,986	1,459
Whiting Petroleum	2,060	140
Windstream Services *(B)	10,897	166

Total Common Stock
(Cost $21,327) ($ Thousands)		18,065

PREFERRED STOCK — 0.7%
Boardriders, 0.000% *(B)(C)	215,931	253
Bowlero, 0.000% *(B)(C)	1,110	1,110
Claire's Stores, 0.000% *(B)(C)	811	963
Crestwood Equity Partners, 9.250% (E)	113,214	1,030
FHLMC, 0.000% *(C)(E)	16,903	70
FNMA, 0.000% *(C)(E)	24,650	107
Foresight, 0.000% *(B)(C)	32,601	554
Guitar Center, 0.000% *(B)(C)(G)	365	34
Gulfport Energy, 0.000% *(B)(C)	28	159
Ladenburg Thalmann Financial Services, 6.500% *	65,290	986
MPLX, 8.462% *(B)(E)	23,039	874
MYT Holding, 10.000%	325,766	354
Syniverse, 0.000% *(B)(C)	2,682,813	2,629

Total Preferred Stock
(Cost $8,773) ($ Thousands)		9,123

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.4%
Air Canada
4.000% , 07/01/2025	260	283
Chesapeake Energy
5.500% , 12/31/2049	100	2
DISH Network
3.375% , 08/15/2026	465	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive
4.000% , 11/15/2029	$574	$253
3.750% , 02/15/2030	2,637	1,160
Liberty Latin America
2.000% , 07/15/2024	1,145	991
Pebblebrook Hotel Trust
1.750% , 12/15/2026	715	637
Silver Airways LLC
13.000% , 12/31/2027(B)	1,212	1,212

Total Convertible Bonds
(Cost $5,822) ($ Thousands)		4,852

	Number of Warrants
WARRANTS — 0.1%
Carestream Health
Strike Price $– *‡‡(B)(G)	79	–
Chesapeake Energy, Expires 02/12/2026
Strike Price $27.63 *	1,516	101
Chesapeake Energy, Expires 02/12/2026
Strike Price $32.13 *	1,684	95
Chesapeake Energy, Expires 02/12/2026
Strike Price $36.18 *	1,030	54
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(B)(G)	3,680	348
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(B)(G)	3,681	223
Intelsat Jackson Holdings
Strike Price *‡‡(B)	4	–
Neiman Marcus Group
Strike Price *‡‡(B)	3,938	177
Noble, Expires 02/05/2028
Strike Price $0.01 *	22,660	273
SandRidge Energy, Expires 10/07/2022
Strike Price $41.34 *	7,165	–
SandRidge Energy, Expires 10/07/2022
Strike Price $42.03 *	3,017	–
Windstream
Strike Price $– *‡‡(B)	104	1
Windstream Services
Strike Price $– *‡‡(B)	12,184	186

Total Warrants
(Cost $578) ($ Thousands)		1,458

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	8,336	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
1.330% **†(L)	1,142	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	34,039,269	34,039

Total Cash Equivalent
(Cost $34,039) ($ Thousands)		34,039

Total Investments in Securities — 99.5%
(Cost $1,467,867) ($ Thousands)		$1,310,256

Percentages are based on Net Assets of $1,316,939 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $849,388 ($ Thousands), representing 64.5% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2022 was $15,047 ($ Thousands) and represented 1.1% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(K)	Zero coupon security.
(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
Pty — Proprietary
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	986,222	540		986,762
Loan Participations	–	113,729	14,814		128,543
Asset-Backed Securities	–	–	127,413		127,413
Common Stock	6,208	1,659	10,198		18,065
Preferred Stock	1,491	1,056	6,576		9,123
Convertible Bonds	–	3,640	1,212		4,852
Warrants	54	469	935		1,458
Rights	–	–	–	^	–	^
Affiliated Partnership	–	1	–		1
Cash Equivalent	34,039	–	–		34,039
Total Investments in Securities	41,792	1,106,776	161,688		1,310,256

^ This category includes securities with a value of $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stocks	Investments in Convertible Bonds	Investments in Preferred Stocks	Investments in Warrants	Investments in Rights
Balance as of October 1, 2021	$3,147	$18,534	$163,469	$16,305	$–	$2,647	$548	$–
Accrued discounts/premiums	(59)	(30)	(102)	–	–	–	–	–
Realized gain/(loss)	(811)	(52)	5,096	3,253	–	61	–	–
Change in unrealized appreciation/(depreciation)	873	(1,135)	(5,388)	(2,747)	–	157	246	–
Purchases	–	989	228	–	–	1,116	–	–
Sales	(33)	(7,057)	(35,890)	(5,150)	–	(34)	(45)	–
Net transfer into Level 3	–	7,517	–	1,449	1,212	2,629	186	–
Net transfer out of Level 3	(2,577)	(3,952)	–	(2,912)	–	–	–	–
Ending Balance as of June 30, 2022(1)	$540	$14,814	$127,413	$10,198	$1,212	$6,576	$935	$–
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$62	$(1,674)	$(5,379)	$(1,458)	$22	$157	$325	$–

(1) Of the $161,688 ($ Thousands) in Level 3 securities as of June 30, 2022, $15,200 ($ Thousands) or 1.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at June 30, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$5,620	This is equity held at the parent level and is priced off of operating company public equity "MYTE" on a monthly basis	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced based off of broker runs	None	N/A
		Weighted valuation techniques	Guideline transaction valuation	$1,107.3m - $1,237.6m
			Comparable company valuation	$1,172.5m - $1,302.8m
			Valuation case probability weighting	50%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.00%
			Valuation case probability weighting	50%
		Estimated recovery Model	Estimated Excess RBC	$52.0m
			Estimated fees & expenses	$47.1m
			Discount Rate	50%
Convertible Preferred	2,086	Broker Quotation	None	N/A
		Discounted cash flow model	Implied total yield	12.50% - 13.50%

Corporate Bond	470	Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Estimated recovery model	Estimated Total Claims Case	$460.0M
		Estimated recovery model	Estimated Debt Claims	$157.5M
Loans	1,126	Discounted cash flow model	Implied total yield	17.05% - 17.50%
			Implied total credit spread over index rate	5.00% - 5.64%

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Concluded)

Category	Market Value at June 30, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Preferred Stock	5,149

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Market Comparables Approach	EBITDA	$91m - $120m
			EBITDA multiple	7.50x - 10.50x
			Valuation case probability weighting	100%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.00%
			Valuation case probability weighting	50%
		Comparable Yield approach	Implied total yield	5.00% - 6.00%
		Comparable Yield approach	Implied total yield	11.18% - 13.18%
Warrants	749	Use an average mid-pricing based off of available broker runs on a monthly basis	None	N/A
		Weighted valuation techniques	EBITDA	$207m - $260m
		Weighted valuation techniques	EBITDA multiple	3.50x - 5.25x
		Weighted valuation techniques	Weighted Average Cost of Capital	16.00%
			Valuation case probability weighting	50%
Total	$15,200

For the period ended June 30, 2022, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1	$—	$—	$—	$—	$1	1,142	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	72,412	419,442	(457,815)	—	—	34,039	34,039,269	63	1
Totals	$72,413	$419,442	$(457,815)	$—	$—	$34,040		$63	$1

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2022, is as follow:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Cenveo Corporation	84,157	9/14/2018	$3,175	$1,683
Guitar Center	13,905	1/8/2021	1,762	2,654
Gymboree Holding	10,471	10/2/2017	131	–
Gymboree Holding	29,841	10/2/2017	541	–
Neiman Marcus Group	620	9/30/2020	–	109
Parker Drilling	2,817	3/26/2019	38	16
Parker Drilling	76,272	3/26/2019	962	438
Corporate Obligation
Aventine (Escrow Security)	2,750,000	4/21/2010	–	–
Envision Healthcare	1,895,000	9/30/2018	1,594	551
EQM Midstream Partners	276,000	6/17/2020	276	265
Northwest Acquisitions ULC	2,115,000	10/1/2019	1,493	–
Six Flags Theme Parks	668,000	4/16/2020	691	676
Trident TPI Holdings	1,652,000	7/22/2019	1,702	1,511
Loan Participation
Carestream Health, 2023 Extended Term Loan, 1st Lien	1,331,422	8/11/2020	1,266	1,318
Carestream Health, 2023 Extended Term Loan, 2nd Lien	2,578,492	5/29/2020	2,389	2,174
Envision Healthcare, Initial Term Loan, 1st Lien	6,191,132	9/30/2018	5,350	2,037
Mavenir Systems, Initial Term Loan, 1st Lien	1,092,263	8/17/2021	1,083	1,010
Preferred Stock
Guitar Center	365	1/8/2021	34	34
Warrant
Carestream Health	79	6/3/2020	–	–
Guitar Center	3,382	1/8/2021	186	330
Guitar Center	3,681	1/8/2021	132	223
Guitar Center	298	1/8/2021	11	18
			$22,816	$15,047

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 36.1%
Banks — 0.3%
UBS
0.250%, 07/12/2022 (A)(B)(C)	$1,000	$1,000

Consumer Discretionary — 1.8%
AutoZone
1.851%, 07/07/2022 (B)(C)	2,900	2,899
Hyundai Capital America
2.002%, 07/13/2022 (B)(C)	2,900	2,898

		5,797

Consumer Staples — 0.9%
Mondelez International
1.871%, 07/05/2022 (B)(C)	2,900	2,899

Financials — 29.2%
Albion Capital
1.702%, 07/20/2022 (B)(C)	3,513	3,510
Alinghi Funding
3.064%, 05/17/2023 (B)(C)	1,000	968
Amcor Flexibles North America
2.004%, 07/18/2022 (B)(C)	2,900	2,897
ANTALIS
1.302%, 07/11/2022 (B)(C)	3,000	2,998
Barton Capital
1.753%, 07/15/2022 (B)(C)	4,837	4,834
Bayerische Landesbank
1.570%, 07/05/2022 (B)(C)	10,000	9,998
Bedford Row Funding
1.580%, 07/06/2022 (B)(C)	8,000	7,998
Bennington Stark Capital
1.261%, 07/07/2022 (B)(C)	3,000	2,999
BPCE
1.420%, 02/22/2023 (A)(B)(C)	2,000	1,956
Brighthouse Financial
1.682%, 07/14/2022 (B)(C)	7,000	6,996
CDP Financial
1.702%, 07/13/2022 (B)(C)	2,000	1,999
1.516%, 09/06/2022 (B)(C)	4,000	3,985
Collateralized Commercial Paper FLEX
0.240%, 08/10/2022 (A)(B)(C)	2,500	2,495
Crown Point Capital
0.320%, 10/07/2022 (A)(B)	1,000	1,000
0.300%, 10/04/2022 (A)(B)	2,500	2,486
DZ Bank NY
1.651%, 07/07/2022 (B)(C)	3,000	2,999
Federation des Caisses Desjardins du Quebec
1.653%, 07/28/2022 (B)(C)	3,653	3,648
Goldman Sachs International
0.250%, 09/23/2022 (A)(B)(C)	1,000	995

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Ionic Capital III Trust
1.682%, 07/20/2022 (B)(C)	4,000	$3,996
Lime Funding
1.742%, 07/20/2022 (B)(C)	2,024	2,022
LMA Americas
1.744%, 07/28/2022 (B)(C)	5,000	4,993
Macquarie Bank
1.687%, 09/01/2022 (B)(C)	1,500	1,494
Macquarie Group
0.659%, 01/04/2023 (A)(B)	1,500	1,497
Mitsubishi HC Capital America
2.067%, 07/12/2022 (B)(C)	2,900	2,898
Nordea Bank Abp
0.306%, 10/21/2022 (A)(B)(C)	1,000	993
Sheffield Receivables
0.000%, 07/26/2022 (A)(B)(C)	2,000	2,000
Sumitomo Mitsui Trust Bank
1.274%, 07/25/2022 (B)(C)	3,000	2,997
Toronto-Dominion Bank
1.348%, 02/17/2023 (A)(B)(C)	2,000	1,958
Washington Morgan Capital
0.500%, 09/01/2022 (A)(B)	2,000	1,994
Westpac Banking
0.271%, 10/14/2022 (A)(B)(C)	1,000	993

		92,596

Government — 1.3%
Province of Alberta Canada
1.683%, 07/27/2022 (B)(C)	4,000	3,995

Information Technology — 0.9%
Fidelity National Information Services
2.053%, 07/18/2022 (B)(C)	2,900	2,897

Materials — 1.7%
Avery Dennison
2.003%, 07/19/2022 (B)(C)	2,500	2,498
Sherwin-Williams
1.953%, 07/13/2022 (B)(C)	2,900	2,898

		5,396

Total Commercial Paper
(Cost $114,690) ($ Thousands)		114,580

CORPORATE OBLIGATIONS — 8.2%
Consumer Discretionary — 2.0%
Jets Stadium Development
1.800%, 04/01/2047 (A)(D)	3,900	3,900

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
1.800%, U.S. SOFR + 0.280%, 12/14/2022 (D)	$643	$642
1.670%, U.S. SOFR + 0.150%, 08/15/2022 (D)	1,752	1,751

		6,293

Financials — 5.9%
Bank of Montreal IL
1.670%, U.S. SOFR + 0.150%, 09/21/2022 (D)	2,000	1,999
Credit Suisse NY
1.694%, SOFRINDX + 0.200%, 07/15/2022 (D)	1,500	1,500
1.583%, SOFRINDX + 0.280%, 02/10/2023 (D)	2,000	1,997
Goldman Sachs Bank USA NY
1.560%, U.S. SOFR + 0.300%, 03/09/2023 (D)	2,000	1,996
1.161%, U.S. SOFR + 0.170%, 07/26/2022 (D)	1,000	1,000
Lloyds Bank Corporate Markets NY
1.790%, U.S. SOFR + 0.270%, 01/24/2023 (D)	700	699
MUFG Bank NY
1.800%, U.S. SOFR + 0.300%, 03/10/2023 (D)	1,500	1,498
Natixis NY
1.800%, U.S. SOFR + 0.280%, 02/07/2023 (D)	2,000	1,997
Nordea Bank Abp NY
1.710%, U.S. SOFR + 0.190%, 10/27/2022 (D)	1,000	1,000
Standard Chartered Bank NY
1.820%, U.S. SOFR + 0.300%, 03/13/2023 (D)	1,000	998
Sumitomo Mitsui Banking
1.670%, U.S. SOFR + 0.170%, 09/14/2022 (D)	2,000	1,999
Svenska Handelsbanken NY
1.710%, U.S. SOFR + 0.190%, 10/27/2022 (D)	2,000	1,998

		18,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.3%
Protective Life Global Funding
2.073%, U.S. SOFR + 0.550%, 03/31/2023 (A)(D)	$1,035	$1,035

Total Corporate Obligations
(Cost $26,030) ($ Thousands)		26,009

MUNICIPAL BOND — 0.2%
California — 0.2%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
1.770%, 11/01/2035 (A)(D)	750	750

Total Municipal Bond

(Cost $750) ($ Thousands)		750

CERTIFICATES OF DEPOSIT — 39.8%
ASB Bank
1.190%, 09/08/2022 (A)	2,000	2,001
1.100%, 08/29/2022	2,000	2,000
Banco Santander
0.730%, 10/28/2022	2,000	2,000
Bank of Montreal IL
2.800%, 05/12/2023	1,000	1,000
1.451%, 08/15/2022	2,000	1,999
1.280%, 05/05/2023	1,000	999
1.240%, 06/06/2023	1,000	999
Bank of Nova Scotia
1.270%, 03/16/2023	2,000	1,999
0.800%, 05/05/2023	4,000	3,996
Barclays Bank
1.400%, 04/05/2023	1,500	1,500
Bedford Row Funding
0.950%, 09/01/2022	1,000	1,000
BNP Paribas
1.850%, 11/04/2022	2,000	2,001
0.850%, 08/05/2022	2,000	2,000
Canadian Imperial Bank of Commerce NY
2.160%, 07/03/2023	2,000	2,000
1.750%, 01/06/2023	1,000	999
1.280%, 03/15/2023	2,000	1,999
0.930%, 07/01/2022	3,000	3,000
Commonwealth Bank of Australia
1.950%, 02/21/2023	2,000	2,000
1.780%, 10/12/2022	2,000	2,000
Crown Point Capital
1.310%, 12/06/2022	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
HSBC Bank
1.380%, 06/06/2023	$2,000	$1,999
Korea Development Bank
2.050%, 09/09/2022	800	801
1.240%, 12/08/2022	2,000	1,999
Landesbank Baden-Wuerttemberg NY
1.800%, 08/12/2022	2,000	2,000
1.590%, 07/05/2022	4,000	4,000
Lloyds Bank Corporate Markets NY
0.230%, 08/17/2022	1,200	1,200
Macquarie Bank
2.050%, 08/22/2022	3,000	3,000
1.380%, 03/03/2023 (A)	2,000	2,002
1.250%, 01/18/2023	4,000	3,999
MUFG Bank NY
0.330%, 11/01/2022	1,500	1,489
0.300%, 10/31/2022	1,000	993
N-able
1.850%, 10/25/2022	2,000	2,000
1.250%, 03/14/2023	2,000	2,000
National Australia Bank
1.870%, 11/14/2022	1,000	1,000
National Bank of Canada
1.850%, 11/10/2022	2,000	2,000
1.850%, 01/13/2023	2,000	2,000
0.940%, 07/28/2022 (A)	2,000	2,000
Natixis NY
1.620%, 08/05/2022	1,750	1,750
Nordea Bank Abp NY
1.210%, 12/01/2022	3,000	2,999
1.200%, 12/07/2022	2,000	2,000
Norinchukin Bank
1.770%, 08/22/2022	2,000	2,000
1.600%, 07/25/2022	4,000	4,000
Royal Bank of Canada
2.030%, 01/04/2023	1,000	1,000
Skandinaviska Enskilda Banken
1.620%, 09/09/2022 (A)	1,500	1,499
0.920%, 09/12/2022	4,000	3,999
Standard Chartered Bank NY
2.000%, 05/04/2023	1,500	1,499
0.970%, 09/02/2022	1,500	1,499
Sumitomo Mitsui Banking
1.950%, 12/23/2022	2,000	2,000
1.900%, 07/22/2022	3,400	3,401
1.820%, 10/19/2022	2,000	2,000
1.720%, 01/19/2023	1,500	1,497
1.380%, 05/03/2023	2,000	1,999
1.100%, 07/29/2022	3,000	3,000
Swedbank NY
1.800%, 10/13/2022	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Toronto-Dominion Bank
2.800%, 05/08/2023	$1,500	$1,490
1.970%, 03/09/2023	2,000	1,999
0.800%, 03/31/2023	1,500	1,499
0.550%, 06/02/2023	2,000	1,998
0.300%, 10/25/2022	1,500	1,490
UBS
0.724%, 12/08/2022	1,500	1,499
0.447%, 09/22/2022	2,000	2,000
United Overseas Bank
0.980%, 11/07/2022	2,000	1,999
Westpac Banking
1.980%, 03/24/2023 (A)	2,000	1,999
Total Certificates of Deposit
(Cost $126,148) ($ Thousands)		126,089

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	22,682	23

Total Cash Equivalent
(Cost $23) ($ Thousands)		23

	Face Amount (Thousands)
REPURCHASE AGREEMENTS — 15.8%
Bank of America Securities
1.550%, dated 6/30/2022, to be repurchased on 7/1/2022, repurchase price $45,001,938 (collateralized by FNMA obligation, par value $50,606,500, 3.000%, 1/1/2052; with total market value $46,350,000) (E)	$45,000	45,000
Goldman Sachs & Co
1.550%, dated 6/30/2022, to be repurchased on 7/1/2022, repurchase price $2,000,086 (collateralized by GNMA obligation, par value $2,117,776, 2.690%, 5/15/2057; with total market value $2,040,001) (E)	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
TD Securities
1.550%, dated 6/30/2022, to be repurchased on 7/1/2022, repurchase price $3,000,129 (collateralized by U.S. Treasury obligation, par value $3,063,500, 3.000%, 6/30/2024; with total market value $3,060,038) (E)	$3,000	$3,000

Total Repurchase Agreements
(Cost $50,000) ($ Thousands)		50,000

Total Investments in Securities — 100.1%
(Cost $317,641) ($ Thousands)		$317,451

Percentages are based on Net Assets of $317,252 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $34,553 ($ Thousands), representing 10.9% of the Net Assets of the Fund.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

Cl — Class
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Custom SOFR Index

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	114,580	–	114,580
Corporate Obligations	–	26,009	–	26,009
Municipal Bond	–	750	–	750
Certificates of Deposit	–	126,089	–	126,089
Cash Equivalent	23	–	–	23
Repurchase Agreements	–	50,000	–	50,000
Total Investments in Securities	23	317,428	–	317,451

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$87	$3,334	$(3,398)	$—	$—	$23	22,682	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 87.1%
Arizona — 1.9%
Arizona State University, Board of Regents, Ser A, RB
0.900%, 07/01/2034 (A)	$2,000	$2,000
Avondale, RB
3.000%, 07/01/2022	270	270
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
0.950%, 09/01/2035 (A)(B)	1,500	1,500

		3,770

Colorado — 2.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
0.880%, 11/01/2040 (A)	4,000	4,000

Connecticut — 4.1%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, RB
0.880%, 05/15/2050 (A)	2,125	2,125
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
0.900%, 11/15/2045 (A)	375	375
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
0.880%, 05/15/2040 (A)	1,900	1,900
Connecticut State, Ser C, GO
0.940%, 05/15/2034 (A)	2,870	2,870
Connecticut State, Ser D, GO
4.000%, 09/15/2022	400	402

		7,672

District of Columbia — 2.0%
RBC Municipal Products Trust, Ser 2018-G63, GO
0.940%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
0.960%, 10/01/2053 (A)(B)(C)	1,950	1,950

		3,950

Florida — 6.2%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
0.550%, 04/01/2039 (A)	3,800	3,800
Lucie County, Florida Power & Light Project, RB
0.570%, 09/01/2028 (A)	5,150	5,150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
0.950%, 04/01/2032 (A)(B)	$2,895	$2,895

		11,845

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
0.950%, 01/01/2048 (A)(B)	2,000	2,000

Illinois — 5.8%
Aurora, Fox Valley Counseling Center, RB
0.910%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
0.960%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.950%, 06/01/2029 (A)(B)	3,500	3,500
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C3A, RB
0.920%, 11/01/2038 (A)	2,400	2,400
Illinois State, Finance Authority, The Care Foundation, RB
0.900%, 08/15/2052 (A)(B)	400	400
University of Illinois, Hospital & Health Sciences System, Ser B, RB
0.950%, 10/01/2026 (A)(B)	1,100	1,100

		11,110

Indiana — 2.1%
Indiana State, Housing & Community Development Authority, Ser C-3, RB
0.430%, 07/01/2047 (A)	2,200	2,200
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
1.060%, 04/01/2030 (A)(C)	1,770	1,770

		3,970

Iowa — 3.4%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
1.010%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
0.970%, 09/01/2036 (A)	1,500	1,500

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
0.970%, 05/01/2023 (A)	$3,000	$3,000

		6,500

Louisiana — 1.0%
Louisiana State, Offshore Terminal Authority, RB
0.950%, 09/01/2033 (A)(B)	1,850	1,850

Maryland — 2.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
0.970%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Corporation, Howard Hughes Medical Institute, Ser A, RB
0.870%, 02/15/2043 (A)	3,135	3,135

		4,205

Massachusetts — 3.1%
Massachusetts State, Health & Educational Facilities Authority, Mass General Brigham, RB
0.920%, 07/01/2027 (A)	300	300
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB
0.880%, 08/01/2037 (A)	5,605	5,605

		5,905

Michigan — 1.5%
Central Michigan University, Ser A, RB
0.910%, 10/01/2032 (A)(B)	1,400	1,400
Michigan State University, Ser A, RB
0.930%, 02/15/2033 (A)	1,600	1,600

		3,000

Minnesota — 1.3%
Minneapolis, University Gateway Project, RB
0.900%, 12/01/2040 (A)	500	500
Rochester, Mayo Clinic, Ser A, RB
0.930%, 11/15/2038 (A)	2,000	2,000

		2,500

Mississippi — 4.1%
Jackson County, Port Facility, Chevron USA Project, RB
0.500%, 06/01/2023 (A)	1,400	1,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.500%, 12/01/2030 (A)	$400	$400
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.500%, 12/01/2030 (A)	4,100	4,100
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.500%, 11/01/2035 (A)	1,000	1,000
Mississippi State, Business Finance, Chevron USA Project, Ser K, RB
0.500%, 11/01/2035 (A)	1,000	1,000

		7,900

Missouri — 2.9%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
0.910%, 04/15/2034 (A)(B)	2,100	2,100
RBC Municipal Products Trust, Ser C-16, RB
0.960%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,600

Nevada — 0.4%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
0.940%, 07/01/2050 (A)(C)	700	700

New Jersey — 4.9%
Deptford, Ser A, GO
4.000%, 07/11/2023	3,000	3,038
1.000%, 07/13/2022	6,100	6,099

		9,137

New York — 7.7%
Kings Point, GO
1.000%, 07/22/2022	2,115	2,115
New York City, Housing Development Corporation, Multi-Family Housing, Ser I, RB
0.880%, 11/01/2060 (A)	200	200
New York City, Water Finance Authority, Water & Sewer System, RB
0.450%, 06/15/2039 (A)	200	200
New York City, Water Finance Authority, Water & Sewer System, Ser BB, RB
0.490%, 06/15/2049 (A)	4,500	4,500
New York State, Housing Finance Agency, Ser A, RB
0.930%, 11/01/2050 (A)(B)	2,500	2,500
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
0.980%, 08/01/2036 (A)(B)	1,100	1,100

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
RBC Municipal Products Trust, Ser 2018-G5, GO
0.940%, 10/01/2025 (A)(B)(C)	$1,900	$1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
0.950%, 02/15/2042 (A)(C)	2,000	2,000

		14,515

North Carolina — 3.4%
Charlotte, Governmental Facilities Project, RB
0.900%, 06/01/2033 (A)	1,790	1,790
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB, AGM
0.430%, 01/15/2044 (A)(B)	2,000	2,000
North Carolina State, Medical Care Commission, Moses Cone Health System, Ser A, RB
0.900%, 10/01/2035 (A)	2,870	2,870

		6,660

Ohio — 0.5%
Franklin County, Hospital Facilities Revenue, Sub-Ser R, RB
0.880%, 12/01/2028 (A)(B)	945	945

Pennsylvania — 3.0%
Butler County, Industrial Development Authority, Concordia Lutheran Ministries, Ser A-R, RB
1.010%, 05/01/2034 (A)(B)	1,340	1,340
Emmaus, General Authority Revenue, RB
1.020%, 12/01/2028 (A)	200	200
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
0.600%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
1.500%, 12/01/2037 (A)(B)(D)	3,000	3,000
Pennsylvania State, Turnpike Commission, Ser A, RB
0.880%, 12/01/2050 (A)(B)	300	300
Philadelphia Gas Works, Ser D, RB
0.890%, 08/01/2031 (A)(B)	600	600

		5,615

South Carolina — 2.6%
South Carolina State, Public Service Authority, Ser A, RB
0.990%, 01/01/2036 (A)(B)	5,000	5,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota — 1.5%
South Dakota State, Housing Development Authority, Ser A, RB
0.920%, 11/01/2062 (A)	$2,940	$2,940

Tennessee — 0.5%
Clarksville, Public Building Authority, Pooled Financing, RB
0.960%, 06/01/2029 (A)(B)	1,000	1,000

Texas — 13.0%
Houston, Combined Utility System Revenue, RB
0.920%, 05/15/2034 (A)(B)	1,100	1,100
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
1.010%, 06/15/2027 (A)(C)	1,500	1,500
Pasadena, Independent School District, Ser B, GO, AGM
0.900%, 02/01/2035 (A)	1,150	1,150
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
1.000%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
1.010%, 12/01/2040 (A)	2,200	2,200
Red River, Education Finance Corporation, Texas Christian University Project, RB
1.000%, 03/01/2030 (A)	3,400	3,400
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
0.920%, 07/01/2047 (A)(B)	1,525	1,525
Texas State, Veterans Bonds, GO
0.980%, 12/01/2047 (A)	2,020	2,020
0.950%, 12/01/2040 (A)	600	600
0.940%, 12/01/2046 (A)	900	900
Texas State, Veterans Bonds, Ser A, GO
0.950%, 06/01/2041 (A)	300	300
Texas State, Veterans Bonds, Ser B, GO
0.950%, 12/01/2042 (A)	2,500	2,500
Texas State, Veterans Bonds, Ser B-REMK, GO
0.950%, 12/01/2043 (A)	2,000	2,000

		24,495

Virginia — 1.0%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
0.910%, 05/15/2042 (A)	1,835	1,835

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.2%
Port Tacoma, Sub-Ser B, RB
0.870%, 12/01/2044 (A)(B)	$300	$300

West Virginia — 0.6%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
0.910%, 06/01/2034 (A)(B)	1,165	1,165

Wisconsin — 3.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.900%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.900%, 05/01/2046 (A)	2,000	2,000
Wisconsin State, Ser A, GO
0.000%, 05/01/2023 (A)(E)	2,000	2,000

		5,845

Total Municipal Bonds
(Cost $165,929) ($ Thousands)		165,929

TAX-EXEMPT COMMERCIAL PAPER — 15.5%
King County
1.250%, 08/02/2022	6,500	6,500
0.950%, 07/13/2022	500	500
Michigan State University
1.170%, 07/07/2022	4,900	4,900
Nashville & Davidson County
1.120%, 08/04/2022	1,000	1,000
New York State, Power Authority
1.050%, 07/06/2022	3,885	3,885
0.800%, 07/13/2022	2,000	2,000
Port Authority of New York & New Jersey
1.450%, 08/31/2022	2,700	2,700
Univeristy of Washington
1.100%, 08/03/2022	3,000	3,000
University of Minnesota
1.200%, 07/22/2022	5,000	5,000
Total Tax-Exempt Commercial Paper
(Cost $29,485) ($ Thousands)		29,485

Total Investments in Securities — 102.6%
(Cost $195,414) ($ Thousands)		$195,414

Percentages are based on Net Assets of $190,552 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $17,320 ($ Thousands), representing 9.1% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.

AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
GO — General Obligation
RB — Revenue Bond
Ser — Series

As of June 30, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$12,140	$12,864
2.375%, 01/15/2027	7,787	8,457
2.000%, 01/15/2026	7,787	8,247
0.625%, 01/15/2024	21,546	21,915
0.625%, 01/15/2026	16,483	16,667
0.500%, 04/15/2024	12,036	12,203
0.375%, 07/15/2023	22,637	23,035
0.375%, 07/15/2025	19,604	19,800
0.375%, 01/15/2027	15,571	15,513
0.250%, 01/15/2025	17,865	17,973
0.125%, 07/15/2024	19,548	19,735
0.125%, 10/15/2024	17,422	17,529
0.125%, 04/15/2025	14,245	14,252
0.125%, 10/15/2025	13,957	13,946
0.125%, 10/15/2025	3,405	3,402
0.125%, 04/15/2026	13,381	13,256
0.125%, 07/15/2026	16,426	16,293
0.125%, 10/15/2026	18,853	18,681
0.125%, 04/15/2027	10,206	10,048

Total U.S. Treasury Obligations
(Cost $293,090) ($ Thousands)		283,816

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	614,285	$614

Total Cash Equivalent
(Cost $614) ($ Thousands)		614

Total Investments in Securities — 99.8%
(Cost $293,704) ($ Thousands)		$284,430

Percentages are based on Net Assets of $284,888 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.

Cl — Class

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	283,816	–	283,816
Cash Equivalent	614	–	–	614
Total Investments in Securities	614	283,816	–	284,430

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$987	$56,054	$(56,427)	$—	$—	$614	614,285	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%

Communication Services — 8.1%
Activision Blizzard Inc	15,266	$1,189
Alphabet Inc, Cl A *	5,857	12,764
Alphabet Inc, Cl C *	5,390	11,790
AT&T Inc	139,149	2,917
Charter Communications Inc, Cl A *	2,218	1,039
Comcast Corp, Cl A	87,628	3,439
DISH Network Corp, Cl A *	5,102	91
Electronic Arts Inc	5,435	661
Fox Corp, Cl A	6,071	195
Fox Corp, Cl B	2,766	82
Interpublic Group of Cos Inc/The	7,927	218
Live Nation Entertainment Inc *	2,607	215
Lumen Technologies Inc	18,583	203
Match Group Inc *	5,506	384
Meta Platforms Inc, Cl A *	44,902	7,240
Netflix Inc *	8,629	1,509
News Corp, Cl A	7,362	115
News Corp, Cl B	2,517	40
Omnicom Group Inc	4,226	269
Paramount Global, Cl B	11,971	295
Take-Two Interactive Software Inc, Cl A *	3,121	382
T-Mobile US Inc *	11,498	1,547
Twitter Inc *	14,752	552
Verizon Communications Inc	81,965	4,160
Walt Disney Co/The *	35,483	3,350
Warner Bros Discovery Inc *	43,013	577

		55,223
Consumer Discretionary — 9.7%
Advance Auto Parts Inc	1,251	216
Amazon.com Inc, Cl A *	171,020	18,164
Aptiv PLC *	5,356	477
AutoZone Inc *	415	892
Bath & Body Works Inc	5,029	135
Best Buy Co Inc	3,830	250
Booking Holdings Inc *	791	1,383
BorgWarner Inc	4,537	151
Caesars Entertainment Inc *	4,054	155
CarMax Inc *	3,145	285
Carnival Corp *	15,726	136
Chipotle Mexican Grill Inc, Cl A *	541	707
Darden Restaurants Inc	2,547	288
Dollar General Corp	4,514	1,108
Dollar Tree Inc *	4,431	691
Domino's Pizza Inc	670	261
DR Horton Inc	6,265	415
eBay Inc	11,018	459
Etsy Inc *	2,413	177
Expedia Group Inc *	2,912	276
Ford Motor Co	76,682	853
Garmin Ltd	2,900	285

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co *	28,282	$898
Genuine Parts Co	2,806	373
Hasbro Inc	2,609	213
Hilton Worldwide Holdings Inc	5,409	603
Home Depot Inc/The	20,229	5,548
Las Vegas Sands Corp *	6,565	220
Lennar Corp, Cl A	5,195	367
LKQ Corp	5,116	251
Lowe's Cos Inc	12,919	2,257
Marriott International Inc/MD, Cl A	5,364	730
McDonald's Corp	14,495	3,578
MGM Resorts International	6,742	195
Mohawk Industries Inc *	1,020	127
Newell Brands Inc, Cl B	7,154	136
NIKE Inc, Cl B	24,859	2,541
Norwegian Cruise Line Holdings Ltd *	8,414	94
NVR Inc *	59	236
O'Reilly Automotive Inc *	1,304	824
Penn National Gaming Inc *	2,986	91
Pool Corp	816	287
PulteGroup Inc	4,873	193
PVH Corp	1,372	78
Ralph Lauren Corp, Cl A	928	83
Ross Stores Inc	6,807	478
Royal Caribbean Cruises Ltd *	4,256	149
Starbucks Corp	22,369	1,709
Tapestry Inc	5,253	160
Target Corp, Cl A	9,047	1,278
Tesla Inc *	16,388	11,036
TJX Cos Inc/The	22,859	1,277
Tractor Supply Co	2,200	426
Ulta Beauty Inc *	1,014	391
VF Corp	6,219	275
Whirlpool Corp	1,169	181
Wynn Resorts Ltd *	2,145	122
Yum! Brands Inc	5,599	636

		65,805
Consumer Staples — 6.4%
Altria Group Inc	35,620	1,488
Archer-Daniels-Midland Co	10,958	850
Brown-Forman Corp, Cl B	3,560	250
Campbell Soup Co	4,134	199
Church & Dwight Co Inc	4,634	429
Clorox Co/The	2,338	330
Coca-Cola Co/The	75,960	4,779
Colgate-Palmolive Co	16,371	1,312
Conagra Brands Inc	9,063	310
Constellation Brands Inc, Cl A	3,157	736
Costco Wholesale Corp	8,686	4,163
Estee Lauder Cos Inc/The, Cl A	4,585	1,168
General Mills Inc	11,928	900

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hershey Co/The	2,886	$621
Hormel Foods Corp	5,623	266
J M Smucker Co/The	2,130	273
Kellogg Co	5,019	358
Keurig Dr Pepper Inc	14,500	513
Kimberly-Clark Corp	6,546	885
Kraft Heinz Co/The	13,714	523
Kroger Co/The	12,990	615
Lamb Weston Holdings Inc	2,801	200
McCormick & Co Inc/MD	4,793	399
Molson Coors Beverage Co, Cl B	3,595	196
Mondelez International Inc, Cl A	27,102	1,683
Monster Beverage Corp *	7,408	687
PepsiCo Inc	26,992	4,498
Philip Morris International Inc	30,275	2,989
Procter & Gamble Co/The	46,877	6,740
Sysco Corp, Cl A	9,795	830
Tyson Foods Inc, Cl A	5,775	497
Walgreens Boots Alliance Inc	14,116	535
Walmart Inc	27,419	3,333

		43,555
Energy — 4.0%
APA Corp	6,452	225
Baker Hughes Co, Cl A	17,695	511
Chevron Corp	38,372	5,556
ConocoPhillips	25,364	2,278
Coterra Energy Inc	16,041	414
Devon Energy Corp	11,875	654
Diamondback Energy Inc, Cl A	3,283	398
EOG Resources Inc	11,426	1,262
Exxon Mobil Corp	82,381	7,055
Halliburton Co	17,526	550
Hess Corp	5,385	570
Kinder Morgan Inc	38,278	641
Marathon Oil Corp	13,859	312
Marathon Petroleum Corp	10,653	876
Occidental Petroleum Corp	17,320	1,020
ONEOK Inc	8,849	491
Phillips 66	9,079	744
Pioneer Natural Resources Co	4,467	996
Schlumberger NV, Cl A	27,476	983
Valero Energy Corp	8,017	852
Williams Cos Inc/The	23,914	746

		27,134
Financials — 9.9%
Aflac Inc	11,807	653
Allstate Corp/The	5,320	674
American Express Co	11,997	1,663
American International Group Inc	15,536	794
Ameriprise Financial Inc	2,190	521
Aon PLC, Cl A	4,162	1,122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arthur J Gallagher & Co	4,094	$668
Assurant Inc	1,143	198
Bank of America Corp	138,799	4,321
Bank of New York Mellon Corp/The	14,436	602
Berkshire Hathaway Inc, Cl B *	35,370	9,657
BlackRock Inc	2,817	1,716
Brown & Brown Inc	4,539	265
Capital One Financial Corp	7,731	805
Cboe Global Markets Inc	2,027	229
Charles Schwab Corp/The	29,305	1,852
Chubb Ltd	8,271	1,626
Cincinnati Financial Corp	2,890	344
Citigroup Inc	38,075	1,751
Citizens Financial Group Inc	9,708	347
CME Group Inc, Cl A	7,002	1,433
Comerica Inc	2,483	182
Discover Financial Services	5,549	525
Everest Re Group Ltd	773	217
FactSet Research Systems Inc	774	298
Fifth Third Bancorp	13,183	443
First Republic Bank/CA	3,477	501
Franklin Resources Inc	5,343	124
Globe Life Inc	1,800	175
Goldman Sachs Group Inc/The	6,668	1,980
Hartford Financial Services Group Inc/The	6,632	434
Huntington Bancshares Inc/OH	28,162	339
Intercontinental Exchange Inc	10,995	1,034
Invesco Ltd	6,678	108
JPMorgan Chase & Co	57,402	6,464
KeyCorp	18,116	312
Lincoln National Corp	3,195	149
Loews Corp	3,855	228
M&T Bank Corp	3,487	556
MarketAxess Holdings Inc	753	193
Marsh & McLennan Cos Inc	9,871	1,532
MetLife Inc	13,731	862
Moody's Corp	3,193	868
Morgan Stanley	27,304	2,077
MSCI Inc, Cl A	1,577	650
Nasdaq Inc, Cl A	2,307	352
Northern Trust Corp	4,129	398
PNC Financial Services Group Inc/The	8,009	1,264
Principal Financial Group Inc, Cl A	4,667	312
Progressive Corp/The	11,421	1,328
Prudential Financial Inc	7,318	700
Raymond James Financial Inc	3,872	346
Regions Financial Corp	18,215	342
S&P Global Inc	6,806	2,294
Signature Bank/New York NY, Cl B	1,257	225
SVB Financial Group, Cl B *	1,093	432
Synchrony Financial	9,544	264
T Rowe Price Group Inc	4,483	509

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	4,687	$793
Truist Financial Corp	26,268	1,246
US Bancorp	26,277	1,209
W R Berkley Corp	4,057	277
Wells Fargo & Co	74,315	2,911
Willis Towers Watson PLC	2,163	427
Zions Bancorp NA	3,033	154

		67,275
Health Care — 13.8%
Abbott Laboratories	34,213	3,717
AbbVie Inc	34,582	5,297
ABIOMED Inc *	935	231
Agilent Technologies Inc	5,879	698
Align Technology Inc *	1,395	330
AmerisourceBergen Corp, Cl A	2,951	417
Amgen Inc, Cl A	10,477	2,549
Baxter International Inc	9,849	633
Becton Dickinson and Co	5,572	1,374
Biogen Inc *	2,849	581
Bio-Rad Laboratories Inc, Cl A *	433	214
Bio-Techne Corp	773	268
Boston Scientific Corp *	27,916	1,040
Bristol-Myers Squibb Co	41,739	3,214
Cardinal Health Inc	5,413	283
Catalent Inc *	3,577	384
Centene Corp *	11,432	967
Charles River Laboratories International Inc *	965	207
Cigna Corp	6,199	1,634
Cooper Cos Inc/The, Cl A	966	303
CVS Health Corp	25,561	2,368
Danaher Corp, Cl A	12,455	3,158
DaVita Inc *	1,315	105
DENTSPLY SIRONA Inc	4,221	151
Dexcom Inc *	7,472	557
Edwards Lifesciences Corp, Cl A *	12,188	1,159
Elevance Health Inc	4,672	2,255
Eli Lilly & Co	15,422	5,000
Gilead Sciences Inc	24,354	1,505
HCA Healthcare Inc	4,479	753
Henry Schein Inc *	2,749	211
Hologic Inc *	4,829	335
Humana Inc	2,457	1,150
IDEXX Laboratories Inc *	1,636	574
Illumina Inc *	3,077	567
Incyte Corp *	3,671	279
Intuitive Surgical Inc *	6,965	1,398
IQVIA Holdings Inc *	3,769	818
Johnson & Johnson	51,424	9,128
Laboratory Corp of America Holdings	1,853	434
McKesson Corp	2,872	937

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	26,320	$2,362
Merck & Co Inc	49,336	4,498
Mettler-Toledo International Inc *	444	510
Moderna Inc *	6,858	980
Molina Healthcare Inc *	1,160	324
Organon & Co	4,792	162
PerkinElmer Inc	2,483	353
Pfizer Inc	109,624	5,748
Quest Diagnostics Inc	2,296	305
Regeneron Pharmaceuticals Inc *	2,137	1,263
ResMed Inc	2,900	608
STERIS PLC	1,974	407
Stryker Corp	6,546	1,302
Teleflex Inc	900	221
Thermo Fisher Scientific Inc	7,640	4,151
UnitedHealth Group Inc	18,337	9,418
Universal Health Services Inc, Cl B	1,292	130
Vertex Pharmaceuticals Inc *	4,984	1,404
Viatris Inc, Cl W *	22,983	241
Waters Corp *	1,178	390
West Pharmaceutical Services Inc	1,449	438
Zimmer Biomet Holdings Inc	4,010	421
Zoetis Inc, Cl A	9,249	1,590

		94,409
Industrials — 7.1%
3M Co	11,135	1,441
A O Smith Corp	2,510	137
Alaska Air Group Inc *	2,514	101
Allegion plc	1,733	170
American Airlines Group Inc *	12,281	156
AMETEK Inc	4,506	495
Boeing Co/The *	10,634	1,454
Carrier Global Corp	16,721	596
Caterpillar Inc, Cl A	10,374	1,855
CH Robinson Worldwide Inc	2,598	263
Cintas Corp	1,725	644
Copart Inc *	4,254	462
CSX Corp	42,345	1,231
Cummins Inc	2,765	535
Deere & Co	5,476	1,640
Delta Air Lines Inc, Cl A *	12,684	368
Dover Corp	2,747	333
Eaton Corp PLC	7,766	978
Emerson Electric Co	11,519	916
Equifax Inc	2,392	437
Expeditors International of Washington Inc	3,292	321
Fastenal Co, Cl A	11,050	552
FedEx Corp	4,602	1,043
Fortive Corp	7,108	387
Fortune Brands Home & Security Inc	2,707	162
Generac Holdings Inc *	1,283	270

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	4,507	$997
General Electric Co	21,571	1,373
Honeywell International Inc	13,382	2,326
Howmet Aerospace Inc	7,232	228
Huntington Ingalls Industries Inc, Cl A	773	168
IDEX Corp	1,448	263
Illinois Tool Works Inc	5,535	1,009
Ingersoll Rand Inc	8,135	342
Jacobs Engineering Group Inc	2,532	322
JB Hunt Transport Services Inc	1,587	250
Johnson Controls International plc	13,557	649
L3Harris Technologies Inc	3,837	927
Leidos Holdings Inc	2,804	282
Lockheed Martin Corp	4,627	1,989
Masco Corp	4,659	236
Nielsen Holdings PLC	6,834	159
Nordson Corp	1,063	215
Norfolk Southern Corp	4,638	1,054
Northrop Grumman Corp	2,863	1,370
Old Dominion Freight Line Inc, Cl A	1,786	458
Otis Worldwide Corp	8,362	591
PACCAR Inc	6,681	550
Parker-Hannifin Corp, Cl A	2,564	631
Pentair PLC	3,064	140
Quanta Services Inc	2,884	362
Raytheon Technologies Corp	29,226	2,809
Republic Services Inc	4,019	526
Robert Half International Inc	2,184	164
Rockwell Automation Inc	2,255	450
Rollins Inc	4,520	158
Snap-on Inc	1,018	201
Southwest Airlines Co, Cl A *	11,327	409
Stanley Black & Decker Inc	3,099	325
Textron Inc	4,286	262
Trane Technologies PLC	4,543	590
TransDigm Group Inc *	973	522
Union Pacific Corp	12,206	2,603
United Airlines Holdings Inc *	6,078	215
United Parcel Service Inc, Cl B	14,212	2,594
United Rentals Inc *	1,449	352
Verisk Analytics Inc, Cl A	3,090	535
Waste Management Inc	7,518	1,150
Westinghouse Air Brake Technologies Corp	3,562	292
WW Grainger Inc	817	371
Xylem Inc/NY	3,424	268

		48,634
Information Technology — 24.4%
Accenture PLC, Cl A	12,395	3,441
Adobe Inc *	9,233	3,380
Advanced Micro Devices Inc *	31,615	2,418
Akamai Technologies Inc *	3,263	298

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amphenol Corp, Cl A	11,830	$762
Analog Devices Inc	10,200	1,490
ANSYS Inc *	1,740	416
Apple Inc	300,489	41,083
Applied Materials Inc	17,263	1,571
Arista Networks Inc *	4,346	407
Autodesk Inc, Cl A *	4,254	731
Automatic Data Processing Inc	8,154	1,713
Broadcom Inc	8,008	3,890
Broadridge Financial Solutions Inc	2,234	318
Cadence Design Systems Inc *	5,410	812
CDW Corp/DE	2,607	411
Ceridian HCM Holding Inc *	2,606	123
Cisco Systems Inc	81,508	3,475
Citrix Systems Inc	2,441	237
Cognizant Technology Solutions Corp, Cl A	10,317	696
Corning Inc, Cl B	14,659	462
DXC Technology Co *	4,809	146
Enphase Energy Inc *	2,608	509
EPAM Systems Inc *	1,161	342
F5 Inc, Cl A *	1,149	176
Fidelity National Information Services Inc, Cl B	11,936	1,094
Fiserv Inc, Cl A *	11,357	1,010
FleetCor Technologies Inc *	1,544	324
Fortinet Inc *	13,035	738
Gartner Inc *	1,613	390
Global Payments Inc	5,594	619
Hewlett Packard Enterprise Co	24,724	328
HP Inc	20,468	671
Intel Corp	79,737	2,983
International Business Machines Corp	17,554	2,478
Intuit Inc	5,551	2,140
Jack Henry & Associates Inc	1,450	261
Juniper Networks Inc	6,254	178
Keysight Technologies Inc *	3,575	493
KLA Corp	2,946	940
Lam Research Corp	2,700	1,151
Mastercard Inc, Cl A	16,836	5,311
Microchip Technology Inc	10,793	627
Micron Technology Inc	21,904	1,211
Microsoft Corp	146,158	37,538
Monolithic Power Systems Inc	870	334
Motorola Solutions Inc	3,286	689
NetApp Inc	4,276	279
NortonLifeLock Inc	11,409	250
NVIDIA Corp	48,829	7,402
NXP Semiconductors NV	5,218	773
ON Semiconductor Corp *	8,500	428
Oracle Corp, Cl B	30,654	2,142
Paychex Inc	6,280	715
Paycom Software Inc *	987	276

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PayPal Holdings Inc *	22,681	$1,584
PTC Inc *	2,028	216
Qorvo Inc *	2,131	201
QUALCOMM Inc	21,996	2,810
Roper Technologies Inc	2,045	807
Salesforce Inc *	19,203	3,169
Seagate Technology Holdings PLC	4,005	286
ServiceNow Inc *	3,863	1,837
Skyworks Solutions Inc	3,295	305
SolarEdge Technologies Inc *	1,064	291
Synopsys Inc *	2,995	910
Teledyne Technologies Inc *	890	334
Teradyne Inc	3,188	285
Texas Instruments Inc	18,019	2,769
Trimble Inc *	4,828	281
Tyler Technologies Inc *	809	269
VeriSign Inc *	1,912	320
Visa Inc, Cl A	32,229	6,346
Western Digital Corp *	6,224	279
Zebra Technologies Corp, Cl A *	1,077	317

		166,696
Materials — 2.0%
Air Products and Chemicals Inc	4,357	1,048
Albemarle Corp	2,340	489
Amcor PLC	29,272	364
Avery Dennison Corp	1,619	262
Ball Corp	6,290	433
Celanese Corp, Cl A	2,126	250
CF Industries Holdings Inc	4,090	351
Corteva Inc	14,093	763
Dow Inc	14,321	739
DuPont de Nemours Inc	10,156	564
Eastman Chemical Co	2,510	225
Ecolab Inc	4,875	750
FMC Corp	2,562	274
Freeport-McMoRan Inc, Cl B	28,756	841
International Flavors & Fragrances Inc	4,988	594
International Paper Co	7,408	310
LyondellBasell Industries NV, Cl A	5,233	458
Martin Marietta Materials Inc, Cl A	1,222	366
Mosaic Co/The	7,256	343
Newmont Corp	15,658	934
Nucor Corp	5,162	539
Packaging Corp of America	1,835	252
PPG Industries Inc	4,707	538
Sealed Air Corp	2,857	165
Sherwin-Williams Co/The, Cl A	4,749	1,063
Vulcan Materials Co	2,539	361
Westrock Co	5,112	204

		13,480

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	2,812	$408
American Tower Corp, Cl A ‡	9,080	2,321
AvalonBay Communities Inc ‡	2,726	530
Boston Properties Inc ‡	2,811	250
Camden Property Trust ‡	2,000	269
CBRE Group Inc, Cl A *	6,596	486
Crown Castle International Corp ‡	8,432	1,420
Digital Realty Trust Inc, Cl A ‡	5,506	715
Duke Realty Corp ‡	7,539	414
Equinix Inc ‡	1,818	1,194
Equity Residential ‡	6,699	484
Essex Property Trust Inc ‡	1,315	344
Extra Space Storage Inc ‡	2,608	444
Federal Realty OP LP ‡	1,352	129
Healthpeak Properties Inc ‡	10,261	266
Host Hotels & Resorts Inc ‡	13,523	212
Iron Mountain Inc ‡	5,778	281
Kimco Realty Corp ‡	12,074	239
Mid-America Apartment Communities Inc ‡	2,221	388
Prologis Inc ‡	14,562	1,713
Public Storage ‡	2,995	936
Realty Income Corp ‡	10,930	746
Regency Centers Corp ‡	2,994	178
SBA Communications Corp, Cl A ‡	2,088	668
Simon Property Group Inc ‡	6,333	601
UDR Inc ‡	5,695	262
Ventas Inc ‡	7,837	403
VICI Properties Inc ‡	18,900	563
Vornado Realty Trust ‡	3,022	86
Welltower Inc ‡	8,409	693
Weyerhaeuser Co ‡	14,748	488

		18,131
Utilities — 2.8%
AES Corp/The	12,555	264
Alliant Energy Corp	4,729	277
Ameren Corp	5,068	458
American Electric Power Co Inc	9,784	939
American Water Works Co Inc	3,576	532
Atmos Energy Corp	2,607	292
CenterPoint Energy Inc	12,386	366
CMS Energy Corp	5,715	386
Consolidated Edison Inc	6,936	660
Constellation Energy Corp	6,272	359
Dominion Energy Inc	15,713	1,254
DTE Energy Co	3,708	470
Duke Energy Corp	15,071	1,616
Edison International	7,304	462
Entergy Corp	3,839	433
Evergy Inc	4,343	283
Eversource Energy	6,608	558

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	19,219	$871
FirstEnergy Corp	11,149	428
NextEra Energy Inc	38,448	2,978
NiSource Inc	7,944	234
NRG Energy Inc	4,896	187
Pinnacle West Capital Corp	2,317	169
PPL Corp	14,625	397
Public Service Enterprise Group Inc	9,911	627
Sempra Energy	6,228	936
Southern Co/The	20,656	1,473
WEC Energy Group Inc	6,221	626
Xcel Energy Inc	10,577	749

		19,284
Total Common Stock
(Cost $329,667) ($ Thousands)		619,626

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.5%

Switzerland — 0.1%
TE Connectivity Ltd	6,280	$710

United Kingdom — 0.4%
Linde PLC	9,831	2,827

Total Foreign Common Stock
(Cost $2,004) ($ Thousands)		3,537

Total Investments in Securities — 91.4%
(Cost $331,671) ($ Thousands)		$623,163

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	318	Sep-2022	$59,650	$60,253	$603

A list of open OTC swap agreements held by the Fund at June 30, 2022 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	BCOMTR	0.10%	BCOMTR	Quarterly	09/10/2022	USD	(38,053)	$(5,421)	$–	$(5,421)

Percentages are based on Net Assets of $682,003 ($ Thousands).
*	Non-income producing security.
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2022.
‡	Real Estate Investment Trust.

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series
USD — U.S. Dollar

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	619,626	–	–	619,626
Foreign Common Stock	3,537	–	–	3,537
Total Investments in Securities	623,163	–	–	623,163

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	603	–	–	603
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(5,421)	–	(5,421)
Total Other Financial Instruments	603	(5,421)	–	(4,818)

*	Futures contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 21.7%

Communication Services — 1.6%
Activision Blizzard Inc	15,698	$1,222
Alphabet Inc, Cl A *	289	630
AMC Networks Inc, Cl A *	802	24
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	8
Cogent Communications Holdings Inc	5,215	317
DISH Network Corp, Cl A *	95,951	1,720
Spanish Broadcasting System, Cl A	2,077	3
TEGNA Inc	56,038	1,175
T-Mobile US Inc *	5,446	733
Twitter Inc *	16,179	605
United States Cellular Corp *	2,408	70
Urban One	5,234	22
Urban One, Cl A	5,619	31
Windstream Services *(A)	5,206	79

		6,639
Consumer Discretionary — 1.3%
ADT Inc	2,139	13
Amazon.com Inc, Cl A *	4,753	505
AMMO *	75,279	290
Caesars Entertainment Inc *	965	37
Cenveo Corporation *(A)(B)	6,082	122
Everi Holdings Inc *	4,206	69
Full House Resorts *	43,011	261
Guitar Center *(A)(B)(C)	2,167	413
International Game Technology PLC	31,825	591
Macy's Inc	1,310	24
Monitronics International Inc *(A)(C)	18,437	110
PlayAGS Inc *	2,123	11
Tenneco Inc, Cl A *	79,559	1,365
Vivint Smart Home *	1,797	6
Wynn Resorts Ltd *	29,951	1,707

		5,524
Consumer Staples — 0.1%
Coty Inc, Cl A *	50,337	403

Energy — 1.9%
Diamond Offshore Drilling *	50,143	295
Halliburton Co	75,672	2,373
Kinetik Holdings, Cl A	8,100	277
KLX Energy Services Holdings *	28,299	123
Noble Corp *	1,654	42
Parker Drilling *(A)(B)	4,414	25
ProPetro Holding Corp *	117,307	1,173
Tellurian *	5,123	15
Transocean Ltd *	170,966	569
Valaris *	7,700	325
Viper Energy Partners LP	91,182	2,433

		7,650

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 2.6%
Evercore Inc, Cl A	2,979	$279
First Horizon Corp	278,619	6,090
JPMorgan Chase & Co	10,453	1,177
Penney Borrower LLC *(A)	3,070	17
S&P Global Inc	1,207	407
Wintrust Financial Corp	10,777	864
Zions Bancorp NA	34,781	1,770

		10,604
Health Care — 0.4%
Alaunos Therapeutics *	30,600	38
Biohaven Pharmaceutical Holding Co Ltd *	6,213	905
Change Healthcare Inc *	5,946	137
Gilead Sciences Inc	5,135	317
Iovance Biotherapeutics Inc *	7,271	80
Lyell Immunopharma *	15,200	99
Natus Medical Inc *	2,973	98
NexImmune *	26,621	43
Nkarta *	4,600	57

		1,774
Industrials — 2.7%
Air Transport Services Group Inc *	79,250	2,277
Clean Harbors Inc *	10,500	920
Frontier Group Holdings *	12,602	118
Hertz Global Holdings *	1,310	21
JetBlue Airways Corp *	25,540	214
Kirby Corp *	35,373	2,152
Nielsen Holdings PLC	186,429	4,329
SkyWest Inc *	42,639	906
Uber Technologies Inc *	12,842	263

		11,200
Information Technology — 9.6%
Advanced Micro Devices Inc *	5,753	440
Amplitude, Cl A *	44,000	629
Aquity Holdings Inc *(A)	3,945	44
Bill.com Holdings Inc *	4,296	472
Black Knight Inc *	19,213	1,256
Braze, Cl A	8,500	308
CDW Corp/DE	4,017	633
Cirrus Logic Inc *	24,468	1,775
Citrix Systems Inc	475	46
CommScope Holding Co Inc *	45,975	281
Coupa Software Inc *	10,218	583
Crowdstrike Holdings Inc, Cl A *	3,689	622
Domo Inc, Cl B *	1,363	38
Dynatrace Inc *	19,968	788
E2open Parent Holdings *	14,500	113
Elastic NV *	4,300	291
Enphase Energy Inc *	2,685	524
Everbridge Inc *	80,374	2,242

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fidelity National Information Services Inc, Cl B	5,419	$497
Flex *	132,052	1,911
Intuit Inc	1,240	478
Mandiant Inc *	115,138	2,512
Mastercard Inc, Cl A	2,005	633
Micron Technology Inc	10,419	576
Microsoft Corp	6,490	1,667
MoneyGram International Inc *	50,553	506
NCR Corp *	1,026	32
NeoPhotonics Corp *	36,096	568
New Relic Inc *	44,229	2,214
Oracle Corp, Cl B	8,795	615
Palo Alto Networks Inc *	1,288	636
Sailpoint Technologies Holdings Inc *	18,746	1,175
Salesforce Inc *	2,412	398
Smartsheet Inc, Cl A *	13,150	413
Splunk Inc *	3,585	317
SS&C Technologies Holdings Inc	34,577	2,008
Vishay Intertechnology Inc	140,934	2,511
VMware Inc, Cl A	2,603	297
Vonage Holdings Corp *	146,283	2,756
Vontier Corp	33,994	781
Wolfspeed *	4,347	276
Zendesk Inc *	56,086	4,154
Zscaler Inc *	1,419	212
Zuora Inc, Cl A *	23,292	208

		39,436
Materials — 0.5%
Allegheny Technologies Inc *	51,443	1,168
Arctic Canadian Diamond Company Ltd. *(A)	228	—
Libbey Glass Inc. *(A)	1,227	18
Olin Corp	14,065	651
Venator Materials PLC *	7,724	16

		1,853
Real Estate — 1.0%
Copper Property Pass-Through Certificates *	18,673	236
Healthcare Trust of America Inc, Cl A ‡	10,000	279
Kimco Realty Corp ‡	92,066	1,820
Park Hotels & Resorts Inc ‡	137,336	1,864

		4,199
Total Common Stock
(Cost $94,612) ($ Thousands)		89,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 16.4%
Communication Services — 3.6%
Altice France
5.500%, 10/15/2029 (D)	$120	$92
Altice France Holding
10.500%, 05/15/2027 (D)	984	826
AMC Entertainment Holdings
6.125%, 05/15/2027	55	27
5.750%, 06/15/2025	5	3
AMC Networks
4.250%, 02/15/2029	215	174
Audacy Capital
6.750%, 03/31/2029 (D)	362	193
6.500%, 05/01/2027 (D)	243	145
Avaya
8.000%, 12/15/2027	330	330
CCO Holdings
5.375%, 06/01/2029 (D)	248	222
4.750%, 03/01/2030 (D)	180	154
4.500%, 08/15/2030 (D)	200	166
4.250%, 01/15/2034 (D)	382	295
Charter Communications Operating
4.400%, 12/01/2061	40	29
3.950%, 06/30/2062	155	104
3.900%, 06/01/2052	100	69
3.700%, 04/01/2051	120	81
Comcast
2.987%, 11/01/2063	405	276
2.937%, 11/01/2056	295	205
Connect Finco SARL
6.750%, 10/01/2026 (D)	4,174	3,751
DISH DBS
7.750%, 07/01/2026	225	175
7.375%, 07/01/2028	185	126
5.750%, 12/01/2028 (D)	135	100
5.250%, 12/01/2026 (D)	25	20
5.125%, 06/01/2029	145	88
iHeartCommunications
6.375%, 05/01/2026	215	199
Lumen Technologies
5.375%, 06/15/2029 (D)	70	55
4.500%, 01/15/2029 (D)	20	15
4.000%, 02/15/2027 (D)	235	199
Salem Media Group
6.750%, 06/01/2024 (D)	161	156
Scripps (Escrow Security)
5.875%, 07/15/2027 (D)	268	235
Sinclair Television Group
4.125%, 12/01/2030 (D)	245	194
Spanish Broadcasting System
9.750%, 03/01/2026 (D)	158	125
Stagwell Global
5.625%, 08/15/2029 (D)	467	375

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TEGNA
5.000%, 09/15/2029		$763	$722
4.625%, 03/15/2028		3,608	3,374
T-Mobile USA
3.500%, 04/15/2031		165	142
3.375%, 04/15/2029		65	57
Urban One
7.375%, 02/01/2028 (D)		681	583
Verizon Communications
2.987%, 10/30/2056		240	167
Windstream Escrow
7.750%, 08/15/2028 (D)		708	570

			14,819

Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance
3.875%, 01/15/2028 (D)		72	62
3.500%, 02/15/2029 (D)		195	165
Academy
6.000%, 11/15/2027 (D)		116	106
Adient Global Holdings
4.875%, 08/15/2026 (D)		72	63
3.500%, 08/15/2024	EUR	100	94
Albion Financing 2SARL
8.750%, 04/15/2027 (D)		$158	132
Allen Media
10.500%, 02/15/2028 (D)		40	21
Altice Financing
5.750%, 08/15/2029 (D)		225	181
American Greetings
8.750%, 04/15/2025 (D)		265	258
Aramark Services
6.375%, 05/01/2025 (D)		297	291
Bath & Body Works
7.600%, 07/15/2037		5	4
6.750%, 07/01/2036		175	140
6.625%, 10/01/2030 (D)		60	52
BCP V Modular Services Finance
6.750%, 11/30/2029	EUR	125	95
Beazer Homes USA
6.750%, 03/15/2025		$42	39
Bloomin' Brands
5.125%, 04/15/2029 (D)		220	187
Caesars Entertainment
6.250%, 07/01/2025 (D)		146	141
Caesars Resort Collection
5.750%, 07/01/2025 (D)		713	682
Carnival
10.500%, 02/01/2026 (D)		95	95
9.875%, 08/01/2027 (D)		270	263
5.750%, 03/01/2027 (D)		15	11
4.000%, 08/01/2028 (D)		45	37

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cengage Learning
9.500%, 06/15/2024 (D)		$390	$361
Clarios Global
4.375%, 05/15/2026	EUR	224	204
CMG Media
8.875%, 12/15/2027 (D)		$295	233
CSC Holdings
5.750%, 01/15/2030 (D)		472	343
Dave & Buster's
7.625%, 11/01/2025 (D)		241	238
Diamond Sports Group
6.625%, 08/15/2027 (D)		312	37
5.375%, 08/15/2026 (D)		480	120
Directv Financing
5.875%, 08/15/2027 (D)		80	68
EC Finance
3.000%, 10/15/2026	EUR	293	267
Empire Resorts
7.750%, 11/01/2026 (D)		$510	456
Jacobs Entertainment
6.750%, 02/15/2029 (D)		140	118
Las Vegas Sands
3.200%, 08/08/2024		256	242
2.900%, 06/25/2025		79	70
Liberty Interactive
8.250%, 02/01/2030		360	239
NCL
5.875%, 03/15/2026 (D)		100	78
5.875%, 02/15/2027 (D)		380	325
3.625%, 12/15/2024 (D)		263	219
Penn National Gaming
5.625%, 01/15/2027 (D)		77	68
4.125%, 07/01/2029 (D)		235	178
Royal Caribbean Cruises
11.500%, 06/01/2025 (D)		167	172
10.875%, 06/01/2023 (D)		91	91
5.500%, 08/31/2026 (D)		90	67
StoneMor
8.500%, 05/15/2029 (D)		300	265
Studio City Finance
5.000%, 01/15/2029 (D)		127	65
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (D)		155	143
Tenneco
5.125%, 04/15/2029 (D)		936	881
VOC Escrow
5.000%, 02/15/2028 (D)		155	124
VZ Secured Financing BV
5.000%, 01/15/2032 (D)		145	120
White Capital Parent
8.250%, 03/15/2026 (D)		23	19

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
William Hill MTN
4.750%, 05/01/2026	GBP	200	$243
WW International
4.500%, 04/15/2029 (D)		$255	170
Wynn Las Vegas
5.500%, 03/01/2025 (D)		50	46
5.250%, 05/15/2027 (D)		60	51
Wynn Macau
5.625%, 08/26/2028 (D)		5	3
5.500%, 01/15/2026 (D)		95	66
5.500%, 10/01/2027 (D)		35	23
5.125%, 12/15/2029 (D)		10	6
Wynn Resorts Finance
7.750%, 04/15/2025 (D)		120	117
Yum! Brands
5.375%, 04/01/2032		160	148

			9,803

Consumer Staples — 0.7%
Albertsons
7.500%, 03/15/2026 (D)		1,452	1,444
BellRing Brands
7.000%, 03/15/2030 (D)		177	167
Coca-Cola
2.750%, 06/01/2060		72	51
2.500%, 06/01/2040		145	113
New Albertsons
8.700%, 05/01/2030		235	250
8.000%, 05/01/2031		60	59
Rite Aid
8.000%, 11/15/2026 (D)		226	176
7.700%, 02/15/2027		46	28
US Foods
6.250%, 04/15/2025 (D)		157	157
Vector Group
10.500%, 11/01/2026 (D)		225	209
5.750%, 02/01/2029 (D)		305	254

			2,908

Energy — 3.0%
Aethon United BR
8.250%, 02/15/2026 (D)		341	331
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (D)		896	853
Blue Racer Midstream
7.625%, 12/15/2025 (D)		111	105
6.625%, 07/15/2026 (D)		155	140
Callon Petroleum
9.000%, 04/01/2025 (D)		218	231
Carrizo Oil & Gas
8.250%, 07/15/2025		200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
6.750%, 04/15/2029 (D)	$181	$175
5.500%, 02/01/2026 (D)	164	156
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (A)(E)	225	4
CITGO Petroleum
7.000%, 06/15/2025 (D)	206	199
Crescent Energy Finance
7.250%, 05/01/2026 (D)	138	126
Crestwood Midstream Partners
8.000%, 04/01/2029 (D)	404	375
CrownRock
5.625%, 10/15/2025 (D)	377	354
DCP Midstream Operating
3.250%, 02/15/2032	125	98
Earthstone Energy Holdings
8.000%, 04/15/2027 (D)	185	175
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (D)	276	261
EnLink Midstream
5.625%, 01/15/2028 (D)	80	73
5.375%, 06/01/2029	60	53
EQT
7.500%, 02/01/2030	115	124
6.625%, 02/01/2025	50	51
Genesis Energy
8.000%, 01/15/2027	245	217
7.750%, 02/01/2028	160	138
Greenfire Resources
12.000%, 08/15/2025 (D)	230	244
Harvest Midstream I
7.500%, 09/01/2028 (D)	467	439
ITT Holdings
6.500%, 08/01/2029 (D)	115	92
KLX Energy Services Holdings
11.500%, 11/01/2025	85	52
Laredo Petroleum
10.125%, 01/15/2028	95	94
9.500%, 01/15/2025	125	124
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031	640	509
MEG Energy
7.125%, 02/01/2027 (D)	368	371
Nabors Industries
7.375%, 05/15/2027 (D)	151	144
NGL Energy Operating
7.500%, 02/01/2026 (D)	226	203
NGL Energy Partners
7.500%, 11/01/2023	290	263
7.500%, 04/15/2026	165	123
6.125%, 03/01/2025	145	110

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.125%, 03/01/2028 (D)	$225	$212
Occidental Petroleum
6.125%, 01/01/2031	40	41
5.500%, 12/01/2025	70	69
4.625%, 06/15/2045	120	98
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	8
PBF Holding
7.250%, 06/15/2025	140	131
6.000%, 02/15/2028	20	17
Petroleos Mexicanos
6.950%, 01/28/2060	2,017	1,242
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,913	1,181
Rockcliff Energy II
5.500%, 10/15/2029 (D)	512	466
Shelf Drilling Holdings
8.875%, 11/15/2024 (D)	60	58
8.250%, 02/15/2025 (D)	305	238
Strathcona Resources
6.875%, 08/01/2026 (D)	320	291
Tallgrass Energy Partners
6.000%, 12/31/2030 (D)	27	22
6.000%, 09/01/2031 (D)	133	110
Targa Resources Partners
4.000%, 01/15/2032	145	124
Transocean
11.500%, 01/30/2027 (D)	185	174
6.800%, 03/15/2038	175	91

		11,783

Financials — 0.9%
AG Issuer
6.250%, 03/01/2028 (D)	180	157
Armor Holdco
8.500%, 11/15/2029 (D)	215	178
Barclays
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(F)(G)	160	157
Enact Holdings
6.500%, 08/15/2025 (D)	140	132
Finance of America Funding
7.875%, 11/15/2025 (D)	475	376
Freedom Mortgage
8.250%, 04/15/2025 (D)	398	335
6.625%, 01/15/2027 (D)	360	267
Home Point Capital
5.000%, 02/01/2026 (D)	270	186
Jane Street Group
4.500%, 11/15/2029 (D)	210	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LD Holdings Group
6.500%, 11/01/2025 (D)		$165	$112
6.125%, 04/01/2028 (D)		200	122
New Residential Investment
6.250%, 10/15/2025 (D)		280	244
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	19
3.500%, 01/23/2043		280	259
PennyMac Financial Services
5.750%, 09/15/2031 (D)		$40	30
4.250%, 02/15/2029 (D)		160	117
Sabre GLBL Inc.
7.375%, 09/01/2025 (D)		41	38
United Wholesale Mortgage
5.750%, 06/15/2027 (D)		220	176
VistaJet Malta Finance
6.375%, 02/01/2030 (D)		250	200
WeWork
7.875%, 05/01/2025 (D)		485	355

			3,647

Government — 0.4%
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (D)		1,894	1,664

Health Care — 0.9%
Akumin
7.000%, 11/01/2025 (D)		470	364
Akumin Escrow
7.500%, 08/01/2028 (D)		165	118
Bausch Health
7.250%, 05/30/2029 (D)		142	77
7.000%, 01/15/2028 (D)		70	40
6.250%, 02/15/2029 (D)		409	218
5.250%, 01/30/2030 (D)		155	80
5.000%, 01/30/2028 (D)		216	115
5.000%, 02/15/2029 (D)		198	103
4.875%, 06/01/2028 (D)		35	27
Bristol-Myers Squibb
2.550%, 11/13/2050		250	177
Cano Health
6.250%, 10/01/2028 (D)		214	175
Centene
4.625%, 12/15/2029		198	185
3.375%, 02/15/2030		65	55
2.625%, 08/01/2031		130	103
2.500%, 03/01/2031		285	226
CHS
6.125%, 04/01/2030 (D)		181	110
Embecta
6.750%, 02/15/2030 (D)		165	149

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo
5.875%, 10/15/2024 (D)	$85	$65
Endo DAC
9.500%, 07/31/2027 (D)	194	39
6.000%, 06/30/2028 (D)	193	15
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (D)	25	19
Envision Healthcare
8.750%, 10/15/2026 (B)(D)	155	45
Lannett
7.750%, 04/15/2026 (D)	410	173
Par Pharmaceutical
7.500%, 04/01/2027 (D)	80	61
Prestige Brands
5.125%, 01/15/2028 (D)	13	12
Prime Security Services Borrower
6.250%, 01/15/2028 (D)	225	188
Surgery Center Holdings
10.000%, 04/15/2027 (D)	392	380
Tenet Healthcare
6.125%, 06/15/2030 (D)	50	46
4.375%, 01/15/2030 (D)	170	144
Varex Imaging
7.875%, 10/15/2027 (D)	183	174

		3,683

Industrials — 1.4%
American Airlines
5.750%, 04/20/2029 (D)	135	115
5.500%, 04/20/2026 (D)	90	83
Avianca Midco 2
9.000%, 12/01/2028 (D)	368	310
Bombardier
7.875%, 04/15/2027 (D)	65	54
7.500%, 12/01/2024 (D)	21	20
7.500%, 03/15/2025 (D)	91	82
Builders FirstSource
4.250%, 02/01/2032 (D)	352	268
Delta Air Lines
7.000%, 05/01/2025 (D)	43	44
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (D)	240	235
6.500%, 10/01/2025 (D)	50	47
GFL Environmental
4.375%, 08/15/2029 (D)	105	84
Icahn Enterprises
4.375%, 02/01/2029	165	133
Meritor
4.500%, 12/15/2028 (D)	2,501	2,408
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(H)	495	–

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
3.030%, 03/15/2052		$130	$97
2.820%, 09/01/2051		185	132
Silver Airways LLC
13.000%, 12/31/2027 (A)(C)		198	198
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)		197	202
Team Health Holdings
6.375%, 02/01/2025 (D)		120	84
TransDigm
8.000%, 12/15/2025 (D)		324	328
6.250%, 03/15/2026 (D)		437	421
Triumph Group
7.750%, 08/15/2025		220	169
6.250%, 09/15/2024 (D)		20	18
Tutor Perini
6.875%, 05/01/2025 (D)		370	302
Western Global Airlines
10.375%, 08/15/2025 (D)		90	87

			5,921

Information Technology — 1.0%
Apple
2.700%, 08/05/2051		40	30
2.650%, 05/11/2050		455	336
2.650%, 02/08/2051		75	55
2.375%, 02/08/2041		75	57
Avaya
6.125%, 09/15/2028 (D)		65	42
Banff Merger Sub
8.375%, 09/01/2026	EUR	111	103
Boxer Parent
9.125%, 03/01/2026 (D)		$158	148
Castle US Holding
9.500%, 02/15/2028 (D)		170	145
CommScope
8.250%, 03/01/2027 (D)		185	146
7.125%, 07/01/2028 (D)		180	137
6.000%, 03/01/2026 (D)		150	138
CommScope Technologies
6.000%, 06/15/2025 (D)		36	31
5.000%, 03/15/2027 (D)		35	26
Entegris Escrow
4.750%, 04/15/2029 (D)		622	579
Intel
3.200%, 08/12/2061		205	150
3.100%, 02/15/2060		60	43
MoneyGram International
5.375%, 08/01/2026 (D)		1,261	1,201
NCR
5.250%, 10/01/2030 (D)		53	46
5.125%, 04/15/2029 (D)		71	60

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Presidio Holdings
8.250%, 02/01/2028 (D)	$336	$295
Veritas US
7.500%, 09/01/2025 (D)	350	263
Virtusa
7.125%, 12/15/2028 (D)	248	199

		4,230

Materials — 1.5%
Arconic
6.000%, 05/15/2025 (D)	137	134
Baffinland Iron Mines
8.750%, 07/15/2026 (D)	440	384
CEMEX Materials
7.700%, 07/21/2025 (D)	265	267
Cornerstone Chemical
6.750%, 08/15/2024 (D)	1,155	1,032
Domtar
6.750%, 10/01/2028 (D)	285	268
First Quantum Minerals
7.500%, 04/01/2025 (D)	330	312
6.500%, 03/01/2024 (D)	208	200
Freeport-McMoRan
5.450%, 03/15/2043	185	171
LSB Industries
6.250%, 10/15/2028 (D)	230	203
Mauser Packaging Solutions Holding
8.500%, 04/15/2024 (D)	469	462
7.250%, 04/15/2025 (D)	146	127
Mineral Resources
8.125%, 05/01/2027 (D)	105	102
Mineral Resources MTN
8.500%, 05/01/2030 (D)	165	163
8.000%, 11/01/2027 (D)	140	136
Mountain Province Diamonds
8.000%, 12/15/2022 (D)	390	373
NMG Holding
7.125%, 04/01/2026 (D)	298	275
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(H)	460	–
Olympus Water US Holding
6.250%, 10/01/2029 (D)	91	63
Rain CII Carbon
7.250%, 04/01/2025 (D)	430	396
Rayonier AM Products
7.625%, 01/15/2026 (D)	152	133
Tacora Resources
8.250%, 05/15/2026 (D)	300	259
Trident Merger Sub
6.625%, 11/01/2025 (D)	79	72
Trident TPI Holdings
9.250%, 08/01/2024 (B)(D)	159	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trivium Packaging Finance BV
5.500%, 08/15/2026 (D)	$167	$158
Tronox
4.625%, 03/15/2029 (D)	523	421

		6,256

Real Estate — 0.3%
American Tower
3.700%, 10/15/2049	25	19
3.100%, 06/15/2050	95	66
2.950%, 01/15/2051	200	135
Crown Castle International
3.250%, 01/15/2051	35	25
2.900%, 04/01/2041	215	155
Diversified Healthcare Trust
9.750%, 06/15/2025	104	103
4.375%, 03/01/2031	85	58
Park Intermediate Holdings
5.875%, 10/01/2028 (D)	39	36
Prologis
3.000%, 04/15/2050	75	57
2.125%, 10/15/2050	125	79
Realogy Group
4.875%, 06/01/2023 (D)	181	174
Service Properties Trust
4.950%, 02/15/2027	80	59
4.375%, 02/15/2030	115	77
3.950%, 01/15/2028	138	94

		1,137

Utilities — 0.4%
Eskom Holdings SOC
7.125%, 02/11/2025	400	336
Eskom Holdings SOC MTN
8.450%, 08/10/2028	1,558	1,258
Oryx Funding
5.800%, 02/03/2031 (D)	212	200
Vistra Operations
5.500%, 09/01/2026 (D)	55	52

		1,846

Total Corporate Obligations
(Cost $78,451) ($ Thousands)		67,697

	Shares
REGISTERED INVESTMENT COMPANIES — 11.2%
Merger Fund , Cl L	2,703,983	46,130
Sprott Physical Uranium Trust	19,864	214

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares		Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)

Total Registered Investment Companies
(Cost $43,719) ($ Thousands)			$46,344

	Face Amount (Thousands)
SOVEREIGN DEBT — 5.8%

Angolan Government International Bond
9.375%, 05/08/2048		$1,438	1,036
8.750%, 04/14/2032(D)		313	249
8.000%, 11/26/2029		1,642	1,295
Argentine Republic Government International Bond
1.125% , 1.500%, 07/09/2022, 07/09/2035 (I)		6,312	1,359
Dominican Republic International Bond
5.875%, 01/30/2060		407	278
Ecuador Government International Bond
1.000% , 2.500%, 07/31/2022, 07/31/2035 (I)		4,387	2,115
Egypt Government International Bond MTN
7.500%, 02/16/2061		2,763	1,531
5.875%, 02/16/2031(D)		596	370
Ghana Government International Bond
8.875%, 05/07/2042		326	156
7.750%, 04/07/2029		734	365
Iraq Government International Bond
5.800%, 01/15/2028		1,556	1,396
Mexican Bonos
8.500%, 11/18/2038	MXN	31,500	1,480
Nigeria Government International Bond
8.375%, 03/24/2029(D)		$359	272
7.696%, 02/23/2038		1,128	695
7.625%, 11/28/2047		1,160	693
7.375%, 09/28/2033(D)		329	215
Oman Government International Bond
7.000%, 01/25/2051(D)		214	188
6.750%, 01/17/2048		2,173	1,869
6.250%, 01/25/2031		796	768
Oman Sovereign Sukuk
4.875%, 06/15/2030(D)		200	194
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	26,119	1,686
8.750%, 02/28/2048		19,067	895
Saudi Government International Bond MTN
3.750%, 01/21/2055(D)		$300	246
2.750%, 02/03/2032(D)		972	865
Tunisian Republic
5.750%, 01/30/2025		420	231
Turkey Government International Bond
5.750%, 05/11/2047		3,236	1,988

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Ukraine Government International Bond
7.375%, 09/25/2032	$4,568	$1,122
6.876%, 05/21/2029	943	229
0.026%, 05/31/2040 (F)	890	220

Total Sovereign Debt
(Cost $31,153) ($ Thousands)		24,006

LOAN PARTICIPATIONS — 3.6%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
6.560%, LIBOR + 5.500%, 03/04/2027 (F)	258	249
Aegion, 1st Lien
6.273%, 05/17/2028 (F)	139	127
Agrofresh Inc., Initial Term Loan, 1st Lien
7.310%, 12/31/2024 (F)(J)	200	195
American Greetings, Term Loan, 1st Lien
5.560%, 04/06/2024	147	143
American Tire, 1st Lien
6.918%, 10/20/2028 (F)(J)	285	269
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
5.142%, LIBOR + 3.500%, 03/11/2028 (A)(F)	198	175
Aquity Solutions, 1st Lien
6.510%, 09/13/2026 (A)(C)	438	438
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (A)(C)	244	244
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
4.250%, 07/17/2028 (J)	39	34
Aveanna Healthcare LLC, Extended Term Loan, 1st Lien
5.345%, 07/17/2028 (F)	166	145
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.371%, 10/23/2023 (A)	46	46
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.371%, 04/23/2024	273	250
Boxer Parent Inc., Replacement Dollar Term Loan, 1st Lien
5.416%, 10/02/2025 (F)	—	—
Bright Bidco, Term Loan B, 1st Lien
4.774%, 06/30/2024 (J)	147	65
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.756%, 05/08/2023 (B)	474	469

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.506%, 08/08/2023 (B)	$217	$183
CBAC Borrower, LLC, Term Loan B, 1st Lien
5.060%, 07/08/2024	239	230
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
6.060%, LIBOR + 5.000%, 01/04/2026 (F)(J)	314	267
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
7.560%, 10/31/2026 (A)(F)	237	232
Cooper's Hawk Intermediate Hodling, Incremental Term Loan, 1st Lien
7.560%, 10/31/2026	45	44
Diamond Sports Group LLC, Term Loan, 1st Lien
9.181%, 05/25/2026 (F)(J)	70	69
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
6.060%, 08/02/2027 (F)	253	232
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
8.000%, 07/02/2024 (F)	103	97
DMT Solutions Global Corporation, Term Loan
8.000%, 07/02/2024 (F)(J)	94	88
DMT Solutions Global, Initial Term Loan
9.563%, 07/02/2024 (F)	42	39
8.500%, 07/02/2024 (F)	42	40
Domtar Corporation, Cov-Lite, 1st Lien
6.690%, 11/30/2028	13	12
Domtar Corporation, Inital Term Loan, 1st Lien
6.690%, 11/30/2028 (F)(J)	96	92
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, LIBOR + 8.000%, 11/23/2026 (A)(F)	175	169
Eastman Tire, Term Loan B, 1st Lien
6.310%, 11/01/2028 (A)(F)(J)	131	121
ELO Touch Solutions, Term Loan B, 1st Lien
7.560%, 12/14/2025 (F)(J)	156	150
Envision Healthcare Corp., Initial Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 10/10/2025 (B)(F)(J)	813	268
Epic Y-Grade Services L.P., Term Loan, 1st Lien
8.080%, 06/30/2027 (F)(J)	1,161	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Fertitta Enterntainment, LLC, Initial Term Loan B, 1st Lien
5.034%, 01/27/2029 (F)	$190	$175
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
6.125%, LIBOR + 4.500%, 02/19/2026 (F)	—	—
Glass Mountain Holdings Pipeline, 1st Lien
5.740%, 10/28/2027	16	15
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.310%, LIBOR + 4.250%, 03/14/2025 (F)(J)	284	263
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026 (F)	219	200
Hexion, 1st Lien
5.924%, 03/15/2029 (F)(J)	270	241
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023	138	129
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (A)(F)(H)	378	—
Jadex Inc., Refinancing Term Loan, 1st Lien
5.810%, 02/18/2028 (F)	153	140
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.256%, LIBOR + 6.250%, 04/21/2027 (F)	299	271
Libbey, 1st Lien
9.021%, 11/13/2025	118	121
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.962%, 10/01/2024 (F)	839	728
LifeScan, 2nd Lien
10.462%, 10/01/2025 (F)	85	75
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, LIBOR + 8.125%, 02/16/2025 (F)	509	503
Mavenir Systems Inc., Initial Term Loan, 1st Lien
6.205%, 08/18/2028 (A)(B)(F)	195	180
Mcgraw-Hill Education Inc., Initial Term Loan, 1st Lien
5.554%, 07/28/2028 (F)(J)	283	255
Mozart Debt Merger, Term Loan, 1st Lien
4.310%, 10/23/2028 (A)(F)	198	183
MSG National, 1st Lien
7.813%, 12/31/2049 (A)(F)(J)	306	306

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.506%, 12/10/2027 (F)	$229	$219
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
5.810%, 02/28/2028 (F)	194	180
Peraton Corp., Term B Loan, 1st Lien
4.810%, LIBOR + 3.750%, 02/01/2028 (F)	199	187
PLNTF Holdings Inc., 1st Lien
10.096%, 03/22/2026 (A)	203	195
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
7.239%, 07/31/2025	651	621
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
10.096%, 03/20/2024	112	90
9.006%, 03/20/2024	82	66
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
5.250%, 12/22/2027 (A)(F)	193	181
Radar Bidco SARL, Initial Term Loan, 1st Lien
10.000%, 12/16/2024 (F)	221	230
Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (A)(F)	897	372
RXB Holdings Inc., Initial Term Loan, 1st Lien
6.609%, 12/20/2027 (A)(F)	211	194
S&S Holdings, LLC, Cov-Lite, 1st Lien
6.745%, 03/11/2028 (F)	7	7
S&S Holdings, LLC, Initial Term Loan, 1st Lien
6.745%, 03/11/2028 (F)(J)	280	262
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (A)	44	42
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
7.060%, 06/19/2026 (J)	208	204
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
5.595%, 10/06/2028 (F)(J)	320	262
Syniverse Holdings, Initial Term Loan, 1st Lien
7.000%, 05/13/2027 (A)	545	479
Team Health Holdings Inc., Extended Term Loan, 1st Lien
6.284%, 03/02/2027 (F)(J)	503	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025 (F)(J)	$125	$123
Travelport Finance (Luxembourg) S.a.r.l., 2021 Consented Term Loan, 1st Lien
7.756%, 05/29/2026 (F)(J)	269	207
VC GB Holdings Corp, Initial Term Loan, 1st Lien
4.506%, 07/21/2028 (F)	284	247
Vida Capital, Term Loan
7.060%, 10/01/2026 (A)	178	140

Total Loan Participations
(Cost $16,472) ($ Thousands)		14,904

	Shares
FOREIGN COMMON STOCK — 1.8%

Australia — 0.3%
South32 Ltd	430,262	1,166

Belgium — 0.1%
X-Fab Silicon Foundries *	45,423	295

Canada — 0.4%
Athabasca Oil *	12,959	25
GFL Environmental	1,298	33
Lightspeed Commerce Inc *	14,419	321
NexGen Energy *	131,430	472
Thomson Reuters	6,439	671

		1,522

China — 0.5%
Atotech *	44,623	863
JD.com, Cl A	14,792	477
Li Auto ADR *	6,499	249
Meituan, Cl B *	16,800	416

		2,005

Hong Kong — 0.0%
Melco Resorts & Entertainment Ltd ADR *	3,888	22

Israel — 0.0%
Tufin Software Technologies *	8,413	106

Italy — 0.0%
Atlantia SpA	8,185	192

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan — 0.1%
Nintendo Co Ltd	1,000	$432

Macao — 0.0%
MGM China Holdings Ltd	29,179	16
Sands China Ltd *	12,870	31
Wynn Macau Ltd *	21,701	15

		62

Netherlands — 0.1%
Adyen NV *	217	315

South Africa — 0.0%
Gold Fields ADR	5,632	51

Taiwan — 0.3%
Silicon Motion Technology Corp ADR	15,310	1,281

United Kingdom — 0.0%
Achilles Therapeutics ADR	23,569	60
Micro Focus International ADR	5,123	17

		77

Total Foreign Common Stock
(Cost $8,993) ($ Thousands)		7,526

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.4%
Other Asset-Backed Securities — 0.4%

CFIP CLO, Ser 2021-1A, Cl D
4.603%, ICE LIBOR USD 3 Month + 3.540%, 01/20/2035(D)(F)	250	226
Marathon CLO, Ser 2021-17A, Cl C
4.323%, ICE LIBOR USD 3 Month + 4.110%, 01/20/2035(D)(F)	250	220
Octagon Investment Partners 43, Ser 2019-1A, Cl D
5.084%, ICE LIBOR USD 3 Month + 3.900%, 10/25/2032(D)(F)	250	237
Sound Point CLO XXIX, Ser 2021-1A, Cl D
4.684%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2034(D)(F)	250	230
STWD, Ser 2021-FL2, Cl D
4.323%, ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(D)(F)	100	93
STWD, Ser 2021-FL2, Cl E
5.073%, ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(D)(F)	100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TRTX, Ser 2021-FL4, Cl D
5.123%, ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(D)(F)	$100	$97
TRTX, Ser 2021-FL4, Cl E
5.873%, ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(D)(F)	100	96
Venture XVII CLO, Ser 2018-17A, Cl DRR
3.864%, ICE LIBOR USD 3 Month + 2.820%, 04/15/2027(D)(F)	200	185
		1,479

Total Asset-Backed Securities
(Cost $1,595) ($ Thousands)		1,479

	Number of Warrants
WARRANTS — 0.2%
10X Capital Venture Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	1,430	–
Accretion Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,548	3
Achari Ventures Holdings I, Expires 08/08/2026
Strike Price $11.50 *	48,686	6
Advanced Merger Partners, Expires 07/03/2026
Strike Price $11.50 *	42	–
Aequi Acquisition, Expires 12/03/2027
Strike Price $11.50 *	16,618	1
Aesther Healthcare Acquisition, Expires 01/22/2023
Strike Price $11.50 *	9,269	1
Aetherium Acquisition, Expires 01/24/2028
Strike Price $11.50 *	15,770	1
AF Acquisition, Expires 04/03/2028
Strike Price $11.50 *	13,087	1
Agile Growth, Expires 01/03/2028
Strike Price $11.50 *	2,755	1
Alpha Partners Technology Merger, Expires 04/03/2028
Strike Price $11.50 *	7,178	1
ALSP Orchid Acquisition I, Expires 12/03/2028
Strike Price $11.50 *	18,864	2
AltEnergy Acquisition, Expires 02/09/2023
Strike Price $11.50 *	197	–
Altimar Acquisition III, Expires 01/03/2029
Strike Price $11.50 *	2,861	1
AMERICAS TECHNOLOGY ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	3,276	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Andretti Acquisition, Expires 03/26/2028
Strike Price $11.50 *	2,886	$1
Anzu Special Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	20,090	3
AP Acquisition, Expires 12/10/2026
Strike Price $11.50 *	1	–
Apeiron Capital Investment, Expires 06/27/2023
Strike Price $11.50 *	4,384	–
APx Acquisition I, Expires 08/22/2028
Strike Price $11.50 *	21,464	1
Armada Acquisition I, Expires 01/05/2023
Strike Price $11.50 *	6,659	1
Arrowroot Acquisition, Expires 03/05/2026
Strike Price $11.50 *	20,183	1
Artemis Strategic Investment, Expires 02/15/2023
Strike Price $11.50 *	5,458	1
Astrea Acquisition, Expires 01/16/2026
Strike Price $11.50 *	26,958	2
Athena Technology Acquisition II, Expires 10/20/2028
Strike Price $11.50 *	882	–
Athlon Acquisition, Expires 03/08/2026
Strike Price $11.50 *	69,862	8
Atlantic Avenue Acquisition, Expires 10/09/2027
Strike Price $11.50 *	54,602	4
Atlantic Coastal Acquisition II, Expires 06/05/2028
Strike Price $11.50 *	22,701	2
Ault Disruptive Technologies, Expires 06/23/2028
Strike Price $11.50 *	9,462	–
Austerlitz Acquisition I, Expires 02/22/2026
Strike Price $11.50 *	29,778	8
Austerlitz Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	130,788	16
Authentic Equity Acquisition, Expires 01/03/2028
Strike Price $11.50 *	46,561	5
Avalon Acquisition, Expires 03/01/2023
Strike Price $11.50 *	62,089	5
Bannix Acquisition, Expires 02/22/2023
Strike Price $11.50 *	53,650	3
Banyan Acquisition, Expires 10/03/2028
Strike Price $11.50 *	1,640	–
Battery Future Acquisition, Expires 05/29/2028
Strike Price $11.50 *	2,625	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Belong Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,180	$–
Berenson Acquisition I, Expires 08/04/2026
Strike Price $11.50 *	141	–
Big Sky Growth Partners, Expires 03/01/2023
Strike Price $11.50 *	938	–
BioPlus Acquisition, Expires 07/22/2028
Strike Price $11.50 *	23,541	2
Biotech Acquisition, Expires 12/03/2027
Strike Price $11.50 *	74,558	3
Bite Acquisition, Expires 01/03/2028
Strike Price $11.50 *	30,877	3
Black Spade Acquisition, Expires 07/02/2023
Strike Price $11.50 *	2,024	–
Blockchain Moon Acquisition, Expires 03/27/2023
Strike Price $11.50 *	4,486	–
Blue Ocean Acquisition, Expires 10/24/2028
Strike Price $11.50 *	23,461	2
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $11.50 *	5,848	1
BOA Acquisition, Expires 02/25/2028
Strike Price $11.50 *	29,795	5
Build Acquisition, Expires 05/02/2023
Strike Price $11.50 *	16,806	2
Bullpen Parlay Acquisition, Expires 12/06/2026
Strike Price $11.50 *	10,366	2
BurTech Acquisition, Expires 12/21/2026
Strike Price $11.50 *	62,789	5
BYTE Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,478	2
Capitalworks Emerging Markets Acquisition, Expires 04/30/2028
Strike Price $11.50 *	21,895	2
Carestream Health Inc.
Strike Price $– *‡‡(A)(B)(C)	0	–
Carney Technology Acquisition II, Expires 12/03/2027
Strike Price $11.50 *	7,126	1
Cascade Acquisition, Expires 12/03/2027
Strike Price $11.50 *	400	–
Catcha Investment, Expires 01/03/2028
Strike Price $11.50 *	10,952	1
CC Neuberger Principal Holdings III, Expires 01/03/2028
Strike Price $11.50 *	100	–
CENAQ Energy, Expires 01/03/2028
Strike Price $11.50 *	129,028	12

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
CF Acquisition IV, Expires 12/17/2025
Strike Price $11.50 *	925	$–
CF Acquisition VIII, Expires 01/03/2028
Strike Price $11.50 *	2,768	1
Chardan NexTech Acquisition 2, Expires 04/04/2027
Strike Price $11.50 *	14,739	4
Churchill Capital V, Expires 11/01/2027
Strike Price $11.50 *	23,932	8
Churchill Capital VI, Expires 01/03/2028
Strike Price $11.50 *	14,796	5
Churchill Capital VII, Expires 03/03/2028
Strike Price $11.50 *	56,400	20
CHW Acquisition, Expires 03/04/2028
Strike Price $11.50 *	55,232	5
CIIG Capital Partners II, Expires 03/02/2028
Strike Price $11.50 *	82,526	11
Clarim Acquisition, Expires 01/03/2028
Strike Price $11.50 *	28,544	3
Class Acceleration, Expires 04/03/2028
Strike Price $11.50 *	12,814	1
Colicity, Expires 01/03/2028
Strike Price $11.50 *	931	–
Colombier Acquisition, Expires 01/03/2029
Strike Price $11.50 *	1,759	–
Colonnade Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	1,850	–
Consilium Acquisition I, Expires 06/04/2027
Strike Price $11.50 *	28,834	2
Constellation Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	24,013	3
COVA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	77,037	8
Crescera Capital Acquisition, Expires 04/23/2028
Strike Price $11.50 *	3,568	1
Crystal Peak Acquisition, Expires 06/25/2026
Strike Price $11.50 *	6,877	4
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,349	1
Data Knights Acquisition, Expires 01/03/2029
Strike Price $11.50 *	23,366	–
Decarbonization Plus Acquisition IV, Expires 01/03/2029
Strike Price $11.50 *	304	–
Deep Lake Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,584	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Delwinds Insurance Acquisition, Expires 08/04/2027
Strike Price $11.50 *	31,075	$7
DHB Capital, Expires 03/18/2028
Strike Price $11.50 *	9,027	1
DHC Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,917	1
DiamondHead Holdings, Expires 01/31/2028
Strike Price $11.50 *	9,972	1
Digital Health Acquisition, Expires 10/17/2023
Strike Price $11.50 *	18,267	2
Digital Transformation Opportunities, Expires 04/03/2028
Strike Price $11.50 *	24,294	3
Disruptive Acquisition I, Expires 03/09/2026
Strike Price $11.50 *	82	–
Disruptive Capital Acquisition, Expires 10/10/2026
Strike Price $11.50 *	1,635	1
DTRT Health Acquisition, Expires 11/15/2022
Strike Price $11.50 *	7,641	–
E.Merge Technology Acquisition, Expires 08/02/2025
Strike Price $11.50 *	30,161	4
East Resources Acquisition, Expires 07/04/2027
Strike Price $11.50 *	38,207	8
Edify Acquisition, Expires 01/03/2028
Strike Price $11.50 *	22,125	2
EG Acquisition, Expires 05/31/2028
Strike Price $11.50 *	1,261	–
Empowerment & Inclusion Capital I, Expires 01/03/2028
Strike Price $11.50 *	22,282	2
Endurance Acquisition, Expires 03/02/2023
Strike Price $11.50 *	290	–
Energem, Expires 03/13/2023
Strike Price $11.50 *	39,604	3
EQ Health Acquisition, Expires 02/05/2028
Strike Price $11.50 *	11,911	1
EVe Mobility Acquisition, Expires 05/15/2028
Strike Price $11.50 *	1,253	–
Everest Consolidator Acquisition, Expires 07/22/2028
Strike Price $11.50 *	303	–
Evo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,858	1
Financial Strategies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	137,665	10

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Finnovate Acquisition, Expires 04/18/2023
Strike Price $11.50 *	32,229	$3
Fintech Ecosystem Development, Expires 01/03/2029
Strike Price $11.50 *	3,756	–
Fintech Evolution Acquisition Group, Expires 04/03/2028
Strike Price $11.50 *	5,940	1
Forest Road Acquisition II, Expires 01/18/2026
Strike Price $11.50 *	3,241	1
Fortistar Sustainable Solutions, Expires 01/03/2028
Strike Price $11.50 *	28,967	4
Fortress Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	798	–
Fortress Value Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	129	–
Fortress Value Acquisition IV, Expires 03/21/2028
Strike Price $11.50 *	357	–
Forum Merger IV, Expires 01/03/2028
Strike Price $11.50 *	227	–
Freedom Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	14,213	3
FTAC Hera Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,925	1
Fusion Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	49,152	5
G Squared Ascend II, Expires 01/03/2027
Strike Price $11.50 *	3,633	–
G&P Acquisition, Expires 03/08/2027
Strike Price $11.50 *	25,088	2
Galata Acquisition, Expires 01/03/2029
Strike Price $11.50 *	2,861	–
Games & Esports Experience Acquisition, Expires 10/24/2028
Strike Price $11.50 *	1,312	–
Gaming & Hospitality Acquisition, Expires 02/07/2028
Strike Price $11.50 *	3,738	–
Gardiner Healthcare Acquisitions, Expires 08/02/2028
Strike Price $11.50 *	1,251	–
Genesis Growth Tech Acquisition, Expires 05/22/2028
Strike Price $11.50 *	33,571	7
GigCapital5, Expires 01/03/2029
Strike Price $11.50 *	86,668	6

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Gladstone Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,821	$3
Global Consumer Acquisition, Expires 01/03/2028
Strike Price $11.50 *	50,399	5
Global Partner Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	1,948	–
Global Synergy Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,802	1
Globalink Investment, Expires 12/06/2026
Strike Price $11.50 *	121,483	5
GO Acquisition, Expires 09/03/2027
Strike Price $11.50 *	22,869	–
Goal Acquisitions, Expires 02/14/2026
Strike Price $11.50 *	99,008	9
GoGreen Investments, Expires 06/07/2023
Strike Price $11.50 *	1,048	–
Golden Arrow Merger, Expires 08/03/2026
Strike Price $11.50 *	7,512	–
Golden Falcon Acquisition, Expires 11/07/2026
Strike Price $11.50 *	10,745	1
Gores Technology Partners II, Expires 01/03/2028
Strike Price $11.50 *	1,261	1
Greenfire Resources, Expires 08/15/2026
Strike Price $– *(A)	272	106
Growth For Good Acquisition, Expires 11/15/2026
Strike Price $11.50 *	656	–
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)(C)	574	35
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)(C)	574	54
GX Acquisition II, Expires 01/03/2029
Strike Price $11.50 *	27,127	4
Hamilton Lane Alliance Holdings I, Expires 01/11/2026
Strike Price $11.50 *	74	–
HCM ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	11,149	1
Healthcare AI Acquisition, Expires 12/17/2026
Strike Price $11.50 *	2,113	–
Healthcare Services Acquisition, Expires 01/03/2028
Strike Price $11.50 *	15,656	2

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Healthwell Acquisition I, Expires 08/08/2028
Strike Price $11.50 *	6,557	$1
Heartland Media Acquisition, Expires 10/24/2027
Strike Price $1.00 *	446	–
Hennessy Capital Investment V, Expires 01/14/2026
Strike Price $11.50 *	3,467	1
HH&L Acquisition, Expires 02/07/2026
Strike Price $11.50 *	27,521	5
HPX, Expires 07/17/2025
Strike Price $11.50 *	40,578	3
HumanCo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,242	1
Hunt Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	24	–
Inception Growth Acquisition, Expires 10/18/2026
Strike Price $11.50 *	21,147	1
Industrial Human Capital, Expires 01/03/2029
Strike Price $11.50 *	18,304	1
Industrial Tech Acquisitions II, Expires 01/03/2029
Strike Price $11.50 *	989	–
Inflection Point Acquisition, Expires 03/08/2023
Strike Price $11.50 *	2,850	–
Innovative International Acquisition, Expires 04/06/2023
Strike Price $11.50 *	7,021	1
INSU Acquisition III, Expires 01/03/2027
Strike Price $11.50 *	7,112	1
International Media Acquisition, Expires 01/03/2029
Strike Price $11.50 *	49,933	3
InterPrivate II Acquisition, Expires 01/03/2029
Strike Price $11.50 *	1,534	–
InterPrivate IV InfraTech Partners, Expires 01/03/2028
Strike Price $11.50 *	1,437	–
Investcorp Europe Acquisition I, Expires 11/26/2028
Strike Price $11.50 *	7,230	1
Isleworth Healthcare Acquisition, Expires 08/02/2027
Strike Price $11.50 *	34,425	1
ITHAX Acquisition, Expires 01/03/2028
Strike Price $11.50 *	20,646	6

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Itiquira Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,337	$–
Jack Creek Investment, Expires 01/03/2028
Strike Price $11.50 *	39,494	3
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $11.50 *	18,993	5
JOFF Fintech Acquisition, Expires 01/03/2028
Strike Price $11.50 *	1,782	–
Jupiter Acquisition, Expires 08/28/2022
Strike Price $11.50 *	19	–
Kadem Sustainable Impact, Expires 03/19/2026
Strike Price $11.50 *	11,709	1
Kairos Acquisition, Expires 01/03/2028
Strike Price $11.50 *	51,794	1
Kairous Acquisition ltd, Expires 09/18/2026
Strike Price $11.50 *	1,301	–
Kalera, Expires 01/03/2029
Strike Price $11.50 *	36,300	8
Kensington Capital Acquisition V, Expires 07/22/2023
Strike Price $11.50 *	38	–
Kernel Group Holdings, Expires 02/03/2027
Strike Price $11.50 *	35,870	4
Kimbell Tiger Acquisition, Expires 09/18/2028
Strike Price $11.50 *	1,312	–
KINS Technology Group, Expires 01/03/2026
Strike Price $11.50 *	3,480	–
KKR Acquisition Holdings I, Expires 01/03/2028
Strike Price $11.50 *	10,085	4
KL Acquisition, Expires 01/15/2028
Strike Price $11.50 *	1,218	–
KnightSwan Acquisition, Expires 07/24/2028
Strike Price $1.00 *	1,312	–
L Catterton Asia Acquisition, Expires 03/18/2026
Strike Price $11.50 *	17,352	2
LAMF Global Ventures I, Expires 04/07/2023
Strike Price $11.50 *	72	–
LDH Growth I, Expires 01/03/2029
Strike Price $11.50 *	4,517	1
Lead Edge Growth Opportunities, Expires 01/03/2029
Strike Price $11.50 *	1,105	–
Leo Holdings II, Expires 01/10/2028
Strike Price $11.50 *	37,876	3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Levere Holdings, Expires 01/03/2029
Strike Price $11.50 *	4,074	$–
LF Capital Acquisition II, Expires 01/10/2026
Strike Price $11.50 *	276	–
Liberty Resources Acquisition, Expires 11/03/2028
Strike Price $11.50 *	28,791	4
Live Oak Mobility Acquisition, Expires 03/07/2028
Strike Price $11.50 *	1,206	–
LMF Acquisition Opportunities, Expires 02/03/2027
Strike Price $11.50 *	4,850	1
Longview Acquisition II, Expires 05/13/2026
Strike Price $11.50 *	2,713	–
M3-Brigade Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	14,548	1
Macondray Capital Acquisition I, Expires 05/20/2026
Strike Price $11.50 *	7,733	1
Marblegate Acquisition, Expires 12/12/2022
Strike Price $11.50 *	2,152	–
Marlin Technology, Expires 03/08/2026
Strike Price $11.50 *	3,727	1
Mason Industrial Technology, Expires 01/03/2028
Strike Price $11.50 *	12,791	2
Maxpro Capital Acquisition, Expires 01/25/2023
Strike Price $11.50 *	45,043	4
McLaren Technology Acquisition, Expires 03/06/2023
Strike Price $11.50 *	1,312	–
MDH Acquisition, Expires 02/05/2028
Strike Price $11.50 *	5,513	–
Mercury Ecommerce Acquisition, Expires 03/28/2023
Strike Price $11.50 *	21,457	2
Minority Equality Opportunities Acquisition, Expires 05/02/2023
Strike Price $11.50 *	95,508	5
Mission Advancement, Expires 01/03/2029
Strike Price $11.50 *	140,664	12
Monterey Bio Acquisition, Expires 06/10/2023
Strike Price $11.50 *	30,129	3
Monument Circle Acquisition, Expires 01/03/2028
Strike Price $11.50 *	59,096	5
Motive Capital II, Expires 05/18/2028
Strike Price $11.50 *	263	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Mount Rainier Acquisition, Expires 12/07/2022
Strike Price $11.50 *	55,441	$8
Murphy Canyon Acquisition, Expires 02/06/2027
Strike Price $11.50 *	3,281	–
Music Acquisition, Expires 02/08/2028
Strike Price $11.50 *	17,039	2
New Vista Acquisition, Expires 01/03/2028
Strike Price $11.50 *	13	–
Newbury Street Acquisition, Expires 01/03/2028
Strike Price $11.50 *	836	–
NightDragon Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,126	3
Noble Corp., Expires 02/05/2028
Strike Price $0.01 *	2,470	30
Noble Rock Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,133	1
Northern Lights Acquisition, Expires 12/05/2022
Strike Price $11.50 *	1,299	–
Northern Star Investment II, Expires 02/03/2028
Strike Price $11.50 *	4,726	1
Northern Star Investment III, Expires 02/28/2028
Strike Price $11.50 *	5,816	1
Northern Star Investment IV, Expires 01/03/2028
Strike Price $11.50 *	2,542	1
Nova Vision Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,235	1
OCA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	21,124	1
OceanTech Acquisitions I, Expires 05/13/2026
Strike Price $11.50 *	14,803	1
OmniLit Acquisition, Expires 11/11/2026
Strike Price $11.50 *	5,046	1
One Equity Partners Open Water I, Expires 01/03/2028
Strike Price $11.50 *	42,048	5
Orion Acquisition, Expires 02/22/2026
Strike Price $11.50 *	8,749	1
Osiris Acquisition, Expires 05/04/2028
Strike Price $11.50 *	11,293	2
Oxbridge Acquisition, Expires 01/22/2023
Strike Price $11.50 *	46,667	4
Oxus Acquisition, Expires 01/30/2023
Strike Price $11.50 *	1,312	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Oyster Enterprises Acquisition, Expires 01/03/2028
Strike Price $11.50 *	68,476	$8
Parabellum Acquisition, Expires 03/29/2023
Strike Price $11.50 *	51,450	7
Parsec Capital Acquisitions, Expires 01/08/2023
Strike Price $11.50 *	39,333	1
Pathfinder Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,000	–
Pearl Holdings Acquisition, Expires 12/18/2026
Strike Price $11.50 *	10,050	2
PepperLime Health Acquisition, Expires 03/31/2023
Strike Price $11.50 *	3,250	1
Perception Capital II, Expires 01/03/2029
Strike Price $11.50 *	4,804	–
Peridot Acquisition II, Expires 05/03/2028
Strike Price $11.50 *	2,182	–
Phoenix Biotech Acquisition, Expires 09/04/2026
Strike Price $11.50 *	1,375	–
Pine Technology Acquisition, Expires 04/03/2028
Strike Price $11.50 *	9,599	–
Pioneer Merger, Expires 01/03/2028
Strike Price $11.50 *	158	–
Plum Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	1,134	–
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $11.50 *	3,027	–
Pono Capital, Expires 12/19/2022
Strike Price $11.50 *	43,850	3
Pontem, Expires 01/03/2028
Strike Price $11.50 *	3,784	1
Powered Brands, Expires 01/03/2028
Strike Price $11.50 *	4,783	–
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $11.50 *	54,583	3
Priveterra Acquisition, Expires 01/03/2028
Strike Price $11.50 *	11,681	2
Progress Acquisition, Expires 01/03/2028
Strike Price $11.50 *	33,151	4
PROOF Acquisition I, Expires 12/06/2028
Strike Price $11.50 *	2,625	–
Property Solutions Acquisition II, Expires 03/04/2026
Strike Price $11.50 *	11,917	1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Prospector Capital, Expires 01/04/2025
Strike Price $11.50 *	8,397	$1
Provident Acquisition, Expires 01/15/2026
Strike Price $11.50 *	17,168	3
Recharge Acquisition, Expires 10/08/2027
Strike Price $11.50 *	49,703	3
RMG Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	2,418	–
Rosecliff Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	3,937	–
RXR Acquisition, Expires 03/11/2026
Strike Price $11.50 *	962	–
Sanaby Health Acquisition I, Expires 08/02/2028
Strike Price $11.50 *	5,458	1
Sandbridge X2, Expires 01/03/2028
Strike Price $11.50 *	18,360	1
Science Strategic Acquisition Alpha, Expires 01/03/2028
Strike Price $11.50 *	11,859	1
ScION Tech Growth I, Expires 11/04/2025
Strike Price $11.50 *	22,943	2
ScION Tech Growth II, Expires 01/31/2026
Strike Price $11.50 *	9,805	1
SCP & CO Healthcare Acquisition, Expires 01/30/2028
Strike Price $11.50 *	20,988	2
Seaport Global Acquisition II, Expires 11/04/2023
Strike Price $11.50 *	29,322	7
Semper Paratus Acquisition, Expires 11/07/2026
Strike Price $11.50 *	925	–
Senior Connect Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	13,932	1
Shelter Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	6,990	1
Sierra Lake Acquisition, Expires 04/03/2028
Strike Price $11.50 *	17	–
Silver Crest Acquisition, Expires 04/03/2028
Strike Price $11.50 *	20,488	4
Sizzle Acquisition, Expires 03/15/2026
Strike Price $11.50 *	4,038	–
Slam, Expires 01/03/2028
Strike Price $11.50 *	13,622	3
Social Leverage Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	16	–
Software Acquisition Group III, Expires 01/03/2028
Strike Price $11.50 *	19,772	5

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Spindletop Health Acquisition, Expires 01/03/2029
Strike Price $11.50 *	235	$–
SportsTek Acquisition, Expires 01/03/2028
Strike Price $11.50 *	36,919	1
Spree Acquisition 1, Expires 12/25/2028
Strike Price $11.50 *	11,933	1
SpringBig Holdings, Expires 06/17/2027
Strike Price $11.50 *	2,210	–
Springwater Special Situations, Expires 04/15/2026
Strike Price $11.50 *	3,030	1
StoneBridge Acquisition, Expires 03/01/2023
Strike Price $11.50 *	8,747	–
Stratim Cloud Acquisition, Expires 03/08/2026
Strike Price $11.50 *	10,006	1
Summit Healthcare Acquisition, Expires 05/06/2023
Strike Price $11.50 *	31	–
Sustainable Development Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	625	–
SVF Investment, Expires 01/03/2028
Strike Price $11.50 *	38	–
Swiftmerge Acquisition, Expires 06/20/2028
Strike Price $11.50 *	3,398	1
Tailwind Acquisition, Expires 09/10/2027
Strike Price $11.50 *	9,554	1
Tailwind International Acquisition, Expires 03/04/2028
Strike Price $11.50 *	99,981	8
Talon 1 Acquisition, Expires 04/21/2023
Strike Price $11.50 *	12,503	2
Target Global Acquisition I, Expires 01/03/2028
Strike Price $1.00 *	961	–
Tastemaker Acquisition, Expires 01/03/2026
Strike Price $11.50 *	3,311	–
TB Acquisition, Expires 03/28/2028
Strike Price $11.50 *	9,183	1
TCW Special Purpose Acquisition
Strike Price $11.50 *‡‡	7,800	1
Tech and Energy Transition, Expires 01/03/2028
Strike Price $11.50 *	30,080	5
Technology & Telecommunication Acquisition, Expires 02/18/2027
Strike Price $11.50 *	3,937	1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
TG Venture Acquisition, Expires 08/16/2023
Strike Price $11.50 *	16,503	$1
Thrive Acquisition, Expires 03/12/2023
Strike Price $11.50 *	3,143	–
Thunder Bridge Capital Partners III, Expires 02/18/2028
Strike Price $11.50 *	1,073	–
TLG Acquisition One, Expires 01/28/2028
Strike Price $11.50 *	36,511	3
TLGY Acquisition, Expires 01/17/2028
Strike Price $11.50 *	7,284	1
Trepont Acquisition I, Expires 11/27/2025
Strike Price $11.50 *	29,712	–
Trine II Acquisition, Expires 01/03/2028
Strike Price $11.50 *	4,586	1
Twelve Seas Investment II, Expires 03/05/2028
Strike Price $11.50 *	24,081	2
TZP Strategies Acquisition, Expires 01/03/2028
Strike Price $11.50 *	43,568	4
VectoIQ Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	66	–
Ventoux CCM Acquisition, Expires 10/03/2025
Strike Price $11.50 *	45,163	5
VPC Impact Acquisition Holdings II, Expires 01/03/2028
Strike Price $11.50 *	2,522	–
Warburg Pincus Capital I-A, Expires 01/03/2028
Strike Price $11.50 *	184	–
Warrior Technologies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	43,055	2
Williams Rowland Acquisition, Expires 12/28/2022
Strike Price $11.50 *	68,930	6
Windstream Services
Strike Price $– *‡‡(A)	5,809	89
WinVest Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,640	4
World Quantum Growth Acquisition, Expires 01/03/2029
Strike Price $11.50 *	2,724	–
Worldwide Webb Acquisition, Expires 03/30/2023
Strike Price $11.50 *	81	–
XPAC Acquisition, Expires 05/16/2027
Strike Price $11.50 *	9,469	1
Z-Work Acquisition, Expires 01/07/2026
Strike Price $11.50 *	32,167	5

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

Total Warrants
(Cost $2,754) ($ Thousands)		$885

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Boardriders Inc. *(A)(C)(E)	25,646	30
Bowlero *(A)(C)(E)	290	290
Guitar Center *(A)(B)(C)(E)	39	3

		323
Information Technology — 0.1%
Syniverse *(A)(C)(E)	437,282	429

Materials — 0.0%
Libbey Glass Inc. *(A)(E)	766	94

Total Preferred Stock
(Cost $798) ($ Thousands)		846

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S Treasury Bill
0.784%, 07/12/2022 (K)	306	306
U.S. Treasury Bond
2.875%, 05/15/2052	114	108
U.S. Treasury Note
2.875%, 05/15/2032	248	245

Total U.S. Treasury Obligations
(Cost $660) ($ Thousands)		659

CONVERTIBLE BONDS — 0.1%
Air Canada
4.000% , 07/01/2025	60	65
Liberty Interactive
4.000% , 11/15/2029	228	100
3.750% , 02/15/2030	230	101
Liberty Latin America
2.000% , 07/15/2024	265	229
Pebblebrook Hotel Trust
1.750% , 12/15/2026	115	103

Total Convertible Bonds
(Cost $741) ($ Thousands)		598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITY — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
5.087%, TSFR1M + 4.337%, 06/15/2027(D)(F)	$245	$238

Total Mortgage-Backed Security

(Cost $244) ($ Thousands)		238

	Shares
CASH EQUIVALENTS — 29.1%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
3.650%**	5,557,278	5,557
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	114,231,156	114,231

Total Cash Equivalents
(Cost $119,788) ($ Thousands)		119,788

PURCHASED OPTIONS — 0.9%
Total Purchased Options
(Cost $3,895) ($ Thousands)		3,546

Total Investments in Securities — 91.7%
(Cost $403,875) ($ Thousands)		$377,798

	Shares
COMMON STOCK SOLD SHORT— (10.6)%
Communication Services — (0.6)%
Alphabet Inc, Cl A *	(526)	(1,146)
Frontier Communications Parent *	(5,739)	(135)
Lumen Technologies Inc	(30,525)	(333)
Nexstar Media Group Inc, Cl A	(1,785)	(291)
ZoomInfo Technologies, Cl A *	(13,982)	(465)

		(2,370)

Consumer Discretionary — (3.2)%
Abercrombie & Fitch Co, Cl A *	(32,884)	(556)
Airbnb, Cl A *	(2,436)	(217)
Amazon.com Inc, Cl A *	(11,480)	(1,219)
Brunswick Corp/DE	(5,813)	(380)
Callaway Golf Co *	(14,753)	(301)
Cheesecake Factory Inc/The	(26,395)	(697)
Dick's Sporting Goods Inc	(7,776)	(586)
DoorDash Inc, Cl A *	(3,806)	(244)
Harley-Davidson Inc, Cl A	(9,369)	(297)
Hilton Worldwide Holdings Inc	(2,251)	(251)
Home Depot Inc/The	(4,446)	(1,219)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Lennar Corp, Cl A	(17,104)	$(1,207)
Lowe's Cos Inc	(6,807)	(1,189)
Marriott International Inc/MD, Cl A	(1,825)	(248)
Pool Corp	(1,740)	(611)
PulteGroup Inc	(31,570)	(1,251)
Red Rock Resorts Inc, Cl A	(4,344)	(145)
RH *	(2,452)	(521)
Shake Shack Inc, Cl A *	(6,496)	(257)
Sleep Number Corp *	(5,700)	(177)
Sonos Inc *	(15,583)	(281)
Tenneco Inc, Cl A *	(1,911)	(33)
Texas Roadhouse Inc, Cl A	(9,934)	(727)
Williams-Sonoma Inc	(5,075)	(563)

		(13,177)

Consumer Staples — (1.4)%
Bunge Ltd	(2,785)	(253)
Campbell Soup Co	(33,319)	(1,601)
Hormel Foods Corp	(3,255)	(154)
Hostess Brands Inc, Cl A *	(14,817)	(314)
J M Smucker Co/The	(10,736)	(1,374)
Kellogg Co	(15,202)	(1,085)
SpartanNash Co	(39,749)	(1,199)

		(5,980)

Financials — (0.4)%
Coinbase Global, Cl A *	(8,713)	(410)
KKR & Co Inc	(12,712)	(588)
MarketAxess Holdings Inc	(1,281)	(328)
TriplePoint Venture Growth BDC	(12,317)	(157)

		(1,483)

Health Care — (0.2)%
AMN Healthcare Services Inc *	(3,070)	(337)
Cross Country Healthcare Inc *	(17,231)	(359)
Pacira BioSciences Inc *	(4,932)	(287)

		(983)

Industrials — (1.2)%
A O Smith Corp	(2,539)	(139)
Apogee Enterprises Inc	(31,769)	(1,246)
ArcBest Corp	(14,933)	(1,051)
Knight-Swift Transportation Holdings Inc, Cl A	(6,535)	(303)
Nikola *	(28,854)	(137)
TPI Composites *	(116,309)	(1,454)
TriNet Group Inc *	(4,011)	(311)
Verisk Analytics Inc, Cl A	(1,944)	(336)

		(4,977)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Information Technology — (3.1)%
Affirm Holdings, Cl A *	(30,842)	$(557)
Analog Devices Inc	(2,151)	(314)
Apple Inc	(12,729)	(1,740)
AppLovin, Cl A *	(16,919)	(583)
Bread Financial Holdings	(7,311)	(271)
Ceridian HCM Holding Inc *	(7,142)	(336)
Cloudflare Inc, Cl A *	(7,909)	(346)
Corsair Gaming *	(77,306)	(1,015)
CS Disco *	(5,935)	(107)
Datadog Inc, Cl A *	(1,534)	(146)
DocuSign Inc, Cl A *	(4,882)	(280)
Intel Corp	(9,920)	(371)
International Business Machines Corp	(2,394)	(338)
Mastercard Inc, Cl A	(3,766)	(1,188)
Microchip Technology Inc	(5,461)	(317)
Micron Technology Inc	(2,775)	(153)
MKS Instruments Inc	(1,360)	(140)
NVIDIA Corp	(2,756)	(418)
Paymentus Holdings, Cl A *	(22,254)	(298)
Procore Technologies Inc *	(6,355)	(288)
SentinelOne, Cl A *	(6,927)	(162)
Skyworks Solutions Inc	(3,130)	(290)
Snowflake, Cl A *	(2,634)	(366)
Texas Instruments Inc	(2,096)	(322)
Visa Inc, Cl A	(6,124)	(1,206)
Xerox Holdings Corp	(75,616)	(1,123)
Zoom Video Communications Inc, Cl A *	(2,628)	(284)

		(12,959)

Real Estate — (0.2)%
Lamar Advertising Co, Cl A	(8,067)	(710)

Utilities — (0.3)%
PG&E Corp *	(121,185)	(1,210)

Total Common Stock Sold Short
(Proceeds $47,931) ($ Thousands)		(43,849)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.6)%
Communication Services — (0.1)%
Front Range BidCo
6.125%, 03/01/2028 (D)	$(681)	(492)

Consumer Discretionary — (0.8)%
At Home Group
7.125%, 07/15/2029 (D)	(130)	(74)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
B&M European Value Retail
4.000%, 11/15/2028	GBP	(109)	$(103)
3.625%, 07/15/2025		(54)	(56)
Beazer Homes USA
5.875%, 10/15/2027		$(75)	(58)
Burger King France SAS
4.750%, , Euribor 3 Month + 4.750% 11/01/2026	EUR	(146)	(141)
Carrols Restaurant Group
5.875%, 07/01/2029 (D)		$(304)	(222)
CDI Escrow Issuer
5.750%, 04/01/2030 (D)		(235)	(214)
Douglas GmbH
6.000%, 04/08/2026	EUR	(137)	(110)
Full House Resorts
8.250%, 02/15/2028 (D)		$(170)	(136)
Gestamp Automocion MTN
3.250%, 04/30/2026	EUR	(189)	(173)
Hyatt Hotels
4.375%, 09/15/2028		$(174)	(164)
Life Time
8.000%, 04/15/2026 (D)		(454)	(405)
MGM Resorts International
5.500%, 04/15/2027		(285)	(256)
NCL
5.875%, 03/15/2026 (D)		(242)	(111)
Panther BF Aggregator 2
8.500%, 05/15/2027 (D)		(170)	(164)
Photo Holdings Merger Sub
8.500%, 10/01/2026 (D)		(255)	(192)
Scientific Games Holdings
6.625%, 03/01/2030 (D)		(333)	(283)
Univision Communications
7.375%, 06/30/2030 (D)		(595)	(582)
Wheel Pros
6.500%, 05/15/2029 (D)		(173)	(122)
			(3,566)
Consumer Staples — (0.0)%
B&G Foods
5.250%, 09/15/2027		(147)	(127)
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029		(169)	(149)
Ontex Group
3.500%, 07/15/2026	EUR	(98)	(81)
Oriflame Investment Holding
5.125%, 05/04/2026 (D)		$(225)	(142)
United Natural Foods
6.750%, 10/15/2028 (D)		(73)	(68)
			(567)
Energy — (0.3)%
Callon Petroleum
8.000%, 08/01/2028 (D)		(130)	(125)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Calumet Specialty Products Partners
8.125%, 01/15/2027 (D)	$(146)	$(123)
Genesis Energy
8.000%, 01/15/2027	(22)	(19)
7.750%, 02/01/2028	(85)	(74)
NGL Energy Partners
6.125%, 03/01/2025	(240)	(190)
Range Resources
4.750%, 02/15/2030 (D)	(503)	(451)
Summit Midstream Holdings
5.750%, 04/15/2025	(107)	(84)
		(1,066)
Health Care — (0.3)%
AdaptHealth
5.125%, 03/01/2030 (D)	(229)	(193)
Embecta
5.000%, 02/15/2030 (D)	(255)	(214)
Medline Borrower
5.250%, 10/01/2029 (D)	(245)	(201)
Minerva Merger Sub
6.500%, 02/15/2030 (D)	(282)	(235)
ModivCare Escrow Issuer
5.000%, 10/01/2029 (D)	(292)	(236)
		(1,079)
Industrials — (0.3)%
3M MTN
3.375%, 03/01/2029	(290)	(279)
Artera Services
9.033%, 12/04/2025 (D)	(178)	(144)
Boeing
5.805%, 05/01/2050	(170)	(156)
5.150%, 05/01/2030	(65)	(63)
Madison IAQ
5.875%, 06/30/2029 (D)	(312)	(239)
MIWD Holdco II
5.500%, 02/01/2030 (D)	(173)	(139)
Oscar AcquisitionCo
9.500%, 04/15/2030 (D)	(85)	(67)
Waste Pro USA
5.500%, 02/15/2026 (D)	(180)	(160)
		(1,247)
Information Technology — (0.2)%
Central Parent
7.250%, 06/15/2029 (D)	(479)	(461)
Plantronics
4.750%, 03/01/2029 (D)	(170)	(169)
Rocket Software
6.500%, 02/15/2029 (D)	(173)	(125)
TTM Technologies
4.000%, 03/01/2029 (D)	(70)	(59)
		(814)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Materials — (0.5)%
Arconic
6.125%, 02/15/2028 (D)		$(579)	$(541)
Cleveland-Cliffs
4.875%, 03/01/2031 (D)		(174)	(153)
Constellium
5.625%, 06/15/2028 (D)		(170)	(152)
SCIH Salt Holdings
4.875%, 05/01/2028 (D)		(132)	(109)
SRM Escrow Issuer
6.000%, 11/01/2028 (D)		(254)	(215)
Trivium Packaging Finance BV
8.500%, 08/15/2027 (D)		(345)	(323)
Vibrantz Technologies
9.000%, 02/15/2030 (D)		(82)	(58)
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027	EUR	(185)	(148)
			(1,699)
Utilities — (0.1)%
AmeriGas Partners
5.750%, 05/20/2027		$(160)	(146)
Calpine
5.125%, 03/15/2028 (D)		(171)	(151)
Sunnova Energy
5.875%, 09/01/2026 (D)		(98)	(85)
			(382)
Total Corporate Obligations Sold Short
(Proceeds $11,982) ($ Thousands)			(10,912)

		Shares
REGISTERED INVESTMENT COMPANIES — (2.0)%
ARK Innovation ETF		(22,284)	(889)
Direxion Daily 20 Year Plus Treasury Bull 3x Shares		(94,117)	(1,175)
iShares Russell 2000 ETF		(17,803)	(3,015)
SPDR S&P 500 ETF Trust		(7,965)	(3,005)

Total Registered Investment Companies
(Proceeeds $8,969) ($ Thousands)			(8,084)

FOREIGN COMMON STOCK SOLD SHORT— (1.3)%
Bermuda — (0.2)%
Triton International Ltd		(16,646)	(877)

Canada — (0.1)%
Lightspeed Commerce *		(10,796)	(241)

China — (0.1)%
Futu Holdings ADR *		(5,487)	(286)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
NIO ADR *	(7,035)	$(153)

		(439)

France — (0.1)%
Dassault Systemes SE	(9,018)	(331)

Germany — (0.1)%
HelloFresh SE *	(11,351)	(366)

Japan — (0.2)%
Anritsu	(32,600)	(352)
SoftBank Group Corp	(9,100)	(351)

		(703)

Norway — (0.1)%
Nordic Semiconductor *	(20,264)	(313)

South Korea — (0.0)%
Delivery Hero SE *	(3,935)	(147)

Switzerland — (0.3)%
Logitech International	(25,585)	(1,332)
Sportradar Holding, Cl A *	(17,638)	(139)

		(1,471)

Taiwan — (0.1)%
Taiwan Semiconductor Manufacturing Co Ltd ADR	(3,852)	(315)

Total Foreign Common Stock Sold Short
(Proceeds $6,834) ($ Thousands)		(5,203)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.1)%
U.S. Treasury Note
2.875%, 05/15/32	$(633)	(626)

Total U.S. Treasury Obligation
(Proceeds $634) ($ Thousands)		(626)

Total Investments Sold Short — (16.6)%
(Proceeds $76,350) ($ Thousands)		$(68,674)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at June 30, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.9%
Put Options
Boeing Co	8	$109	$95.00	8/20/2022	$1
GCP Applied Technologies Inc	19	60	30.00	12/17/2022	1
Nielsen Holdings PLC	13	30	18.00	8/20/2022	1
Silicon Motion Technology Corp.	8	67	60.00	7/16/2022	–
TEGNA Inc	2	4	19.00	7/16/2022	–
Tenneco Inc	11	19	10.00	12/17/2022	–
Tenneco Inc	20	34	15.00	12/17/2022	–
Tenneco Inc	27	46	10.00	1/21/2023	1
Tenneco Inc	3	5	10.00	7/16/2022	–
Tenneco Inc	1	2	16.00	10/22/2022	–
Tenneco Inc	10	17	15.00	10/22/2022	–
Tenneco Inc	1	2	13.00	7/16/2022	–
Tower Semiconductor Ltd.	23	106	47.00	10/22/2022	5
Tower Semiconductor Ltd.	2	9	45.00	1/21/2023	1
Tower Semiconductor Ltd.	3	14	45.00	1/20/2024	1
Tower Semiconductor Ltd.	4	19	50.00	1/21/2023	1
Tower Semiconductor Ltd.	4	19	47.00	7/22/2023	2
Tower Semiconductor Ltd.	7	32	47.00	1/21/2023	2
Tower Semiconductor Ltd.	1	5	47.00	1/20/2024	–
Turning Point Therapeutics Inc	33	248	30.00	10/22/2022	–
Turning Point Therapeutics Inc	63	474	45.00	7/16/2022	–
Turning Point Therapeutics Inc	71	534	35.00	10/22/2022	1
Turning Point Therapeutics Inc	19	143	50.00	7/16/2022	–
Turning Point Therapeutics Inc	10	75	55.00	7/16/2022	–
Turning Point Therapeutics Inc	1	8	40.00	10/22/2022	–

		$2,081			$17

Call Options
Activision Blizzard, Inc.	818	$6,369	50.00	7/16/2022	$2,229
Black Knight Inc	297	1,942	55.00	7/16/2022	253
First Horizon Corp	575	1,257	12.00	7/16/2022	552
Frontier Group Holdings Inc	81	76	10.00	10/22/2022	9
Frontier Group Holdings Inc	105	98	10.00	7/16/2022	4
Gold Fields Limited	81	74	9.00	10/22/2022	10
Gold Fields Limited	27	25	11.00	7/16/2022	–
JetBlue Airways Corporation	68	57	16.00	9/17/2022	–
JetBlue Airways Corporation	34	29	14.00	9/17/2022	–
JetBlue Airways Corporation	34	29	10.00	9/17/2022	2
JetBlue Airways Corporation	108	90	13.00	9/17/2022	1
JetBlue Airways Corporation	203	170	15.00	9/17/2022	1
JetBlue Airways Corporation	135	113	12.00	7/16/2022	–
MaxLinear, Inc.	23	78	40.00	7/16/2022	1
MaxLinear, Inc.	34	116	45.00	9/17/2022	3
Microsoft Corporation	61	1,567	320.00	7/16/2022	–
Microsoft Corporation	41	1,053	310.00	7/16/2022	–
MKS Instruments, Inc.	16	164	160.00	7/16/2022	–
MKS Instruments, Inc.	16	164	155.00	7/16/2022	–
MKS Instruments, Inc.	30	308	165.00	7/16/2022	–
Silicon Motion Technology Corp.	201	1,682	60.00	7/16/2022	464
TAKE-TWO INTERACTIVE SOFTWARE, INC	37	453	165.00	7/16/2022	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
World Fuel Services Corp	68	$254	$52.50	7/16/2022	$–

		16,168			3,529
Total Purchased Options		$18,249			$3,546

A list of the open future contracts held by the Fund at June 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
Euro STOXX 50	(7)	Sep-2022	$(256)	$(252)	$5
Japanese 10-Year Bond	(3)	Sep-2022	(3,309)	(3,282)	(53)
S&P 500 Index E-MINI	(3)	Sep-2022	(585)	(568)	17
U.S. 5-Year Treasury Note	(88)	Oct-2022	(9,970)	(9,878)	92
			$(14,120)	$(13,980)	$61

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/12/22	USD	11	EUR	10	$	$—
Barclays PLC	08/12/22	CAD	305	USD	235		(2)
Barclays PLC	08/12/22	EUR	740	USD	785		9
BNYMellon	09/21/22	CAD	43	USD	34		1
BNYMellon	09/21/22	GBP	204	USD	256		7
BNYMellon	09/21/22	USD	246	EUR	232		(1)
BNYMellon	09/21/22	HKD	449	USD	57		—
BNYMellon	09/21/22	EUR	1,030	USD	1,107		24
Citi	07/20/22	USD	191	ILS	647		(6)
Citi	07/20/22	ILS	539	USD	156		2
Citi	08/17/22	USD	90	SGD	125		—
Citi	08/17/22	USD	196	JPY	25,433		(8)
Citigroup	07/20/22	USD	239	CAD	303		(4)
Citigroup	09/21/22	CHF	102	USD	105		(2)
Citigroup	09/21/22	USD	620	PLN	2,699		(27)
Citigroup	09/21/22	ZAR	9,235	USD	572		13
Citigroup	09/21/22	MXN	22,928	USD	1,146		28
Citigroup	09/21/22	MXN	7,000	USD	335		(7)
Credit Suisse First Boston	09/21/22	USD	136	CHF	130		1
Deutsche Bank	09/21/22	USD	64	MXN	1,354		2
Goldman Sachs	07/20/22	USD	358	ILS	1,169		(24)
Goldman Sachs	07/20/22	ILS	1,169	USD	347		12
Goldman Sachs	08/17/22	USD	102	TWD	2,980		(1)
Goldman Sachs	08/17/22	USD	384	KRW	484,863		(10)
Goldman Sachs	08/17/22	CNH	674	USD	101		1
Goldman Sachs	08/17/22	TWD	2,750	USD	93		—
Goldman Sachs	08/17/22	KRW	96,104	USD	74		—
Goldman Sachs	09/21/22	USD	247	PLN	1,072		(11)
HSBC	08/17/22	USD	165	JPY	21,373		(8)
HSBC	09/21/22	USD	107	NOK	1,010		(5)
HSBC	09/21/22	GBP	187	USD	230		3
HSBC	09/21/22	PLN	1,072	USD	247		11

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/20/22	CAD	173	USD	134	$—
JPMorgan Chase Bank	09/21/22	GBP	57	USD	71	2
JPMorgan Chase Bank	09/21/22	USD	252	PLN	1,100	(10)
JPMorgan Chase Bank	09/21/22	USD	276	NOK	2,602	(12)
JPMorgan Chase Bank	09/21/22	USD	496	CHF	472	1
JPMorgan Chase Bank	09/21/22	MXN	31,127	USD	1,558	39
Montgomery/Bank of America	07/20/22	USD	679	CAD	868	(6)
Montgomery/Bank of America	07/20/22	CAD	868	USD	674	1
Montgomery/Bank of America	08/17/22	CNH	1,651	USD	247	—
Montgomery/Bank of America	09/21/22	USD	462	EUR	428	(12)
Morgan Stanley	07/20/22	CAD	357	USD	277	1
Morgan Stanley	07/29/22	EUR	181	USD	191	2
Morgan Stanley	08/17/22	JPY	28,530	USD	220	10
Morgan Stanley	09/21/22	CHF	78	USD	81	(1)
Standard Chartered	09/21/22	ZAR	45,313	USD	2,900	156
State Street	07/20/22	USD	1,275	CAD	1,635	(7)
State Street	07/20/22	CAD	2,539	USD	2,032	64
State Street	08/17/22	CNH	1,526	USD	226	(2)
State Street	09/21/22	USD	305	GBP	243	(10)
TD Bank	09/21/22	EUR	123	USD	129	—
TD Bank	07/20/22	CAD	202	USD	161	5
TD Bank	08/17/22	USD	128	CNH	877	2
UBS	07/20/22	USD	382	ILS	1,322	(5)
UBS	07/20/22	ILS	1,322	USD	412	34
UBS	08/17/22	CNH	1,487	USD	222	1
UBS	08/17/22	CNH	2,380	USD	355	—
UBS	09/21/22	USD	107	NOK	1,014	(4)
UBS	09/21/22	NOK	894	USD	94	3
Westpac Banking	07/20/22	USD	155	CAD	202	1
Westpac Banking	07/20/22	CAD	202	USD	157	—
Westpac Banking	08/17/22	USD	316	JPY	40,680	(16)
						$235

A list of open OTC swap agreements held by the Fund at June 30, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Aspeed Technology	1 MONTH USD LIBOR +0.50	Aspeed Technology	Annually	12/15/2025	USD	(308)	$(48)	$–	$(48)
Goldman Sachs	Russell 2000 Growth Index Technology	Russell 2000 Growth Index Technology	FEDEF-1-DAY	Monthly	12/15/2025	USD	2,718	18	–	18
Goldman Sachs	Samsung Electronics	Samsung Electronics	FEDEF-1-DAY	Monthly	12/15/2025	KRW	365	20	–	20
Morgan Stanley	Atotech Limited	FEDEF-1-DAY	Atotech Limited	Annually	06/09/2023	USD	(232)	(15)	–	(15)
Morgan Stanley	Avast PLC	1-MONTH USD LIBOR	Avast PLC	Annually	09/12/2023	USD	(9,984)	(1,067)	–	(1,067)
Morgan Stanley	Biotest VZ	EURIBOR-1 Month	Biotest VZ	Annually	11/03/2022	EUR	(386)	(38)	–	(38)
Morgan Stanley	Broadcom Inc	Broadcom Inc	FEDEF-1-DAY	Monthly	09/09/2022	USD	164	5	–	5
Morgan Stanley	GCP Applied Tech	GCP Applied Tech	FEDEF-1-DAY	Monthly	09/09/2022	USD	120	—	–	–
Morgan Stanley	Healthcare Realty	Healthcare Realty	FEDEF-1-DAY	Monthly	09/09/2022	USD	983	(18)	–	(18)
Morgan Stanley	Healthcare Trust	FEDEF-1-DAY	Healthcare Trust	Annually	06/09/2023	USD	(602)	1	–	1

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Intercontinental	Intercontinental	FEDEF-1-DAY	Monthly	09/09/2022	USD	89	$3	$–	$3
Morgan Stanley	Maxlinear Inc	Maxlinear Inc	FEDEF-1-DAY	Monthly	09/09/2022	USD	126	12	–	12
Morgan Stanley	Mercell Holding	NIBOR	Mercell Holding	Annually	06/05/2024	NOK	(1,663)	(2)	–	(2)
Morgan Stanley	MKS Instruments	MKS Instruments	FEDEF-1-DAY	Monthly	09/09/2022	USD	71	3	–	3
Morgan Stanley	Moneygram International	FEDEF-1-DAY	Moneygram International	Annually	06/09/2023	USD	(251)	9	–	9
Morgan Stanley	Natus Medical Inc	FEDEF-1-DAY	Natus Medical Inc	Annually	06/09/2023	USD	(91)	1	–	1
Morgan Stanley	Sailpoint Technology	FEDEF-1-DAY	Sailpoint Technology	Annually	06/09/2023	USD	(201)	1	–	1
Morgan Stanley	SHAW COMM	DISC -1-DAY	SHAW COMM	Annually	08/25/2022	CAD	(1,706)	47	–	47
Morgan Stanley	Silicon Motion	FEDEF-1-DAY	Silicon Motion	Annually	06/09/2023	USD	(1,874)	(98)	–	(98)
Morgan Stanley	TUFIN SOFTWARE T	TUFIN SOFTWARE T	FEDEF-1-DAY	Annually	06/09/2023	USD	(124)	1	–	1
Morgan Stanley	Vivo Energy PLC	1-MONTH USD LIBOR	Vivo Energy PLC	Annually	09/12/2023	USD	(118)	1	–	1
Morgan Stanley	Zendesk Inc	FEDEF-1-DAY	Zendesk Inc	Annually	06/09/2023	USD	(210)	1	–	1
UBS	Intertrust	EURIBOR-1 Month	Intertrust	Annually	11/03/2022	EUR	(2,209)	(17)	–	(17)
								$(1,180)	$–	$(1,180)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X BZDIOVRA + 0.0 BPS	11.94%	Annually	01/04/2027	BRL	3,421	$(15)	$–	$(15)
2.596%	1.0 X CNRR007 + 0.0 BPS	Quarterly	09/21/2027	CNY	35,641	5	–	5
7.17%	1.0 X WIBOR 6-MONTH + 0.0 BPS	Semi-Annually	09/21/2027	PLN	8,885	(27)	–	(27)
						$(37)	$–	$(37)

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
BASF 100	1.00%	Quarterly	06/20/2027	177	$7	$(4)	$11
BASF 100	1.00%	Quarterly	06/20/2027	176	7	(4)	11
BASF 100	1.00%	Quarterly	06/20/2027	177	7	(4)	11
CDX.HY.38	5.00%	Quarterly	06/20/2027	1,205	35	(53)	88
CDX.HY.38	5.00%	Quarterly	06/20/2027	1,604	34	(87)	121
CDX.IG.38	1.00%	Quarterly	06/20/2027	1,445	(8)	(20)	12
CDX.IG.38	1.00%	Quarterly	06/20/2027	1,443	0	(13)	13
CDX.IG.38	1.00%	Quarterly	06/20/2027	433	(5)	(6)	1
ITRX.XOVER.37	5.00%	Quarterly	06/20/2027	345	11	(23)	34
LXSGR 100	1.00%	Quarterly	06/20/2027	181	11	6	5
LXSGR 100	1.00%	Quarterly	06/20/2027	183	12	6	6
VODFON 100	1.00%	Quarterly	06/20/2027	354	(3)	(6)	3
VODFON 100	1.00%	Quarterly	06/20/2027	354	(3)	(5)	2
VODFON 100	1.00%	Quarterly	06/20/2027	181	(1)	(2)	1
					$104	$(215)	$319

Credit Default Swap- Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Turkey	1.00%	Quarterly	06/20/2027	(285)	$(77)	$(54)	$(23)

	Percentages are based on Net Assets of $411,980 ($ Thousands).	‡	Real Estate Investment Trust.
*	Non-income producing security.	‡‡	Expiration date not available.
*	The rate reported is the 7-day effective yield as of June 30, 2022.	†	Investment in Affiliated Security.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Continued)

(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2022 was $1,910 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2022 was $2,244 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $45,473 ($ Thousands), representing 11.0% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.
(I)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(J)	Unsettled bank loan. Interest rate may not be available.
(K)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
BPs— Basis Points
BRL — Brazilian Real
CDI — Chess Depositary Interest
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
CV — Conversion Ratio
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
ICE— Intercontinental Exchange
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NIBOR —Norwegian Interbank Offered Rate
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
PLN — Polish Zloty
S&P— Standard & Poor's

Ser — Series
SGD — Singapore Dollar
SPDR — Standard & Poor's Depository Receipt
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
WIBOR — Warsaw Interbank Offer Rate
ZAR — South African Rand

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	88,218	236	828	89,282
Corporate Obligations	–	67,495	202	67,697
Registered Investment Companies	46,344	–	–	46,344
Sovereign Debt	–	24,006	–	24,006
Loan Participations	–	11,208	3,696	14,904
Foreign Common Stock	7,526	–	–	7,526
Purchased Options	3,546	–	–	3,546
Asset-Backed Securities	–	1,479	–	1,479
Warrants	2	600	283	885
Preferred Stock	–	–	846	846
U.S. Treasury Obligations	–	659	–	659
Convertible Bonds	–	598	–	598
Mortgage-Backed Security	–	238	–	238
Cash Equivalents	114,231	5,557	–	119,788
Total Investments in Securities	259,867	112,076	5,855	377,798
Securities Sold Short
Common Stock	(43,849)	–	–	(43,849)
Corporate Obligations	–	(10,912)	–	(10,912)
Registered Investment Companies	(8,084)	–	–	(8,084)
Foreign Common Stock	(5,203)	–	–	(5,203)
U.S. Treasury Obligation	–	(626)	–	(626)
Total Securities Sold Short	(57,136)	(11,538)	–	(68,674)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	114	–	–	114
Unrealized Depreciation	(53)	–	–	(53)
Forwards Contracts*
Unrealized Appreciation	–	436	–	436
Unrealized Depreciation	–	(201)	–	(201)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	123	–	123
Unrealized Depreciation	–	(1,303)	–	(1,303)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	5	–	5
Unrealized Depreciation	–	(42)	–	(42)
Credit Default Swaps*
Unrealized Appreciation	–	319	–	319
Unrealized Depreciation	–	(23)	–	(23)
Total Other Financial Instruments	61	(686)	–	(625)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Warrants	Investments in Preferred Stock
Balance as of September 30, 2021	$1,147	$–	$3,896	$73	$115
Accrued discounts/premiums	–	–	(2)	–	–
Realized gain/(loss)	–	–	(21)	–	–
Change in unrealized appreciation/(depreciation)	51	4	(305)	88	12
Purchases	–	–	414	33	290
Sales	(13)	–	(903)	–	–
Net transfer into Level 3	96	198	704	89	429
Net transfer out of Level 3	(453)	–	(87)	–	–
Ending Balance as of June 30, 2022(1)	$828	$202	$3,696	$283	$846
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2	$8	$(337)	$126	$(1)

(1) Of the $5,855 ($ Thousands) in Level 3 securities as of June 30, 2022, $2,244 ($ Thousands) or 0.5% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended June 30, 2022, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$153,952	$419,711	$(459,432)	$—	$—	$114,231	114,231,156	$143	$2

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Strategy Alternative Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2022, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Cenveo Corporation	6,082	9/14/2018	$196	$122
Guitar Center	2,167	1/8/2021	275	413
Parker Drilling	158	3/16/2019	2	1
Parker Drilling	4,256	3/16/2019	54	24
Corporate Obligation
Envision Healthcare	155,000	8/5/2022	110	45
Northwest Acquisitions ULC	460,000	7/18/2022	419	–
Trident TPI Holdings	159,000	7/18/2022	164	145
Loan Participation
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien	473,626	8/11/2020	450	469
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien	178,652	1/14/2021	176	151
Envision Healthcare Corp., Initial Term Loan, 1st Lien	813,300	1/14/2019	646	268
Mavenir Systems Inc., Initial Term Loan, 1st Lien	194,513	8/17/2021	193	180
Preferred Stock
Guitar Center	39	1/8/2021	4	3
Warrant
Carestream Health Inc.	–	4/18/2022	–	–
Guitar Center	527	1/8/2021	29	51
Guitar Center	574	1/8/2021	21	35
Guitar Center	47	1/8/2021	2	3
			$2,741	$1,910

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bills
1.542%, 11/25/2022 (A)	$170,000	$168,591
1.055%, 09/29/2022 (A)	100,000	99,590
0.824%, 09/15/2022 (A)	73,842	73,596
0.700%, 09/08/2022 (A)	40,000	39,882
0.368%, 07/21/2022 (A)	69,000	68,961
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,517	4,247
3.625%, 04/15/2028	1,787	2,088
3.375%, 04/15/2032	4,886	6,104
2.500%, 01/15/2029	2,558	2,844
2.375%, 01/15/2025	1,227	1,300
2.375%, 01/15/2027	1,434	1,557
2.125%, 02/15/2040	1,338	1,561
2.125%, 02/15/2041	1,320	1,534
2.000%, 01/15/2026	1,457	1,543
1.750%, 01/15/2028	654	694
1.375%, 02/15/2044	1,241	1,269
1.000%, 02/15/2046	1,586	1,503
1.000%, 02/15/2049	2,298	2,211
0.875%, 01/15/2029	13,791	13,920
0.750%, 07/15/2028	16,470	16,588
0.750%, 02/15/2042	1,791	1,636
0.750%, 02/15/2045	921	824
0.625%, 01/15/2024	1,239	1,260
0.625%, 01/15/2026	6,084	6,152
0.625%, 02/15/2043	1,886	1,666
0.500%, 01/15/2028	18,835	18,706
0.375%, 07/15/2023	1,242	1,264
0.375%, 07/15/2025	6,096	6,157
0.375%, 01/15/2027	2,394	2,385
0.250%, 01/15/2025	610	614
0.250%, 07/15/2029	24,300	23,562
0.250%, 02/15/2050	337	266
0.125%, 07/15/2022	629	631
0.125%, 01/15/2023	6,263	6,368
0.125%, 07/15/2024	8,523	8,605
0.125%, 10/15/2024	5,071	5,102
0.125%, 10/15/2025	5,014	5,010
0.125%, 04/15/2026	3,032	3,003
0.125%, 07/15/2026	6,031	5,982
0.125%, 04/15/2027	5,017	4,940
0.125%, 01/15/2030	23,710	22,631
0.125%, 07/15/2030	26,499	25,270
0.125%, 01/15/2031	26,655	25,352
0.125%, 07/15/2031	27,081	25,748
0.125%, 01/15/2032	26,491	25,145

Total U.S. Treasury Obligations
(Cost $755,825) ($ Thousands)		737,862

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 16.5%

Canada Government International Bond
2.000%, 11/15/2022		$375	$375
Council of Europe Development Bank
2.625%, 02/13/2023		500	498
1.750%, 09/26/2022		250	250
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	26,972	31,522
0.100%, 04/15/2023		8,336	9,038
0.100%, 04/15/2026		15,447	17,221
0.100%, 04/15/2033		10,657	12,079
0.100%, 04/15/2046		6,439	7,914
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023		$750	750
European Investment Bank
2.500%, 03/15/2023		375	374
Export Development Canada
2.750%, 03/15/2023		750	751
2.500%, 01/24/2023		750	749
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,390	1,908
3.150%, 07/25/2032		2,836	4,011
2.100%, 07/25/2023(B)		2,316	2,591
1.850%, 07/25/2027		14,221	17,163
1.800%, 07/25/2040(B)		1,970	2,658
1.100%, 07/25/2022		1,244	1,308
0.700%, 07/25/2030(B)		18,048	20,880
0.250%, 07/25/2024		4,893	5,468
0.100%, 03/01/2025		4,779	5,265
0.100%, 03/01/2026(B)		1,583	1,756
0.100%, 03/01/2028		9,097	10,093
0.100%, 03/01/2029		6,088	6,710
0.100%, 07/25/2031(B)		8,208	8,974
0.100%, 03/01/2032		1,800	1,984
0.100%, 03/01/2036(B)		1,583	1,705
0.100%, 07/25/2036(B)		4,563	4,795
0.100%, 07/25/2047(B)		1,317	1,360
Inter-American Development Bank
2.625%, 01/16/2024		$375	372
2.500%, 01/18/2023		750	749
1.750%, 09/14/2022		1,000	999
International Bank for Reconstruction & Development
7.625%, 01/19/2023		750	770
2.125%, 07/01/2022		375	375
1.875%, 10/07/2022		875	874
1.750%, 04/19/2023		1,000	992
International Finance MTN
2.875%, 07/31/2023		375	375
2.000%, 10/24/2022		750	749

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026(B)	EUR	3,892	$4,643
2.600%, 09/15/2023(B)		1,309	1,479
2.550%, 09/15/2041(B)		1,969	2,421
2.350%, 09/15/2024(B)		2,075	2,374
2.350%, 09/15/2035(B)		3,427	3,975
1.300%, 05/15/2028(B)		3,842	4,179
1.250%, 09/15/2032(B)		5,613	5,841
0.650%, 05/15/2026		3,560	3,834
0.400%, 05/15/2030(B)		6,900	6,865
0.150%, 05/15/2051(B)		1,098	790
0.100%, 05/15/2023		1,003	1,090
Korea International Bond
2.750%, 01/19/2027		$1,000	967
North American Development Bank
2.400%, 10/26/2022		200	200
Province of Alberta Canada
2.200%, 07/26/2022		1,000	1,000
Province of British Columbia Canada
2.000%, 10/23/2022		750	749
Province of Ontario Canada
2.200%, 10/03/2022		500	500
Province of Quebec Canada
2.625%, 02/13/2023		500	499
United Kingdom Gilt Inflation Linked
4.285%, 07/22/2030	GBP	500	2,191
2.500%, 07/17/2024		340	1,546
2.000%, 01/26/2035		932	3,064
1.875%, 11/22/2022		813	1,023
1.250%, 11/22/2027		2,586	3,651
1.250%, 11/22/2032		11,804	18,471
1.250%, 11/22/2055		1,393	2,900
1.125%, 11/22/2037		3,143	5,225
0.750%, 03/22/2034		10,518	15,940
0.750%, 11/22/2047		1,449	2,487
0.625%, 03/22/2040		2,318	3,658
0.625%, 11/22/2042		3,780	6,092
0.500%, 03/22/2050		784	1,305
0.375%, 03/22/2062		1,561	2,755
0.250%, 03/22/2052		1,659	2,628
0.125%, 03/22/2024		3,313	4,251
0.125%, 03/22/2026		4,924	6,433
0.125%, 08/10/2028		8,124	10,913
0.125%, 03/22/2029		6,737	9,142
0.125%, 08/10/2031		4,672	6,563
0.125%, 03/22/2044		4,279	6,338
0.125%, 08/10/2048		4,018	6,094
0.125%, 03/22/2058		6,146	9,732
0.125%, 11/22/2065		1,413	2,381

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.125%, 03/22/2068	GBP	2,680	$4,701

Total Sovereign Debt
(Cost $423,407) ($ Thousands)			367,295

	Shares
FOREIGN COMMON STOCK — 2.9%

Australia — 0.1%
Ampol Ltd		2,048	48
APA Group		14,676	114
Aristocrat Leisure Ltd		3,212	76
ASX Ltd		1,383	78
Aurizon Holdings Ltd		21,309	56
BHP Group Ltd		3,324	93
BlueScope Steel Ltd		3,194	35
Brambles Ltd		4,589	34
Cochlear Ltd		834	114
Coles Group Ltd		10,674	131
Commonwealth Bank of Australia		792	49
Computershare Ltd		8,847	150
CSL Ltd		892	165
Dexus *‡		7,723	47
Domino's Pizza Enterprises Ltd		1,046	49
Endeavour Group Ltd/Australia		22,375	116
Evolution Mining Ltd		51,564	84
Fortescue Metals Group Ltd		3,424	41
Goodman Group ‡		3,333	41
IDP Education Ltd		3,370	55
Insurance Australia Group Ltd		20,132	60
Lendlease Corp Ltd ‡		5,588	35
Lottery Corp Ltd/The *		30,312	94
Medibank Pvt Ltd		28,257	63
Newcrest Mining Ltd		3,749	54
Northern Star Resources Ltd		20,330	96
Orica Ltd		4,582	50
Origin Energy Ltd		9,571	38
REA Group Ltd		484	37
Rio Tinto PLC		815	48
Santos Ltd		10,191	52
SEEK Ltd		2,052	30
Sonic Healthcare Ltd		4,379	99
Suncorp Group Ltd		7,008	53
Telstra Corp Ltd, Cl B		53,641	142
Treasury Wine Estates Ltd		15,968	125
Washington H Soul Pattinson & Co Ltd		3,573	58
Wesfarmers Ltd		2,749	79
WiseTech Global Ltd		4,546	118
Woodside Energy Group Ltd		5,284	116
Woolworths Group Ltd		6,248	153
Xero Ltd *		1,446	76

			3,252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Austria — 0.0%
Erste Group Bank AG	2,036	$52

Belgium — 0.1%
Ageas SA/NV	1,537	67
Anheuser-Busch InBev SA/NV	4,659	250
Argenx SE *	613	229
Elia Group SA/NV	1,133	160
Groupe Bruxelles Lambert SA	357	30
KBC Group NV	780	44
Proximus SADP	16,764	247
Solvay SA	1,000	81
UCB SA, Cl A	2,051	173
Umicore SA	1,214	42

		1,323

Brazil — 0.0%
Yara International ASA	666	28

Canada — 0.2%
Agnico Eagle Mines Ltd	4,657	213
Air Canada, Cl A *	2,823	35
Algonquin Power & Utilities Corp	5,110	69
Alimentation Couche-Tard Inc	1,594	62
Bank of Nova Scotia/The, Cl C	583	34
Barrick Gold Corp	5,823	103
Bausch Health Cos Inc *	1,753	15
BCE Inc	920	45
BlackBerry Ltd *	8,664	47
Brookfield Renewable Corp, Cl A	2,401	85
Cameco Corp	1,757	37
Canadian Pacific Railway Ltd	1,666	116
Canadian Tire Corp Ltd, Cl A	894	113
Canadian Utilities Ltd, Cl A	2,438	73
CCL Industries Inc, Cl B	2,082	98
CGI Inc, Cl A *	1,997	159
Constellation Software Inc/Canada	100	148
Dollarama Inc	3,557	204
Emera Inc	1,092	51
Empire Co Ltd, Cl A	7,348	226
First Quantum Minerals Ltd (Canada)	2,143	41
FirstService Corp ‡	408	49
Franco-Nevada Corp	892	117
George Weston Ltd	1,417	165
GFL Environmental Inc	2,693	69
Gildan Activewear Inc	3,722	107
iA Financial Corp Inc	1,071	53
Keyera Corp	1,776	40
Kinross Gold Corp	13,832	49
Lightspeed Commerce Inc *	1,493	33
Loblaw Cos Ltd	4,805	432

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Magna International Inc, Cl A	1,520	$83
Metro Inc/CN, Cl A	8,501	455
Northland Power Inc	1,799	53
Nutrien Ltd	1,332	106
Nuvei Corp *	1,035	37
Onex Corp	1,036	52
Open Text Corp	2,952	111
Pan American Silver Corp	2,322	46
Parkland Corp	1,300	35
Quebecor Inc, Cl B	3,150	67
Restaurant Brands International Inc	2,731	137
Ritchie Bros Auctioneers Inc, Cl B	1,894	123
Royal Bank of Canada	576	56
Saputo Inc	4,704	102
Shopify Inc, Cl A *	630	20
Teck Resources Ltd, Cl B	2,736	84
TELUS Corp	4,854	108
Thomson Reuters Corp	2,088	217
Toronto-Dominion Bank/The	1,857	122
Wheaton Precious Metals Corp	2,919	105
WSP Global Inc	1,000	113

		5,320

China — 0.0%
Sands China Ltd *	18,800	45

Denmark — 0.1%
Carlsberg AS, Cl B	1,017	129
Chr Hansen Holding A/S	1,282	93
Coloplast A/S, Cl B	1,741	198
Danske Bank A/S	4,024	57
Demant A/S *	2,583	97
DSV A/S	468	65
Genmab A/S *	435	140
GN Store Nord AS	1,712	60
Novo Nordisk A/S, Cl B	3,164	350
Novozymes A/S, Cl B	2,193	131
Orsted AS	938	98
Pandora A/S	660	42
Tryg A/S	2,801	63
Vestas Wind Systems A/S	1,472	31

		1,554

Finland — 0.0%
Elisa Oyj	1,739	98
Kesko Oyj, Cl B	3,963	93
Kone Oyj, Cl B	1,311	62
Nokia Oyj	10,220	47
Orion Oyj, Cl B	2,179	97
UPM-Kymmene Oyj, Cl V	1,682	51

		448

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
France — 0.2%
Aeroports de Paris, Cl A	373	$47
Air Liquide SA	872	117
Arkema SA	736	65
BioMerieux	284	28
Bollore SE	19,190	89
Bouygues SA	892	27
Capgemini SE	366	63
Carrefour SA	6,251	110
Covivio ‡	434	24
Dassault Systemes SE	1,640	60
Eiffage SA	687	62
Electricite de France SA	30,650	250
Engie SA	23,170	265
Eurazeo SE	468	29
Euronext NV	536	44
Gecina SA ‡	323	30
Getlink SE	4,624	81
Hermes International	44	49
Ipsen SA	736	69
Kering SA	119	61
La Francaise des Jeux SAEM	1,007	35
Legrand SA	1,748	129
L'Oreal SA	545	188
LVMH Moet Hennessy Louis Vuitton SE	84	51
Orange SA	5,452	64
Pernod Ricard SA	584	107
Publicis Groupe SA	2,463	120
Remy Cointreau SA	674	118
Renault SA	4,398	109
Sanofi	904	91
Sartorius Stedim Biotech	390	122
Sodexo SA	477	33
STMicroelectronics NV	1,562	49
Teleperformance	98	30
Thales SA, Cl A	220	27
TotalEnergies SE	12,434	655
Ubisoft Entertainment SA *	2,674	117
Valeo	1,298	25
Veolia Environnement SA	5,206	127
Vinci SA	720	64
Vivendi SE	5,328	54
Wendel SE	480	40
Worldline SA/France *	865	32

		3,957

Germany — 0.2%
adidas AG	308	54
Allianz SE	347	66
Bayerische Motoren Werke AG	600	46
Beiersdorf AG	1,765	180
Brenntag SE	810	53

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Carl Zeiss Meditec AG	1,160	$138
Commerzbank AG	4,489	31
Continental AG	779	54
Covestro AG	1,507	52
Deutsche Boerse AG	198	33
Deutsche Lufthansa AG *	9,318	54
Deutsche Telekom AG	6,455	128
E.ON SE	27,558	231
GEA Group AG	1,568	54
Hannover Rueck SE	313	45
HeidelbergCement AG	879	42
HelloFresh SE *	3,129	101
Henkel AG & Co KGaA	2,041	125
Infineon Technologies AG	2,515	61
Knorr-Bremse AG	603	34
Merck KGaA	757	128
MTU Aero Engines AG	221	40
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	64
Puma SE	744	49
QIAGEN NV *	5,142	240
Rational AG	61	35
RWE AG	9,223	338
Scout24 SE	1,602	82
Siemens Healthineers AG	2,595	132
Symrise AG, Cl A	1,058	115
Telefonica Deutschland Holding AG	49,295	141
Uniper SE	9,383	139
United Internet AG	3,471	99
Vonovia SE ‡	1,664	51
Zalando SE *	1,399	37

		3,272

Hong Kong — 0.2%
AIA Group Ltd	6,600	72
Budweiser Brewing Co APAC Ltd	30,700	92
CK Asset Holdings Ltd ‡	5,931	42
CK Hutchison Holdings Ltd	18,208	123
CK Infrastructure Holdings Ltd	80,500	493
CLP Holdings Ltd, Cl B	134,838	1,119
ESR Group Ltd *‡	7,400	20
Galaxy Entertainment Group Ltd	10,000	60
HK Electric Investments & HK Electric Investments Ltd	737,000	676
HKT Trust & HKT Ltd	19,010	26
Hong Kong & China Gas Co Ltd	1,138,999	1,226
Power Assets Holdings Ltd	150,974	949
Sino Land Co Ltd ‡	28,000	41
Swire Properties Ltd ‡	18,400	46
Techtronic Industries Co Ltd	6,501	68
WH Group Ltd	85,329	66

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Xinyi Glass Holdings Ltd	30,000	$72

		5,191

Ireland — 0.0%
CRH PLC	2,389	82
Flutter Entertainment PLC *	365	37
James Hardie Industries PLC	2,747	60
Kerry Group PLC, Cl A	4,321	413

		592

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	84
Bank Leumi Le-Israel BM	11,928	106
Elbit Systems Ltd	527	120
Nice Ltd *	1,264	242
Teva Pharmaceutical Industries Ltd ADR *	32,855	247
Wix.com Ltd *	1,696	111

		910

Italy — 0.1%
Amplifon SpA	2,640	81
Atlantia SpA	3,095	72
Davide Campari-Milano NV	7,301	77
DiaSorin SpA	1,377	180
Ferrari NV	737	135
Infrastrutture Wireless Italiane SpA	8,712	88
Intesa Sanpaolo SpA	10,901	20
Moncler SpA	2,825	121
Nexi SpA *	6,804	56
Poste Italiane SpA	8,102	76
Prysmian SpA	1,571	43
Recordati Industria Chimica e Farmaceutica SpA	2,887	125
Stellantis NV	6,352	78
Telecom Italia SpA/Milano	79,865	21
Terna - Rete Elettrica Nazionale	14,047	110
UniCredit SpA	3,777	36

		1,319

Japan — 0.9%
Advantest Corp	600	32
Aeon Co Ltd, Cl H	5,400	94
Aisin Corp	1,500	46
Ajinomoto Co Inc	16,500	401
ANA Holdings Inc	3,500	64
Asahi Group Holdings Ltd	2,400	79
Asahi Intecc Co Ltd	2,900	44
Asahi Kasei Corp	4,200	32
Astellas Pharma Inc	6,600	103
Bandai Namco Holdings Inc	1,500	106
Brother Industries Ltd	3,100	54
Canon Inc	5,200	118

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Capcom Co Ltd	6,300	$153
Central Japan Railway Co	600	69
Chiba Bank Ltd/The, Cl B	7,300	40
Chubu Electric Power Co Inc	50,000	503
Chugai Pharmaceutical Co Ltd	2,500	64
Concordia Financial Group Ltd	15,100	52
CyberAgent Inc	9,100	90
Dai Nippon Printing Co Ltd	3,300	71
Daifuku Co Ltd	700	40
Dai-ichi Life Holdings Inc	2,300	42
Daiichi Sankyo Co Ltd	2,400	61
Daito Trust Construction Co Ltd	900	78
Daiwa House Industry Co Ltd ‡	1,300	30
Daiwa House Investment Corp ‡	42	95
Dentsu Group Inc	3,500	105
Disco Corp	200	47
East Japan Railway Co	1,200	61
Eisai Co Ltd	1,400	59
ENEOS Holdings Inc	298,600	1,129
FUJIFILM Holdings Corp	3,500	187
Fujitsu Ltd	400	50
GLP J-Reit ‡	44	54
GMO Payment Gateway Inc	900	63
Hakuhodo DY Holdings Inc	5,800	53
Hamamatsu Photonics KK	1,500	58
Hankyu Hanshin Holdings Inc	3,600	98
Hirose Electric Co Ltd	682	90
Hitachi Construction Machinery Co Ltd	3,100	69
Hitachi Metals Ltd	3,300	50
Hoya Corp	800	68
Ibiden Co Ltd	1,500	42
Idemitsu Kosan Co Ltd	43,898	1,057
Iida Group Holdings Co Ltd	3,400	52
Inpex Corp	67,000	725
Ito En Ltd	2,000	90
ITOCHU Corp	3,700	100
Itochu Techno-Solutions Corp	2,800	69
Japan Metropolitan Fund Invest, Cl A ‡	64	50
Japan Post Bank Co Ltd	14,500	113
Japan Post Holdings Co Ltd	13,200	94
Japan Real Estate Investment Corp ‡	12	55
Japan Tobacco Inc	6,700	116
JFE Holdings Inc	5,400	57
JSR Corp	1,900	49
Kakaku.com Inc	4,300	71
Kansai Electric Power Co Inc/The	81,800	809
Kao Corp	1,800	72
KDDI Corp	8,800	278
Keio Corp	2,500	89
Keyence Corp	200	68
Kikkoman Corp	900	48
Kintetsu Group Holdings Co Ltd	4,000	124

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kirin Holdings Co Ltd	4,100	$65
Kobayashi Pharmaceutical Co Ltd	1,100	68
Kobe Bussan Co Ltd	2,600	64
Koei Tecmo Holdings Co Ltd	3,180	103
Komatsu Ltd	4,100	91
Konami Group Corp	2,200	122
Kose Corp	1,000	91
Kubota Corp	3,100	46
Kyocera Corp	1,500	80
Kyowa Kirin Co Ltd	4,100	92
Lasertec Corp	300	36
Lixil Corp	2,000	37
M3 Inc	1,900	55
Marubeni Corp	7,100	64
McDonald's Holdings Co Japan Ltd	5,223	190
MEIJI Holdings Co Ltd	2,400	118
Mitsubishi Chemical Group Corp, Cl B	8,100	44
Mitsui Fudosan Co Ltd ‡	2,500	54
MonotaRO Co Ltd	4,700	70
Murata Manufacturing Co Ltd	700	38
NEC Corp	1,400	54
Nexon Co Ltd	10,100	206
Nintendo Co Ltd	304	131
Nippon Building Fund Inc ‡	13	65
Nippon Paint Holdings Co Ltd	5,400	40
Nippon Prologis Inc ‡	40	98
Nippon Sanso Holdings Corp	2,600	41
Nippon Shinyaku Co Ltd	1,500	91
Nippon Steel Corp	4,300	60
Nippon Telegraph & Telephone Corp	7,400	212
Nippon Yusen KK	1,800	123
Nissan Chemical Corp	1,800	83
Nisshin Seifun Group Inc	4,815	56
Nissin Foods Holdings Co Ltd	2,000	138
Nitori Holdings	600	57
Nomura Holdings Inc	12,000	44
Nomura Real Estate Master Fund Inc ‡	44	55
Nomura Research Institute Ltd	2,934	78
NTT Data Corp	5,700	79
Obic Co Ltd	400	57
Odakyu Electric Railway Co Ltd	3,500	47
Oji Holdings Corp	14,000	61
Olympus Corp	3,600	72
Omron Corp, Cl JP	700	36
Ono Pharmaceutical Co Ltd	10,800	277
Oracle Corp Japan	1,200	69
Oriental Land Co Ltd/Japan	1,200	167
ORIX Corp	3,400	57
Osaka Gas Co Ltd	34,400	657
Otsuka Corp	2,000	59
Otsuka Holdings Co Ltd	2,600	92
Pan Pacific International Holdings Corp	19,200	306

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Panasonic Holdings Corp	20,400	$165
Rakuten Group Inc	7,600	34
Renesas Electronics Corp *	4,800	44
Ricoh Co Ltd	5,000	39
Rohm Co Ltd	700	49
SBI Holdings Inc/Japan	4,300	84
SCSK Corp	3,600	61
Secom Co Ltd	1,700	105
Seiko Epson Corp	2,500	35
Seven & i Holdings Co Ltd	3,600	140
Sharp Corp/Japan	4,700	36
Shimadzu Corp	2,300	73
Shimano Inc	400	67
Shionogi & Co Ltd	1,600	81
Shiseido Co Ltd	1,900	76
Shizuoka Bank Ltd/The	12,000	72
SoftBank Corp	14,200	157
SoftBank Group Corp	1,900	73
Sony Group Corp	800	65
Square Enix Holdings Co Ltd	2,200	97
Subaru Corp	3,700	66
SUMCO Corp	3,000	39
Sumitomo Chemical Co Ltd	39,700	155
Sumitomo Corp	6,500	89
Sumitomo Metal Mining Co Ltd	1,000	31
Suntory Beverage & Food Ltd	3,500	132
Sysmex Corp	1,700	102
T&D Holdings Inc	4,600	55
Taisei Corp	1,900	59
Takeda Pharmaceutical Co Ltd	4,318	121
TDK Corp	1,500	46
Terumo Corp	2,800	84
Tobu Railway Co Ltd	5,000	114
Toho Co Ltd/Tokyo	3,600	130
Tokio Marine Holdings Inc	2,300	134
Tokyo Electric Power Co Holdings Inc *	161,400	674
Tokyo Electron Ltd	100	33
Tokyo Gas Co Ltd	61,800	1,277
Tokyu Corp	7,000	82
Toray Industries Inc	10,000	56
Toyota Industries Corp	700	43
Toyota Motor Corp	12,000	185
Trend Micro Inc/Japan	2,400	117
Unicharm Corp	7,900	264
Welcia Holdings Co Ltd	5,700	114
Yakult Honsha Co Ltd	2,100	121
Yamaha Corp	1,100	45
Yamato Holdings Co Ltd	2,500	40
Yaskawa Electric Corp	1,400	45
Yokogawa Electric Corp	3,700	61

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Z Holdings Corp	17,700	$52

		20,345

Jordan — 0.0%
Hikma Pharmaceuticals PLC	4,056	80

Luxembourg — 0.0%
Eurofins Scientific SE	880	69

Netherlands — 0.1%
ABN AMRO Bank NV	6,628	74
Adyen NV *	65	94
Aegon NV	17,146	74
Akzo Nobel NV	447	29
ArcelorMittal SA	2,187	49
ASM International NV	322	80
ASML Holding NV	209	100
Heineken Holding NV	625	45
ING Groep NV	6,781	67
Just Eat Takeaway.com NV *	928	15
Koninklijke Ahold Delhaize NV	6,728	175
Koninklijke DSM NV	490	70
Koninklijke KPN NV	78,123	278
Koninklijke Philips NV	3,809	82
Prosus NV	898	59
Universal Music Group NV	7,038	141
Wolters Kluwer NV	2,040	197

		1,629

New Zealand — 0.0%
Auckland International Airport Ltd *	12,197	54
Fisher & Paykel Healthcare Corp Ltd	1,443	18
Spark New Zealand Ltd	24,430	73

		145

Norway — 0.0%
Gjensidige Forsikring ASA	2,524	51
Mowi ASA	2,574	59
Norsk Hydro ASA	22,961	128

		238

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
Jeronimo Martins SGPS SA	1,562	34

		34

Singapore — 0.0%
Ascendas Real Estate Investment Trust ‡	17,600	36
Capitaland Investment Ltd/Singapore ‡	15,100	41
City Developments Ltd ‡	7,600	45
Jardine Matheson Holdings Ltd	764	40

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Oversea-Chinese Banking Corp Ltd	4,100	$33
Sea Ltd ADR *	6,272	419
Singapore Airlines Ltd	22,800	84
Singapore Exchange Ltd	7,100	48
Singapore Technologies Engineering Ltd	8,700	26

		772

South Africa — 0.0%
Anglo American PLC	1,722	61

South Korea — 0.0%
Delivery Hero SE *	1,881	70

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA	1,954	47
Aena SME SA *	513	65
CaixaBank SA	13,416	47
Cellnex Telecom SA	1,317	51
Enagas SA	3,003	66
Ferrovial SA	2,453	62
Grifols SA *	5,142	97
Iberdrola SA	8,302	86
Industria de Diseno Textil SA	6,929	156
Red Electrica Corp SA	2,684	51
Siemens Gamesa Renewable Energy SA	2,624	49

		777

Sweden — 0.1%
Aker BP	18,424	639
Atlas Copco AB, Cl A	1,380	13
Boliden AB	2,335	74
Electrolux AB, Cl B	3,309	44
Embracer Group AB, Cl B *	28,385	216
Epiroc AB, Cl A	416	6
EQT AB	570	12
Essity AB, Cl B	1,340	35
Getinge AB, Cl B	1,631	38
H & M Hennes & Mauritz AB, Cl B	2,264	27
Hexagon AB, Cl B	6,475	67
Kinnevik AB, Cl B *	1,565	25
Nordea Bank Abp, Cl A	6,982	61
Orron Energy AB	19,374	13
Sinch AB *	5,721	19
Skandinaviska Enskilda Banken AB, Cl A	7,936	78
Svenska Cellulosa AB SCA, Cl B	4,559	68
Svenska Handelsbanken AB, Cl A	7,194	61
Swedbank AB, Cl A	3,925	50
Swedish Match AB	11,190	114
Tele2 AB, Cl B	22,228	253
Telefonaktiebolaget LM Ericsson, Cl B	10,512	78

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Telia Co AB	99,130	$379

		2,370

Switzerland — 0.2%
Adecco Group AG	1,187	40
Alcon Inc	2,354	164
Baloise Holding AG	496	81
Barry Callebaut AG	104	231
Chocoladefabriken Lindt & Spruengli AG	1	105
Cie Financiere Richemont SA, Cl A	891	95
Geberit AG	215	103
Givaudan SA	26	91
Holcim AG	1,540	66
Logitech International SA	1,488	78
Lonza Group AG	296	157
Novartis AG	1,048	89
Partners Group Holding AG	76	68
Roche Holding AG	484	186
Schindler Holding AG	179	32
SGS SA, Cl B	41	94
Sika AG	195	45
Sonova Holding AG	526	167
Straumann Holding AG	960	115
Swatch Group AG/The, Cl B	251	59
Swiss Life Holding AG	180	87
Swiss Prime Site AG ‡	588	52
Swisscom AG	2,529	1,393
Temenos AG	836	71
UBS Group AG	4,371	70
Vifor Pharma AG	505	90
Zurich Insurance Group AG	87	38

		3,867

United Kingdom — 0.3%
Admiral Group PLC	2,390	65
Antofagasta PLC	4,517	63
Associated British Foods PLC	10,559	202
AstraZeneca PLC	1,317	173
Auto Trader Group PLC	16,934	114
AVEVA Group PLC	2,005	55
Barratt Developments PLC	6,905	38
Berkeley Group Holdings PLC	1,223	55
BP PLC	62,506	295
British American Tobacco PLC	4,565	195
BT Group PLC, Cl A	64,702	146
Bunzl PLC	3,000	99
Burberry Group PLC	2,683	54
Coca-Cola Europacific Partners PLC	2,530	131
Coca-Cola HBC AG	8,670	192
Compass Group PLC	3,169	65
DCC PLC	732	45
Diageo PLC	2,888	124

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Experian PLC	2,610	$76
Halma PLC	5,482	134
Hargreaves Lansdown PLC	4,638	44
HSBC Holdings PLC	22,379	146
Imperial Brands PLC	5,956	133
Informa PLC *	27,468	176
InterContinental Hotels Group PLC	861	45
J Sainsbury PLC	54,025	134
Johnson Matthey PLC	1,866	44
Kingfisher PLC	15,739	47
Kingspan Group PLC	608	37
Land Securities Group PLC	4,420	36
Linde PLC	660	190
London Stock Exchange Group PLC	585	54
National Grid PLC	26,031	333
NMC Health PLC *	12,179	—
Ocado Group PLC *	7,660	73
Pearson PLC	15,495	141
Pentair PLC	1,382	63
Persimmon PLC	1,207	27
Phoenix Group Holdings PLC	7,887	56
Prudential PLC	1,980	24
Reckitt Benckiser Group PLC	405	30
RELX PLC	3,034	82
Rentokil Initial PLC	12,011	69
Rolls-Royce Holdings PLC *	19,553	20
Sage Group PLC/The	12,410	96
Segro PLC ‡	3,917	46
Severn Trent PLC	6,494	214
Shell PLC	12,490	324
Smith & Nephew PLC	7,784	108
Smiths Group PLC	3,056	52
Smurfit Kappa Group PLC	3,031	102
Spirax-Sarco Engineering PLC	249	30
SSE PLC	8,543	168
Tesco PLC	17,126	53
Unilever PLC	702	32
United Utilities Group PLC, Cl B	16,150	200
Vodafone Group PLC	67,936	105
Whitbread PLC	1,289	39
WPP PLC	13,691	137

		6,031

United States — 0.1%
Accenture PLC, Cl A	286	79
Allegion plc	654	64
Amcor PLC	16,032	199
Aon PLC, Cl A	234	63
Aptiv PLC *	853	76
Eaton Corp PLC	402	51
GSK PLC	6,114	131
Johnson Controls International plc	3,007	144

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Medtronic PLC	1,787	$161
Nestle SA	1,850	215
Trane Technologies PLC	641	83

		1,266

Total Foreign Common Stock
(Cost $65,043) ($ Thousands)		65,017

COMMON STOCK — 2.6%

Communication Services — 0.2%
Activision Blizzard Inc	2,968	231
Alphabet Inc, Cl A *	115	251
AT&T Inc	16,055	337
Charter Communications Inc, Cl A *	386	181
Comcast Corp, Cl A	5,273	207
DISH Network Corp, Cl A *	7,349	132
Electronic Arts Inc	1,763	214
Fox Corp, Cl B	6,025	179
Interpublic Group of Cos Inc/The	7,556	208
Live Nation Entertainment Inc *	1,966	162
Lumen Technologies Inc	36,323	396
Match Group Inc *	2,598	181
Meta Platforms Inc, Cl A *	1,041	168
Netflix Inc *	572	100
News Corp, Cl B	12,829	204
Omnicom Group Inc	3,054	194
Paramount Global, Cl B	6,283	155
Singapore Telecommunications Ltd	541,800	985
Take-Two Interactive Software Inc, Cl A *	1,489	182
T-Mobile US Inc *	2,725	367
Twitter Inc *	6,607	247
Verizon Communications Inc	10,486	532
Walt Disney Co/The *	1,666	157
Warner Bros Discovery Inc *	12,559	169

		6,139
Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	96
Amazon.com Inc, Cl A *	920	98
AutoZone Inc *	63	135
Bath & Body Works Inc	2,693	73
Best Buy Co Inc	1,132	74
Booking Holdings Inc *	47	82
BorgWarner Inc	2,489	83
CarMax Inc *	796	72
Chipotle Mexican Grill Inc, Cl A *	60	78
Darden Restaurants Inc	800	91
Dollar General Corp	528	130
Dollar Tree Inc *	910	142
Domino's Pizza Inc	229	89

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DR Horton Inc	1,517	$100
eBay Inc	1,838	77
Etsy Inc *	824	60
Expedia Group Inc *	847	80
Garmin Ltd	1,316	129
General Motors Co *	2,191	70
Hasbro Inc	959	79
Hilton Worldwide Holdings Inc	1,035	115
Home Depot Inc/The	344	94
Las Vegas Sands Corp *	3,108	104
Lennar Corp, Cl A	1,120	79
LKQ Corp	2,394	118
Lowe's Cos Inc	598	104
Marriott International Inc/MD, Cl A	453	62
McDonald's Corp	446	110
MGM Resorts International	2,528	73
Mohawk Industries Inc *	714	89
Newell Brands Inc, Cl B	4,778	91
NIKE Inc, Cl B	913	93
O'Reilly Automotive Inc *	186	118
Penn National Gaming Inc *	2,062	63
PVH Corp	953	54
Ralph Lauren Corp, Cl A	835	75
Ross Stores Inc	1,391	98
Royal Caribbean Cruises Ltd *	1,581	55
Starbucks Corp	1,082	83
Tapestry Inc	2,823	86
Target Corp, Cl A	683	96
Tesla Inc *	79	53
TJX Cos Inc/The	1,988	111
Tractor Supply Co	712	138
Ulta Beauty Inc *	252	97
VF Corp	2,239	99
Whirlpool Corp	588	91
Wynn Resorts Ltd *	1,214	69
Yum! Brands Inc	758	86
ZOZO Inc	1,800	32

		4,474
Consumer Staples — 0.4%
Altria Group Inc	4,096	171
Archer-Daniels-Midland Co	2,936	228
Brown-Forman Corp, Cl B	2,289	161
Campbell Soup Co	7,410	356
Church & Dwight Co Inc	2,519	233
Clorox Co/The	1,065	150
Coca-Cola Co/The	3,032	191
Colgate-Palmolive Co	3,689	296
Conagra Brands Inc	7,947	272
Constellation Brands Inc, Cl A	1,139	265
Costco Wholesale Corp	479	230
Estee Lauder Cos Inc/The, Cl A	852	217

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Mills Inc	5,970	$450
Hershey Co/The	1,347	290
Hormel Foods Corp	6,752	320
J M Smucker Co/The	2,772	355
JDE Peet's NV	3,766	107
Kellogg Co	4,858	347
Kimberly-Clark Corp	2,081	281
Kraft Heinz Co/The	8,225	314
Kroger Co/The	4,435	210
Lamb Weston Holdings Inc	2,378	170
McCormick & Co Inc/MD	3,138	261
Molson Coors Beverage Co, Cl B	3,119	170
Mondelez International Inc, Cl A	3,684	229
Monster Beverage Corp *	3,145	292
PepsiCo Inc	1,095	182
Philip Morris International Inc	2,561	253
Procter & Gamble Co/The	2,075	298
Sysco Corp, Cl A	2,272	192
Tyson Foods Inc, Cl A	2,695	232
Walgreens Boots Alliance Inc	4,466	169
Walmart Inc	1,137	138

		8,030
Energy — 0.2%
Baker Hughes Co, Cl A	6,778	196
Chevron Corp	1,696	246
ConocoPhillips	2,608	234
Coterra Energy Inc	9,055	233
Diamondback Energy Inc, Cl A	1,554	188
EOG Resources Inc	2,103	232
Exxon Mobil Corp	3,328	285
Halliburton Co	5,813	182
Hess Corp	3,016	319
Kinder Morgan Inc	11,252	189
Marathon Petroleum Corp	2,992	246
Occidental Petroleum Corp	5,199	306
ONEOK Inc	3,697	205
Phillips 66	2,119	174
Pioneer Natural Resources Co	950	212
Schlumberger NV, Cl A	4,748	170
Valero Energy Corp	2,323	247
Williams Cos Inc/The	6,562	205

		4,069
Financials — 0.2%
Allstate Corp/The	963	122
Ameriprise Financial Inc	353	84
Arthur J Gallagher & Co	347	57
Assurant Inc	976	169
Bank of America Corp	1,088	34
Bank of New York Mellon Corp/The	1,593	66
BlackRock Inc	75	46
Capital One Financial Corp	280	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	436	$49
Charles Schwab Corp/The	1,056	67
Chubb Ltd	198	39
Cincinnati Financial Corp	315	37
Citigroup Inc	1,014	47
Discover Financial Services	794	75
Fifth Third Bancorp	2,376	80
Franklin Resources Inc	2,773	65
Globe Life Inc	870	85
Goldman Sachs Group Inc/The	156	46
Hartford Financial Services Group Inc/The	671	44
Huntington Bancshares Inc/OH	2,954	36
Intercontinental Exchange Inc	482	45
Invesco Ltd	3,850	62
JPMorgan Chase & Co	293	33
KeyCorp	2,956	51
Loews Corp	1,583	94
M&T Bank Corp	1,522	243
MarketAxess Holdings Inc	257	66
Marsh & McLennan Cos Inc	634	98
MetLife Inc	351	22
Morgan Stanley	1,357	103
MSCI Inc, Cl A	231	95
Nasdaq Inc, Cl A	368	56
Northern Trust Corp	370	36
PNC Financial Services Group Inc/The	607	96
Principal Financial Group Inc, Cl A	1,498	100
Progressive Corp/The	529	62
Prudential Financial Inc	736	70
Raymond James Financial Inc	1,314	117
Regions Financial Corp	3,285	62
S&P Global Inc	277	93
Sompo Holdings Inc	2,100	93
State Street Corp	770	47
SVB Financial Group, Cl B *	177	70
Synchrony Financial	2,695	74
T Rowe Price Group Inc	327	37
Travelers Cos Inc/The	101	17
US Bancorp	2,336	107
Wells Fargo & Co	1,682	66
Willis Towers Watson PLC	490	97

		3,489
Health Care — 0.3%
Abbott Laboratories	798	87
AbbVie Inc	968	148
ABIOMED Inc *	422	104
Agilent Technologies Inc	1,033	123
Align Technology Inc *	219	52
AmerisourceBergen Corp, Cl A	593	84
Amgen Inc, Cl A	646	157
Baxter International Inc	1,597	103

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Becton Dickinson and Co	396	$98
Biogen Inc *	427	87
Bio-Rad Laboratories Inc, Cl A *	142	70
Boston Scientific Corp *	2,255	84
Bristol-Myers Squibb Co	1,520	117
Cardinal Health Inc	1,236	65
Catalent Inc *	1,309	140
Centene Corp *	1,160	98
Cigna Corp	365	96
Cooper Cos Inc/The, Cl A	327	102
CVS Health Corp	1,342	124
Danaher Corp, Cl A	606	154
DENTSPLY SIRONA Inc	1,707	61
Dexcom Inc *	860	64
Edwards Lifesciences Corp, Cl A *	1,150	109
Elevance Health Inc	269	130
Eli Lilly & Co	431	140
Gilead Sciences Inc	1,887	117
HCA Healthcare Inc	406	68
Henry Schein Inc *	950	73
Hologic Inc *	1,195	83
Humana Inc	212	99
IDEXX Laboratories Inc *	187	66
Illumina Inc *	236	43
Incyte Corp *	1,159	88
Intuitive Surgical Inc *	390	78
Johnson & Johnson	1,720	305
Laboratory Corp of America Holdings	675	158
McKesson Corp	525	171
Merck & Co Inc	1,941	177
Mettler-Toledo International Inc *	80	92
Moderna Inc *	589	84
Organon & Co	2,369	80
PerkinElmer Inc	728	104
Pfizer Inc	2,320	122
Quest Diagnostics Inc	658	88
Regeneron Pharmaceuticals Inc *	259	153
ResMed Inc	487	102
Stryker Corp	346	69
Thermo Fisher Scientific Inc	120	65
UnitedHealth Group Inc	200	103
Universal Health Services Inc, Cl B	971	98
Vertex Pharmaceuticals Inc *	617	174
Viatris Inc, Cl W *	8,980	94
Waters Corp *	259	86
West Pharmaceutical Services Inc	276	83
Zimmer Biomet Holdings Inc	639	67
Zoetis Inc, Cl A	653	112

		5,899
Industrials — 0.2%
3M Co	608	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
A O Smith Corp	980	$54
Alaska Air Group Inc *	1,425	57
AMETEK Inc	926	102
Carrier Global Corp	1,544	55
CH Robinson Worldwide Inc	978	99
Cintas Corp	146	55
Copart Inc *	726	79
CSX Corp	2,961	86
Cummins Inc	289	56
Delta Air Lines Inc, Cl A *	1,919	56
Dover Corp	565	69
Emerson Electric Co	986	78
Equifax Inc	349	64
Expeditors International of Washington Inc	870	85
Fastenal Co, Cl A	1,178	59
FedEx Corp	571	129
Fortive Corp	1,754	95
Generac Holdings Inc *	415	87
General Dynamics Corp	849	188
General Electric Co	646	41
Honeywell International Inc	494	86
Howmet Aerospace Inc	2,374	75
Huntington Ingalls Industries Inc, Cl A	418	91
IDEX Corp	1,267	230
Illinois Tool Works Inc	606	110
Ingersoll Rand Inc	1,458	61
Jacobs Engineering Group Inc	942	120
JB Hunt Transport Services Inc	390	61
L3Harris Technologies Inc	320	77
Leidos Holdings Inc	1,361	137
Lockheed Martin Corp	186	80
Masco Corp	1,288	65
Nielsen Holdings PLC	10,077	234
Norfolk Southern Corp	347	79
Northrop Grumman Corp	381	182
Otis Worldwide Corp	879	62
PACCAR Inc	956	79
Parker-Hannifin Corp, Cl A	382	94
Quanta Services Inc	797	100
Raytheon Technologies Corp	905	87
Rockwell Automation Inc	289	58
Rollins Inc	4,270	149
Snap-on Inc	986	194
Southwest Airlines Co, Cl A *	1,959	71
TransDigm Group Inc *	128	69
Union Pacific Corp	311	66
United Parcel Service Inc, Cl B	363	66
United Rentals Inc *	308	75
Verisk Analytics Inc, Cl A	884	153
Waste Management Inc	830	127

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	691	$54

		4,865
Information Technology — 0.2%
Adobe Inc *	192	70
Advanced Micro Devices Inc *	841	64
Akamai Technologies Inc *	831	76
Analog Devices Inc	376	55
ANSYS Inc *	288	69
Applied Materials Inc	1,164	106
Autodesk Inc, Cl A *	366	63
Automatic Data Processing Inc	354	74
Broadcom Inc	192	93
Cadence Design Systems Inc *	1,227	184
Ceridian HCM Holding Inc *	1,787	84
Check Point Software Technologies Ltd *	1,215	148
Cisco Systems Inc	2,109	90
Citrix Systems Inc	1,065	104
Cognizant Technology Solutions Corp, Cl A	1,546	104
Corning Inc, Cl B	2,864	90
CyberArk Software Ltd *	1,312	168
DXC Technology Co *	2,072	63
Enphase Energy Inc *	541	106
F5 Inc, Cl A *	420	64
Fidelity National Information Services Inc, Cl B	799	73
Fiserv Inc, Cl A *	790	70
FleetCor Technologies Inc *	390	82
Global Payments Inc	738	82
Hewlett Packard Enterprise Co	8,829	117
HP Inc	2,363	78
Intel Corp	1,628	61
International Business Machines Corp	639	90
Intuit Inc	357	138
Jack Henry & Associates Inc	575	104
Juniper Networks Inc	2,925	84
Keysight Technologies Inc *	736	101
KLA Corp	464	148
Mastercard Inc, Cl A	332	105
Microchip Technology Inc	1,142	66
Micron Technology Inc	831	46
Microsoft Corp	768	197
Monolithic Power Systems Inc	286	110
Motorola Solutions Inc	235	49
NetApp Inc	725	47
NortonLifeLock Inc	4,139	91
Oracle Corp, Cl B	2,724	190
Paychex Inc	656	75
Paycom Software Inc *	261	73
PayPal Holdings Inc *	1,101	77
PTC Inc *	987	105
Qorvo Inc *	628	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QUALCOMM Inc	570	$73
Salesforce Inc *	438	72
ServiceNow Inc *	159	76
Skyworks Solutions Inc	656	61
Synopsys Inc *	211	64
Teledyne Technologies Inc *	176	66
Texas Instruments Inc	780	120
TIS Inc	3,300	86
Trimble Inc *	1,788	104
Tyler Technologies Inc *	247	82
VeriSign Inc *	681	114
Western Digital Corp *	1,138	51
Zebra Technologies Corp, Cl A *	163	48

		5,410
Materials — 0.2%
Air Products and Chemicals Inc	580	140
Albemarle Corp	1,075	225
Avery Dennison Corp	1,153	187
Ball Corp	1,736	119
Celanese Corp, Cl A	628	74
CF Industries Holdings Inc	2,959	254
Corteva Inc	5,121	277
Dow Inc	2,337	121
DuPont de Nemours Inc	2,736	152
Eastman Chemical Co	1,987	178
Ecolab Inc	1,343	207
FMC Corp	1,834	196
Freeport-McMoRan Inc, Cl B	3,462	101
International Flavors & Fragrances Inc	1,993	237
International Paper Co	6,235	261
LyondellBasell Industries NV, Cl A	1,153	101
Martin Marietta Materials Inc, Cl A	696	208
Mosaic Co/The	4,243	200
Newmont Corp	4,763	284
Packaging Corp of America	1,034	142
PPG Industries Inc	1,382	158
Sealed Air Corp	3,350	193
Sherwin-Williams Co/The, Cl A	828	185
Vulcan Materials Co	1,039	148
Westrock Co	5,436	217

		4,565
Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	91
American Tower Corp, Cl A ‡	353	90
Boston Properties Inc ‡	379	34
Crown Castle International Corp ‡	437	74
Digital Realty Trust Inc, Cl A ‡	526	68
Duke Realty Corp ‡	2,124	117
Equinix Inc ‡	66	43
Equity Residential ‡	1,670	121
Essex Property Trust Inc ‡	198	52

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Extra Space Storage Inc ‡	738	$125
Federal Realty OP LP ‡	1,348	129
Healthpeak Properties Inc ‡	1,687	44
Host Hotels & Resorts Inc ‡	8,096	127
Iron Mountain Inc ‡	1,556	76
Mid-America Apartment Communities Inc ‡	907	158
Prologis Inc ‡	549	65
Public Storage ‡	325	102
Realty Income Corp ‡	2,310	158
Regency Centers Corp ‡	515	30
SBA Communications Corp, Cl A ‡	152	49
UDR Inc ‡	2,549	117
Ventas Inc ‡	1,594	82
Vornado Realty Trust ‡	747	21
Welltower Inc ‡	476	39
Weyerhaeuser Co ‡	1,020	34

		2,046
Utilities — 0.4%
AES Corp/The	15,573	327
Alliant Energy Corp	7,767	455
Ameren Corp	4,410	399
American Electric Power Co Inc	3,595	345
American Water Works Co Inc	1,287	192
Atmos Energy Corp	1,688	189
CenterPoint Energy Inc	10,623	314
CMS Energy Corp	7,099	479
Consolidated Edison Inc	4,067	387
Constellation Energy Corp	6,342	363
Dominion Energy Inc	3,964	316
DTE Energy Co	2,191	278
Duke Energy Corp	3,471	372
Edison International	5,332	337
Entergy Corp	2,469	278
Evergy Inc	5,347	349
Eversource Energy	5,556	469
Exelon Corp	5,763	261
FirstEnergy Corp	5,862	225
NextEra Energy Inc	3,133	243
NiSource Inc	13,455	397
NRG Energy Inc	6,095	233
Pinnacle West Capital Corp	7,351	538
PPL Corp	9,644	262
Public Service Enterprise Group Inc	5,156	326
Sempra Energy	2,197	330
Southern Co/The	5,517	394
WEC Energy Group Inc	3,611	363
Xcel Energy Inc	7,537	533

		9,954

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $40,544) ($ Thousands)		$58,940

EXCHANGE TRADED FUND — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	14,340

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		14,340

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.6%
Consumer Discretionary — 0.0%
Toyota Motor
3.419%, 07/20/2023	$500	502
Toyota Motor Credit MTN
2.625%, 01/10/2023	375	374

		876

Consumer Staples — 0.1%
Colgate-Palmolive MTN
2.250%, 11/15/2022	1,250	1,247
Procter & Gamble Co/The
2.150%, 08/11/2022	250	250

		1,497

Energy — 0.1%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035	100	104
Equinor ASA
2.450%, 01/17/2023	1,250	1,249

		1,353

Financials — 0.3%
Bank of Montreal MTN
2.550%, 11/06/2022	250	250
Berkshire Hathaway
2.750%, 03/15/2023	1,000	1,000
FMS Wertmanagement
2.750%, 03/06/2023	375	375
2.000%, 08/01/2022	875	875
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	1,250	1,246
2.000%, 09/29/2022	750	750
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025	250	243

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Australia Bank Ltd
3.000%, 01/20/2023	$200	$200
Oesterreichische Kontrollbank
1.625%, 09/17/2022	250	250
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	500
Svensk Exportkredit MTN
2.875%, 03/14/2023	1,000	999
2.000%, 08/30/2022	250	250
1.625%, 11/14/2022	125	125
Toronto-Dominion Bank MTN
3.500%, 07/19/2023	250	250

		7,313

Information Technology — 0.1%
Apple
2.850%, 02/23/2023	1,000	1,000
2.400%, 05/03/2023	250	249
Microsoft
2.125%, 11/15/2022	500	500
Visa
2.800%, 12/14/2022	125	125
2.150%, 09/15/2022	125	125

		1,999

Total Corporate Obligations
(Cost $13,085) ($ Thousands)		13,038

	Shares
PREFERRED STOCK — 0.0%

Health Care — 0.0%
Sartorius AG (C)	306	106

Total Preferred Stock
(Cost $136) ($ Thousands)		106

Total Investments in Securities — 56.3%
(Cost $1,312,961) ($ Thousands)		$1,256,598

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	70	Jul-2022	$9,563	$9,645	$45
Australian 10-Year Bond	809	Sep-2022	66,661	66,142	(250)
Australian 10-Year Bond	271	Sep-2022	22,163	22,156	83
Australian 3-Year Bond	60	Sep-2022	4,447	4,434	5
Bloomberg Commodity Index^	3,513	Sep-2022	48,011	41,120	(6,891)
Brent Crude	420	Sep-2022	47,433	44,348	(3,085)
CAC40 10 Euro Index	22	Jul-2022	1,369	1,360	(15)
Canadian 10-Year Bond	821	Sep-2022	81,898	78,914	(2,468)
Coffee C	65	Sep-2022	5,495	5,609	114
Coffee C	61	Sep-2022	5,313	5,263	(49)
Copper	96	Oct-2022	10,470	8,904	(1,566)
Corn	318	Sep-2022	11,619	9,997	(1,622)
Cotton No. 2	29	Mar-2023	1,663	1,374	(289)
Cotton No. 2	95	Dec-2022	5,950	4,695	(1,255)
DAX Index	25	Sep-2022	8,704	8,345	(397)
Euro STOXX 50	62	Sep-2022	2,259	2,230	(38)
Euro-Bob	803	Sep-2022	107,201	104,257	(594)
Euro-BTP	266	Sep-2022	35,184	34,238	(181)
Euro-Bund	1,060	Sep-2022	168,374	164,874	(676)
Euro-Buxl	79	Sep-2022	14,438	13,508	(598)
Euro-OAT	134	Sep-2022	20,457	19,407	(572)
Feeder Cattle^	80	Oct-2022	6,970	7,049	79
Feeder Cattle^	5	Oct-2022	442	447	5
Feeder Cattle^	16	Aug-2022	1,445	1,389	(56)
FTSE 100 Index	288	Sep-2022	24,733	24,906	(103)
FTSE MIB Index	71	Sep-2022	8,124	7,871	(283)
FTSE/JSE Top 40 Index	59	Sep-2022	2,193	2,159	–
Gasoline	68	Sep-2022	10,104	9,716	(389)
Gasoline^	15	Aug-2022	2,206	2,228	22
Gold^	237	Sep-2022	44,196	42,833	(1,363)
Gold	7	Dec-2022	1,283	1,279	(3)
Hang Seng Index	103	Jul-2022	14,049	14,271	218
IBEX	89	Jul-2022	7,458	7,480	(9)
Japanese 10-Year Bond	29	Sep-2022	32,223	31,723	(103)
Japanese 10-Year Government Bond E-MINI	1,549	Sep-2022	174,412	169,489	(597)
KC HRW Wheat	18	Sep-2022	1,080	857	(223)
Lean Hogs	20	Oct-2022	734	709	(24)
Lean Hogs	57	Aug-2022	2,469	2,328	(142)
Live Cattle^	110	Sep-2022	5,884	5,833	(51)
Live Cattle	63	Nov-2022	3,522	3,497	(24)
LME Copper^	50	Sep-2022	12,572	10,325	(2,247)
LME Lead	20	Sep-2022	1,205	954	(251)
LME Nickel	47	Sep-2022	8,807	6,402	(2,406)
LME Primary Aluminum	248	Sep-2022	18,523	15,160	(3,363)
LME Zinc	216	Sep-2022	21,648	17,068	(4,580)
Long Gilt 10-Year Bond	439	Oct-2022	64,691	60,768	(2,065)
Low Sulphur Gasoil	98	Sep-2022	11,790	10,800	(991)
Low Sulphur Gasoil^	32	Aug-2022	3,700	3,597	(103)
Low Sulphur Gasoil^	3	Dec-2022	313	308	(4)
MSCI Emerging Markets	1,035	Sep-2022	51,437	51,890	453
Natural Gas	152	Sep-2022	10,174	8,196	(1,979)
Natural Gas^	10	Oct-2022	860	541	(320)
Natural Gas	120	Jul-2022	10,257	6,509	(3,748)
NY Harbor ULSD	45	Sep-2022	7,709	7,116	(593)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
NY Harbor ULSD	8	Aug-2022	$1,350	$1,287	$(63)
NY Harbor ULSD^	1	Oct-2022	161	155	(6)
NYMEX Cocoa^	1	Dec-2022	25	24	(1)
NYMEX Cocoa	423	Sep-2022	10,524	9,898	(626)
OMX Stockholm 30	391	Jul-2022	7,504	7,137	(335)
Russell 2000 Index E-MINI	799	Sep-2022	71,946	68,235	(3,711)
S&P - Goldman Sachs Commodity Index^	81	Jul-2022	16,267	14,421	(1,845)
S&P 500 Index E-MINI	1,454	Sep-2022	289,148	275,497	(13,652)
S&P Mid Cap 400 Index E-MINI	65	Sep-2022	15,520	14,742	(778)
S&P TSX 60 Index	163	Sep-2022	30,814	28,874	(1,865)
SGX Nifty 50	202	Jul-2022	6,380	6,352	(28)
Silver^	182	Oct-2022	19,985	18,520	(1,465)
Soybean	263	Nov-2022	19,973	19,173	(800)
Soybean Meal^	10	Sep-2022	412	416	4
Soybean Meal	136	Dec-2022	5,541	5,531	(10)
Soybean Meal	109	Dec-2022	4,360	4,433	73
Soybean Oil	153	Dec-2022	6,999	5,917	(1,081)
SPI 200 Index	139	Sep-2022	16,281	15,439	(456)
Sugar No. 11	240	Mar-2023	5,056	5,045	(11)
Sugar No. 11^	478	Oct-2022	10,381	9,904	(477)
TOPIX Index	307	Sep-2022	45,037	42,269	(1,537)
U.S. 2-Year Treasury Note	699	Oct-2022	147,558	146,801	(757)
U.S. 5-Year Treasury Note	1,851	Oct-2022	209,379	207,775	(1,605)
U.S. 10-Year Treasury Note	2,339	Sep-2022	279,867	277,245	(2,622)
U.S. Long Treasury Bond	624	Sep-2022	87,033	86,502	(531)
U.S. Ultra Long Treasury Bond	74	Sep-2022	11,640	11,421	(219)
Wheat	34	Dec-2022	1,816	1,531	(285)
Wheat	132	Sep-2022	7,220	5,834	(1,385)
WTI Crude Oil^	63	Jul-2022	7,152	6,663	(490)
			2,581,214	2,483,559	(82,106)
Short Contracts
WTI Crude Oil^	(20)	Aug-2022	$(2,070)	$(2,062)	$8

			$2,579,144	$2,481,497	$(82,098)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/28/22	CHF	3,900	USD	4,074	$(8)
BNP Paribas	07/28/22	USD	9,528	EUR	9,000	(103)
BNP Paribas	07/28/22	USD	16,533	GBP	13,500	(133)
BNYMellon	07/28/22	GBP	73	USD	89	—
BNYMellon	07/28/22	CAD	7,000	USD	5,429	2
BNYMellon	07/28/22	EUR	13,400	USD	14,200	167
BNYMellon	07/28/22	JPY	2,721,300	USD	20,137	69
Brown Brothers Harriman	07/28/22	JPY	12,370	USD	91	—
Brown Brothers Harriman	07/28/22	GBP	104,700	USD	128,527	1,335
Brown Brothers Harriman	07/28/22	EUR	152,500	USD	161,373	1,660
Citigroup	09/21/22	USD	1,901	HUF	709,000	(58)
Citigroup	09/21/22	INR	3,200	USD	41	1
Citigroup	09/21/22	USD	4,337	CLP	3,685,750	(466)
Citigroup	09/21/22	USD	7,722	CZK	180,400	(179)
Citigroup	09/21/22	USD	7,826	PLN	34,200	(304)
Citigroup	09/21/22	USD	7,845	GBP	6,242	(253)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/21/22	CNH	12,550	USD	1,858	$(13)
Citigroup	09/21/22	USD	6,567	CNH	44,150	16
Citigroup	09/21/22	USD	6,099	CNH	40,850	(9)
Citigroup	09/21/22	USD	14,595	INR	1,145,150	(213)
Citigroup	09/21/22	USD	15,017	KRW	19,085,800	(267)
Citigroup	09/21/22	USD	15,135	ZAR	242,150	(475)
Citigroup	09/21/22	USD	15,265	BRL	76,050	(1,067)
Citigroup	09/21/22	PLN	15,500	USD	3,431	23
Citigroup	09/21/22	GBP	22,278	USD	27,907	814
Citigroup	09/21/22	BRL	17,200	USD	3,262	51
Citigroup	09/21/22	BRL	5,350	USD	994	(5)
Citigroup	09/21/22	USD	27,119	MXN	550,550	(253)
Citigroup	09/21/22	USD	29,741	EUR	27,845	(457)
Citigroup	09/21/22	ZAR	50,800	USD	3,146	71
Citigroup	09/21/22	CZK	57,200	USD	2,429	38
Citigroup	09/21/22	CZK	23,200	USD	965	(5)
Citigroup	09/21/22	EUR	93,425	USD	99,847	1,595
Citigroup	09/21/22	EUR	6,761	USD	7,099	(11)
Citigroup	09/21/22	MXN	19,650	USD	968	9
Citigroup	09/21/22	MXN	95,000	USD	4,527	(109)
Citigroup	09/21/22	CLP	115,150	USD	130	10
Citigroup	09/21/22	HUF	300,050	USD	815	35
Citigroup	09/21/22	KRW	6,690,600	USD	5,219	48
Citigroup	09/21/22	KRW	1,446,600	USD	1,115	(3)
JPMorgan Chase Bank	09/21/22	USD	1,901	HUF	709,000	(58)
JPMorgan Chase Bank	09/21/22	INR	3,200	USD	41	—
JPMorgan Chase Bank	09/21/22	USD	4,337	CLP	3,685,750	(467)
JPMorgan Chase Bank	09/21/22	USD	7,723	CZK	180,400	(180)
JPMorgan Chase Bank	09/21/22	USD	7,826	PLN	34,200	(304)
JPMorgan Chase Bank	09/21/22	USD	12,296	EUR	11,600	(97)
JPMorgan Chase Bank	09/21/22	CNH	12,550	USD	1,858	(14)
JPMorgan Chase Bank	09/21/22	USD	6,567	CNH	44,150	15
JPMorgan Chase Bank	09/21/22	USD	6,099	CNH	40,850	(9)
JPMorgan Chase Bank	09/21/22	USD	14,595	INR	1,145,150	(213)
JPMorgan Chase Bank	09/21/22	USD	15,021	KRW	19,085,800	(270)
JPMorgan Chase Bank	09/21/22	USD	15,135	ZAR	242,150	(475)
JPMorgan Chase Bank	09/21/22	USD	15,265	BRL	76,050	(1,067)
JPMorgan Chase Bank	09/21/22	PLN	15,500	USD	3,431	22
JPMorgan Chase Bank	09/21/22	GBP	18,530	USD	23,260	725
JPMorgan Chase Bank	09/21/22	BRL	17,200	USD	3,262	51
JPMorgan Chase Bank	09/21/22	BRL	5,350	USD	994	(5)
JPMorgan Chase Bank	09/21/22	USD	27,119	MXN	550,550	(253)
JPMorgan Chase Bank	09/21/22	ZAR	50,800	USD	3,146	70
JPMorgan Chase Bank	09/21/22	CZK	57,200	USD	2,429	37
JPMorgan Chase Bank	09/21/22	CZK	23,200	USD	965	(5)
JPMorgan Chase Bank	09/21/22	EUR	91,719	USD	98,021	1,563
JPMorgan Chase Bank	09/21/22	MXN	19,650	USD	968	9
JPMorgan Chase Bank	09/21/22	MXN	95,000	USD	4,527	(109)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/21/22	CLP	115,150	USD	130	$9
JPMorgan Chase Bank	09/21/22	HUF	300,050	USD	815	35
JPMorgan Chase Bank	09/21/22	KRW	6,690,600	USD	5,219	47
JPMorgan Chase Bank	09/21/22	KRW	1,446,600	USD	1,115	(3)
State Street	07/28/22	GBP	4,900	USD	6,015	62
State Street	07/28/22	HKD	40,700	USD	5,193	—
UBS	07/28/22	AUD	4,800	USD	3,330	30
						$699

A list of open OTC swap agreements held by the Fund at June 30, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/23/2022	TWD	$5,773	$5,410	$–	$(363)
Bank of America	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/23/2022	TWD	7,260	6,787	–	(473)
Bank of America	SGX Nifty 50		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/28/2022	USD	2,838	2,830	–	(8)
JPMorgan Chase	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/31/2022	HKD	12,443	12,476	–	33
Bank of America	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/31/2022	HKD	14,040	13,975	–	(65)
Bank of America	Bovespa Index		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/20/2022	BRL	3,453	3,245	–	(209)
JPMorgan Chase	KOSPI Index		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/12/2022	KRW	10,699	9,057	–	(1,642)
Bank of America	Corn	^	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/17/2022	USD	675	566	–	(109)
Bank of America	Swiss Market		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/19/2022	CHF	1,181	1,228	–	47
Bank of America	Cotton No. 2	^	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/10/2022	USD	965	741	–	(224)
Bank of America	Soybean Oil	^	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2022	USD	2,658	2,243	–	(415)
Bank of America	Soybean Oil	^	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2022	USD	1,356	1,160	–	(196)
									$59,718	$–	(3,624)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.00%	3 MONTH USD - LIBOR	Annually	09/21/2024	USD	190,000	$(7,414)	$(179)	$(7,235)
USD-SOFR 1D	1.00%	Annually	12/21/2027	USD	109,150	(3,898)	(4,369)	471
						$(11,312)	$(4,548)	$(6,764)

Percentages are based on Net Assets of $2,232,639 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2022.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $78,735 ($ Thousands), representing 3.5% of the Net Assets of the Fund.

(C)	No interest rate available.

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar

CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CZK — Czech Koruna
DAX — German Stock Index
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HRW— Hard Red Winter
HUF — Hungarian Forint
IBEX — Spanish Stock Exchange Index
INR — Indian Rupee
JPY — Japanese Yen

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Accumulation Fund (Concluded)

JSE — Johannesburg Stock Exchange
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LME — London Metal Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
NYMEX — New York Mercantile Exchange
OMX — Offset Market Exchange
OTC — Over The Counter
PLC — Public Limited Company
PLN — Polish Zloty
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPI — Share Price Index
TOPIX- Tokyo Price Index
TSX — Toronto Stock Exchange
TWD— Taiwan Dollar
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar
WTI — West Texas Intermediate
ZAR — South African Rand

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	737,862	–	737,862
Sovereign Debt	2,191	365,104	–	367,295
Foreign Common Stock	64,914	103	–	65,017
Common Stock	58,940	–	–	58,940
Exchange Traded Fund	14,340	–	–	14,340
Corporate Obligations	–	13,038	–	13,038
Preferred Stock	106	–	–	106
Total Investments in Securities	140,491	1,116,107	–	1,256,598

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,109	–	–	1,109
Unrealized Depreciation	(83,207)	–	–	(83,207)
Forwards Contracts*
Unrealized Appreciation	–	8,619	–	8,619
Unrealized Depreciation	–	(7,920)	–	(7,920)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	80	–	80
Unrealized Depreciation	–	(3,704)	–	(3,704)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	471	–	471
Unrealized Depreciation	–	(7,235)	–	(7,235)
Total Other Financial Instruments	(82,098)	(9,689)	–	(91,787)

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 48.3%
Communication Services — 4.2%
Altice France
5.500%, 10/15/2029 (A)	$1,666	$1,273
5.125%, 07/15/2029 (A)	370	279
Altice France Holding
10.500%, 05/15/2027 (A)	2,090	1,754
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	270	179
AT&T
4.350%, 03/01/2029	700	689
3.500%, 06/01/2041	350	280
2.750%, 06/01/2031	375	324
2.550%, 12/01/2033	1,428	1,158
2.300%, 06/01/2027	1,009	921
1.650%, 02/01/2028	875	757
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,137
CCO Holdings
4.750%, 02/01/2032 (A)	1,625	1,331
4.500%, 05/01/2032	790	640
Charter Communications Operating
5.125%, 07/01/2049	200	166
4.908%, 07/23/2025	3,200	3,207
3.750%, 02/15/2028	650	600
Clear Channel Outdoor Holdings
7.500%, 06/01/2029 (A)	760	547
Digicel Group Holdings
8.000%cash/0% PIK, 04/01/2025 (A)	92	65
Digicel International Finance
8.750%, 05/25/2024 (A)	61	56
DISH DBS
5.875%, 11/15/2024	100	84
5.750%, 12/01/2028 (A)	480	355
5.250%, 12/01/2026 (A)	580	455
5.125%, 06/01/2029	2,495	1,516
Frontier Communications Holdings
5.000%, 05/01/2028 (A)	395	336
Gannett Holdings
6.000%, 11/01/2026 (A)	490	410
iHeartCommunications
8.375%, 05/01/2027	830	660
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)	2,397	–
Magallanes
3.755%, 03/15/2027 (A)	970	910
Mauritius Investments
6.500%, 10/13/2026	2,470	2,423
Millicom International Cellular
6.250%, 03/25/2029 (A)	477	415
4.500%, 04/27/2031 (A)	219	162
Playtika Holding
4.250%, 03/15/2029 (A)	868	716

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	$450	$394
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	580	463
Sinclair Television Group
5.125%, 02/15/2027 (A)	495	417
Telecom Argentina
8.500%, 08/06/2025 (A)	28	26
T-Mobile USA
4.500%, 04/15/2050	1,516	1,345
Townsquare Media
6.875%, 02/01/2026 (A)	902	803
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	530	473
Twitter
5.000%, 03/01/2030 (A)	1,270	1,205
Urban One
7.375%, 02/01/2028 (A)	740	634
Verizon Communications
2.100%, 03/22/2028	515	457
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	396
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	488
Ziff Davis
4.625%, 10/15/2030 (A)	670	571
ZipRecruiter
5.000%, 01/15/2030 (A)	200	168

		31,645

Consumer Discretionary — 7.1%
Allen Media
10.500%, 02/15/2028 (A)	1,060	547
Altice Financing
5.000%, 01/15/2028 (A)	735	592
American Axle & Manufacturing
5.000%, 10/01/2029	190	154
APX Group
5.750%, 07/15/2029 (A)	1,216	941
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	229
4.625%, 11/15/2029 (A)	505	417
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	611
Bath & Body Works
6.625%, 10/01/2030 (A)	220	190
5.250%, 02/01/2028	710	599
Bed Bath & Beyond
5.165%, 08/01/2044	1,060	236
BorgWarner
5.000%, 10/01/2025 (A)	560	565

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boyne USA
4.750%, 05/15/2029 (A)	$1,140	$987
CalAtlantic Group
5.250%, 06/01/2026	330	327
Carnival
10.500%, 06/01/2030 (A)	760	625
9.875%, 08/01/2027 (A)	1,170	1,141
7.875%, 06/01/2027	1,270	1,273
Carriage Services
4.250%, 05/15/2029 (A)	440	358
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	280	204
Carvana
5.500%, 04/15/2027 (A)	360	232
4.875%, 09/01/2029 (A)	555	316
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	390
CMG Media
8.875%, 12/15/2027 (A)	850	672
CSC Holdings
6.500%, 02/01/2029 (A)	770	695
5.750%, 01/15/2030 (A)	873	635
5.000%, 11/15/2031 (A)	709	478
4.500%, 11/15/2031 (A)	460	355
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,498
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	60
5.375%, 08/15/2026 (A)	330	82
Directv Financing
5.875%, 08/15/2027 (A)	3,140	2,679
eG Global Finance
6.750%, 02/07/2025 (A)	488	460
Expedia Group
4.625%, 08/01/2027	647	622
Fertitta Entertainment
4.625%, 01/15/2029 (A)	280	239
Ford Motor
3.250%, 02/12/2032	1,391	1,040
Ford Motor Credit
4.950%, 05/28/2027	1,449	1,346
4.000%, 11/13/2030	560	454
3.625%, 06/17/2031	700	542
2.900%, 02/16/2028	290	234
Foundation Building Materials
6.000%, 03/01/2029 (A)	355	260
Full House Resorts
8.250%, 02/15/2028 (A)	140	112
General Motors
5.950%, 04/01/2049	50	46
4.000%, 04/01/2025	250	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.650%, 01/17/2029	$175	$175
Getty Images
9.750%, 03/01/2027 (A)	720	684
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	209
Guitar Center
8.500%, 01/15/2026 (A)	1,050	927
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	818
Installed Building Products
5.750%, 02/01/2028 (A)	450	400
KB Home
7.250%, 07/15/2030	545	516
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	917
Liberty Interactive
8.500%, 07/15/2029	330	229
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	233
Match Group Holdings II
3.625%, 10/01/2031 (A)	385	303
Mclaren Finance
7.500%, 08/01/2026 (A)	740	547
MDC Holdings
6.000%, 01/15/2043	180	147
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	553
MercadoLibre
3.125%, 01/14/2031	840	605
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	228
Michaels
7.875%, 05/01/2029 (A)	580	382
5.250%, 05/01/2028 (A)	240	189
NCL
7.750%, 02/15/2029 (A)	360	275
5.875%, 02/15/2027 (A)	640	547
3.625%, 12/15/2024 (A)	1,600	1,331
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	238
Newell Brands
5.750%, 04/01/2046	536	437
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	640	619
Party City Holdings
8.750%, 02/15/2026 (A)	380	256
Penn National Gaming
4.125%, 07/01/2029 (A)	1,219	925
Penske Automotive Group
3.750%, 06/15/2029	848	706

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PetSmart
7.750%, 02/15/2029 (A)		$290	$261
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)		430	325
PM General Purchaser
9.500%, 10/01/2028 (A)		930	751
Rent-A-Center
6.375%, 02/15/2029 (A)		970	757
Sally Holdings
5.625%, 12/01/2025		580	544
Sands China
5.125%, 08/08/2025		200	168
3.250%, 08/08/2031 (A)		200	132
3.100%, 03/08/2029 (A)		200	142
2.550%, 03/08/2027 (A)		470	342
Scientific Games International
8.625%, 07/01/2025 (A)		320	328
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		1,765	1,494
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,294
SRS Distribution
6.125%, 07/01/2029 (A)		1,360	1,073
StoneMor
8.500%, 05/15/2029 (A)		960	850
SWF Escrow Issuer
6.500%, 10/01/2029 (A)		1,165	783
TKC Holdings
10.500%, 05/15/2029 (A)		310	254
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	275
Viking Cruises
7.000%, 02/15/2029 (A)		$130	97
VOC Escrow
5.000%, 02/15/2028 (A)		650	522
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	569
Wendy's International
7.000%, 12/15/2025		570	579
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	591
Wheel Pros
6.500%, 05/15/2029 (A)		$575	406
Wynn Macau
5.625%, 08/26/2028 (A)		390	240
5.500%, 01/15/2026 (A)		200	138
5.125%, 12/15/2029 (A)		470	291
4.875%, 10/01/2024 (A)		220	164
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		600	584
Yum! Brands
4.750%, 01/15/2030 (A)		454	412

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZF North America Capital
4.750%, 04/29/2025 (A)		$600	$553

			52,005

Consumer Staples — 1.3%
Altria Group
2.350%, 05/06/2025		425	401
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,650	1,679
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	188
Constellation Brands
3.150%, 08/01/2029		$600	540
Darling Ingredients
6.000%, 06/15/2030 (A)		170	169
Energizer Holdings
6.500%, 12/31/2027 (A)		325	285
FAGE International
5.625%, 08/15/2026 (A)		200	171
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	763
HLF Financing S.A.R.L.
4.875%, 06/01/2029 (A)		2,719	1,876
Kraft Heinz Foods
4.375%, 06/01/2046		1,671	1,393
Lindley
4.625%, 04/12/2023		95	94
Performance Food Group
5.500%, 10/15/2027 (A)		450	416
Post Holdings
4.625%, 04/15/2030 (A)		429	362
Prosperous Ray
4.625%, 11/12/2023		300	304
United Rentals North America
4.000%, 07/15/2030		290	248
US Foods
4.750%, 02/15/2029 (A)		1,171	1,024
4.625%, 06/01/2030 (A)		580	489

			10,402

Energy — 7.4%
Berry Petroleum
7.000%, 02/15/2026 (A)		1,200	1,056
Blue Racer Midstream
7.625%, 12/15/2025 (A)		570	539
Cenovus Energy
5.375%, 07/15/2025		456	469
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024		250	259
5.125%, 06/30/2027		850	853
Cheniere Energy Partners
3.250%, 01/31/2032 (A)		300	236

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chord Energy
6.375%, 06/01/2026 (A)	$820	$758
Civitas Resources
5.000%, 10/15/2026 (A)	475	426
CNX Midstream Partners
4.750%, 04/15/2030 (A)	430	361
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	700	613
Continental Resources
5.750%, 01/15/2031 (A)	400	387
CQP Holdco
5.500%, 06/15/2031 (A)	1,605	1,367
DCP Midstream
7.375%, ICE LIBOR USD 3 Month + 5.148%(D)(E)	300	264
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	287
Devon Energy
5.850%, 12/15/2025	1,021	1,063
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(D)(E)	220	189
6.250%, ICE LIBOR USD 3 Month + 4.028%(D)(E)	230	172
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,230
EQM Midstream Partners
7.500%, 06/01/2030 (A)	330	317
EQT
7.500%, 02/01/2030	360	386
6.625%, 02/01/2025	340	350
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	137
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	98
Global Partners
6.875%, 01/15/2029	545	461
GNL Quintero
4.634%, 07/31/2029	353	338
Hess Midstream Operations
5.500%, 10/15/2030 (A)	325	292
Hilcorp Energy I
6.250%, 04/15/2032 (A)	420	369
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	1,000	862
ITT Holdings
6.500%, 08/01/2029 (A)	1,150	920
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	600	531
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinetik Holdings
5.875%, 06/15/2030 (A)	$775	$738
Leviathan Bond
6.500%, 06/30/2027 (A)	1,530	1,413
Marathon Petroleum
3.800%, 04/01/2028	325	308
3.625%, 09/15/2024	350	346
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,198
5.875%, 02/01/2029 (A)	70	64
MPLX
4.800%, 02/15/2029	250	246
4.000%, 03/15/2028	950	902
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,589
7.375%, 05/15/2027 (A)	1,390	1,321
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	600	576
New Fortress Energy
6.750%, 09/15/2025 (A)	715	676
NGL Energy Operating
7.500%, 02/01/2026 (A)	1,025	923
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,041
Noble Holdings International
11.000%, 02/15/2028	248	269
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	565
NuStar Logistics
6.375%, 10/01/2030	670	582
Occidental Petroleum
7.200%, 03/15/2029	150	154
6.625%, 09/01/2030	700	721
6.450%, 09/15/2036	30	31
4.500%, 07/15/2044	210	166
ONEOK
6.350%, 01/15/2031	325	339
Parsley Energy
5.625%, 10/15/2027 (A)	480	472
Penn Virginia Escrow
9.250%, 08/15/2026 (A)	570	547
Petrobras Global Finance BV
5.299%, 01/27/2025	500	507
Petroleos de Venezuela
6.000%, 10/28/2022 (F)	8,860	381
6.000%, 05/16/2024 (F)	3,790	224
6.000%, 11/15/2026 (F)	1,110	62
5.500%, 04/12/2037 (F)	130	7
5.375%, 04/12/2027 (F)	2,570	144
Petroleos Mexicanos
7.690%, 01/23/2050	406	276
6.950%, 01/28/2060	207	127

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 03/13/2027	$430	$373
6.490%, 01/23/2027	160	139
5.350%, 02/12/2028	180	143
4.500%, 01/23/2026	40	34
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	10
Phillips 66
3.900%, 03/15/2028	525	510
Plains All American Pipeline
6.125%, ICE LIBOR USD 3 Month + 4.110%(D)(E)	250	178
3.600%, 11/01/2024	175	171
Range Resources
8.250%, 01/15/2029	700	714
5.000%, 03/15/2023	110	109
4.750%, 02/15/2030 (A)	655	587
ReNew Power Synthetic
6.670%, 03/12/2024	200	207
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	350	308
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	816
Southwestern Energy
8.375%, 09/15/2028	200	211
7.750%, 10/01/2027	2,150	2,193
4.750%, 02/01/2032	1,020	872
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	1,454	1,305
5.750%, 04/15/2025	925	724
Suncor Energy
3.100%, 05/15/2025	400	400
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	230	191
Total Capital International
2.829%, 01/10/2030	1,350	1,223
Transocean
11.500%, 01/30/2027 (A)	2,088	1,960
Transocean Poseidon
6.875%, 02/01/2027 (A)	441	388
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,101
USA Compression Partners
6.875%, 04/01/2026	1,175	1,069
Valero Energy
2.850%, 04/15/2025	350	338
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	390	333
3.875%, 11/01/2033 (A)	430	355
Viper Energy Partners
5.375%, 11/01/2027 (A)	500	478
Western Midstream Operating
5.450%, 04/01/2044	1,100	914

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 03/01/2048		$530	$427
YPF
9.000%, 9.000%, 02/12/2023, 02/12/2023 (A)(G)		625	488
8.500%, 07/28/2025 (A)		700	474
6.950%, 07/21/2027 (A)		380	216

			54,729

Financials — 10.8%
ABN AMRO Bank
4.375%(D)(E)	EUR	400	370
Accelerate360 Holdings
8.000%, 03/01/2028 (A)		$1,154	1,223
Acrisure
6.000%, 08/01/2029 (A)		915	716
4.250%, 02/15/2029 (A)		975	788
AFC Gamma
5.750%, 05/01/2027 (A)		300	263
AG Issuer
6.250%, 03/01/2028 (A)		1,116	974
AIA Group
3.900%, 04/06/2028 (A)		475	470
AIA Group MTN
3.200%, 03/11/2025 (A)		425	419
AIB Group MTN
4.750%, 10/12/2023 (A)		550	550
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	674
Ally Financial
4.700%, H15T7Y + 3.481%(D)(E)		1,325	977
American International Group
3.900%, 04/01/2026		325	318
3.400%, 06/30/2030		225	206
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)		440	328
Aviation Capital Group
5.500%, 12/15/2024 (A)		390	387
1.950%, 01/30/2026 (A)		350	304
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	139
4.250%, 04/15/2026 (A)		430	398
2.875%, 02/15/2025 (A)		1,250	1,150
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		700	576
Banco Bilbao Vizcaya Argentaria
5.875%, EUR Swap Annual 5 Yr + 5.660%(D)(E)	EUR	800	803
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	931

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco do Brasil
9.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 6.362%(D)(E)		$200	$197
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%(D)(E)		1,920	1,684
Banco Mercantil del Norte
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%(A)(D)(E)		970	878
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%(A)(D)(E)		420	395
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%(A)(D)(E)		1,340	1,109
Banco Santander
4.250%, 04/11/2027		400	386
3.306%, 06/27/2029		400	363
2.749%, 12/03/2030		200	159
2.746%, 05/28/2025		600	568
Bank of America
6.250%, ICE LIBOR USD 3 Month + 3.705%(D)(E)		150	146
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (D)		2,115	1,970
Bank of America MTN
4.200%, 08/26/2024		225	225
4.000%, 01/22/2025		1,350	1,344
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (D)		1,525	1,462
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	1,552
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(D)(E)		$970	953
7.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(D)(E)	GBP	700	815
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (D)		$725	685
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/2033 (A)(D)		410	347
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	977
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(D)		675	596
BPCE
4.625%, 09/12/2028 (A)		500	484

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.277%, U.S. SOFR + 1.312%, 01/20/2032 (A)(D)		$375	$297
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	935
Burford Capital Global Finance
6.875%, 04/15/2030 (A)		380	334
Cellnex Finance MTN
1.250%, 01/15/2029	EUR	400	311
Citigroup
6.300%, ICE LIBOR USD 3 Month + 3.423%(D)(E)		$1,250	1,167
5.900%, ICE LIBOR USD 3 Month + 4.230%(D)(E)		675	661
4.125%, 07/25/2028		1,450	1,391
3.400%, 05/01/2026		1,675	1,618
Coinbase Global
3.625%, 10/01/2031 (A)		400	225
3.375%, 10/01/2028 (A)		710	447
Commerzbank
6.125%(D)(E)	EUR	400	377
Cooperatieve Rabobank UA
4.625%, EUR Swap Annual 5 Yr + 4.098%(D)(E)		1,400	1,345
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(D)(E)		$750	766
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(D)(E)		410	378
7.250%, USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(D)(E)		200	174
4.550%, 04/17/2026		802	784
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(D)		600	539
Deutsche Bank
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.524%(D)(E)		400	345
DP World MTN
5.625%, 09/25/2048		200	187
First Horizon National
4.000%, 05/26/2025		625	615
FirstCash
5.625%, 01/01/2030 (A)		340	294
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,131
6.625%, 01/15/2027 (A)		1,015	752
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		3,078	2,331
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)		930	898

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
5.250%, EUR Swap Annual 5 Yr + 4.383%(D)(E)	EUR	700	$721
4.950%, 03/31/2030		$226	223
3.803%, ICE LIBOR USD 3 Month + 1.211%, 03/11/2025 (D)		700	690
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (D)		1,000	916
Huarong Finance 2017 MTN
4.000%(D)(E)		310	307
Huarong Finance 2019 MTN
3.375%, 02/24/2030		200	150
2.500%, 02/24/2023		550	536
Huarong Finance II MTN
5.000%, 11/19/2025		210	198
4.625%, 06/03/2026		1,190	1,089
Intercontinental Exchange
2.100%, 06/15/2030		800	672
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,029
Itau Unibanco Holding
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.222%(A)(D)(E)		1,120	896
Jane Street Group
4.500%, 11/15/2029 (A)		160	142
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,369
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (D)		250	216
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)		10	8
LD Holdings Group
6.500%, 11/01/2025 (A)		860	585
Lloyds Banking Group
4.947%(D)(E)	EUR	290	284
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		$1,532	1,318
5.625%, 01/15/2030 (A)		535	417
Morgan Stanley
3.625%, 01/20/2027		750	726
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,065
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (D)		625	492
National Bank of Uzbekistan
4.850%, 10/21/2025		200	182
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		1,754	1,407
Nationwide Building Society
3.960%, ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)(D)		450	417

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
4.500%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(D)(E)	GBP	1,160	$1,106
3.754%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.100%, 11/01/2029 (D)		$225	216
Navient
5.500%, 03/15/2029		1,519	1,171
5.000%, 03/15/2027		1,100	905
Navient MTN
5.625%, 08/01/2033		180	125
NFP
6.875%, 08/15/2028 (A)		893	737
NMI Holdings
7.375%, 06/01/2025 (A)		410	402
Oxford Finance
6.375%, 02/01/2027 (A)		465	445
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	169
Raymond James Financial
4.650%, 04/01/2030		400	396
Rocket Mortgage
4.000%, 10/15/2033 (A)		160	114
StoneX Group
8.625%, 06/15/2025 (A)		240	241
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024		760	730
6.500%, 01/08/2026 (A)		680	591
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(D)(E)		510	497
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(D)		340	277
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)(D)		260	239
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)(D)		440	356
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		1,360	1,041
VistaJet Malta Finance
7.875%, 05/01/2027 (A)		370	326
6.375%, 02/01/2030 (A)		1,340	1,072
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(D)(E)		525	512
Wells Fargo MTN
4.100%, 06/03/2026		1,575	1,549
Yapi ve Kredi Bankasi MTN
13.875%, USD Swap Semi 30/360 5 Yr Curr + 11.245%(D)(E)		480	489

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.250%, 10/15/2024 (A)		$500	$478

			80,800

Health Care — 3.1%
AbbVie
3.200%, 11/21/2029		1,375	1,265
AdaptHealth
6.125%, 08/01/2028 (A)		670	593
5.125%, 03/01/2030 (A)		370	312
4.625%, 08/01/2029 (A)		605	498
Akumin Escrow
7.500%, 08/01/2028 (A)		500	357
Bausch Health
7.000%, 01/15/2028 (A)		130	74
6.125%, 02/01/2027 (A)		1,040	884
5.500%, 11/01/2025 (A)		140	123
5.000%, 01/30/2028 (A)		325	173
5.000%, 02/15/2029 (A)		390	203
Bausch Health Americas
8.500%, 01/31/2027 (A)		50	35
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	292
4.250%, 12/15/2025 (A)		500	493
Becton Dickinson
3.700%, 06/06/2027		690	667
2.823%, 05/20/2030		625	550
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	398
Cano Health
6.250%, 10/01/2028 (A)		$80	65
Centene
4.250%, 12/15/2027		20	19
Chrome Holdco SASU
5.000%, 05/31/2029 (A)	EUR	375	296
CHS
6.125%, 04/01/2030 (A)		$1,270	775
Cidron Aida Finco S.A.R.L.
6.250%, 04/01/2028 (A)	GBP	440	437
CVS Health
3.750%, 04/01/2030		$590	552
DaVita
3.750%, 02/15/2031 (A)		1,760	1,262
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	157
HealthEquity
4.500%, 10/01/2029 (A)		376	329
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	163
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	871
Medline Borrower
5.250%, 10/01/2029 (A)		810	665

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)		$1,660	$1,414
Minerva Merger Sub
6.500%, 02/15/2030 (A)		2,400	1,996
Option Care Health
4.375%, 10/31/2029 (A)		740	634
Par Pharmaceutical
7.500%, 04/01/2027 (A)		590	448
Pediatrix Medical Group
5.375%, 02/15/2030 (A)		250	214
Prestige Brands
3.750%, 04/01/2031 (A)		810	672
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	276
Radiology Partners
9.250%, 02/01/2028 (A)		580	436
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)		500	486
Stryker
1.950%, 06/15/2030		825	685
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	184
6.125%, 06/15/2030 (A)		446	411
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		950	794
US Renal Care
10.625%, 07/15/2027 (A)		430	151
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	410
Verisure Midholding
5.250%, 02/15/2029 (A)		500	397
Zoetis
2.000%, 05/15/2030		$1,100	921

			23,037

Industrials — 7.4%
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		390	381
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	292
4.875%, 01/16/2024		400	398
3.300%, 01/30/2032		260	208
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	411
4.000%, 08/11/2041 (A)		640	519
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	319
Air Canada
3.875%, 08/15/2026 (A)		400	338
Air Lease
3.250%, 03/01/2025		850	811
Air Lease MTN
3.750%, 06/01/2026		600	565

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Allied Universal Holdco
9.750%, 07/15/2027	$649	$549
6.625%, 07/15/2026 (A)	330	303
6.000%, 06/01/2029 (A)	1,000	726
Allison Transmission
4.750%, 10/01/2027 (A)	210	192
American Airlines
11.750%, 07/15/2025 (A)	660	683
5.750%, 04/20/2029 (A)	1,071	914
5.500%, 04/20/2026 (A)	582	535
American Airlines Pass-Through Trust
4.950%, 02/15/2025	325	301
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)	1,115	891
American News
8.500%cash/0% PIK, 09/01/2026 (A)	883	1,002
APi Escrow
4.750%, 10/15/2029 (A)	143	116
APi Group DE
4.125%, 07/15/2029 (A)	1,778	1,412
Arcosa
4.375%, 04/15/2029 (A)	500	424
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	705	586
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	990	806
Boeing
5.930%, 05/01/2060	410	373
5.805%, 05/01/2050	350	321
5.150%, 05/01/2030	150	144
3.450%, 11/01/2028	375	333
3.250%, 03/01/2028	425	378
Builders FirstSource
4.250%, 02/01/2032 (A)	310	236
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	320	292
Carriage Purchaser
7.875%, 10/15/2029 (A)	240	179
Carrier Global
2.493%, 02/15/2027	1,100	1,001
2.242%, 02/15/2025	1,000	950
CoreCivic
8.250%, 04/15/2026	1,060	1,034
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	364
CoStar Group
2.800%, 07/15/2030 (A)	625	520
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,115	805
Delta Air Lines
7.000%, 05/01/2025 (A)	700	709

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DP World MTN
6.850%, 07/02/2037 (A)	$100	$107
5.625%, 09/25/2048 (A)	750	702
GEO Group
5.875%, 10/15/2024	990	890
GFL Environmental
5.125%, 12/15/2026 (A)	330	316
4.000%, 08/01/2028 (A)	1,188	980
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	455	349
5.625%, 06/01/2029 (A)	1,271	991
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	860	808
GYP Holdings III
4.625%, 05/01/2029 (A)	470	367
H&E Equipment Services
3.875%, 12/15/2028 (A)	240	194
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	600	538
Hillenbrand
3.750%, 03/01/2031	589	476
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	600	582
IHS Holding
6.250%, 11/29/2028 (A)	350	282
5.625%, 11/29/2026 (A)	440	361
KOC Holding
6.500%, 03/11/2025	2,170	2,018
5.250%, 03/15/2023	1,330	1,308
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	427
Madison IAQ
5.875%, 06/30/2029 (A)	749	574
4.125%, 06/30/2028 (A)	179	148
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	276
5.500%, 07/31/2047	892	611
4.250%, 10/31/2026 (A)	210	193
3.875%, 04/30/2028 (A)	1,190	1,022
MHP Lux
6.950%, 04/03/2026	1,870	954
MV24 Capital BV
6.748%, 06/01/2034	2,391	2,140
Northrop Grumman
3.250%, 01/15/2028	1,950	1,854
Otis Worldwide
2.565%, 02/15/2030	1,425	1,231
Park-Ohio Industries
6.625%, 04/15/2027	2,070	1,635
Spirit AeroSystems
4.600%, 06/15/2028	1,680	1,240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	$503	$516
Standard Industries
4.375%, 07/15/2030 (A)	645	509
Stanley Black & Decker
4.250%, 11/15/2028	650	651
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	203
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,347
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,388
TransDigm
8.000%, 12/15/2025 (A)	180	182
7.500%, 03/15/2027	260	245
5.500%, 11/15/2027	1,330	1,128
4.875%, 05/01/2029	359	292
4.625%, 01/15/2029	135	109
Triumph Group
7.750%, 08/15/2025	1,611	1,241
Tutor Perini
6.875%, 05/01/2025 (A)	220	180
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	66	63
United Rentals North America
5.250%, 01/15/2030	530	492
Vertiv Group
4.125%, 11/15/2028 (A)	810	658
XPO CNW
6.700%, 05/01/2034	1,030	963

		55,062

Information Technology — 2.6%
Arches Buyer
6.125%, 12/01/2028 (A)	364	297
Broadcom
3.500%, 02/15/2041 (A)	525	396
3.469%, 04/15/2034 (A)	175	142
3.419%, 04/15/2033 (A)	1,150	951
3.187%, 11/15/2036 (A)	53	40
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	1,139
Central Parent
7.250%, 06/15/2029 (A)	520	501
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	1,206	990
CommScope
8.250%, 03/01/2027 (A)	120	95
4.750%, 09/01/2029 (A)	410	331
Dell International
6.020%, 06/15/2026	1,600	1,661

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.450%, 06/15/2023		$141	$142
Elastic
4.125%, 07/15/2029 (A)		695	580
Endurance International Group Holdings
6.000%, 02/15/2029 (A)		1,260	909
Global Payments
2.650%, 02/15/2025		400	382
Hewlett Packard Enterprise
4.900%, 10/15/2025		1,865	1,893
II-VI
5.000%, 12/15/2029 (A)		420	366
Imola Merger
4.750%, 05/15/2029 (A)		1,054	882
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)		687	549
Lam Research
1.900%, 06/15/2030		300	253
LogMeIn
5.500%, 09/01/2027 (A)		560	390
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		460	483
NCR
5.125%, 04/15/2029 (A)		530	448
NXP BV
3.400%, 05/01/2030		225	198
Open Text Holdings
4.125%, 02/15/2030 (A)		3	3
Paysafe Finance
4.000%, 06/15/2029 (A)		400	288
Presidio Holdings
8.250%, 02/01/2028 (A)		110	97
Prosus
3.680%, 01/21/2030 (A)		250	199
Prosus MTN
4.027%, 08/03/2050 (A)		560	348
3.061%, 07/13/2031 (A)		740	545
Saga
5.500%, 07/15/2026	GBP	610	644
SPCM
3.375%, 03/15/2030 (A)		$310	242
Sprint Capital
8.750%, 03/15/2032		510	614
Sunny Express Enterprises
3.350%(D)(E)		200	200
Switch
4.125%, 06/15/2029 (A)		300	297
TeamSystem
3.500%, 02/15/2028 (A)	EUR	550	483
Uniquify
6.000%, 06/15/2024 (A)		$180	176
United Group BV
4.625%, 08/15/2028 (A)	EUR	450	359

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vericast
13.000%, 10/15/2027 (A)		$180	$209
11.000%, 09/15/2026 (A)		240	230
Virtusa
7.125%, 12/15/2028 (A)		275	221

			19,173

Materials — 2.4%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	503
AngloGold Ashanti Holdings
3.750%, 10/01/2030		930	766
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	208
4.000%, 09/01/2029 (A)		360	289
3.000%, 09/01/2029	EUR	350	272
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)		$275	219
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,147
Berry Global
1.570%, 01/15/2026		325	290
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		670	608
Chemours
4.625%, 11/15/2029 (A)		1,645	1,294
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		715	630
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,000	894
Freeport-McMoRan
5.450%, 03/15/2043		750	694
Glencore Funding
4.125%, 03/12/2024 (A)		400	398
Huntsman International
4.500%, 05/01/2029		375	354
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	172
Ingevity
3.875%, 11/01/2028 (A)		735	616
LABL
6.750%, 07/15/2026 (A)		950	855
Metinvest BV
7.750%, 04/23/2023 (A)		375	220
Mountain Province Diamonds
8.000%, 12/15/2022 (A)		110	105
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	132
OCP
3.750%, 06/23/2031 (A)		200	151
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		200	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pactiv
8.375%, 04/15/2027		$1,615	$1,405
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	109
Samarco Mineracao
5.750%, 10/24/2023 (F)		200	123
4.125%, 11/01/2022 (F)		200	111
Sasol Financing USA
5.500%, 03/18/2031		440	339
4.375%, 09/18/2026		1,360	1,199
Sealed Air
6.875%, 07/15/2033 (A)		411	414
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		710	600
Suzano Austria GmbH
6.000%, 01/15/2029		330	327
3.125%, 01/15/2032		590	444
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	183
Teck Resources
3.900%, 07/15/2030		$250	230
Vale Overseas
6.250%, 08/10/2026		680	710
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	493

			17,691

Real Estate — 0.9%
Agree
2.900%, 10/01/2030		175	148
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	332
Diversified Healthcare Trust
9.750%, 06/15/2025		234	231
Duke Realty
1.750%, 07/01/2030		300	245
Essex Portfolio
3.000%, 01/15/2030		400	354
Five Point Operating
7.875%, 11/15/2025 (A)		780	654
IIP Operating Partnership
5.500%, 05/25/2026		320	290
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)		820	662
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	572
Realty Income
4.875%, 06/01/2026		$1,000	1,020
2.850%, 12/15/2032		375	322
Service Properties Trust
7.500%, 09/15/2025		370	339

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 12/15/2027	$230	$186
4.350%, 10/01/2024	130	106
Spirit Realty
3.200%, 01/15/2027	600	551
WP Carey
4.250%, 10/01/2026	700	690

		6,702

Utilities — 1.1%
AES
2.450%, 01/15/2031	340	273
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	123
American Electric Power
2.300%, 03/01/2030	300	252
Berkshire Hathaway Energy
4.250%, 10/15/2050	175	160
Calpine
3.750%, 03/01/2031 (A)	1,875	1,525
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	212
6.350%, 08/10/2028	500	447
Greenko Investment
4.875%, 08/16/2023 (A)	410	396
NiSource
3.600%, 05/01/2030	50	46
Pike
5.500%, 09/01/2028 (A)	983	798
Sempra Energy
3.400%, 02/01/2028	1,075	1,015
Southern California Edison
4.200%, 03/01/2029	450	433
Sunnova Energy
5.875%, 09/01/2026 (A)	410	357
TransAlta
6.500%, 03/15/2040	1,020	941
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,158

		8,136

Total Corporate Obligations
(Cost $426,315) ($ Thousands)		359,382

LOAN PARTICIPATIONS — 14.3%
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
4.493%, 02/07/2029 (B)(D)	920	869
ABG, Term Loan, 1st Lien
4.000%, 12/21/2028 (H)	338	315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.812%, 11/05/2027	$668	$634
Acrisure, LLC, 2020 Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 02/15/2027 (D)(H)	363	332
ADS Tactical Inc, Term Loan, 1st Lien
7.345%, 03/19/2026 (D)	1,140	1,042
Adtalem Global, Term Loan, 1st Lien
5.595%, 08/12/2028	450	428
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028 (D)	600	550
Allen Media LLC, Initial Term Loan, 1st Lien
6.151%, 02/10/2027	971	859
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 05/12/2028 (D)	1,222	1,118
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.560%, 08/17/2028 (D)	531	504
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.844%, LIBOR + 3.000%, 04/22/2026 (D)	366	308
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
5.597%, 02/15/2029 (D)	514	488
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 01/29/2027 (D)	359	341
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 01/29/2027 (D)	181	172
Amentum/Aecom Maverick, Term Loan
5.597%, 02/15/2029	456	433
Amentum/Aecom Maverick, Term Loan, 2nd Lien
10.000%, 01/31/2028	151	143
Apex Tool Group, Term Loan, 1st Lien
6.534%, 02/08/2029	900	789
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
5.142%, LIBOR + 3.500%, 03/11/2028 (B)(D)	1,069	946
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
3.810%, 05/15/2026 (D)	20	18

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
4.060%, 10/25/2028 (D)	$469	$444
Arcis Golf LLC, Initial Term Loan, 1st Lien
5.310%, 11/24/2028	700	674
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	808	808
Asurion, LLC, New B-4 Term Loan, 2nd Lien
6.310%, 01/20/2029 (D)	950	803
Asurion, LLC, New B-9 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 07/31/2027 (D)	505	456
Athena Helath Group, Initial Term Loan
5.009%, 02/15/2029 (D)(H)	77	71
Atlantic Aviation, Term Loan, 2nd Lien
6.810%, 09/21/2029	125	119
Autokiniton, Term Loan B, 1st Lien
5.620%, 04/06/2028 (D)	218	201
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.506%, LIBOR + 2.750%, 06/07/2028 (D)(H)	990	937
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.810%, LIBOR + 2.750%, 12/23/2024 (D)(H)	703	675
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.560%, 07/21/2025 (D)(H)	303	292
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
6.133%, LIBOR + 4.500%, 11/12/2027 (D)	618	584
Carnival Corp., Initial Term Loan, 1st Lien
3.750%, 06/30/2025 (D)	533	494
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
4.000%, 10/18/2028	718	643
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 01/29/2027 (D)	364	318
Chariot Buyer LLC, Initial Term Loan, 1st Lien
4.506%, 11/03/2028	574	517
Cinemark USA, Term Loan, 1st Lien
2.990%, 03/31/2025 (D)	42	40
2.810%, 03/31/2025 (D)	115	108
Citadel Securities LP, 2021 Term Loan, 1st Lien
3.649%, LIBOR + 2.500%, 02/02/2028 (D)	638	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
4.469%, LIBOR + 3.500%, 04/05/2028 (D)	$378	$334
CityMD/Summit Health, Term Loan, 1st Lien
3.750%, 12/22/2028	666	626
Clark Equipment Company, Term Loan B, 1st Lien
3.472%, 04/20/2029 (D)	100	96
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
3.756%, LIBOR + 2.750%, 09/18/2024 (D)(H)	709	652
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.690%, LIBOR + 3.750%, 11/08/2027 (D)	743	703
Commscope, Inc., Initial Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 04/06/2026 (D)	936	838
CPP, Term Loan, 2nd Lien
8.990%, 04/30/2026	370	300
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
6.392%, LIBOR + 4.750%, 06/26/2026 (D)	997	930
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
6.418%, 02/20/2029 (D)	570	530
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
8.060%, LIBOR + 7.000%, 02/19/2029 (D)	2,190	2,026
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.060%, LIBOR + 4.000%, 10/16/2026 (D)	878	837
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
7.810%, 04/07/2028 (B)(D)	300	291
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.784%, LIBOR + 3.750%, 04/09/2027 (D)	246	229
Del Monte Food, Term Loan, 1st Lien
5.684%, 05/16/2029	830	780
Diamond Sports Group LLC, Term Loan, 1st Lien
9.181%, 05/25/2026 (D)(H)	99	99
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
6.060%, 08/02/2027 (D)	907	833

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/2028 (D)	$655	$500
Energize Holdco LLC, Initial Term Loan, 1st Lien
4.810%, 12/08/2028 (D)	800	749
Energize Holdco LLC, Initial Term Loan, 2nd Lien
7.810%, 12/07/2029	425	395
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, 05/21/2028 (D)	323	294
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
4.756%, 05/19/2028	722	676
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.133%, LIBOR + 2.500%, 11/18/2024 (D)	325	287
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.006%, 03/08/2024 (D)	246	216
EyeCare Partners, LLC, Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 02/18/2027 (D)	756	697
EyeCare Partners, Term Loan, 1st Lien
4.756%, 11/15/2028	460	423
EyeCare Partners, Term Loan, 2nd Lien
7.756%, 11/15/2029	430	406
Fanatics Commercial, Term Loan, 1st Lien
4.310%, 11/24/2028 (H)	718	677
First Brand Group, Term Loan, 2nd Lien
9.739%, 03/30/2028	1,410	1,359
First Brands Group, LLC, 2021 Term Loan, 1st Lien
6.287%, LIBOR + 5.000%, 03/30/2027 (D)	883	835
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
3.060%, LIBOR + 2.000%, 07/03/2024 (D)	573	549
Focus Financial, Term Loan, 1st Lien
3.560%, 06/30/2028	536	513
Froneri International Limited, Facility B1, 1st Lien
2.375%, 01/29/2027 (D)	330	300
Froneri International Limited, Facility B2, 1st Lien
3.310%, LIBOR + 2.250%, 01/29/2027 (D)	138	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gainwell Acquisition Corp., Term B Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/01/2027 (D)(H)	$1,975	$1,864
Garda Security, Term Loan, 1st Lien
5.749%, 02/01/2029	570	523
Garda World Security Corp
5.900%, LIBOR + 4.250%, 10/30/2026 (D)	679	627
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
6.125%, LIBOR + 4.500%, 02/19/2026 (D)	550	531
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 10/02/2025 (D)	1,177	1,093
Global Tel*Link Corporation, Term Loan, 1st Lien
5.310%, LIBOR + 0.040%, 11/29/2025 (D)	573	531
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026 (D)	612	557
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.810%, 03/06/2028 (D)	799	726
Greystone Select, Term Loan, 1st Lien
6.044%, 06/16/2028 (D)	286	261
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.060%, LIBOR + 2.000%, 11/15/2027 (D)	318	300
Grinding Media, Inc., Term Loan B, 1st Lien
4.796%, 10/12/2028 (D)	945	860
Hexion, 1st Lien
5.924%, 03/15/2029 (D)(H)	710	634
Holley Inc., Delayed Draw Term Loan, 1st Lien
5.579%, 11/17/2028	93	88
Holley Inc., Initial Term Loan, 1st Lien
5.205%, 11/17/2028	981	924
Hornblower, Term Loan, 1st Lien
5.500%, 04/27/2025 (H)	658	488
Hudson River Trading LLC, Term Loan, 1st Lien
4.149%, LIBOR + 3.000%, 03/20/2028 (D)	1,031	961
Hunter Douglas, Term Loan
4.842%, 02/26/2029	236	203
Hunter Douglas, Term Loan, 1st Lien
4.842%, 02/26/2029 (D)(H)	644	552

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
4.756%, 12/22/2028 (H)	$642	$602
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
7.756%, 12/21/2029 (H)	225	211
Idera, Inc., Term B-1 Loan, 1st Lien
4.820%, LIBOR + 3.750%, 03/02/2028 (D)(H)	1,065	979
Idera, Term Loan, 2nd Lien
7.820%, 03/02/2029 (D)	175	165
Intelsat Jackson, Term Loan, 1st Lien
4.920%, 02/01/2029 (D)	1,143	1,046
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
3.810%, LIBOR + 2.750%, 01/26/2028 (D)	1,034	992
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 05/05/2028 (D)	794	756
Jump Financial LLC, Term Loan, 1st Lien
5.649%, 08/07/2028 (D)	1,901	1,759
Knight Health Holdings, Term Loan, 1st Lien
6.310%, 12/23/2028 (H)	648	532
LABL, Initial Dollar Term Loan, 1st Lien
6.060%, 10/29/2028 (D)	648	598
Lakeshore Learning Materials, Term Loan, 1st Lien
4.000%, 09/29/2028 (D)	1,347	1,278
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028 (D)	970	861
Lids Holdings, Term Loan
7.326%, 12/14/2026	1,046	1,030
Loyalty Ventures Inc., Term B Loan, 1st Lien
5.560%, 11/03/2027	932	724
LRS Holdings, LLC, Intial Term Loan, 1st Lien
5.310%, 08/31/2028	668	623
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 11/02/2027 (D)(H)	356	331
Madison IAQ, LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028 (D)	278	252
Magenta Buyer LLC, Initial Term Loan, 1st Lien
6.230%, LIBOR + 5.000%, 07/27/2028 (D)	806	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maverick Purchase, Term Loan, 1st Lien
10.000%, 01/31/2028 (H)	$289	$273
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
4.563%, 08/02/2028	740	688
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
7.313%, LIBOR + 5.250%, 06/21/2027 (D)	740	730
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 05/14/2026 (D)	266	250
Monitronics International Inc, Term Loan, 1st Lien
8.750%, LIBOR + 6.500%, 03/29/2024 (D)	643	416
Mozart Debt Merger, Term Loan, 1st Lien
4.310%, 10/23/2028 (D)	950	879
Naked Juice/Tropicana, Term Loan, 1st Lien
4.001%, 01/24/2029 (D)(H)	45	42
New Era Cap, Term Loan, 1st Lien
6.750%, 07/13/2027 (H)	700	679
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.506%, 12/10/2027 (D)	896	856
OLA Netherlands B.V., Initial Term Loan
7.529%, 12/15/2026	274	232
One Call Corporation, Term B Loan, 1st Lien
6.688%, LIBOR + 5.500%, 04/22/2027 (D)	963	765
Pacific Bells, LLC, Initial Term Loan, 1st Lien
5.266%, 11/10/2028	259	239
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.440%, LIBOR + 3.250%, 03/09/2028 (D)	1,015	927
Parexel International, Term Loan, 1st Lien
4.310%, 11/15/2028 (D)	1,050	984
Particle Investment S.A.R.L. (WebPros), Term Loan, 1st Lien
6.256%, 02/18/2027 (B)(D)	369	355
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
5.739%, 08/18/2028	27	25
5.281%, 08/18/2028	439	408
PDS Holdco Inc., Term Loan
5.304%, 08/18/2028	6	5
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
5.310%, 12/15/2028 (H)	569	512

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Peraton Corp., Term B Loan, 1st Lien
4.810%, LIBOR + 3.750%, 02/01/2028 (D)	$1,134	$1,062
Peraton Corp., Term B-1 Loan, 2nd Lien
9.005%, LIBOR + 7.750%, 02/01/2029 (D)	582	540
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 03/05/2026 (D)	40	38
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
3.134%, 08/04/2028 (D)	336	321
Playa Resorts Holding, Term Loan B (2017)
3.810%, 04/29/2024 (D)	621	584
Polyconcept, Term Loan, 1st Lien
6.811%, 05/18/2029	670	629
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.006%, LIBOR + 3.000%, 11/18/2027 (D)	664	612
Precision Medicine, 1st Lien
0.000%, 11/18/2027	43	40
Project Sky, Term Loan, 1st Lien
7.060%, 10/08/2029 (D)(H)	390	339
4.810%, 10/08/2028 (D)	1,940	1,780
Quikrete Holding, Term Loan B1, 1st Lien
4.060%, 06/11/2028 (D)(H)	670	631
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, LIBOR + 2.750%, 02/15/2028 (D)	950	863
Radiology Partners, Inc., Term B Loan, 1st Lien
5.892%, 07/09/2025	345	308
5.845%, 07/09/2025	295	264
RC Buyer, Inc., Initial Term Loan, 2nd Lien
7.506%, 07/30/2029	300	286
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.975%, LIBOR + 7.750%, 04/27/2029 (D)	910	779
Redstone Holdco, Term Loan, 1st Lien
5.934%, LIBOR + 4.750%, 04/27/2028 (D)	836	716
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
5.250%, 04/30/2024	305	283
Rough Country LLC, Term Loan, 1st Lien
4.506%, 07/28/2028 (D)	691	655
Royal Caribbean Cruises, Term Loan, 1st Lien
9.480%, 07/27/2029	900	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
5.168%, 02/08/2028 (D)	$497	$417
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
4.034%, LIBOR + 3.000%, 09/01/2027 (D)	265	254
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 12/31/2025 (D)	848	795
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 10/20/2027 (D)	480	477
Sovos Brands Intermediate, Inc., Initial Term Loan, 1st Lien
4.250%, 06/08/2028 (D)	216	203
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
7.060%, 06/19/2026 (H)	593	581
SPX Flow, Term Loan, 1st Lien
5.634%, 04/05/2029 (D)(H)	880	818
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
5.165%, LIBOR + 3.500%, 03/05/2027 (D)	462	433
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/22/2027 (D)	475	449
Taboola, Inc., Tranche B Term Loan, 1sr Lien
5.070%, 09/01/2028	1,418	1,326
Tekni-Plex, Inc., Term Loan, 1st Lien
5.060%, 09/15/2028	60	56
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
4.560%, LIBOR + 3.500%, 12/17/2026 (D)	869	799
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
6.075%, 08/31/2028	262	245
TKC Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
7.000%, LIBOR + 5.500%, 05/15/2028 (D)	667	627
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025 (D)(H)	504	498
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
5.060%, 09/15/2028	675	632

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (D)	$784	$691
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.560%, LIBOR + 8.500%, 11/02/2028 (D)	200	191
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (B)	734	685
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
6.060%, LIBOR + 5.000%, 06/26/2026 (D)	1,100	749
U.S. Renal Care, Term Loan, 1st Lien
6.500%, 06/26/2026	746	509
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026 (H)	348	323
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 05/04/2026 (D)(H)	244	230
United AirLines, Inc., Class B Term Loan, 1st Lien
5.392%, LIBOR + 3.750%, 04/21/2028 (D)	733	679
US Foods, Inc., Term Loan
3.575%, 09/13/2026 (D)	668	628
UST Holdings, Term Loan, 1st Lien
5.392%, 11/20/2028	488	461
Vaco Holdings, Term Loan, 1st Lien
5.801%, 01/21/2029	424	407
Verscend Holding Corp., Term B-1 Loan, 1st Lien
5.060%, LIBOR + 4.000%, 08/27/2025 (D)	1,059	1,011
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
5.060%, LIBOR + 4.000%, 12/06/2028 (D)	1,110	1,051
VFH Parent, Initial Term Loan
4.434%, 01/13/2029 (D)	290	274
Virgin Media Bristol LLC, N Facility, 1st Lien
3.824%, LIBOR + 2.500%, 01/31/2028 (D)(H)	935	874
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
4.574%, LIBOR + 3.250%, 01/31/2029 (D)	590	564
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
5.060%, 04/06/2028 (D)	975	828

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virgin Pulse, Inc., Initial Term Loan, 2nd Lien
8.310%, 04/06/2029		$320	$272
Virtusa, Term Loan
4.810%, 02/11/2028		1,668	1,571
VT Topco, Inc., Term Loan, 1st Lien
4.756%, 08/01/2025		377	363
VT Topco, Inc., Term Loan, 2nd Lien
7.756%, 07/31/2026		320	299
Western Dental, Term Loan
5.739%, 08/18/2028		6	6
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.810%, LIBOR + 3.750%, 04/30/2025 (D)		1	1
WP CPP Holdings, Term B Loan
4.990%, LIBOR + 3.750%, 04/30/2025 (D)		507	419
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
5.256%, 07/26/2028 (D)		778	705

Total Loan Participations
(Cost $115,317) ($ Thousands)			106,592

SOVEREIGN DEBT — 9.6%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		$1,630	1,447
Angolan Government International Bond
9.375%, 05/08/2048		200	144
9.125%, 11/26/2049(A)		1,170	826
8.750%, 04/14/2032(A)		210	167
8.000%, 11/26/2029(A)		420	331
Argentine Republic Government International Bond
3.500%, 07/09/2022		1,310	351
1.125%, 07/09/2035		1,686	363
1.000%, 07/09/2029		262	59
0.750%, 07/09/2023		3,760	883
0.500%, 07/09/2029	EUR	6	1
0.125%, 07/09/2030		165	36
Armenia Government International Bond
3.950%, 09/26/2029(A)		$290	215
3.600%, 02/02/2031(A)		1,300	900
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,084
Bahrain Government International Bond
7.375%, 05/14/2030(A)		1,610	1,587
5.625%, 05/18/2034(A)		940	769

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Benin Government International Bond
4.875%, 01/19/2032	EUR	1,480	$1,101
Brazil Government International Bond
5.333%, 02/15/2028		$120	117
Buenos Aires Government International Bond MTN
5.250%, 09/01/2022(A)		7,102	2,102
Bundesrepublik Deutschland Bundesanleihe
0.000%, 08/15/2026(C)	EUR	360	362
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	305
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		480	410
Colombia Government International Bond
4.125%, 05/15/2051		630	377
3.125%, 04/15/2031		730	538
3.000%, 01/30/2030		730	556
Cordoba Government International Bond
6.990%, 06/01/2027(A)		526	339
Country Garden Holdings
8.000%, 01/27/2024		200	131
Dominican Republic International Bond
7.450%, 04/30/2044		600	512
6.850%, 01/27/2045		660	521
6.500%, 02/15/2048(A)		1,270	959
6.400%, 06/05/2049(A)		660	492
6.000%, 02/22/2033(A)		440	366
5.500%, 02/22/2029(A)		440	382
4.500%, 01/30/2030		550	440
Ecuador Government International Bond
5.500%, 07/31/2022(A)		352	226
1.500%, 07/31/2022(A)		1,128	459
0.000%, 07/31/2030(A)(I)		329	136
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	430
8.700%, 03/01/2049(A)		520	310
8.500%, 01/31/2047		650	384
7.903%, 02/21/2048(A)		360	205
7.625%, 05/29/2032(A)		480	313
6.375%, 04/11/2031(A)	EUR	330	216
5.625%, 04/16/2030		1,560	1,009
4.750%, 04/11/2025		100	87
4.750%, 04/16/2026		680	530
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	815
Ghana Government International Bond
8.125%, 01/18/2026		500	357
8.125%, 03/26/2032(A)		950	456
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	444
4.900%, 06/01/2030(A)		280	255

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
4.875%, 02/13/2028		$790	$737
4.500%, 05/03/2026(A)		770	740
4.375%, 06/05/2027(A)		790	737
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	845
Honduras Government International Bond
7.500%, 03/15/2024		233	219
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	86,448,000	5,948
3.850%, 10/15/2030		$200	190
3.500%, 01/11/2028		880	840
2.850%, 02/14/2030		900	803
1.100%, 03/12/2033	EUR	400	297
0.900%, 02/14/2027		180	166
Iraq Government International Bond
5.800%, 01/15/2028		$210	188
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	293
6.125%, 06/15/2033		$650	508
5.250%, 03/22/2030	EUR	390	318
4.875%, 01/30/2032(A)		1,660	1,244
Jamaica Government International Bond
7.875%, 07/28/2045		$740	776
Jordan Government International Bond
7.750%, 01/15/2028(A)		700	651
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		420	435
Kenya Government International Bond
8.250%, 02/28/2048(A)		260	159
8.000%, 05/22/2032(A)		910	643
7.000%, 05/22/2027(A)		250	186
Lebanon Government International Bond
8.250%, 05/17/2034(F)		30	2
8.200%, 05/17/2033(F)		40	3
7.150%, 11/20/2031(F)		40	2
7.050%, 11/02/2035(F)		100	6
7.000%, 03/20/2028(F)		40	2
6.850%, 03/23/2027(F)		100	6
6.850%, 05/25/2029(F)		721	43
6.750%, 11/29/2027(F)		410	25
6.650%, 04/22/2024(F)		170	10
6.650%, 11/03/2028(F)		80	5
6.650%, 02/26/2030(F)		832	50
6.600%, 11/27/2026(F)		30	2
6.200%, 02/26/2025(F)		860	52
Mexico Government International Bond
4.750%, 03/08/2044		240	199
3.771%, 05/24/2061		520	337
2.659%, 05/24/2031		1,120	922
Mongolia Government International Bond
5.625%, 05/01/2023		200	197

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	$500
1.500%, 11/27/2031(A)	EUR	290	201
Mozambique International Bond
9.000%, 09/15/2023		$220	159
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,282
7.696%, 02/23/2038(A)		690	425
Oman Government International Bond
6.750%, 01/17/2048		200	172
6.250%, 01/25/2031(A)		1,600	1,543
Pakistan Government International Bond
8.250%, 09/30/2025		370	265
6.875%, 12/05/2027		200	136
6.000%, 04/08/2026(A)		540	364
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		620	342
Panama Government International Bond
4.500%, 04/01/2056		300	238
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	249
Paraguay Government International Bond
6.100%, 08/11/2044		500	435
5.600%, 03/13/2048		760	599
5.400%, 03/30/2050(A)		320	248
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	534
4.450%, 02/20/2029(A)		330	327
Peruvian Government International Bond
2.783%, 01/23/2031		380	323
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	858
4.817%, 03/14/2049(A)		930	934
4.625%, 06/02/2046		280	278
4.400%, 04/16/2050(A)		450	429
3.750%, 04/16/2030(A)		200	198
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	155
3.375%, 01/28/2050	EUR	230	142
2.875%, 05/26/2028		650	581
2.875%, 03/11/2029		1,490	1,293
2.124%, 07/16/2031(A)		250	185
2.000%, 12/08/2026(A)		590	549
2.000%, 01/28/2032(A)		110	78
2.000%, 04/14/2033(A)		900	608
Russian Government International Bond
0.000%, 01/19/2028(C)	RUB	444,542	690
Samhallsbyggnadsbolaget i Norden
2.625%, 03/14/2171(D)(E)	EUR	430	137

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	$982
3.750%, 01/21/2055(A)		220	180
3.250%, 10/22/2030(A)		430	404
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	610
4.750%, 03/13/2028(A)		740	626
Serbia Government International Bond
1.500%, 06/26/2029(A)		500	378
South Africa Government International Bond
5.650%, 09/27/2047		$950	647
4.850%, 09/27/2027		890	810
4.300%, 10/12/2028		200	171
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	288
6.850%, 03/14/2024(A)		200	63
6.850%, 11/03/2025		570	184
6.825%, 07/18/2026(A)		250	85
6.750%, 04/18/2028(A)		360	113
Third Pakistan International SUKUK
5.625%, 12/05/2022		630	589
Turkey Government International Bond
7.625%, 04/26/2029		560	471
6.875%, 03/17/2036		60	44
6.500%, 09/20/2033		900	643
6.000%, 01/14/2041		1,980	1,257
5.200%, 02/16/2026	EUR	260	247
4.250%, 04/14/2026		$530	425
Ukraine Government International Bond
9.750%, 11/01/2028(A)		640	159
8.994%, 02/01/2024		280	73
7.750%, 09/01/2023		910	293
7.750%, 09/01/2024		230	59
7.750%, 09/01/2027		250	65
7.375%, 09/25/2032(A)		200	49
7.253%, 03/15/2033(A)		420	104
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	324
3.700%, 11/25/2030(A)		660	476
Virgin Money UK
9.250%, UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2171(D)(E)	GBP	300	359
Zambia Government International Bond
5.375%, 09/20/2022(F)		$760	431

Total Sovereign Debt
(Cost $103,871) ($ Thousands)			71,657

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 7.5%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	$642	$123
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	547	84
FHLMC STACR REMIC Trust, Ser 2017-HRP1, Cl B1
6.224%, ICE LIBOR USD 1 Month + 4.600%, 12/25/2042(D)	330	315
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
3.924%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(D)	660	590
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
6.724%, ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)(D)	1,438	1,465
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
5.726%, SOFR30A + 4.800%, 10/25/2050(A)(D)	210	212
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
2.726%, SOFR30A + 1.800%, 01/25/2051(A)(D)	179	171
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
4.426%, SOFR30A + 3.500%, 10/25/2033(A)(D)	390	336
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
3.976%, SOFR30A + 3.050%, 01/25/2034(A)(D)	250	215
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
3.126%, SOFR30A + 2.200%, 05/25/2042(A)(D)	775	765
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl B1
4.576%, SOFR30A + 3.650%, 11/25/2041(A)(D)	540	462
FNMA
2.790%, 01/01/2035(D)	346	317
2.680%, 01/01/2035	100	89
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
5.174%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2030(D)	570	563
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
3.976%, 05/25/2045(D)	1,503	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
4.526%, 01/25/2048(D)	$1,080	$160
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	596	118
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	1,145	258
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
5.091%, 01/16/2040(D)	1,157	152
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
4.455%, 08/20/2043(D)	123	17
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,423	176
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	492	43
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	825	112
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	340	34
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
4.065%, 07/20/2047(D)	800	83
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
4.605%, 09/20/2048(D)	355	43
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
4.605%, 09/20/2048(D)	475	55
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
4.605%, 09/20/2048(D)	1,589	191
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
4.555%, 10/20/2048(D)	467	54
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
4.555%, 10/20/2048(D)	295	32
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
4.605%, 05/20/2048(D)	1,520	175
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
4.105%, 01/20/2048(D)	971	110
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
4.455%, 01/20/2049(D)	246	26
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
4.505%, 09/20/2049(D)	697	79
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
4.505%, 09/20/2049(D)	690	77
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	2,270	332
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
4.455%, 01/20/2049(D)	197	22
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
4.505%, 06/20/2049(D)	160	18

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	$833	$145

		8,370
Non-Agency Mortgage-Backed Obligations — 6.4%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
2.554%, ICE LIBOR USD 1 Month + 0.930%, 11/25/2034(D)	402	393
Alternative Loan Trust, Ser 2005-81, Cl A1
2.184%, ICE LIBOR USD 1 Month + 0.560%, 02/25/2037(D)	490	399
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	802
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.191%, 05/15/2052(D)	10,857	557
BIG Commercial Mortgage Trust, Ser BIG, Cl F
6.714%, TSFR1M + 5.436%, 02/15/2039(A)(D)	480	458
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)	669	605
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
3.474%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)(D)	1,970	1,831
BX Commercial Mortgage Trust, Ser LP2, Cl G
5.440%, TSFR1M + 4.106%, 02/15/2039(A)(D)	691	633
BX Commercial Mortgage Trust, Ser XL2, Cl J
5.214%, ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)(D)	467	422
BX Trust, Ser 2018-GWMZ, Cl MC
6.812%, ICE LIBOR USD 1 Month + 5.488%, 05/15/2037(A)(D)	1,100	1,029
BX Trust, Ser SDMF, Cl F
3.261%, ICE LIBOR USD 1 Month + 1.937%, 09/15/2034(A)(D)	310	287
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	926	916
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(A)(D)	500	426
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.878%, 07/10/2030(A)(D)	1,620	1,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
5.974%, ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)(D)	$460	$456
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
5.724%, ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)(D)	594	580
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
4.026%, SOFR30A + 3.100%, 10/25/2041(A)(D)	670	574
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
3.676%, SOFR30A + 2.750%, 12/25/2041(A)(D)	680	571
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
5.426%, SOFR30A + 4.500%, 04/25/2042(A)(D)	433	404
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
3.926%, SOFR30A + 3.000%, 04/25/2042(A)(D)	386	367
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
4.186%, ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)(D)	950	929
Credit Suisse Mortgage Trust, Ser 2019-RIO, Cl B
8.324%, ICE LIBOR USD 1 Month + 7.000%, 12/15/2022(A)(D)	1,437	1,404
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	251
CSMC Trust, Ser 2017-RPL1, Cl M2
2.963%, 07/25/2057(A)(D)	1,190	1,013
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	843
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
1.784%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036(D)	611	601
GS Mortgage Securities II, Ser 2018-SRP5, Cl C
5.574%, ICE LIBOR USD 1 Month + 4.000%, 09/15/2031(A)(D)	1,826	687
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
4.574%, ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)(D)	595	561

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
2.424%, ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)(D)	$1,830	$1,798
GS Mortgage Securities Trust, Ser LUAU, Cl G
5.774%, ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)(D)	500	466
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
1.852%, ICE LIBOR USD 1 Month + 0.240%, 11/19/2036(D)	1,650	1,518
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.269%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(D)	704	661
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NLP, Cl D
3.445%, TSFR1M + 2.166%, 04/15/2037(A)(D)	300	280
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
4.270%, ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)(D)	1,790	1,732
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
3.924%, ICE LIBOR USD 1 Month + 2.600%, 09/15/2029(A)(D)	1,730	1,636
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
5.590%, ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)(D)	710	653
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)	660	636
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
2.503%, 06/26/2036(A)	237	215
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
4.874%, ICE LIBOR USD 1 Month + 3.250%, 10/15/2049(A)(D)	530	492
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
5.374%, ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)(D)	480	431
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
6.874%, ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)(D)	430	427
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.647%, 05/25/2033(D)	680	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.374%, ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)(D)	$322	$292
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.352%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(A)(D)	224	223
Radnor, Ser 2020-1, Cl M1C
3.374%, ICE LIBOR USD 1 Month + 1.750%, 01/25/2030(A)(D)	1,830	1,737
RALI Series Trust, Ser 2006-QO2, Cl A2
2.164%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2046(D)	1,290	303
RALI Series Trust, Ser 2007-QO2, Cl A1
1.774%, ICE LIBOR USD 1 Month + 0.150%, 02/25/2047(D)	814	337
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(D)	1,720	1,644
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(D)	1,125	1,001
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(D)	1,720	1,511
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(D)	2,230	1,982
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(D)	830	745
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(D)	640	616
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(D)	320	274
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%, 07/05/2036(A)(D)	885	739
SMR Mortgage Trust, Ser IND, Cl F
7.279%, TSFR1M + 6.000%, 02/15/2039(A)(D)	820	772
Soho Trust, Ser SOHO, Cl D
2.787%, 08/10/2038(A)(D)	440	336
Taubman Centers Commercial Mortgage Trust, Ser DPM, Cl A
3.465%, TSFR1M + 2.186%, 05/15/2037(A)(D)	650	632
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
5.373%, ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)(D)	583	527

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
4.600%, ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)(D)	$1,742	$1,581
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(D)	640	515
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.387%, 12/25/2036(D)	566	506
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.756%, 04/25/2036(D)	398	379

		47,631
Total Mortgage-Backed Securities
(Cost $60,437) ($ Thousands)		56,001

	Shares
COMMON STOCK — 7.0%

Communication Services — 0.7%
Activision Blizzard Inc	1,211	94
Alphabet Inc, Cl A *	475	1,035
Alphabet Inc, Cl C *	436	954
AT&T Inc	11,347	238
Charter Communications Inc, Cl A *	186	87
Comcast Corp, Cl A	7,178	282
DISH Network Corp, Cl A *	377	7
Electronic Arts Inc	431	52
Fox Corp, Cl A	527	17
Fox Corp, Cl B	207	6
Intelsat Jackson Holdings *(B)	22,512	664
Interpublic Group of Cos Inc/The	661	18
Live Nation Entertainment Inc *	224	19
Lumen Technologies Inc	1,286	14
Match Group Inc *	431	30
Meta Platforms Inc, Cl A *	3,654	589
Netflix Inc *	710	124
News Corp, Cl A	509	8
News Corp, Cl B	145	2
Omnicom Group Inc	298	19
Paramount Global, Cl B	880	22
Take-Two Interactive Software Inc, Cl A *	262	32
T-Mobile US Inc *	916	123
Twitter Inc *	1,220	46
Verizon Communications Inc	6,656	338
Walt Disney Co/The *	2,889	273
Warner Bros Discovery Inc *	3,454	46

		5,139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.7%
Advance Auto Parts Inc	103	$18
Amazon.com Inc, Cl A *	13,829	1,469
Aptiv PLC *	413	37
AutoZone Inc *	32	69
Bath & Body Works Inc	444	12
Best Buy Co Inc	311	20
Booking Holdings Inc *	64	112
BorgWarner Inc	394	13
Caesars Entertainment Inc *	366	14
CarMax Inc *	279	25
Carnival Corp *	1,370	12
Chipotle Mexican Grill Inc, Cl A *	43	56
Darden Restaurants Inc	188	21
Dollar General Corp	359	88
Dollar Tree Inc *	344	54
Domino's Pizza Inc	62	24
DR Horton Inc	487	32
eBay Inc	960	40
Etsy Inc *	221	16
Expedia Group Inc *	221	21
Ford Motor Co	6,128	68
Garmin Ltd	255	25
General Motors Co *	2,262	72
Genuine Parts Co	211	28
Hasbro Inc	183	15
Hilton Worldwide Holdings Inc	429	48
Home Depot Inc/The	1,635	449
Las Vegas Sands Corp *	569	19
Lennar Corp, Cl A	434	31
LKQ Corp	454	22
Lowe's Cos Inc	1,046	183
Marriott International Inc/MD, Cl A	423	57
McDonald's Corp	1,186	293
MGM Resorts International	651	19
Mohawk Industries Inc *	83	10
Newell Brands Inc, Cl B	593	11
NIKE Inc, Cl B	2,028	207
Norwegian Cruise Line Holdings Ltd *	566	6
NVR Inc *	5	20
O'Reilly Automotive Inc *	104	66
Penn National Gaming Inc *	253	8
Pool Corp	67	24
PulteGroup Inc	424	17
PVH Corp	104	6
Ralph Lauren Corp, Cl A	70	6
Ross Stores Inc	540	38
Royal Caribbean Cruises Ltd *	377	13
Starbucks Corp	1,803	138
Tapestry Inc	445	14
Target Corp, Cl A	732	103
Tesla Inc *	1,324	892

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TJX Cos Inc/The	1,861	$104
Tractor Supply Co	187	36
Ulta Beauty Inc *	89	34
VF Corp	542	24
Whirlpool Corp	98	15
Wynn Resorts Ltd *	136	8
Yum! Brands Inc	442	50

		5,332
Consumer Staples — 0.5%
Altria Group Inc	2,909	122
Archer-Daniels-Midland Co	865	67
Brown-Forman Corp, Cl B	260	18
Campbell Soup Co	352	17
Church & Dwight Co Inc	400	37
Clorox Co/The	206	29
Coca-Cola Co/The	6,160	388
Colgate-Palmolive Co	1,311	105
Conagra Brands Inc	814	28
Constellation Brands Inc, Cl A	252	59
Costco Wholesale Corp	703	337
Estee Lauder Cos Inc/The, Cl A	362	92
General Mills Inc	928	70
Hershey Co/The	221	48
Hormel Foods Corp	408	19
J M Smucker Co/The	183	23
Kellogg Co	434	31
Keurig Dr Pepper Inc	1,167	41
Kimberly-Clark Corp	518	70
Kraft Heinz Co/The	1,076	41
Kroger Co/The	1,026	49
Lamb Weston Holdings Inc	229	16
McCormick & Co Inc/MD	412	34
Molson Coors Beverage Co, Cl B	262	14
Mondelez International Inc, Cl A	2,171	135
Monster Beverage Corp *	572	53
PepsiCo Inc	2,193	365
Philip Morris International Inc	2,461	243
Procter & Gamble Co/The	3,794	546
Sysco Corp, Cl A	781	66
Tyson Foods Inc, Cl A	480	41
Walgreens Boots Alliance Inc	1,095	42
Walmart Inc	2,245	273

		3,519
Energy — 0.4%
APA Corp	582	20
Baker Hughes Co, Cl A	1,383	40
Chevron Corp	3,109	450
ConocoPhillips	2,069	186
Coterra Energy Inc	1,330	34
Devon Energy Corp	1,015	56
Diamondback Energy Inc, Cl A	256	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EOG Resources Inc	912	$101
Exxon Mobil Corp	6,698	574
Halliburton Co	1,373	43
Hess Corp	447	47
Kinder Morgan Inc	3,161	53
Marathon Oil Corp	1,120	25
Marathon Petroleum Corp	895	74
Noble Corp *	2,884	73
Occidental Petroleum Corp	1,373	81
ONEOK Inc	680	38
Phillips 66	753	62
Pioneer Natural Resources Co	352	78
Schlumberger NV, Cl A	2,180	78
Summit Midstream Partners LP *	28,458	362
Titan Energy LLC *(B)	12,743	—
Valero Energy Corp	657	70
Williams Cos Inc/The	1,868	58

		2,634
Financials — 0.8%
Aflac Inc	921	51
Allstate Corp/The	431	55
American Express Co	981	136
American International Group Inc	1,286	66
Ameriprise Financial Inc	170	40
Aon PLC, Cl A	335	90
Arthur J Gallagher & Co	319	52
Aspect *(B)	57	—
Assurant Inc	88	15
Bank of America Corp	11,267	351
Bank of New York Mellon Corp/The	1,136	47
Berkshire Hathaway Inc, Cl B *	2,862	781
BlackRock Inc	228	139
Brown & Brown Inc	387	23
Capital One Financial Corp	642	67
CBOE Global Markets Inc	152	17
Charles Schwab Corp/The	2,398	151
Chubb Ltd	674	132
Cincinnati Financial Corp	249	30
Citigroup Inc	3,072	141
Citizens Financial Group Inc	823	29
CME Group Inc, Cl A	562	115
Comerica Inc	213	16
Discover Financial Services	439	42
Everest Re Group Ltd	64	18
FactSet Research Systems Inc	64	25
Fifth Third Bancorp	1,042	35
First Republic Bank/CA	273	39
Franklin Resources Inc	359	8
Globe Life Inc	148	14
Goldman Sachs Group Inc/The	541	161
Hartford Financial Services Group Inc/The	504	33
Huntington Bancshares Inc/OH	2,392	29

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercontinental Exchange Inc	876	$82
Invesco Ltd	456	7
JPMorgan Chase & Co	4,677	527
KeyCorp	1,552	27
Lincoln National Corp	274	13
Loews Corp	335	20
M&T Bank Corp	292	47
MarketAxess Holdings Inc	67	17
Marsh & McLennan Cos Inc	789	122
MetLife Inc	1,085	68
Moody's Corp	251	68
Morgan Stanley	2,257	172
MSCI Inc, Cl A	125	52
Nasdaq Inc, Cl A	195	30
Noble Corp *	5,098	166
Northern Trust Corp	343	33
PNC Financial Services Group Inc/The	656	103
Principal Financial Group Inc, Cl A	407	27
Progressive Corp/The	910	106
Prudential Financial Inc	583	56
Raymond James Financial Inc	324	29
Regions Financial Corp	1,564	29
S&P Global Inc	549	185
Signature Bank/New York NY, Cl B	105	19
State Street Corp	559	34
SVB Financial Group, Cl B *	90	36
Synchrony Financial	873	24
T Rowe Price Group Inc	351	40
Travelers Cos Inc/The	372	63
Truist Financial Corp	2,085	99
US Bancorp	2,107	97
W R Berkley Corp	343	23
Wells Fargo & Co	5,997	235
Willis Towers Watson PLC	185	37
Zions Bancorp NA	250	13

		5,654
Health Care — 1.0%
Abbott Laboratories	2,805	305
AbbVie Inc	2,801	429
ABIOMED Inc *	75	19
Agilent Technologies Inc	462	55
Align Technology Inc *	112	27
AmerisourceBergen Corp, Cl A	226	32
Amgen Inc, Cl A	845	206
Baxter International Inc	769	49
Becton Dickinson and Co	444	109
Biogen Inc *	224	46
Bio-Rad Laboratories Inc, Cl A *	35	17
Bio-Techne Corp	66	23
Boston Scientific Corp *	2,216	83
Bristol-Myers Squibb Co	3,368	259
Cardinal Health Inc	466	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Catalent Inc *	291	$31
Centene Corp *	902	76
Charles River Laboratories International Inc *	86	18
Cigna Corp	504	133
Cooper Cos Inc/The, Cl A	71	22
CVS Health Corp	2,088	193
Danaher Corp, Cl A	1,011	256
DaVita Inc *	98	8
DENTSPLY SIRONA Inc	307	11
Dexcom Inc *	600	45
Edwards Lifesciences Corp, Cl A *	973	93
Elevance Health Inc	386	186
Eli Lilly & Co	1,258	408
Gilead Sciences Inc	1,957	121
HCA Healthcare Inc	372	63
Henry Schein Inc *	227	17
Hologic Inc *	370	26
Humana Inc	199	93
IDEXX Laboratories Inc *	131	46
Illumina Inc *	242	45
Incyte Corp *	274	21
Intuitive Surgical Inc *	572	115
IQVIA Holdings Inc *	295	64
Johnson & Johnson	4,164	739
Laboratory Corp of America Holdings	141	33
McKesson Corp	231	75
Medtronic PLC	2,139	192
Merck & Co Inc	4,005	365
Mettler-Toledo International Inc *	35	40
Moderna Inc *	549	78
Molina Healthcare Inc *	84	24
Organon & Co	346	12
PerkinElmer Inc	210	30
Pfizer Inc	8,891	466
Quest Diagnostics Inc	175	23
Regeneron Pharmaceuticals Inc *	166	98
ResMed Inc	224	47
STERIS PLC	165	34
Stryker Corp	525	104
Teleflex Inc	77	19
Thermo Fisher Scientific Inc	625	340
UnitedHealth Group Inc	1,490	765
Universal Health Services Inc, Cl B	117	12
Vertex Pharmaceuticals Inc *	396	112
Viatris Inc, Cl W *	2,064	22
Waters Corp *	101	33
West Pharmaceutical Services Inc	113	34
Zimmer Biomet Holdings Inc	316	33
Zoetis Inc, Cl A	740	127

		7,631

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.5%
3M Co	893	$116
A O Smith Corp	208	11
Alaska Air Group Inc *	188	7
Allegion plc	146	14
American Airlines Group Inc *	1,042	13
AMETEK Inc	352	39
Boeing Co/The *	878	120
Carrier Global Corp	1,316	47
Caterpillar Inc, Cl A	861	154
CH Robinson Worldwide Inc	225	23
Cintas Corp	135	50
Copart Inc *	323	35
CSX Corp	3,466	101
Cummins Inc	217	42
Deere & Co	447	134
Delta Air Lines Inc, Cl A *	1,057	31
Dover Corp	239	29
Eaton Corp PLC	620	78
Emerson Electric Co	922	73
Equifax Inc	185	34
Expeditors International of Washington Inc	283	28
Fastenal Co, Cl A	938	47
FedEx Corp	378	86
Fortive Corp	537	29
Fortune Brands Home & Security Inc	219	13
Generac Holdings Inc *	108	23
General Dynamics Corp	357	79
General Electric Co	1,757	112
Honeywell International Inc	1,091	190
Howmet Aerospace Inc	627	20
Huntington Ingalls Industries Inc, Cl A	70	15
IDEX Corp	128	23
Illinois Tool Works Inc	444	81
Ingersoll Rand Inc	677	28
Jacobs Engineering Group Inc	191	24
JB Hunt Transport Services Inc	139	22
Johnson Controls International plc	1,085	52
L3Harris Technologies Inc	303	73
Leidos Holdings Inc	216	22
Lockheed Martin Corp	375	161
Masco Corp	412	21
Nielsen Holdings PLC	477	11
Nordson Corp	97	20
Norfolk Southern Corp	373	85
Northrop Grumman Corp	228	109
Old Dominion Freight Line Inc, Cl A	142	36
Otis Worldwide Corp	649	46
PACCAR Inc	529	44
Parker-Hannifin Corp, Cl A	197	48
Pentair PLC	269	12
Quanta Services Inc	237	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Raytheon Technologies Corp	2,372	$228
Republic Services Inc	316	41
Robert Half International Inc	184	14
Rockwell Automation Inc	177	35
Rollins Inc	442	15
Snap-on Inc	75	15
Southwest Airlines Co, Cl A *	975	35
Stanley Black & Decker Inc	245	26
Textron Inc	374	23
Trane Technologies PLC	358	46
TransDigm Group Inc *	81	43
Union Pacific Corp	1,012	216
United Airlines Holdings Inc *	552	20
United Parcel Service Inc, Cl B	1,160	212
United Rentals Inc *	120	29
Verisk Analytics Inc, Cl A	246	43
Waste Management Inc	598	91
Westinghouse Air Brake Technologies Corp	312	26
WW Grainger Inc	71	32
Xylem Inc/NY	312	24

		3,955
Information Technology — 1.8%
Accenture PLC, Cl A	1,003	278
Adobe Inc *	749	274
Advanced Micro Devices Inc *	2,598	199
Akamai Technologies Inc *	241	22
Amphenol Corp, Cl A	924	60
Analog Devices Inc	822	120
ANSYS Inc *	144	34
Apple Inc	24,326	3,326
Applied Materials Inc	1,417	129
Arista Networks Inc *	342	32
Autodesk Inc, Cl A *	340	58
Automatic Data Processing Inc	670	141
Broadcom Inc	646	314
Broadridge Financial Solutions Inc	173	25
Cadence Design Systems Inc *	428	64
CDW Corp/DE	204	32
Ceridian HCM Holding Inc *	251	12
Cisco Systems Inc	6,572	280
Citrix Systems Inc	178	17
Cognizant Technology Solutions Corp, Cl A	812	55
Corning Inc, Cl B	1,133	36
DXC Technology Co *	313	9
Enphase Energy Inc *	220	43
EPAM Systems Inc *	98	29
F5 Inc, Cl A *	87	13
Fidelity National Information Services Inc, Cl B	947	87
Fiserv Inc, Cl A *	923	82
FleetCor Technologies Inc *	135	28
Fortinet Inc *	1,050	59

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gartner Inc *	124	$30
Global Payments Inc	438	48
Hewlett Packard Enterprise Co	1,939	26
HP Inc	1,668	55
Intel Corp	6,467	242
International Business Machines Corp	1,427	201
Intuit Inc	451	174
Jack Henry & Associates Inc	123	22
Juniper Networks Inc	521	15
Keysight Technologies Inc *	278	38
KLA Corp	234	75
Lam Research Corp	218	93
Mastercard Inc, Cl A	1,367	431
Microchip Technology Inc	857	50
Micron Technology Inc	1,752	97
Microsoft Corp	11,839	3,041
Monolithic Power Systems Inc	63	24
Motorola Solutions Inc	260	55
NetApp Inc	318	21
NortonLifeLock Inc	981	21
NVIDIA Corp	3,956	600
NXP Semiconductors NV	412	61
ON Semiconductor Corp *	687	35
Oracle Corp, Cl B	2,510	175
Paychex Inc	494	56
Paycom Software Inc *	81	23
PayPal Holdings Inc *	1,859	130
PTC Inc *	170	18
Qlik *(B)	3,600	—
Qlik, Cl A *(B)	56	57
Qlik, Cl B *(B)	13,812	—
Qorvo Inc *	188	18
QUALCOMM Inc	1,791	229
Roper Technologies Inc	163	64
Salesforce Inc *	1,564	258
Seagate Technology Holdings PLC	337	24
ServiceNow Inc *	319	152
Skyworks Solutions Inc	237	22
SolarEdge Technologies Inc *	86	24
Synopsys Inc *	238	72
TE Connectivity Ltd	502	57
Teledyne Technologies Inc *	68	26
Teradyne Inc	234	21
Texas Instruments Inc	1,467	225
Trimble Inc *	421	25
Tyler Technologies Inc *	69	23
VeriSign Inc *	140	23
Visa Inc, Cl A	2,625	517
Western Digital Corp *	524	23
Zebra Technologies Corp, Cl A *	77	23

		13,598

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.2%
Air Products and Chemicals Inc	344	$83
Albemarle Corp	177	37
Amcor PLC	2,230	28
Arctic Canadian Diamond Company Ltd. *(B)	824	—
Avery Dennison Corp	140	23
Ball Corp	492	34
Celanese Corp, Cl A	187	22
CF Industries Holdings Inc	361	31
Corteva Inc	1,119	60
Dow Inc	1,136	59
DuPont de Nemours Inc	788	44
Eastman Chemical Co	219	20
Ecolab Inc	385	59
FMC Corp	209	22
Freeport-McMoRan Inc, Cl B	2,289	67
International Flavors & Fragrances Inc	389	46
International Paper Co	646	27
Linde PLC	796	229
LyondellBasell Industries NV, Cl A	430	37
Martin Marietta Materials Inc, Cl A	103	31
Mosaic Co/The	614	29
Newmont Corp	1,240	74
Nucor Corp	418	44
Packaging Corp of America	138	19
PPG Industries Inc	362	41
Sealed Air Corp	231	13
Sherwin-Williams Co/The, Cl A	375	84
Vulcan Materials Co	219	31
Westrock Co	376	15

		1,309
Real Estate — 0.2%
Alexandria Real Estate Equities Inc ‡	214	31
American Tower Corp, Cl A ‡	740	189
AvalonBay Communities Inc ‡	214	42
Boston Properties Inc ‡	203	18
Camden Property Trust ‡	162	22
CBRE Group Inc, Cl A *	510	38
Crown Castle International Corp ‡	675	114
Digital Realty Trust Inc, Cl A ‡	436	57
Duke Realty Corp ‡	570	31
Equinix Inc ‡	140	92
Equity Residential ‡	521	38
Essex Property Trust Inc ‡	95	25
Extra Space Storage Inc ‡	203	34
Federal Realty OP LP ‡	92	9
Healthpeak Properties Inc ‡	771	20
Host Hotels & Resorts Inc ‡	1,182	18
Iron Mountain Inc ‡	445	22
Kimco Realty Corp ‡	900	18
Mid-America Apartment Communities Inc ‡	191	33

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prologis Inc ‡	1,182	$139
Public Storage ‡	237	74
Realty Income Corp ‡	952	65
Regency Centers Corp ‡	251	15
SBA Communications Corp, Cl A ‡	167	53
Simon Property Group Inc ‡	507	48
UDR Inc ‡	495	23
Ventas Inc ‡	661	34
VICI Properties Inc ‡	1,524	45
Vornado Realty Trust ‡	297	8
Welltower Inc ‡	670	55
Weyerhaeuser Co ‡	1,135	38

		1,448
Utilities — 0.2%
AES Corp/The	1,094	23
Alliant Energy Corp	413	24
Ameren Corp	424	38
American Electric Power Co Inc	779	75
American Water Works Co Inc	276	41
Atmos Energy Corp	222	25
CenterPoint Energy Inc	1,045	31
CMS Energy Corp	431	29
Consolidated Edison Inc	540	51
Constellation Energy Corp	542	31
Dominion Energy Inc	1,262	101
DTE Energy Co	318	40
Duke Energy Corp	1,202	129
Edison International	624	39
Entergy Corp	331	37
Evergy Inc	379	25
Eversource Energy	523	44
Exelon Corp	1,512	69
FirstEnergy Corp	939	36
NextEra Energy Inc	3,118	242
NiSource Inc	636	19
NRG Energy Inc	400	15
Pinnacle West Capital Corp	199	15
PPL Corp	1,240	34
Public Service Enterprise Group Inc	773	49
Sempra Energy	495	74
Southern Co/The	1,654	118
WEC Energy Group Inc	480	48
Xcel Energy Inc	827	59

		1,561
Total Common Stock
(Cost $26,548) ($ Thousands)		51,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 4.4%
Other Asset-Backed Securities — 4.4%

Aimco CLO 12, Ser 2022-12A, Cl DR
3.751%, TSFR3M + 2.900%, 01/17/2032(A)(D)	$360	$340
Apidos CLO XXII, Ser 2020-22A, Cl DR
7.813%, ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)(D)	1,380	1,253
Bain Capital Credit CLO, Ser 2021-1A, Cl D
3.954%, ICE LIBOR USD 3 Month + 2.910%, 04/18/2034(A)(D)	450	413
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
4.663%, ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)(D)	340	321
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
8.044%, ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)(D)	890	800
Bristol Park CLO, Ser 2020-1A, Cl ER
8.044%, ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)(D)	500	469
Canyon Capital CLO, Ser 2021-1A, Cl E
7.454%, ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)(D)	280	249
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
2.461%, ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)(D)	1,045	1,019
Carlyle US CLO, Ser 2021-2A, Cl DR
7.544%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)(D)	850	773
Cathedral Lake VI, Ser 2021-6A, Cl E
8.394%, ICE LIBOR USD 3 Month + 7.210%, 04/25/2034(A)(D)	300	263
Cathedral Lake VII, Ser 2021-7RA, Cl D
5.324%, ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)(D)	700	669
Catskill Park CLO, Ser 2017-1A, Cl D
7.063%, ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)(D)	900	785
CIFC Funding, Ser 2017-3A, Cl C
4.713%, ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)(D)	690	644
CIFC Funding, Ser 2021-4A, Cl D
3.944%, ICE LIBOR USD 3 Month + 2.900%, 07/15/2033(A)(D)	490	462
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(C)	3,000	192
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
1.884%, ICE LIBOR USD 1 Month + 0.260%, 12/25/2036(D)	1,082	978

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CQS US CLO, Ser 2021-1A, Cl D1
4.613%, ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)(D)	$1,850	$1,707
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039(A)	6	6
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
7.644%, ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)(D)	770	687
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
7.463%, ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)(D)	330	294
Eaton Vance CLO, Ser 2021-2A, Cl ER
7.544%, ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)(D)	500	452
Educational Funding, Ser 2006-1A, Cl A3
1.534%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)(D)	709	546
Fortress Credit BSL XII, Ser 2021-4A, Cl E
8.174%, ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)(D)	250	209
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
7.763%, ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)(D)	410	366
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	149	127
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	94	84
Halsey Point CLO I, Ser 2019-1A, Cl F
9.263%, ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)(D)	290	247
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	158	136
HGI CRE CLO, Ser 2021-FL1, Cl C
3.209%, ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)(D)	330	320
Jay Park CLO, Ser 2018-1A, Cl DR
6.263%, ICE LIBOR USD 3 Month + 5.200%, 10/20/2027(A)(D)	590	543
LCM XXII, Ser 2018-22A, Cl DR
6.563%, ICE LIBOR USD 3 Month + 5.500%, 10/20/2028(A)(D)	350	272
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(B)(C)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
4.363%, ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)(D)	330	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
3.944%, ICE LIBOR USD 3 Month + 2.900%, 10/16/2033(A)(D)	$500	$461
Neuberger Berman Loan Advisers CLO 49, Ser 2022-49A, Cl D
4.701%, TSFR3M + 3.400%, 07/25/2034(A)(D)	2,975	2,918
Neuberger Berman Loan Advisers CLO, Ser 2021-44A, Cl E
7.044%, ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)(D)	490	433
Oaktree CLO, Ser 2019-1A, Cl D
4.936%, ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)(D)	250	222
Ocean Trails CLO X, Ser 2021-10A, Cl ER
8.614%, ICE LIBOR USD 3 Month + 7.570%, 10/15/2034(A)(D)	590	517
OCP CLO, Ser 2022-24A, Cl D
5.461%, TSFR3M + 3.800%, 07/20/2035(A)(D)	3,200	3,069
OZLM VII, Ser 2018-7RA, Cl CR
4.044%, ICE LIBOR USD 3 Month + 3.000%, 07/17/2029(A)(D)	650	603
OZLM XI, Ser 2017-11A, Cl BR
3.586%, ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)(D)	600	574
Parallel, Ser 2020-1A, Cl CR
3.063%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)(D)	750	720
Peace Park CLO, Ser 2021-1A, Cl E
7.063%, ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)(D)	400	350
RR, Ser 2021-18A, Cl D
7.294%, ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)(D)	750	662
Sculptor CLO XXVI, Ser 2021-26A, Cl E
8.313%, ICE LIBOR USD 3 Month + 7.250%, 07/20/2034(A)(D)	450	402
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	690	646
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
2.194%, ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)(D)	1,142	1,117
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	459	439
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	401	364
Symphony CLO XIX, Ser 2018-19A, Cl E
6.244%, ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)(D)	250	221

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
7.771%, ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)(D)	$730	$658
Tikehau US CLO I, Ser 2021-1A, Cl E
7.126%, ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)(D)	1,200	1,046
Voya CLO, Ser 2018-3A, Cl A1A
2.194%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)(D)	250	245
Voya CLO, Ser 2021-3A, Cl DR
8.013%, ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)(D)	260	235
Whitehorse XII, Ser 2018-12A, Cl D
4.694%, ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)(D)	250	229
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
5.244%, ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)(D)	450	409
		32,480

Total Asset-Backed Securities
(Cost $38,730) ($ Thousands)		32,480

	Shares
PREFERRED STOCK — 0.4%

Energy — 0.4%
MPLX, 8.462% *(B)(E)	70,655	2,680

Financials — 0.0%
B Riley Financial, 5.500%	15,750	362

Total Preferred Stock
(Cost $2,690) ($ Thousands)		3,042

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.4%
Alarm.com Holdings
0.000%, 01/15/2026(J)	57	47
Blackstone Mortgage Trust
5.500% , 03/15/2027	200	182
Cheesecake Factory
0.375% , 06/15/2026	138	105
DISH Network
3.375% , 08/15/2026	640	432
DraftKings Holdings
0.000%, 03/15/2028(J)	1,000	613
Gannett
6.000% , 12/01/2027	240	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Latin America
2.000% , 07/15/2024	$140	$121
Liberty TripAdvisor Holdings
0.500% , 06/30/2051(A)	70	44
NCL
2.500% , 02/15/2027(A)	90	62
NIO
0.500% , 02/01/2027	1,350	1,012
Spirit Airlines
1.000% , 05/15/2026	40	36

Total Convertible Bonds
(Cost $3,559) ($ Thousands)		2,881

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes
2.250%, 03/31/2024	1,360	1,343

Total U.S. Treasury Obligation
(Cost $1,354) ($ Thousands)		1,343

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	225	246

Total Municipal Bond

(Cost $249) ($ Thousands)		246

	Number of Warrants
WARRANTS — 0.0%
Noble Corp., Expires 02/05/2028
Strike Price $0.01 **	5,574	67

Total Warrants
(Cost $12) ($ Thousands)		67

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	4,712	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Description	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.1%
Total Purchased Options
(Cost $846) ($ Thousands)	$534

Total Investments in Securities — 92.2%
(Cost $779,928) ($ Thousands)	$686,005

Description	Market Value ($ Thousands)
PURCHASED OPTIONS* (continued)

WRITTEN OPTIONS* — (0.3)%
Total Written Options
(Premiums Received $3,163) ($ Thousands)	$(2,313)

A list of the open exchange traded options contracts held by the Fund at June 30, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
August 2022, S&P 500 E-mini 3rd Week Option*	16	$3,040	$3,800.00	8/20/2022	$118
August 2022, S&P 500 E-mini 3rd Week Option*	15	2,775	3,700.00	8/20/2022	81
September 2022, S&P 500 E-mini Option*	17	2,975	3,500.00	9/17/2022	71
September 2022, S&P 500 E-mini Option*	17	2,890	3,400.00	9/17/2022	53
USD Put*	2,630,000	–	2.70	5/21/2033	80
USD Put*	28,200,000	–	1.85	11/19/2022	15
USD Put*	28,100,000	–	1.80	11/19/2022	13
USD Put/ AUD Call*	3,620,000	2,729	0.75	7/16/2022	–
USD Put/ JPY Call*	2,029,037	229,281	113.00	9/17/2022	2
USD Put/ MXN Call*	3,670,000	73,760	20.10	7/16/2022	31
USD Put/ NOK Call*	3,620,000	31,458	8.69	7/16/2022	–

		$348,908			$464

Call Options
December 2023, IMM Eurodollar Future Option*	6	$1,485	99.00	12/16/2023	$2
USD Put*	2,600,000	–	3.00	5/20/2023	68

		1,485			70

Total Purchased Options		$350,393			$534
WRITTEN OPTIONS — (0.3)%
Put Options
August 2022, S&P 500 E-mini 3rd Week Option*	(2)	$(350)	3,500.00	08/20/22	$(6)
August 2022, S&P 500 E-mini 3rd Week Option*	(15)	(2,550)	3,400.00	08/20/22	(29)
USD Put*	(28,100,000)	–	1.29	11/19/22	(5)
USD Put*	(28,200,000)	–	1.35	11/19/22	(7)
USD Put*	(28,100,000)	–	1.55	11/19/22	(8)
USD Put*	(28,200,000)	–	1.60	11/19/22	(10)
USD Put*	(2,630,000)	–	2.01	05/21/33	(27)
USD Put*	(2,630,000)	–	2.36	05/21/33	(48)

		$(2,900)			$(140)

Call Options
December 2022, IMM Eurodollar Future Option*	(59)	$(14,234)	96.50	12/17/22	$(42)
S&P 500 Index S&P 500 E-mini Option*	(206)	(77,456)	3,760.00	07/16/22	(2,068)
USD Put*	(2,600,000)	–	3.89	05/20/23	(23)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
USD Put*	(2,600,000)	$–	$3.45	05/20/23	(40)

		(91,690)			(2,173)

Total Written Options		$(94,590)			$(2,313)

A list of the open futures contracts held by the Fund at June 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	674	Dec-2023	$164,766	$163,285	$(1,481)
90-Day Euro$	153	Dec-2022	37,442	36,839	(604)
Australian 10-Year Bond	21	Sep-2022	1,736	1,717	(12)
Euro-Bob	5	Sep-2022	673	649	(8)
S&P 500 Index E-MINI	138	Sep-2022	25,938	26,148	210
Three-Month SOFR	62	Sep-2023	14,965	15,008	43
U.S. 2-Year Treasury Note	593	Oct-2022	124,931	124,539	(392)
U.S. 5-Year Treasury Note	175	Oct-2022	19,575	19,644	69
U.S. 10-Year Treasury Note	51	Sep-2022	5,956	6,045	89
U.S. Long Treasury Bond	59	Sep-2022	8,230	8,179	(52)
U.S. Long Treasury Bond	42	Sep-2022	5,810	5,822	13
U.S. Ultra Long Treasury Bond	251	Sep-2022	39,315	38,740	(574)
Ultra 10-Year U.S. Treasury Note	84	Sep-2022	10,858	10,699	(159)
			460,195	457,314	(2,858)
Short Contracts
Euro-Bund	(11)	Sep-2022	$(1,825)	$(1,711)	$71
U.S. 5-Year Treasury Note	(216)	Oct-2022	(24,491)	(24,246)	245
U.S. 10-Year Treasury Note	(486)	Sep-2022	(57,756)	(57,606)	150
Ultra 10-Year U.S. Treasury Note	(2)	Sep-2022	(257)	(255)	2
			(84,329)	(83,818)	468
			$375,866	$373,496	$(2,390)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/22/22	GBP	1,339	USD	1,644	$16
BNP Paribas	07/19/22	EUR	1,080	USD	1,161	31
BNP Paribas	07/19/22	USD	2,901	EUR	2,715	(59)
BNP Paribas	07/19/22	USD	3,705	JPY	470,600	(236)
BNP Paribas	07/19/22	JPY	71,380	USD	548	22
BNP Paribas	07/26/22	AUD	1,701	USD	1,257	87
Citigroup	07/15/22	USD	941	CAD	1,220	5
Citigroup	07/19/22	USD	3,725	CAD	4,656	(115)
Citigroup	07/19/22	USD	610	NOK	6,110	8
Citigroup	07/19/22	USD	1,059	NZD	1,620	(52)
Citigroup	07/19/22	CAD	1,390	USD	1,109	32
Citigroup	07/19/22	NZD	1,604	USD	1,022	25
Citigroup	07/28/22	USD	62	EUR	59	—
Citigroup	07/19/22	USD	1,697	EUR	1,553	(72)
Citigroup	07/19/22	CNY	1,800	USD	281	12
Citigroup	07/19/22	GBP	2,490	USD	3,046	22

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/19/22	EUR	2,390	USD	2,552	$50
Citigroup	07/19/22	EUR	910	USD	952	(1)
Citigroup	07/19/22	AUD	3,661	USD	2,592	74
Citigroup	07/19/22	USD	2,228	MXN	45,660	27
Citigroup	07/19/22	USD	1,539	MXN	30,830	(16)
Citigroup	07/19/22	USD	749	AUD	1,090	1
Citigroup	07/19/22	USD	6,032	AUD	8,385	(266)
Citigroup	07/19/22	MXN	7,590	USD	377	2
Citigroup	07/19/22	MXN	17,390	USD	844	(14)
Citigroup	07/19/22	IDR	106,237,610	USD	7,381	265
Goldman Sachs	07/19/22	USD	1,287	JPY	159,071	(115)
Goldman Sachs	07/19/22	USD	2,038	GBP	1,695	21
Goldman Sachs	07/19/22	USD	4,662	EUR	4,257	(207)
Goldman Sachs	07/19/22	GBP	6,071	USD	7,815	440
Goldman Sachs	07/19/22 - 07/28/22	EUR	19,810	USD	20,975	229
Goldman Sachs	07/19/22	JPY	35,180	USD	262	2
Goldman Sachs	07/25/22	MXN	29,370	USD	1,431	(18)
Goldman Sachs	09/23/22	USD	404	MXN	8,185	(5)
JPMorgan Chase Bank	07/19/22	CNY	1,070	USD	167	7
Morgan Stanley	07/19/22	BRL	937	USD	197	19
Morgan Stanley	07/19/22	USD	1,041	JPY	134,900	(46)
Morgan Stanley	07/19/22	USD	1,912	CAD	2,440	(21)
Morgan Stanley	07/19/22	USD	2,141	AUD	3,010	(72)
Morgan Stanley	07/19/22	AUD	4,167	USD	3,049	184
Morgan Stanley	07/19/22	USD	6,360	NOK	55,793	(709)
Morgan Stanley	07/19/22	EUR	9,045	USD	9,879	411
Morgan Stanley	07/19/22 - 07/25/22	NOK	18,637	USD	2,114	226
Morgan Stanley	07/19/22	MXN	67,620	USD	3,320	(20)
Morgan Stanley	09/26/22	JPY	28,214	USD	235	26
						$200

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2022 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDS-CDX.NA.HY	5.00%	Quarterly	06/20/2027	$3,814	$110	$(170)	$280
CDS-DAIGR	1.00%	Quarterly	12/20/2024	1,290	(9)	(14)	5
CDS-DIS	1.00%	Quarterly	06/20/2026	660	(10)	(16)	6
CDS-GM	5.00%	Quarterly	06/20/2026	1,450	(129)	(225)	96
CDS-VIAC	1.00%	Quarterly	06/20/2026	660	13	(8)	21
ICE CD Transocean	1.00%	Quarterly	12/20/2022	235	11	9	2
					$(14)	$(424)	$410

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	1.00%	Quarterly	12/20/2024	$(1,290)	$(8)	$7	$(15)
CDS-F	5.00%	Quarterly	06/20/2026	(1,450)	41	167	(126)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Continued)

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY 0.30%	5.00%	Quarterly	06/20/2023	$(15,916)	$265	$236	$29
CDX.NA.HY 0.34%	5.00%	Quarterly	06/25/2025	(6,092)	1	(140)	141
CDX.NA.IG 0.34%	1.00%	Quarterly	06/20/2025	(26,200)	28	235	(207)
ICE CD Boeing Company	1.00%	Quarterly	06/20/2024	(525)	(9)	5	(14)
ICE CD CDXIG	1.00%	Quarterly	12/20/2024	(2,375)	6	31	(25)
ICE CD General Electric Company	1.00%	Quarterly	06/20/2026	(1,175)	(24)	15	(39)
Kingdom of Saudi Arabia	1.00%	Quarterly	12/20/2026	(2,690)	36	59	(23)
Republic of Chile	1.00%	Quarterly	06/20/2027	(210)	(1)	2	(3)
Republic of Peru	1.00%	Quarterly	06/20/2027	(980)	(11)	11	(22)
Republic of the Phillipines	1.00%	Quarterly	06/20/2027	(390)	(5)	1	(6)
United Mexican States	1.00%	Quarterly	06/20/2027	(1,160)	(39)	(12)	(27)
					$280	$617	$(337)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	5.80%	Monthly	01/02/2023	BRL	11,150	$82	$3	$79
1.52%	USD-SOFR-OIS	Annually	11/20/2026	USD	4,830	150	(8)	158
BZDIOVRA 1M	BRL @11.23%	Monthly	01/04/2027	BRL	80	1	–	1
EUR006M	0.75%	Semi-Annually	09/21/2027	EUR	5,240	297	286	11
WIBR6M	7.00%	Semi-Annually	09/21/2027	PLN	5,400	(8)	6	(14)
CNRR007	2.5%	Quarterly	12/21/2027	USD	3,500	25	35	(10)
EUR006M	0.75%	Semi-Annually	09/21/2029	EUR	3,900	344	316	28
9.03%	MXIBTIIE	Monthly	09/08/2032	MXN	14,250	5	(9)	14
EUR006M	1.00%	Semi-Annually	09/21/2032	EUR	2,475	290	266	24
SONIO	1.50%	Annually	09/21/2032	GBP	500	44	43	1
6.25%	WIBR6M	Annually	09/21/2032	PLN	3,000	(16)	(25)	9
SOFRRATE	2.75%	Annually	09/21/2032	USD	790	3	31	(28)
8.75%	JIBA3M	Quarterly	09/21/2032	ZAR	8,100	(15)	(3)	(12)
KWCDC	3.75%	Quarterly	12/21/2032	KRW	1,039,920	(28)	(21)	(7)
EUR006M	1.00%	Semi-Annually	09/21/2042	EUR	430	94	81	13
2.65%	USD-SOFR-OIS	Annually	08/15/2047	USD	3,625	40	41	(1)
USA-CPI-U	3.37%	Annually	11/18/2026	USD	4,250	(152)	40	(192)
EUR006M	0.75%	Semi-Annually	09/21/2025	EUR	3,860	110	114	(4)
12.016%	BZDIOVRA	Monthly	01/02/2025	BRL	1,500	(4)	–	(4)
12.01%	BZDIOVRA	Monthly	01/02/2025	BRL	2,525	(8)	–	(8)
10.565%	BZDIOVRA	Monthly	01/02/2023	BRL	4,810	(14)	–	(14)
12.40%	BZDIOVRA	Monthly	01/02/2023	BRL	4,280	(6)	–	(6)
3.97%	USA-CPI-U	Annually	11/18/2023	USD	4,250	232	(11)	243
12.30%	BZDIOVRA	Monthly	01/02/2024	BRL	1,690	(5)	1	(6)
BZDIOVRA	11.814%	Monthly	01/02/2024	BRL	12,765	(49)	9	(58)
KWCDC	3.00%	Quarterly	06/15/2024	KRW	2,602,850	15	2	13
7.2%	28-DAY MXN - TIIE	Monthly	07/17/2024	MXN	365,383	(768)	–	(768)
USD-SOFR-OIS	2.62%	Annually	02/15/2048	USD	1,335	21	–	21
MXIBTIIE	9.50%	Monthly	09/18/2024	MXN	53,200	5	7	(2)
HIHD03M	3.20%	Quarterly	09/21/2024	HKD	34,730	5	(16)	21
WIBR6M	7.5%	Semi-Annually	09/21/2024	PLN	4,025	5	1	4
JIBA3M	0.00%	Quarterly	09/21/2024	ZAR	56,950	43	13	30
2.50%	CNRR007	Quarterly	12/21/2024	CNY	4,900	2	2	–
BZDIOVRA	10.95%	Monthly	01/02/2025	BRL	4,140	32	–	32
12.06%	BZDIOVRA	Monthly	01/02/2025	BRL	7,450	(21)	3	(24)
12.095%	BZDIOVRA	Monthly	01/02/2025	BRL	2,575	(7)	–	(7)
2.80%	SOFRRATE	Annually	09/21/2024	USD	4,400	(19)	4	(23)
EUR006M	1.00%	Semi-Annually	09/21/2052	EUR	340	99	90	9

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
						$824	$1,301	$(477)

A list of open OTC swap agreements held by the Fund at June 30, 2022 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	$(440)	$45	$75	$(30)
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	(880)	90	150	(60)
							$135	$225	$(90)

Percentages are based on Net Assets of $743,717 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $313,460 ($ Thousands), representing 42.1% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.
(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNY — Chinese Yuan Onshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized index of consumer prices
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
OIS — Overnight Index Swap
OTC — Over-the-Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
Pty — Proprietary
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TIIE — Interbank Equilibrium Interest Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Income Fund (Concluded)

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	359,382	–	359,382
Loan Participations	879	101,759	3,954	106,592
Sovereign Debt	–	71,657	–	71,657
Mortgage-Backed Securities	–	56,001	–	56,001
Common Stock	50,893	166	721	51,780
Asset-Backed Securities	–	32,480	–	32,480
Preferred Stock	–	362	2,680	3,042
Convertible Bonds	–	2,881	–	2,881
U.S. Treasury Obligation	–	1,343	–	1,343
Municipal Bond	–	246	–	246
Warrants	–	67	–	67
Rights	–	–	–	–
Purchased Options	534	–	–	534
Total Investments in Securities	52,306	626,344	7,355	686,005

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(2,313)	–	–	(2,313)
Futures Contracts*
Unrealized Appreciation	892	–	–	892
Unrealized Depreciation	(3,282)	–	–	(3,282)
Forwards Contracts*
Unrealized Appreciation	–	2,244	–	2,244
Unrealized Depreciation	–	(2,044)	–	(2,044)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(90)	–	(90)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	580	–	580
Unrealized Depreciation	–	(507)	–	(507)
Interest Rate Swaps*
Unrealized Appreciation	–	711	–	711
Unrealized Depreciation	–	(1,188)	–	(1,188)
Total Other Financial Instruments	(4,703)	(294)	–	(4,997)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2022, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 62.7%
U.S. Treasury Bills ^
3.122%, 06/15/2023 (A)	$500	$487
1.312%, 09/29/2022 (A)	10,000	9,959
1.253%, 09/15/2022 (A)	10,000	9,967
1.241%, 09/08/2022 (A)	12,000	11,965
0.981%, 08/11/2022 (A)	10,000	9,985
0.963%, 08/25/2022 (A)	12,000	11,974
0.650%, 07/21/2022 (A)	9,000	8,995
U.S. Treasury Inflation Protected Securities
0.625%, 01/15/2024	39,775	40,456
0.625%, 01/15/2026	12,828	12,971
0.375%, 07/15/2025	55,270	55,824
0.375%, 01/15/2027	60,028	59,804
0.375%, 07/15/2027	32,486	32,368
0.250%, 01/15/2025	68,356	68,770
0.125%, 07/15/2024	31,261	31,560
0.125%, 10/15/2024	52,399	52,719
0.125%, 10/15/2025	33,332	33,306
0.125%, 07/15/2026	41,511	41,175
U.S. Treasury Notes ^
1.908%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (D)	1,800	1,803
1.894%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (D)	6,000	6,015
1.893%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (D)	6,700	6,713
1.888%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (D)	19,400	19,444
1.844%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (D)	10,600	10,611
1.784%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (D)	5,000	4,996
0.125%, 04/30/2023	400	391

Total U.S. Treasury Obligations
(Cost $557,292) ($ Thousands)		542,258

	Shares
COMMON STOCK — 31.5%

Communication Services — 2.7%
Activision Blizzard Inc	9,047	704
Alphabet Inc, Cl A *	1,476	3,216
Alphabet Inc, Cl C *	1,359	2,973
AMC Entertainment Holdings, Cl A *	7,800	106
AT&T Inc	140,947	2,954

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Communications Holdings Inc	800	$49
Electronic Arts Inc	3,876	471
Iridium Communications Inc *	4,021	151
Liberty Media Corp-Liberty Formula One, Cl C *	3,400	216
Live Nation Entertainment Inc *	1,500	124
Lumen Technologies Inc	24,071	263
Madison Square Garden Entertainment Corp *	378	20
Madison Square Garden Sports Corp *	173	26
Match Group Inc *	1,047	73
Meta Platforms Inc, Cl A *	11,442	1,845
Netflix Inc *	5,082	889
Pinterest Inc, Cl A *	1,721	31
Roku Inc, Cl A *	1,051	86
Spotify Technology SA *	2,017	189
Take-Two Interactive Software Inc, Cl A *	1,790	219
Telephone and Data Systems Inc	4,700	74
T-Mobile US Inc *	12,135	1,633
Twitter Inc *	4,487	168
Verizon Communications Inc	81,314	4,127
Walt Disney Co/The *	21,667	2,045
Warner Bros Discovery Inc *	28,137	378

		23,030
Consumer Staples — 8.2%
Albertsons Cos Inc, Cl A	4,400	118
Altria Group Inc	54,331	2,269
Andersons Inc/The	1,700	56
Archer-Daniels-Midland Co	16,400	1,273
B&G Foods Inc, Cl A	1,029	24
Beauty Health *	2,900	37
BellRing Brands *	2,119	53
Beyond Meat Inc *	1,400	34
BJ's Wholesale Club Holdings Inc *	4,100	256
Boston Beer Co Inc/The, Cl A *	250	76
Brown-Forman Corp, Cl A	1,128	76
Brown-Forman Corp, Cl B	4,817	338
Bunge Ltd	4,136	375
Cal-Maine Foods Inc	1,150	57
Campbell Soup Co	4,596	221
Casey's General Stores Inc	897	166
Celsius Holdings Inc *	1,500	98
Central Garden & Pet Co, Cl A *	1,500	60
Chefs' Warehouse Inc/The *	1,700	66
Church & Dwight Co Inc	6,979	647
Clorox Co/The	3,514	495
Coca-Cola Co/The	117,478	7,391
Coca-Cola Consolidated Inc	160	90
Colgate-Palmolive Co	24,723	1,981
Conagra Brands Inc	14,386	493
Constellation Brands Inc, Cl A	4,521	1,054

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp	13,328	$6,388
Coty Inc, Cl A *	10,465	84
Darling Ingredients Inc *	5,136	307
Edgewell Personal Care Co	1,734	60
elf Beauty Inc *	2,200	68
Energizer Holdings Inc	2,113	60
Estee Lauder Cos Inc/The, Cl A	6,903	1,758
Flowers Foods Inc	5,007	132
Freshpet Inc *	1,300	67
General Mills Inc	17,495	1,320
Grocery Outlet Holding Corp *	2,000	85
Hain Celestial Group Inc/The *	2,034	48
Herbalife Nutrition Ltd *	2,408	49
Hershey Co/The	4,194	902
Hormel Foods Corp	8,039	381
Hostess Brands Inc, Cl A *	3,770	80
Ingredion Inc	1,982	175
Inter Parfums Inc	400	29
J & J Snack Foods Corp	227	32
J M Smucker Co/The	2,914	373
John B Sanfilippo & Son Inc	500	36
Kellogg Co	7,112	507
Keurig Dr Pepper Inc	22,046	780
Kimberly-Clark Corp	9,858	1,332
Kraft Heinz Co/The	19,718	752
Kroger Co/The	21,336	1,010
Lamb Weston Holdings Inc	4,205	300
Lancaster Colony Corp	550	71
McCormick & Co Inc/MD	7,246	603
Medifast Inc	354	64
MGP Ingredients Inc	800	80
Molson Coors Beverage Co, Cl B	5,374	293
Mondelez International Inc, Cl A	40,704	2,527
Monster Beverage Corp *	10,721	994
National Beverage Corp, Cl A	1,300	64
Nu Skin Enterprises Inc, Cl A	1,143	49
Olaplex Holdings Inc *	3,600	51
PepsiCo Inc	41,792	6,965
Performance Food Group Co *	4,395	202
Philip Morris International Inc	46,689	4,610
Pilgrim's Pride Corp *	1,078	34
Post Holdings Inc *	1,872	154
PriceSmart Inc	600	43
Primo Water Corp	4,125	55
Procter & Gamble Co/The	72,014	10,355
Reynolds Consumer Products Inc	1,500	41
Sanderson Farms Inc	601	130
Seaboard Corp	7	27
Simply Good Foods Co/The *	1,900	72
SpartanNash Co	1,700	51
Spectrum Brands Holdings Inc	966	79
Sprouts Farmers Market Inc *	3,028	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sysco Corp, Cl A	15,629	$1,324
TreeHouse Foods Inc *	1,231	51
Tyson Foods Inc, Cl A	8,058	693
United Natural Foods Inc *	1,600	63
Universal Corp/VA	1,000	60
US Foods Holding Corp *	5,956	183
USANA Health Sciences Inc *	500	36
Utz Brands Inc	4,800	66
Vector Group Ltd	1,429	15
Walgreens Boots Alliance Inc	20,815	789
Walmart Inc	41,628	5,061
WD-40 Co	361	73
Weis Markets Inc	1,300	97

		71,121
Energy — 7.1%
Antero Midstream Corp	15,600	141
Antero Resources Corp *	11,347	348
APA Corp	13,948	487
Arch Resources Inc	700	100
Archrock Inc	9,200	76
Baker Hughes Co, Cl A	28,510	823
Brigham Minerals, Cl A	1,483	37
Bristow Group *	1,600	37
Cactus Inc, Cl A	2,400	97
California Resources	3,100	119
Callon Petroleum *	1,800	71
Centennial Resource Development Inc/DE, Cl A *	9,000	54
ChampionX Corp	7,238	144
Cheniere Energy Inc	8,932	1,188
Chesapeake Energy Corp	3,200	259
Chevron Corp	73,309	10,614
Chord Energy	700	85
Civitas Resources	1,607	84
Clean Energy Fuels Corp *	7,200	32
CNX Resources Corp *	7,560	124
Comstock Resources *	3,200	39
ConocoPhillips	50,002	4,491
CONSOL Energy Inc *	1,900	94
Continental Resources Inc/OK, Cl A	2,093	137
Coterra Energy Inc	30,658	791
Delek US Holdings Inc *	3,533	91
Denbury *	2,000	120
Devon Energy Corp	25,348	1,397
DHT Holdings Inc	8,700	53
Diamondback Energy Inc, Cl A	6,878	833
Dorian LPG Ltd	3,800	58
Dril-Quip Inc *	2,488	64
DT Midstream Inc	4,216	207
Energy Fuels Inc/Canada *	7,500	37
EOG Resources Inc	21,698	2,396

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	11,998	$413
Equitrans Midstream Corp	21,222	135
Expro Group Holdings *	2,200	25
Exxon Mobil Corp	160,169	13,717
Gevo *	11,600	27
Green Plains Inc *	1,900	52
Halliburton Co	33,069	1,037
Helmerich & Payne Inc	4,238	182
Hess Corp	10,420	1,104
HF Sinclair Corp	5,531	250
International Seaways Inc	2,700	57
Kinder Morgan Inc	75,287	1,262
Laredo Petroleum *	600	41
Liberty Energy, Cl A *	4,870	62
Magnolia Oil & Gas Corp, Cl A	4,609	97
Marathon Oil Corp	28,662	644
Marathon Petroleum Corp	23,204	1,908
Matador Resources Co	4,200	196
Murphy Oil Corp	5,723	173
Nabors Industries Ltd *	200	27
New Fortress Energy Inc, Cl A	1,700	67
NexTier Oilfield Solutions Inc *	4,600	44
Northern Oil and Gas	2,400	61
NOV Inc	13,823	234
Occidental Petroleum Corp	32,209	1,896
Oceaneering International Inc, Cl A *	2,577	28
ONEOK Inc	18,854	1,046
Ovintiv Inc	9,370	414
Par Pacific Holdings Inc *	3,495	54
Patterson-UTI Energy Inc	7,459	118
PBF Energy Inc, Cl A *	3,520	102
PDC Energy Inc, Cl A	3,814	235
Peabody Energy Corp *	4,200	90
Phillips 66	18,174	1,490
Pioneer Natural Resources Co	8,172	1,823
ProPetro Holding Corp *	2,694	27
Range Resources Corp *	8,857	219
REX American Resources Corp *	307	26
Schlumberger NV, Cl A	55,198	1,974
SM Energy Co	4,700	161
Southwestern Energy Co *	37,522	234
Targa Resources Corp	8,759	523
Tellurian *	17,300	52
Texas Pacific Land Corp	263	391
Uranium Energy *	16,300	50
US Silica Holdings Inc *	4,400	50
Valero Energy Corp	15,647	1,663
Whiting Petroleum	1,400	95
Williams Cos Inc/The	46,844	1,462
World Fuel Services Corp	3,440	70

		61,836

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 6.6%
10X Genomics Inc, Cl A *	922	$42
Abbott Laboratories	18,802	2,043
AbbVie Inc	19,391	2,970
ABIOMED Inc *	324	80
Acadia Healthcare Co Inc, Cl A *	1,266	86
ACADIA Pharmaceuticals Inc *	3,200	45
Agilent Technologies Inc	3,098	368
agilon health Inc *	3,200	70
Align Technology Inc *	951	225
Alkermes PLC *	2,600	77
Alnylam Pharmaceuticals Inc *	1,473	215
Amedisys Inc *	200	21
AmerisourceBergen Corp, Cl A	1,333	189
Amgen Inc, Cl A	5,980	1,455
AMN Healthcare Services Inc *	700	77
Amphastar Pharmaceuticals Inc *	1,493	52
Apellis Pharmaceuticals *	1,200	54
Arrowhead Pharmaceuticals Inc *	926	33
Arvinas Inc *	600	25
Avanos Medical Inc *	858	23
Avantor Inc *	5,306	165
Azenta Inc	1,400	101
Baxter International Inc	5,857	376
Becton Dickinson and Co	2,935	724
Biogen Inc *	1,892	386
Biohaven Pharmaceutical Holding Co Ltd *	500	73
BioMarin Pharmaceutical Inc *	1,543	128
Bio-Rad Laboratories Inc, Cl A *	142	70
Bio-Techne Corp	328	114
Blueprint Medicines Corp *	540	27
Boston Scientific Corp *	16,393	611
Bristol-Myers Squibb Co	22,857	1,760
Bruker Corp	1,024	64
Cardinal Health Inc	2,275	119
Catalent Inc *	1,429	153
Centene Corp *	5,750	486
Change Healthcare Inc *	4,500	104
Charles River Laboratories International Inc *	453	97
Chemed Corp	150	70
Cigna Corp	3,521	928
CONMED Corp	400	38
Cooper Cos Inc/The, Cl A	472	148
CorVel Corp *	300	44
Covetrus Inc *	1,935	40
CVS Health Corp	14,078	1,304
Cytokinetics *	1,200	47
Danaher Corp, Cl A	6,637	1,683
DaVita Inc *	658	53
Denali Therapeutics Inc *	3,200	94
DENTSPLY SIRONA Inc	1,704	61

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dexcom Inc *	4,308	$321
Edwards Lifesciences Corp, Cl A *	7,741	736
Elanco Animal Health Inc *	4,000	78
Elevance Health Inc	2,463	1,189
Eli Lilly & Co	8,922	2,893
Enanta Pharmaceuticals Inc *	500	24
Encompass Health Corp	978	55
Ensign Group Inc/The	379	28
Envista Holdings Corp *	1,700	65
Exact Sciences Corp *	1,839	72
Exelixis Inc *	2,304	48
Fate Therapeutics Inc *	800	20
Gilead Sciences Inc	12,994	803
Globus Medical Inc, Cl A *	900	50
Guardant Health Inc *	534	22
Haemonetics Corp *	628	41
Halozyme Therapeutics Inc *	1,268	56
HCA Healthcare Inc	2,259	380
HealthEquity Inc *	600	37
HealthStream Inc *	1,500	33
Henry Schein Inc *	1,103	85
Hologic Inc *	3,017	209
Horizon Therapeutics PLC *	3,228	257
Humana Inc	1,256	588
ICU Medical Inc *	224	37
IDEXX Laboratories Inc *	1,056	370
Illumina Inc *	1,593	294
Inari Medical *	600	41
Incyte Corp *	1,843	140
Insmed Inc *	4,200	83
Inspire Medical Systems Inc *	300	55
Insulet Corp *	910	198
Integer Holdings Corp *	500	35
Integra LifeSciences Holdings Corp *	728	39
Intellia Therapeutics *	400	21
Intra-Cellular Therapies Inc, Cl A *	1,200	68
Intuitive Surgical Inc *	3,499	702
Ionis Pharmaceuticals Inc *	1,376	51
IQVIA Holdings Inc *	2,382	517
iRhythm Technologies Inc *	500	54
Ironwood Pharmaceuticals Inc, Cl A *	2,400	28
Jazz Pharmaceuticals PLC *	629	98
Johnson & Johnson	26,869	4,769
Laboratory Corp of America Holdings	1,233	289
Lantheus Holdings Inc *	1,000	66
LHC Group Inc *	500	78
Ligand Pharmaceuticals Inc *	278	25
LivaNova PLC *	557	35
Maravai LifeSciences Holdings Inc, Cl A *	2,000	57
Masimo Corp *	492	64
McKesson Corp	1,439	469
Medpace Holdings Inc *	300	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	14,549	$1,306
Merck & Co Inc	25,793	2,351
Merit Medical Systems Inc *	600	33
Mesa Laboratories Inc	102	21
Mettler-Toledo International Inc *	198	227
Mirati Therapeutics Inc *	366	25
Moderna Inc *	3,409	487
Molina Healthcare Inc *	738	206
Natera Inc *	641	23
Neogen Corp, Cl B *	938	23
Neurocrine Biosciences Inc *	828	81
NextGen Healthcare Inc *	3,016	53
Novavax Inc *	538	28
Novocure Ltd *	900	63
NuVasive Inc *	600	29
Omnicell Inc *	350	40
Option Care Health Inc *	2,300	64
Organon & Co	2,239	76
Owens & Minor Inc	1,200	38
Pacira BioSciences Inc *	800	47
Penumbra Inc *	250	31
PerkinElmer Inc	1,022	145
Perrigo Co PLC	430	17
Pfizer Inc	57,235	3,001
Premier Inc, Cl A	600	21
Progyny *	1,000	29
PTC Therapeutics *	800	32
QIAGEN NV *	2,604	123
Quest Diagnostics Inc	1,433	191
QuidelOrtho Corp *	200	19
Regeneron Pharmaceuticals Inc *	1,053	622
Repligen Corp *	588	95
ResMed Inc	1,614	338
Royalty Pharma PLC, Cl A	2,500	105
Sage Therapeutics Inc *	897	29
Sarepta Therapeutics Inc *	509	38
Seagen Inc *	1,352	239
Select Medical Holdings Corp	1,400	33
Shockwave Medical Inc *	300	57
STAAR Surgical Co *	180	13
STERIS PLC	753	155
Stryker Corp	3,631	722
Syneos Health Inc, Cl A *	1,173	84
Tandem Diabetes Care Inc *	400	24
Teladoc Health Inc *	2,861	95
Teleflex Inc	792	195
Tenet Healthcare Corp *	1,100	58
Thermo Fisher Scientific Inc	4,047	2,199
Ultragenyx Pharmaceutical Inc *	476	28
United Therapeutics Corp *	461	109
UnitedHealth Group Inc	9,540	4,900
Universal Health Services Inc, Cl B	598	60

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veeva Systems Inc, Cl A *	1,770	$350
Vertex Pharmaceuticals Inc *	2,728	769
Viatris Inc, Cl W *	16,340	171
Waters Corp *	501	166
West Pharmaceutical Services Inc	970	293
Xencor Inc *	1,609	44
Zimmer Biomet Holdings Inc	2,846	299
Zoetis Inc, Cl A	5,043	867

		57,023
Information Technology — 2.2%
Accenture PLC, Cl A	2,356	654
Adobe Inc *	1,881	689
Akamai Technologies Inc *	600	55
Amdocs Ltd	953	79
ANSYS Inc *	554	133
Aspen Technology *	199	37
Atlassian Corp PLC, Cl A *	800	150
Autodesk Inc, Cl A *	963	166
Automatic Data Processing Inc	1,540	323
Avalara Inc *	800	56
Bill.com Holdings Inc *	200	22
Black Knight Inc *	1,200	78
Block, Cl A *	2,070	127
Broadridge Financial Solutions Inc	400	57
Cadence Design Systems Inc *	1,382	207
Cass Information Systems Inc	800	27
CDK Global Inc	1,165	64
Ceridian HCM Holding Inc *	600	28
Citrix Systems Inc	300	29
Cloudflare Inc, Cl A *	600	26
Cognizant Technology Solutions Corp, Cl A	1,545	104
CommVault Systems Inc *	400	25
Crowdstrike Holdings Inc, Cl A *	1,000	169
Datadog Inc, Cl A *	675	64
DocuSign Inc, Cl A *	500	29
DXC Technology Co *	2,100	64
Dynatrace Inc *	900	36
EPAM Systems Inc *	122	36
Fair Isaac Corp *	100	40
Fidelity National Information Services Inc, Cl B	2,718	249
Fiserv Inc, Cl A *	2,800	249
Five9 Inc *	300	27
FleetCor Technologies Inc *	205	43
Fortinet Inc *	1,750	99
Gartner Inc *	300	73
Genpact Ltd	700	30
Global Payments Inc	862	95
Globant SA *	110	19
GoDaddy Inc, Cl A *	1,000	70
Guidewire Software Inc, Cl Z *	500	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HubSpot Inc *	100	$30
International Business Machines Corp	3,350	473
Intuit Inc	873	336
Jack Henry & Associates Inc	351	63
Manhattan Associates Inc *	314	36
Mastercard Inc, Cl A	3,202	1,010
Microsoft Corp	28,834	7,405
MongoDB Inc, Cl A *	160	42
NortonLifeLock Inc	1,406	31
Okta Inc, Cl A *	400	36
Oracle Corp, Cl B	6,396	447
PagerDuty Inc *	1,465	36
Palantir Technologies Inc, Cl A *	3,800	34
Palo Alto Networks Inc *	453	224
Paychex Inc	1,075	122
Paycom Software Inc *	101	28
Paylocity Holding Corp *	200	35
PayPal Holdings Inc *	4,677	327
PTC Inc *	600	64
Roper Technologies Inc	500	197
Salesforce Inc *	3,903	644
ServiceNow Inc *	752	358
Snowflake, Cl A *	1,000	139
Splunk Inc *	458	41
SS&C Technologies Holdings Inc	560	33
Synopsys Inc *	761	231
Trade Desk Inc/The, Cl A *	1,000	42
Twilio Inc, Cl A *	500	42
Tyler Technologies Inc *	110	37
Unity Software Inc *	500	18
Verint Systems Inc *	600	25
VeriSign Inc *	300	50
Visa Inc, Cl A	6,287	1,238
VMware Inc, Cl A	673	77
Vonage Holdings Corp *	1,700	32
WEX Inc *	200	31
Workday Inc, Cl A *	1,151	161
Zendesk Inc *	700	52
Zoom Video Communications Inc, Cl A *	1,252	135
Zscaler Inc *	160	24

		18,950
Real Estate — 3.1%
Acadia Realty Trust ‡	4,400	69
Agree Realty Corp ‡	900	65
Alexandria Real Estate Equities Inc ‡	3,314	481
American Campus Communities Inc ‡	2,670	172
American Homes 4 Rent, Cl A ‡	5,094	181
American Tower Corp, Cl A ‡	9,227	2,358
Americold Realty Trust ‡	3,900	117
Anywhere Real Estate *	3,100	30
Apartment Income Corp ‡	2,322	97

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Hospitality Inc ‡	2,514	$37
AvalonBay Communities Inc ‡	2,653	515
Boston Properties Inc ‡	3,232	288
Brandywine Realty Trust ‡	1,921	18
Brixmor Property Group Inc ‡	4,985	101
Broadstone Net Lease, Cl A ‡	3,600	74
Camden Property Trust ‡	2,003	269
CareTrust Inc ‡	2,600	48
CBRE Group Inc, Cl A *	6,276	462
Corporate Office Properties Trust ‡	1,815	48
Cousins Properties Inc ‡	2,828	83
Crown Castle International Corp ‡	8,804	1,482
CubeSmart ‡	6,381	273
Cushman & Wakefield PLC *‡	1,838	28
DiamondRock Hospitality Co *‡	6,600	54
Digital Realty Trust Inc, Cl A ‡	5,857	760
DigitalBridge Group *‡	8,366	41
Douglas Emmett Inc ‡	2,869	64
Duke Realty Corp ‡	7,065	388
EastGroup Properties Inc ‡	617	95
Empire State Realty Trust Inc, Cl A ‡	5,128	36
EPR Properties, Cl A ‡	1,053	49
Equinix Inc ‡	1,878	1,234
Equity Commonwealth *‡	2,200	61
Equity LifeStyle Properties Inc ‡	4,200	296
Equity Residential ‡	6,684	483
Essential Properties Realty Trust Inc ‡	1,802	39
Essex Property Trust Inc ‡	1,331	348
Extra Space Storage Inc ‡	2,681	456
Federal Realty OP LP ‡	1,419	136
First Industrial Realty Trust Inc ‡	1,830	87
Forestar Group Inc *‡	2,200	30
Four Corners Property Trust Inc ‡	2,300	61
Franklin Street Properties Corp ‡	8,100	34
Gaming and Leisure Properties Inc ‡	3,601	165
Getty Realty Corp ‡	1,500	40
Healthcare Realty Trust Inc ‡	2,504	68
Healthcare Trust of America Inc, Cl A ‡	4,341	121
Healthpeak Properties Inc ‡	10,221	265
Highwoods Properties Inc ‡	1,951	67
Host Hotels & Resorts Inc ‡	16,588	260
Howard Hughes Corp/The *‡	1,009	69
Hudson Pacific Properties Inc ‡	2,482	37
Independence Realty Trust ‡	6,300	131
Industrial Logistics Properties Trust ‡	1,400	20
Innovative Industrial Properties Inc, Cl A ‡	300	33
Invitation Homes Inc ‡	13,512	481
Iron Mountain Inc ‡	5,936	289
JBG SMITH Properties ‡	2,100	50
Jones Lang LaSalle Inc *‡	824	144
Kennedy-Wilson Holdings Inc ‡	1,545	29
Kilroy Realty Corp ‡	1,928	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimco Realty Corp ‡	10,881	$215
Kite Realty Group Trust ‡	4,464	77
Lamar Advertising Co, Cl A ‡	1,984	175
Life Storage Inc ‡	1,450	162
LXP Industrial Trust, Cl B ‡	5,988	64
Macerich Co/The ‡	4,197	37
Marcus & Millichap Inc ‡	600	22
Medical Properties Trust Inc ‡	10,558	161
Mid-America Apartment Communities Inc ‡	2,319	405
National Health Investors Inc ‡	941	57
National Retail Properties Inc ‡	3,100	133
National Storage Affiliates Trust ‡	1,843	92
Newmark Group Inc, Cl A ‡	3,459	33
Omega Healthcare Investors Inc ‡	3,674	104
Opendoor Technologies *‡	8,400	40
Outfront Media Inc ‡	2,922	50
Paramount Group Inc ‡	4,700	34
Park Hotels & Resorts Inc ‡	4,754	65
Pebblebrook Hotel Trust ‡	2,977	49
Phillips Edison & Co Inc ‡	4,700	157
Physicians Realty Trust ‡	3,578	62
PotlatchDeltic Corp ‡	1,163	51
Prologis Inc ‡	14,495	1,705
PS Business Parks Inc ‡	302	56
Public Storage ‡	3,015	943
Rayonier Inc ‡	3,008	112
Realty Income Corp ‡	10,605	724
Regency Centers Corp ‡	4,149	246
Retail Opportunity Investments Corp ‡	1,900	30
Rexford Industrial Realty Inc ‡	3,728	215
RLJ Lodging Trust ‡	4,599	51
Ryman Hospitality Properties Inc *‡	972	74
Sabra Health Care Inc ‡	3,595	50
Saul Centers Inc ‡	834	39
SBA Communications Corp, Cl A ‡	2,215	709
Service Properties Trust ‡	2,918	15
Simon Property Group Inc ‡	6,631	629
SITE Centers Corp ‡	3,200	43
SL Green Realty Corp ‡	951	44
Spirit Realty Capital Inc ‡	1,941	73
St Joe Co/The ‡	1,367	54
STAG Industrial Inc ‡	3,078	95
STORE Capital Corp ‡	4,955	129
Sun Communities Inc ‡	2,552	407
Sunstone Hotel Investors Inc *‡	6,306	63
Tanger Factory Outlet Centers Inc ‡	3,500	50
Terreno Realty Corp ‡	1,078	60
UDR Inc ‡	5,588	257
Uniti Group Inc ‡	4,762	45
Urban Edge Properties ‡	3,148	48
Ventas Inc ‡	7,383	380
Veris Residential *‡	3,324	44

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VICI Properties Inc ‡	17,800	$530
Vornado Realty Trust ‡	3,078	88
Washington Real Estate Investment Trust ‡	5,000	107
Welltower Inc ‡	8,756	721
Weyerhaeuser Co ‡	15,592	516
WP Carey Inc ‡	4,379	363
Xenia Hotels & Resorts Inc *‡	2,300	33
Zillow Group Inc, Cl A *‡	1,200	38
Zillow Group Inc, Cl C *‡	2,900	92

		26,541
Utilities — 1.6%
AES Corp/The	7,642	161
ALLETE Inc	1,000	59
Alliant Energy Corp	2,528	148
Ameren Corp	2,954	267
American Electric Power Co Inc	6,179	593
American States Water Co	600	49
American Water Works Co Inc	2,259	336
Atmos Energy Corp	1,573	176
Avangrid Inc	1,200	55
Avista Corp	1,200	52
Black Hills Corp, Cl A	1,000	73
Brookfield Renewable Corp, Cl A	1,400	50
California Water Service Group, Cl A	400	22
CenterPoint Energy Inc	6,808	201
Clearway Energy Inc, Cl C	1,319	46
CMS Energy Corp	3,404	230
Consolidated Edison Inc	4,444	423
Constellation Energy Corp	3,687	211
Dominion Energy Inc	10,107	807
DTE Energy Co	2,233	283
Duke Energy Corp	9,323	1,000
Edison International	4,980	315
Entergy Corp	2,193	247
Essential Utilities Inc	2,203	101
Evergy Inc	2,301	150
Eversource Energy	4,082	345
Exelon Corp	11,662	529
FirstEnergy Corp	7,222	277
Hawaiian Electric Industries Inc	1,328	54
IDACORP Inc, Cl A	1,000	106
MGE Energy Inc	600	47
Middlesex Water Co	300	26
National Fuel Gas Co	1,000	66
New Jersey Resources Corp	1,400	62
NextEra Energy Inc	25,644	1,986
NiSource Inc	4,246	125
NRG Energy Inc	3,105	119
OGE Energy Corp	1,715	66
ONE Gas Inc	494	40
Ormat Technologies Inc	400	31

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
PG&E Corp *		23,061	$230
Pinnacle West Capital Corp		1,650	121
PNM Resources Inc		752	36
Portland General Electric Co		1,076	52
PPL Corp		8,916	242
Public Service Enterprise Group Inc		6,937	439
Sempra Energy		3,984	599
SJW Group		900	56
South Jersey Industries Inc, Cl A		2,300	79
Southern Co/The		13,124	936
Southwest Gas Holdings Inc		700	61
Spire Inc		800	59
UGI Corp		1,847	71
Unitil Corp		600	35
Via Renewables Inc, Cl A		3,500	27
Vistra Corp		6,578	150
WEC Energy Group Inc		4,115	414
Xcel Energy Inc		6,274	444

			13,985
Total Common Stock
(Cost $189,705) ($ Thousands)			272,486

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.1%
Communication Services — 0.5%
Altice France
3.375%, 01/15/2028	EUR	117	91
Baidu
3.425%, 04/07/2030		$201	184
CCO Holdings
4.750%, 02/01/2032 (B)		535	438
4.500%, 08/15/2030 (B)		63	52
4.500%, 06/01/2033 (B)		219	173
DISH DBS
5.250%, 12/01/2026 (B)		1,007	789
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	207
Netflix
5.875%, 11/15/2028		$812	794
T-Mobile USA
3.375%, 04/15/2029 (B)		73	64
2.875%, 02/15/2031		374	310
2.625%, 02/15/2029		123	104
2.550%, 02/15/2031		883	743
Weibo
3.375%, 07/08/2030		1,395	1,133

			5,082

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 1.0%
Adient Global Holdings
3.500%, 08/15/2024	EUR	237	$224
Advance Auto Parts
3.900%, 04/15/2030		$922	838
Altice Financing
3.000%, 01/15/2028	EUR	237	184
Booking Holdings
4.625%, 04/13/2030		$1,080	1,074
Carnival
4.000%, 08/01/2028 (B)		605	496
Clarios Global
4.375%, 05/15/2026 (B)	EUR	155	141
Expedia Group
6.250%, 05/01/2025 (B)		$24	25
4.625%, 08/01/2027		251	241
Ford Motor Credit
4.950%, 05/28/2027		709	658
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (B)		413	323
Harley-Davidson Financial Services
3.350%, 06/08/2025 (B)		622	598
3.050%, 02/14/2027 (B)		319	289
Las Vegas Sands
3.900%, 08/08/2029		722	590
Marriott International
5.750%, 05/01/2025		68	71
MDC Holdings
6.000%, 01/15/2043		389	318
MercadoLibre
2.375%, 01/14/2026		200	173
NH Hotel Group
4.000%, 07/02/2026	EUR	237	220
Nissan Motor
4.345%, 09/17/2027 (B)		$1,086	997
Nobel Bidco BV
3.125%, 06/15/2028	EUR	237	166
Ross Stores
4.700%, 04/15/2027		$842	846
Royal Caribbean Cruises
11.500%, 06/01/2025 (B)		343	352
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	216
Time Warner Cable
4.500%, 09/15/2042		$330	258
Wynn Macau
5.625%, 08/26/2028 (B)		348	214

			9,512

Consumer Staples — 0.6%
Albertsons
3.500%, 03/15/2029 (B)		408	330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Altria Group
4.800%, 02/14/2029	$167	$159
3.400%, 05/06/2030	745	632
BAT Capital
4.906%, 04/02/2030	467	434
4.700%, 04/02/2027	475	464
2.259%, 03/25/2028	1,337	1,120
Cencosud
5.150%, 02/12/2025	516	514
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029 (B)	392	345
Natura Cosmeticos
4.125%, 05/03/2028 (B)	322	265
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	660	–

		4,263

Energy — 0.9%
BP Capital Markets America
2.939%, 06/04/2051	1,261	902
Cenovus Energy
4.400%, 04/15/2029	1,334	1,285
4.250%, 04/15/2027	52	51
Continental Resources
2.268%, 11/15/2026 (B)	1,050	931
Enbridge Energy Partners
7.375%, 10/15/2045	688	820
Energy Transfer
6.250%, 04/15/2049	413	400
Eni
4.250%, 05/09/2029 (B)	900	879
Marathon Petroleum
6.500%, 03/01/2041	175	191
5.125%, 12/15/2026	227	232
Oleoducto Central
4.000%, 07/14/2027 (B)	438	365
ONEOK
6.350%, 01/15/2031	128	134
ONEOK Partners
6.125%, 02/01/2041	63	60
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)	262	199
TransCanada PipeLines
6.200%, 10/15/2037	362	394
6.100%, 06/01/2040	573	618

		7,461

Financials — 3.6%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	269	268
Aircastle
5.250%, 08/11/2025 (B)	456	440

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 06/15/2026	$62	$57
4.125%, 05/01/2024	181	176
2.850%, 01/26/2028 (B)	904	747
Alleghany
3.625%, 05/15/2030	931	871
Aviation Capital Group
5.500%, 12/15/2024 (B)	455	451
4.875%, 10/01/2025 (B)	182	176
4.375%, 01/30/2024 (B)	161	158
4.125%, 08/01/2025 (B)	6	6
3.500%, 11/01/2027 (B)	165	145
1.950%, 01/30/2026 (B)	480	418
1.950%, 09/20/2026 (B)	153	130
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)(D)	755	690
Banco Santander
7.500%, USD ICE Swap 11:00 NY 5 Yr + 4.989%(D)(E)	400	391
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (D)	400	382
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(D)(E)	362	359
6.300%, ICE LIBOR USD 3 Month + 4.553%(D)(E)	233	231
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (D)	1,198	1,065
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (D)	931	917
Bank of New York Mellon
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%(D)(E)	203	198
BNP Paribas
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(D)	806	667
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (D)	333	330
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (D)	475	448
CDBL Funding 1 MTN
3.500%, 10/24/2027	620	590
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(D)(E)	409	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(D)(E)	$756	$641
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(D)(E)	311	305
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (D)	334	317
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(D)(E)	359	311
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (D)	227	212
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(B)(D)(E)	200	190
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(D)(E)	440	406
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(B)(D)(E)	365	302
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(D)	427	378
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(D)	798	635
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(D)	245	232
Deutsche Bank NY
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (D)	315	304
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (D)	347	308
Discover Bank
4.682%, USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/2028 (D)	475	462
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(D)(E)	1,308	1,308
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(D)(E)	247	230
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(D)(E)	328	268
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (D)	805	668
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (D)	238	192

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)	$145	$130
HSBC Holdings
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (D)	555	535
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/2026 (D)	261	255
ING Groep
1.726%, U.S. SOFR + 1.005%, 04/01/2027 (D)	1,191	1,063
JPMorgan Chase
5.597%, ICE LIBOR USD 3 Month + 3.320%(D)(E)	171	160
4.709%, ICE LIBOR USD 3 Month + 3.470%(D)(E)	349	331
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (D)	805	677
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (D)	289	283
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(D)	319	291
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (B)	265	4
S&P Global
4.750%, 08/01/2028 (B)	35	36
4.250%, 05/01/2029 (B)	166	164
Santander Holdings USA
4.400%, 07/13/2027	405	389
4.260%, SOFRINDX + 1.380%, 06/09/2025 (D)	196	194
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (D)	67	59
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)(D)	623	556
Standard Chartered
7.750%, USD Swap Semi 30/360 5 Yr Curr + 5.723%(B)(D)(E)	200	197
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(B)(D)(E)	552	523
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (B)(D)	239	233
2.749%, ICE LIBOR USD 3 Month + 1.510%(B)(D)(E)	400	325

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Svenska Handelsbanken
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.942%(D)(E)		$200	$170
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (D)		600	568
Synchrony Financial
4.500%, 07/23/2025		548	533
2.875%, 10/28/2031		328	249
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(D)(E)		829	750
UBS Group
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (B)(D)		238	237
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)(D)		201	157
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)(D)		519	464
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (B)(D)		231	199
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(D)(E)		474	403
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (D)		258	242
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(D)(E)		327	282
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (D)		433	405

			29,448

Health Care — 0.2%
Amgen
3.000%, 02/22/2029		249	230
Cigna
4.375%, 10/15/2028		382	379
IQVIA
2.250%, 03/15/2029	EUR	200	165
Organon
2.875%, 04/30/2028		200	175

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
4.400%, 11/26/2023		$820	$826

			1,775

Industrials — 0.7%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		190	195
4.450%, 04/03/2026		173	165
2.450%, 10/29/2026		671	584
Air Lease
3.625%, 04/01/2027		40	37
2.100%, 09/01/2028		178	143
Air Lease MTN
2.875%, 01/15/2026		85	78
Alfa
5.250%, 03/25/2024 (B)		660	658
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	201
CITIC MTN
2.850%, 02/25/2030		$343	301
CNH Industrial Capital
3.950%, 05/23/2025		723	715
Delta Air Lines
4.750%, 10/20/2028 (B)		475	449
4.500%, 10/20/2025 (B)		409	398
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	88
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (B)		$236	228
5.400%, 02/01/2027		670	635
ENA Master Trust
4.000%, 05/19/2048 (B)		272	211
Flowserve
2.800%, 01/15/2032		246	194
Lima Metro Line 2 Finance
5.875%, 07/05/2034		219	216
4.350%, 04/05/2036 (B)		214	192
Odebrecht Holdco Finance
3.533%, 09/10/2058 (B)(F)		294	2
Parker-Hannifin
4.500%, 09/15/2029		546	543
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	113
TransDigm
6.250%, 03/15/2026 (B)		$405	390
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	134

			6,870

Information Technology — 0.9%
Broadcom
4.926%, 05/15/2037 (B)		535	480

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 11/15/2030		$191	$175
4.150%, 04/15/2032 (B)		164	148
4.000%, 04/15/2029 (B)		47	43
3.187%, 11/15/2036 (B)		448	341
3.137%, 11/15/2035 (B)		154	117
Entegris Escrow
4.750%, 04/15/2029 (B)		699	651
HP
4.750%, 01/15/2028		572	565
Infor
1.750%, 07/15/2025 (B)		340	314
Kyndryl Holdings
2.050%, 10/15/2026 (B)		631	531
Micron Technology
4.185%, 02/15/2027		624	609
NXP BV
5.550%, 12/01/2028		317	322
Playtech
4.250%, 03/07/2026	EUR	200	201
Prosus
3.680%, 01/21/2030 (B)		$569	453
3.257%, 01/19/2027 (B)		264	229
SK Hynix
2.375%, 01/19/2031 (B)		290	228
Tencent Holdings MTN
3.240%, 06/03/2050 (B)		439	303
2.390%, 06/03/2030		320	268
1.810%, 01/26/2026 (B)		649	600
TSMC Arizona
3.875%, 04/22/2027		406	405
Western Digital
3.100%, 02/01/2032		64	49
2.850%, 02/01/2029		132	107
Workday
3.800%, 04/01/2032		176	161
3.700%, 04/01/2029		68	64

			7,364

Materials — 0.3%
Anglo American Capital
3.875%, 03/16/2029 (B)		235	216
Cemex
3.875%, 07/11/2031 (B)		610	457
Freeport Indonesia MTN
4.763%, 04/14/2027 (B)		243	233
INEOS Quattro Finance 2
2.500%, 01/15/2026 (B)	EUR	333	292
Inversiones CMPC
4.375%, 05/15/2023		$389	390
Nucor
4.300%, 05/23/2027		335	334

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
3.750%, 01/15/2031	$173	$140
2.500%, 09/15/2028	923	750
Volcan Cia Minera SAA
4.375%, 02/11/2026 (B)	81	71

		2,883

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	118	108
3.650%, 03/15/2027	235	223
Host Hotels & Resorts
3.500%, 09/15/2030	142	121
2.900%, 12/15/2031	236	187
Vornado Realty
2.150%, 06/01/2026	403	359

		998

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	304	260
Chile Electricity PEC
3.056%, 01/25/2028 (B)(F)	523	384
Comision Federal de Electricidad
4.688%, 05/15/2029 (B)	268	240
3.348%, 02/09/2031 (B)	687	524
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	336
Engie Energia Chile
3.400%, 01/28/2030	390	331
Terraform Global Operating
6.125%, 03/01/2026 (B)	74	70
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(B)(D)(E)	286	260
Vistra Operations
4.375%, 05/01/2029 (B)	605	506

		2,911

Total Corporate Obligations
(Cost $89,872) ($ Thousands)		78,567

MORTGAGE-BACKED SECURITIES — 5.6%
Agency Mortgage-Backed Obligations — 3.7%
Eagle RE, Ser 2020-1, Cl M1A
2.524%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(B)(D)	421	419
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.826%, 06/15/2047(D)	1,204	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4981, Cl HS, IO
4.476%, 06/25/2050(D)	$2,457	$306
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,687	316
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.926%, SOFR30A + 2.000%, 01/25/2051(B)(D)	110	102
FHLMC STACR Debt Notes, Ser 2017-DNA3, Cl M2
4.124%, ICE LIBOR USD 1 Month + 2.500%, 03/25/2030(D)	363	360
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2B
4.274%, ICE LIBOR USD 1 Month + 2.650%, 12/25/2029(D)	649	645
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2
4.274%, ICE LIBOR USD 1 Month + 2.650%, 12/25/2029(D)	197	196
FHLMC STACR Debt Notes, Ser 2021-DNA7, Cl M2
2.726%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	939
FHLMC STACR Debt Notes, Ser 2022-DNA5, Cl M1A
3.729%, SOFR30A + 2.950%, 06/25/2042(B)(D)	898	898
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl M2
3.324%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(B)(D)	165	164
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
3.726%, SOFR30A + 2.800%, 10/25/2050(B)(D)	364	365
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
2.576%, SOFR30A + 1.650%, 01/25/2034(B)(D)	281	271
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
2.426%, SOFR30A + 1.500%, 10/25/2041(B)(D)	1,079	985
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
3.276%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	577
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
1.926%, SOFR30A + 1.000%, 01/25/2042(B)(D)	541	522

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
2.776%, SOFR30A + 1.850%, 01/25/2042(B)(D)	$542	$487
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
3.126%, SOFR30A + 2.200%, 05/25/2042(B)(D)	751	742
FHLMC STACR Trust, Ser 2018-DNA3, Cl M2
3.724%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(B)(D)	245	241
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
3.674%, ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(B)(D)	37	36
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
3.574%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(B)(D)	76	75
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
3.774%, ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(B)(D)	363	343
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
3.474%, ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(B)(D)	319	314
FNMA
3.000%, 02/01/2052	2,320	2,174
FNMA CMO, Ser 2011-131, Cl ST, IO
4.916%, 12/25/2041(D)	615	97
FNMA CMO, Ser 2014-17, Cl SA, IO
4.426%, 04/25/2044(D)	1,585	243
FNMA CMO, Ser 2014-78, Cl SE, IO
4.476%, 12/25/2044(D)	953	128
FNMA CMO, Ser 2016-77, Cl DS, IO
4.376%, 10/25/2046(D)	909	123
FNMA CMO, Ser 2017-62, Cl AS, IO
4.526%, 08/25/2047(D)	1,039	155
FNMA CMO, Ser 2017-81, Cl SA, IO
4.576%, 10/25/2047(D)	1,217	187
FNMA CMO, Ser 2017-97, Cl LS, IO
4.576%, 12/25/2047(D)	1,447	210
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,591	675
FNMA Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.024%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(B)(D)	53	53
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
3.924%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(D)	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
3.774%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(B)(D)	$14	$14
FNMA Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
3.724%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(B)(D)	27	27
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.724%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(D)	98	97
FNMA Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
3.624%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(B)(D)	163	160
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
2.576%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	284
FNMA Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
2.826%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	922
FNMA Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
4.426%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	797
FNMA Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
4.026%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	197
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.624%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(D)	166	167
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.624%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(D)	164	166
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.324%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(D)	111	116
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.074%, ICE LIBOR USD 1 Month + 4.450%, 01/25/2029(D)	363	378
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
5.874%, ICE LIBOR USD 1 Month + 4.250%, 04/25/2029(D)	122	126

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.974%, ICE LIBOR USD 1 Month + 4.350%, 05/25/2029(D)	$132	$136
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
5.174%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2029(D)	368	376
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
4.474%, ICE LIBOR USD 1 Month + 2.850%, 11/25/2029(D)	509	510
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
2.926%, SOFR30A + 2.000%, 11/25/2041(B)(D)	469	419
FNMA TBA
3.000%, 07/15/2052	6,428	5,985
2.500%, 07/25/2043	7,470	6,717
GNMA CMO, Ser 2017-122, Cl SA, IO
4.605%, 08/20/2047(D)	729	97
GNMA CMO, Ser 2017-134, Cl SE, IO
4.605%, 09/20/2047(D)	616	77

		31,316
Non-Agency Mortgage-Backed Obligations — 1.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	49	38
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	251	160
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	193	119
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	109	85
AREIT Trust, Ser 2022-CRE6, Cl A
2.021%, SOFR30A + 1.250%, 01/16/2037(B)(D)	1,411	1,353
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
2.325%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(B)(D)	526	509
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(B)(D)	365	322
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.325%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(B)(D)	1,610	1,512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
3.464%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(D)	$779	$769
Bellemeade Re, Ser 2018-3A, Cl M1B
3.474%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(B)(D)	179	178
Bellemeade Re, Ser 2019-1A, Cl M1B
3.374%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(B)(D)	272	271
Bellemeade Re, Ser 2019-2A, Cl M1C
3.624%, ICE LIBOR USD 1 Month + 2.000%, 04/25/2029(B)(D)	481	476
Bellemeade Re, Ser 2019-3A, Cl M1B
3.224%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)(D)	190	190
Bellemeade Re, Ser 2019-3A, Cl M1C
3.574%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(B)(D)	340	333
Bellemeade Re, Ser 2019-4A, Cl M1B
3.624%, ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(B)(D)	167	167
Bellemeade Re, Ser 2021-1A, Cl M1C
3.876%, SOFR30A + 2.950%, 03/25/2031(B)(D)	437	429
Bellemeade Re, Ser 2021-2A, Cl M1B
2.426%, SOFR30A + 1.500%, 06/25/2031(B)(D)	704	676
BFLD Trust, Ser 2021-FPM, Cl A
2.925%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(B)(D)	1,189	1,147
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
3.474%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(B)(D)	656	609
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
3.224%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(B)(D)	162	154
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(B)	915	915
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	47
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	124	67
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	62	32

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.562%, 04/10/2046(B)(D)	$343	$335
CLNY Trust, Ser 2019-IKPR, Cl D
3.349%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(B)(D)	680	632
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(D)	714	702
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(B)	46	45
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.004%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(D)	344	134
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.302%, 08/10/2044(B)(D)	13	5
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.226%, 01/10/2047(B)(D)	678	280
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	664	623
1.433%, 08/17/2026	279	258
Home RE, Ser 2020-1, Cl M1B
4.874%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2030(B)(D)	103	102
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.124%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(D)	64	55
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.965%, 09/15/2047(D)	16,681	224
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
3.724%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(B)(D)	101	98
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(D)	125	51
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	292	289
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
2.824%, ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(B)(D)	313	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
4.402%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(B)(D)	$330	$322
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.352%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(B)(D)	40	40
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
4.002%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(B)(D)	137	135
Radnor RE, Ser 2019-1, Cl M1B
3.574%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(B)(D)	423	422
Radnor RE, Ser 2019-2, Cl M1B
3.374%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(B)(D)	183	182
Radnor RE, Ser 2020-1, Cl M1A
2.574%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)(D)	289	283
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
2.038%, 07/15/2048(D)	30	2
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.540%, 11/15/2049(D)	925	857
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.124%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(B)(D)	40	31
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.874%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(B)(D)	164	127

		17,125
Total Mortgage-Backed Securities
(Cost $50,855) ($ Thousands)		48,441

ASSET-BACKED SECURITIES — 3.4%
Automotive — 1.0%

ACM Auto Trust, Ser 2022-1A, Cl A
3.230%, 04/20/2029(B)	1,418	1,413
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024(B)	930	929
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025(B)	1,080	1,079

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2022-2A, Cl D
4.560%, 03/20/2024(B)	$937	$935
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	358	344
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	347	324
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	374
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(B)	611	574
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(B)	273	262
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(B)	605	540
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(B)	620	574
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(B)	463	447
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(B)	629	624
Santander Consumer Auto Receivables Trust, Ser 2021-CA, Cl B
1.440%, 04/17/2028(B)	150	150
		8,569

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(B)	437	428
Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(B)	1,010	991
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(B)	175	169
		1,588

Other Asset-Backed Securities — 2.2%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(B)	834	740
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(B)	208	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(B)	$227	$221
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(B)	694	681
AGL CLO 12, Ser 2021-12A, Cl A1
2.223%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(B)(D)	970	939
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(B)	185	175
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
2.263%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(B)(D)	589	569
Ballyrock CLO 15, Ser 2021-1A, Cl C
4.144%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(B)(D)	600	561
Ballyrock CLO 16, Ser 2021-16A, Cl A1
2.193%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(B)(D)	1,222	1,182
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(B)	184	166
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(B)	232	205
Conn's Receivables Funding, Ser 2021-A, Cl A
1.050%, 05/15/2026(B)	514	511
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(B)	839	738
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(B)	459	400
Dryden 78 CLO, Ser 2020-78A, Cl C
2.994%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(B)(D)	620	575
Dryden 78 CLO, Ser 2020-78A, Cl D
4.044%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(B)(D)	320	301
Elevation CLO, Ser 2020-11A, Cl C
3.244%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(B)(D)	550	520
Elmwood CLO IX, Ser 2021-2A, Cl D
4.013%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(B)(D)	583	536
Flatiron CLO 21, Ser 2021-1A, Cl D
3.944%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(B)(D)	620	579
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(B)	302	267

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
2.133%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(B)(D)	$651	$627
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(B)	385	371
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(B)	268	243
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	777
Magnetite XXVI, Ser 2021-26A, Cl A1R
2.304%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(B)(D)	1,127	1,089
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(B)	412	376
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(B)	326	283
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(B)	258	240
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
2.144%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(B)(D)	1,141	1,093
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
2.174%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(B)(D)	690	665
OCP CLO, Ser 2021-18A, Cl AR
2.153%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(B)(D)	849	827
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(B)	636	566
Rad CLO 7, Ser 2020-7A, Cl C
3.044%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(B)(D)	280	261
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(B)	581	542
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(B)	61	60
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(B)	530	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-1A, Cl DR
3.894%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(B)(D)	$250	$230
		18,807

Total Asset-Backed Securities
(Cost $30,595) ($ Thousands)		28,964

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
FFCB
2.279%, US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022(D)	1,200	1,202
1.900%, U.S. SOFR + 0.380%, 05/08/2023(D)	7,900	7,924
1.830%, U.S. SOFR + 0.310%, 11/07/2022(D)	2,500	2,503
1.655%, U.S. SOFR + 0.135%, 11/06/2023(D)	2,000	2,003
1.610%, U.S. SOFR + 0.090%, 09/23/2022(D)	500	500
1.580%, U.S. SOFR + 0.060%, 01/13/2023(D)	1,400	1,400
1.560%, U.S. SOFR + 0.040%, 05/15/2024(D)	300	300
1.545%, U.S. SOFR + 0.025%, 09/27/2023(D)	600	600
0.300%, 09/01/2023	300	291
FHLB
1.530%, U.S. SOFR + 0.010%, 09/16/2022(D)	800	800
0.620%, 02/26/2026	200	184
FHLMC
0.400%, 05/24/2024	400	381
0.375%, 05/05/2023	1,000	979
0.375%, 07/21/2025	1,400	1,292
FHLMC MTN^
1.650%, U.S. SOFR + 0.130%, 08/05/2022(D)	2,600	2,600
FNMA
0.625%, 04/22/2025	1,300	1,216
0.500%, 06/17/2025	1,500	1,391
0.375%, 06/14/2024	700	664
0.250%, 05/22/2023	1,500	1,466
0.250%, 07/10/2023	1,100	1,071
0.250%, 11/27/2023	100	96

Total U.S. Government Agency Obligations
(Cost $29,295) ($ Thousands)		28,863

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.2%
New York — 0.1%
City of New York, Ser D, GO
1.923%, 08/01/2031	$535	$442
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	515	506

		948

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	497	474

Total Municipal Bonds
(Cost $1,550) ($ Thousands)		1,422

SOVEREIGN DEBT — 0.1%

Colombia Government International Bond
3.125%, 04/15/2031	$225	166
Dominican Republic International Bond
4.875%, 09/23/2032(B)	923	710
Egypt Government International Bond MTN
5.875%, 02/16/2031(B)	436	271

Total Sovereign Debt
(Cost $1,581) ($ Thousands)		1,147

	Shares
FOREIGN COMMON STOCK — 0.1%

Cameroon — 0.1%
Golar LNG Ltd *	5,677	129

Canada — 0.0%
Brookfield Infrastructure, Cl A	982	42

Ghana — 0.0%
Kosmos Energy Ltd *	17,700	109

Monaco — 0.0%
Scorpio Tankers Inc	3,188	110

Norway — 0.0%
Frontline Ltd *	7,686	68
SFL Corp Ltd	5,683	54

		122

Total Foreign Common Stock
(Cost $308) ($ Thousands)		512

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $833) ($ Thousands)		$599

Total Investments in Securities — 116.1%
(Cost $951,886) ($ Thousands)		$1,003,259

COMMON STOCK SOLD SHORT— (13.4)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,400)	(22)
Cable One Inc	(100)	(129)
Charter Communications Inc, Cl A *	(1,954)	(916)
Comcast Corp, Cl A	(70,589)	(2,770)
DISH Network Corp, Cl A *	(4,148)	(74)
Fox Corp, Cl A	(3,000)	(96)
Fox Corp, Cl B	(1,500)	(45)
Interpublic Group of Cos Inc/The	(4,665)	(128)
Liberty Broadband Corp, Cl A *	(458)	(52)
Liberty Broadband Corp, Cl C *	(2,075)	(240)
Liberty Media Corp-Liberty SiriusXM *	(5,200)	(188)
New York Times Co/The, Cl A	(2,300)	(64)
News Corp, Cl A	(5,400)	(84)
Nexstar Media Group Inc, Cl A	(854)	(139)
Omnicom Group Inc	(4,041)	(257)
Paramount Global, Cl B	(8,420)	(208)
Scholastic Corp, Cl B	(1,400)	(50)
Sirius XM Holdings Inc	(16,000)	(98)
TEGNA Inc	(2,800)	(59)

		(5,619)

Consumer Discretionary — (8.9)%
Academy Sports & Outdoors Inc	(1,300)	(46)
Acushnet Holdings Corp	(2,000)	(83)
Adient PLC *	(6,818)	(202)
Adtalem Global Education Inc *	(2,000)	(72)
Advance Auto Parts Inc	(1,029)	(178)
Amazon.com Inc, Cl A *	(61,749)	(6,558)
American Axle & Manufacturing Holdings Inc *	(11,457)	(86)
American Eagle Outfitters Inc	(1,500)	(17)
Aptiv PLC *	(18,262)	(1,627)
Aramark	(4,648)	(142)
Asbury Automotive Group Inc *	(300)	(51)
AutoNation Inc *	(500)	(56)
AutoZone Inc *	(311)	(668)
Bally's *	(1,000)	(20)
Bath & Body Works Inc	(2,981)	(80)
Best Buy Co Inc	(2,899)	(189)
Bloomin' Brands Inc	(2,200)	(37)
Booking Holdings Inc *	(1,076)	(1,882)
Boot Barn Holdings Inc *	(700)	(48)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
BorgWarner Inc	(18,063)	$(603)
Boyd Gaming Corp	(1,781)	(89)
Bright Horizons Family Solutions Inc *	(1,290)	(109)
Brinker International Inc *	(1,041)	(23)
Brunswick Corp/DE	(3,377)	(221)
Burlington Stores Inc *	(663)	(90)
Caesars Entertainment Inc *	(4,999)	(191)
Callaway Golf Co *	(5,833)	(119)
Canoo *	(8,500)	(16)
Capri Holdings Ltd *	(6,756)	(277)
CarMax Inc *	(1,717)	(155)
Carnival Corp *	(20,671)	(179)
Carter's Inc	(1,751)	(123)
Carvana Co, Cl A *	(612)	(14)
Cavco Industries Inc *	(256)	(50)
Century Communities Inc	(1,241)	(56)
Cheesecake Factory Inc/The	(800)	(21)
Chegg Inc *	(2,800)	(53)
Chipotle Mexican Grill Inc, Cl A *	(722)	(944)
Choice Hotels International Inc	(998)	(111)
Churchill Downs Inc	(900)	(172)
Columbia Sportswear Co	(2,000)	(143)
Coursera *	(1,600)	(23)
Cracker Barrel Old Country Store Inc	(300)	(25)
Crocs Inc *	(2,514)	(122)
Dana Inc	(8,023)	(113)
Darden Restaurants Inc	(3,660)	(414)
Dave & Buster's Entertainment Inc *	(1,100)	(36)
Deckers Outdoor Corp *	(1,154)	(295)
Dick's Sporting Goods Inc	(700)	(53)
Dollar General Corp	(2,688)	(660)
Dollar Tree Inc *	(2,864)	(446)
Domino's Pizza Inc	(1,019)	(397)
DoorDash Inc, Cl A *	(1,600)	(103)
Dorman Products Inc *	(2,452)	(269)
DR Horton Inc	(15,559)	(1,030)
DraftKings, Cl A *	(9,600)	(112)
eBay Inc	(7,445)	(310)
Etsy Inc *	(1,600)	(117)
Everi Holdings Inc *	(2,000)	(33)
Expedia Group Inc *	(3,867)	(367)
Fisker *	(5,600)	(48)
Five Below Inc *	(500)	(57)
Floor & Decor Holdings Inc, Cl A *	(1,200)	(76)
Foot Locker Inc, Cl A	(1,300)	(33)
Ford Motor Co	(281,692)	(3,135)
Fox Factory Holding Corp *	(3,022)	(243)
Frontdoor Inc *	(1,400)	(34)
GameStop Corp, Cl A *	(400)	(49)
Gap Inc/The	(2,100)	(17)
Garmin Ltd	(7,499)	(737)
General Motors Co *	(98,374)	(3,124)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Gentex Corp	(15,788)	$(442)
Gentherm Inc *	(2,600)	(162)
Genuine Parts Co	(1,535)	(204)
G-III Apparel Group Ltd *	(3,200)	(65)
Golden Entertainment Inc *	(1,300)	(51)
Goodyear Tire & Rubber Co/The *	(19,604)	(210)
GoPro Inc, Cl A *	(5,900)	(33)
Graham Holdings Co, Cl B	(200)	(113)
Grand Canyon Education Inc *	(1,155)	(109)
Group 1 Automotive Inc	(300)	(51)
H&R Block Inc	(3,400)	(120)
Hanesbrands Inc	(13,591)	(140)
Harley-Davidson Inc, Cl A	(11,777)	(373)
Hasbro Inc	(6,810)	(558)
Helen of Troy Ltd *	(1,264)	(205)
Hilton Grand Vacations Inc *	(1,700)	(61)
Hilton Worldwide Holdings Inc	(7,211)	(804)
Home Depot Inc/The	(13,379)	(3,669)
Hyatt Hotels Corp, Cl A *	(900)	(67)
Installed Building Products Inc	(1,178)	(98)
International Game Technology PLC	(1,900)	(35)
iRobot *	(647)	(24)
Jack in the Box Inc	(613)	(34)
KB Home	(4,535)	(129)
Kohl's Corp	(1,500)	(54)
Kontoor Brands Inc	(2,300)	(77)
Krispy Kreme	(3,900)	(53)
Las Vegas Sands Corp *	(8,259)	(277)
La-Z-Boy Inc, Cl Z	(1,777)	(42)
LCI Industries	(1,912)	(214)
Lear Corp	(4,364)	(549)
Leggett & Platt Inc	(7,176)	(248)
Lennar Corp, Cl A	(13,101)	(925)
Lennar Corp, Cl B	(600)	(35)
Leslie's Inc *	(2,900)	(44)
LGI Homes Inc *	(672)	(58)
Light & Wonder, Cl A *	(1,862)	(87)
Lithia Motors Inc, Cl A	(400)	(110)
LKQ Corp	(2,705)	(133)
Lowe's Cos Inc	(8,696)	(1,519)
Lululemon Athletica Inc *	(5,282)	(1,440)
M/I Homes Inc *	(1,938)	(77)
Macy's Inc	(5,100)	(93)
Malibu Boats Inc, Cl A *	(1,400)	(74)
Marriott International Inc/MD, Cl A	(7,141)	(971)
Marriott Vacations Worldwide Corp	(1,070)	(124)
Mattel Inc *	(16,769)	(374)
McDonald's Corp	(19,494)	(4,813)
MDC Holdings Inc	(2,385)	(77)
Meritage Homes Corp *	(2,003)	(145)
MGM Resorts International	(9,687)	(280)
Mohawk Industries Inc *	(2,166)	(269)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Movado Group Inc	(1,700)	$(53)
Murphy USA Inc	(300)	(70)
National Vision Holdings *	(900)	(25)
Newell Brands Inc, Cl B	(17,237)	(328)
NIKE Inc, Cl B	(54,411)	(5,561)
Nordstrom Inc	(1,500)	(32)
Norwegian Cruise Line Holdings Ltd *	(7,738)	(86)
NVR Inc *	(132)	(529)
Ollie's Bargain Outlet Holdings Inc *	(1,200)	(71)
O'Reilly Automotive Inc *	(1,052)	(665)
Oxford Industries Inc, Cl A	(500)	(44)
Papa John's International Inc, Cl A	(538)	(45)
Patrick Industries Inc	(1,000)	(52)
Peloton Interactive Inc, Cl A *	(13,761)	(126)
Penn National Gaming Inc *	(4,739)	(144)
Penske Automotive Group Inc, Cl A	(700)	(73)
Planet Fitness Inc, Cl A *	(1,799)	(122)
Polaris Inc	(2,813)	(279)
Pool Corp	(530)	(186)
PulteGroup Inc	(10,836)	(429)
PVH Corp	(3,063)	(174)
QuantumScape, Cl A *	(15,700)	(135)
Ralph Lauren Corp, Cl A	(2,350)	(211)
Red Rock Resorts Inc, Cl A	(1,200)	(40)
RH *	(160)	(34)
Rivian Automotive, Cl A *	(9,300)	(239)
Ross Stores Inc	(4,167)	(293)
Royal Caribbean Cruises Ltd *	(5,453)	(190)
SeaWorld Entertainment Inc *	(900)	(40)
Service Corp International/US	(4,926)	(340)
Shake Shack Inc, Cl A *	(500)	(20)
Signet Jewelers Ltd	(600)	(32)
Six Flags Entertainment Corp *	(1,806)	(39)
Skechers USA Inc, Cl A *	(6,508)	(232)
Skyline Champion Corp *	(2,750)	(130)
Smith & Wesson Brands Inc	(2,099)	(28)
Sonos Inc *	(4,696)	(85)
Standard Motor Products Inc	(1,195)	(54)
Starbucks Corp	(29,505)	(2,254)
Steven Madden Ltd	(3,800)	(122)
Stoneridge Inc *	(1,630)	(28)
Strategic Education Inc	(1,000)	(71)
Stride Inc *	(400)	(16)
Sturm Ruger & Co Inc	(399)	(25)
Tapestry Inc	(11,426)	(349)
Target Corp, Cl A	(6,223)	(879)
Taylor Morrison Home Corp, Cl A *	(5,441)	(127)
Tempur Sealy International Inc	(7,944)	(170)
Tenneco Inc, Cl A *	(6,037)	(104)
Terminix Global Holdings Inc *	(2,643)	(107)
Tesla Inc *	(9,792)	(6,594)
Texas Roadhouse Inc, Cl A	(1,928)	(141)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Thor Industries Inc	(3,425)	$(256)
TJX Cos Inc/The	(15,375)	(859)
Toll Brothers Inc	(4,749)	(212)
TopBuild Corp *	(1,282)	(214)
Tractor Supply Co	(1,617)	(313)
Travel + Leisure Co	(2,239)	(87)
Tri Pointe Homes Inc *	(6,720)	(113)
Ulta Beauty Inc *	(588)	(227)
Under Armour Inc, Cl A *	(7,025)	(59)
Under Armour Inc, Cl C *	(6,179)	(47)
Vail Resorts Inc	(1,147)	(250)
VF Corp	(14,942)	(660)
Victoria's Secret & Co *	(660)	(18)
Vista Outdoor Inc *	(2,340)	(65)
Visteon Corp *	(1,522)	(158)
Wayfair Inc, Cl A *	(576)	(25)
Wendy's Co/The	(4,028)	(76)
Whirlpool Corp	(2,465)	(382)
Williams-Sonoma Inc	(1,129)	(125)
Wingstop Inc, Cl A	(600)	(45)
Winnebago Industries	(2,803)	(136)
Wolverine World Wide Inc	(4,846)	(98)
Workhorse Group Inc *	(19,000)	(49)
Wyndham Hotels & Resorts Inc	(2,096)	(138)
Wynn Resorts Ltd *	(2,949)	(168)
XPEL Inc *	(600)	(28)
YETI Holdings Inc *	(3,969)	(172)
Yum! Brands Inc	(7,198)	(817)

		(77,218)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(9,366)	(716)
Amphenol Corp, Cl A	(2,984)	(192)
Analog Devices Inc	(3,410)	(498)
Apple Inc	(50,064)	(6,845)
Applied Materials Inc	(5,432)	(494)
Arista Networks Inc *	(1,136)	(106)
Arrow Electronics Inc, Cl A *	(602)	(67)
Avnet Inc	(1,400)	(60)
Broadcom Inc	(2,542)	(1,235)
CDW Corp/DE	(805)	(127)
Ciena Corp *	(1,100)	(50)
Cisco Systems Inc	(27,947)	(1,192)
Cognex Corp	(1,068)	(45)
Coherent Inc *	(300)	(80)
Corning Inc, Cl B	(3,802)	(120)
Dell Technologies Inc, Cl C	(1,424)	(66)
Enphase Energy Inc *	(829)	(162)
Entegris Inc	(600)	(55)
F5 Inc, Cl A *	(397)	(61)
First Solar Inc *	(500)	(34)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Hewlett Packard Enterprise Co	(6,754)	$(90)
HP Inc	(5,155)	(169)
II-VI Inc *	(482)	(25)
Intel Corp	(27,853)	(1,042)
Jabil Inc	(722)	(37)
Juniper Networks Inc	(2,800)	(80)
Keysight Technologies Inc *	(853)	(118)
KLA Corp	(822)	(262)
Lam Research Corp	(868)	(370)
Lattice Semiconductor Corp *	(900)	(44)
Lumentum Holdings Inc *	(500)	(40)
Marvell Technology Inc	(4,495)	(196)
Microchip Technology Inc	(3,086)	(179)
Micron Technology Inc	(6,749)	(373)
MKS Instruments Inc	(476)	(49)
Monolithic Power Systems Inc	(212)	(81)
Motorola Solutions Inc	(1,357)	(284)
NetApp Inc	(954)	(62)
NVIDIA Corp	(13,892)	(2,106)
NXP Semiconductors NV	(1,700)	(252)
ON Semiconductor Corp *	(2,823)	(142)
Pure Storage Inc, Cl A *	(1,188)	(30)
Qorvo Inc *	(461)	(43)
QUALCOMM Inc	(6,620)	(846)
Sanmina Corp *	(1,400)	(57)
Skyworks Solutions Inc	(700)	(65)
Super Micro Computer Inc *	(1,052)	(42)
Synaptics Inc *	(300)	(35)
TD SYNNEX Corp	(500)	(46)
Teledyne Technologies Inc *	(200)	(75)
Teradyne Inc	(729)	(65)
Texas Instruments Inc	(6,207)	(954)
Trimble Inc *	(1,024)	(60)
Western Digital Corp *	(1,686)	(76)
Wolfspeed *	(600)	(38)
Zebra Technologies Corp, Cl A *	(231)	(68)

		(20,706)

Materials — (1.5)%
Air Products and Chemicals Inc	(2,814)	(677)
Albemarle Corp	(1,462)	(306)
Alcoa Corp	(2,800)	(128)
Allegheny Technologies Inc *	(2,800)	(64)
Amcor PLC	(22,368)	(278)
AptarGroup Inc	(900)	(93)
Arconic *	(1,800)	(50)
Ashland Global Holdings Inc	(1,000)	(103)
Avery Dennison Corp	(1,028)	(166)
Avient Corp	(1,300)	(52)
Axalta Coating Systems Ltd *	(2,527)	(56)
Balchem Corp	(400)	(52)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Ball Corp	(4,204)	$(289)
Berry Global Group Inc *	(2,102)	(115)
Cabot Corp	(900)	(57)
Celanese Corp, Cl A	(1,372)	(161)
CF Industries Holdings Inc	(3,341)	(286)
Chemours Co/The	(2,300)	(74)
Cleveland-Cliffs Inc *	(7,500)	(115)
Commercial Metals Co, Cl A	(1,331)	(44)
Compass Minerals International, Cl A	(1,000)	(35)
Constellium, Cl A *	(3,000)	(40)
Corteva Inc	(9,528)	(516)
Crown Holdings Inc	(1,763)	(162)
Dow Inc	(10,484)	(541)
DuPont de Nemours Inc	(7,893)	(439)
Eagle Materials Inc	(500)	(55)
Eastman Chemical Co	(1,491)	(134)
Ecolab Inc	(3,121)	(480)
Element Solutions Inc	(4,200)	(75)
FMC Corp	(2,033)	(218)
Freeport-McMoRan Inc, Cl B	(19,697)	(576)
Graphic Packaging Holding Co	(2,560)	(52)
HB Fuller Co	(900)	(54)
Hecla Mining Co	(10,500)	(41)
Huntsman Corp	(4,031)	(114)
Innospec Inc	(1,300)	(125)
International Flavors & Fragrances Inc	(3,807)	(453)
International Paper Co	(4,993)	(209)
Livent Corp *	(2,100)	(48)
Louisiana-Pacific Corp	(1,126)	(59)
LyondellBasell Industries NV, Cl A	(4,915)	(430)
Martin Marietta Materials Inc, Cl A	(873)	(261)
Minerals Technologies Inc	(1,000)	(61)
Mosaic Co/The	(5,139)	(243)
MP Materials *	(400)	(13)
Newmont Corp	(10,115)	(604)
Nucor Corp	(3,765)	(393)
O-I Glass Inc, Cl I *	(1,400)	(20)
Olin Corp	(2,100)	(97)
Packaging Corp of America	(1,302)	(179)
PPG Industries Inc	(2,962)	(339)
Reliance Steel & Aluminum Co	(1,019)	(173)
Royal Gold Inc, Cl A	(900)	(96)
RPM International Inc	(2,228)	(175)
Scotts Miracle-Gro Co/The, Cl A	(600)	(47)
Sealed Air Corp	(1,552)	(90)
Sherwin-Williams Co/The, Cl A	(3,412)	(764)
Silgan Holdings Inc	(2,100)	(87)
Sonoco Products Co	(1,412)	(81)
Steel Dynamics Inc	(2,854)	(189)
Summit Materials Inc, Cl A *	(1,600)	(37)
SunCoke Energy Inc	(9,100)	(62)
Tronox Holdings	(2,500)	(42)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
United States Steel Corp	(3,100)	$(55)
Valvoline Inc	(3,600)	(104)
Vulcan Materials Co	(2,121)	(301)
Warrior Met Coal Inc	(1,700)	(52)
Westlake	(600)	(59)
Westrock Co	(3,554)	(142)

		(12,788)

Total Common Stock Sold Short
(Proceeds $128,600) ($ Thousands)		(116,331)

FOREIGN COMMON STOCK SOLD SHORT— (0.1)%
China — (0.1)%
Yum China Holdings Inc	(11,082)	(537)

Peru — (0.0)%
Southern Copper Corp	(1,175)	(59)

Total Foreign Common Stock Sold Short
(Proceeds $568) ($ Thousands)		(596)

Total Investments Sold Short — (13.5)%
(Proceeds $129,168) ($ Thousands)		$(116,927)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $479) ($ Thousands)		$(296)

A list of the open exchange traded options contracts held by the Fund at June 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
August 2022, Crude Oil FUT ^	14	$1,428	$102.00	7/16/2022	$35
August 2022, Crude Oil FUT OPT ^	13	1,391	107.00	7/16/2022	62

		2,819			97

Call Options
September 2022, Crude Oil FUT OPT ^	215	25,800	120.00	8/20/2022	432
September 2022, Crude Oil IPE Future^	201	30,150	150.00	7/16/2022	44
August 2022, Lead LME Spot Opt ^	66	3,548	2,150.00	8/20/2022	26

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)

		$59,498			$502

Total Purchased Options		$62,317			$599
WRITTEN OPTIONS — 0.0%
Put Options
August 2022, Zinc LME Future^	(22)	$(1,705)	3,100.00	08/20/22	$(55)

Call Options
August 2022, Crude Oil FUT ^	(27)	(3,240)	120.00	07/16/22	(14)
September 2022, Crude Oil FUT OPT^	(215)	(27,950)	130.00	08/20/22	(207)
September 2022, Crude Oil IPE Future^	(201)	(32,160)	160.00	07/16/22	(20)

		(63,350)			(241)

Total Written Options		$(65,055)			$(296)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	21	Aug-2022	$2,294	$2,290	$(4)
Brent Crude^	23	Oct-2022	2,435	2,365	(70)
Brent Crude^	24	Feb-2023	2,414	2,295	(119)
Brent Crude^	12	Dec-2022	1,315	1,183	(132)
Brent Crude^	14	Aug-2022	1,484	1,526	42
Coffee C^	8	Dec-2022	686	681	(4)
Coffee C^	8	Mar-2023	687	672	(15)
Coffee C^	1	Sep-2022	87	86	(1)
Coffee C^	48	Sep-2022	4,118	4,142	24
Copper^	12	Dec-2022	1,293	1,116	(177)
Copper^	12	Oct-2022	1,304	1,113	(191)
Copper^	12	Apr-2023	1,218	1,119	(100)
Corn^	48	Mar-2023	1,696	1,503	(193)
Corn^	45	Sep-2022	1,595	1,415	(180)
Corn^	48	Dec-2022	1,728	1,487	(240)
Cotton No. 2^	16	Mar-2023	870	758	(112)
Cotton No. 2^	27	Dec-2022	1,668	1,334	(333)
Euro-Bund	77	Sep-2022	12,002	11,977	57
Feeder Cattle^	1	Aug-2022	87	87	–
Gasoline^	17	Nov-2022	2,167	2,092	(75)
Gasoline^	9	Sep-2022	1,438	1,286	(153)
Gasoline^	7	Jan-2023	838	796	(42)
Gasoline^	4	Mar-2023	465	445	(20)
Gold^	18	Sep-2022	3,344	3,253	(90)
Gold^	20	Feb-2023	3,743	3,679	(64)
Gold^	13	Dec-2022	2,391	2,376	(15)
Heating Oil^	6	Sep-2022	1,025	949	(76)
KC HRW Wheat^	11	Dec-2022	647	528	(118)
KC HRW Wheat^	18	Sep-2022	1,020	857	(163)
KC HRW Wheat^	11	Mar-2023	586	532	(54)
Lean Hogs^	16	Feb-2023	581	562	(19)
Lean Hogs^	98	Aug-2022	4,208	4,002	(205)
Lean Hogs^	8	Oct-2022	301	284	(18)
Lean Hogs^	8	Dec-2022	276	265	(11)
Live Cattle^	8	Nov-2022	455	444	(11)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Live Cattle^	7	Jan-2023	$410	$406	$(5)
Live Cattle^	14	Mar-2023	851	839	(12)
Live Cattle^	8	Sep-2022	433	424	(9)
LME Lead^	56	Sep-2022	3,044	2,672	(372)
LME Nickel^	5	Jan-2023	781	684	(98)
LME Nickel^	3	Nov-2022	468	409	(58)
LME Nickel^	3	Mar-2023	470	411	(59)
LME Nickel^	1	Sep-2022	156	136	(19)
LME Nickel^	1	Sep-2022	134	136	2
LME Primary Aluminum^	15	Sep-2022	969	917	(52)
LME Primary Aluminum^	7	Mar-2023	445	430	(15)
LME Primary Aluminum^	14	Jan-2023	889	858	(31)
LME Primary Aluminum^	7	Nov-2022	463	428	(35)
LME Zinc^	4	Nov-2022	357	314	(43)
LME Zinc^	44	Sep-2022	3,659	3,477	(182)
LME Zinc^	5	Mar-2023	439	386	(53)
Low Sulphur Gasoil^	14	Nov-2022	1,610	1,480	(130)
Low Sulphur Gasoil^	14	Sep-2022	1,695	1,543	(153)
Low Sulphur Gasoil^	6	Mar-2023	627	584	(44)
Low Sulphur Gasoil^	11	Jan-2023	1,223	1,115	(108)
Natural Gas^	49	Dec-2022	3,443	2,818	(626)
Natural Gas^	28	Feb-2023	1,696	1,403	(293)
Natural Gas^	113	Sep-2022	8,200	6,093	(2,107)
Natural Gas^	25	Oct-2022	2,211	1,380	(831)
NY Harbor ULSD^	3	Mar-2023	451	420	(31)
NY Harbor ULSD^	6	Jan-2023	949	878	(72)
NYMEX Cocoa^	7	Sep-2022	170	164	(6)
NYMEX Cocoa^	7	Sep-2022	164	164	–
Platinum^	2	Oct-2022	91	90	(2)
September 2020, RBOB Gasoline Future^	6	Sep-2022	958	857	(101)
Silver^	10	Dec-2022	1,096	1,025	(71)
Silver^	10	Apr-2023	1,111	1,034	(77)
Soybean^	8	Nov-2022	616	583	(32)
Soybean^	28	Jan-2023	2,121	2,047	(74)
Soybean^	14	Mar-2023	1,056	1,017	(38)
Soybean Meal^	15	Mar-2023	596	602	6
Soybean Meal^	28	Jan-2023	1,125	1,137	12
Soybean Meal^	109	Dec-2022	4,331	4,433	102
Soybean Oil^	30	Jan-2023	1,264	1,156	(107)
Soybean Oil^	15	Mar-2023	628	575	(52)
Soybean Oil^	7	Dec-2022	293	271	(23)
Sugar No. 11^	67	Mar-2023	1,472	1,409	(63)
Sugar No. 11^	18	Oct-2022	379	373	(6)
Wheat^	19	Mar-2023	965	865	(100)
Wheat^	45	Sep-2022	2,310	1,989	(321)
Wheat^	19	Dec-2022	1,044	855	(189)
WTI Crude Oil^	2	Jul-2022	211	212	–
WTI Crude Oil^	14	Feb-2023	1,350	1,270	(80)
WTI Crude Oil^	13	Aug-2022	1,436	1,340	(95)
WTI Crude Oil^	13	Oct-2022	1,434	1,271	(164)
WTI Crude Oil^	28	Dec-2022	2,783	2,623	(160)
WTI Crude Oil^	18	Nov-2022	1,843	1,720	(123)
			129,386	119,222	(10,082)
Short Contracts
Copper^	(1)	Dec-2022	$(93)	$(93)	$–
Feeder Cattle^	(19)	Aug-2022	(1,626)	(1,649)	(23)
Japanese 10-Year Bond	(15)	Sep-2022	(16,337)	(16,408)	(140)
Live Cattle^	(14)	Sep-2022	(740)	(742)	(2)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index^	(149)	Sep-2022	$(13,720)	$(13,832)	$(112)
NY Harbor ULSD^	(17)	Sep-2022	(2,951)	(2,688)	263
S&P 500 Index E-MINI	(147)	Sep-2022	(27,590)	(27,853)	(263)
Silver^	(8)	Oct-2022	(869)	(814)	55
Soybean^	(52)	Nov-2022	(3,925)	(3,791)	134
Soybean Oil^	(47)	Dec-2022	(2,143)	(1,818)	325
Sugar No. 11^	(116)	Oct-2022	(2,461)	(2,404)	58
U.S. 2-Year Treasury Note	(78)	Oct-2022	(16,455)	(16,381)	74
U.S. 5-Year Treasury Note	(330)	Oct-2022	(37,217)	(37,043)	175
U.S. Ultra Long Treasury Bond	(34)	Sep-2022	(5,409)	(5,248)	161
Ultra 10-Year U.S. Treasury Note	(154)	Sep-2022	(19,540)	(19,616)	(76)
WTI Crude Oil^	(6)	Oct-2022	(612)	(587)	25
			(151,688)	(150,967)	654
			$(22,302)	$(31,745)	$(9,428)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/21/22	USD	9,279	CNY	62,419	$42
BNP Paribas	07/21/22	USD	6,861	CAD	8,750	(77)
Brown Brothers Harriman	07/21/22	AUD	747	USD	541	27
Brown Brothers Harriman	07/28/22	USD	392	EUR	372	(3)
Brown Brothers Harriman	07/28/22	EUR	2,912	USD	3,041	(9)
HSBC	07/21/22	USD	7,067	AUD	9,871	(280)
HSBC	07/21/22	CAD	8,727	USD	6,983	218
JPMorgan Chase Bank	07/21/22	USD	1,517	CAD	1,900	(44)
JPMorgan Chase Bank	07/21/22	CAD	1,925	USD	1,517	24
Morgan Stanley	07/21/22	AUD	9,116	USD	6,534	265
Morgan Stanley	07/21/22	CNY	62,502	USD	9,142	(191)
						$(28)

A list of open OTC swap agreements held by the Fund at June 30, 2022, are as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(29)	$(7)	$(3)	$(4)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(92)	(22)	(11)	(11)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(175)	(40)	(21)	(19)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(17)	(4)	(2)	(2)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(6)	(1)	(1)	—
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(78)	(18)	(9)	(9)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(39)	(9)	(5)	(4)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(24)	(6)	(3)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(29)	(7)	(3)	(4)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(198)	(47)	(12)	(35)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(953)	(224)	(59)	(165)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(37)	(9)	(2)	(7)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(227)	(54)	(13)	(41)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(379)	(90)	(26)	(64)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(708)	(166)	(41)	(125)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(99)	$(23)	$(11)	$(12)
CGG	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(26)	(6)	(3)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(40)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(58)	(14)	(6)	(8)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(81)	(19)	(9)	(10)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(81)	(19)	(8)	(11)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(52)	(12)	(6)	(6)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(40)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(16)	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(287)	(68)	(37)	(31)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(175)	(41)	(16)	(25)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(153)	(36)	(18)	(18)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(438)	(103)	(51)	(52)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(57)	(13)	(6)	(7)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(28)	(7)	(2)	(5)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(14)	(3)	(1)	(2)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(169)	(40)	(14)	(26)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(241)	(57)	(37)	(20)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(173)	(41)	(27)	(14)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(194)	(46)	(19)	(27)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(98)	(23)	(10)	(13)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(18)	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(43)	(10)	(4)	(6)
						$(1,334)	$(519)	(815)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOX $ Liquid High Yield Index	INDEX RETURN	IBOX $ Liquid High Yield Index	Annually	09/20/2022	USD	16,014	$199	$–	$199
Macquarie Bank Limited^	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 9 BPS	Bloomberg Commodity Index Total Return	Monthly	08/03/2022	USD	(5,687)	(418)	–	(418)
Macquarie Bank Limited^	Macquarie Commodity Product 251E	0.31%	Macquarie Commodity Product 251E	Monthly	07/02/2022	USD	(9,746)	(146)	–	(146)
Merrill Lynch^	Bloomberg Commodity Index 2-Month Forward Total Return	US T-BILL HIGH DISCOUNT RATE + 12 BPS	Bloomberg Commodity Index 2-Month Forward Total Return	Monthly	08/03/2022	USD	(4,042)	(302)	–	(302)
Merrill Lynch^	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 11 BPS	Bloomberg Commodity Index Total Return	Monthly	08/03/2022	USD	(20,859)	(1,533)	–	(1,533)
Merrill Lynch^	BofA Merrill Lynch Commodity MLBXCS3T Total Return	3-Month U.S. Treasury rate plus 13 BPS	BofA Merrill Lynch Commodity MLBXCS3T Total Return	Monthly	07/02/2022	USD	(11,440)	(486)	–	(486)
Societe Generale^	Bloomberg Commodity Index 2-Month Forward Total Return	US T-BILL HIGH DISCOUNT RATE + 14 BPS	Bloomberg Commodity Index 2-Month Forward Total Return	Monthly	08/03/2022	USD	(3,065)	(229)	–	(229)
Societe Generale^	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 11 BPS	Bloomberg Commodity Index Total Return	Monthly	08/03/2022	USD	(12,048)	(886)	–	(886)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Societe Generale^	Societe Generale Commodities Custom Alpha 061	0.35%	Societe Generale Commodities Custom Alpha 061	Monthly	07/02/2022	USD	(6,185)	$(192)	$–	$(192)
								$(3,993)	$–	$(3,993)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2022, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	79,410	$25	$(1,067)	$1,092
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	4,366	126	(198)	324
China	1.00%	Quarterly	06/20/2027	21,400	(139)	(389)	250
Malaysia-634853	1.00%	Quarterly	06/20/2027	39,000	72	(592)	664
					$84	$(2,246)	$2,330

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	(477)	$(14)	$1	$(15)
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	(811)	(23)	12	(35)
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	(716)	(21)	5	(26)
					$(58)	$18	$(76)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	$82	$–	$82
3 MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	60	–	60
2.49%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	28	–	28
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	62	–	62
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	355	–	355
1.66%	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	83	–	83
1.67%	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	82	–	82
USD @ 3.146%	USD CPI	Annually	01/15/2027	USD	6,000	576	–	576
2.44%	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	279	–	279
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,800	1,783	–	1,783
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,075	34	–	34
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	4,220	229	–	229
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,230	209	–	209
1.6165%	3 MONTH USD- LIBOR	Quarterly	05/21/2031	USD	18,720	2,055	–	2,055
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	63	–	63
						$5,980	$–	$5,980

A list of the reverse repurchase agreements outstanding as of June 30, 2022 was as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(18,724)	Chase Securities	0.85%	$(18,724)
(4,699)	Chase Securities	0.86%	(4,699)
(11,438)	Chase Securities	0.86%	(11,438)
(21,159)	Chase Securities	0.86%	(21,159)
(28,796)	Chase Securities	0.86%	(28,796)

$(37,761)	Chase Securities	0.86%	$(37,761)
(24,177)	Chase Securities	0.88%	(24,177)
(8,300)	Chase Securities	1.50%	(8,300)
(3,559)	Chase Securities	1.59%	(3,559)
			$(158,613)

Percentages are based on Net Assets of $864,136 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Concluded)

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2022.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $81,244 ($ Thousands), representing 9.4% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.

AUD — Australian Dollar
BPs— Basis Points
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
CNY — Chinese Yuan Onshore
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HRW— Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LME — London Metal Exchange
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NYMEX — New York Mercantile Exchange
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
STACR — Structured Agency Credit Risk
TBA — To Be Announced
ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar
WTI — West Texas Intermediate

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	542,258	–	542,258
Common Stock	272,486	–	–	272,486
Corporate Obligations	–	78,567	–	78,567
Mortgage-Backed Securities	–	48,441	–	48,441
Asset-Backed Securities	–	28,964	–	28,964
U.S. Government Agency Obligations	–	28,863	–	28,863
Municipal Bonds	–	1,422	–	1,422
Sovereign Debt	–	1,147	–	1,147
Foreign Common Stock	512	–	–	512
Purchased Options	599	–	–	599
Total Investments in Securities	273,597	729,662	–	1,003,259
Securities Sold Short
Common Stock	(116,331)	–	–	(116,331)
Foreign Common Stock	(596)	–	–	(596)
Total Securities Sold Short	(116,927)	–	–	(116,927)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Inflation Managed Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(296)	–	–	(296)
Futures Contracts*
Unrealized Appreciation	1,515	–	–	1,515
Unrealized Depreciation	(10,943)	–	–	(10,943)
Forwards Contracts*
Unrealized Appreciation	–	576	–	576
Unrealized Depreciation	–	(604)	–	(604)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(815)	–	(815)
Total Return Swaps*
Unrealized Appreciation	–	199	–	199
Unrealized Depreciation	–	(4,192)	–	(4,192)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	2,330	–	2,330
Unrealized Depreciation	–	(76)	–	(76)
Interest Rate Swaps*
Unrealized Appreciation	–	5,980	–	5,980
Reverse Repurchase Agreements	–	(158,613)	–	(158,613)
Total Other Financial Instruments	(9,724)	(155,215)	–	(164,939)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 30.4%
Communication Services — 1.1%
Rogers Communications
1.583%, 07/14/2022 (A)	$7,550	$7,544

Consumer Discretionary — 1.9%
Harley-Davidson Financial Services
1.732%, 07/07/2022 (A)	12,500	12,495

Consumer Staples — 1.7%
Conagra Brands
2.303%, 07/08/2022 (A)	1,300	1,300
Molson Coors Brewing Co.
1.903%, 07/07/2022 (A)	10,350	10,346

		11,646

Energy — 6.6%
Centennial Energy Holdings
2.254%, 07/25/2022 (A)	6,500	6,491
1.403%, 07/21/2022 (A)	5,600	5,594
Enbridge US
2.053%, 07/19/2022 (A)	10,000	9,989
Energy Transfer
2.251%, 07/01/2022 (A)	10,000	9,999
Transcanada Pipelines Ltd.
1.474%, 07/25/2022 (A)	7,550	7,539
1.423%, 07/18/2022 (A)	5,000	4,995

		44,607

Health Care — 3.4%
Humana
2.153%, 07/12/2022 (A)	11,000	10,994
Viatris
3.005%, 07/19/2022 (A)	11,050	11,037
2.505%, 07/13/2022 (A)	650	650

		22,681

Industrials — 4.8%
Fortive
2.053%, 07/19/2022 (A)	7,950	7,942
Fortune Brands
1.823%, 07/11/2022 (A)	12,550	12,543
Leidos
2.381%, 07/01/2022 (A)	12,050	12,049

		32,534

Information Technology — 1.8%
Jabil
2.502%, 07/05/2022 (A)	12,150	12,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Materials — 1.8%
FMC
2.304%, 07/15/2022 (A)	$12,250	$12,239

Real Estate — 3.7%
Crown Castle International
2.303%, 07/06/2022 (A)	12,300	12,296
Healthpeak Properties
1.535%, 08/16/2022 (A)	12,550	12,514

		24,810

Utilities — 3.6%
Brookfield Infrastructure
2.003%, 07/19/2022 (A)	11,400	11,388
Entergy
1.707%, 08/22/2022 (A)	12,550	12,511

		23,899

Total Commercial Paper
(Cost $204,629) ($ Thousands)		204,601

	Shares
EXCHANGE TRADED FUNDS — 7.3%
Italy — 0.0%
Lyxor FTSE MIB UCITS ETF	4,800	107
United States — 7.3%
Energy Select Sector SPDR Fund	12,731	910
Financial Select Sector SPDR Fund	6,381	201
Industrial Select Sector SPDR Fund	2,532	221
Invesco QQQ Trust Series, Ser 1	3,900	1,093
iShares China Large-Cap ETF	2,995	102
iShares Core S&P 500 ETF	67,415	25,560
iShares Global Energy ETF	12,640	428
Materials Select Sector SPDR Fund	9,217	678
SPDR S&P Homebuilders ETF	2,335	128
Vanguard Health Care ETF	1,013	239
Vanguard Intermediate-Term Corporate Bond ETF	12,152	972
Vanguard Long-Term Corporate Bond ETF	27,294	2,214
Vanguard S&P 500 ETF	45,998	15,956
Vanguard Small-Capital ETF	1,706	300
WisdomTree Japan Hedged Equity Fund	3,982	249
Xtrackers Harvest CSI 300 China A-Shares ETF	5,524	189

Total Exchange Traded Funds
(Cost $39,336) ($ Thousands)		49,547

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$434	$524
3.625%, 04/15/2028	241	281
3.375%, 04/15/2032	78	98
2.500%, 01/15/2029	267	297
2.375%, 01/15/2025	494	523
2.375%, 01/15/2027	266	289
2.125%, 02/15/2040	167	195
2.125%, 02/15/2041	235	272
2.000%, 01/15/2026	128	135
1.750%, 01/15/2028	360	382
1.375%, 02/15/2044	425	434
1.000%, 02/15/2046	230	218
1.000%, 02/15/2048	215	205
1.000%, 02/15/2049	184	177
0.875%, 01/15/2029	459	464
0.875%, 02/15/2047	261	241
0.750%, 07/15/2028	544	548
0.750%, 02/15/2042	292	267
0.750%, 02/15/2045	432	387
0.625%, 01/15/2024	1,213	1,234
0.625%, 01/15/2026	536	542
0.625%, 02/15/2043	291	257
0.500%, 04/15/2024	451	458
0.500%, 01/15/2028	701	697
0.375%, 07/15/2023	540	549
0.375%, 07/15/2025	723	730
0.375%, 01/15/2027	614	612
0.375%, 07/15/2027	674	671
0.250%, 01/15/2025	841	846
0.250%, 07/15/2029	606	588
0.250%, 02/15/2050	277	219
0.125%, 07/15/2024	285	288
0.125%, 10/15/2024	1,024	1,030
0.125%, 04/15/2025	753	753
0.125%, 10/15/2025	639	639
0.125%, 10/15/2025	4	4
0.125%, 04/15/2026	525	520
0.125%, 07/15/2026	499	495
0.125%, 10/15/2026	625	619
0.125%, 04/15/2027	374	368
0.125%, 01/15/2030	754	720
0.125%, 07/15/2030	710	677
0.125%, 01/15/2031	775	738
0.125%, 07/15/2031	771	733
0.125%, 01/15/2032	830	788
0.125%, 02/15/2051	275	212
0.125%, 02/15/2052	166	129

Total U.S. Treasury Obligations
(Cost $23,370) ($ Thousands)		22,053

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 2.8%

Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,374,333	$10,597
0.100%, 03/10/2027		1,098,736	8,617

Total Sovereign Debt
(Cost $23,766) ($ Thousands)			19,214

U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
FHLB
1.375%, 02/17/2023		$12,910	12,804

Total U.S. Government Agency Obligation
(Cost $13,001) ($ Thousands)			12,804

	Shares
COMMON STOCK — 0.9%
Bermuda — 0.0%
Lazard Ltd, Cl A		803	26
Canada — 0.1%
Bank of Montreal		125	12
Barrick Gold		1,213	22
Canadian National Railway		235	26
Enbridge		898	38
Kinross Gold		6,225	22
Manulife Financial		2,317	40
Royal Bank of Canada		534	52
Toronto-Dominion Bank		561	37
			249

United States — 0.8%
Communication Services — 0.1%
Alphabet Inc, Cl A *		10	22
AT&T Inc		1,955	41
Electronic Arts Inc		233	28
Fox Corp, Cl A		810	26
Meta Platforms Inc, Cl A *		426	69
Sirius XM Holdings Inc		6,672	41
Verizon Communications Inc		840	43
Walt Disney Co/The *		740	70
World Wrestling Entertainment Inc, Cl A		6,681	417
			757
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *		1,278	136
Aramark		821	25
BorgWarner Inc		720	24
Caesars Entertainment Inc *		770	30
Ford Motor Co		2,166	24
Garmin Ltd		261	25
Genuine Parts Co		204	27
Leggett & Platt Inc		710	25
McDonald's Corp		117	29
MGM Resorts International		4,455	129

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stellantis	1,972	$24
Tractor Supply Co	140	27
Wendy's Co/The	1,494	28
		553
Consumer Staples — 0.1%
Altria Group Inc	543	23
Campbell Soup Co	1,219	59
Church & Dwight Co Inc	301	28
Coca-Cola Co/The	419	26
Conagra Brands Inc	1,287	44
General Mills Inc	630	47
Hormel Foods Corp	564	27
J M Smucker Co/The	215	27
Kellogg Co	372	27
Keurig Dr Pepper Inc	1,120	40
Kimberly-Clark Corp	236	32
Kraft Heinz Co/The	710	27
Lamb Weston Holdings Inc	410	29
McCormick & Co Inc/MD	146	12
Molson Coors Beverage Co, Cl B	504	27
Mondelez International Inc, Cl A	904	56
PepsiCo Inc	159	27
Philip Morris International Inc	294	29
		587
Energy — 0.0%
Antero Midstream Corp	1,396	13
Cheniere Energy Inc	215	29
Chevron Corp	92	13
Kinder Morgan Inc	2,302	38
ONEOK Inc	428	24
Targa Resources Corp	196	12
Williams Cos Inc/The	908	28
		157
Financials — 0.1%
Aflac Inc	474	26
AGNC Investment Corp ‡	2,365	26
Allstate Corp/The	208	26
Annaly Capital Management Inc ‡	4,391	26
Ares Capital	2,859	51
Berkshire Hathaway Inc, Cl B *	42	12
Blackstone Mortgage Trust Inc, Cl A ‡	1,420	39
Canadian Imperial Bank of Commerce	490	24
Chubb Ltd	135	27
Fidelity National Financial Inc	1,007	37
FS KKR Capital Corp	1,313	26
Huntington Bancshares Inc/OH	2,098	25
Intercontinental Exchange Inc	111	10
KeyCorp	2,154	37
MSCI Inc, Cl A	68	28
Nasdaq Inc, Cl A	183	28
New Residential Investment Corp ‡	3,090	29
New York Community Bancorp Inc	5,609	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northern Trust Corp	259	$25
Principal Financial Group Inc, Cl A	416	28
Progressive Corp/The	236	28
Starwood Property Trust Inc ‡	1,837	38
Travelers Cos Inc/The	159	27
		674
Health Care — 0.1%
Abbott Laboratories	241	26
Alcon	380	26
AmerisourceBergen Corp, Cl A	190	27
Avantor Inc *	458	14
Boston Scientific Corp *	1,387	52
Bristol-Myers Squibb Co	558	43
Cardinal Health Inc	772	40
Change Healthcare Inc *	1,158	27
Danaher Corp, Cl A	110	28
Gilead Sciences Inc	490	30
Hologic Inc *	372	26
Johnson & Johnson	150	27
Medtronic PLC	268	24
Quest Diagnostics Inc	220	29
UnitedHealth Group Inc	54	28
Vertex Pharmaceuticals Inc *	109	31
Viatris Inc, Cl W *	316	3
Zoetis Inc, Cl A	165	28
		509
Industrials — 0.1%
A O Smith Corp	706	39
CH Robinson Worldwide Inc	268	27
Deere & Co	71	21
Delta Air Lines Inc, Cl A *	575	17
Eaton Corp PLC	192	24
Emerson Electric Co	299	24
Equifax Inc	149	27
Fastenal Co, Cl A	534	27
Fortive Corp	691	38
General Dynamics Corp	186	41
Huntington Ingalls Industries Inc, Cl A	147	32
Illinois Tool Works Inc	142	26
Ingersoll Rand Inc	604	25
Lockheed Martin Corp	34	15
Northrop Grumman Corp	94	45
PACCAR Inc	321	26
Waste Management Inc	186	28
		482
Information Technology — 0.0%
Amphenol Corp, Cl A	595	38
Apple Inc	1,331	182
Corning Inc, Cl B	1,249	39
Dell Technologies Inc, Cl C	539	25
Flex *	1,732	25
Juniper Networks Inc	1,407	40

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NortonLifeLock Inc	1,776	$39
Texas Instruments Inc	166	26
Tower Semiconductor Ltd *	605	28
Trimble Inc *	407	24
		466
Materials — 0.0%
Ball Corp	386	26
Crown Holdings Inc	290	27
Dow Inc	457	24
Franco-Nevada	190	25
Huntsman Corp	1,266	36
Sherwin-Williams Co/The, Cl A	112	25
		163
Real Estate — 0.1%
Americold Realty Trust ‡	916	28
AvalonBay Communities Inc ‡	257	50
CBRE Group Inc, Cl A *	383	28
EPR Properties, Cl A ‡	565	26
Equity Residential ‡	331	24
Extra Space Storage Inc ‡	246	42
Healthcare Trust of America Inc, Cl A ‡	974	27
Healthpeak Properties Inc ‡	434	11
Invitation Homes Inc ‡	789	28
Kimco Realty Corp ‡	1,927	38
National Retail Properties Inc ‡	665	29
STAG Industrial Inc ‡	1,555	48
STORE Capital Corp ‡	1,026	27
VICI Properties Inc ‡	893	27
Welltower Inc ‡	311	26
Weyerhaeuser Co ‡	1,521	50
WP Carey Inc ‡	318	26
		535
Utilities — 0.1%
AES Corp/The	2,008	42
American Electric Power Co Inc	151	15
Atlantica Sustainable Infrastructure	788	25
CenterPoint Energy Inc	950	28
Consolidated Edison Inc	279	27
Dominion Energy Inc	517	41
Edison International	841	53
Entergy Corp	127	14
Exelon Corp	1,231	56
FirstEnergy Corp	689	26
NRG Energy Inc	652	25
Pinnacle West Capital Corp	547	40
PPL Corp	1,480	40
Public Service Enterprise Group Inc	617	39
Sempra Energy	172	26
Southern Co/The	388	28
Vistra Corp	1,650	38
WEC Energy Group Inc	435	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	792	$56
		663
		5,546

Total Common Stock
(Cost $5,861) ($ Thousands)		5,821

Total Investments in Securities — 46.6%
(Cost $309,963) ($ Thousands)		$314,040

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	1	Jul-2022	$136	$138	$1
Australian 10-Year Bond	1	Sep-2022	82	82	–
Australian 3-Year Bond	31	Sep-2022	2,281	2,291	19
CAC40 10 Euro Index	3	Jul-2022	186	185	(1)
Canadian 10-Year Bond	1	Sep-2022	96	96	1
Canadian 10-Year Bond	50	Sep-2022	4,971	4,806	(154)
DAX Index	1	Sep-2022	347	334	(14)
Euro STOXX 50	17	Sep-2022	612	612	4
Euro-OAT	17	Sep-2022	2,542	2,462	(15)
Euro-Schatz	1	Sep-2022	114	114	–
Hang Seng Index	6	Jul-2022	844	831	(13)
IBEX	1	Jul-2022	84	84	–
Japanese 10-Year Bond	1	Sep-2022	1,106	1,094	15
Long Gilt 10-Year Bond	19	Oct-2022	2,814	2,630	(102)
Micro E-MINI NASDAQ-100	26	Sep-2022	589	600	11
MSCI EAFE Index	59	Sep-2022	5,517	5,477	(40)
MSCI Emerging Markets	50	Sep-2022	2,502	2,507	5
MSCI Emerging Markets	11	Sep-2022	552	551	(1)
NASDAQ 100 Index E-MINI	3	Sep-2022	680	692	12
Nikkei 225 Index	6	Sep-2022	127	116	(7)
OMX Stockholm 30	17	Jul-2022	323	310	(11)
Russell 2000 Index E-MINI	2	Sep-2022	172	171	(1)
S&P 500 Index E-MINI	6	Sep-2022	1,126	1,137	11
S&P Mid Cap 400 Index E-MINI	10	Sep-2022	2,404	2,268	(136)
SPI 200 Index	7	Sep-2022	795	778	(9)
U.S. 2-Year Treasury Note	24	Oct-2022	5,070	5,040	(30)
U.S. 5-Year Treasury Note	135	Oct-2022	15,250	15,154	(96)
U.S. 10-Year Treasury Note	87	Sep-2022	10,454	10,312	(142)
U.S. 10-Year Treasury Note	21	Sep-2022	2,484	2,489	5
U.S. Long Treasury Bond	2	Sep-2022	278	277	(1)
U.S. Ultra Long Treasury Bond	1	Sep-2022	152	154	2
			64,690	63,792	(687)
Short Contracts
Euro STOXX 50	(7)	Sep-2022	$(253)	$(252)	$2
FTSE 100 Index	(11)	Sep-2022	(943)	(951)	(9)
Japanese 10-Year Bond	(11)	Sep-2022	(12,513)	(12,033)	63
MSCI Singapore Index	(8)	Jul-2022	(169)	(161)	7
Nikkei 225 Index	(3)	Sep-2022	(421)	(397)	24
OMX Stockholm 30	(27)	Jul-2022	(499)	(493)	4
S&P 500 Index E-MINI	(111)	Sep-2022	(21,628)	(21,032)	596
S&P TSX 60 Index	(3)	Sep-2022	(532)	(531)	3
			(36,958)	(35,850)	690
			$27,732	$27,942	$3

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/07/22	PLN	4,975	USD	1,112	$7
Bank of America	07/15/22	USD	857	JPY	113,130	(24)
Bank of America	07/15/22	JPY	110,161	USD	868	57
Bank of America	07/21/22	USD	655	AUD	887	(45)
Bank of America	08/02/22	BRL	4,609	USD	870	(3)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/28/22	USD	428	PHP	22,671	$(16)
BNP Paribas	07/07/22	USD	316	INR	24,683	(4)
BNP Paribas	07/07/22	INR	17,629	USD	226	3
BNP Paribas	07/07/22	HUF	286,072	USD	746	(7)
BNP Paribas	07/15/22	USD	2	COP	9,773	—
BNP Paribas	07/15/22	USD	4	COP	16,809	—
BNP Paribas	07/20/22	USD	899	MXP	18,189	(1)
BNP Paribas	07/20/22	GBP	2,787	USD	3,347	(39)
BNP Paribas	07/28/22	USD	1,739	IDR	25,112,618	(59)
BNP Paribas	07/28/22	IDR	25,031,889	USD	1,702	27
BNP Paribas	07/28/22	IDR	31,193,733	USD	2,148	60
Brown Brothers Harriman	07/07/22	EUR	404	HUF	162,781	6
Brown Brothers Harriman	07/07/22	USD	407	HUF	150,151	(12)
Brown Brothers Harriman	07/07/22	HUF	173,615	USD	458	1
Brown Brothers Harriman	07/13/22	USD	435	CHF	416	—
Brown Brothers Harriman	07/13/22	CHF	517	USD	534	(6)
Brown Brothers Harriman	07/14/22	USD	414	CZK	9,804	(1)
Brown Brothers Harriman	07/14/22	CZK	10,475	USD	444	3
Brown Brothers Harriman	07/15/22	JPY	56,264	USD	434	19
Brown Brothers Harriman	07/20/22	USD	3	AUD	4	—
Brown Brothers Harriman	07/20/22	AUD	4	USD	3	—
Brown Brothers Harriman	07/20/22	GBP	305	USD	372	1
Brown Brothers Harriman	07/20/22	USD	342	JPY	46,211	(2)
Brown Brothers Harriman	07/20/22	USD	390	GBP	315	(8)
Brown Brothers Harriman	07/20/22	USD	392	MXN	7,863	(3)
Brown Brothers Harriman	07/20/22	EUR	443	USD	464	1
Brown Brothers Harriman	07/20/22	USD	470	SEK	4,800	(1)
Brown Brothers Harriman	07/20/22	USD	484	NZD	773	(4)
Brown Brothers Harriman	07/20/22	NZD	565	USD	361	10
Brown Brothers Harriman	07/20/22	CAD	503	USD	390	—
Brown Brothers Harriman	07/20/22	CAD	534	USD	408	(5)
Brown Brothers Harriman	07/21/22	CAD	45	USD	36	1
Brown Brothers Harriman	07/21/22	USD	355	AUD	496	(14)
Brown Brothers Harriman	07/21/22	USD	432	CAD	555	(2)
Brown Brothers Harriman	07/21/22	USD	640	CNY	4,282	—
Brown Brothers Harriman	07/28/22	USD	432	MXP	8,535	(11)
Brown Brothers Harriman	07/28/22	USD	869	EUR	821	(9)
Brown Brothers Harriman	07/28/22	EUR	1,381	USD	1,463	16
Brown Brothers Harriman	08/10/22	THB	20,404	USD	584	6
Brown Brothers Harriman	08/18/22	USD	652	ZAR	10,399	(20)
Brown Brothers Harriman	08/25/22	GBP	135	USD	170	6
Brown Brothers Harriman	09/22/22	USD	303	NOK	3,025	4
Credit Suisse First Boston	07/13/22	USD	2,630	CHF	2,614	102
Credit Suisse First Boston	07/14/22	USD	1,045	CZK	24,910	6
Credit Suisse First Boston	07/20/22	AUD	745	USD	526	14
Credit Suisse First Boston	07/20/22	USD	980	EUR	925	(12)
Credit Suisse First Boston	07/20/22	USD	1,194	CHF	1,149	8
Credit Suisse First Boston	07/20/22	CHF	4,228	USD	4,260	(163)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse First Boston	07/20/22	JPY	262,703	USD	1,993	$57
Deutsche Bank	07/07/22	USD	1,485	INR	115,308	(26)
Deutsche Bank	07/15/22	USD	615	PEN	2,319	(5)
Deutsche Bank	07/15/22	USD	866	JPY	112,585	(37)
Deutsche Bank	07/20/22	MXP	17,414	USD	867	7
Deutsche Bank	07/21/22	USD	1,313	CNH	8,805	—
Deutsche Bank	07/27/22	USD	437	TWD	12,962	—
Deutsche Bank	07/27/22	USD	591	KRW	742,982	(18)
Deutsche Bank	07/27/22	TWD	42,192	USD	1,432	10
Deutsche Bank	07/27/22	KRW	664,994	USD	512	(1)
Deutsche Bank	07/28/22	EUR	651	USD	688	6
Deutsche Bank	07/28/22	USD	1,540	EUR	1,457	(14)
Deutsche Bank	07/28/22	USD	2,503	PHP	132,553	(95)
Deutsche Bank	07/28/22	PHP	168,046	USD	3,175	121
Deutsche Bank	08/02/22	USD	1,748	BRL	9,265	5
Deutsche Bank	08/18/22	ZAR	16,953	USD	1,039	9
Goldman Sachs	07/07/22	USD	211	INR	16,456	(3)
Goldman Sachs	07/07/22	INR	52,645	USD	686	20
Goldman Sachs	07/14/22	CZK	38,700	USD	1,642	9
Goldman Sachs	07/15/22	USD	567	JPY	71,938	(37)
Goldman Sachs	07/15/22	PEN	2,341	USD	622	6
Goldman Sachs	07/15/22	CLP	319,600	USD	354	13
Goldman Sachs	07/15/22	JPY	10,305,106	USD	81,252	5,323
Goldman Sachs	07/20/22	USD	636	NZD	1,019	(3)
Goldman Sachs	07/20/22	CAD	657	USD	510	1
Goldman Sachs	07/20/22	EUR	879	USD	916	(4)
Goldman Sachs	07/20/22	USD	683	GBP	566	5
Goldman Sachs	07/20/22	USD	582	GBP	473	(8)
Goldman Sachs	07/20/22	USD	1,742	AUD	2,508	(18)
Goldman Sachs	07/20/22	SEK	9,066	USD	901	15
Goldman Sachs	07/20/22	MXN	11,578	USD	557	(15)
Goldman Sachs	07/21/22	CNH	4,169	USD	617	(5)
Goldman Sachs	07/27/22	USD	643	TWD	18,940	(4)
Goldman Sachs	07/27/22	USD	1,363	KRW	1,744,002	(19)
Goldman Sachs	07/27/22	TWD	60,074	USD	2,048	24
Goldman Sachs	07/28/22	USD	5,606	IDR	81,614,870	(145)
Goldman Sachs	07/28/22	IDR	25,002,494	USD	1,715	42
Goldman Sachs	12/15/22	USD	2,742	MYR	12,108	11
HSBC	07/13/22	CHF	593	USD	628	7
HSBC	07/13/22	USD	733	CHF	682	(20)
HSBC	07/20/22	USD	587	MXN	11,871	(1)
HSBC	07/20/22	EUR	770	USD	806	(1)
HSBC	07/20/22	USD	1,174	SEK	11,928	(9)
HSBC	07/21/22	USD	706	CAD	883	(22)
HSBC	07/27/22	USD	1,331	KRW	1,658,739	(52)
HSBC	07/27/22	TWD	29,484	USD	1,015	22
HSBC	07/27/22	KRW	4,889,176	USD	3,923	153
HSBC	07/28/22	PHP	55,338	USD	1,005	(1)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	08/26/22	USD	811	NZD	1,257	$(30)
HSBC	08/26/22	NZD	827	USD	534	20
JPMorgan Chase Bank	07/05/22	USD	1,897	BRL	9,265	(128)
JPMorgan Chase Bank	07/05/22	BRL	4,609	USD	944	64
JPMorgan Chase Bank	07/07/22	INR	98,594	USD	1,266	18
JPMorgan Chase Bank	07/15/22	JPY	42,433	USD	322	10
JPMorgan Chase Bank	07/20/22	EUR	987	USD	1,032	(1)
JPMorgan Chase Bank	07/20/22	USD	1,021	CAD	1,313	(3)
JPMorgan Chase Bank	07/20/22	USD	1,033	NOK	10,312	12
JPMorgan Chase Bank	07/20/22	USD	1,205	AUD	1,705	(33)
JPMorgan Chase Bank	07/20/22	USD	1,268	CHF	1,228	17
JPMorgan Chase Bank	07/20/22	AUD	2,489	USD	1,727	16
JPMorgan Chase Bank	07/28/22	USD	585	PHP	30,844	(24)
Merrill Lynch	07/07/22	USD	316	INR	24,683	(4)
Merrill Lynch	07/07/22	USD	868	HUF	314,467	(40)
Merrill Lynch	07/07/22	USD	1,081	PLN	4,834	(7)
Merrill Lynch	07/15/22	CLP	835,402	USD	956	67
Merrill Lynch	07/20/22	USD	804	CAD	1,039	1
Merrill Lynch	07/20/22	USD	3,501	JPY	469,788	(38)
Merrill Lynch	07/27/22	USD	322	KRW	408,194	(7)
Morgan Stanley	07/07/22	INR	12,626	USD	165	5
Morgan Stanley	07/15/22	PEN	16	USD	4	—
Morgan Stanley	07/15/22	USD	1,239	JPY	160,223	(58)
Morgan Stanley	07/15/22	JPY	410,084	USD	3,139	117
Morgan Stanley	07/21/22	USD	1,134	AUD	1,583	(46)
Morgan Stanley	07/21/22	CNH	13,859	USD	2,027	(40)
Morgan Stanley	08/18/22	ZAR	10,399	USD	651	19
Standard Chartered	07/28/22	IDR	16,208,223	USD	1,127	42
UBS	07/13/22	USD	568	CHF	548	5
UBS	07/15/22	USD	60	CLP	50,742	(6)
UBS	07/15/22	CLP	299	USD	—	—
UBS	07/27/22	USD	435	TWD	12,827	(3)
UBS	07/27/22	USD	653	KRW	818,163	(22)
						$5,113

A list of the open OTC swap agreements held by the Fund at June 30, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	SWISS MKT IDX FUTURE	9297788	Morgan Stanley	Annual	09/16/2022	USD	(431)	$(4)	$–	$(4)
								$(4)	$–	$(4)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2022, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S37V1-5Y	Sell	(20.248)%	Quarterly	12/20/2026	(2,445)	$(35)	$201	$(236)
CDX.NA.HY.S38V1-5Y	Sell	(18.741)%	Quarterly	06/20/2027	(267)	(8)	14	(22)
CDX.NA.IG.S37V1-5Y	Sell	(20.341)%	Quarterly	12/20/2026	(2,110)	5	46	(41)
CDX.NA.IG.S38V1-5Y	Sell	(19.023)%	Quarterly	06/20/2027	(180)	0	3	(3)
ITRAXX.XOVER.S36V1-5Y	Sell	(35.108)%	Quarterly	12/20/2026	(740)	(14)	90	(104)
						$(52)	$354	$(406)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	2.067%	Semi-Annual	11/15/2031	USD	980	$(103)	$–	$(103)
3-MONTH NZD - BKBM	2.695%	Semi-Annual	11/16/2031	USD	810	(55)	–	(55)
6-MONTH AUD - BBSW	2.074%	Semi-Annual	11/22/2031	USD	1,510	(158)	–	(158)
3-MONTH NZD - BKBM	2.8%	Semi-Annual	11/23/2031	USD	1,340	(84)	–	(84)
6-MONTH AUD - BBSW	2.033%	Semi-Annual	01/05/2032	USD	3,780	(416)	–	(416)
3-MONTH NZD - BKBM	2.641%	Semi-Annual	01/06/2032	USD	3,620	(260)	–	(260)
						$(1,076)	$–	$(1,076)

t

Percentages are based on Net Assets of $673,952 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CPI — Consumer Price Index
CZK — Czech Koruna
DAX — German Stock Index
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
FHLB — Federal Home Loan Bank
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HUF — Hungarian Forint
IBEX — International Business Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
Ltd. — Limited
MIB — Milano Indice di Borsa
MSCI — Morgan Stanley Capital International

MXN — Mexican Peso
MYR — Malaysian Ringgit
NASDAQ – National Association of Securities Dealers and Automated Quotations
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Option Market Index
PEN — Peruvian Sol
PHP — Philippine Peso
PLC — Public Limited Company
PLN — Polish Zloty
S&P— Standard & Poor's
SEK — Swedish Krona
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
THB — Thai Baht
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
UCITS — Undertakings for the Collective Investment in Transferable Securities
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Multi-Asset Capital Stability Fund (Concluded)

The following is a summary of the level of inputs used as of June 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	204,601	–	204,601
Exchange Traded Funds	49,547	–	–	49,547
U.S. Treasury Obligations	–	22,053	–	22,053
Sovereign Debt	–	19,214	–	19,214
U.S. Government Agency Obligation	–	12,804	–	12,804
Common Stock	5,821	–	–	5,821
Total Investments in Securities	55,368	258,672	–	314,040

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	785	–	–	785
Unrealized Depreciation	(782)	–	–	(782)
Forwards Contracts*
Unrealized Appreciation	–	6,637	–	6,637
Unrealized Depreciation	–	(1,524)	–	(1,524)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(4)	–	(4)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(406)	–	(406)
Interest Rate Swaps*
Unrealized Depreciation	–	(1,076)	–	(1,076)
Total Other Financial Instruments	3	3,627	–	3,630

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2022